UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-07332 and 811-08162

Name of Fund:	BlackRock Funds III
BlackRock Cash Funds: Institutional
BlackRock Cash Funds: Treasury
BlackRock LifePath® Dynamic 2025 Fund
BlackRock LifePath® Dynamic 2030 Fund
BlackRock LifePath® Dynamic 2035 Fund
BlackRock LifePath® Dynamic 2040 Fund
BlackRock LifePath® Dynamic 2045 Fund
BlackRock LifePath® Dynamic 2050 Fund
BlackRock LifePath® Dynamic 2055 Fund
BlackRock LifePath® Dynamic 2060 Fund
BlackRock LifePath® Dynamic 2065 Fund
BlackRock LifePath® Dynamic Retirement Fund
BlackRock LifePath® Index 2025 Fund
BlackRock LifePath® Index 2030 Fund
BlackRock LifePath® Index 2035 Fund
BlackRock LifePath® Index 2040 Fund
BlackRock LifePath® Index 2045 Fund
BlackRock LifePath® Index 2050 Fund
BlackRock LifePath® Index 2055 Fund
BlackRock LifePath® Index 2060 Fund
BlackRock LifePath® Index 2065 Fund
BlackRock LifePath® Index Retirement Fund
iShares MSCI Total International Index Fund
iShares Russell 1000 Large-Cap Index Fund
iShares S&P 500 Index Fund
iShares U.S. Aggregate Bond Index Fund

Master Investment Portfolio
Diversified Equity Master Portfolio
International Tilts Master Portfolio
Large Cap Index Master Portfolio
Money Market Master Portfolio
S&P 500 Index Master Portfolio
Total International ex U.S. Index Master Portfolio
Treasury Money Market Master Portfolio
U.S. Total Bond Index Master Portfolio

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds III and Master Investment Portfolio, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 537-4942

Date of fiscal year end: 12/31/2022

Date of reporting period: 06/30/2022

Item 1 – Report to Stockholders

(a) The Report to Shareholders is attached herewith.

JUNE 30, 2022

2022 Semi-Annual Report (Unaudited)

BlackRock Funds III

•  BlackRock Cash Funds: Institutional

•  BlackRock Cash Funds: Treasury

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of June 30, 2022 saw the emergence of significant challenges that disrupted the economic recovery and strong financial markets. The U.S. economy shrank in the first quarter of 2022, ending the run of robust growth that followed the reopening of global economies and the development of COVID-19 vaccines. Rapid changes in consumer spending led to supply constraints and elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell, as persistently high inflation drove investors’ expectations for higher interest rates, particularly weighing on relatively high-valuation growth stocks and economically sensitive small-capitalization stocks. While both large- and small-capitalization U.S. stocks fell, declines for small-capitalization U.S. stocks were particularly steep. Both emerging market stocks and international equities from developed markets fell significantly, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose notably during the reporting period as increasing inflation drove investors’ expectations for higher interest rates. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is growing faster than expected, raised interest rates three times while indicating that additional large rate hikes were likely. Furthermore, the Fed wound down its bond-buying programs and began to reduce its balance sheet. Continued high inflation and the Fed’s statements led many analysts to anticipate that interest rates have significant room to rise before peaking.

Furthermore, the horrific war in Ukraine has significantly clouded the outlook for the global economy, leading to major volatility in energy and metals markets. Sanctions on Russia, Europe’s top energy supplier, and general wartime disruption have magnified supply problems for key commodities. We believe elevated energy prices will continue to exacerbate inflationary pressure while also constraining economic growth. Combating inflation without stifling a recovery, while buffering against ongoing supply and price shocks, will be an especially challenging environment for setting effective monetary policy. Despite the likelihood of more rate increases on the horizon, we believe the Fed will err on the side of protecting employment, even at the expense of higher inflation. However, markets have been primed to expect sharp tightening, which could weigh on valuations until central banks begin to tap the brakes.

In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Furthermore, the energy shock and a deteriorating economic backdrop in China and Europe are likely to challenge corporate earnings, so we are underweight equities overall in the near-term. We take the opposite view on credit, where higher spreads provide near-term opportunities, while the likelihood of a higher inflation regime leads us to take an underweight stance on credit in the long-term. We believe that investment-grade corporates, U.K. gilts, local-currency emerging market debt, and inflation-protected bonds (particularly in Europe) offer strong opportunities in a six- to twelve-month horizon.

Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of June 30, 2022

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(19.96)%	(10.62)%

U.S. small cap equities (Russell 2000® Index)	(23.43)	(25.20)

International equities (MSCI Europe, Australasia, Far East Index)	(19.57)	(17.77)

Emerging market equities (MSCI Emerging Markets Index)	(17.63)	(25.28)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.15	0.18

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(11.34)	(10.94)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(10.35)	(10.29)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(8.98)	(8.57)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(14.19)	(12.82)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Money Market Overview For the 6-Month Period Ended June 30, 2022

Market Review

During the six-month period ended June 30, 2022, monetary accommodation was removed at an accelerated pace and a strong disparity between supply and demand at the front-end of the market continued. The United States saw inflation increase at its fastest pace in four decades throughout the period, with the Consumer Price Index (“CPI”) increasing 9.1% on an annualized basis in June 2022. During its meeting on March 16th, the Federal Open Market Committee (the “FOMC”, or “the Committee”) raised the range for the Federal Funds target rate - for the first time since December 2018 – from 0.00% - 0.25% to 0.25% - 0.50%.

Responding to increasing inflation at home, the FOMC raised the Federal Funds target rate at each meeting during the second quarter. The Committee elected to increase the Federal Funds target rate by 0.50% at its May 2022 meeting, and another 0.75% at its June 2022 meeting, bringing the target rate to 1.50% - 1.75% as of June 30, 2022. In a statement released in conjunction with the June 15th FOMC meeting, the Committee reiterated that it is “highly attentive to inflation risks,” and added that it is “strongly committed to returning inflation to its 2.00% objective.”

According to the updated “dot plot” median Federal Funds rate forecast accompanying the June 2022 meeting, the FOMC penciled in an additional 1.50% of rate hikes for 2022 relative to the March 2022 dot plot, bringing the median projection to 3.40%. The June “dot plot” also showed the median Federal Funds rate topping out at 3.80% in 2023, reflecting an additional 1.00% of rate hikes relative to the March 2022 projections. Also, an easing of monetary policy is forecasted for 2024, with the median Federal Funds rate projected to decline to 3.40%.

The Fed median economic growth forecasts declined relative to the March 2022 projections, while the median core inflation projections for 2022 and 2023 moved higher. Projected median unemployment levels also moved higher over the forecast horizon. Net new U.S. Treasury bill (“T-bill”) supply contracted $246.1 billion during the period, further exacerbating the supply and demand imbalance in the money market space and resulting in a distorted yield curve at the end of the period. T-bill tenors between 1-month and 1-year dramatically rose despite this dynamic as markets priced in several rate hikes during the first half of the year. Yields on the 1-month and 12-month T-bills rose by 1.00% and 2.40%, respectively, to 1.02% and 2.78% on June 30, 2022.

As the large unevenness between supply and demand persisted throughout the period, daily utilization of the Fed’s overnight reverse repurchase agreement program (“RRP”) continued to climb, peaking at $2.33 trillion in late June 2022. A defensive posture by investors arguably contributed to softness in rates on repurchase agreements (“repo”) during the period. The secured overnight financing rate (“SOFR”) — a broad measure of the cost of borrowing cash overnight collateralized by Treasury securities — regularly printed below the lower bound of the range for the Federal Funds beginning in early May 2022. Industry-wide money market mutual funds (“MMFs”) experienced net outflows of $228 billion during the six-month period ended June 30, 2022. Of this, assets of government and prime MMFs fell by $232 billion and $13 billion, respectively, while assets municipal MMFs grew by nearly $17 billion.

Outlook

An outlook for persistently elevated inflation suggests increases in the target range for the Federal Funds rate by the FOMC of at least 0.50% are possible at the next few FOMC meetings. Forecasts by the FOMC and futures contracts for Federal Funds suggest that monetary policy could become restrictive later this year. Defensive positioning by investors and insufficient supply of T-bills and similar investments will likely contribute to generally depressed levels on repurchase agreements and elevated usage of the Fed’s RRP facility by eligible counterparties.

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of June 30, 2022	BlackRock Cash Funds: Institutional

Investment Objective

BlackRock Cash Funds: Institutional’s (the “Fund”) investment objective is to seek a high level of income consistent with liquidity and the preservation of capital.

CURRENT SEVEN-DAY YIELDS

	7-Day SEC Yield	7-Day Yield

SL Agency	1.64%	1.64%

The 7-Day SEC Yields may differ from the 7-Day Yields shown due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Expense Example

	Actual				Hypothetical 5% Return

	Beginning Account Value (01/01/22)	Ending Account Value (06/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (01/01/22)	Ending Account Value (06/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

SL Agency	$ 1,000.00	$ 1,002.00	$ 0.45		$ 1,000.00	$ 1,024.35	$ 0.45		0.09%

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Because the Fund invests all of its assets in the Money Market Master Portfolio (the “Master Portfolio”), the expense example reflects the net expenses of both the Fund and the Master Portfolio in which it invests.

See “Disclosure of Expenses” for further information on how expenses were calculated.

Past performance is not an indication of future results.

F U N D S U M M A R Y	5

Fund Summary as of June 30, 2022	BlackRock Cash Funds: Treasury

Investment Objective

BlackRock Cash Funds: Treasury’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.

CURRENT SEVEN-DAY YIELDS

	7-Day SEC Yield	7-Day Yield

Institutional	1.35%	1.35%
SL Agency	1.38	1.38

The 7-Day SEC Yields may differ from the 7-Day Yields shown due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Expense Example

	Actual				Hypothetical 5% Return

	Beginning Account Value (01/01/22)	Ending Account Value (06/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (01/01/22)	Ending Account Value (06/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

Institutional	$ 1,000.00	$ 1,001.80	$ 0.55		$ 1,000.00	$ 1,024.25	$ 0.55		0.11%
SL Agency	1,000.00	1,001.90	0.45		1,000.00	1,024.35	0.45		0.09

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Because the Fund invests all of its assets in the Treasury Money Market Master Portfolio (the “Master Portfolio”), the expense example reflects the net expenses of both the Fund and the Master Portfolio in which it invests.

See “Disclosure of Expenses” for further information on how expenses were calculated.

Past performance is not an indication of future results.

6	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including administration fees, service and distribution fees, and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

D I S C L O S U R E O F E X P E N S E S	7

Statements of Assets and Liabilities (unaudited)

June 30, 2022

	BlackRock Cash Funds: Institutional	BlackRock Cash Funds: Treasury

ASSETS
Investments, at value — from the applicable Master Portfolio	$62,483,285,545	$17,580,093,360

Total assets	62,483,285,545	17,580,093,360

LIABILITIES
Payables:
Administration fees	1,218,503	776,586
Income dividend distributions	65,235,236	10,533,439
Professional fees	6,369	6,378

Total liabilities	66,460,108	11,316,403

NET ASSETS	$62,416,825,437	$17,568,776,957

NET ASSETS CONSIST OF

Paid-in capital	$62,445,191,703	$17,568,541,495
Accumulated earnings (loss)	(28,366,266)	235,462

NET ASSETS	$62,416,825,437	$17,568,776,957

NET ASSET VALUE

Institutional

Net assets	N/A	$3,732,186,379

Shares outstanding	N/A	3,732,136,492

Net asset value	N/A	$1.00

Shares authorized	N/A	Unlimited

Par value	N/A	No par value

SL Agency
Net assets	$62,416,825,437	$13,836,590,578

Shares outstanding	62,423,467,727	13,836,405,005

Net asset value	$0.9999	$1.00

Shares authorized	Unlimited	Unlimited

Par value	No par value	No par value

See notes to financial statements.

8	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended June 30, 2022

	BlackRock Cash Funds: Institutional	BlackRock Cash Funds: Treasury

INVESTMENT INCOME
Other income — unaffiliated	$1,339	$—
Net investment income allocated from the applicable Master Portfolio:
Interest - unaffliated	184,577,165	42,222,657
Expenses	(32,078,193)	(8,785,888)
Fees waived	9,746,674	2,694,576

Total investment income	162,246,985	36,131,345

FUND EXPENSES
Administration — class specific	6,380,461	2,401,287
Miscellaneous	5,702	6,403

Total expenses	6,386,163	2,407,690
Less:
Fees waived and/or reimbursed by the Administrator	(5,702)	(253,898)

Total expenses after fees waived and/or reimbursed	6,380,461	2,153,792

Net investment income	155,866,524	33,977,553

REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM THE MASTER PORTFOLIO
Net realized loss from:
Investments — unaffiliated	(5,564)	(16,538)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(25,705,387)	—

Net realized and unrealized loss	(25,710,951)	(16,538)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$130,155,573	$33,961,015

See notes to financial statements.

F U N D F I N A N C I A L S T A T E M E N T S	9

Statements of Changes in Net Assets

	BlackRock Cash Funds: Institutional		BlackRock Cash Funds: Treasury
	Six Months Ended 06/30/22 (unaudited)	Year Ended 12/31/21	Six Months Ended 06/30/22 (unaudited)	Year Ended 12/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$155,866,524	$73,513,935	$33,977,553	$567,364
Net realized gain (loss)	(5,564)	127,838	(16,538)	613,425
Net change in unrealized appreciation (depreciation)	(25,705,387)	(13,855,488)	—	—

Net increase in net assets resulting from operations	130,155,573	59,786,285	33,961,015	1,180,789

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	—	—	(8,592,228)	(520,307)
SL Agency	(155,390,749)	(79,345,112)	(25,416,145)	(1,468,203)

Decrease in net assets resulting from distributions to shareholders	(155,390,749)	(79,345,112)	(34,008,373)	(1,988,510)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(3,223,542,497)	5,092,739,270	(5,603,145,589)	3,152,790,946

NET ASSETS
Total increase (decrease) in net assets	(3,248,777,673)	5,073,180,443	(5,603,192,947)	3,151,983,225
Beginning of period	65,665,603,110	60,592,422,667	23,171,969,904	20,019,986,679

End of period	$62,416,825,437	$65,665,603,110	$17,568,776,957	$23,171,969,904

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

10	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

		BlackRock Cash Funds: Institutional

		SL Agency
	Six Months Ended 06/30/22 (unaudited)
			Year Ended December 31,
			2021		2020		2019	2018	2017

Net asset value, beginning of period	$1.0003		$1.0006		$1.0004		$1.0001	$1.0001	$1.0002

Net investment income	0.0024		0.0012		0.0078		0.0238	0.0206	0.0121
Net realized and unrealized gain (loss)		(0.0004)	(0.0003)		0.0002		0.0003	0.0000 (a)	(0.0001)

Net increase from investment operations	0.0020		0.0009		0.0080		0.0241	0.0206	0.0120

Distributions(b)
From net investment income		(0.0024)	(0.0012)		(0.0078)		(0.0238)	(0.0206)	(0.0121)
From net realized gain	—		(0.0000	)(c)	(0.0000	)(c)	—	—	(0.0000	)(c)

Total distributions		(0.0024)	(0.0012)		(0.0078)		(0.0238)	(0.0206)	(0.0121)

Net asset value, end of period	$0.9999		$1.0003		$1.0006		$1.0004	$1.0001	$1.0001

Total Return(d)
Based on net asset value	0.20	%(e)	0.09%		0.80%		2.43%	2.08%	1.21%

Ratios to Average Net Assets
Total expenses	0.09	%(f)	0.09%		0.09%		0.09%	0.09%	0.09%

Total expenses after fees waived and/or reimbursed	0.09	%(f)	0.09%		0.09%		0.09%	0.09%	0.09%

Net investment income	0.49	%(f)	0.11%		0.75%		2.36%	2.05%	1.23%

Supplemental Data
Net assets, end of period (000)	$62,416,825		$65,665,603		$60,592,423		$54,357,819	$47,238,155	$56,065,762

(a)	Amount is less than $0.00005 per share.

(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)	Amount is greater than $(0.00005) per share.

(d)	Where applicable, assumes the reinvestment of distributions.

(e)	Aggregate total return.

(f)	Annualized.

See notes to financial statements.

F U N D F I N A N C I A L H I G H L I G H T S	11

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Cash Funds: Treasury

	Institutional

	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,
			2021		2020	2019		2018	2017

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00

Net investment income	0.0018		0.0001		0.0040	0.0210		0.0175	0.0079
Net realized and unrealized gain	(0.0000	)(a)	0.0000	(b)	0.0001	0.0000	(b)	0.0000 (b)	0.0000	(b)

Net increase from investment operations	0.0018		0.0001		0.0041	0.0210		0.0175	0.0079

Distributions(c)
From net investment income		(0.0018)	(0.0001)		(0.0040)	(0.0210)		(0.0175)	(0.0079)
From net realized gain	—		(0.0000	)(a)	(0.0001)	(0.0000	)(a)	—	(0.0000	)(a)

Total distributions		(0.0018)	(0.0001)		(0.0041)	(0.0210)		(0.0175)	(0.0079)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00

Total Return(d)
Based on net asset value	0.18	%(e)	0.01%		0.41%	2.12%		1.76%	0.79%

Ratios to Average Net Assets
Total expenses	0.12	%(f)	0.12%		0.12%	0.12%		0.12%	0.12%

Total expenses after fees waived and/or reimbursed	0.11	%(f)	0.06%		0.12%	0.12%		0.12%	0.12%

Net investment income	0.39	%(f)	0.00	%(g)	0.23%	2.06%		1.76%	0.93%

Supplemental Data
Net assets, end of period (000)	$3,732,186		$4,357,983		$9,011,269	$1,813,191		$1,182,627	$467,589

(a)	Amount is greater than $(0.00005) per share.

(b)	Amount is less than $0.00005 per share.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)	Where applicable, assumes the reinvestment of distributions.

(e)	Aggregate total return.

(f)	Annualized.

(g)	Amount is less than 0.005%.

See notes to financial statements.

12	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Cash Funds: Treasury (continued)

	SL Agency
	Six Months Ended 06/30/22 (unaudited)
			Year Ended December 31,
			2021		2020	2019		2018	2017

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00

Net investment income	0.0019		0.0001		0.0042	0.0213		0.0178	0.0082
Net realized and unrealized gain	(0.0000	)(a)	0.0000	(b)	0.0001	0.0000	(b)	0.0000 (b)	0.0000	(b)

Net increase from investment operations	0.0019		0.0001		0.0043	0.0213		0.0178	0.0082

Distributions(c)
From net investment income		(0.0019)	(0.0001)		(0.0042)	(0.0213)		(0.0178)	(0.0082)
From net realized gain	—		(0.0000	)(a)	(0.0001)	(0.0000	)(a)	—	(0.0000	)(a)

Total distributions		(0.0019)	(0.0001)		(0.0043)	(0.0213)		(0.0178)	(0.0082)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00

Total Return(d)
Based on net asset value	0.19	%(e)	0.01%		0.43%	2.15%		1.79%	0.82%

Ratios to Average Net Assets
Total expenses	0.09	%(f)	0.09%		0.09%	0.09%		0.09%	0.09%

Total expenses after fees waived and/or reimbursed	0.09	%(f)	0.06%		0.09%	0.09%		0.09%	0.09%

Net investment income	0.39	%(f)	0.00	%(g)	0.37%	2.10%		1.78%	0.85%

Supplemental Data
Net assets, end of period (000)	$13,836,591		$18,813,987		$11,008,718	$10,620,209		$5,399,030	$4,204,767

(a)	Amount is greater than $(0.00005) per share.

(b)	Amount is less than $0.00005 per share.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)	Where applicable, assumes the reinvestment of distributions.

(e)	Aggregate total return.

(f)	Annualized.

(g)	Amount is less than 0.005%.

See notes to financial statements.

F U N D F I N A N C I A L H I G H L I G H T S	13

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification

BlackRock Cash Funds: Institutional	Institutional	Diversified
BlackRock Cash Funds: Treasury	Treasury	Diversified

Each Fund seeks to achieve its investment objective by investing all of its assets in a corresponding series of Master Investment Portfolio (“MIP”): Money Market Master Portfolio and Treasury Money Market Master Portfolio (each, a “Master Portfolio” and together, the “Master Portfolios”). MIP is an affiliate of the Trust. Each Master Portfolio has the same investment objective and strategies as its corresponding Fund. The value of each Fund’s investment in its corresponding Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of each Fund is directly affected by the performance of the Master Portfolios. At June 30, 2022, the percentage of each Master Portfolio owned by its corresponding Fund was as follows: Institutional owned 100% of Money Market Master Portfolio and Treasury owned 91.4% of Treasury Money Market Master Portfolio. The financial statements of the Master Portfolios, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Funds’ financial statements.

Institutional only offers SL Agency Shares and is only available for certain eligible investors. Treasury offers multiple classes of shares. Institutional, Select, SL Agency, Capital, Premium and Trust Shares are sold without a sales charge and only to certain eligible investors. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, and differ principally with respect to administration fees.

The Board of Trustees of the Trust and Board of Trustees of MIP are referred to throughout this report as the “Board” and the members are referred to as “Trustees”.

Treasury operates as a “government money market fund” under Rule 2a-7 under the 1940 Act. The Fund is not subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund’s weekly liquid assets.

Institutional prices and transacts its shares at a net asset value (“NAV”) per share calculated to four decimal places, reflecting market-based values of its portfolio holdings (i.e., at a “floating” NAV).

With respect to Institutional, the Board is permitted to impose a liquidity fee of up to 2% on the value of shares redeemed or temporarily restrict redemptions from Institutional for up to 10 business days during a 90 day period, in the event that Institutional’s weekly liquid assets fall below certain thresholds.

The Funds, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of open-end equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, contributions to and withdrawals from each Master Portfolio are accounted for on a trade date basis. The Funds record their proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis. In addition, the Funds accrue their own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are distributed at least annually and are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Liquidity Fees: Any liquidity fees imposed on the value of shares redeemed in the event that Institutional’s weekly liquid assets fall below certain thresholds are recorded as paid-in-capital. The liquidity fees are collected and retained by Institutional for the benefit of Institutional’s remaining interest holders.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the BlackRock Advisors, LLC (the “Administrator”), are prorated among those funds on the basis of relative net assets or other appropriate methods.

14	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s policy is to value its financial instruments at fair value. Each Fund records its investment in the Master Portfolio at fair value based on the Funds’ proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

4.	ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Administration: The Trust, on behalf of the Funds, entered into an Administration Agreement with the Administrator, which has agreed to provide general administrative services (other than investment advice and related portfolio activities). The Administrator has agreed to bear all of the Funds’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Funds. The Administrator is entitled to receive for these administrative services an annual fee based on the average daily net assets of each Fund as follows:

Fund Name	Capital		Institutional	Premium		Select		SL Agency	Trust

Institutional	N/A		N/A	N/A		N/A		0.02%	N/A

Treasury	0.07	%(a)	0.05%	0.10	%(a)	0.15	%(a)	0.02	0.38	%(a)

(a)	No shares outstanding as of June 30, 2022.

From time to time, the Administrator may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Funds and, accordingly, have a favorable impact on their performance. The Administrator may delegate certain of its administration duties to sub-administrators.

For the six months ended June 30, 2022, the following table shows the class specific administration fees borne directly by each share class of each Fund:

Fund Name	Institutional	SL Agency	Total

Institutional	$—	$6,380,461	$6,380,461

Treasury	1,101,314	1,299,973	2,401,287

As of June 30, 2022, the only investors for the SL Agency Shares of Institutional are investment companies for which (i) BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), or an affiliate provides investment advisory or administration services, or (ii) BTC acts as securities lending agent and which have directed BTC on their behalf to invest securities lending cash collateral in SL Agency Shares of Institutional. Affiliated shareholders in the SL Agency Shares of the Funds represent a significant portion of the outstanding shares and net assets of Institutional and Treasury.

Distribution Fees: The Trust, on behalf of the Funds, entered into a Distribution Agreement with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Shareholders of Capital, Institutional, Premium, Select, SL Agency and Trust Shares of the Funds do not pay any fees for distribution services.

Expense Waivers and Reimbursements: The Administrator contractually agreed to waive a portion of its administration fees for the Select Shares of Treasury through June 30, 2023. After giving effect to such contractual expense waiver, the administration fees for the Select Shares of Treasury will be 0.13%.

The fees and expenses of the Fund’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Funds’ independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Funds. The Administrator has contractually agreed to reimburse the Funds or provide an offsetting credit against the administration fees paid by the Funds in an amount equal to these independent expenses through June 30, 2023. These amounts are included in fees waived and/or reimbursed by the Administrator in the Statements of Operations. For the six months ended June 30, 2022, the amounts waived were as follows:

Fund Name	Fees Waived and/or Reimbursed by the Administrator

Institutional	$5,702

Treasury	5,705

The Administrator has also voluntarily agreed to waive and/or reimburse a portion of their respective administration fees to enable the Fund to maintain minimum levels of daily net investment income if applicable. These amounts, if any, are reported in the Statement of Operations as fees waived and/or reimbursed by the Administrator. The Administrator may discontinue the waiver and/or reimbursement at any time. With respect to Treasury, for the six months ended June 30, 2022, the amounts waived and/or reimbursed was $248,193.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

F U N D N O T E S T O F I N A N C I A L S T A T E M E N T S	15

Notes to Financial Statements (unaudited) (continued)

During the period ended June 30, 2022, the Funds did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock, Inc. (“BlackRock”) or its affiliates.

5.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of June 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

6.	CAPITAL SHARE TRANSACTIONS

The number of shares sold, reinvested and redeemed for Institutional were transacted at each class’s floating NAV per share calculated to four decimal places.

Transactions in capital shares for each class of Institutional were as follows:

	Six Months Ended 06/30/22		Year Ended 12/31/21

Fund Name / Share Class	Shares	Amounts	Shares	Amounts

Institutional
SL Agency
Shares sold	158,334,405,142	$158,340,689,857	295,375,820,800	$295,532,215,106
Shares issued in reinvestment of distributions	1,100	1,100	—	—
Shares redeemed	(161,557,413,821)	(161,564,233,454)	(290,286,668,679)	(290,439,475,836)

	(3,223,007,579)	$(3,223,542,497)	5,089,152,121	$5,092,739,270

	(3,223,007,579)	$(3,223,542,497)	5,089,152,121	$5,092,739,270

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of all distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share for Treasury.

Transactions in capital shares for each class of Treasury were as follows:

Fund Name / Share Class	Six Months Ended 06/30/22	Year Ended 12/31/21

Treasury
Institutional
Shares sold	19,578,073,208	15,745,033,072
Shares issued in reinvestment of distributions	8,529,876	516,489
Shares redeemed	(20,212,390,725)	(20,398,402,430)

	(625,787,641)	(4,652,852,869)

SL Agency
Shares sold	159,804,766,528	266,853,258,115
Shares issued in reinvestment of distributions	1,894,842	42,778
Shares redeemed	(164,784,019,318)	(259,047,657,078)

	(4,977,357,948)	7,805,643,815

	(5,603,145,589)	3,152,790,946

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

16	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Master Portfolio Information as of June 30, 2022

PORTFOLIO ALLOCATION

Money Market Master Portfolio	Percent of Net Assets

Certificates of Deposit	33.6%
Repurchase Agreements	27.2
Commercial Paper	22.4
Time Deposits	13.4
Municipal Bonds	2.6
Corporate Bonds	1.5
Liabilities in Excess of Other Assets	(0.7)

PORTFOLIO ALLOCATION

Treasury Money Market Master Portfolio	Percent of Net Assets

Repurchase Agreements	69.7%
U.S. Treasury Obligations	29.9
Other Assets Less Liabilities	0.4

M A S T E R P O R T F O L I O I N F O R M A T I O N	17

Schedule of Investments (unaudited) June 30, 2022	Money Market Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Short-Term Securities

Certificates of Deposit — 33.6%

Banks — 0.6%
Canadian Imperial Bank of Commerce, (SOFR + 0.30%), 1.81%, 01/06/23(a)(b)	$335,000	$334,701,133

Domestic — 0.2%
Goldman Sachs Bank USA, (SOFR + 0.17%), 1.52%, 07/26/22(b)	140,000	139,998,680

Yankee — 32.8%
ABN AMRO Bank N.V., 1.58%, 07/01/22	500,000	500,000,000
Banco Santander SA(a)(b)
1.52%, 11/09/22	300,000	299,978,985
1.98%, 07/05/22	239,000	239,014,849
2.01%, 10/03/22	240,000	240,028,354
2.08%, 07/18/22	285,000	285,060,352
Bank of Montreal(a)(b)
1.08%, 08/15/22	321,000	320,821,964
1.81%, 01/09/23	334,000	333,590,586
2.25%, 07/03/23	156,000	155,982,598
Bank of Nova Scotia(a)(b)
1.51%, 10/28/22	50,000	49,956,881
(SOFR + 0.16%), 1.67%, 07/08/22	242,000	242,005,902
Bank of Nova Scotia/Houston(a)(b)
1.91%, 09/19/22	285,000	285,141,622
2.01%, 05/05/23	230,000	229,787,011
Barclays Bank PLC, 0.23%, 09/01/22	239,000	238,229,036
Barclays Bank PLC/New York(a)(b)
1.51%, 04/05/23	200,000	199,944,586
1.80%, 02/16/23	200,000	199,565,630
1.81%, 02/03/23	342,000	341,346,164
1.82%, 02/15/23	50,000	49,895,361
2.14%, 09/16/22	332,000	332,192,517
2.16%, 06/08/23	200,000	199,875,566
Canadian Imperial Bank of Commerce(a)(b)
1.51%, 05/08/23	200,000	199,824,874
2.02%, 03/15/23	100,000	99,968,637
2.16%, 07/03/23	341,000	340,986,097
Cooperatieve Rabobank UA, 2.06%, 12/22/22(a)(b)	165,000	165,061,015
Credit Suisse AG(a)(b)
1.79%, 02/09/23	395,000	394,392,217
2.13%, 04/05/23	240,000	240,202,800
2.20%, 05/01/23	225,000	225,168,167
Goldman Sachs Bank USA(b)
1.52%, 01/18/23(a)	180,000	179,784,167
1.52%, 02/17/23(a)	237,000	236,640,566
1.52%, 03/09/23	231,000	230,566,563
1.52%, 03/23/23	240,000	240,099,617
Kookmin Bank(a)(b)
1.62%, 11/17/22	96,000	95,945,088
1.68%, 11/21/22	145,000	145,051,598
1.79%, 12/02/22	106,000	105,964,384
Korea Development Bank, 1.96%, 12/06/22(a)(b)	70,000	69,977,218
Landesbank Baden-Wuerttemberg/New York(a)
1.59%, 07/07/22	925,000	925,000,000
1.60%, 07/01/22	1,000,000	1,000,001,070
Lloyds Bank Corporate Markets PLC(a)(b)
1.80%, 02/03/23	157,000	156,779,756
1.80%, 02/06/23	85,000	84,876,553
2.15%, 12/22/22	239,000	239,184,042
2.19%, 04/06/23	237,000	237,108,901
Mizuho Bank Ltd., 2.13%, 01/27/23(a)(b)	300,000	299,544,144

Security	Par (000)	Value

Yankee (continued)
MUFG Bank Ltd.(a)
0.30%, 10/31/22	$147,500	$146,450,232
0.32%, 10/24/22	263,000	261,287,439
1.80%, 01/23/23(b)	250,000	249,668,605
1.80%, 01/24/23(b)	250,000	249,668,362
1.82%, 03/10/23(b)	375,000	374,413,564
1.82%, 03/13/23(b)	255,000	254,594,739
1.94%, 11/10/22(b)	295,000	294,991,227
1.97%, 12/09/22(b)	230,000	229,999,540
Natixis SA(a)
0.30%, 10/20/22	140,000	139,047,334
1.62%, 07/07/22(b)	493,000	493,012,335
1.68%, 08/05/22(b)	375,000	375,008,899
1.79%, 02/07/23(b)	287,000	286,613,259
Nordea Bank Abp, 2.04%, 12/23/22(a)(b)	105,000	105,017,158
Nordea Bank Abp/New York, 1.93%, 12/07/22(a)(b)	328,000	327,912,864
Oversea Chinese Banking Corp. Ltd. New York(a)(b)
1.80%, 12/23/22	144,000	143,881,920
1.91%, 11/09/22	250,000	249,942,427
2.04%, 03/13/23	100,000	99,948,231
Royal Bank of Canada, 1.76%, 01/11/23(a)(b)	85,000	84,874,237
Royal Bank of Canada/New York, 2.16%, 07/03/23(b)	191,000	190,959,439
Standard Chartered Bank(a)(b)
1.70%, 09/02/22	300,000	299,883,993
2.06%, 05/04/23	175,000	174,913,321
2.08%, 07/18/22	333,000	333,070,503
Standard Chartered Bank PLC, 1.81%, 03/13/23(a)(b)	316,000	315,395,517
Sumitomo Mitsui Banking Corp.(b)
1.68%, 07/29/22(a)	178,000	178,000,000
1.68%, 09/23/22(a)	134,700	134,649,844
1.78%, 01/30/23(a)	239,000	238,572,527
1.79%, 01/03/23(a)	475,000	474,283,952
1.79%, 01/20/23(a)	240,000	239,597,318
1.79%, 01/23/23(a)	397,000	396,323,008
1.79%, 02/13/23(a)	233,000	232,542,905
2.11%, 05/03/23	260,000	259,923,113
2.19%, 06/01/23(a)	350,000	350,054,897
Svenska Handelsbanken, 2.06%, 09/19/22(a)(b)	285,000	285,142,432
Svenska Handelsbanken/New York, 2.26%, 07/03/23(a)(b)	294,000	294,000,000
Toronto-Dominion Bank(a)
1.69%, 08/15/22(b)	279,000	278,954,158
2.07%, 06/02/23(b)	333,000	332,726,384
2.80%, 05/08/23	225,000	223,492,340
2.90%, 06/06/23	204,000	202,555,937
Westpac Banking Corp., 0.34%, 11/04/22	35,500	35,238,568

		20,491,157,966

		20,965,857,779

Commercial Paper — 22.4%
Air Liquide U.S. LLC, 0.02%, 07/25/22(c)	96,000	95,893,600
Alinghi Funding Co. LLC, 0.01%, 08/11/22(c)	100,000	99,831,444
Amcor Finance USA, Inc., 0.01%, 07/05/22(c)	60,000	59,984,659
American Electric Power Co., Inc., 0.02%, 07/28/22(c)	188,000	187,702,731
AT&T, Inc., 0.02%, 07/06/22(c)	267,000	266,917,853
Bank of Montreal
1.79%, 02/13/23(b)	231,000	230,705,052
2.22%, 03/22/23(b)	285,000	285,263,069
2.80%, 05/12/23	200,000	198,805,302
2.07%, 06/06/23(b)	246,000	245,800,024
(SOFR + 0.30%), 1.86%, 01/13/23(b)(d)	336,000	335,718,771
Bank of Nova Scotia, 2.02%, 01/03/23(b)	174,000	174,000,000

18	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	Money Market Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Paper (continued)
Barclays Bank PLC, 0.02%, 07/01/22(c)	$5,000	$4,999,779
Bedford Row Funding Corp.
0.02%, 07/06/22(c)	190,000	189,950,410
1.82%, 01/13/23(b)	95,000	94,922,860
Bennington Stark Capital Co. LLC(c)
0.02%, 07/06/22	584,084	583,929,609
0.02%, 07/07/22	441,000	440,863,656
BofA Securities, Inc., 2.12%, 03/03/23(b)	238,000	238,048,350
Brookfield BRP Holdings Canada, Inc., 0.02%, 07/20/22(c)	86,000	85,906,212
Chesham Finance Ltd./Chesham Finance LLC, 0.02%, 07/07/22(c)	430,000	429,863,260
Crown Point Capital Co. LLC
0.30%, 10/03/22(d)	476,000	473,382,781
0.30%, 10/04/22	100,000	99,442,573
2.22%, 12/28/22(b)(d)	239,000	239,286,561
2.27%, 03/28/23(b)(d)	144,000	144,257,904
DNB Bank ASA(b)
2.08%, 09/28/22	330,000	330,232,947
2.10%, 03/23/23	142,000	142,013,449
Eaton Capital UnLtd. Co., 0.02%, 07/06/22(c)	125,000	124,961,541
Enbridge U.S., Inc., 0.02%, 07/28/22(c)	291,000	290,507,500
Enel Finance America LLC, 0.02%, 07/25/22(c)	200,000	199,721,250
ENEL Finance America LLC, 0.02%, 07/18/22(c)	89,000	88,913,403
Goldman Sachs International, 0.25%, 09/23/22	350,000	348,162,938
HSBC Bank PLC, 2.12%, 06/06/23(b)	283,000	282,900,639
Landesbank Baden-Wuerttemberg/New York, 0.02%, 07/01/22(c)	290,000	289,987,507
Legacy Capital Co. LLC, 2.08%, 02/21/23(b)(d)	400,000	399,505,600
Macquarie Bank Ltd.
0.31%, 10/17/22	130,000	128,989,207
1.85%, 12/14/22(b)	100,000	99,983,500
1.84%, 02/28/23(b)(d)	250,000	249,899,000
2.12%, 03/02/23(b)	285,000	285,346,560
2.24%, 03/24/23(b)(d)	238,000	238,507,654
2.27%, 07/03/23(b)	268,000	268,000,000
(SOFR + 0.33%), 1.85%, 12/15/22(b)	192,000	191,937,600
(SOFR + 0.35%), 1.87%, 01/04/23(b)	400,000	399,338,248
(SOFR + 0.35%), 1.87%, 01/09/23(b)	455,000	454,923,880
Matchpoint Finance PLC, 1.81%, 09/01/22(b)	100,000	99,993,000
Nationwide Building Society(c)
0.02%, 07/05/22	333,000	332,926,417
0.02%, 07/07/22	200,000	199,937,778
0.02%, 07/08/22	355,000	354,873,382
Nordea Bank ABP, 0.31%, 10/21/22	70,000	69,502,768
QUALCOMM, Inc., 0.02%, 07/05/22(c)	161,908	161,872,492
Royal Bank of Canada, 2.02%, 01/04/23(b)(d)	200,000	200,000,000
Skandinaviska Enskilda Banken AB, 2.07%, 09/19/22(b)	238,000	238,112,098
Societe Generale SA, 0.31%, 10/21/22	177,000	175,718,166
Starbird Funding Corp., 1.81%, 09/01/22(b)	50,000	49,996,942
Toronto-Dominion Bank, 2.00%, 03/31/23(b)	188,000	187,885,316
TransCanada PipeLines Ltd., 0.02%, 07/26/22(c)	120,500	120,324,639
UBS AG
0.25%, 07/12/22	205,000	204,888,890
1.82%, 12/02/22(b)	100,000	99,937,424
1.87%, 02/23/23(b)(d)	300,000	300,000,000
(SOFR + 0.17%), 1.69%, 09/22/22(b)(d)	168,000	167,952,901
(SOFR + 0.19%), 0.24%, 07/13/22(b)(d)	430,000	430,004,339
(SOFR + 0.30%), 1.82%, 12/02/22(b)	381,000	380,723,344

Security	Par (000)	Value

Commercial Paper (continued)
Washington Morgan Capital Co. LLC
0.50%, 09/01/22	$40,000	$39,888,303
0.60%, 11/30/22	95,000	94,091,193
Westpac Banking Corp., 0.27%, 10/14/22	100,000	99,332,494

		14,027,270,769

Corporate Bonds — 1.5%

Automobiles — 0.8%
Toyota Motor Credit Corp.(b)
1.67%, 08/15/22	339,881	339,670,372
1.80%, 12/14/22	134,008	133,787,195

		473,457,567

Banks — 0.4%
Kookmin Bank(b)(d)
1.36%, 11/03/22	168,000	167,873,466
1.74%, 06/09/23	110,000	110,000,063

		277,873,529

Insurance — 0.3%
Protective Life Global Funding, (SOFR + 0.55%), 2.06%, 03/31/23(b)(d)	171,535	171,410,982

		922,742,078

Municipal Bonds — 2.6%

Arizona — 0.2%
Mizuho Floater/Residual Trust, RB, Series 2021, VRDN, 1.84%, 08/04/22(b)(d)(e)	128,455	128,455,219

California — 0.0%
Taxable Municipal Funding Trust, RB, Series 2020-001, VRDN, 1.81%, 08/04/22(b)(d)(e)	26,705	26,705,000

Montana — 0.0%
Rib Floater Trust Various States, RB, Series 19W, VRDN, 1.89%, 08/04/22(b)(d)(e)	15,695	15,695,000
Taxable Municipal Funding Trust, RB(b)(d)(e)
Series 2018, VRDN, 1.81%, 08/04/22	3,900	3,900,000
Series 2018-4, VRDN, (AGM-CR), 1.67%, 07/07/22	3,170	3,170,000

		22,765,000

New Hampshire — 0.0%
New Hampshire Business Finance Authority, RB, Series A, VRDN, 1.69%, 07/07/22(b)(d)(e)	12,500	12,500,000

New York — 2.2%
Jets Stadium Development LLC(b)(e)
Series A-4A, VRDN, 1.80%, 07/07/22	38,855	38,855,000
Series A-4B, VRDN, 1.80%, 07/07/22	2,400	2,400,000
Series A-4C, VRDN, 1.80%, 07/07/22	33,800	33,800,000
Jets Stadium Finance Issuer 2015 LLC, VRDN, 1.80%, 07/07/22(b)(d)(e)	118,395	118,395,000
Mizuho Floater/Residual Trust, RB(b)(d)(e)
Series 2021, VRDN, 1.84%, 08/04/22	6,905	6,905,000
Series 2021, VRDN, 1.99%, 09/28/22	109,000	109,000,000
Mizuho Floater/Residual Trust, RB, M/F Housing, Series 2021, VRDN, 1.84%, 08/04/22(b)(d)(e)	11,670	11,670,000
Taxable Municipal Funding Trust, RB(b)(d)(e)
VRDN, 1.81%, 08/04/22	160,005	160,005,000
VRDN, 1.81%, 08/04/22	1,215	1,215,000
Series 20, VRDN, 1.81%, 08/04/22	66,535	66,535,000
Series 2019, VRDN, 1.67%, 07/07/22	61,385	61,385,000
Series 2021, VRDN, 1.11%, 08/04/22	555,995	555,995,000
Series 2021, VRDN, 1.81%, 08/04/22	71,300	71,300,000

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) June 30, 2022	Money Market Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Taxable Municipal Funding Trust, RB(b)(d)(e) (continued)
Series 2021, VRDN, 1.81%, 08/04/22	$25,000	$25,000,000
Taxable Municipal Funding Trust, Refunding RB(b)(d)(e)
Series 2019-F, VRDN, 1.81%, 08/04/22	3,055	3,055,000
Series 2020-012, VRDN, 1.67%, 07/07/22	11,390	11,390,000
Series 2021, VRDN, 1.81%, 08/04/22	33,175	33,175,000
Tender Option Bond Trust Receipts/Certificates, Refunding RB(b)(d)(e)
VRDN, 1.77%, 07/07/22	27,805	27,805,000
Series 2020, VRDN, 1.77%, 07/07/22	16,005	16,005,000
Series 2021, VRDN, 1.77%, 07/07/22	10,985	10,985,000
Series 2021, VRDN, 1.77%, 07/07/22	2,500	2,500,000

		1,367,375,000

Ohio — 0.1%
Mizuho Floater/Residual Trust, RB, Series 2020, VRDN, 1.83%, 07/07/22(b)(d)(e)	34,170	34,170,000

Oregon — 0.1%
Mizuho Floater/Residual Trust, RB, Series 2020, VRDN, 1.99%, 09/28/22(b)(d)(e)	37,000	37,000,000

Wisconsin — 0.0%
Taxable Municipal Funding Trust, RB, Series 2019-B, VRDN, 1.81%, 08/04/22(b)(d)(e)	6,145	6,145,000

		1,635,115,219

Time Deposits — 13.4%
ABN AMRO Bank NV
1.58%, 07/05/22	400,000	400,000,000
1.58%, 07/06/22	650,000	650,000,000
1.58%, 07/07/22	800,000	800,000,000

Security	Par (000)	Value

Time Deposits (continued)
Banco Santander Brasil SA, 1.58%, 07/07/22	$1,500,000	$1,500,000,000
ING Bank N.V., 1.59%, 07/05/22	1,500,000	1,500,000,000
Landesbamk Hessen Thueringen
1.62%, 07/05/22	250,000	250,000,000
1.62%, 07/06/22	250,000	250,000,000
Muziho Bank Ltd., 1.57%, 07/01/22	650,000	650,000,000
Royal Bank Of Canada, 1.57%, 07/01/22	515,000	515,000,000
Skandinaviska Enskilda Banken, 1.57%, 07/01/22	1,738,000	1,738,000,000
Svenska Handelsbanken, 1.55%, 07/01/22	100,000	100,000,000

		8,353,000,000

Total Short-Term Securities —73.5% (Cost: $45,933,635,541)		45,903,985,845

Total Repurchase Agreements — 27.2% (Cost: $17,022,500,000)		17,022,500,000

Total Investments — 100.7% (Cost: $62,956,135,541(f))		62,926,485,845

Liabilities in Excess of Other Assets — (0.7)%		(443,200,300)

Net Assets — 100.0%		$62,483,285,545

(a)	Issuer is a U.S. branch of foreign domiciled bank.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Rates are the current rate or a range of current rates as of period end.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(f)	Cost for U.S. federal income tax purposes.

Repurchase Agreements

	Repurchase Agreements							Collateral

Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, at Value

Barclays Bank PLC	1.67	%(a)	06/30/22	07/01/22	$460,000	$460,000	$460,021,339	Corporate Debt/Obligation, 1.52% to 8.00%, due 6/01/23 to 6/01/2122	$512,252,000	$483,000,460
	1.79	(a)	06/30/22	07/01/22	30,000	30,000	30,001,492	Corporate Debt/Obligation, 5.75% to 6.89%, due 3/15/26 to 11/15/31	49,983,000	34,500,054
	1.69	(a)	06/30/22	07/01/22	72,000	72,000	72,003,380	Corporate Debt/Obligation, 1.85% to 6.92%, due 11/01/23 to 5/15/53	75,900,000	77,041,685
	1.80	(a)	06/30/22	08/04/22	75,000	75,000	75,131,250	Corporate Debt/Obligation, 1.85% to 5.79%, due 11/01/23 to 7/01/57	85,965,000	80,252,754

Total Barclays Bank PLC						$637,000				$674,794,953

Barclays Capital, Inc.	1.80	(a)	06/30/22	08/04/22	226,000	226,000	226,395,500	U.S. Treasury Obligation, 0.00%, due 10/03/22	328,289,198	233,147,891
BNP Paribas S.A.	1.67	(a)	06/30/22	07/01/22	219,000	219,000	219,010,159	Corporate Debt/Obligation, 0.00% to 10.43%, due 3/25/25 to 3/30/67	547,335,362	243,863,094
	1.88	(a)	06/30/22	10/03/22	85,000	85,000	85,421,694	Corporate Debt/Obligation, 3.13% to 13.00%, due 2/15/24 to 6/04/81	107,941,000	97,496,324

Total BNP Paribas S.A.						$304,000				$341,359,418

20	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	Money Market Master Portfolio

Repurchase Agreements (continued)

	Repurchase Agreements							Collateral

Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, at Value
BofA Securities, Inc.	1.89	%(a)	06/30/22	08/04/22	$305,000	$305,000	$305,560,437	Corporate Debt/Obligation, 0.00% to 4.78%, due 7/01/22 to 1/25/70	$5,151,485,566	$326,350,001
	1.79	(a)	06/30/22	08/04/22	100,000	100,000	100,174,028	Corporate Debt/Obligation, 3.65% to 5.95%, due 5/23/25 to 6/01/52	105,531,000	105,000,142
	2.07	(a)	06/30/22	09/03/22	198,000	198,000	198,740,025	Corporate Debt/Obligation, 3.00% to 3.64%, due 10/25/58 to 10/25/59	306,153,384	237,600,001

Total BofA Securities, Inc.						$603,000				$668,950,144

Citigroup Global Markets, Inc.	1.58	(a)	06/30/22	07/01/22	150,000	150,000	150,006,583	Corporate Debt/Obligation, 0.00% to 2.85%, due 8/01/22 to 2/15/52	139,719,901	155,238,631
	1.84	(a)	06/30/22	09/30/22	179,000	179,000	179,841,698	Corporate Debt/Obligation, 0.00% to 9.63%, due 1/18/23 to 7/01/2116	1,722,091,806	189,682,310
	1.52		06/30/22	07/01/22	5,000	5,000	5,000,211	U.S. Treasury Obligation, 0.13% to 3.13%, due 5/31/23 to 2/15/43	4,927,055	5,100,002

Total Citigroup Global Markets, Inc.						$334,000				$350,020,943

Credit Agricole Corp.(b)	1.55		06/30/22	07/01/22	10,000	10,000	10,000,431	U.S. Government Sponsored Agency Obligation, 2.50% to 3.00%, due 11/01/49 to 8/01/50	19,452,418	10,300,000
	1.48		06/30/22	07/01/22	5,000	5,000	5,000,206	U.S. Treasury Obligation, 0.38% to 1.13%, due 4/15/24 to 2/29/28	5,539,724	5,100,002
	1.65	(a)	06/30/22	07/07/22	1,206,000	1,206,000	1,206,386,925	Corporate Debt/Obligation, 0.00% to 8.00%, due 7/01/22 to 3/22/61	1,337,947,373	1,267,247,369

Total Credit Agricole Corp.						$1,221,000				$1,282,647,371

Credit Suisse Securities (USA) LLC	2.12	(a)	06/30/22	10/03/22	550,000	550,000	553,076,944	Corporate Debt/Obligation, 0.00% to 15.50%, due 7/01/22 to 6/04/81	2,306,642,129	610,501,375
Deutsche Bank Securities, Inc.	1.50		06/30/22	07/01/22	50,000	50,000	50,002,083	U.S. Treasury Obligation, 2.25% to 6.38%, due 8/15/27 to 2/15/52	57,257,400	51,000,047
Federal Reserve Bank of New York	1.55		06/30/22	07/01/22	9,600,000	9,600,000	9,600,413,333	U.S. Treasury Obligation, 1.50% to 1.63%, due 2/15/25 to 5/15/31	10,548,021,300	9,600,413,399
HSBC Securities (USA), Inc.	1.69	(a)	06/30/22	07/01/22	59,000	59,000	59,002,770	Corporate Debt/Obligation, 0.40% to 6.60%, due 2/19/23 to 7/15/62	74,737,000	61,950,640
J.P. Morgan Securities LLC	1.54	(a)	06/30/22	07/07/22	249,000	249,000	249,074,562	U.S. Government Sponsored Agency Obligation, 0.00% to 15.09%, due 4/25/24 to 2/16/62	4,974,037,661	261,450,000
	1.65	(a)	06/30/22	07/01/22	97,000	97,000	97,004,446	U.S. Government Sponsored Agency Obligation, 0.00% to 7.15%, due 9/02/22 to 4/20/52	278,935,773	101,850,000
	1.67	(a)	06/30/22	07/01/22	285,000	285,000	285,013,221	U.S. Government Sponsored Agency Obligation, 0.00% to 32.88%, due 7/22/22 to 9/16/63	7,220,746,053	299,250,000
	1.69	(a)	06/30/22	07/01/22	115,000	115,000	115,005,399	Corporate Debt/Obligation, 0.00% to 9.23%, due 7/01/22 to 3/16/60	1,996,143,395	120,750,000

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) June 30, 2022	Money Market Master Portfolio

Repurchase Agreements (continued)

	Repurchase Agreements							Collateral

Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, at Value

J.P. Morgan Securities LLC (continued)	1.75	%(a)	06/30/22	07/01/22	$90,000	$90,000	$90,004,375	Corporate Debt/Obligation, 1.20% to 4.93%, due 6/15/27 to 12/16/72	$171,763,180	$96,300,000
	1.87	(a)	06/30/22	07/07/22	581,000	581,000	581,211,258	Corporate Debt/Obligation, 0.00% to 10.88%, due 7/15/22 to 12/31/2500	686,003,206	616,894,340
	1.92	(a)	06/30/22	07/01/22	90,000	90,000	90,004,800	Corporate Debt/Obligation, 0.00% to 7.50%, due 2/15/24 to 12/31/2500	255,805,543	96,966,316
	1.92	(a)	06/30/22	07/07/22	400,000	400,000	400,149,333	Corporate Debt/Obligation, 0.00% to 10.63%, due 7/01/22 to 6/04/81	1,428,461,623	437,330,427
	1.98	(a)	06/30/22	09/29/22	175,000	175,000	175,875,875	Corporate Debt/Obligation, 0.00% to 11.50%, due 7/01/22 to 10/25/66	2,297,575,599	189,515,527
	2.02	(a)	06/30/22	09/28/22	143,000	143,000	143,722,150	Corporate Debt/Obligation, 0.00% to 8.50%, due 4/24/25 to 2/15/55	655,053,718	154,333,701
	2.03	(a)	06/30/22	09/28/22	205,000	205,000	206,040,375	Corporate Debt/Obligation, 0.00% to 10.50%, due 7/01/22 to 3/15/62	3,012,707,713	223,646,778

Total J.P. Morgan Securities LLC						$2,430,000				$2,598,287,089

Mizuho Security USA, Inc.	1.72	(a)	06/30/22	07/01/22	24,000	24,000	24,001,147	Corporate Debt/Obligation, 4.00% to 5.00%, due 10/01/39 to 2/01/47	24,945,000	25,683,060
	2.02	(a)	06/30/22	08/04/22	67,000	67,000	67,131,581	Corporate Debt/Obligation, 0.75% to 7.88%, due 11/16/22 to 8/15/61	71,485,000	70,350,922
	2.12	(a)	06/30/22	09/29/22	110,000	110,000	110,589,478	Corporate Debt/Obligation, 1.10% to 7.31%, due 3/20/25 to 8/25/66	179,906,731	117,700,000

Total Mizuho Security USA, Inc.						$201,000				$213,733,982

Natixis SA	1.66	(a)	06/30/22	07/07/22	125,000	125,000	125,040,347	Corporate Debt/Obligation, 1.70% to 7.50%, due 11/26/24 to 6/15/53	143,961,734	131,250,178
	1.74	(a)	06/30/22	07/07/22	125,000	125,000	125,042,292	Corporate Debt/Obligation, 2.23% to 10.50%, due 2/15/25 to 5/15/97	162,036,302	139,203,774

Total Natixis SA						$250,000				$270,453,952

TD Securities (USA) LLC	1.65	(a)	06/30/22	07/01/22	131,000	131,000	131,006,004	Corporate Debt/Obligation, 3.13% to 11.00%, due 3/01/23 to 1/15/34	168,988,000	150,308,076
	1.89	(a)	06/30/22	08/04/22	53,000	53,000	53,097,387	Corporate Debt/Obligation, 1.01% to 10.50%, due 1/25/23 to 3/15/52	64,961,000	58,218,419

Total TD Securities (USA) LLC						$184,000				$208,526,495

Wells Fargo Securities LLC	1.78		06/15/22	07/15/22	100,000	100,000	110,163,167	Corporate Debt/Obligation, 0.00% to 2.98%, due 7/15/22 to 5/15/52	150,814,886	115,552,930
	1.56		06/30/22	07/01/22	83,500	83,500	100,004,333	U.S. Government Sponsored Agency Obligation, 2.00% to 5.50%, due 8/01/24 to 7/01/52	106,160,902	103,000,000

22	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	Money Market Master Portfolio

Repurchase Agreements (continued)

	Repurchase Agreements						Collateral

Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, at Value
Wells Fargo Securities LLC (continued)	1.72%	06/30/22	07/07/22	$110,000	$110,000	$83,527,926	Corporate Debt/Obligation, 0.63% to 6.75%, due 1/15/25 to 1/08/46	$85,183,000	$87,675,028
	2.03	06/01/22	08/30/22	80,000	80,000	80,406,000	Corporate Debt/Obligation, 0.00% to 5.75%, due 11/15/23 to 5/15/61	112,644,529	90,823,395

Total Wells Fargo Securities LLC					373,500				397,051,353

					$17,022,500				$17,562,839,052

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)	Traded in a joint account.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Short-Term Securities
Certificates of Deposit	$—	$20,965,857,779	$—	$20,965,857,779
Commercial Paper	—	14,027,270,769	—	14,027,270,769
Corporate Bonds	—	922,742,078	—	922,742,078
Municipal Bonds	—	1,635,115,219	—	1,635,115,219
Repurchase Agreements	—	17,022,500,000	—	17,022,500,000
Time Deposits	—	8,353,000,000	—	8,353,000,000

	$—	$62,926,485,845	$—	$62,926,485,845

See notes to financial statements.

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) June 30, 2022	Treasury Money Market Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Short-Term Securities

U.S. Treasury Obligations — 29.9%
U.S. Treasury Bills(a)
0.01%, 07/05/22 - 02/23/23	$1,367,173	$1,364,185,996
0.00%, 07/28/22 - 01/26/23	246,570	246,047,836
0.16%, 11/03/22	433,272	433,031,268
1.40%, 11/03/22	17,590	17,506,325
1.46%, 11/03/22	100,215	99,719,145
1.61%, 12/01/22	31,900	31,867,462
0.02%, 12/29/22 - 05/18/23	526,305	517,791,457
0.03%, 06/15/23	46,540	45,248,139
U.S. Treasury Floating Rate Notes(b)
(3 mo.Treasury money market yield + 0.06%), 1.81%, 07/31/22 - 10/31/22	1,130,082	1,130,078,345
(3 mo.Treasury money market yield + 0.05%), 1.81%, 01/31/23	706,425	706,466,555
(3 mo.Treasury money market yield + 0.03%), 1.79%, 04/30/23 - 07/31/23	494,015	494,028,170
(3 mo.Treasury money market yield + 0.04%), 1.79%, 10/31/23	130,000	130,000,000
(3 mo.Treasury money market yield -0.02%), 1.74%, 01/31/24	143,905	143,904,667
(3 mo.Treasury money market yield -0.08%), 1.68%, 04/30/24	43,650	43,592,483

Security	Par (000)	Value

U.S. Treasury Obligations (continued)
U.S. Treasury Notes
2.00%, 11/30/22	$23,215	$23,324,268
1.63%, 12/15/22	56,000	56,069,381
0.13%, 12/31/22 - 04/30/23	180,990	179,275,056
2.13%, 12/31/22	47,990	48,331,913
1.50%, 02/28/23 - 03/31/23	28,970	29,040,923
2.50%, 03/31/23	5,975	6,029,748

Total Short-Term Securities —29.9% (Cost: $5,745,539,137)		5,745,539,137

Total Repurchase Agreements — 69.7% (Cost: $13,398,000,832)		13,398,000,832

Total Investments — 99.6% (Cost: $19,143,539,969(c))		19,143,539,969

Other Assets Less Liabilities — 0.4%		83,529,274

Net Assets — 100.0%		$19,227,069,243

(a)	Rates are the current rate or a range of current rates as of period end.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Cost for U.S. federal income tax purposes.

Repurchase Agreements

	Repurchase Agreements						Collateral

Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, at Value
Bank of Nova Scotia	1.50%	06/30/22	07/01/22	$2,000	$2,000	$2,000,083	U.S. Treasury Obligation, 0.13% to 2.75%, due 2/15/24 to 5/15/27	$2,028,800	$2,040,093
Barclays Bank PLC	1.55	06/30/22	07/01/22	25,000	25,000	25,001,076	U.S. Treasury Obligation, 0.38%, due 11/30/25	27,913,900	25,500,000
BNP Paribas S.A.	1.48	06/30/22	07/01/22	300,000	300,000	300,012,333	U.S. Treasury Obligation, 1.74% to 3.00%, due 1/31/24 to 2/15/49	323,268,300	306,000,006
BofA Securities, Inc.	1.46	06/30/22	07/01/22	5,000	5,000	5,000,203	U.S. Treasury Obligation, 1.63%, due 5/15/31	5,691,900	5,100,006
Citigroup Global Markets, Inc.(a)	1.52	06/30/22	07/01/22	1,000	1,000	1,000,042	U.S. Treasury Obligation, 0.00%, due 12/01/22	1,032,300	1,020,012
	1.52	06/30/22	07/01/22	270,000	270,000	270,011,400	U.S. Treasury Obligation, 0.13% to 3.13%, due 5/31/23 to 2/15/43	266,060,945	275,400,068

Total Citigroup Global Markets, Inc.					$271,000				$276,420,080

Credit Agricole Corp.(a)	1.48	06/30/22	07/01/22	510,000	510,000	510,020,967	U.S. Treasury Obligation, 0.38% to 1.13%, due 4/15/24 to 2/29/28	565,051,776	520,200,069
Federal Reserve Bank of New York	1.55	06/30/22	07/01/22	10,450,000	10,450,000	10,450,449,931	U.S. Treasury Obligation, 0.13% to 2.50%, due 8/15/23 to 5/15/31	10,931,627,300	10,450,449,992
Fixed Income Clearing Corporation - JPM	1.55	06/30/22	07/01/22	9,833	9,833	9,833,757	U.S. Treasury Obligation, 0.38%, due 7/15/27	8,500,000	10,030,000
	1.55	06/30/22	07/01/22	12,665	12,665	12,665,450	U.S. Treasury Obligation, 1.25%, due 3/31/28	14,294,000	12,918,203
	1.55	06/30/22	07/01/22	12,907	12,907	12,907,214	U.S. Treasury Obligation, 0.62%, due 12/31/27	15,067,000	13,164,791
	1.55	06/30/22	07/01/22	19,599	19,599	19,599,932	U.S. Treasury Obligation, 2.75%, due 2/15/28	20,193,000	19,991,070

24	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	Treasury Money Market Master Portfolio

Repurchase Agreements (continued)

	Repurchase Agreements							Collateral

Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, at Value
Fixed Income Clearing Corporation - JPM (continued)	1.55%		06/30/22	07/01/22	$38,499	$38,499	$38,501,077	U.S. Treasury Obligation, 0.75%, due 8/31/26	$43,094,000	$39,269,408
	1.55		06/30/22	07/01/22	52,495	52,495	52,497,029	U.S. Treasury Obligation, 1.25%, due 9/30/28	59,743,000	53,544,664
	1.55		06/30/22	07/01/22	78,527	78,527	78,530,116	U.S. Treasury Obligation, 0.25%, due 8/31/25	87,538,000	80,097,270
	1.55		06/30/22	07/01/22	115,077	115,077	115,082,105	U.S. Treasury Obligation, 0.37%, due 1/31/26	129,165,000	117,378,694
	1.55		06/30/22	07/01/22	460,783	460,783	460,802,928	U.S. Treasury Obligation, 3.25%, due 6/30/27	466,500,000	469,998,750
	1.55		06/30/22	07/01/22	499,616	499,616	499,637,198	U.S. Treasury Obligation, 3.00%, due 6/30/24	509,608,000	509,608,000

Total Fixed Income Clearing Corporation - JPM						$1,300,001				$1,326,000,850

HSBC Securities (USA), Inc.	0.05	(b)	06/30/22	07/01/22	225,000	225,000	225,000,312	U.S. Treasury Obligation, 0.00% to 4.50%, due 5/15/24 to 8/15/51	267,718,016	229,500,001
Natixis SA	1.48		06/30/22	07/01/22	10,000	10,000	10,000,411	U.S. Treasury Obligation, 0.25% to 3.00%, due 6/30/24 to 8/15/31	11,244,800	10,200,002
	1.48	(b)	06/30/22	07/01/22	290,000	290,000	290,011,922	U.S. Treasury Obligation, 0.13% to 4.25%, due 9/30/22 to 5/15/49	314,806,900	295,800,064

Total Natixis SA						$300,000				$306,000,066

SG Americas Securities LLC	1.50		06/30/22	07/01/22	5,000	5,000	5,000,208	U.S. Treasury Obligation, 1.13%, due 5/15/40	7,372,700	5,100,023
TD Securities (USA) LLC	1.50		06/30/22	07/01/22	5,000	5,000	5,000,208	U.S. Treasury Obligation, 3.00%, due 6/30/24	5,105,800	5,100,030

						$13,398,001				$13,457,411,216

(a)	Traded in a joint account.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Short-Term Securities
Repurchase Agreements	$—	$13,398,000,832	$—	$13,398,000,832
U.S. Treasury Obligations	—	5,745,539,137	—	5,745,539,137

	$—	$19,143,539,969	$—	$19,143,539,969

See notes to financial statements.

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	25

Statements of Assets and Liabilities (unaudited)

June 30, 2022

	Money Market Master Portfolio	Treasury Money Market Master Portfolio

ASSETS
Investments, at value — unaffiliated(a)	$45,903,985,845	$5,745,539,137
Cash	8,156,681	95,390,989
Repurchase agreements, at value(b)	17,022,500,000	13,398,000,832
Receivables:

Interest — unaffiliated	34,922,525	6,597,235

Total assets	62,969,565,051	19,245,528,193

LIABILITIES
Payables:
Investments purchased	481,718,000	16,297,794
Investment advisory fees	4,208,575	2,053,709
Trustees’ fees	90,259	45,841
Professional fees	262,672	61,606

Total liabilities	486,279,506	18,458,950

NET ASSETS	$62,483,285,545	$19,227,069,243

NET ASSETS CONSIST OF
Investors’ capital	$62,512,935,241	$19,227,069,243

Net unrealized appreciation (depreciation)	(29,649,696)	—

NET ASSETS	$62,483,285,545	$19,227,069,243

(a) Investments, at cost — unaffiliated	$45,933,635,541	$5,745,539,137
(b) Repurchase agreements, at cost	$17,022,500,000	$13,398,000,832

See notes to financial statements.

26	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended June 30, 2022

	Money Market Master Portfolio	Treasury Money Market Master Portfolio

INVESTMENT INCOME
Interest — unaffiliated	$184,577,165	$45,811,150

Total investment income	184,577,165	45,811,150

EXPENSES
Investment advisory	31,898,514	9,440,104
Trustees	154,557	73,011
Miscellaneous	25,122	15,934

Total expenses	32,078,193	9,529,049
Less:

Fees waived and/or reimbursed by the Manager	(9,746,674)	(2,922,469)

Total expenses after fees waived and/or reimbursed	22,331,519	6,606,580

Net investment income	162,245,646	39,204,570

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss from:
Investments — unaffiliated	(5,564)	(18,935)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(25,705,387)	—

Net realized and unrealized loss	(25,710,951)	(18,935)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$136,534,695	$39,185,635

See notes to financial statements.

M A S T E R P O R T F O L I O F I N A N C I A L S T A T E M E N T S	27

Statements of Changes in Net Assets

	Money Market Master Portfolio		Treasury Money Market Master Portfolio

	Six Months Ended 06/30/22 (unaudited)	Year Ended 12/31/21	Six Months Ended 06/30/22 (unaudited)	Year Ended 12/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$162,245,646	$86,810,661	$39,204,570	$1,091,424
Net realized gain (loss)	(5,564)	127,838	(18,935)	655,711
Net change in unrealized appreciation (depreciation)	(25,705,387)	(13,855,488)	—	—

Net increase in net assets resulting from operations	136,534,695	73,083,011	39,185,635	1,747,135

CAPITAL TRANSACTIONS
Proceeds from contributions	158,340,689,857	295,532,215,106	180,223,584,984	284,012,686,597

Value of withdrawals	(161,666,598,789)	(290,536,982,552)	(185,580,424,768)	(280,628,392,519)

Net increase (decrease) in net assets derived from capital transactions	(3,325,908,932)	4,995,232,554	(5,356,839,784)	3,384,294,078

NET ASSETS
Total increase (decrease) in net assets	(3,189,374,237)	5,068,315,565	(5,317,654,149)	3,386,041,213

Beginning of period	65,672,659,782	60,604,344,217	24,544,723,392	21,158,682,179

End of period	$62,483,285,545	$65,672,659,782	$19,227,069,243	$24,544,723,392

See notes to financial statements.

28	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (unaudited)

	Money Market Master Portfolio

	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017

Total Return
Total return	0.21	%(a)	0.11%	0.82%	2.45%	2.10%	1.23%

Ratios to Average Net Assets

Total expenses	0.10	%(b)	0.10%	0.10%	0.10%	0.10%	0.10%

Total expenses after fees waived and/or reimbursed	0.07	%(b)	0.07%	0.07%	0.07%	0.07%	0.07%

Net investment income	0.51	%(b)	0.13%	0.77%	2.38%	2.06%	1.25%

Supplemental Data
Net assets, end of period (000)	$62,483,286		$65,672,660	$60,604,344	$54,443,686	$47,340,213	$56,134,571

(a)	Aggregate total return.
(b)	Annualized.

See notes to financial statements.

M A S T E R P O R T F O L I O F I N A N C I A L H I G H L I G H T S	29

Financial Highlights (unaudited) (continued)

	Treasury Money Market Master Portfolio

	Six Months Ended 06/30/22 (unaudited)
			Year Ended December 31,
			2021	2020	2019	2018	2017

Total Return

Total return	0.20	%(a)	0.03%	0.45%	2.17%	1.81%	0.84%

Ratios to Average Net Assets

Total expenses	0.10	%(b)	0.10%	0.10%	0.10%	0.10%	0.10%

Total expenses after fees waived and/or reimbursed	0.07	%(b)	0.06%	0.07%	0.07%	0.07%	0.07%

Net investment income	0.42	%(b)	0.01%	0.37%	2.12%	1.76%	0.87%

Supplemental Data

Net assets, end of period (000)	$19,227,069		$24,544,723	$21,158,682	$13,699,249	$8,052,437	$9,348,334

(a)	Aggregate total return.
(b)	Annualized.

See notes to financial statements.

30	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is organized as a Delaware statutory trust. The financial statements and these accompanying notes relate to two series of MIP: Money Market Master Portfolio and Treasury Money Market Master Portfolio (each, a “Master Portfolio” and together, the “Master Portfolios”). Each Master Portfolio is classified as diversified.

Treasury Money Market Master Portfolio operates as a “government money market fund” under Rule 2a-7 under the 1940 Act. The Master Portfolio is not subject to liquidity fees or temporary suspensions of redemptions due to declines in the Master Portfolio’s weekly liquid assets.

With respect to Money Market Master Portfolio, the Board of Trustees of MIP (the “Board”) is permitted to impose a liquidity fee of up to 2% on the value of shares redeemed or temporarily restrict redemptions from Money Market Master Portfolio for up to 10 business days during a 90 day period, in the event that such Money Market Master Portfolio’s weekly liquid assets fall below certain thresholds.

The Master Portfolios, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of open-end equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Master Portfoliois considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Liquidity Fees: Any liquidity fees imposed on the value of shares redeemed in the event that the Money Market Master Portfolio’s weekly liquid assets fall below certain thresholds are recorded as paid-in-capital. The liquidity fees are collected and retained by the Money Market Master Portfolio for the benefit of the Money Market Master Portfolio’s remaining interest holders.

Indemnifications: In the normal course of business, a Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. A Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to a Master Portfolio are charged to that Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies (Money Market Master Portfolio): The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Master Portfolio is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Investment Valuation Policies (Treasury Money Market Master Portfolio): U.S. GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio’s investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. The Master Portfolio seeks to maintain the net asset value (“NAV”) per share of its feeder funds at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Money Market Master Portfolio’s assets and liabilities:

•

Investments are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot

M A S T E R P O R T F O L I O N O T E S T O F I N A N C I A L S T A T E M E N T S	31

Notes to Financial Statements (unaudited) (continued)

size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Repurchase agreements are valued at amortized cost, which approximates market value.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Master Portfolio has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain eligible collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared repurchase agreements, a third-party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or a fund, respectively. The Master Portfolios, along with other registered investment companies advised by the Manager, may transfer uninvested cash into a single joint trading account which is then invested in one or more repurchase agreements.

In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.

Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits a fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the fund receives collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral. The liability reflects a fund’s obligation under bankruptcy law to return the excess to the counterparty.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: MIP, on behalf of each Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolios’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of each Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Master Portfolio.

For such services, each Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.10% of the average daily value of each Master Portfolio’s net assets.

Administration: MIP, on behalf of the Master Portfolios entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), which has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Master Portfolios’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolios.

BAL is not entitled to compensation for providing administrative services to the Master Portfolios, for so long as BAL (or an affiliate) is entitled to compensation for providing administrative services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolios.

32	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

With respect to Money Market Master Portfolio, the Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Master Portfolio for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Master Portfolio to the Manger.

Expense Waivers and Reimbursements: The Manager contractually agreed to waive a portion of its investment advisory fees equal to the annual rate of 0.03% of the average daily value of each Master Portfolio’s net assets through June 30, 2023. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended June 30, 2022, the amounts waived were as follows:

Master Portfolio Name	Fees Waived and/or Reimbursed by the Manager

Money Market Master Portfolio	$9,569,659
Treasury Money Market Master Portfolio	2,832,031

The Manager and BAL have also voluntarily agreed to waive a portion of their respective management investments advisory fees to enable the feeders that invest in the Master Portfolios to maintain minimum levels of daily net investment income, if applicable. The Manager and BAL may discontinue the waiver at any time. The amount waived is included in fees waived and/or reimbursed by the Manager in the Statements of Operations. With respect to Treasury Money Market Master Portfolio, for the six months ended June 30, 2022, the amount waived and/or reimbursed was $3,933.

The fees and expenses of the MIP’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Master Portfolios’ independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolios. The Manager has contractually agreed to reimburse the Master Portfolios or provide an offsetting credit against the investment advisory fees paid by the Master Portfolios in an amount equal to these independent expenses through June 30, 2023. These amounts waived are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended June 30, 2022, the amounts waived were as follows:

Fund Name	Fees Waived and/or Reimbursed by the Manager

Money Market Master Portfolio	$177,015
Treasury Money Market Master Portfolio	86,505

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolios may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Master Portfolio’s investment policies and restrictions. Each Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2022, the Master Portfolios did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of MIP are directors and/or officers of BlackRock or its affiliates.

6.	INCOME TAX INFORMATION

Treasury Money Market Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

Treasury Money Market Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Treasury Money Market Master Portfolio as of June 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

Money Market Master Portfolio is disregarded as an entity separate from its owner for tax purposes. As such, the owner of the Master Portfolio is treated as the owner of the net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so the owner of the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

M A S T E R P O R T F O L I O N O T E S T O F I N A N C I A L S T A T E M E N T S	33

Notes to Financial Statements (unaudited) (continued)

7.	PRINCIPAL RISKS

In the normal course of business, the Master Portfolios invest in securities or other instruments and may enter into certain transactions, and such activities subject each Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Master Portfolios and their investments. Each Master Portfolio’s prospectus provides details of the risks to which each Master Portfolio is subject.

Certain obligations held by the Money Market Master Portfolio have a credit enhancement or liquidity feature that may, under certain circumstances, provide for repayment of principal and interest on the obligation when due. These enhancements, which may include letters of credit, stand-by bond purchase agreements and/or third-party insurance, are issued by financial institutions. The value of the obligations may be affected by changes in creditworthiness of the entities that provide the credit enhancements or liquidity features. The Money Market Master Portfolio monitors its exposure by reviewing the creditworthiness of the issuers, as well as the financial institutions issuing the credit enhancements and by limiting the amount of holdings with credit enhancements from one financial institution.

Certain affiliates indirectly invest in the Master Portfolios through the SL Agency Shares of BlackRock Cash Funds. As of period end, these affiliated investors represent a significant portion of the net assets of Money Market Master Portfolio and Treasury Money Market Master Portfolio.

Market Risk: Each Master Portfolio may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Master Portfolio to reinvest in lower yielding securities. Each Master Portfolio may also be exposed to reinvestment risk, which is the risk that income from each Master Portfolio’s portfolio will decline if each Master Portfolio invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Master Portfolio portfolio’s current earnings rate.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The price the Money Market Master Portfolio could receive upon the sale of any particular portfolio investment may differ from the Money Market Master Portfolio’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Money Market Master Portfolio’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Money Market Master Portfolio, and the Money Market Master Portfolio could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Money Market Master Portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Counterparty Credit Risk: The Master Portfolios may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Master Portfolios manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolios to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolios’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Master Portfolios.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Master Portfolio’s portfolio are disclosed in its Schedule of Investments.

The Master Portfolios invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Master Portfolios may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force the Master Portfolio to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

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Notes to Financial Statements (unaudited) (continued)

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Master Portfolios may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Master Portfolios is uncertain.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Master Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

M A S T E R P O R T F O L I O N O T E S T O F I N A N C I A L S T A T E M E N T S	35

Disclosure of Investment Advisory Agreement

The Board of Trustees of Master Investment Portfolio (the “Master Portfolio”) met on April 20, 2022 (the “April Meeting”) and May 10-11, 2022 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Agreement”) between the Master Portfolio, on behalf of behalf of Money Market Master Portfolio and Treasury Money Market Master Portfolio (each, a “Master Fund” and collectively, the “Master Funds”) and BlackRock Fund Advisors (the “Manager” or BlackRock), each Master Portfolio’s investment advisor. BlackRock Cash Funds: Institutional (“Cash Funds: Institutional”) and BlackRock Cash Funds: Treasury (“Cash Funds: Treasury” and together with Cash Funds: Institutional, the “Feeder Funds” and, each individually, a “Feeder Fund”), each a series of BlackRock Funds III (the “Feeder Trust”), is a “feeder” fund that invests all of its investable assets in corresponding Master Fund. Accordingly, the Board of Trustees of the Feeder Trust also considered the approval of the Agreement with respect to each Master Fund. For simplicity: (a) the Board of Trustees of the Master Portfolio and the Board of Trustees of the Feeder Trust are referred to herein collectively as the “Board,” and the members are referred to as “Board Members”; and (b) the shareholders of each Feeder Fund and the interest holders of each Master Fund are referred to as “shareholders.”

The Approval Process

Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the continuation of the Agreement for the Master Portfolio on an annual basis. The Board members who are not “interested persons” of the Master Portfolio, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to Master Portfolio, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each typically extending for two days, as well as additional ad hoc meetings throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information surrounding the renewal of the Agreement. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to each Master Fund and each Feeder Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Master Fund’s and Feeder Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.

During the year, the Board, acting directly and through its committees, considers information that was relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to each Master Fund, each Feeder Fund and their shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Master Fund and/or each Feeder Fund for services; (c) the Master Funds’ and/or the Feeder Funds’ operating expenses and how BlackRock allocates expenses to each Master Fund and each Feeder Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Master Funds’ and the Feeder Funds’ investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Master Funds’ and the Feeder Funds’ adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Funds’ and/or the Feeder Funds’ valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Master Fund and/or each Feeder Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Prior to and in preparation for the April Meeting, the Board requested and reviewed materials specifically relating to the renewal of the Agreement. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper Classification or Morningstar category, regarding fees and expenses of each Master Fund and each Feeder Fund, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”), and the investment performance of each Feeder Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with each Master Fund and each Feeder Fund; (g) a summary of aggregate amounts paid by each Master Funds and/or each Feeder Fund to BlackRock; (h) sales and redemption data regarding the Feeder Funds’ shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s, the Master Funds’ and the Feeder Funds’ operations.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement, and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Master Fund and each Feeder Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with each Master Fund and each Feeder Fund; (d) the Feeder Funds’ fees

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Disclosure of Investment Advisory Agreement  (continued)

and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with each Master Fund and each Feeder Fund; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of portfolio holdings of each Master Fund. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Feeder Fund. Throughout the year, the Board compared each Feeder Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Master Funds’ portfolio management team discussing the Master Funds’ performance and the Master Funds’ investment strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Master Funds’ portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Funds’ portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Master Fund and each Feeder Fund. BlackRock and its affiliates provide each Master Fund and each Feeder Fund with certain administrative, shareholder and other services (in addition to any such services provided to each Master Fund and each Feeder Fund by third parties) and officers and other personnel as are necessary for the operations of each Master Fund and each Feeder Fund. In particular, BlackRock and its affiliates provide each Master Fund and each Feeder Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third party service providers including, among others, the custodian, fund accountant, transfer agent, and auditor for each Master Fund and Feeder Fund, as applicable; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of each Master Fund and each Feeder Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Feeder Funds’ distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans, including in light of the ongoing COVID-19 pandemic.

B. The Investment Performance of each Master Fund, each Feeder Fund and BlackRock

The Board, including the Independent Board Members, reviewed and considered the performance history of each Master Fund and each Feeder Fund, as applicable, throughout the year and at the April Meeting. The Board noted that each Feeder Fund’s investment results correspond directly to the investment results of each Master Fund. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of each Feeder Fund’s performance as of December 31, 2021, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Feeder Fund as compared to its Performance Peers and a weighted average benchmark of similar funds, as defined by BlackRock (“Benchmark Weighted Average”). The Board and its Performance Oversight Committee regularly review, and meet with Master Fund management to discuss, the performance of each Master Fund and each Feeder Fund, as applicable, throughout the year.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could have the ability to disproportionately affect long-term performance.

The Board reviewed each Feeder Fund’s performance within the context of the low yield environment. In addition to reviewing each Feeder Fund’s performance and current yield, it also reviews the liquidity, duration, credit quality and other risk factors of the Feeder Fund’s portfolio.

The Board noted that for each of the one- and three-year periods reported, Cash Funds: Institutional outperformed its Benchmark Weighted Average. The Board noted that BlackRock believes that the Benchmark Weighted Average is an appropriate performance metric for the Feeder Fund, and that BlackRock has explained its rationale for this belief to the Board.

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Disclosure of Investment Advisory Agreement  (continued)

The Board noted that for the one- and three-year periods reported, Cash Funds: Treasury underperformed and outperformed, respectively, its Benchmark Weighted Average. The Board noted that BlackRock believes that the Benchmark Weighted Average is an appropriate performance metric for the Feeder Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Feeder Fund’s underperformance relative to its Benchmark Weighted Average during the applicable period.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with each Master Fund and each Feeder Fund

The Board, including the Independent Board Members, reviewed the Master Funds’/Feeder Fund’s contractual management fee rate compared with those of the Feeder Funds’ Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees before taking into account any reimbursements or fee waivers. The Board also compared the Feeder Funds’ total expense ratio, as well as the Master Funds’/Feeder Fund’s actual management fee rate, to those of the Feeder Funds’ Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Master Fund and each Feeder Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Master Fund and each Feeder Fund, as applicable, and other funds the Board currently oversees for the year ended December 31, 2021 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing each Master Fund and each Feeder Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board reviewed the expenses within the context of the low yield environment, and any consequent expense waivers and reimbursements necessary to maintain minimum levels of daily net investment income, as applicable.

The Board noted that Money Market Master Portfolio’s contractual management fee rate ranked in the first quartile, and that the actual advisory fee rate and the Feeder Fund’s total expense ratio each ranked in the first quartile relative to the Feeder Fund’s Expense Peers.

The Board noted that Treasury Money Market Master Portfolio’s contractual management fee rate ranked in the second quartile, and that the actual advisory fee rate and the Feeder Fund’s total expense ratio ranked in the fourth and third quartiles, respectively, relative to the Feeder Fund’s Expense Peers.

The Board also noted that BlackRock and the Board have contractually agreed to waive a portion of the advisory fees for the pertinent Master Fund. The Board further noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate each Master Fund/Feeder Fund for certain other fees and expenses.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of each Master Fund and each Feeder Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which each Master Fund and each Feeder Fund benefit from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable each Master Fund and each Feeder Fund to more fully participate in these economies of scale. The Board considered the Master Funds’ asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with each Master Fund and each Feeder Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Master Fund and each Feeder Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to

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Disclosure of Investment Advisory Agreement  (continued)

applicable law, BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Feeder Fund shares if they believe that the Feeder Funds’ and/or the Master Funds’ fees and expenses are too high or if they are dissatisfied with the performance of each Feeder Fund.

Conclusion

At the May Meeting, as a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board of the Master Portfolio, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Master Portfolio, on behalf of each Master Fund for a one-year term ending June 30, 2023. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board of the Master Portfolio, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of each Master Fund and its shareholders. The Board of the Feeder Trust, including the Independent Board Members, also considered the continuation of the Agreement with respect to each Master Fund and found the Agreement to be satisfactory. In arriving at its decision to approve the Agreement, the Board of the Master Portfolio did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T	39

Additional Information

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (888) 204-3956.

Availability of Quarterly Schedule of Investments

The Funds/Master Portfolios file their complete schedules of portfolio holdings with the SEC each month on Form N-MFP. The Funds’/Master Portfolios’ reports on Form N-MFP are available on the SEC’s website at sec.gov. Additionally, each Fund/Master Portfolio makes portfolio holdings available to shareholders/interest holders on its website at blackrock.com.

Availability of Proxy Voting Policies, Procedures and Voting Records

A description of the policies and procedures that the Funds/Master Portfolios use to determine how to vote proxies relating to portfolio securities and information about how the Funds/Master Portfolios voted proxies relating to securities held in the Funds’/Master Portfolios’ portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 626-1960; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Fund and/or MIP Service Providers

Investment Adviser	Transfer Agent
BlackRock Fund Advisors	State Street Bank and Trust Company
San Francisco, CA 94105	North Quincy, MA 02171

Administrator	Distributor
BlackRock Advisors, LLC	BlackRock Investments, LLC
Wilmington, DE 19809	New York, NY 10022

Sub-Adviser	Independent Registered Public Accounting Firm
BlackRock International Limited(a)	PricewaterhouseCoopers LLP
Edinburgh, EH3 8BL	Philadelphia, PA 19103
United Kingdom

Legal Counsel
Accounting Agent and Custodian	Sidley Austin LLP
State Street Bank and Trust Company	New York, NY 10019
Boston, MA 02111

Address of the Trust/MIP
(a)For Money Market Master Portfolio.	400 Howard Street
San Francisco, CA 94105

40	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviation

AGM-CR	AGM Insured Custodial Receipt

CR	Custodian Receipt

M/F	Multi-Family

RB	Revenue Bond

SOFR	Secured Overnight Financing Rate

VRDN	Variable Rate Demand Note

Important Fund Information

The following applies to BlackRock Cash Funds: Institutional and its corresponding Master Portfolio: This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund at any time. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. The Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

The following applies to BlackRock Cash Funds: Treasury and its corresponding Master Portfolio: This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund at any time. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. The Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	41

Want to know more?

blackrock.com | 888-204-3956

MMF3-06/22-SAR

JUNE 30, 2022

2022 Semi-Annual Report (Unaudited)

BlackRock Funds III

•  BlackRock LifePath® Dynamic Retirement Fund

•  BlackRock LifePath® Dynamic 2025 Fund

•  BlackRock LifePath® Dynamic 2030 Fund

•  BlackRock LifePath® Dynamic 2035 Fund

•  BlackRock LifePath® Dynamic 2040 Fund

•  BlackRock LifePath® Dynamic 2045 Fund

•  BlackRock LifePath® Dynamic 2050 Fund

•  BlackRock LifePath® Dynamic 2055 Fund

•  BlackRock LifePath® Dynamic 2060 Fund

•  BlackRock LifePath® Dynamic 2065 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of June 30, 2022 saw the emergence of significant challenges that disrupted the economic recovery and strong financial markets. The U.S. economy shrank in the first quarter of 2022, ending the run of robust growth that followed the reopening of global economies and the development of COVID-19 vaccines. Rapid changes in consumer spending led to supply constraints and elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell, as persistently high inflation drove investors’ expectations for higher interest rates, particularly weighing on relatively high-valuation growth stocks and economically sensitive small-capitalization stocks. While both large- and small-capitalization U.S. stocks fell, declines for small-capitalization U.S. stocks were particularly steep. Both emerging market stocks and international equities from developed markets fell significantly, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose notably during the reporting period as increasing inflation drove investors’ expectations for higher interest rates. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is growing faster than expected, raised interest rates three times while indicating that additional large rate hikes were likely. Furthermore, the Fed wound down its bond-buying programs and began to reduce its balance sheet. Continued high inflation and the Fed’s statements led many analysts to anticipate that interest rates have significant room to rise before peaking.

Furthermore, the horrific war in Ukraine has significantly clouded the outlook for the global economy, leading to major volatility in energy and metals markets. Sanctions on Russia, Europe’s top energy supplier, and general wartime disruption have magnified supply problems for key commodities. We believe elevated energy prices will continue to exacerbate inflationary pressure while also constraining economic growth. Combating inflation without stifling a recovery, while buffering against ongoing supply and price shocks, will be an especially challenging environment for setting effective monetary policy. Despite the likelihood of more rate increases on the horizon, we believe the Fed will err on the side of protecting employment, even at the expense of higher inflation. However, markets have been primed to expect sharp tightening, which could weigh on valuations until central banks begin to tap the brakes.

In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Furthermore, the energy shock and a deteriorating economic backdrop in China and Europe are likely to challenge corporate earnings, so we are underweight equities overall in the near-term. We take the opposite view on credit, where higher spreads provide near-term opportunities, while the likelihood of a higher inflation regime leads us to take an underweight stance on credit in the long-term. We believe that investment-grade corporates, U.K. gilts, local-currency emerging market debt, and inflation-protected bonds (particularly in Europe) offer strong opportunities in a six- to twelve-month horizon.

Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of June 30, 2022

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(19.96)%	(10.62)%

U.S. small cap equities (Russell 2000® Index)	(23.43)	(25.20)

International equities (MSCI Europe, Australasia, Far East Index)	(19.57)	(17.77)

Emerging market equities (MSCI Emerging Markets Index)	(17.63)	(25.28)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.15	0.18

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(11.34)	(10.94)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(10.35)	(10.29)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(8.98)	(8.57)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(14.19)	(12.82)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of June 30, 2022	BlackRock LifePath® Dynamic Funds

Portfolio Management Commentary

How did each Fund perform?

The BlackRock LifePath® Dynamic Retirement Fund along with the BlackRock LifePath® Dynamic Funds with target dates of 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 and 2065 are referred to as the “LifePath Dynamic Funds”.

For the six-month period ended June 30, 2022, for the Lifepath Dynamic Funds with vintages of 2025, 2030 and 2040, all of the Funds’ share classes underperformed their respective custom benchmarks, except for the Funds’ Class K Shares which performed in line.

For the LifePath Dynamic Funds with vintages of 2035 and 2045, all of the Funds’ share classes underperformed their respective custom benchmarks, except for the Funds’ Institutional shares which performed in line and the Funds’ Class K shares which outperformed.

For the LifePath Dynamic Funds across the Retirement Fund and vintages of 2050, 2055, 2060 and 2065, all of the Fund’s share classes underperformed their respective custom benchmarks.

Relative performance is driven by a combination of tactical macroeconomic themes and underlying actively managed strategies. The following discussion of relative performance pertains to each Fund’s custom benchmark.

What factors influenced performance?

The global financial markets fell sharply in the first half of 2022, with the combination of elevated inflation, rising interest rates, geopolitical tensions and concerns about slowing growth pressuring returns for both equities and bonds.

In terms of macro themes, currency positioning was the largest detractor due to an overweight to the euro. A modest overweight in equities, expressed mainly via an overweight in Japan, also detracted. While all underlying strategies held in the LifePath Dynamic Funds lost ground, the Advantage Emerging Markets Fund (an emerging markets equity strategy) and the International Tilts Master Portfolio (an international developed markets equity strategy) were notable detractors.

With regard to macro themes, positioning in fixed income was the largest positive contributor. Underweights in five- and 30-year U.S. Treasuries added significant value as yields climbed. There were no material contributors among the underlying actively managed strategies.

Some of the LifePath Dynamic Funds had higher-than-normal cash positions at the close of the period. This did not affect performance, and the Funds were not in a defensive investment position.

Describe recent portfolio activity.

The Funds entered the period positioned overweight in Japanese, Italian, Spanish and U.K. equities, underweight U.S. equities, overweight the euro versus the Australian dollar, Canadian dollar and yen, and underweight in 30-year U.S. Treasury bond futures.

The Funds closed the currency positions in March 2022. Given the effect of the Russia-Ukraine war on the region’s economy, the investment adviser believed the European Central Bank would focus on maintaining liquidity over fighting inflation – a negative for the euro. In addition, both Australia and Canada are commodity-sensitive currencies and thus had room to appreciate at a time of rising commodity prices.

In March 2022, the Funds initiated an underweight position in U.S. 5-year Treasury futures on the view that the market’s initial response to the conflict in Ukraine, which was to price in a more dovish policy path for the Fed, was inappropriate given the prevailing inflationary environment.

Describe portfolio positioning at period end.

The Funds were overweight in Japanese, Italian, Spanish and U.K. equities, underweight in U.S. equities, and underweight in five- and 30-year U.S. Treasury futures.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

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Fund Summary as of June 30, 2022 (continued)	BlackRock LifePath® Dynamic Funds

Glide Path Evolution

Under normal circumstances, the asset allocation of each LifePath Dynamic Fund will change over time according to a predetermined “glide path” as each LifePath Dynamic Fund approaches its respective target date. The glide path represents the shifting of asset classes over time. Each LifePath Dynamic Fund’s asset allocations become more conservative prior to retirement as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of each LifePath Dynamic Fund, which may be a primary source of income after retirement. As each LifePath Dynamic Fund approaches its target date, its asset allocation will shift so that each LifePath Dynamic Fund invests a greater percentage of its assets in fixed-income index funds. The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of each LifePath Dynamic Fund, and determine whether any changes are required to enable each LifePath Dynamic Fund to achieve its investment objective. Because the BlackRock LifePath® Dynamic Retirement Fund is in its most conservative phase, its allocation generally does not become more conservative over time, although its allocation may change to maintain its risk profile.

Although the asset allocation targets listed for the glide path are general, long-term targets, BlackRock Fund Advisors (“BFA” or the “Manager”) may periodically adjust the proportion of equity index funds and fixed-income index funds in each LifePath Dynamic Fund, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of each LifePath Dynamic Fund, reallocations of each LifePath Dynamic Fund’s composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited; however, BFA may determine that a greater degree of variation is warranted to protect a LifePath Dynamic Fund or achieve its investment objective.

F U N D S U M M A R Y	5

Fund Summary as of June 30, 2022	BlackRock LifePath® Dynamic Retirement Fund

Investment Objective

The investment objective of BlackRock LifePath® Dynamic Retirement Fund (“LifePath Dynamic Retirement Fund” or the “LifePath Dynamic Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Dynamic Retirement Fund will be broadly diversified across global asset classes.

The LifePath Dynamic Fund’s custom benchmark consists of the following:

Period	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	Bloomberg Commodity Index	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index

07/01/12 to 06/30/13	52.9%	9.1%	2.8%	0.2%	10.5%	20.3%	4.2%
07/01/13 to 06/30/14	52.9	9.1	3.8	N/A	10.0	19.6	4.6
07/01/14 to 06/30/15	51.9	8.9	3.8	0.4	10.6	20.5	3.9
07/01/15 to 06/30/16	51.2	8.8	3.8	0.5	11.1	20.9	3.7
07/01/16 to 06/30/17	51.2	8.8	3.7	0.5	11.2	20.7	3.9
07/01/17 to 06/30/18	51.2	8.8	N/A	0.5	13.6	21.8	4.1
07/01/18 to 06/30/19	51.8	8.2	N/A	1.8	12.6	22.3	3.3
07/01/19 to 06/30/20	52.0	8.0	N/A	2.2	12.6	21.9	3.3
07/01/20 to 06/30/21	52.0	8.0	N/A	2.2	13.3	20.8	3.7
07/01/21 to 06/30/22	52.1	8.0	N/A	2.2	13.2	21.4	3.1

See “About Fund Performance” for descriptions of the indexes.

Performance

		Average Annual Total Returns(a)(b)

		1 Year		5 Years		10 Years

	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge

Institutional	(14.72)%	(12.99)%	N/A	4.14%	N/A	4.59%	N/A
Investor A	(14.92)	(13.33)	(17.88)%	3.85	2.74%	4.31	3.75%
Investor C	(15.14)	(13.87)	(14.66)	3.07	3.07	3.66	3.66
Class K	(14.60)	(12.82)	N/A	4.38	N/A	4.86	N/A
Class R	(14.93)	(13.47)	N/A	3.67	N/A	4.10	N/A

LifePath Dynamic Retirement Fund Custom Benchmark(c)	(14.33)	(12.21)	N/A	3.88	N/A	4.50	N/A
Bloomberg U.S. Aggregate Bond Index	(10.35)	(10.29)	N/A	0.88	N/A	1.54	N/A
Bloomberg U.S. TIPS Index (Series-L)	(8.92)	(5.14)	N/A	3.21	N/A	1.73	N/A
FTSE EPRA Nareit Developed Index	(20.71)	(13.44)	N/A	1.95	N/A	4.69	N/A
MSCI ACWI ex USA IMI Index	(19.08)	(19.86)	N/A	2.50	N/A	5.01	N/A
Russell 1000® Index	(20.94)	(13.04)	N/A	11.00	N/A	12.82	N/A
Russell 2000® Index	(23.43)	(25.20)	N/A	5.17	N/A	9.35	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.

(b)

LifePath Dynamic Retirement Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors who are currently withdrawing, or plan in the near future to begin withdrawing, a substantial portion of their investment. LifePath Dynamic Retirement Fund’s returns prior to March 31, 2018 are the returns of LifePath Dynamic Retirement Fund when its assets could be allocated to underlying funds that invest primarily in commodities. LifePath Dynamic Retirement Fund’s returns between December 14, 2015 and November 7, 2016 are the returns of LifePath Dynamic Retirement Fund when it incorporated different allocations in its glidepath and had a different investment strategy. LifePath Dynamic Retirement Fund’s returns prior to December 14, 2015 are the returns of LifePath Dynamic Retirement Fund under a different investment strategy. LifePath Dynamic Retirement Fund’s returns prior to November 28, 2014 are the returns of LifePath Dynamic Retirement Fund when it had a different target asset allocation.

(c)

The LifePath Dynamic Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic Retirement Fund Custom Benchmark”) comprised of the indexes indicated above, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Dynamic Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

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Fund Summary as of June 30, 2022 (continued)	BlackRock LifePath® Dynamic Retirement Fund

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets

Fixed-Income Funds	58.5%
Equity Funds	39.9
Money Market Funds	11.5
Liabilities in Excess of Other Assets	(9.9)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

Diversified Equity Master Portfolio	21.0%
Advantage CoreAlpha Bond Master Portfolio	18.8
iShares Core U.S. Aggregate Bond ETF	16.3
Master Total Return Portfolio	13.4
BlackRock Cash Funds: Institutional, SL Agency Shares	10.7
iShares TIPS Bond ETF	8.2
BlackRock Tactical Opportunities Fund, Class K	5.5
International Tilts Master Portfolio	5.4
BlackRock Advantage Emerging Markets Fund, Class K	3.8
iShares Developed Real Estate Index Fund, Class K	2.2

F U N D S U M M A R Y	7

Fund Summary as of June 30, 2022	BlackRock LifePath® Dynamic 2025 Fund

Investment Objective

The investment objective of BlackRock LifePath® Dynamic 2025 Fund (“LifePath Dynamic 2025 Fund” or the “LifePath Dynamic Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Dynamic 2025 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath Dynamic Fund’s custom benchmark consists of the following:

Period	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	Bloomberg Commodity Index	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index

07/01/12 to 06/30/13	32.9%	5.1%	2.9%	4.5%	17.4%	34.0%	3.2%
07/01/13 to 06/30/14	34.6	5.4	3.8	4.3	16.9	31.6	3.4
07/01/14 to 06/30/15	32.5	5.1	3.8	5.0	18.1	32.5	3.0
07/01/15 to 06/30/16	31.8	5.1	3.8	5.3	18.7	32.4	2.9
07/01/16 to 06/30/17	33.1	5.4	3.8	5.1	18.4	31.2	3.0
07/01/17 to 06/30/18	35.9	5.8	N/A	4.7	19.5	30.9	3.2
07/01/18 to 06/30/19	37.4	6.7	N/A	3.1	19.6	30.2	3.0
07/01/19 to 06/30/20	40.6	7.3	N/A	2.4	18.5	28.3	2.9
07/01/20 to 06/30/21	42.7	7.4	N/A	2.3	17.9	26.4	3.3
07/01/21 to 06/30/22	45.2	7.6	N/A	2.1	16.4	25.9	2.8

See “About Fund Performance” for descriptions of the indexes.

Performance

		Average Annual Total Returns(a)(b)

		1 Year		5 Years		10 Years

	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge

Institutional	(15.24)%	(13.21)%	N/A	4.98%	N/A	5.99%	N/A
Investor A	(15.36)	(13.42)	(17.97)%	4.75	3.62%	5.74	5.17%
Investor C	(15.66)	(14.10)	(14.89)	3.92	3.92	5.09	5.09
Class K	(15.10)	(12.98)	N/A	5.24	N/A	6.20	N/A
Class R	(15.40)	(13.55)	N/A	4.53	N/A	5.51	N/A

LifePath Dynamic 2025 Fund Custom Benchmark(c)	(15.08)	(12.59)	N/A	4.73	N/A	5.95	N/A
Bloomberg U.S. Aggregate Bond Index	(10.35)	(10.29)	N/A	0.88	N/A	1.54	N/A
Bloomberg U.S. TIPS Index (Series-L)	(8.92)	(5.14)	N/A	3.21	N/A	1.73	N/A
FTSE EPRA Nareit Developed Index	(20.71)	(13.44)	N/A	1.95	N/A	4.69	N/A
MSCI ACWI ex USA IMI Index	(19.08)	(19.86)	N/A	2.50	N/A	5.01	N/A
Russell 1000® Index	(20.94)	(13.04)	N/A	11.00	N/A	12.82	N/A
Russell 2000® Index	(23.43)	(25.20)	N/A	5.17	N/A	9.35	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.

(b)

LifePath Dynamic 2025 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors expecting to retire or begin withdrawing assets around the year 2025. Effective November 7, 2016, the LifePath Dynamic Fund changed its investment strategy to (i) incorporate a Global Tactical Asset Allocation into its glidepath, (ii) increase the flexibility of its equity allocations and (iii) diversify its fixed-income strategies. Performance for the periods shown between December 14, 2015 and November 7, 2016 is based on the prior investment strategy. Effective December 14, 2015, the LifePath Dynamic Fund changed its investment strategy to (i) incorporate a dynamic glidepath and (ii) invest directly in securities and derivatives, as well as in underlying funds. Performance for the periods shown prior to December 14, 2015 is based on the prior investment strategy. Effective November 28, 2014, the Fund changed its glide path and target asset allocation to target higher levels of equity exposure for the LifePath Dynamic Fund throughout the glide path. Performance for the periods shown prior to November 28, 2014 is based on the prior glide path and target asset allocation.

(c)

The LifePath Dynamic Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2025 Fund Custom Benchmark”) comprised of the indexes indicated above, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Dynamic Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

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Fund Summary as of June 30, 2022 (continued)	BlackRock LifePath® Dynamic 2025 Fund

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets

Equity Funds	48.5%
Fixed-Income Funds	48.1
Money Market Funds	12.2
Liabilities in Excess of Other Assets	(8.8)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

Diversified Equity Master Portfolio	25.7%
Advantage CoreAlpha Bond Master Portfolio	14.7
iShares Core U.S. Aggregate Bond ETF	13.9
Master Total Return Portfolio	10.6
BlackRock Cash Funds: Institutional, SL Agency Shares	9.0
International Tilts Master Portfolio	7.7
iShares TIPS Bond ETF	7.7
BlackRock Tactical Opportunities Fund, Class K	5.3
BlackRock Advantage Emerging Markets Fund, Class K	4.8
BlackRock Cash Funds: Treasury, SL Agency Shares	3.2

F U N D S U M M A R Y	9

Fund Summary as of June 30, 2022	BlackRock LifePath® Dynamic 2030 Fund

Investment Objective

The investment objective of BlackRock LifePath® Dynamic 2030 Fund (“LifePath Dynamic 2030 Fund” or the “LifePath Dynamic Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Dynamic 2030 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath Dynamic Fund’s custom benchmark consists of the following:

Period	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	Bloomberg Commodity Index	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index

07/01/12 to 06/30/13	26.7%	3.9%	2.9%	5.8%	19.6%	38.2%	2.9%
07/01/13 to 06/30/14	28.5	4.2	3.8	5.7	19.2	35.6	3.0
07/01/14 to 06/30/15	24.5	3.7	3.9	6.9	21.1	37.3	2.6
07/01/15 to 06/30/16	22.8	3.5	3.9	7.6	22.0	37.7	2.5
07/01/16 to 06/30/17	24.1	3.7	3.9	7.7	21.7	36.4	2.5
07/01/17 to 06/30/18	26.7	4.2	N/A	7.6	22.7	36.3	2.5
07/01/18 to 06/30/19	26.8	5.5	N/A	4.3	24.6	36.0	2.8
07/01/19 to 06/30/20	29.7	6.2	N/A	3.0	24.1	34.5	2.5
07/01/20 to 06/30/21	31.6	6.4	N/A	2.9	23.2	33.2	2.7
07/01/21 to 06/30/22	33.6	6.7	N/A	2.8	21.4	33.2	2.3

See “About Fund Performance” for descriptions of the indexes.

Performance

		Average Annual Total Returns(a)(b)

		1 Year		5 Years		10 Years

	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge

Institutional	(16.44)%	(13.86)%	N/A	5.68%	N/A	6.72%	N/A
Investor A	(16.55)	(14.11)	(18.62)%	5.41	4.28%	6.46	5.88%
Investor C	(16.87)	(14.74)	(15.50)	4.59	4.59	5.79	5.79
Class K	(16.31)	(13.60)	N/A	5.93	N/A	7.01	N/A
Class R	(16.60)	(14.24)	N/A	5.20	N/A	6.22	N/A

LifePath Dynamic 2030 Fund Custom Benchmark(c)	(16.28)	(13.29)	N/A	5.39	N/A	6.64	N/A
Bloomberg U.S. Aggregate Bond Index	(10.35)	(10.29)	N/A	0.88	N/A	1.54	N/A
Bloomberg U.S. TIPS Index (Series-L)	(8.92)	(5.14)	N/A	3.21	N/A	1.73	N/A
FTSE EPRA Nareit Developed Index	(20.71)	(13.44)	N/A	1.95	N/A	4.69	N/A
MSCI ACWI ex USA IMI Index	(19.08)	(19.86)	N/A	2.50	N/A	5.01	N/A
Russell 1000® Index	(20.94)	(13.04)	N/A	11.00	N/A	12.82	N/A
Russell 2000® Index	(23.43)	(25.20)	N/A	5.17	N/A	9.35	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.

(b)

LifePath Dynamic 2030 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors expecting to retire or begin withdrawing assets around the year 2030. LifePath Dynamic 2030 Fund’s returns prior to March 31, 2018 are the returns of LifePath Dynamic 2030 Fund when its assets could be allocated to underlying funds that invest primarily in commodities. LifePath Dynamic 2030 Fund’s returns between December 14, 2015 and November 7, 2016 are the returns of LifePath Dynamic 2030 Fund when it incorporated different allocations in its glidepath and had a different investment strategy. LifePath Dynamic 2030 Fund’s returns prior to December 14, 2015 are the returns of LifePath Dynamic 2030 Fund under a different investment strategy. LifePath Dynamic 2030 Fund’s returns prior to November 28, 2014 are the returns of LifePath Dynamic 2030 Fund when it had a different target asset allocation.

(c)

The LifePath Dynamic Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2030 Fund Custom Benchmark”) comprised of the indexes indicated above, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Dynamic Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

10	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of June 30, 2022 (continued)	BlackRock LifePath® Dynamic 2030 Fund

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets
Equity Funds	59.0%
Fixed-Income Funds	35.8
Money Market Funds	5.6
Liabilities in Excess of Other Assets	(0.4)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

Diversified Equity Master Portfolio	31.5%
Advantage CoreAlpha Bond Master Portfolio	10.6
International Tilts Master Portfolio	9.8
iShares Core U.S. Aggregate Bond ETF	9.7
Master Total Return Portfolio	7.9
iShares TIPS Bond ETF	6.7
BlackRock Advantage Emerging Markets Fund, Class K	6.1
BlackRock Tactical Opportunities Fund, Class K	5.2
BlackRock Cash Funds: Treasury, SL Agency Shares	4.6
iShares MSCI EAFE Small-Cap ETF	3.7

F U N D S U M M A R Y	11

Fund Summary as of June 30, 2022	BlackRock LifePath® Dynamic 2035 Fund

Investment Objective

The investment objective of BlackRock LifePath® Dynamic 2035 Fund (“LifePath Dynamic 2035 Fund” or the “LifePath Dynamic Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Dynamic 2035 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath Dynamic Fund’s custom benchmark consists of the following:

Period	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	Bloomberg Commodity Index	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index

07/01/12 to 06/30/13	21.3%	2.8%	2.9%	7.0%	21.5%	41.9%	2.6%
07/01/13 to 06/30/14	23.0	3.0	3.9	7.0	21.3	39.2	2.6
07/01/14 to 06/30/15	17.2	2.3	3.9	8.7	23.8	41.8	2.3
07/01/15 to 06/30/16	14.0	2.1	3.9	9.9	25.2	42.8	2.1
07/01/16 to 06/30/17	15.4	2.3	4.0	10.1	24.9	41.3	2.0
07/01/17 to 06/30/18	17.9	2.6	N/A	10.4	25.7	41.5	1.9
07/01/18 to 06/30/19	17.2	4.0	N/A	5.5	29.2	41.5	2.6
07/01/19 to 06/30/20	19.5	4.9	N/A	3.6	29.5	40.5	2.0
07/01/20 to 06/30/21	21.2	5.1	N/A	3.5	28.3	39.7	2.2
07/01/21 to 06/30/22	23.4	5.4	N/A	3.4	26.0	39.9	1.9

See “About Fund Performance” for descriptions of the indexes.

Performance

		Average Annual Total Returns(a)(b)

		1 Year		5 Years		10 Years

	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge

Institutional	(17.39)%	(14.37)%	N/A	6.28%	N/A	7.33%	N/A
Investor A	(17.50)	(14.58)	(19.06)%	6.01	4.87%	7.07	6.49%
Investor C	(17.78)	(15.24)	(16.00)	5.19	5.19	6.40	6.40
Class K	(17.27)	(14.16)	N/A	6.51	N/A	7.65	N/A
Class R	(17.56)	(14.73)	N/A	5.79	N/A	6.84	N/A

LifePath Dynamic 2035 Fund Custom Benchmark(c)	(17.42)	(13.97)	N/A	6.01	N/A	7.28	N/A
Bloomberg U.S. Aggregate Bond Index	(10.35)	(10.29)	N/A	0.88	N/A	1.54	N/A
Bloomberg U.S. TIPS Index (Series-L)	(8.92)	(5.14)	N/A	3.21	N/A	1.73	N/A
FTSE EPRA Nareit Developed Index	(20.71)	(13.44)	N/A	1.95	N/A	4.69	N/A
MSCI ACWI ex USA IMI Index	(19.08)	(19.86)	N/A	2.50	N/A	5.01	N/A
Russell 1000® Index	(20.94)	(13.04)	N/A	11.00	N/A	12.82	N/A
Russell 2000® Index	(23.43)	(25.20)	N/A	5.17	N/A	9.35	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.

(b)

LifePath Dynamic 2035 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors expecting to retire or begin withdrawing assets around the year 2035. Effective November 7, 2016, the LifePath Dynamic Fund changed its investment strategy to (i) incorporate a Global Tactical Asset Allocation into its glidepath, (ii) increase the flexibility of its equity allocations and (iii) diversify its fixed-income strategies. Performance for the periods shown between December 14, 2015 and November 7, 2016 is based on the prior investment strategy. Effective December 14, 2015, the LifePath Dynamic Fund changed its investment strategy to (i) incorporate a dynamic glidepath and (ii) invest directly in securities and derivatives, as well as in underlying funds. Performance for the periods shown prior to December 14, 2015 is based on the prior investment strategy. Effective November 28, 2014, the Fund changed its glide path and target asset allocation to target higher levels of equity exposure for the LifePath Dynamic Fund throughout the glide path. Performance for the periods shown prior to November 28, 2014 is based on the prior glide path and target asset allocation.

(c)

The LifePath Dynamic Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2035 Fund Custom Benchmark”) comprised of the indexes indicated above, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Dynamic Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

12	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of June 30, 2022 (continued)	BlackRock LifePath® Dynamic 2035 Fund

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets

Equity Funds	68.3%
Fixed-Income Funds	24.3
Money Market Funds	12.8
Liabilities in Excess of Other Assets	(5.4)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

Diversified Equity Master Portfolio	37.4%
International Tilts Master Portfolio	10.9
BlackRock Advantage Emerging Markets Fund, Class K	7.4
Advantage CoreAlpha Bond Master Portfolio	7.2
BlackRock Cash Funds: Treasury, SL Agency Shares	6.6
BlackRock Cash Funds: Institutional, SL Agency Shares	6.2
iShares Core U.S. Aggregate Bond ETF	6.1
BlackRock Tactical Opportunities Fund, Class K	5.3
iShares TIPS Bond ETF	5.3
Master Total Return Portfolio	5.1

F U N D S U M M A R Y	13

Fund Summary as of June 30, 2022	BlackRock LifePath® Dynamic 2040 Fund

Investment Objective

The investment objective of BlackRock LifePath® Dynamic 2040 Fund (“LifePath Dynamic 2040 Fund” or the “LifePath Dynamic Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Dynamic 2040 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath Dynamic Fund’s custom benchmark consists of the following:

Period	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	Bloomberg Commodity Index	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index

07/01/12 to 06/30/13	16.4%	1.7%	2.9%	8.1%	23.3%	45.3%	2.3%
07/01/13 to 06/30/14	18.2	1.8	3.9	8.2	23.1	42.5	2.3
07/01/14 to 06/30/15	10.8	1.2	4.0	10.5	26.2	45.2	2.1
07/01/15 to 06/30/16	6.4	0.8	4.0	12.1	28.1	46.7	1.9
07/01/16 to 06/30/17	7.6	1.0	4.1	12.4	27.9	45.4	1.6
07/01/17 to 06/30/18	9.9	1.3	N/A	12.9	28.4	46.1	1.4
07/01/18 to 06/30/19	8.8	2.5	N/A	6.6	33.4	46.3	2.4
07/01/19 to 06/30/20	10.6	3.2	N/A	4.1	34.4	46.0	1.7
07/01/20 to 06/30/21	12.2	3.5	N/A	4.1	33.0	45.5	1.7
07/01/21 to 06/30/22	13.9	3.9	N/A	4.0	30.3	46.5	1.4

See “About Fund Performance” for descriptions of the indexes.

Performance

		Average Annual Total Returns(a)(b)

		1 Year		5 Years		10 Years

	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge

Institutional	(18.57)%	(15.15)%	N/A	6.69%	N/A	7.85%	N/A
Investor A	(18.70)	(15.36)	(19.80)%	6.42	5.28%	7.58	7.00%
Investor C	(18.99)	(15.99)	(16.71)	5.60	5.60	6.91	6.91
Class K	(18.49)	(14.95)	N/A	6.92	N/A	8.13	N/A
Class R	(18.76)	(15.52)	N/A	6.20	N/A	7.34	N/A

LifePath Dynamic 2040 Fund Custom Benchmark(c)	(18.49)	(14.65)	N/A	6.53	N/A	7.84	N/A
Bloomberg U.S. Aggregate Bond Index	(10.35)	(10.29)	N/A	0.88	N/A	1.54	N/A
Bloomberg U.S. TIPS Index (Series-L)	(8.92)	(5.14)	N/A	3.21	N/A	1.73	N/A
FTSE EPRA Nareit Developed Index	(20.71)	(13.44)	N/A	1.95	N/A	4.69	N/A
MSCI ACWI ex USA IMI Index	(19.08)	(19.86)	N/A	2.50	N/A	5.01	N/A
Russell 1000® Index	(20.94)	(13.04)	N/A	11.00	N/A	12.82	N/A
Russell 2000® Index	(23.43)	(25.20)	N/A	5.17	N/A	9.35	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.

(b)

LifePath Dynamic 2040 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors expecting to retire or begin withdrawing assets around the year 2040. LifePath Dynamic 2040 Fund’s returns prior to March 31, 2018 are the returns of LifePath Dynamic 2040 Fund when its assets could be allocated to underlying funds that invest primarily in commodities. LifePath Dynamic 2040 Fund’s returns between December 14, 2015 and November 7, 2016 are the returns of LifePath Dynamic 2040 Fund when it incorporated different allocations in its glidepath and had a different investment strategy. LifePath Dynamic 2040 Fund’s returns prior to December 14, 2015 are the returns of LifePath Dynamic 2040 Fund under a different investment strategy. LifePath Dynamic 2040 Fund’s returns prior to November 28, 2014 are the returns of LifePath Dynamic 2040 Fund when it had a different target asset allocation.

(c)

The LifePath Dynamic Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2040 Fund Custom Benchmark”) comprised of the indexes indicated above, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Dynamic Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

14	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of June 30, 2022 (continued)	BlackRock LifePath® Dynamic 2040 Fund

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets

Equity Funds	82.1%
Fixed-Income Funds	14.5
Money Market Funds	5.3
Liabilities in Excess of Other Assets	(1.9)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

Diversified Equity Master Portfolio	45.1%
International Tilts Master Portfolio	13.6
BlackRock Advantage Emerging Markets Fund, Class K	8.7
BlackRock Tactical Opportunities Fund, Class K	5.9
iShares MSCI EAFE Small-Cap ETF	4.9
Advantage CoreAlpha Bond Master Portfolio	3.9
iShares Developed Real Estate Index Fund, Class K	3.9
iShares TIPS Bond ETF	3.9
iShares Core U.S. Aggregate Bond ETF	3.3
Master Total Return Portfolio	2.9

F U N D S U M M A R Y	15

Fund Summary as of June 30, 2022	BlackRock LifePath® Dynamic 2045 Fund

Investment Objective

The investment objective of BlackRock LifePath® Dynamic 2045 Fund (“LifePath Dynamic 2045 Fund” or the “LifePath Dynamic Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Dynamic 2045 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath Dynamic Fund’s custom benchmark consists of the following:

Period	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	Bloomberg Commodity Index	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index

07/01/12 to 06/30/13	12.4%	N/A	3.0%	9.1%	24.9%	48.5%	2.1%
07/01/13 to 06/30/14	14.5	N/A	3.9	9.3	24.9	45.4	2.0
07/01/14 to 06/30/15	7.2	N/A	4.1	11.6	27.7	47.3	2.1
07/01/15 to 06/30/16	2.0	0.2%	4.3	13.5	29.8	48.3	1.9
07/01/16 to 06/30/17	2.6	0.3	4.3	14.1	29.9	47.2	1.6
07/01/17 to 06/30/18	3.8	0.4	N/A	15.1	30.7	48.8	1.2
07/01/18 to 06/30/19	3.2	1.0	N/A	7.4	36.6	49.5	2.3
07/01/19 to 06/30/20	4.2	1.6	N/A	4.5	38.2	50.1	1.4
07/01/20 to 06/30/21	5.0	1.9	N/A	4.5	36.9	50.5	1.2
07/01/21 to 06/30/22	6.2	2.2	N/A	4.4	34.1	52.0	1.1

See “About Fund Performance” for descriptions of the indexes.

Performance

		Average Annual Total Returns(a)(b)

		1 Year		5 Years		10 Years

	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge

Institutional	(19.45)%	(15.78)%	N/A	6.83%	N/A	8.16%	N/A
Investor A	(19.55)	(16.01)	(20.42)%	6.57	5.43%	7.89	7.31%
Investor C	(19.85)	(16.61)	(17.35)	5.75	5.75	7.22	7.22
Class K	(19.36)	(15.58)	N/A	7.07	N/A	8.44	N/A
Class R	(19.64)	(16.18)	N/A	6.34	N/A	7.65	N/A

LifePath Dynamic 2045 Fund Custom Benchmark(c)	(19.43)	(15.31)	N/A	6.89	N/A	8.27	N/A
Bloomberg U.S. Aggregate Bond Index	(10.35)	(10.29)	N/A	0.88	N/A	1.54	N/A
Bloomberg U.S. TIPS Index (Series-L)	(8.92)	(5.14)	N/A	3.21	N/A	1.73	N/A
FTSE EPRA Nareit Developed Index	(20.71)	(13.44)	N/A	1.95	N/A	4.69	N/A
MSCI ACWI ex USA IMI Index	(19.08)	(19.86)	N/A	2.50	N/A	5.01	N/A
Russell 1000® Index	(20.94)	(13.04)	N/A	11.00	N/A	12.82	N/A
Russell 2000® Index	(23.43)	(25.20)	N/A	5.17	N/A	9.35	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.

(b)

LifePath Dynamic 2045 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors expecting to retire or begin withdrawing assets around the year 2045. Effective November 7, 2016, the LifePath Dynamic Fund changed its investment strategy to (i) incorporate a Global Tactical Asset Allocation into its glidepath, (ii) increase the flexibility of its equity allocations and (iii) diversify its fixed-income strategies. Performance for the periods shown between December 14, 2015 and November 7, 2016 is based on the prior investment strategy. Effective December 14, 2015, the LifePath Dynamic Fund changed its investment strategy to (i) incorporate a dynamic glidepath and (ii) invest directly in securities and derivatives, as well as in underlying funds. Performance for the periods shown prior to December 14, 2015 is based on the prior investment strategy. Effective November 28, 2014, the Fund changed its glide path and target asset allocation to target higher levels of equity exposure for the LifePath Dynamic Fund throughout the glide path. Performance for the periods shown prior to November 28, 2014 is based on the prior glide path and target asset allocation.

(c)

The LifePath Dynamic Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2045 Fund Custom Benchmark”) comprised of the indexes indicated above, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Dynamic Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

16	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of June 30, 2022 (continued)	BlackRock LifePath® Dynamic 2045 Fund

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets

Equity Funds	86.7%
Money Market Funds	8.2
Fixed-Income Funds	5.6
Liabilities in Excess of Other Assets	(0.5)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

Diversified Equity Master Portfolio	49.0%
International Tilts Master Portfolio	13.6
BlackRock Advantage Emerging Markets Fund, Class K	9.6
BlackRock Cash Funds: Treasury, SL Agency Shares	6.9
BlackRock Tactical Opportunities Fund, Class K	5.3
iShares MSCI EAFE Small-Cap ETF	4.9
iShares Developed Real Estate Index Fund, Class K	4.3
iShares TIPS Bond ETF	2.1
Advantage CoreAlpha Bond Master Portfolio	1.3
BlackRock Cash Funds: Institutional, SL Agency Shares	1.3

F U N D S U M M A R Y	17

Fund Summary as of June 30, 2022	BlackRock LifePath® Dynamic 2050 Fund

Investment Objective

The investment objective of BlackRock LifePath® Dynamic 2050 Fund (“LifePath Dynamic 2050 Fund” or the “LifePath Dynamic Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Dynamic 2050 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath Dynamic Fund’s custom benchmark consists of the following:

Period	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	Bloomberg Commodity Index	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index

07/01/12 to 06/30/13	9.3%	N/A	3.9%	10.3%	26.5%	48.3%	1.7%
07/01/13 to 06/30/14	N/A	N/A	N/A	N/A	N/A	N/A	N/A
07/01/14 to 06/30/15	4.7	N/A	4.1	12.2	28.5	48.5	2.0
07/01/15 to 06/30/16	1.0	N/A	4.3	13.9	30.2	48.7	1.9
07/01/16 to 06/30/17	1.0	N/A	4.4	14.6	30.5	47.9	1.6
07/01/17 to 06/30/18	1.1	N/A	N/A	16.1	31.7	50.0	1.1
07/01/18 to 06/30/19	0.9	0.2%	N/A	7.6	38.1	50.8	2.4
07/01/19 to 06/30/20	1.2	0.4	N/A	4.8	40.1	52.2	1.3
07/01/20 to 06/30/21	1.5	0.6	N/A	4.7	39.1	53.1	1.0
07/01/21 to 06/30/22	1.9	0.8	N/A	4.7	36.4	55.2	1.0

See “About Fund Performance” for descriptions of the indexes.

Performance

		Average Annual Total Returns(a)(b)

		1 Year		5 Years		10 Years

	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge

Institutional	(20.36)%	(16.65)%	N/A	6.83%	N/A	8.34%	N/A
Investor A	(20.47)	(16.86)	(21.23)%	6.55	5.41%	8.07	7.49%
Investor C	(20.74)	(17.46)	(18.18)	5.73	5.73	7.40	7.40
Class K	(20.25)	(16.42)	N/A	7.07	N/A	8.62	N/A
Class R	(20.53)	(16.99)	N/A	6.34	N/A	7.83	N/A

LifePath Dynamic 2050 Fund Custom Benchmark(c)	(19.98)	(15.73)	N/A	7.05	N/A	8.55	N/A
Bloomberg U.S. Aggregate Bond Index	(10.35)	(10.29)	N/A	0.88	N/A	1.54	N/A
Bloomberg U.S. TIPS Index (Series-L)	(8.92)	(5.14)	N/A	3.21	N/A	1.73	N/A
FTSE EPRA Nareit Developed Index	(20.71)	(13.44)	N/A	1.95	N/A	4.69	N/A
MSCI ACWI ex USA IMI Index	(19.08)	(19.86)	N/A	2.50	N/A	5.01	N/A
Russell 1000® Index	(20.94)	(13.04)	N/A	11.00	N/A	12.82	N/A
Russell 2000® Index	(23.43)	(25.20)	N/A	5.17	N/A	9.35	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.

(b)

LifePath Dynamic 2050 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors expecting to retire or begin withdrawing assets around the year 2050. LifePath Dynamic 2050 Fund’s returns prior to March 31, 2018 are the returns of LifePath Dynamic 2050 Fund when its assets could be allocated to underlying funds that invest primarily in commodities. LifePath Dynamic 2050 Fund’s returns between December 14, 2015 and November 7, 2016 are the returns of LifePath Dynamic 2050 Fund when it incorporated different allocations in its glidepath and had a different investment strategy. LifePath Dynamic 2050 Fund’s returns prior to December 14, 2015 are the returns of LifePath Dynamic 2050 Fund under a different investment strategy. LifePath Dynamic 2050 Fund’s returns prior to November 28, 2014 are the returns of LifePath Dynamic 2050 Fund when it had a different target asset allocation.

(c)

The LifePath Dynamic Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2050 Fund Custom Benchmark”) comprised of the indexes indicated above, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Dynamic Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

18	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of June 30, 2022 (continued)	BlackRock LifePath® Dynamic 2050 Fund

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets

Equity Funds	88.1%
Money Market Funds	9.2
Fixed-Income Funds	2.3
Other Assets Less Liabilities	0.4

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

Diversified Equity Master Portfolio	53.0%
International Tilts Master Portfolio	14.7
BlackRock Advantage Emerging Markets Fund, Class K	10.4
BlackRock Cash Funds: Treasury, SL Agency Shares	9.0
iShares MSCI EAFE Small-Cap ETF	5.4
iShares Developed Real Estate Index Fund, Class K	4.6
iShares Core U.S. Aggregate Bond ETF	0.8
iShares TIPS Bond ETF	0.6
Advantage CoreAlpha Bond Master Portfolio	0.4
Master Total Return Portfolio	0.3

F U N D S U M M A R Y	19

Fund Summary as of June 30, 2022	BlackRock LifePath® Dynamic 2055 Fund

Investment Objective

The investment objective of BlackRock LifePath® Dynamic 2055 Fund (“LifePath Dynamic 2055 Fund” or the “LifePath Dynamic Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Dynamic 2055 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath Dynamic Fund’s custom benchmark consists of the following:

Period	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	Bloomberg Commodity Index	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index

07/01/12 to 06/30/13	2.0%	N/A	3.1%	11.3%	27.9%	53.8%	1.9%
07/01/13 to 06/30/14	4.1	N/A	4.0	11.8	28.1	50.3	1.7
07/01/14 to 06/30/15	2.6	N/A	4.1	12.8	29.2	49.3	2.0
07/01/15 to 06/30/16	1.0	N/A	4.2	13.9	30.2	48.8	1.9
07/01/16 to 06/30/17	1.0	N/A	4.4	14.6	30.5	47.9	1.6
07/01/17 to 06/30/18	1.0	N/A	N/A	16.2	31.9	49.8	1.1
07/01/18 to 06/30/19	0.9	0.1%	N/A	7.6	38.2	50.8	2.4
07/01/19 to 06/30/20	0.8	0.2	N/A	4.8	40.5	52.4	1.3
07/01/20 to 06/30/21	0.8	0.2	N/A	4.8	39.5	53.7	1.0
07/01/21 to 06/30/22	1.0	0.2	N/A	4.8	37.1	55.9	1.0

See “About Fund Performance” for descriptions of the indexes.

Performance

		Average Annual Total Returns(a)(b)

		1 Year		5 Years		10 Years

	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge

Institutional	(20.49)%	(16.71)%	N/A	6.92%	N/A	8.52%	N/A
Investor A	(20.55)	(16.89)	(21.25)%	6.67	5.53%	8.25	7.67%
Investor C	(20.87)	(17.52)	(18.26)	5.83	5.83	7.58	7.58
Class K	(20.37)	(16.50)	N/A	7.17	N/A	8.83	N/A
Class R	(20.63)	(17.06)	N/A	6.44	N/A	8.00	N/A

LifePath Dynamic 2055 Fund Custom Benchmark(c)	(20.14)	(15.86)	N/A	7.06	N/A	8.71	N/A
Bloomberg U.S. Aggregate Bond Index	(10.35)	(10.29)	N/A	0.88	N/A	1.54	N/A
Bloomberg U.S. TIPS Index (Series-L)	(8.92)	(5.14)	N/A	3.21	N/A	1.73	N/A
FTSE EPRA Nareit Developed Index	(20.71)	(13.44)	N/A	1.95	N/A	4.69	N/A
MSCI ACWI ex USA IMI Index	(19.08)	(19.86)	N/A	2.50	N/A	5.01	N/A
Russell 1000® Index	(20.94)	(13.04)	N/A	11.00	N/A	12.82	N/A
Russell 2000® Index	(23.43)	(25.20)	N/A	5.17	N/A	9.35	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.

(b)

LifePath Dynamic 2055 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors expecting to retire or begin withdrawing assets around the year 2055. Effective November 7, 2016, the LifePath Dynamic Fund changed its investment strategy to (i) incorporate a Global Tactical Asset Allocation into its glidepath, (ii) increase the flexibility of its equity allocations and (iii) diversify its fixed-income strategies. Performance for the periods shown between December 14, 2015 and November 7, 2016 is based on the prior investment strategy. Effective December 14, 2015, the LifePath Dynamic Fund changed its investment strategy to (i) incorporate a dynamic glidepath and (ii) invest directly in securities and derivatives, as well as in underlying funds. Performance for the periods shown prior to December 14, 2015 is based on the prior investment strategy. Effective November 28, 2014, the Fund changed its glide path and target asset allocation to target higher levels of equity exposure for the LifePath Dynamic Fund throughout the glide path. Performance for the periods shown prior to November 28, 2014 is based on the prior glide path and target asset allocation.

(c)

The LifePath Dynamic Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2055 Fund Custom Benchmark”) comprised of the indexes indicated above, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Dynamic Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

20	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of June 30, 2022 (continued)	BlackRock LifePath® Dynamic 2055 Fund

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets

Equity Funds	85.5%
Money Market Funds	12.3
Fixed-Income Funds	1.3
Other Assets Less Liabilities	0.9

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

Diversified Equity Master Portfolio	52.1%
International Tilts Master Portfolio	13.3
BlackRock Cash Funds: Treasury, SL Agency Shares	12.3
BlackRock Advantage Emerging Markets Fund, Class K	10.7
iShares MSCI EAFE Small-Cap ETF	4.8
iShares Developed Real Estate Index Fund, Class K	4.6
iShares Core U.S. Aggregate Bond ETF	0.6
Advantage CoreAlpha Bond Master Portfolio	0.2
iShares TIPS Bond ETF	0.2
Master Total Return Portfolio	0.2

F U N D S U M M A R Y	21

Fund Summary as of June 30, 2022	BlackRock LifePath® Dynamic 2060 Fund

Investment Objective

The investment objective of BlackRock LifePath® Dynamic 2060 Fund (“LifePath Dynamic 2060 Fund” or the “LifePath Dynamic Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Dynamic 2060 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath Dynamic Fund’s custom benchmark consists of the following:

Period	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	Bloomberg Commodity Index	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index

07/01/17 to 06/30/18	1.0%	N/A	0.0%	16.2%	31.9%	49.8%	1.1%
07/01/18 to 06/30/19	0.9	0.1%	N/A	7.6	38.2	50.8	2.4
07/01/19 to 06/30/20	0.9	0.1	N/A	4.8	40.5	52.4	1.3
07/01/20 to 06/30/21	0.9	0.1	N/A	4.8	39.5	53.7	1.0
07/01/21 to 06/30/22	1.10	0.10	N/A	4.80	37.10	55.90	1.00

See “About Fund Performance” for descriptions of the indexes.

Performance

		Average Annual Total Returns(a)(b)

		1 Year		5 Years		Since Inception(c)

	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge

Institutional	(20.41)%	(16.65)%	N/A	6.61%	N/A	6.66%	N/A
Investor A	(20.51)	(16.87)	(21.23)%	6.34	5.20%	6.39	5.27%
Investor C	(20.82)	(17.57)	(18.32)	5.50	5.50	5.56	5.56
Class K	(20.35)	(16.48)	N/A	6.83	N/A	6.88	N/A
Class R	(20.59)	(17.06)	N/A	6.13	N/A	6.18	N/A

LifePath Dynamic 2060 Fund Custom Benchmark(d)	(20.14)	(15.86)	N/A	7.06	N/A	7.06	N/A
Bloomberg U.S. Aggregate Bond Index	(10.35)	(10.29)	N/A	0.88	N/A	0.84	N/A
Bloomberg U.S. TIPS Index (Series-L)	(8.92)	(5.14)	N/A	3.21	N/A	2.96	N/A
FTSE EPRA Nareit Developed Index	(20.71)	(13.44)	N/A	1.95	N/A	2.07	N/A
MSCI ACWI ex USA IMI Index	(19.08)	(19.86)	N/A	2.50	N/A	2.52	N/A
Russell 1000® Index	(20.94)	(13.04)	N/A	11.00	N/A	10.96	N/A
Russell 2000® Index	(23.43)	(25.20)	N/A	5.17	N/A	5.78	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.

(b)

LifePath Dynamic 2060 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2060. LifePath Dynamic 2060 Fund’s returns prior to March 31, 2018 are the returns of LifePath Dynamic 2060 Fund when its assets could be allocated to underlying funds that invest primarily in commodities.

(c)	The LifePath Dynamic Fund commenced operations on May 31, 2017.
(d)

The LifePath Dynamic Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2060 Fund Custom Benchmark”) comprised of the indexes indicated above, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Dynamic Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

22	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of June 30, 2022 (continued)	BlackRock LifePath® Dynamic 2060 Fund

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets

Equity Funds	83.0%
Money Market Funds	19.0
Fixed-Income Funds	1.2
Liabilities in Excess of Other Assets	(3.2)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

Diversified Equity Master Portfolio	48.5%
BlackRock Cash Funds: Treasury, SL Agency Shares	15.3
International Tilts Master Portfolio	11.7
BlackRock Advantage Emerging Markets Fund, Class K	10.9
iShares Developed Real Estate Index Fund, Class K	4.5
iShares MSCI EAFE Small-Cap ETF	3.9
BlackRock Cash Funds: Institutional, SL Agency Shares	3.7
iShares MSCI Canada ETF	2.7
iShares Russell 2000 ETF	0.8
iShares Core U.S. Aggregate Bond ETF	0.8

F U N D S U M M A R Y	23

Fund Summary as of June 30, 2022	BlackRock LifePath® Dynamic 2065 Fund

Investment Objective

The investment objective of BlackRock LifePath® Dynamic 2065 Fund (“LifePath Dynamic 2065 Fund” or the “LifePath Dynamic Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Dynamic 2065 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath Dynamic Fund’s custom benchmark consists of the following:

Period(a)	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index

10/31/19 to 06/30/20	1.00%	0.00%	4.80%	40.50%	52.40%	1.30%
07/01/20 to 06/30/21	1.00	0.00	4.79	39.52	53.72	0.97
07/01/21 to 06/30/22	1.20	0.00	4.80	37.10	55.90	1.00

(a)	The LifePath Dynamic Fund commenced operations on October 30, 2019.
See “About Fund Performance” for descriptions of the indexes.

Performance

		Average Annual Total Returns(a)(b)

		1 Year		Since Inception(c)

	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge

Institutional	(20.40)%	(16.59)%	N/A	4.75%	N/A
Investor A	(20.57)	(16.88)	(21.24)%	4.46	2.37%
Investor C	(20.83)	(17.44)	(18.19)	3.70	3.70
Class K	(20.30)	(16.38)	N/A	5.01	N/A
Class R	(20.61)	(17.04)	N/A	4.25	N/A

LifePath Dynamic 2065 Fund Custom Benchmark(d)	(20.15)	(15.87)	N/A	5.54	N/A
Bloomberg U.S. Aggregate Bond Index	(10.35)	(10.29)	N/A	(1.79)	N/A
Bloomberg U.S. TIPS Index (Series-L)	(8.92)	(5.14)	N/A	3.02	N/A
FTSE EPRA Nareit Developed Index	(20.71)	(13.44)	N/A	(3.69)	N/A
MSCI ACWI ex USA IMI Index	(19.08)	(19.86)	N/A	1.12	N/A
Russell 1000® Index	(20.94)	(13.04)	N/A	9.92	N/A
Russell 2000® Index	(23.43)	(25.20)	N/A	4.43	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.

(b)

LifePath Dynamic 2065 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2065.

(c)	The LifePath Dynamic Fund commenced operations on October 30, 2019.
(d)

The LifePath Dynamic Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2065 Fund Custom Benchmark”) comprised of the indexes indicated above, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Dynamic Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

24	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of June 30, 2022 (continued)	BlackRock LifePath® Dynamic 2065 Fund

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets

Equity Funds	90.0%
Money Market Funds	12.7
Fixed-Income Funds	1.4
Liabilities in Excess of Other Assets	(4.1)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

Diversified Equity Master Portfolio	50.1%
International Tilts Master Portfolio	13.6
BlackRock Advantage Emerging Markets Fund, Class K	10.7
BlackRock Cash Funds: Treasury, SL Agency Shares	8.6
iShares MSCI EAFE Small-Cap ETF	6.9
iShares Developed Real Estate Index Fund, Class K	4.8
BlackRock Cash Funds: Institutional, SL Agency Shares	4.1
iShares MSCI Canada ETF	3.0
iShares Russell 2000 ETF	0.9
iShares Core U.S. Aggregate Bond ETF	0.8

F U N D S U M M A R Y	25

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.

Class R Shares are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain employer-sponsored retirement plans.

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the LifePath Dynamic Funds’ investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on LifePath Dynamic Fund distributions or the redemption of LifePath Dynamic Fund shares. Figures shown in the performance tables assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Fund Advisors (“BFA” or the “Manager”) and BlackRock Advisors, LLC (“BAL” or the “Administrator”), LifePath Dynamic Funds’ Manager and Administrator respectively, have contractually and/or voluntarily agreed to waive and/or reimburse a portion of each LifePath Dynamic Fund’s expenses. Without such waivers and/or reimbursements, each LifePath Dynamic Fund’s performance would have been lower. With respect to each LifePath Dynamic Fund’s voluntary waivers, if any, the Manager and Administrator are under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waivers may be reduced or discontinued at any time. With respect to each LifePath Dynamic Fund’s contractual waivers, if any, the Manager and the Administrator are under no obligation to continue waiving and/or reimbursing their fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.

The LifePath Dynamic Funds’ custom benchmarks are hypothetical representations of the performance of the respective LifePath Dynamic Fund’s asset classes according to their weightings as of the most recent quarter-end. The weightings of the various indexes that are included in the LifePath Dynamic Funds’ custom benchmarks are adjusted quarterly to reflect the LifePath Dynamic Funds’ changing asset allocations over time. As of June 30, 2022, the following indexes are used to calculate the LifePath Dynamic Funds’ custom benchmarks: Bloomberg U.S. Aggregate Bond Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index.

The Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) is an unmanaged index that measures the performance of the inflation-protected public obligations of the U.S. Treasury. The FTSE EPRA Nareit Developed Index is a global market capitalization weighted index composed of listed real estate securities from developed market countries in North America, Europe, and Asia. The MSCI ACWI ex USA IMI Index is a free float-adjusted market capitalization weighted index that measures the equity market performance of the developed (excluding the U.S.) and emerging investable market universe. The Russell 1000® Index is an index that measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The Index represents approximately 93% of the U.S. market. The Russell 2000® Index is an index that measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

Disclosure of Expenses

Shareholders of each LifePath Dynamic Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense

26	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Disclosure of Expenses (continued)

examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each LifePath Dynamic Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their LifePath Dynamic Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a LifePath Dynamic Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these LifePath Dynamic Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

	Actual			Hypothetical 5% Return
	Beginning Account Value (01/01/22)	Ending Account Value (06/30/22)	Expenses Paid During the Period (a)	Beginning Account Value (01/01/22)	Ending Account Value (06/30/22)	Expenses Paid During the Period (a)	Annualized Expense Ratio

LifePath Dynamic Retirement Fund
Institutional	$ 1,000.00	$ 852.80	$ 2.43	$ 1,000.00	$ 1,022.17	$ 2.66	0.53%
Investor A	1,000.00	850.80	3.58	1,000.00	1,020.93	3.91	0.78
Investor C	1,000.00	848.60	7.01	1,000.00	1,017.21	7.65	1.53
Class K	1,000.00	854.00	1.29	1,000.00	1,023.41	1.40	0.28
Class R	1,000.00	850.70	4.50	1,000.00	1,019.93	4.91	0.98
LifePath Dynamic 2025 Fund
Institutional	1,000.00	847.60	2.34	1,000.00	1,022.27	2.56	0.51
Investor A	1,000.00	846.40	3.48	1,000.00	1,021.03	3.81	0.76
Investor C	1,000.00	843.40	6.90	1,000.00	1,017.31	7.55	1.51
Class K	1,000.00	849.00	1.19	1,000.00	1,023.51	1.30	0.26
Class R	1,000.00	846.00	4.39	1,000.00	1,020.03	4.81	0.96
LifePath Dynamic 2030 Fund
Institutional	1,000.00	835.60	2.28	1,000.00	1,022.32	2.51	0.50
Investor A	1,000.00	834.50	3.41	1,000.00	1,021.08	3.76	0.75
Investor C	1,000.00	831.30	6.81	1,000.00	1,017.36	7.50	1.50
Class K	1,000.00	836.90	1.14	1,000.00	1,023.55	1.25	0.25
Class R	1,000.00	834.00	4.32	1,000.00	1,020.08	4.76	0.95
LifePath Dynamic 2035 Fund
Institutional	1,000.00	826.10	2.26	1,000.00	1,022.32	2.51	0.50
Investor A	1,000.00	825.00	3.39	1,000.00	1,021.08	3.76	0.75
Investor C	1,000.00	822.20	6.78	1,000.00	1,017.36	7.50	1.50
Class K	1,000.00	827.30	1.13	1,000.00	1,023.55	1.25	0.25
Class R	1,000.00	824.40	4.30	1,000.00	1,020.08	4.76	0.95
LifePath Dynamic 2040 Fund
Institutional	1,000.00	814.30	2.20	1,000.00	1,022.36	2.46	0.49
Investor A	1,000.00	813.00	3.33	1,000.00	1,021.12	3.71	0.74
Investor C	1,000.00	810.10	6.69	1,000.00	1,017.41	7.45	1.49
Class K	1,000.00	815.10	1.08	1,000.00	1,023.60	1.20	0.24
Class R	1,000.00	812.40	4.22	1,000.00	1,020.13	4.71	0.94
LifePath Dynamic 2045 Fund
Institutional	1,000.00	805.50	2.19	1,000.00	1,022.36	2.46	0.49
Investor A	1,000.00	804.50	3.31	1,000.00	1,021.12	3.71	0.74
Investor C	1,000.00	801.50	6.66	1,000.00	1,017.41	7.45	1.49
Class K	1,000.00	806.40	1.07	1,000.00	1,023.60	1.20	0.24
Class R	1,000.00	803.60	4.20	1,000.00	1,020.13	4.71	0.94
LifePath Dynamic 2050 Fund
Institutional	1,000.00	796.40	2.32	1,000.00	1,022.22	2.61	0.52
Investor A	1,000.00	795.30	3.43	1,000.00	1,020.98	3.86	0.77
Investor C	1,000.00	792.60	6.76	1,000.00	1,017.26	7.60	1.52
Class K	1,000.00	797.50	1.20	1,000.00	1,023.46	1.35	0.27
Class R	1,000.00	794.70	4.32	1,000.00	1,019.98	4.86	0.97
LifePath Dynamic 2055 Fund
Institutional	1,000.00	795.10	2.31	1,000.00	1,022.22	2.61	0.52
Investor A	1,000.00	794.50	3.43	1,000.00	1,020.98	3.86	0.77
Investor C	1,000.00	791.30	6.75	1,000.00	1,017.26	7.60	1.52
Class K	1,000.00	796.30	1.20	1,000.00	1,023.46	1.35	0.27
Class R	1,000.00	793.70	4.31	1,000.00	1,019.98	4.86	0.97
LifePath Dynamic 2060 Fund
Institutional	1,000.00	795.90	2.32	1,000.00	1,022.22	2.61	0.52
Investor A	1,000.00	794.90	3.43	1,000.00	1,020.98	3.86	0.77
Investor C	1,000.00	791.80	6.75	1,000.00	1,017.26	7.60	1.52
Class K	1,000.00	796.50	1.20	1,000.00	1,023.46	1.35	0.27
Class R	1,000.00	794.10	4.31	1,000.00	1,019.98	4.86	0.97
LifePath Dynamic 2065 Fund
Institutional	1,000.00	796.00	2.23	1,000.00	1,022.32	2.51	0.50

D I S C L O S U R E O F E X P E N S E S	27

Disclosure of Expenses (continued)

	Actual			Hypothetical 5% Return

	Beginning Account Value (01/01/22)	Ending Account Value (06/30/22)	Expenses Paid During the Period (a)	Beginning Account Value (01/01/22)	Ending Account Value (06/30/22)	Expenses Paid During the Period (a)	Annualized Expense Ratio

Investor A	$ 1,000.00	$ 794.30	$ 3.34	$1,000.00	$ 1,021.08	$ 3.76	0.75%
Investor C	1,000.00	791.70	6.66	1,000.00	1,017.36	7.50	1.50
Class K	1,000.00	797.00	1.11	1,000.00	1,023.55	1.25	0.25
Class R	1,000.00	793.90	4.23	1,000.00	1,020.08	4.76	0.95

(a)

For each class of the LifePath Dynamic Funds, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

28	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Derivative Financial Instruments

The LifePath Dynamic Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The LifePath Dynamic Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a LifePath Dynamic Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The LifePath Dynamic Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

D E R I V A T I V E F I N A N C I A L I N S T R U M E N T S	29

Schedule of Investments (unaudited) June 30, 2022	BlackRock LifePath® Dynamic Retirement Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 39.9%
BlackRock Advantage Emerging Markets Fund, Class K	950,868	$9,128,333
BlackRock Tactical Opportunities Fund, Class K	950,769	13,111,113
Diversified Equity Master Portfolio	$50,247,835	50,247,835
International Tilts Master Portfolio	$12,977,294	12,977,294
iShares Developed Real Estate Index Fund, Class K	567,670	5,381,510
iShares MSCI EAFE Small-Cap ETF(b)	89,072	4,862,440

		95,708,525

Fixed-Income Funds — 58.5%
Advantage CoreAlpha Bond Master Portfolio	$45,152,301	45,152,301
iShares Core U.S. Aggregate Bond ETF(b)	384,917	39,138,361
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	39,978	4,398,779
iShares TIPS Bond ETF(b)	171,664	19,554,246
Master Total Return Portfolio	$32,160,348	32,160,348

		140,404,035

Security	Shares	Value

Money Market Funds — 11.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.64%(c)(d)	25,581,807	$ 25,579,249
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.38%(c)	1,986,569	1,986,569

		27,565,818

Total Investments — 109.9% (Cost: $206,903,267)		263,678,378

Liabilities in Excess of Other Assets — (9.9)%		(23,850,921)

Net Assets — 100.0%		$ 239,827,457

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the LifePath Dynamic Fund during the six months ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares/ Investment Value Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds

Advantage CoreAlpha Bond Master Portfolio	$55,070,280	$—		$(3,057,163	)(a)	$(2,871,155)	$(3,989,661)	$45,152,301	$45,152,301	$537,896		$—
BlackRock Advantage Emerging Markets Fund, Class K	11,776,496	—		(531,300)		7,103	(2,123,966)	9,128,333	950,868	—		—
BlackRock Cash Funds: Institutional, SL Agency Shares	7,813,537	17,783,863	(b)	—		(17,542)	(609)	25,579,249	25,581,807	23,508	(c)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,135,736	—		(2,149,167	)(b)	—	—	1,986,569	1,986,569	4,064		—
BlackRock Tactical Opportunities Fund, Class K	16,072,201	—		(2,683,405)		14,863	(292,546)	13,111,113	950,769	—		—
Diversified Equity Master Portfolio	69,392,534	—		(4,993,996	)(a)(b)	(239,478)	(13,911,225)	50,247,835	$50,247,835	357,271		—
International Tilts Master Portfolio	16,178,960	321,396	(a)(b)	—		(671,148)	(2,851,914)	12,977,294	$12,977,294	321,396		—
iShares Core U.S. Aggregate Bond ETF	47,008,033	3,492,068		(6,320,063)		(740,639)	(4,301,038)	39,138,361	384,917	344,318		—
iShares Developed Real Estate Index Fund, Class K	7,152,836	21,658		(390,323)		20,115	(1,422,776)	5,381,510	567,670	21,657		—
iShares iBoxx $ Investment Grade Corporate Bond ETF	5,297,885	—		—		—	(899,106)	4,398,779	39,978	51,157		—
iShares MSCI EAFE Small-Cap ETF	6,510,272	—		—		—	(1,647,832)	4,862,440	89,072	100,204		—
iShares TIPS Bond ETF	24,067,634	710,003		(2,516,544)		183,078	(2,889,925)	19,554,246	171,664	662,433		—
Master Total Return Portfolio	39,411,367	—		(2,522,176	)(a)(b)	(1,390,726)	(3,338,117)	32,160,348	$32,160,348	256,736		—

						$(5,705,529)	$(37,668,715)	$263,678,378		$2,680,640		$—

(a)	Inclusive of income and expense allocated from the Master Portfolio.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

30	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock LifePath® Dynamic Retirement Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
IBEX 35 Index	14	07/15/22	$1,184	$(15,215)
TOPIX Index	53	09/08/22	7,308	(295,845)
S&P/TSE 60 Index	16	09/15/22	2,840	(232,330)
FTSE 100 Index	29	09/16/22	2,520	(42,863)
FTSE/MIB Index	9	09/16/22	1,002	(28,904)
MSCI EAFE Index	23	09/16/22	2,135	(39,689)
Russell 2000 E-Mini Index	81	09/16/22	6,917	(578,112)
S&P 500 Micro E-Mini Index	12	09/16/22	227	208
10-Year U.S. Treasury Note	33	09/21/22	3,906	(11,806)

				(1,244,556)

Short Contracts
S&P 500 E-Mini Index	13	09/16/22	2,463	148,138
Ultra U.S. Treasury Bond	30	09/21/22	4,630	76,120
5-Year U.S. Treasury Note	150	09/30/22	16,819	140,955

				365,213

				$(879,343)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	39,886	EUR	37,000	Deutsche Bank AG	09/21/22	$896
USD	54,760	JPY	7,129,000	Bank of America N.A.	09/21/22	1,930
USD	575,946	JPY	74,750,000	Bank of America N.A.	09/21/22	22,006

						24,832

CAD	3,504,169	USD	2,784,507	Deutsche Bank AG	09/21/22	(61,792)
JPY	54,590,000	USD	419,322	Bank of America N.A.	09/21/22	(14,779)
USD	239,046	CAD	309,000	Bank of America N.A.	09/21/22	(1,044)

						(77,615)

						$(52,783)

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock LifePath® Dynamic Retirement Fund

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$148,346	$—	$217,075	$—	$365,421
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	24,832	—	—	24,832

	$—	$—	$148,346	$24,832	$217,075	$—	$390,253

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$1,232,958	$—	$11,806	$—	$1,244,764
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	77,615	—	—	77,615

	$—	$—	$1,232,958	$77,615	$11,806	$—	$1,322,379

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended June 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$(286,783)	$—	$(114,164)	$—	$(400,947)
Forward foreign currency exchange contracts	—	—	—	(282,148)	—	—	(282,148)

	$—	$—	$(286,783)	$(282,148)	$(114,164)	$—	$(683,095)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(1,472,907)	$—	$231,722	$—	$(1,241,185)
Forward foreign currency exchange contracts	—	—	—	(151,530)	—	—	(151,530)

	$—	$—	$(1,472,907)	$(151,530)	$231,722	$—	$(1,392,715)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$33,669,746
Average notional value of contracts — short	$29,176,088
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$8,597,453
Average amounts sold — in USD	$10,932,029

For more information about the LifePath Dynamic Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

32	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock LifePath® Dynamic Retirement Fund

Derivative Financial Instruments — Offsetting as of Period End

The LifePath Dynamic Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments
Futures contracts	$82,975	$476,773
Forward foreign currency exchange contracts	24,832	77,615

Total derivative assets and liabilities in the Statements of Assets and Liabilities	107,807	554,388

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(82,975)	(476,773)

Total derivative assets and liabilities subject to an MNA	$24,832	$77,615

The following table presents the LifePath Dynamic Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pledged) by the LifePath Dynamic Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets	(b)(c)

Bank of America N.A.	$23,936	$(15,823)	$—	$—	$8,113
Deutsche Bank AG	896	(896)	—	—	—

	$24,832	$(16,719)	$—	$—	$8,113

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities	(b)(d)

Bank of America N.A.	$15,823	$(15,823)	$—	$—	$—
Deutsche Bank AG	61,792	(896)	—	—	60,896

	$77,615	$(16,719)	$—	$—	$60,896

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount represents the net amount payable due to counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Dynamic Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Dynamic Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Dynamic Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$32,483,396	$—	$—	$32,483,396
Fixed-Income Funds	63,091,386	—	—	63,091,386
Money Market Funds	27,565,818	—	—	27,565,818

	$123,140,600	$—	$—	123,140,600

Investments Valued at NAV(a)				140,537,778

				$263,678,378

Derivative Financial Instruments(b)
Assets
Equity Contracts	$148,346	$—	$—	$148,346

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock LifePath® Dynamic Retirement Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Assets (continued)
Foreign Currency Exchange Contracts	$—	$24,832	$—	$24,832
Interest Rate Contracts	217,075	—	—	217,075
Liabilities
Equity Contracts	(850,131)	(382,827)	—	(1,232,958)
Foreign Currency Exchange Contracts	—	(77,615)	—	(77,615)
Interest Rate Contracts	(11,806)	—	—	(11,806)

	$(496,516)	$(435,610)	$—	$(932,126)

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

34	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) June 30, 2022	BlackRock LifePath® Dynamic 2025 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 48.5%
BlackRock Advantage Emerging Markets Fund, Class K	470,219	$4,514,101
BlackRock Tactical Opportunities Fund, Class K	361,222	4,981,250
Diversified Equity Master Portfolio	$24,275,310	24,275,310
International Tilts Master Portfolio	$7,242,564	7,242,564
iShares Developed Real Estate Index Fund, Class K	214,448	2,032,969
iShares MSCI EAFE Small-Cap ETF	47,862	2,612,787

		45,658,981

Fixed-Income Funds — 48.1%
Advantage CoreAlpha Bond Master Portfolio	$13,889,805	13,889,805
iShares Core U.S. Aggregate Bond ETF	129,079	13,124,753
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	10,259	1,128,798
iShares TIPS Bond ETF(b)	63,518	7,235,335
Master Total Return Portfolio	$9,950,374	9,950,374

		45,329,065

Security	Shares	Value

Money Market Funds — 12.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.64%(c)(d)	8,527,696	$ 8,526,843
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.38%(c)	3,009,525	3,009,525

		11,536,368

Total Investments — 108.8% (Cost: $106,592,379)		102,524,414

Liabilities in Excess of Other Assets — (8.8)%		(8,272,335)

Net Assets — 100.0%		$ 94,252,079

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the LifePath Dynamic Fund during the six months ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares/ Investment Value Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds
Advantage CoreAlpha Bond Master Portfolio	$16,890,298	$—		$(884,580	)(a)(b)	$(897,536)	$(1,218,377)	$13,889,805	$13,889,805	$166,829		$—
BlackRock Advantage Emerging Markets Fund, Class K	5,962,749	465,275		(838,270)		(102,856)	(972,797)	4,514,101	470,219	—		—
BlackRock Cash Funds: Institutional, SL Agency Shares	5,472,571	3,060,937	(a)	—		(6,705)	40	8,526,843	8,527,696	7,397	(c)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,272,517	—		(1,262,992	)(a)	—	—	3,009,525	3,009,525	7,357		—
BlackRock Tactical Opportunities Fund, Class K	5,969,512	—		(886,309)		(3,531)	(98,422)	4,981,250	361,222	—		—
Diversified Equity Master Portfolio	33,067,999	—		(1,989,596	)(a)(b)	(119,453)	(6,683,640)	24,275,310	$24,275,310	171,580		—
International Tilts Master Portfolio	9,029,397	179,347	(a)(b)	—		(374,559)	(1,591,621)	7,242,564	$7,242,564	179,348		—
iShares Core U.S. Aggregate Bond ETF	14,468,538	1,056,872		(836,882)		(64,598)	(1,499,177)	13,124,753	129,079	108,913		—
iShares Developed Real Estate Index Fund, Class K	2,723,889	8,177		(169,128)		8,321	(538,290)	2,032,969	214,448	8,181		—
iShares iBoxx $ Investment Grade
Corporate Bond ETF	1,359,523	—		—		—	(230,725)	1,128,798	10,259	13,128		—
iShares MSCI EAFE Small-Cap ETF	3,498,234	—		—		—	(885,447)	2,612,787	47,862	53,843		—
iShares TIPS Bond ETF	8,664,023	741,546		(1,157,497)		(42,851)	(969,886)	7,235,335	63,518	249,411		—
Master Total Return Portfolio	11,677,402	—		(257,362	)(a)(b)	(429,066)	(1,040,600)	9,950,374	$9,950,374	88,511		—

						$(2,032,834)	$(15,728,942)	$102,524,414		$1,054,498		$—

(a)	Represents net amount purchased (sold).
(b)	Inclusive of income and expense allocated from the Master Portfolio.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock LifePath® Dynamic 2025 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
IBEX 35 Index	5	07/15/22	$423	$(5,434)
TOPIX Index	21	09/08/22	2,896	(117,577)
S&P/TSE 60 Index	7	09/15/22	1,243	(101,634)
FTSE 100 Index	12	09/16/22	1,043	(17,667)
FTSE/MIB Index	4	09/16/22	446	(12,843)
Russell 2000 E-Mini Index	33	09/16/22	2,818	(235,527)
10-Year U.S. Treasury Note	50	09/21/22	5,918	(47,344)

				(538,026)

Short Contracts
S&P 500 E-Mini Index	5	09/16/22	947	56,976
S&P 500 Micro E-Mini Index	28	09/16/22	531	18,371
Ultra U.S. Treasury Bond	11	09/21/22	1,698	26,028
5-Year U.S. Treasury Note	59	09/30/22	6,615	55,484

				156,859

				$(381,167)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	14,020	EUR	13,000	Bank of America N.A.	09/21/22	$321

CAD	1,757,518	USD	1,396,571	Deutsche Bank AG	09/21/22	(30,992)
JPY	3,359,000	USD	25,802	Bank of America N.A.	09/21/22	(909)
USD	112,948	CAD	146,000	Bank of America N.A.	09/21/22	(493)

						(32,394)

						$(32,073)

36	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock LifePath® Dynamic 2025 Fund

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$75,347	$—	$81,512	$—	$156,859
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	321	—	—	321

	$—	$—	$75,347	$321	$81,512	$—	$157,180

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$490,682	$—	$47,344	$—	$538,026
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	32,394	—	—	32,394

	$—	$—	$490,682	$32,394	$47,344	$—	$570,420

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended June 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$1,262	$—	$(332,285)	$—	$(331,023)
Forward foreign currency exchange contracts	—	—	—	(104,549)	—	—	(104,549)

	$—	$—	$1,262	$(104,549)	$(332,285)	$—	$(435,572)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(545,822)	$—	$18,207	$—	$(527,615)
Forward foreign currency exchange contracts	—	—	—	(72,690)	—	—	(72,690)

	$—	$—	$(545,822)	$(72,690)	$18,207	$—	$(600,305)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$16,971,853
Average notional value of contracts — short	$11,564,864
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$3,230,642
Average amounts sold — in USD	$4,562,189

For more information about the LifePath Dynamic Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock LifePath® Dynamic 2025 Fund

Derivative Financial Instruments — Offsetting as of Period End

The LifePath Dynamic Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments
Futures contracts	$54,570	$184,343
Forward foreign currency exchange contracts	321	32,394

Total derivative assets and liabilities in the Statements of Assets and Liabilities	54,891	216,737

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(54,570)	(184,343)

Total derivative assets and liabilities subject to an MNA	$321	$32,394

The following table presents the LifePath Dynamic Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pledged) by the LifePath Dynamic Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	(a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets

Bank of America N.A.	$321	$(321)		$—	$—	$—

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities	(b)(c)

Bank of America N.A.	$1,402	$(321)	$—	$—	$1,081
Deutsche Bank AG	30,992	—	—	—	30,992

	$32,394	$(321)	$—	$—	$32,073

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)	Net amount represents the net amount payable due to counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Dynamic Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Dynamic Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Dynamic Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$14,141,107	$—	$—	$14,141,107
Fixed-Income Funds	21,488,886	—	—	21,488,886
Money Market Funds	11,536,368	—	—	11,536,368

	$47,166,361	$—	$—	47,166,361

Investments Valued at NAV(a)				55,358,053

				$102,524,414

Derivative Financial Instruments(b)
Assets
Equity Contracts	$75,347	$—	$—	$75,347
Foreign Currency Exchange Contracts	—	321	—	321
Interest Rate Contracts	81,512	—	—	81,512
Liabilities
Equity Contracts	(337,161)	(153,521)	—	(490,682)

38	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock LifePath® Dynamic 2025 Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Liabilities (continued)
Foreign Currency Exchange Contracts	$—	$(32,394)	$—	$(32,394)
Interest Rate Contracts	(47,344)	—	—	(47,344)

	$(227,646)	$(185,594)	$—	$(413,240)

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) June 30, 2022	BlackRock LifePath® Dynamic 2030 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 59.0%
BlackRock Advantage Emerging Markets Fund, Class K	1,759,768	$16,893,773
BlackRock Tactical Opportunities Fund, Class K	1,051,235	14,496,527
Diversified Equity Master Portfolio	$87,980,593	87,980,593
International Tilts Master Portfolio	$27,382,469	27,382,469
iShares Developed Real Estate Index Fund, Class K	800,271	7,586,576
iShares MSCI EAFE Small-Cap ETF(b)	186,594	10,186,166

		164,526,104

Fixed-Income Funds — 35.8%
Advantage CoreAlpha Bond Master Portfolio	$29,620,575	29,620,575
iShares Core U.S. Aggregate Bond ETF	265,863	27,032,950
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	24,056	2,646,882
iShares TIPS Bond ETF(b)	163,127	18,581,796
Master Total Return Portfolio	$21,915,734	21,915,734

		99,797,937

Security	Shares	Value

Money Market Funds — 5.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.64%(c)(d)	2,742,977	$2,742,703
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.38%(c)	12,914,429	12,914,429

		15,657,132

Total Investments — 100.4% (Cost: $287,092,910)		279,981,173

Liabilities in Excess of Other Assets — (0.4)%		(1,009,373)

Net Assets — 100.0%		$278,971,800

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the LifePath Dynamic Fund during the six months ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares/ Investment Value Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds
Advantage CoreAlpha Bond Master Portfolio	$35,607,173	$—		$(1,602,179	)(a)(b)	$(1,836,333)	$(2,548,086)	$29,620,575	$29,620,575	$343,098		$—
BlackRock Advantage Emerging Markets Fund, Class K	21,379,944	1,286,918		(1,857,364)		(45,505)	(3,870,220)	16,893,773	1,759,768	—		—
BlackRock Cash Funds: Institutional, SL Agency Shares	19,322,309	—		(16,565,183	)(a)	(14,661)	238	2,742,703	2,742,977	15,807	(c)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,201,970	6,712,459	(a)	—		—	—	12,914,429	12,914,429	20,543		—
BlackRock Tactical Opportunities Fund, Class K	17,749,006	—		(2,945,866)		(29,924)	(276,689)	14,496,527	1,051,235	—		—
Diversified Equity Master Portfolio	116,363,571	—		(3,980,804	)(a)(b)	(461,490)	(23,940,684)	87,980,593	$87,980,593	613,962		—
International Tilts Master Portfolio	34,138,077	678,110	(a)(b)	—		(1,416,142)	(6,017,576)	27,382,469	$27,382,469	678,110		—
iShares Core U.S. Aggregate Bond ETF	30,329,651	—		—		—	(3,296,701)	27,032,950	265,863	225,820		—
iShares Developed Real Estate Index Fund, Class K	10,114,689	30,532		(581,117)		30,135	(2,007,663)	7,586,576	800,271	30,531		—
iShares iBoxx $ Investment Grade Corporate Bond ETF	3,187,901	—		—		—	(541,019)	2,646,882	24,056	30,783		—
iShares MSCI EAFE Small-Cap ETF	13,638,155	—		—		—	(3,451,989)	10,186,166	186,594	209,913		—
iShares TIPS Bond ETF	21,841,777	2,073,530		(2,795,449)		(38,132)	(2,499,930)	18,581,796	163,127	624,412		—
Master Total Return Portfolio	25,389,129	—		(472,015	)(a)(b)	(853,691)	(2,147,689)	21,915,734	$21,915,734	180,379		—

						$(4,665,743)	$(50,598,008)	$279,981,173		$2,973,358		$—

(a)	Represents net amount purchased (sold).
(b)	Inclusive of income and expense allocated from the Master Portfolio.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

40	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock LifePath® Dynamic 2030 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
IBEX 35 Index	16	07/15/22	$1,353	$(17,389)
TOPIX Index	60	09/08/22	8,273	(335,406)
S&P/TSE 60 Index	29	09/15/22	5,148	(421,054)
FTSE 100 Index	32	09/16/22	2,781	(47,257)
FTSE/MIB Index	10	09/16/22	1,114	(32,121)
Russell 2000 E-Mini Index	75	09/16/22	6,405	(535,289)
S&P 500 Micro E-Mini Index	132	09/16/22	2,501	(150,595)
10-Year U.S. Treasury Note	135	09/21/22	15,979	(126,920)

				(1,666,031)

Short Contracts
MSCI EAFE Index	12	09/16/22	1,114	37,841
S&P 500 E-Mini Index	14	09/16/22	2,653	159,533
Ultra U.S. Treasury Bond	33	09/21/22	5,093	83,732
5-Year U.S. Treasury Note	178	09/30/22	19,958	160,658

				441,764

				$(1,224,267)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	45,277	EUR	42,000	Deutsche Bank AG	09/21/22	$1,018
USD	61,997	JPY	8,071,000	Bank of America N.A.	09/21/22	2,186

						3,204

CAD	6,445,116	USD	5,121,462	Deutsche Bank AG	09/21/22	(113,651)
USD	383,112	CAD	495,000	Bank of America N.A.	09/21/22	(1,500)

						(115,151)

						$(111,947)

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock LifePath® Dynamic 2030 Fund

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$197,374	$—	$244,390	$—	$441,764
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	3,204	—	—	3,204

	$—	$—	$197,374	$3,204	$244,390	$—	$444,968

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$1,539,111	$—	$126,920	$—	$1,666,031
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	115,151	—	—	115,151

	$—	$—	$1,539,111	$115,151	$126,920	$—	$1,781,182

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended June 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$221,274	$—	$(269,426)	$—	$(48,152)
Forward foreign currency exchange contracts	—	—	—	(293,340)	—	—	(293,340)

	$—	$—	$221,274	$(293,340)	$(269,426)	$—	$(341,492)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(1,734,672)	$—	$107,788	$—	$(1,626,884)
Forward foreign currency exchange contracts	—	—	—	(179,542)	—	—	(179,542)

	$—	$—	$(1,734,672)	$(179,542)	$107,788	$—	$(1,806,426)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$46,375,034
Average notional value of contracts — short	$32,708,614
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$11,072,853
Average amounts sold — in USD	$15,918,442

For more information about the LifePath Dynamic Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

42	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock LifePath® Dynamic 2030 Fund

Derivative Financial Instruments — Offsetting as of Period End

The LifePath Dynamic Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments
Futures contracts	$141,711	$558,953
Forward foreign currency exchange contracts	3,204	115,151

Total derivative assets and liabilities in the Statements of Assets and Liabilities	144,915	674,104

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(141,711)	(558,953)

Total derivative assets and liabilities subject to an MNA	$3,204	$115,151

The following table presents the LifePath Dynamic Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pledged) by the LifePath Dynamic Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	(a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets	(b)(c)

Bank of America N.A.	$2,186	$(1,500)		$—	$—	$686
Deutsche Bank AG	1,018	(1,018)		—	—	—

	$3,204	$(2,518)		$—	$—	$686

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	(a)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities	(b)(d)

Bank of America N.A.	$1,500	$(1,500)		$—	$—	$—
Deutsche Bank AG	113,651	(1,018)		—	—	112,633

	$115,151	$(2,518)		$—	$—	$112,633

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount represents the net amount payable due to counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Dynamic Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Dynamic Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Dynamic Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$49,163,042	$—	$—	$49,163,042
Fixed-Income Funds	48,261,628	—	—	48,261,628
Money Market Funds	15,657,132	—	—	15,657,132

	$113,081,802	$—	$—	113,081,802

Investments Valued at NAV(a)				166,899,371

				$279,981,173

Derivative Financial Instruments(b)
Assets
Equity Contracts	$197,374	$—	$—	$197,374

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock LifePath® Dynamic 2030 Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Assets (continued)
Foreign Currency Exchange Contracts	$—	$3,204	$—	$3,204
Interest Rate Contracts	244,390	—	—	244,390
Liabilities
Equity Contracts	(1,106,938)	(432,173)	—	(1,539,111)
Foreign Currency Exchange Contracts	—	(115,151)	—	(115,151)
Interest Rate Contracts	(126,920)	—	—	(126,920)

	$(792,094)	$(544,120)	$—	$(1,336,214)

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

44	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) June 30, 2022	BlackRock LifePath® Dynamic 2035 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 68.3%
BlackRock Advantage Emerging Markets Fund, Class K	934,123	$8,967,576
BlackRock Tactical Opportunities Fund, Class K	470,050	6,481,985
Diversified Equity Master Portfolio	$45,661,693	45,661,693
International Tilts Master Portfolio	$13,291,717	13,291,717
iShares Developed Real Estate Index Fund, Class K	422,837	4,008,497
iShares MSCI EAFE Small-Cap ETF	90,015	4,913,919

		83,325,387

Fixed-Income Funds — 24.3%
Advantage CoreAlpha Bond Master Portfolio	$8,814,242	8,814,242
iShares Core U.S. Aggregate Bond ETF(b)	72,920	7,414,506
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	6,913	760,637
iShares TIPS Bond ETF(b)	56,510	6,437,054
Master Total Return Portfolio	$6,211,458	6,211,458

		29,637,897

Security	Shares	Value

Money Market Funds — 12.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.64%(c)(d)	7,522,459	$7,521,707
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.38%(c)	8,060,040	8,060,040

		15,581,747

Total Investments — 105.4% (Cost: $133,299,047)		128,545,031

Liabilities in Excess of Other Assets — (5.4)%		(6,541,277)

Net Assets — 100.0%		$122,003,754

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the LifePath Dynamic Fund during the six months ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares/ Investment Value Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds

Advantage CoreAlpha Bond Master Portfolio	$9,268,834	$771,140	(a)(b)	$—	$(514,960)	$(710,772)	$8,814,242	$8,814,242	$96,412		$—
BlackRock Advantage Emerging Markets Fund, Class K	11,148,347	843,333		(976,844)	(168,701)	(1,878,559)	8,967,576	934,123	—		—
BlackRock Cash Funds: Institutional, SL Agency Shares	2,730,475	4,794,555	(a)	—	(3,323)	—	7,521,707	7,522,459	5,183	(c)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,179,482	1,880,558	(a)	—	—	—	8,060,040	8,060,040	13,801		—
BlackRock Tactical Opportunities Fund, Class K	6,960,939	—		(352,791)	(3,756)	(122,407)	6,481,985	470,050	—		—
Diversified Equity Master Portfolio	57,118,326	969,195	(a)(b)	—	(266,364)	(12,159,464)	45,661,693	$45,661,693	311,220		—
International Tilts Master Portfolio	16,570,955	329,164	(a)(b)	—	(687,411)	(2,920,991)	13,291,717	$13,291,717	329,164		—
iShares Core U.S. Aggregate Bond ETF	7,862,964	452,202		—	—	(900,660)	7,414,506	72,920	61,937		—
iShares Developed Real Estate Index Fund, Class K	5,057,687	473,429		(504,716)	(4,138)	(1,013,765)	4,008,497	422,837	16,059		—
iShares iBoxx $ Investment Grade Corporate Bond ETF	916,111	—		—	—	(155,474)	760,637	6,913	8,846		—
iShares MSCI EAFE Small-Cap ETF	6,579,196	—		—	—	(1,665,277)	4,913,919	90,015	101,264		—
iShares TIPS Bond ETF	7,541,533	503,179		(731,080)	(27,629)	(848,949)	6,437,054	56,510	215,502		—
Master Total Return Portfolio	6,463,902	607,913	(a)(b)	—	(247,357)	(613,000)	6,211,458	$6,211,458	51,700		—

					$(1,923,639)	$(22,989,318)	$128,545,031		$1,211,088		$—

(a)	Represents net amount purchased (sold).
(b)	Inclusive of income and expense allocated from the Master Portfolio.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock LifePath® Dynamic 2035 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
IBEX 35 Index	6	07/15/22	$507	$(6,521)
TOPIX Index	27	09/08/22	3,723	(150,714)
S&P/TSE 60 Index	15	09/15/22	2,663	(217,786)
FTSE 100 Index	15	09/16/22	1,304	(22,219)
FTSE/MIB Index	4	09/16/22	446	(12,843)
MSCI EAFE Index	15	09/16/22	1,392	(50,092)
Russell 2000 E-Mini Index	26	09/16/22	2,220	(185,567)
S&P 500 Micro E-Mini Index	117	09/16/22	2,217	(133,482)
10-Year U.S. Treasury Note	55	09/21/22	6,510	(22,958)

				(802,182)

Short Contracts
S&P 500 E-Mini Index	6	09/16/22	1,137	51,100
Ultra U.S. Treasury Bond	14	09/21/22	2,161	35,523
5-Year U.S. Treasury Note	77	09/30/22	8,634	72,158

				158,781

				$(643,401)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	203,751	EUR	189,000	Bank of America N.A.	09/21/22	$4,587

CAD	3,394,099	USD	2,697,042	Deutsche Bank AG	09/21/22	(59,851)
JPY	4,319,000	USD	33,176	Bank of America N.A.	09/21/22	(1,169)
USD	154,793	CAD	200,000	Bank of America N.A.	09/21/22	(606)

						(61,626)

						$(57,039)

46	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock LifePath® Dynamic 2035 Fund

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$51,100	$—	$107,681	$—	$158,781
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	4,587	—	—	4,587

	$—	$—	$51,100	$4,587	$107,681	$—	$163,368

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$779,224	$—	$22,958	$—	$802,182
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	61,626	—	—	61,626

	$—	$—	$779,224	$61,626	$22,958	$—	$863,808

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended June 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$(221,752)	$—	$301	$—	$(221,451)
Forward foreign currency exchange contracts	—	—	—	(108,735)	—	—	(108,735)

	$—	$—	$(221,752)	$(108,735)	$301	$—	$(330,186)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(930,130)	$—	$84,778	$—	$(845,352)
Forward foreign currency exchange contracts	—	—	—	(90,494)	—	—	(90,494)

	$—	$—	$(930,130)	$(90,494)	$84,778	$—	$(935,846)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$21,253,481
Average notional value of contracts — short	$12,580,998
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$4,856,567
Average amounts sold — in USD	$7,291,824

For more information about the LifePath Dynamic Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock LifePath® Dynamic 2035 Fund

Derivative Financial Instruments — Offsetting as of Period End

The LifePath Dynamic Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments
Futures contracts	$55,931	$261,259
Forward foreign currency exchange contracts	4,587	61,626

Total derivative assets and liabilities in the Statements of Assets and Liabilities	60,518	322,885

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(55,931)	(261,259)

Total derivative assets and liabilities subject to an MNA	$4,587	$61,626

The following table presents the LifePath Dynamic Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pledged) by the LifePath Dynamic Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets	(b)(c)

Bank of America N.A.	$4,587	$(1,775)	$—	$—	$2,812

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities	(b)(d)

Bank of America N.A.	$1,775	$(1,775)	$—	$—	$—
Deutsche Bank AG	59,851	—	—	—	59,851

	$61,626	$(1,775)	$—	$—	$59,851

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount represents the net amount payable due to counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Dynamic Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Dynamic Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Dynamic Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$24,371,977	$—	$—	$24,371,977
Fixed-Income Funds	14,612,197	—	—	14,612,197
Money Market Funds	15,581,747	—	—	15,581,747

	$54,565,921	$—	$—	54,565,921

Investments Valued at NAV(a)				73,979,110

				$128,545,031

Derivative Financial Instruments(b)
Assets
Equity Contracts	$51,100	$—	$—	$51,100
Foreign Currency Exchange Contracts	—	4,587	—	4,587
Interest Rate Contracts	107,681	—	—	107,681
Liabilities
Equity Contracts	(586,927)	(192,297)	—	(779,224)

48	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock LifePath® Dynamic 2035 Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Liabilities (continued)
Foreign Currency Exchange Contracts	$—	$(61,626)	$—	$(61,626)
Interest Rate Contracts	(22,958)	—	—	(22,958)

	$(451,104)	$(249,336)	$—	$(700,440)

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) June 30, 2022	BlackRock LifePath® Dynamic 2040 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 82.1%
BlackRock Advantage Emerging Markets Fund, Class K	2,260,443	$21,700,255
BlackRock Tactical Opportunities Fund, Class K	1,054,568	14,542,492
Diversified Equity Master Portfolio	$111,724,958	111,724,958
International Tilts Master Portfolio	$33,626,580	33,626,580
iShares Developed Real Estate Index Fund, Class K	1,013,966	9,612,394
iShares MSCI EAFE Small-Cap ETF	222,764	12,160,687

		203,367,366

Fixed-Income Funds — 14.5%
Advantage CoreAlpha Bond Master Portfolio	$9,726,042	9,726,042
iShares Core U.S. Aggregate Bond ETF(b)	79,653	8,099,117
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	11,267	1,239,708
iShares TIPS Bond ETF(b)	84,151	9,585,640
Master Total Return Portfolio	$7,208,421	7,208,421

		35,858,928

Security	Shares	Value

Money Market Funds — 5.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.64%(c)(d)	6,470,662	$ 6,470,015
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.38%(c)	6,597,238	6,597,238

		13,067,253

Total Investments — 101.9% (Cost: $239,999,967)		252,293,547

Liabilities in Excess of Other Assets — (1.9)%		(4,720,517)

Net Assets — 100.0%		$ 247,573,030

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the LifePath Dynamic Fund during the six months ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares/ Investment Value Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds

Advantage CoreAlpha Bond Master Portfolio	$11,010,625	$112,622	(a)(b)	$—		$(603,469)	$(793,736)	$9,726,042	$9,726,042	$112,623		$—
BlackRock Advantage Emerging Markets Fund, Class K	27,271,662	1,633,849		(2,125,396)		(305,584)	(4,774,276)	21,700,255	2,260,443	—		—
BlackRock Cash Funds: Institutional, SL Agency Shares	2,808,483	3,665,993	(a)	—		(4,460)	(1)	6,470,015	6,470,662	8,608	(c)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	8,643,640	—		(2,046,402	)(a)	—	—	6,597,238	6,597,238	14,676		—
BlackRock Tactical Opportunities Fund, Class K	14,827,225	—		—		—	(284,733)	14,542,492	1,054,568	—		—
Diversified Equity Master Portfolio	137,197,917	4,743,881	(a)(b)	—		(672,752)	(29,544,088)	111,724,958	$111,724,958	755,713		—
International Tilts Master Portfolio	41,922,691	832,740	(a)(b)	—		(1,739,078)	(7,389,773)	33,626,580	$33,626,580	832,740		—
iShares Core U.S. Aggregate Bond ETF	9,086,814	—		—		—	(987,697)	8,099,117	79,653	67,656		—
iShares Developed Real Estate Index Fund, Class K	12,510,663	981,172		(1,397,375)		(7,529)	(2,474,537)	9,612,394	1,013,966	39,467		—
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,493,103	—		—		—	(253,395)	1,239,708	11,267	14,418		—
iShares MSCI EAFE Small-Cap ETF	16,281,821	—		—		—	(4,121,134)	12,160,687	222,764	250,603		—
iShares TIPS Bond ETF	10,785,358	1,372,230		(1,256,100)		(51,406)	(1,264,442)	9,585,640	84,151	322,505		—
Master Total Return Portfolio	8,151,206	60,077	(a)(b)	—		(287,170)	(715,692)	7,208,421	$7,208,421	60,077		—

						$(3,671,448)	$(52,603,504)	$252,293,547		$2,479,086		$—

(a)	Represents net amount purchased (sold).
(b)	Inclusive of income and expense allocated from the Master Portfolio.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

50	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock LifePath® Dynamic 2040 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
IBEX 35 Index	14	07/15/22	$1,184	$(15,215)
TOPIX Index	55	09/08/22	7,584	(308,519)
S&P/TSE 60 Index	36	09/15/22	6,391	(522,609)
FTSE 100 Index	28	09/16/22	2,433	(41,277)
FTSE/MIB Index	9	09/16/22	1,002	(28,904)
MSCI EAFE Index	16	09/16/22	1,485	(53,432)
Russell 2000 E-Mini Index	36	09/16/22	3,074	(256,939)
S&P 500 Micro E-Mini Index	96	09/16/22	1,819	(109,524)
10-Year U.S. Treasury Note	79	09/21/22	9,350	(89,157)

				(1,425,576)

Short Contracts
S&P 500 E-Mini Index	13	09/16/22	2,463	148,138
Ultra U.S. Treasury Bond	31	09/21/22	4,785	78,658
5-Year U.S. Treasury Note	157	09/30/22	17,604	137,395

				364,191

				$(1,061,385)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	39,888	EUR	37,000	Bank of America N.A.	09/21/22	$898
USD	56,828	JPY	7,398,000	Bank of America N.A.	09/21/22	2,004

						2,902

CAD	367,000	USD	291,628	Deutsche Bank AG	09/21/22	(6,472)
CAD	8,279,945	USD	6,579,468	Deutsche Bank AG	09/21/22	(146,006)
USD	347,510	CAD	449,000	Bank of America N.A.	09/21/22	(1,360)
USD	451,747	CAD	582,000	Bank of America N.A.	09/21/22	(463)

						(154,301)

						$(151,399)

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock LifePath® Dynamic 2040 Fund

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$148,138	$—	$216,053	$—	$364,191
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	2,902	—	—	2,902

	$—	$—	$148,138	$2,902	$216,053	$—	$367,093

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$1,336,419	$—	$89,157	$—	$1,425,576
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	154,301	—	—	154,301

	$—	$—	$1,336,419	$154,301	$89,157	$—	$1,579,877

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended June 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$(647,703)	$—	$690,225	$—	$42,522
Forward foreign currency exchange contracts	—	—	—	(238,486)	—	—	(238,486)

	$—	$—	$(647,703)	$(238,486)	$690,225	$—	$(195,964)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(1,594,876)	$—	$143,396	$—	$(1,451,480)
Forward foreign currency exchange contracts	—	—	—	(234,439)	—	—	(234,439)

	$—	$—	$(1,594,876)	$(234,439)	$143,396	$—	$(1,685,919)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$38,834,096
Average notional value of contracts — short	$25,517,547
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$10,172,359
Average amounts sold — in USD	$16,679,033

For more information about the LifePath Dynamic Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

52	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock LifePath® Dynamic 2040 Fund

Derivative Financial Instruments — Offsetting as of Period End

The LifePath Dynamic Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments
Futures contracts	$87,294	$519,395
Forward foreign currency exchange contracts	2,902	154,301

Total derivative assets and liabilities in the Statements of Assets and Liabilities	90,196	673,696

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(87,294)	(519,395)

Total derivative assets and liabilities subject to an MNA	$2,902	$154,301

The following table presents the LifePath Dynamic Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pledged) by the LifePath Dynamic Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets	(b)(c)

Bank of America N.A.	$2,902	$(1,823)	$—	$—	$1,079

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities	(b)(d)

Bank of America N.A.	$1,823	$(1,823)	$—	$—	$—
Deutsche Bank AG	152,478	—	—	—	152,478

	$154,301	$(1,823)	$—	$—	$152,478

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount represents the net amount payable due to counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Dynamic Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Dynamic Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Dynamic Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$58,015,828	$—	$—	$58,015,828
Fixed-Income Funds	18,924,465	—	—	18,924,465
Money Market Funds	13,067,253	—	—	13,067,253

	$90,007,546	$—	$—	90,007,546

Investments Valued at NAV(a)				162,286,001

				$252,293,547

Derivative Financial Instruments(b)
Assets
Equity Contracts	$148,138	$—	$—	$148,138
Foreign Currency Exchange Contracts	—	2,902	—	2,902
Interest Rate Contracts	216,053	—	—	216,053
Liabilities
Equity Contracts	(942,504)	(393,915)	—	(1,336,419)

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock LifePath® Dynamic 2040 Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Liabilities (continued)
Foreign Currency Exchange Contracts	$—	$(154,301)	$—	$(154,301)
Interest Rate Contracts	(89,157)	—	—	(89,157)

	$(667,470)	$(545,314)	$—	$(1,212,784)

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

54	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) June 30, 2022	BlackRock LifePath® Dynamic 2045 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 86.7%
BlackRock Advantage Emerging Markets Fund, Class K	1,026,518	$9,854,575
BlackRock Tactical Opportunities Fund, Class K	394,145	5,435,255
Diversified Equity Master Portfolio	$50,105,143	50,105,143
International Tilts Master Portfolio	$13,925,184	13,925,184
iShares Developed Real Estate Index Fund, Class K	461,201	4,372,181
iShares MSCI EAFE Small-Cap ETF	92,136	5,029,704

		88,722,042

Fixed-Income Funds — 5.6%
Advantage CoreAlpha Bond Master Portfolio	$1,370,651	1,370,651
iShares Core U.S. Aggregate Bond ETF(b)	9,972	1,013,953
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	2,347	258,240
iShares TIPS Bond ETF	18,686	2,128,522
Master Total Return Portfolio	$931,608	931,608

		5,702,974

Security	Shares	Value

Money Market Funds — 8.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.64%(c)(d)	1,292,018	$1,291,889
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.38%(c)	7,076,021	7,076,021

		8,367,910

Total Investments — 100.5% (Cost: $107,527,905)		102,792,926
Liabilities in Excess of Other Assets — (0.5)%		(463,825)

Net Assets — 100.0%		$102,329,101

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the LifePath Dynamic Fund during the six months ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares/ Investment Value Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds
Advantage CoreAlpha Bond Master Portfolio	$1,551,682	$15,821	(a)(b)	$—		$(85,042)	$(111,810)	$1,370,651	$1,370,651	$15,821		$—
BlackRock Advantage Emerging Markets Fund, Class K	12,207,963	938,520		(1,032,623)		(192,950)	(2,066,335)	9,854,575	1,026,518	—		—
BlackRock Cash Funds: Institutional, SL Agency Shares	8,373,082	—		(7,078,245	)(a)	(3,417)	469	1,291,889	1,292,018	2,971	(c)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,338,716	3,737,305	(a)	—		—	—	7,076,021	7,076,021	11,809		—
BlackRock Tactical Opportunities Fund, Class K	5,541,674	—		—		—	(106,419)	5,435,255	394,145	—		—
Diversified Equity Master Portfolio	60,217,695	3,343,104	(a)(b)	—		(312,458)	(13,143,198)	50,105,143	$50,105,143	335,947		—
International Tilts Master Portfolio	17,360,706	344,859	(a)(b)	—		(720,154)	(3,060,227)	13,925,184	$13,925,184	344,858		—
iShares Core U.S. Aggregate Bond ETF	1,137,606	—		—		—	(123,653)	1,013,953	9,972	8,470		—
iShares Developed Real Estate Index Fund, Class K	5,426,822	553,732		(500,979)		(5,727)	(1,101,667)	4,372,181	461,201	17,541		—
iShares iBoxx $ Investment Grade Corporate Bond ETF	311,024	—		—		—	(52,784)	258,240	2,347	3,003		—
iShares MSCI EAFE Small-Cap ETF	6,734,220	—		—		—	(1,704,516)	5,029,704	92,136	103,651		—
iShares TIPS Bond ETF	2,197,692	215,410		—		—	(284,580)	2,128,522	18,686	70,461		—
Master Total Return Portfolio	1,053,452	7,765	(a)(b)	—		(37,113)	(92,496)	931,608	$931,608	7,765		—

						$(1,356,861)	$(21,847,216)	$102,792,926		$922,297		$—

(a)	Represents net amount purchased (sold).
(b)	Inclusive of income and expense allocated from the Master Portfolio.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock LifePath® Dynamic 2045 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
IBEX 35 Index	5	07/15/22	$423	$(5,434)
TOPIX Index	23	09/08/22	3,171	(128,902)
S&P/TSE 60 Index	15	09/15/22	2,663	(217,750)
FTSE 100 Index	12	09/16/22	1,043	(17,667)
FTSE/MIB Index	4	09/16/22	446	(12,843)
MSCI EAFE Index	37	09/16/22	3,435	(96,717)
Russell 2000 E-Mini Index	11	09/16/22	939	(78,509)
S&P 500 Micro E-Mini Index	132	09/16/22	2,501	(125,296)
10-Year U.S. Treasury Note	24	09/21/22	2,841	(27,086)

				(710,204)

Short Contracts
S&P 500 E-Mini Index	5	09/16/22	947	56,976
Ultra U.S. Treasury Bond	12	09/21/22	1,852	30,448
5-Year U.S. Treasury Note	25	09/30/22	2,803	22,512

				109,936

				$(600,268)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	163,864	EUR	152,000	Bank of America N.A.	09/21/22	$3,689

CAD	165,000	USD	131,050	Deutsche Bank AG	09/21/22	(2,846)
CAD	3,868,994	USD	3,074,407	Deutsche Bank AG	09/21/22	(68,225)
JPY	3,679,000	USD	28,260	Bank of America N.A.	09/21/22	(996)
USD	157,115	CAD	203,000	Bank of America N.A.	09/21/22	(615)
USD	204,140	CAD	263,000	Bank of America N.A.	09/21/22	(209)

						(72,891)

						$(69,202)

56	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock LifePath® Dynamic 2045 Fund

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$56,976	$—	$52,960	$—	$109,936
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	3,689	—	—	3,689

	$—	$—	$56,976	$3,689	$52,960	$—	$113,625

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$683,118	$—	$27,086	$—	$710,204
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	72,891	—	—	72,891

	$—	$—	$683,118	$72,891	$27,086	$—	$783,095

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended June 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$(418,648)	$—	$65,015	$—	$(353,633)
Forward foreign currency exchange contracts	—	—	—	(89,896)	—	—	(89,896)

	$—	$—	$(418,648)	$(89,896)	$65,015	$—	$(443,529)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(807,613)	$—	$38,448	$—	$(769,165)
Forward foreign currency exchange contracts	—	—	—	(104,736)	—	—	(104,736)

	$—	$—	$(807,613)	$(104,736)	$38,448	$—	$(873,901)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$18,667,832
Average notional value of contracts — short	$5,976,145
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$4,200,570
Average amounts sold — in USD	$7,076,805

For more information about the LifePath Dynamic Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock LifePath® Dynamic 2045 Fund

Derivative Financial Instruments — Offsetting as of Period End

The LifePath Dynamic Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments
Futures contracts	$28,187	$214,698
Forward foreign currency exchange contracts	3,689	72,891

Total derivative assets and liabilities in the Statements of Assets and Liabilities	31,876	287,589

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(28,187)	(214,698)

Total derivative assets and liabilities subject to an MNA	$3,689	$72,891

The following table presents the LifePath Dynamic Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pledged) by the LifePath Dynamic Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	(a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets	(b)(c)

Bank of America N.A.	$3,689	$(1,820)		$—	$—	$1,869

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	(a)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities	(b)(d)

Bank of America N.A.	$1,820	$(1,820)		$—	$—	$—
Deutsche Bank AG	71,071	—		—	—	71,071

	$72,891	$(1,820)		$—	$—	$71,071

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount represents the net amount payable due to counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Dynamic Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Dynamic Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Dynamic Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$24,691,715	$—	$—	$24,691,715
Fixed-Income Funds	3,400,715	—	—	3,400,715
Money Market Funds	8,367,910	—	—	8,367,910

	$36,460,340	$—	$—	36,460,340

Investments Valued at NAV(a)				66,332,586

				$102,792,926

Derivative Financial Instruments(b)
Assets
Equity Contracts	$56,976	$—	$—	$56,976
Foreign Currency Exchange Contracts	—	3,689	—	3,689
Interest Rate Contracts	52,960	—	—	52,960
Liabilities
Equity Contracts	(518,272)	(164,846)	—	(683,118)

58	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock LifePath® Dynamic 2045 Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Liabilities (continued)
Foreign Currency Exchange Contracts	$—	$(72,891)	$—	$(72,891)
Interest Rate Contracts	(27,086)	—	—	(27,086)

	$ (435,422)	$(234,048)	$—	$(669,470)

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) June 30, 2022	BlackRock LifePath® Dynamic 2050 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 88.1%
BlackRock Advantage Emerging Markets Fund, Class K	1,542,812	$14,810,993
Diversified Equity Master Portfolio	$75,403,712	75,403,712
International Tilts Master Portfolio	$20,808,064	20,808,064
iShares Developed Real Estate Index Fund, Class K	688,855	6,530,345
iShares MSCI EAFE Small-Cap ETF	140,886	7,690,967

		125,244,081

Fixed-Income Funds — 2.3%
Advantage CoreAlpha Bond Master Portfolio	$554,156	554,156
iShares Core U.S. Aggregate Bond ETF	11,490	1,168,303
iShares iBoxx $Investment Grade Corporate Bond ETF(b)	2,373	261,101
iShares TIPS Bond ETF	7,991	910,255
Master Total Return Portfolio	$413,629	413,629

		3,307,444

Security	Shares	Value

Money Market Funds — 9.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.64%(c)(d)	265,449	$265,422
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.38%(c)	12,883,905	12,883,905

		13,149,327

Total Investments — 99.6% (Cost: $132,735,767)		141,700,852

Other Assets Less Liabilities — 0.4%		542,184

Net Assets — 100.0%		$142,243,036

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the LifePath Dynamic Fund during the six months ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares/ Investment Value Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds

Advantage CoreAlpha Bond Master Portfolio	$627,347	$6,379	(a)(b)	$—		$(34,391)	$(45,179)	$554,156	$554,156	$6,379		$—
BlackRock Advantage Emerging Markets Fund, Class K	18,575,551	1,956,379		(2,288,139)		(459,748)	(2,973,050)	14,810,993	1,542,812	—		—
BlackRock Cash Funds: Institutional, SL Agency Shares	320,339	—		(52,860	)(a)	(2,062)	5	265,422	265,449	2,852	(c)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,214,291	2,669,614	(a)	—		—	—	12,883,905	12,883,905	23,965		—
Diversified Equity Master Portfolio	92,923,674	2,897,473	(a)(b)	—		(451,352)	(19,966,083)	75,403,712	$75,403,712	510,791		—
International Tilts Master Portfolio	25,941,682	515,299	(a)(b)	—		(1,076,144)	(4,572,773)	20,808,064	$20,808,064	515,298		—
iShares Core U.S. Aggregate Bond ETF	1,310,779	—		—		—	(142,476)	1,168,303	11,490	9,759		—
iShares Developed Real Estate Index Fund, Class K	8,365,119	641,498		(809,113)		(3,587)	(1,663,572)	6,530,345	688,855	26,242		—
iShares iBoxx $ Investment Grade Corporate Bond ETF	314,470	—		—		—	(53,369)	261,101	2,373	3,037		—
iShares MSCI EAFE Small-Cap ETF	10,297,358	—		—		—	(2,606,391)	7,690,967	140,886	158,493		—
iShares TIPS Bond ETF	1,032,437	—		—		—	(122,182)	910,255	7,991	30,132		—
Master Total Return Portfolio	467,731	3,447	(a)(b)	—		(16,479)	(41,070)	413,629	$413,629	3,447		—

						$(2,043,763)	$(32,186,140)	$141,700,852		$1,290,395		$—

(a)	Represents net amount purchased (sold).
(b)	Inclusive of income and expense allocated from the Master Portfolio.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

60	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock LifePath® Dynamic 2050 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
IBEX Mini Index	84	07/15/22	$710	$2,223
S&P/TSE 60 Index	24	09/15/22	4,260	(348,407)
FTSE 100 Index	16	09/16/22	1,390	(23,787)
Mini FTSE/MIB Index	30	09/16/22	668	(15,258)
MSCI EAFE Index	43	09/16/22	3,992	(143,598)
Russell 2000 E-Mini Index	17	09/16/22	1,452	(121,332)
S&P 500 Micro E-Mini Index	79	09/16/22	1,497	(46,717)

				(696,876)

Short Contracts
Mini TPX Index	99	09/08/22	1,365	55,821

				$(641,055)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	222,075	EUR	206,000	Deutsche Bank AG	09/21/22	$4,996

CAD	5,755,444	USD	4,573,431	Deutsche Bank AG	09/21/22	(101,490)
USD	259,161	CAD	335,000	Bank of America N.A.	09/21/22	(1,132)

						(102,622)

						$(97,626)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$58,044	$—	$—	$—	$58,044
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	4,996	—	—	4,996

	$—	$—	$58,044	$4,996	$—	$—	$63,040

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$699,099	$—	$—	$—	$699,099
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	102,622	—	—	102,622

	$—	$—	$699,099	$102,622	$—	$—	$801,721

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock LifePath® Dynamic 2050 Fund

For the period ended June 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$(1,116,228)	$—	$—	$—	$(1,116,228)
Forward foreign currency exchange contracts	—	—	—	(151,923)	—	—	(151,923)

	$—	$—	$(1,116,228)	$(151,923)	$—	$—	$(1,268,151)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(809,742)	$—	$—	$—	$(809,742)
Forward foreign currency exchange contracts	—	—	—	(150,314)	—	—	(150,314)

	$—	$—	$(809,742)	$(150,314)	$—	$—	$(960,056)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$15,016,440
Average notional value of contracts — short	$1,466,272
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$5,744,735
Average amounts sold — in USD	$10,208,470

For more information about the LifePath Dynamic Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The LifePath Dynamic Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments
Futures contracts	$10,308	$123,564
Forward foreign currency exchange contracts	4,996	102,622

Total derivative assets and liabilities in the Statements of Assets and Liabilities	15,304	226,186

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(10,308)	(123,564)

Total derivative assets and liabilities subject to an MNA	$4,996	$102,622

The following table presents the LifePath Dynamic Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pledged) by the LifePath Dynamic Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	(a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets

Deutsche Bank AG	$4,996	$(4,996)		$—	$—	$—

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	(a)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities	(b)(c)

Bank of America N.A.	$1,132	$—		$—	$—	$1,132
Deutsche Bank AG	101,490	(4,996)		—	—	96,494

	$102,622	$(4,996)		$—	$—	$97,626

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)	Net amount represents the net amount payable due to counterparty in the event of default.

62	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock LifePath® Dynamic 2050 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Dynamic Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Dynamic Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Dynamic Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$29,032,305	$—	$—	$29,032,305
Fixed-Income Funds	2,339,659	—	—	2,339,659
Money Market Funds	13,149,327	—	—	13,149,327

	$44,521,291	$—	$—	44,521,291

Investments Valued at NAV(a)				97,179,561

				$141,700,852

Derivative Financial Instruments(b)
Assets
Equity Contracts	$—	$58,044	$—	$58,044
Foreign Currency Exchange Contracts	—	4,996	—	4,996
Liabilities
Equity Contracts	(660,054)	(39,045)	—	(699,099)
Foreign Currency Exchange Contracts	—	(102,622)	—	(102,622)

	$(660,054)	$(78,627)	$—	$(738,681)

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (unaudited) June 30, 2022	BlackRock LifePath® Dynamic 2055 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 85.5%
BlackRock Advantage Emerging Markets Fund, Class K	814,319	$7,817,462
Diversified Equity Master Portfolio	$37,942,525	37,942,525
International Tilts Master Portfolio	$9,696,653	9,696,653
iShares Developed Real Estate Index Fund, Class K	352,591	3,342,567
iShares MSCI EAFE Small-Cap ETF	64,167	3,502,877

		62,302,084

Fixed-Income Funds — 1.3%
Advantage CoreAlpha Bond Master Portfolio	$178,902	178,902
iShares Core U.S. Aggregate Bond ETF	4,216	428,683
iShares iBoxx $Investment Grade Corporate Bond ETF	1,021	112,341
iShares TIPS Bond ETF	1,139	129,743
Master Total Return Portfolio	$121,001	121,001

		970,670

Security	Shares	Value

Money Market Funds — 12.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.38%(b)	8,946,558	$8,946,558

Total Investments — 99.1% (Cost: $76,327,134)		72,219,312

Other Assets Less Liabilities — 0.9%		629,480

Net Assets — 100.0%		$72,848,792

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the LifePath Dynamic Fund during the six months ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares/ Investment Value Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds

Advantage CoreAlpha Bond Master Portfolio	$202,531	$2,081	(a)(b)	$—		$(11,113)	$(14,597)	$178,902	$178,902	$2,081		$—
BlackRock Advantage Emerging Markets Fund, Class K	8,960,966	1,280,342		(685,450)		(142,991)	(1,595,405)	7,817,462	814,319	—		—
BlackRock Cash Funds: Institutional, SL Agency Shares(c)	4,934,355	—		(4,933,925	)(a)	(904)	474	—	—	966	(d)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	7,640,006	1,306,552	(a)	—		—	—	8,946,558	8,946,558	16,424		—
Diversified Equity Master Portfolio	43,149,867	4,803,313	(a)(b)	—		(256,701)	(9,753,954)	37,942,525	$37,942,525	248,847		—
International Tilts Master Portfolio	12,088,942	240,117	(a)(b)	—		(501,487)	(2,130,919)	9,696,653	$9,696,653	240,117		—
iShares Core U.S. Aggregate Bond ETF	480,961	—		—		—	(52,278)	428,683	4,216	3,581		—
iShares Developed Real Estate Index Fund, Class K	3,937,332	436,101		(191,709)		(13,945)	(825,212)	3,342,567	352,591	13,211		—
iShares iBoxx $Investment Grade Corporate Bond ETF	135,303	—		—		—	(22,962)	112,341	1,021	1,306		—
iShares MSCI EAFE Small-Cap ETF	4,689,966	—		—		—	(1,187,089)	3,502,877	64,167	72,186		—
iShares TIPS Bond ETF	147,159	—		—		—	(17,416)	129,743	1,139	4,295		—
Master Total Return Portfolio	136,828	1,006	(a)(b)	—		(4,821)	(12,012)	121,001	$121,001	1,006		—

						$(931,962)	$(15,611,370)	$72,219,312		$604,020		$—

(a)	Represents net amount purchased (sold).
(b)	Inclusive of income and expense allocated from the Master Portfolio.
(c)	As of period end, the entity is no longer held.
(d)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

64	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock LifePath® Dynamic 2055 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
IBEX Mini Index	42	07/15/22	$355	$1,170
S&P/TSE 60 Index	12	09/15/22	2,130	(174,215)
FTSE 100 Index	8	09/16/22	695	(11,905)
Mini FTSE/MIB Index	15	09/16/22	334	(7,857)
MSCI EAFE Index	41	09/16/22	3,806	(123,572)
Russell 2000 E-Mini Index	9	09/16/22	769	(64,235)
S&P 500 Micro E-Mini Index	103	09/16/22	1,952	(95,825)

				(476,439)

Short Contracts
Mini TPX Index	49	09/08/22	676	27,628

				$(448,811)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	105,645	EUR	98,000	Deutsche Bank AG	09/21/22	$2,375

CAD	2,965,734	USD	2,355,518	Deutsche Bank AG	09/21/22	(51,163)
USD	102,891	CAD	133,000	Bank of America N.A.	09/21/22	(449)

						(51,612)

						$(49,237)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$28,798	$—	$—	$—	$28,798
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	2,375	—	—	2,375

	$—	$—	$28,798	$2,375	$—	$—	$31,173

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$477,609	$—	$—	$—	$477,609
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	51,612	—	—	51,612

	$—	$—	$477,609	$51,612	$—	$—	$529,221

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock LifePath® Dynamic 2055 Fund

For the period ended June 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$(961,281)	$—	$—	$—	$(961,281)
Forward foreign currency exchange contracts	—	—	—	(74,276)	—	—	(74,276)

	$—	$—	$(961,281)	$(74,276)	$—	$—	$(1,035,557)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(574,674)	$—	$—	$—	$(574,674)
Forward foreign currency exchange contracts	—	—	—	(76,150)	—	—	(76,150)

	$—	$—	$(574,674)	$(76,150)	$—	$—	$(650,824)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$11,633,991
Average notional value of contracts — short	$725,731
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$2,768,911
Average amounts sold — in USD	$5,068,084

For more information about the LifePath Dynamic Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The LifePath Dynamic Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments
Futures contracts	$5,102	$81,452
Forward foreign currency exchange contracts	2,375	51,612

Total derivative assets and liabilities in the Statements of Assets and Liabilities	7,477	133,064

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(5,102)	(81,452)

Total derivative assets and liabilities subject to an MNA	$2,375	$51,612

The following table presents the LifePath Dynamic Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pledged) by the LifePath Dynamic Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	(a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets

Deutsche Bank AG	$2,375	$(2,375)		$—	$—	$—

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities	(b)(c)

Bank of America N.A.	$449	$—	$—	$—	$449
Deutsche Bank AG	51,163	(2,375)	—	—	48,788

	$51,612	$(2,375)	$—	$—	$49,237

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)	Net amount represents the net amount payable due to counterparty in the event of default.

66	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock LifePath® Dynamic 2055 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Dynamic Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Dynamic Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Dynamic Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$14,662,906	$—	$—	$14,662,906
Fixed-Income Funds	670,767	—	—	670,767
Money Market Funds	8,946,558	—	—	8,946,558

	$24,280,231	$—	$—	24,280,231

Investments Valued at NAV(a)				47,939,081

				$72,219,312

Derivative Financial Instruments(b)
Assets
Equity Contracts	$—	$28,798	$—	$28,798
Foreign Currency Exchange Contracts	—	2,375	—	2,375
Liabilities
Equity Contracts	(457,847)	(19,762)	—	(477,609)
Foreign Currency Exchange Contracts	—	(51,612)	—	(51,612)

	$(457,847)	$(40,201)	$—	$(498,048)

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (unaudited) June 30, 2022	BlackRock LifePath® Dynamic 2060 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 83.0%
BlackRock Advantage Emerging Markets Fund, Class K	226,401	$2,173,452
Diversified Equity Master Portfolio	$9,706,852	9,706,852
International Tilts Master Portfolio	$2,337,030	2,337,030
iShares Developed Real Estate Index Fund, Class K	94,706	897,812
iShares MSCI Canada ETF(b)	16,223	546,391
iShares MSCI EAFE Small-Cap ETF	14,186	774,414
iShares Russell 2000 ETF(b)	939	159,029

		16,594,980

Fixed-Income Funds — 1.2%
Advantage CoreAlpha Bond Master Portfolio	$39,135	39,135
iShares Core U.S. Aggregate Bond ETF	1,467	149,164
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	223	24,537
iShares TIPS Bond ETF	70	7,974
Master Total Return Portfolio	$14,527	14,527

		235,337

Security	Shares	Value

Money Market Funds — 19.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.64%(c)(d)	752,010	$751,935
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.38%(c)	3,052,671	3,052,671

		3,804,606

Total Investments — 103.2% (Cost: $22,092,340)		20,634,923
Liabilities in Excess of Other Assets — (3.2)%		(632,994)

Net Assets — 100.0%		$20,001,929

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the LifePath Dynamic Fund during the six months ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares/ Investment Value Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds

Advantage CoreAlpha Bond Master Portfolio	$44,304	$485	(a)(b)	$—	$(2,432)	$(3,222)	$39,135	$39,135	$485		$—
BlackRock Advantage Emerging Markets Fund, Class K	2,243,016	531,208		(156,077)	(36,987)	(407,708)	2,173,452	226,401	—		—
BlackRock Cash Funds: Institutional, SL Agency Shares	29,974	722,112	(a)	—	(122)	(29)	751,935	752,010	935	(c)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	985,996	2,066,675	(a)	—	—	—	3,052,671	3,052,671	4,612		—
Diversified Equity Master Portfolio	11,090,476	1,181,152	(a)(b)	—	(65,243)	(2,499,533)	9,706,852	$9,706,852	63,771		—
International Tilts Master Portfolio	2,913,606	57,856	(a)(b)	—	(120,863)	(513,569)	2,337,030	$2,337,030	57,856		—
iShares Core U.S. Aggregate Bond ETF	167,356	—		—	—	(18,192)	149,164	1,467	1,246		—
iShares Developed Real Estate Index Fund, Class K	1,009,671	179,226		(72,978)	(2,914)	(215,193)	897,812	94,706	3,426		—
iShares iBoxx $ Investment Grade Corporate Bond ETF	29,552	—		—	—	(5,015)	24,537	223	285		—
iShares MSCI Canada ETF	523,993	101,527		—	—	(79,129)	546,391	16,223	4,477		—
iShares MSCI EAFE Small-Cap ETF	1,154,822	—		(118,600)	(8,176)	(253,632)	774,414	14,186	15,959		—
iShares Russell 2000 ETF	168,172	41,400		—	—	(50,543)	159,029	939	839		—
iShares TIPS Bond ETF	9,044	—		—	—	(1,070)	7,974	70	264		—
Master Total Return Portfolio	16,426	119	(a)(b)	—	(579)	(1,439)	14,527	$14,527	119		—

					$(237,316)	$(4,048,274)	$20,634,923		$154,274		$—

(a)	Represents net amount purchased (sold).
(b)	Inclusive of income and expense allocated from the Master Portfolio.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

68	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock LifePath® Dynamic 2060 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
IBEX Mini Index	11	07/15/22	$93	$313
FTSE 100 Index	2	09/16/22	174	(3,002)
Mini FTSE/MIB Index	4	09/16/22	89	(2,526)
MSCI EAFE Index	17	09/16/22	1,578	(53,605)
Russell 2000 E-Mini Index	1	09/16/22	85	(853)
S&P 500 Micro E-Mini Index	66	09/16/22	1,251	(60,367)

				(120,040)

Short Contracts
Mini TPX Index	13	09/08/22	179	7,330

				$(112,710)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	24,789	EUR	23,000	State Street Bank and Trust Co.	09/21/22	$552

CAD	2,000	USD	1,589	Nomura International PLC	09/21/22	(35)
CAD	29,000	USD	23,043	Nomura International PLC	09/21/22	(510)

						(545)

						$7

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$7,643	$—	$—	$—	$7,643
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	552	—	—	552

	$—	$—	$7,643	$552	$—	$—	$8,195

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$120,353	$—	$—	$—	$120,353
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	545	—	—	545

	$—	$—	$120,353	$545	$—	$—	$120,898

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock LifePath® Dynamic 2060 Fund

For the period ended June 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$(275,154)	$—	$—	$—	$(275,154)
Forward foreign currency exchange contracts	—	—	—	(28,230)	—	—	(28,230)

	$—	$—	$(275,154)	$(28,230)	$—	$—	$(303,384)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(126,953)	$—	$—	$—	$(126,953)
Forward foreign currency exchange contracts	—	—	—	(226)	—	—	(226)

	$—	$—	$(126,953)	$(226)	$—	$—	$(127,179)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$3,043,968
Average notional value of contracts — short	$192,541
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$678,014
Average amounts sold — in USD	$683,813

For more information about the LifePath Dynamic Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The LifePath Dynamic Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments
Futures contracts	$1,353	$22,479
Forward foreign currency exchange contracts	552	545

Total derivative assets and liabilities in the Statements of Assets and Liabilities	1,905	23,024

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(1,353)	(22,479)

Total derivative assets and liabilities subject to an MNA	$552	$545

The following table presents the LifePath Dynamic Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pledged) by the LifePath Dynamic Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets	(a)(b)

State Street Bank and Trust Co.	$552	$—	$—	$—	$552

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities	(a)(c)

Nomura International PLC	$545	$—	$—	$—	$545

(a)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount represents the net amount payable due to counterparty in the event of default.

70	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock LifePath® Dynamic 2060 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Dynamic Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Dynamic Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Dynamic Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$4,551,098	$—	$—	$4,551,098
Fixed-Income Funds	181,675	—	—	181,675
Money Market Funds	3,804,606	—	—	3,804,606

	$8,537,379	$—	$—	8,537,379

Investments Valued at NAV(a)				12,097,544

				$20,634,923

Derivative Financial Instruments(b)
Assets
Equity Contracts	$—	$7,643	$—	$7,643
Foreign Currency Exchange Contracts	—	552	—	552
Liabilities
Equity Contracts	(114,825)	(5,528)	—	(120,353)
Foreign Currency Exchange Contracts	—	(545)	—	(545)

	$(114,825)	$2,122	$—	$(112,703)

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (unaudited) June 30, 2022	BlackRock LifePath® Dynamic 2065 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 90.0%
BlackRock Advantage Emerging Markets Fund, Class K	69,202	$664,345
Diversified Equity Master Portfolio	$3,119,470	3,119,470
International Tilts Master Portfolio	$846,348	846,348
iShares Developed Real Estate Index Fund, Class K	31,530	298,902
iShares MSCI Canada ETF(b)	5,489	184,869
iShares MSCI EAFE Small-Cap ETF	7,917	432,189
iShares Russell 2000 ETF(b)	346	58,599

		5,604,722

Fixed-Income Funds — 1.4%
Advantage CoreAlpha Bond Master Portfolio	$15,272	15,272
iShares Core U.S. Aggregate Bond ETF	509	51,755
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	85	9,353
Master Total Return Portfolio	$10,303	10,303

		86,683

Security	Shares	Value

Money Market Funds — 12.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.64%(c)(d)	252,437	$252,412
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.38%(c)	537,721	537,721

		790,133

Total Investments — 104.1% (Cost: $6,763,592)		6,481,538

Liabilities in Excess of Other Assets — (4.1)%		(253,722)

Net Assets — 100.0%		$6,227,816

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the LifePath Dynamic Fund during the six months ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares/ Investment Value Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds
Advantage CoreAlpha Bond Master Portfolio	$17,289	$184	(a)(b)	$—	$(950)	$(1,251)	$15,272	$15,272	$184		$—
BlackRock Advantage Emerging Markets Fund, Class K	770,169	131,752		(94,296)	(13,934)	(129,346)	664,345	69,202	—		—
BlackRock Cash Funds: Institutional, SL Agency Shares	11,449	241,003	(a)	—	(31)	(9)	252,412	252,437	301	(c)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	449,277	88,444	(a)	—	—	—	537,721	537,721	730		—
Diversified Equity Master Portfolio	3,713,727	240,894	(a)(b)	—	(19,731)	(815,420)	3,119,470	$3,119,470	20,836		—
International Tilts Master Portfolio	1,025,426	46,383	(a)(b)	—	(43,318)	(182,143)	846,348	$846,348	20,691		—
iShares Core U.S. Aggregate Bond ETF	58,067	—		—	—	(6,312)	51,755	509	432		—
iShares Developed Real Estate Index Fund, Class K	342,280	52,879		(25,167)	851	(71,941)	298,902	31,530	1,066		—
iShares iBoxx $ Investment Grade Corporate Bond ETF	11,264	—		—	—	(1,911)	9,353	85	109		—
iShares MSCI Canada ETF	186,462	24,206		—	—	(25,799)	184,869	5,489	1,515		—
iShares MSCI EAFE Small-Cap ETF	387,742	201,284		(38,091)	(4,960)	(113,786)	432,189	7,917	8,325		—
iShares Russell 2000 ETF	56,725	16,831		—	—	(14,957)	58,599	346	273		—
Master Total Return Portfolio	11,651	85	(a)(b)	—	(411)	(1,022)	10,303	$10,303	85		—

					$(82,484)	$(1,363,897)	$6,481,538		$54,547		$—

(a)	Represents net amount purchased (sold).
(b)	Inclusive of income and expense allocated from the Master Portfolio.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

72	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock LifePath® Dynamic 2065 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
IBEX Mini Index	3	07/15/22	$25	$119
FTSE 100 Index	1	09/16/22	87	(1,599)
Mini FTSE/MIB Index	1	09/16/22	22	(571)
MSCI EAFE Index	2	09/16/22	186	(6,679)
S&P 500 Micro E-Mini Index	16	09/16/22	303	(15,315)

				(24,045)

Short Contracts
Mini TPX Index	4	09/08/22	55	2,255

				$(21,790)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	11,108	CAD	14,000	Morgan Stanley & Co. International PLC	09/21/22	$230
USD	8,624	EUR	8,000	Goldman Sachs International	09/21/22	193

						423

CAD	4,000	USD	3,178	Goldman Sachs International	09/21/22	(70)

						$353

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$2,374	$—	$—	$—	$2,374
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	423	—	—	423

	$—	$—	$2,374	$423	$—	$—	$2,797

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$24,164	$—	$—	$—	$24,164
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	70	—	—	70

	$—	$—	$24,164	$70	$—	$—	$24,234

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock LifePath® Dynamic 2065 Fund

For the period ended June 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$(39,149)	$—	$—	$—	$(39,149)
Forward foreign currency exchange contracts	—	—	—	(4,832)	—	—	(4,832)

	$—	$—	$(39,149)	$(4,832)	$—	$—	$(43,981)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(28,238)	$—	$—	$—	$(28,238)
Forward foreign currency exchange contracts	—	—	—	407	—	—	407

	$—	$—	$(28,238)	$407	$—	$—	$(27,831)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$539,919
Average notional value of contracts — short	$7,596,714

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$205,194
Average amounts sold — in USD	$194,561

For more information about the LifePath Dynamic Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The LifePath Dynamic Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments
Futures contracts	$416	$4,946
Forward foreign currency exchange contracts	423	70

Total derivative assets and liabilities in the Statements of Assets and Liabilities	839	5,016

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(416)	(4,946)

Total derivative assets and liabilities subject to an MNA	$423	$70

The following table presents the LifePath Dynamic Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pledged) by the LifePath Dynamic Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets	(b)(c)

Goldman Sachs International	$193	$(70)	$—	$—	$123
Morgan Stanley & Co. International PLC	230	—	—	—	230

	$423	$(70)	$—	$—	$353

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	(a)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities

Goldman Sachs International	$70	$(70)		$—	$—	$—

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.

74	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock LifePath® Dynamic 2065 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Dynamic Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Dynamic Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Dynamic Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$1,638,904	$—	$—	$1,638,904
Fixed-Income Funds	61,108	—	—	61,108
Money Market Funds	790,133	—	—	790,133

	$2,490,145	$—	$—	2,490,145

Investments Valued at NAV(a)				3,991,393

				$6,481,538

Derivative Financial Instruments(b)
Assets
Equity Contracts	$—	$2,374	$—	$2,374
Foreign Currency Exchange Contracts	—	423	—	423
Liabilities
Equity Contracts	(21,994)	(2,170)	—	(24,164)
Foreign Currency Exchange Contracts	—	(70)	—	(70)

	$(21,994)	$557	$—	$(21,437)

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	75

Statements of Assets and Liabilities (unaudited)

June 30, 2022

	BlackRock LifePath® Dynamic Retirement Fund	BlackRock LifePath® Dynamic 2025 Fund	BlackRock LifePath® Dynamic 2030 Fund	BlackRock LifePath® Dynamic 2035 Fund

ASSETS
Investments, at value — affiliated(a)(b)	$263,678,378	$102,524,414	$279,981,173	$128,545,031
Cash pledged for futures contracts	1,730,000	613,000	1,902,000	933,000
Foreign currency, at value(c)	590,914	275,165	828,805	347,602
Receivables:
Securities lending income — affiliated	2,561	566	1,616	349
Capital shares sold	176,181	43,417	245,038	79,014
Dividends — affiliated	1,646	3,171	10,796	6,784
Variation margin on futures contracts	82,975	54,570	141,711	55,931
Unrealized appreciation on forward foreign currency exchange contracts	24,832	321	3,204	4,587

Total assets	266,287,487	103,514,624	283,114,343	129,972,298

LIABILITIES
Collateral on securities loaned	25,597,399	8,535,255	2,759,659	7,521,288
Payables:
Administration fees	87,567	15,926	95,082	19,990
Capital shares redeemed	95,226	438,594	501,913	46,354
Income dividend distributions	38,170	19,384	32,184	23,321
Investment advisory fees	39,396	13,403	29,120	10,039
Trustees’ and Officer’s fees	2,499	2,399	2,487	2,448
Professional fees	13,845	13,351	14,698	13,378
Service and distribution fees	31,540	7,496	33,296	8,841
Variation margin on futures contracts	476,773	184,343	558,953	261,259
Unrealized depreciation on forward foreign currency exchange contracts	77,615	32,394	115,151	61,626

Total liabilities	26,460,030	9,262,545	4,142,543	7,968,544

NET ASSETS	$239,827,457	$94,252,079	$278,971,800	$122,003,754

NET ASSETS CONSIST OF
Paid-in capital	$186,529,323	$102,118,139	$302,706,836	$130,658,566
Accumulated earnings (loss)	53,298,134	(7,866,060)	(23,735,036)	(8,654,812)

NET ASSETS	$239,827,457	$94,252,079	$278,971,800	$122,003,754

(a) Investments, at cost — affiliated	$206,903,267	$106,592,379	$287,092,910	$133,299,047
(b) Securities loaned, at value	$25,169,642	$8,364,133	$2,712,268	$7,370,547
(c) Foreign currency, at cost	$596,392	$286,029	$861,558	$359,553

76	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

June 30, 2022

	BlackRock LifePath® Dynamic Retirement Fund	BlackRock LifePath® Dynamic 2025 Fund	BlackRock LifePath® Dynamic 2030 Fund	BlackRock LifePath® Dynamic 2035 Fund

NET ASSET VALUE

Institutional

Net assets	$40,734,099	$7,960,389	$43,351,960	$9,400,096

Shares outstanding	4,420,097	657,760	3,730,803	715,039

Net asset value	$9.22	$12.10	$11.62	$13.15

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

Investor A

Net assets	$128,783,206	$19,164,172	$136,764,579	$23,298,012

Shares outstanding	16,715,017	1,600,955	12,487,814	1,781,384

Net asset value	$7.70	$11.97	$10.95	$13.08

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

Investor C

Net assets	$1,747,520	$2,270,327	$2,302,728	$3,003,308

Shares outstanding	193,177	191,204	203,898	233,189

Net asset value	$9.05	$11.87	$11.29	$12.88

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

Class K

Net assets	$63,684,778	$61,629,042	$91,891,816	$83,057,529

Shares outstanding	6,947,899	5,154,192	7,931,885	6,218,132

Net asset value	$9.17	$11.96	$11.59	$13.36

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

Class R

Net assets	$4,877,854	$3,228,149	$4,660,717	$3,244,809

Shares outstanding	536,751	270,233	408,196	248,350

Net asset value	$9.09	$11.95	$11.42	$13.07

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

F I N A N C I A L S T A T E M E N T S	77

Statements of Assets and Liabilities (unaudited) (continued)

June 30, 2022

	BlackRock LifePath® Dynamic 2040 Fund	BlackRock LifePath® Dynamic 2045 Fund	BlackRock LifePath® Dynamic 2050 Fund	BlackRock LifePath® Dynamic 2055 Fund

ASSETS
Investments, at value — affiliated(a)(b)	$252,293,547	$102,792,926	$141,700,852	$72,219,312
Cash	—	—	6,000	4,000
Cash pledged for futures contracts	1,764,000	889,000	966,000	653,000
Foreign currency, at value(c)	617,733	256,035	229,198	108,970
Receivables:
Securities lending income — affiliated	567	128	109	9
Capital shares sold	137,150	93,721	64,610	43,030
Dividends — affiliated	5,589	5,863	10,768	7,621
Variation margin on futures contracts	87,294	28,187	10,308	5,102
Unrealized appreciation on forward foreign currency exchange contracts	2,902	3,689	4,996	2,375

Total assets	254,908,782	104,069,549	142,992,841	73,043,419

LIABILITIES
Collateral on securities loaned	6,469,843	1,292,238	265,543	—
Payables:
Administration fees	85,936	14,150	40,711	10,322
Capital shares redeemed	24,892	109,624	165,495	17,034
Income dividend distributions	24,998	11,097	10,212	7,881
Investment advisory fees	10,164	3,593	10,180	5,798
Trustees’ and Officer’s fees	2,443	2,376	2,418	2,326
Professional fees	14,409	13,336	13,526	13,316
Service and distribution fees	29,371	6,445	15,534	4,886
Variation margin on futures contracts	519,395	214,698	123,564	81,452
Unrealized depreciation on forward foreign currency exchange contracts	154,301	72,891	102,622	51,612

Total liabilities	7,335,752	1,740,448	749,805	194,627

NET ASSETS	$247,573,030	$102,329,101	$142,243,036	$72,848,792

NET ASSETS CONSIST OF
Paid-in capital	$235,276,832	$110,405,628	$144,147,844	$79,816,926
Accumulated earnings (loss)	12,296,198	(8,076,527)	(1,904,808)	(6,968,134)

NET ASSETS	$247,573,030	$102,329,101	$142,243,036	$72,848,792

(a) Investments, at cost — affiliated	$239,999,967	$107,527,905	$132,735,767	$76,327,134
(b) Securities loaned, at value	$6,366,070	$1,272,193	$261,101	$—
(c) Foreign currency, at cost	$631,572	$260,004	$234,594	$110,669

78	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

June 30, 2022

	BlackRock LifePath® Dynamic 2040 Fund	BlackRock LifePath® Dynamic 2045 Fund	BlackRock LifePath® Dynamic 2050 Fund	BlackRock LifePath® Dynamic 2055 Fund

NET ASSET VALUE

Institutional
Net assets	$41,675,117	$5,556,353	$15,503,021	$5,619,314

Shares outstanding	2,877,669	392,754	858,937	378,598

Net asset value	$14.48	$14.15	$18.05	$14.84

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

Investor A
Net assets	$120,997,138	$18,267,777	$62,230,155	$14,911,978

Shares outstanding	9,639,744	1,295,610	3,466,719	1,011,242

Net asset value	$12.55	$14.10	$17.95	$14.75

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

Investor C
Net assets	$2,107,467	$1,607,273	$1,618,472	$1,137,337

Shares outstanding	149,457	116,303	91,971	78,640

Net asset value	$14.10	$13.82	$17.60	$14.46

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

Class K
Net assets	$78,256,893	$74,070,191	$60,232,831	$49,218,951

Shares outstanding	5,362,147	5,165,040	3,320,991	3,261,321

Net asset value	$14.59	$14.34	$18.14	$15.09

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

Class R
Net assets	$4,536,415	$2,827,507	$2,658,557	$1,961,212

Shares outstanding	318,489	201,380	148,967	133,425

Net asset value	$14.24	$14.04	$17.85	$14.70

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

F I N A N C I A L S T A T E M E N T S	79

Statements of Assets and Liabilities (unaudited) (continued)

June 30, 2022

	BlackRock LifePath® Dynamic 2060 Fund	BlackRock LifePath® Dynamic 2065 Fund

ASSETS
Investments, at value — affiliated(a)(b)	$20,634,923	$6,481,538
Cash	2,000	—
Cash pledged for futures contracts	203,000	44,000
Foreign currency, at value(c)	34,262	13,808
Receivables:
Securities lending income — affiliated	294	93
Capital shares sold	34,677	4,598
Dividends — affiliated	2,458	421
From the Administrator	2,035	3,379
Variation margin on futures contracts	1,353	416
Unrealized appreciation on forward foreign currency exchange contracts	552	423

Total assets	20,915,554	6,548,676

LIABILITIES
Collateral on securities loaned	752,317	252,453
Payables:
Investments purchased	110,000	28,227
Capital shares redeemed	1,129	782
Income dividend distributions	9,294	19,486
Investment advisory fees	1,462	266
Trustees’ and Officer’s fees	2,399	2,428
Professional fees	13,351	11,490
Service and distribution fees	649	712
Variation margin on futures contracts	22,479	4,946
Unrealized depreciation on forward foreign currency exchange contracts	545	70

Total liabilities	913,625	320,860

NET ASSETS	$20,001,929	$6,227,816

NET ASSETS CONSIST OF
Paid-in capital	$22,146,924	$6,726,822
Accumulated loss	(2,144,995)	(499,006)

NET ASSETS	$20,001,929	$6,227,816

(a) Investments, at cost — affiliated	$22,092,340	$6,763,592
(b) Securities loaned, at value	$729,957	$244,973
(c) Foreign currency, at cost	$35,518	$14,088

80	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

June 30, 2022

	BlackRock LifePath® Dynamic 2060 Fund	BlackRock LifePath® Dynamic 2065 Fund

NET ASSET VALUE

Institutional
Net assets	$1,235,027	$517,618

Shares outstanding	112,722	52,095

Net asset value	$10.96	$9.94

Shares authorized	Unlimited	Unlimited

Par value	No par value	No par value

Investor A
Net assets	$1,323,265	$929,666

Shares outstanding	121,011	93,673

Net asset value	$10.94	$9.92

Shares authorized	Unlimited	Unlimited

Par value	No par value	No par value

Investor C
Net assets	$82,867	$454,707

Shares outstanding	7,602	45,900

Net asset value	$10.90	$9.91

Shares authorized	Unlimited	Unlimited

Par value	No par value	No par value

Class K
Net assets	$16,475,236	$3,923,007

Shares outstanding	1,501,929	394,785

Net asset value	$10.97	$9.94

Shares authorized	Unlimited	Unlimited

Par value	No par value	No par value

Class R
Net assets	$885,534	$402,818

Shares outstanding	80,975	40,589

Net asset value	$10.94	$9.92

Shares authorized	Unlimited	Unlimited

Par value	No par value	No par value

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	81

Statements of Operations (unaudited)

Six Months Ended June 30, 2022

	BlackRock LifePath® Dynamic Retirement Fund	BlackRock LifePath® Dynamic 2025 Fund	BlackRock LifePath® Dynamic 2030 Fund	BlackRock LifePath® Dynamic 2035 Fund

INVESTMENT INCOME
Dividends — affiliated	$1,184,792	$440,834	$1,142,377	$417,769
Interest — unaffiliated	—	—	—	82
Securities lending income — affiliated — net	22,549	7,396	15,432	4,823
Net investment income allocated from the applicable affiliated Underlying Master Portfolio
Dividends — affiliated	874,382	445,990	1,631,753	809,690
Interest — affiliated	745,191	214,108	357,517	58,422
Expenses	(270,914)	(110,953)	(369,171)	(174,771)
Fees waived	124,640	57,123	195,450	95,155

Total investment income	2,680,640	1,054,498	2,973,358	1,211,170

EXPENSES
Investment advisory	449,225	179,228	507,035	217,973
Administration — class specific	308,931	71,477	329,699	82,764
Service and distribution — class specific	205,644	48,784	215,985	56,749
Trustees and Officer	4,014	3,636	4,043	3,749
Miscellaneous	14,430	13,065	14,086	14,071

Total expenses	982,244	316,190	1,070,848	375,306
Less:
Fees waived and/or reimbursed by the Administrator/Manager	(294,735)	(133,585)	(385,936)	(182,708)

Total expenses after fees waived and/or reimbursed	687,509	182,605	684,912	192,598

Net investment income	1,993,131	871,893	2,288,446	1,018,572

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(22)	84	(116)	—
Investments — affiliated	(533,022)	(212,220)	(98,087)	(207,547)
Forward foreign currency exchange contracts	(282,148)	(104,549)	(293,340)	(108,735)
Foreign currency transactions	5,051	3,282	11,538	5,375
Futures contracts	(400,947)	(331,023)	(48,152)	(221,451)
Net realized gain (loss) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency transactions allocated from the applicable affiliated Underlying Master Portfolio	(5,172,507)	(1,820,614)	(4,567,656)	(1,716,092)

	(6,383,595)	(2,465,040)	(4,995,813)	(2,248,450)

Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	(13,577,798)	(5,194,704)	(15,943,973)	(6,585,091)
Forward foreign currency exchange contracts	(151,530)	(72,690)	(179,542)	(90,494)
Foreign currency translations	(8,298)	(5,363)	(16,381)	(5,970)
Futures contracts	(1,241,185)	(527,615)	(1,626,884)	(845,352)
Net change in unrealized appreciation (depreciation) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency translations allocated from the applicable affiliated Underlying Master Portfolio	(24,090,917)	(10,534,238)	(34,654,035)	(16,404,227)

	(39,069,728)	(16,334,610)	(52,420,815)	(23,931,134)

Net realized and unrealized loss	(45,453,323)	(18,799,650)	(57,416,628)	(26,179,584)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(43,460,192)	$(17,927,757)	$(55,128,182)	$(25,161,012)

See notes to financial statements.

82	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited) (continued)

Six Months Ended June 30, 2022

	BlackRock LifePath® Dynamic 2040 Fund	BlackRock LifePath® Dynamic 2045 Fund	BlackRock LifePath® Dynamic 2050 Fund	BlackRock LifePath® Dynamic 2055 Fund

INVESTMENT INCOME
Dividends — affiliated	$709,325	$214,931	$251,628	$111,001
Interest — unaffiliated	—	155	405	320
Securities lending income — affiliated — net	8,608	2,975	2,852	968
Net investment income allocated from the applicable affiliated Underlying Master Portfolio
Dividends — affiliated	2,000,393	861,019	1,299,852	620,387
Interest — affiliated	(53,630)	(79,433)	(148,589)	(73,711)
Expenses	(412,521)	(175,912)	(265,252)	(126,370)
Fees waived	226,911	98,717	149,904	71,745

Total investment income	2,479,086	922,452	1,290,800	604,340

EXPENSES
Investment advisory	455,512	182,149	259,058	128,608
Administration — class specific	300,839	63,479	150,243	49,983
Service and distribution — class specific	192,962	39,947	103,049	31,713
Professional	11,954	11,918	11,977	11,912
Trustees and Officer	3,952	3,636	3,752	3,542
Miscellaneous	2,135	2,135	2,135	1,402

Total expenses	967,354	303,264	530,214	227,160
Less:
Fees waived and/or reimbursed by the Administrator/Manager	(394,108)	(170,377)	(219,863)	(114,564)

Total expenses after fees waived and/or reimbursed	573,246	132,887	310,351	112,596

Net investment income	1,905,840	789,565	980,449	491,744

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(118)	—	—	—
Investments — affiliated	(368,979)	(202,094)	(465,397)	(157,840)
Forward foreign currency exchange contracts	(238,486)	(89,896)	(151,923)	(74,276)
Foreign currency transactions	13,395	4,283	4,547	2,534
Futures contracts	42,522	(353,633)	(1,116,228)	(961,281)
Net realized gain (loss) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency transactions allocated from the applicable affiliated Underlying Master Portfolio	(3,302,469)	(1,154,767)	(1,578,366)	(774,122)

	(3,854,135)	(1,796,107)	(3,307,367)	(1,964,985)

Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	(14,160,215)	(5,439,485)	(7,561,035)	(3,699,888)
Forward foreign currency exchange contracts	(234,439)	(104,736)	(150,314)	(76,150)
Foreign currency translations	(7,806)	(2,603)	(3,227)	(1,323)
Futures contracts	(1,451,480)	(769,165)	(809,742)	(574,674)
Net change in unrealized appreciation (depreciation) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency translations allocated from the applicable affiliated Underlying Master Portfolio	(38,443,289)	(16,407,731)	(24,625,105)	(11,911,482)

	(54,297,229)	(22,723,720)	(33,149,423)	(16,263,517)

Net realized and unrealized loss	(58,151,364)	(24,519,827)	(36,456,790)	(18,228,502)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(56,245,524)	$(23,730,262)	$(35,476,341)	$(17,736,758)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	83

Statements of Operations (unaudited) (continued)

Six Months Ended June 30, 2022

	BlackRock LifePath® Dynamic 2060 Fund	BlackRock LifePath® Dynamic 2065 Fund

INVESTMENT INCOME
Dividends — affiliated	$31,066	$12,434
Interest — unaffiliated	82	—
Securities lending income — affiliated — net	977	317
Net investment income allocated from the applicable affiliated Underlying Master Portfolio
Dividends — affiliated	155,029	52,632
Interest — affiliated	(19,134)	(6,220)
Expenses	(31,976)	(10,677)
Fees waived	18,312	6,061

Total investment income	154,356	54,547

EXPENSES
Investment advisory	33,189	10,567
Professional	11,910	11,380
Administration — class specific	8,561	4,201
Service and distribution — class specific	3,932	4,478
Trustees and Officer	3,484	3,484
Miscellaneous	2,139	56

Total expenses	63,215	34,166
Less:
Fees waived and/or reimbursed by the Administrator/Manager	(41,772)	(23,692)

Total expenses after fees waived and/or reimbursed	21,443	10,474

Net investment income	132,913	44,073

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss from:
Investments — unaffiliated	—	(6)
Investments — affiliated	(48,199)	(18,074)
Forward foreign currency exchange contracts	(28,230)	(4,832)
Foreign currency transactions	(1,012)	(237)
Futures contracts	(275,154)	(39,149)
Net realized gain (loss) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency transactions allocated from the applicable affiliated Underlying Master Portfolio	(189,117)	(64,410)

	(541,712)	(126,708)

Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	(1,030,511)	(364,061)
Forward foreign currency exchange contracts	(226)	407
Foreign currency translations	(636)	(254)
Futures contracts	(126,953)	(28,238)
Net change in unrealized appreciation (depreciation) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency translations allocated from the applicable affiliated Underlying Master Portfolio	(3,017,763)	(999,836)

	(4,176,089)	(1,391,982)

Net realized and unrealized loss	(4,717,801)	(1,518,690)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,584,888)	$(1,474,617)

See notes to financial statements.

84	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	BlackRock LifePath® Dynamic Retirement Fund		BlackRock LifePath® Dynamic 2025 Fund
	Six Months Ended 06/30/22 (unaudited)	Year Ended 12/31/21	Six Months Ended 06/30/22 (unaudited)	Year Ended 12/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,993,131	$3,999,774	$871,893	$1,553,635
Net realized gain (loss)	(6,383,595)	28,703,021	(2,465,040)	9,407,314
Net change in unrealized appreciation (depreciation)	(39,069,728)	(11,744,657)	(16,334,610)	(1,403,847)

Net increase (decrease) in net assets resulting from operations	(43,460,192)	20,958,138	(17,927,757)	9,557,102

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(305,906)	(6,734,988)	(96,242)	(1,217,834)
Investor A	(1,049,601)	(26,074,393)	(206,751)	(2,387,906)
Investor C	(4,084)	(281,301)	(14,566)	(259,045)
Class K	(571,934)	(10,784,844)	(814,923)	(7,903,323)
Class R	(25,646)	(813,866)	(31,257)	(390,478)

Decrease in net assets resulting from distributions to shareholders	(1,957,171)	(44,689,392)	(1,163,739)	(12,158,586)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(16,526,691)	(8,118,381)	(4,879,993)	19,720,651

NET ASSETS
Total increase (decrease) in net assets	(61,944,054)	(31,849,635)	(23,971,489)	17,119,167
Beginning of period	301,771,511	333,621,146	118,223,568	101,104,401

End of period	$239,827,457	$301,771,511	$94,252,079	$118,223,568

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	85

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® Dynamic 2030 Fund		BlackRock LifePath® Dynamic 2035 Fund

	Six Months Ended 06/30/22 (unaudited)	Year Ended 12/31/21	Six Months Ended 06/30/22 (unaudited)	Year Ended 12/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$2,288,446	$4,023,328	$1,018,572	$1,684,569
Net realized gain (loss)	(4,995,813)	39,795,305	(2,248,450)	14,563,188
Net change in unrealized appreciation (depreciation)	(52,420,815)	(7,432,093)	(23,931,134)	252,954

Net increase (decrease) in net assets resulting from operations	(55,128,182)	36,386,540	(25,161,012)	16,500,711

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(641,305)	(8,379,543)	(130,850)	(1,438,930)
Investor A	(2,028,499)	(27,647,575)	(315,585)	(2,965,279)
Investor C	(25,262)	(391,404)	(28,290)	(380,761)
Class K	(1,466,607)	(15,168,553)	(1,250,014)	(10,464,211)
Class R	(64,866)	(792,846)	(37,913)	(385,910)

Decrease in net assets resulting from distributions to shareholders	(4,226,539)	(52,379,921)	(1,762,652)	(15,635,091)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,587,321	25,459,944	7,248,118	27,236,204

NET ASSETS
Total increase (decrease) in net assets	(57,767,400)	9,466,563	(19,675,546)	28,101,824
Beginning of period	336,739,200	327,272,637	141,679,300	113,577,476

End of period	$278,971,800	$336,739,200	$122,003,754	$141,679,300

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

86	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® Dynamic 2040 Fund		BlackRock LifePath® Dynamic 2045 Fund

	Six Months Ended 06/30/22 (unaudited)	Year Ended 12/31/21	Six Months Ended 06/30/22 (unaudited)	Year Ended 12/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,905,840	$3,177,305	$789,565	$1,264,778
Net realized gain (loss)	(3,854,135)	45,155,767	(1,796,107)	13,450,854
Net change in unrealized appreciation (depreciation)	(54,297,229)	(4,356,865)	(22,723,720)	1,866,324

Net increase (decrease) in net assets resulting from operations	(56,245,524)	43,976,207	(23,730,262)	16,581,956

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(614,561)	(9,839,631)	(81,543)	(980,686)
Investor A	(1,945,387)	(30,980,877)	(254,361)	(2,459,605)
Investor C	(20,436)	(430,701)	(18,621)	(150,555)
Class K	(1,213,007)	(14,800,890)	(1,177,299)	(9,293,659)
Class R	(54,131)	(860,820)	(35,148)	(330,305)

Decrease in net assets resulting from distributions to shareholders	(3,847,522)	(56,912,919)	(1,566,972)	(13,214,810)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	6,589,861	33,393,775	9,894,572	28,612,165

NET ASSETS
Total increase (decrease) in net assets	(53,503,185)	20,457,063	(15,402,662)	31,979,311
Beginning of period	301,076,215	280,619,152	117,731,763	85,752,452

End of period	$247,573,030	$301,076,215	$102,329,101	$117,731,763

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	87

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® Dynamic 2050 Fund		BlackRock LifePath® Dynamic 2055 Fund

	Six Months Ended 06/30/22 (unaudited)	Year Ended 12/31/21	Six Months Ended 06/30/22 (unaudited)	Year Ended 12/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$980,449	$1,539,288	$491,744	$754,451
Net realized gain (loss)	(3,307,367)	22,833,787	(1,964,985)	8,879,277
Net change in unrealized appreciation (depreciation)	(33,149,423)	690,287	(16,263,517)	1,561,939

Net increase (decrease) in net assets resulting from operations	(35,476,341)	25,063,362	(17,736,758)	11,195,667

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(241,822)	(3,203,659)	(77,088)	(867,256)
Investor A	(920,781)	(11,591,100)	(189,798)	(1,941,240)
Investor C	(18,443)	(286,706)	(10,319)	(141,992)
Class K	(1,007,448)	(9,511,477)	(718,457)	(5,712,311)
Class R	(35,005)	(466,707)	(22,850)	(234,446)

Decrease in net assets resulting from distributions to shareholders	(2,223,499)	(25,059,649)	(1,018,512)	(8,897,245)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	9,454,509	37,963,599	9,782,533	24,778,285

NET ASSETS
Total increase (decrease) in net assets	(28,245,331)	37,967,312	(8,972,737)	27,076,707
Beginning of period	170,488,367	132,521,055	81,821,529	54,744,822

End of period	$142,243,036	$170,488,367	$72,848,792	$81,821,529

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

88	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® Dynamic 2060 Fund		BlackRock LifePath® Dynamic 2065 Fund

	Six Months Ended 06/30/22 (unaudited)	Year Ended 12/31/21	Six Months Ended 06/30/22 (unaudited)	Year Ended 12/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$132,913	$203,128	$44,073	$65,970
Net realized gain (loss)	(541,712)	1,768,482	(126,708)	841,155
Net change in unrealized appreciation (depreciation)	(4,176,089)	521,903	(1,391,982)	63,867

Net increase (decrease) in net assets resulting from operations	(4,584,888)	2,493,513	(1,474,617)	970,992

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(14,450)	(109,730)	(8,270)	(56,505)
Investor A	(13,227)	(84,115)	(11,599)	(66,727)
Investor C	(603)	(7,496)	(4,719)	(46,986)
Class K	(219,501)	(1,421,206)	(65,244)	(403,884)
Class R	(8,202)	(63,969)	(5,557)	(47,496)

Decrease in net assets resulting from distributions to shareholders	(255,983)	(1,686,516)	(95,389)	(621,598)

CAPITAL SHARE TRANSACTIONS

Net increase in net assets derived from capital share transactions	4,531,028	8,576,625	1,201,062	1,351,671

NET ASSETS
Total increase (decrease) in net assets	(309,843)	9,383,622	(368,944)	1,701,065
Beginning of period	20,311,772	10,928,150	6,596,760	4,895,695

End of period	$20,001,929	$20,311,772	$6,227,816	$6,596,760

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	89

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic Retirement Fund
	Institutional
	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,
			2021		2020		2019		2018		2017

Net asset value, beginning of period	$10.89		$11.68		$11.04		$9.69		$11.00		$10.78

Net investment income(a)	0.08		0.16		0.19		0.28		0.25		0.19
Net realized and unrealized gain (loss)		(1.68)	0.63		1.20		1.35		(0.64)		1.05

Net increase (decrease) from investment operations		(1.60)	0.79		1.39		1.63		(0.39)		1.24

Distributions(b)
From net investment income		(0.07)	(0.43)		(0.22)		(0.19)		(0.27)		(0.15)
From net realized gain	—		(1.15)		(0.53)		(0.09)		(0.65)		(0.87)

Total distributions		(0.07)	(1.58)		(0.75)		(0.28)		(0.92)		(1.02)

Net asset value, end of period	$9.22		$10.89		$11.68		$11.04		$9.69		$11.00

Total Return(c)
Based on net asset value	(14.72	)%(d)	6.88%		12.82%		16.91%		(3.68)%		11.68%

Ratios to Average Net Assets(e)
Total expenses	0.75	%(f)	0.77%		0.73%		0.57%		0.58%		0.57%

Total expenses after fees waived and/or reimbursed	0.53	%(f)	0.55%		0.56%		0.55%		0.57%		0.56%

Net investment income	1.57	%(f)	1.34%		1.68%		2.61%		2.26%		1.66%

Supplemental Data
Net assets, end of period (000)	$40,734		$49,943		$59,201		$99,249		$25,343		$38,119

Portfolio turnover rate	3	%(g)	2	%(g)	43	%(h)	35	%(i)	38	%(i)	6	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio and Master Total Return Portfolio.

See notes to financial statements.

90	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic Retirement Fund (continued)

	Investor A
	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,
			2021		2020		2019		2018		2017

Net asset value, beginning of period	$9.12		$10.03		$9.58		$8.45		$9.72		$9.64

Net investment income(a)	0.05		0.11		0.13		0.23		0.20		0.14
Net realized and unrealized gain (loss)		(1.41)	0.54		1.05		1.16		(0.57)		0.94

Net increase (decrease) from investment operations		(1.36)	0.65		1.18		1.39		(0.37)		1.08

Distributions(b)
From net investment income		(0.06)	(0.40)		(0.20)		(0.17)		(0.25)		(0.13)
From net realized gain	—		(1.16)		(0.53)		(0.09)		(0.65)		(0.87)

Total distributions		(0.06)	(1.56)		(0.73)		(0.26)		(0.90)		(1.00)

Net asset value, end of period	$7.70		$9.12		$10.03		$9.58		$8.45		$9.72

Total Return(c)
Based on net asset value	(14.92	)%(d)	6.61%		12.56%		16.56%		(3.93)%		11.40%

Ratios to Average Net Assets(e)
Total expenses	1.00	%(f)	1.02%		0.98%		0.82%		0.83%		0.82%

Total expenses after fees waived and/or reimbursed	0.78	%(f)	0.80%		0.81%		0.80%		0.82%		0.82%

Net investment income	1.31	%(f)	1.09%		1.40%		2.43%		2.05%		1.46%

Supplemental Data
Net assets, end of period (000)	$128,783		$164,481		$190,948		$234,757		$65,509		$81,900

Portfolio turnover rate	3	%(g)	2	%(g)	43	%(h)	35	%(i)	38	%(i)	6	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio and Master Total Return Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	91

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic Retirement Fund (continued)

	Investor C
	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,
			2021		2020		2019		2018		2017

Net asset value, beginning of period	$10.69		$11.50		$10.87		$9.57		$10.87		$10.67

Net investment income(a)	0.03		0.04		0.06		0.18		0.13		0.07
Net realized and unrealized gain (loss)		(1.65)	0.63		1.20		1.30		(0.63)		1.03

Net increase (decrease) from investment operations		(1.62)	0.67		1.26		1.48		(0.50)		1.10

Distributions(b)
From net investment income		(0.02)	(0.33)		(0.10)		(0.09)		(0.15)		(0.04)
From net realized gain	—		(1.15)		(0.53)		(0.09)		(0.65)		(0.86)

Total distributions		(0.02)	(1.48)		(0.63)		(0.18)		(0.80)		(0.90)

Net asset value, end of period	$9.05		$10.69		$11.50		$10.87		$9.57		$10.87

Total Return(c)
Based on net asset value	(15.14	)%(d)	5.83%		11.72%		15.54%		(4.67)%		10.47%

Ratios to Average Net Assets(e)
Total expenses	1.75	%(f)	1.77%		1.73%		1.62%		1.63%		1.62%

Total expenses after fees waived and/or reimbursed	1.53	%(f)	1.55%		1.57%		1.60%		1.62%		1.62%

Net investment income	0.57	%(f)	0.35%		0.55%		1.66%		1.20%		0.65%

Supplemental Data
Net assets, end of period (000)	$1,748		$2,249		$2,303		$3,846		$672		$1,034

Portfolio turnover rate	3	%(g)	2	%(g)	43	%(h)	35	%(i)	38	%(i)	6	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio and Master Total Return Portfolio.

See notes to financial statements.

92	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic Retirement Fund (continued)

	Class K
	Six Months Ended 06/30/22		Year Ended December 31,
	(unaudited)		2021		2020		2019		2018		2017

Net asset value, beginning of period	$10.83		$11.63		$10.99		$9.65		$10.96		$10.75

Net investment income(a)	0.09		0.19		0.21		0.32		0.27		0.22
Net realized and unrealized gain (loss)		(1.67)	0.63		1.21		1.32		(0.64)		1.03

Net increase (decrease) from investment operations		(1.58)	0.82		1.42		1.64		(0.37)		1.25

Distributions(b)
From net investment income		(0.08)	(0.47)		(0.25)		(0.21)		(0.29)		(0.17)
From net realized gain	—		(1.15)		(0.53)		(0.09)		(0.65)		(0.87)

Total distributions		(0.08)	(1.62)		(0.78)		(0.30)		(0.94)		(1.04)

Net asset value, end of period	$9.17		$10.83		$11.63		$10.99		$9.65		$10.96

Total Return(c)
Based on net asset value	(14.60	)%(d)	7.11%		13.17%		17.07%		(3.47)%		11.87%

Ratios to Average Net Assets(e)
Total expenses	0.50	%(f)	0.52%		0.50%		0.37%		0.38%		0.37%

Total expenses after fees waived and/or reimbursed	0.28	%(f)	0.30%		0.32%		0.35%		0.37%		0.36%

Net investment income	1.82	%(f)	1.61%		1.88%		2.99%		2.54%		1.93%

Supplemental Data
Net assets, end of period (000)	$63,685		$78,916		$74,809		$64,913		$14,901		$15,965

Portfolio turnover rate	3	%(g)	2	%(g)	43	%(h)	35	%(i)	38	%(i)	6	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio and Master Total Return Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	93

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic Retirement Fund (continued)

	Class R
	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,
			2021		2020		2019		2018		2017

Net asset value, beginning of period	$10.74		$11.54		$10.91		$9.60		$10.91		$10.71

Net investment income(a)	0.06		0.11		0.14		0.23		0.20		0.14
Net realized and unrealized gain (loss)		(1.66)	0.62		1.19		1.32		(0.64)		1.03

Net increase (decrease) from investment operations		(1.60)	0.73		1.33		1.55		(0.44)		1.17

Distributions(b)
From net investment income		(0.05)	(0.38)		(0.17)		(0.15)		(0.22)		(0.10)
From net realized gain	—		(1.15)		(0.53)		(0.09)		(0.65)		(0.87)

Total distributions		(0.05)	(1.53)		(0.70)		(0.24)		(0.87)		(0.97)

Net asset value, end of period	$9.09		$10.74		$11.54		$10.91		$9.60		$10.91

Total Return(c)
Based on net asset value	(14.93	)%(d)	6.41%		12.41%		16.24%		(4.11)%		11.11%

Ratios to Average Net Assets(e)
Total expenses	1.20	%(f)	1.22%		1.19%		1.02%		1.03%		1.02%

Total expenses after fees waived and/or reimbursed	0.98	%(f)	1.00%		1.01%		1.00%		1.02%		1.02%

Net investment income	1.12	%(f)	0.91%		1.29%		2.19%		1.87%		1.27%

Supplemental Data
Net assets, end of period (000)	$4,878		$6,183		$6,360		$5,291		$1,036		$1,167

Portfolio turnover rate	3	%(g)	2	%(g)	43	%(h)	35	%(i)	38	%(i)	6	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio and Master Total Return Portfolio.

See notes to financial statements.

94	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2025 Fund

	Institutional
	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,
			2021		2020		2019		2018		2017

Net asset value, beginning of period	$14.43		$14.72		$13.42		$11.81		$13.52		$12.66

Net investment income(a)	0.10		0.20		0.22		0.30		0.25		0.22
Net realized and unrealized gain (loss)		(2.29)	1.08		1.47		1.99		(0.87)		1.71

Net increase (decrease) from investment operations		(2.19)	1.28		1.69		2.29		(0.62)		1.93

Distributions(b)
From net investment income		(0.14)	(0.58)		(0.26)		(0.27)		(0.24)		(0.21)
From net realized gain	—		(0.99)		(0.13)		(0.41)		(0.85)		(0.86)

Total distributions		(0.14)	(1.57)		(0.39)		(0.68)		(1.09)		(1.07)

Net asset value, end of period	$12.10		$14.43		$14.72		$13.42		$11.81		$13.52

Total Return(c)
Based on net asset value	(15.24	)%(d)	8.82%		12.87%		19.46%		(4.66)%		15.45%

Ratios to Average Net Assets(e)
Total expenses	0.76	%(f)	0.80%		0.78%		0.57%		0.57%		0.56%

Total expenses after fees waived and/or reimbursed	0.51	%(f)	0.54%		0.55%		0.55%		0.55%		0.54%

Net investment income	1.52	%(f)	1.29%		1.65%		2.32%		1.87%		1.66%

Supplemental Data
Net assets, end of period (000)	$7,960		$11,872		$10,690		$2,908		$1,519		$19,134

Portfolio turnover rate	4	%(g)	6	%(g)	45	%(h)	35	%(i)	38	%(i)	32	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	95

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2025 Fund (continued)

	Investor A
	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,
			2021		2020		2019		2018		2017

Net asset value, beginning of period	$14.28		$14.58		$13.29		$11.70		$13.50		$12.64

Net investment income(a)	0.08		0.15		0.18		0.26		0.26		0.20
Net realized and unrealized gain (loss)		(2.27)	1.08		1.46		1.98		(0.91)		1.70

Net increase (decrease) from investment operations		(2.19)	1.23		1.64		2.24		(0.65)		1.90

Distributions(b)
From net investment income		(0.12)	(0.54)		(0.22)		(0.24)		(0.30)		(0.18)
From net realized gain	—		(0.99)		(0.13)		(0.41)		(0.85)		(0.86)

Total distributions		(0.12)	(1.53)		(0.35)		(0.65)		(1.15)		(1.04)

Net asset value, end of period	$11.97		$14.28		$14.58		$13.29		$11.70		$13.50

Total Return(c)
Based on net asset value	(15.36	)%(d)	8.56%		12.60%		19.16%		(4.87)%		15.21%

Ratios to Average Net Assets(e)
Total expenses	1.01	%(f)	1.05%		1.01%		0.82%		0.83%		0.81%

Total expenses after fees waived and/or reimbursed	0.76	%(f)	0.79%		0.80%		0.80%		0.81%		0.79%

Net investment income	1.31	%(f)	1.02%		1.34%		1.97%		1.94%		1.45%

Supplemental Data
Net assets, end of period (000)	$19,164		$23,788		$24,518		$23,298		$25,940		$31,393

Portfolio turnover rate	4	%(g)	6	%(g)	45	%(h)	35	%(i)	38	%(i)	32	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

See notes to financial statements.

96	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2025 Fund (continued)

	Investor C
	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,
			2021		2020		2019		2018		2017

Net asset value, beginning of period	$14.16		$14.49		$13.20		$11.63		$13.44		$12.58

Net investment income(a)	0.04		0.04		0.06		0.16		0.16		0.09
Net realized and unrealized gain (loss)		(2.25)	1.07		1.47		1.96		(0.92)		1.70

Net increase (decrease) from investment operations		(2.21)	1.11		1.53		2.12		(0.76)		1.79

Distributions(b)
From net investment income		(0.08)	(0.45)		(0.11)		(0.14)		(0.20)		(0.07)
From net realized gain	—		(0.99)		(0.13)		(0.41)		(0.85)		(0.86)

Total distributions		(0.08)	(1.44)		(0.24)		(0.55)		(1.05)		(0.93)

Net asset value, end of period	$11.87		$14.16		$14.49		$13.20		$11.63		$13.44

Total Return(c)
Based on net asset value	(15.66	)%(d)	7.70%		11.76%		18.25%		(5.70)%		14.39%

Ratios to Average Net Assets(e)
Total expenses	1.76	%(f)	1.80%		1.77%		1.62%		1.63%		1.61%

Total expenses after fees waived and/or reimbursed	1.51	%(f)	1.54%		1.56%		1.60%		1.61%		1.59%

Net investment income	0.56	%(f)	0.28%		0.49%		1.25%		1.17%		0.66%

Supplemental Data
Net assets, end of period (000)	$2,270		$2,763		$2,610		$3,416		$2,434		$2,583

Portfolio turnover rate	4	%(g)	6	%(g)	45	%(h)	35	%(i)	38	%(i)	32	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	97

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2025 Fund (continued)

	Class K
	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,
			2021		2020		2019		2018		2017

Net asset value, beginning of period	$14.26		$14.57		$13.28		$11.69		$13.49		$12.63

Net investment income(a)	0.12		0.23		0.24		0.34		0.33		0.27
Net realized and unrealized gain (loss)		(2.27)	1.07		1.47		1.96		(0.91)		1.69

Net increase (decrease) from investment operations		(2.15)	1.30		1.71		2.30		(0.58)		1.96

Distributions(b)
From net investment income		(0.15)	(0.62)		(0.29)		(0.30)		(0.37)		(0.24)
From net realized gain	—		(0.99)		(0.13)		(0.41)		(0.85)		(0.86)

Total distributions		(0.15)	(1.61)		(0.42)		(0.71)		(1.22)		(1.10)

Net asset value, end of period	$11.96		$14.26		$14.57		$13.28		$11.69		$13.49

Total Return(c)
Based on net asset value	(15.10	)%(d)	9.05%		13.17%		19.72%		(4.43)%		15.75%

Ratios to Average Net Assets(e)
Total expenses	0.51	%(f)	0.55%		0.52%		0.37%		0.38%		0.36%

Total expenses after fees waived and/or reimbursed	0.26	%(f)	0.29%		0.31%		0.35%		0.36%		0.34%

Net investment income	1.80	%(f)	1.55%		1.84%		2.62%		2.44%		2.01%

Supplemental Data
Net assets, end of period (000)	$61,629		$75,927		$59,727		$34,027		$9,062		$7,919

Portfolio turnover rate	4	%(g)	6	%(g)	45	%(h)	35	%(i)	38	%(i)	32	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

See notes to financial statements.

98	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2025 Fund (continued)

	Class R
	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,
			2021		2020		2019		2018		2017

Net asset value, beginning of period	$14.25		$14.56		$13.26		$11.68		$13.49		$12.63

Net investment income(a)	0.07		0.13		0.14		0.24		0.24		0.17
Net realized and unrealized gain (loss)		(2.26)	1.07		1.48		1.97		(0.92)		1.71

Net increase (decrease) from investment operations		(2.19)	1.20		1.62		2.21		(0.68)		1.88

Distributions(b)
From net investment income		(0.11)	(0.52)		(0.19)		(0.22)		(0.28)		(0.16)
From net realized gain	—		(0.99)		(0.13)		(0.41)		(0.85)		(0.86)

Total distributions		(0.11)	(1.51)		(0.32)		(0.63)		(1.13)		(1.02)

Net asset value, end of period	$11.95		$14.25		$14.56		$13.26		$11.68		$13.49

Total Return(c)
Based on net asset value	(15.40	)%(d)	8.30%		12.44%		18.91%		(5.10)%		15.02%

Ratios to Average Net Assets(e)
Total expenses	1.21	%(f)	1.25%		1.20%		1.02%		1.03%		1.01%

Total expenses after fees waived and/or reimbursed	0.96	%(f)	0.99%		1.00%		1.00%		1.01%		0.99%

Net investment income	1.13	%(f)	0.85%		1.05%		1.82%		1.77%		1.27%

Supplemental Data
Net assets, end of period (000)	$3,228		$3,875		$3,559		$5,479		$5,003		$4,308

Portfolio turnover rate	4	%(g)	6	%(g)	45	%(h)	35	%(i)	38	%(i)	32	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	99

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2030 Fund

	Institutional
	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,
			2021		2020		2019		2018		2017

Net asset value, beginning of period	$14.10		$14.80		$13.65		$11.90		$14.26		$13.79

Net investment income(a)	0.10		0.19		0.20		0.29		0.29		0.24
Net realized and unrealized gain (loss)		(2.41)	1.48		1.52		2.32		(1.04)		2.13

Net increase (decrease) from investment operations		(2.31)	1.67		1.72		2.61		(0.75)		2.37

Distributions(b)
From net investment income		(0.17)	(0.75)		(0.23)		(0.30)		(0.31)		(0.25)
From net realized gain	—		(1.62)		(0.34)		(0.56)		(1.30)		(1.65)

Total distributions		(0.17)	(2.37)		(0.57)		(0.86)		(1.61)		(1.90)

Net asset value, end of period	$11.62		$14.10		$14.80		$13.65		$11.90		$14.26

Total Return(c)
Based on net asset value	(16.44	)%(d)	11.46%		13.05%		22.07%		(5.48)%		17.67%

Ratios to Average Net Assets(e)
Total expenses	0.76	%(f)	0.79%		0.75%		0.56%		0.56%		0.55%

Total expenses after fees waived and/or reimbursed	0.50	%(f)	0.53%		0.54%		0.55%		0.56%		0.55%

Net investment income	1.55	%(f)	1.25%		1.51%		2.18%		2.01%		1.64%

Supplemental Data
Net assets, end of period (000)	$43,352		$55,606		$58,905		$73,530		$59,749		$90,086

Portfolio turnover rate	2	%(g)	5	%(g)	38	%(h)	32	%(i)	29	%(i)	21	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio and Master Total Return Portfolio.

See notes to financial statements.

100	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2030 Fund (continued)

	Investor A
	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,
			2021		2020		2019		2018		2017

Net asset value, beginning of period	$13.30		$14.09		$13.02		$11.39		$13.72		$13.33

Net investment income(a)	0.08		0.15		0.16		0.24		0.25		0.20
Net realized and unrealized gain (loss)		(2.27)	1.40		1.45		2.22		(1.00)		2.06

Net increase (decrease) from investment operations		(2.19)	1.55		1.61		2.46		(0.75)		2.26

Distributions(b)
From net investment income		(0.16)	(0.72)		(0.20)		(0.27)		(0.28)		(0.22)
From net realized gain	—		(1.62)		(0.34)		(0.56)		(1.30)		(1.65)

Total distributions		(0.16)	(2.34)		(0.54)		(0.83)		(1.58)		(1.87)

Net asset value, end of period	$10.95		$13.30		$14.09		$13.02		$11.39		$13.72

Total Return(c)
Based on net asset value	(16.55	)%(d)	11.13%		12.79%		21.72%		(5.69)%		17.43%

Ratios to Average Net Assets(e)
Total expenses	1.01	%(f)	1.04%		1.00%		0.81%		0.81%		0.80%

Total expenses after fees waived and/or reimbursed	0.75	%(f)	0.78%		0.79%		0.80%		0.81%		0.80%

Net investment income	1.31	%(f)	1.00%		1.24%		1.89%		1.80%		1.44%

Supplemental Data
Net assets, end of period (000)	$136,765		$172,296		$183,497		$212,100		$212,050		$265,932

Portfolio turnover rate	2	%(g)	5	%(g)	38	%(h)	32	%(i)	29	%(i)	21	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio and Master Total Return Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	101

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2030 Fund (continued)

	Investor C
	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,
			2021		2020		2019		2018		2017

Net asset value, beginning of period	$13.71		$14.47		$13.34		$11.65		$14.01		$13.58

Net investment income(a)	0.04		0.04		0.06		0.14		0.15		0.10
Net realized and unrealized gain (loss)		(2.34)	1.43		1.50		2.27		(1.04)		2.08

Net increase (decrease) from investment operations		(2.30)	1.47		1.56		2.41		(0.89)		2.18

Distributions(b)
From net investment income		(0.12)	(0.61)		(0.09)		(0.16)		(0.17)		(0.10)
From net realized gain	—		(1.62)		(0.34)		(0.56)		(1.30)		(1.65)

Total distributions		(0.12)	(2.23)		(0.43)		(0.72)		(1.47)		(1.75)

Net asset value, end of period	$11.29		$13.71		$14.47		$13.34		$11.65		$14.01

Total Return(c)
Based on net asset value	(16.87	)%(d)	10.29%		12.00%		20.76%		(6.53)%		16.48%

Ratios to Average Net Assets(e)
Total expenses	1.76	%(f)	1.79%		1.76%		1.61%		1.61%		1.60%

Total expenses after fees waived and/or reimbursed	1.50	%(f)	1.53%		1.55%		1.60%		1.61%		1.60%

Net investment income	0.57	%(f)	0.23%		0.44%		1.08%		1.05%		0.67%

Supplemental Data
Net assets, end of period (000)	$2,303		$2,698		$2,925		$3,746		$4,117		$3,888

Portfolio turnover rate	2	%(g)	5	%(g)	38	%(h)	32	%(i)	29	%(i)	21	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio and Master Total Return Portfolio.

See notes to financial statements.

102	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2030 Fund (continued)

	Class K
	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,
			2021		2020		2019		2018		2017

Net asset value, beginning of period	$14.06		$14.77		$13.62		$11.88		$14.24		$13.77

Net investment income(a)	0.12		0.24		0.23		0.34		0.32		0.28
Net realized and unrealized gain (loss)		(2.40)	1.46		1.52		2.29		(1.04)		2.12

Net increase (decrease) from investment operations		(2.28)	1.70		1.75		2.63		(0.72)		2.40

Distributions(b)
From net investment income		(0.19)	(0.79)		(0.26)		(0.33)		(0.34)		(0.28)
From net realized gain	—		(1.62)		(0.34)		(0.56)		(1.30)		(1.65)

Total distributions		(0.19)	(2.41)		(0.60)		(0.89)		(1.64)		(1.93)

Net asset value, end of period	$11.59		$14.06		$14.77		$13.62		$11.88		$14.24

Total Return(c)
Based on net asset value	(16.31	)%(d)	11.70%		13.36%		22.27%		(5.28)%		17.96%

Ratios to Average Net Assets(e)
Total expenses	0.51	%(f)	0.54%		0.51%		0.36%		0.36%		0.35%

Total expenses after fees waived and/or reimbursed	0.25	%(f)	0.28%		0.30%		0.36%		0.36%		0.35%

Net investment income	1.84	%(f)	1.54%		1.73%		2.52%		2.27%		1.91%

Supplemental Data
Net assets, end of period (000)	$91,892		$100,750		$77,510		$56,168		$28,121		$33,881

Portfolio turnover rate	2	%(g)	5	%(g)	38	%(h)	32	%(i)	29	%(i)	21	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio and Master Total Return Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	103

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2030 Fund (continued)

	Class R

	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,
			2021		2020		2019		2018		2017

Net asset value, beginning of period	$13.86		$14.59		$13.46		$11.76		$14.12		$13.67

Net investment income(a)	0.07		0.13		0.14		0.24		0.24		0.18
Net realized and unrealized gain (loss)		(2.36)	1.45		1.50		2.27		(1.05)		2.10

Net increase (decrease) from investment operations		(2.29)	1.58		1.64		2.51		(0.81)		2.28

Distributions(b)
From net investment income		(0.15)	(0.69)		(0.17)		(0.25)		(0.25)		(0.18)
From net realized gain	—		(1.62)		(0.34)		(0.56)		(1.30)		(1.65)

Total distributions		(0.15)	(2.31)		(0.51)		(0.81)		(1.55)		(1.83)

Net asset value, end of period	$11.42		$13.86		$14.59		$13.46		$11.76		$14.12

Total Return(c)
Based on net asset value	(16.60	)%(d)	10.93%		12.58%		21.44%		(5.92)%		17.16%

Ratios to Average Net Assets(e)
Total expenses	1.21	%(f)	1.24%		1.20%		1.01%		1.01%		1.00%

Total expenses after fees waived and/or reimbursed.	0.95	%(f)	0.98%		0.99%		1.01%		1.01%		0.99%

Net investment income	1.15	%(f)	0.84%		1.10%		1.78%		1.70%		1.21%

Supplemental Data
Net assets, end of period (000)	$4,661		$5,389		$4,434		$4,646		$2,575		$2,169

Portfolio turnover rate	2	%(g)	5	%(g)	38	%(h)	32	%(i)	29	%(i)	21	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio and Master Total Return Portfolio.

See notes to financial statements.

104	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2035 Fund

	Institutional

	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,
			2021		2020		2019		2018		2017

Net asset value, beginning of period	$16.13		$15.92		$14.34		$12.21		$14.48		$13.28

Net investment income(a)	0.10		0.20		0.22		0.30		0.25		0.22
Net realized and unrealized gain (loss)		(2.89)	1.97		1.71		2.58		(1.15)		2.34

Net increase (decrease) from investment operations		(2.79)	2.17		1.93		2.88		(0.90)		2.56

Distributions(b)
From net investment income		(0.19)	(0.85)		(0.23)		(0.30)		(0.27)		(0.26)
From net realized gain	—		(1.11)		(0.12)		(0.45)		(1.10)		(1.10)

Total distributions		(0.19)	(1.96)		(0.35)		(0.75)		(1.37)		(1.36)

Net asset value, end of period	$13.15		$16.13		$15.92		$14.34		$12.21		$14.48

Total Return(c)
Based on net asset value	(17.39	)%(d)	13.76%		13.82%		23.66%		(6.42)%		19.51%

Ratios to Average Net Assets(e)
Total expenses	0.78	%(f)	0.82%		0.80%		0.57%		0.57%		0.56%

Total expenses after fees waived and/or reimbursed	0.50	%(f)	0.52%		0.54%		0.55%		0.55%		0.53%

Net investment income	1.44	%(f)	1.19%		1.55%		2.20%		1.71%		1.54%

Supplemental Data
Net assets, end of period (000)	$9,400		$12,898		$11,677		$4,004		$2,231		$10,965

Portfolio turnover rate	2	%(g)	3	%(g)	29	%(h)	42	%(i)	40	%(i)	35	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	105

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2035 Fund (continued)

	Investor A

	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,
			2021		2020		2019		2018		2017

Net asset value, beginning of period.	$16.05		$15.85		$14.27		$12.15		$14.46		$13.26

Net investment income(a)	0.09		0.16		0.16		0.25		0.25		0.20
Net realized and unrealized gain (loss)		(2.89)	1.96		1.73		2.58		(1.19)		2.33

Net increase (decrease) from investment operations		(2.80)	2.12		1.89		2.83		(0.94)		2.53

Distributions(b)
From net investment income		(0.17)	(0.81)		(0.19)		(0.26)		(0.27)		(0.23)
From net realized gain	—		(1.11)		(0.12)		(0.45)		(1.10)		(1.10)

Total distributions		(0.17)	(1.92)		(0.31)		(0.71)		(1.37)		(1.33)

Net asset value, end of period	$13.08		$16.05		$15.85		$14.27		$12.15		$14.46

Total Return(c)
Based on net asset value	(17.50	)%(d)	13.46%		13.55%		23.37%		(6.69)%		19.29%

Ratios to Average Net Assets(e)
Total expenses	1.03	%(f)	1.07%		1.03%		0.82%		0.82%		0.81%

Total expenses after fees waived and/or reimbursed	0.75	%(f)	0.77%		0.79%		0.80%		0.80%		0.79%

Net investment income	1.23	%(f)	0.93%		1.18%		1.85%		1.75%		1.38%

Supplemental Data
Net assets, end of period (000)	$23,298		$26,304		$28,189		$28,656		$27,982		$32,083

Portfolio turnover rate	2	%(g)	3	%(g)	29	%(h)	42	%(i)	40	%(i)	35	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

See notes to financial statements.

106	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2035 Fund (continued)

	Investor C
	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,
			2021		2020		2019		2018		2017

Net asset value, beginning of period	$15.80		$15.67		$14.11		$12.02		$14.33		$13.15

Net investment income(a)	0.03		0.03		0.06		0.14		0.14		0.08
Net realized and unrealized gain (loss)		(2.83)	1.93		1.70		2.56		(1.19)		2.32

Net increase (decrease) from investment operations		(2.80)	1.96		1.76		2.70		(1.05)		2.40

Distributions(b)
From net investment income		(0.12)	(0.72)		(0.08)		(0.16)		(0.16)		(0.12)
From net realized gain	—		(1.11)		(0.12)		(0.45)		(1.10)		(1.10)

Total distributions		(0.12)	(1.83)		(0.20)		(0.61)		(1.26)		(1.22)

Net asset value, end of period	$12.88		$15.80		$15.67		$14.11		$12.02		$14.33

Total Return(c)
Based on net asset value	(17.78	)%(d)	12.56%		12.68%		22.43%		(7.47)%		18.41%

Ratios to Average Net Assets(e)
Total expenses	1.78	%(f)	1.82%		1.79%		1.62%		1.62%		1.61%

Total expenses after fees waived and/or reimbursed	1.50	%(f)	1.52%		1.55%		1.60%		1.60%		1.59%

Net investment income	0.47	%(f)	0.20%		0.42%		1.07%		0.99%		0.60%

Supplemental Data
Net assets, end of period (000)	$3,003		$3,637		$3,123		$3,173		$2,609		$2,436

Portfolio turnover rate	2	%(g)	3	%(g)	29	%(h)	42	%(i)	40	%(i)	35	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	107

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2035 Fund (continued)

	Class K

	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,
			2021		2020		2019		2018		2017

Net asset value, beginning of period	$16.38		$16.15		$14.53		$12.36		$14.68		$13.45

Net investment income(a)	0.13		0.25		0.25		0.37		0.33		0.28
Net realized and unrealized gain (loss)		(2.94)	1.99		1.74		2.58		(1.22)		2.34

Net increase (decrease) from investment operations		(2.81)	2.24		1.99		2.95		(0.89)		2.62

Distributions(b)
From net investment income		(0.21)	(0.90)		(0.25)		(0.33)		(0.33)		(0.29)
From net realized gain	—		(1.11)		(0.12)		(0.45)		(1.10)		(1.10)

Total distributions		(0.21)	(2.01)		(0.37)		(0.78)		(1.43)		(1.39)

Net asset value, end of period	$13.36		$16.38		$16.15		$14.53		$12.36		$14.68

Total Return(c)
Based on net asset value	(17.27	)%(d)	13.96%		14.14%		23.92%		(6.23)%		19.76%

Ratios to Average Net Assets(e)

Total expenses	0.53	%(f)	0.57%		0.54%		0.36%		0.37%		0.36%

Total expenses after fees waived and/or reimbursed	0.25	%(f)	0.27%		0.30%		0.35%		0.35%		0.33%

Net investment income	1.73	%(f)	1.47%		1.77%		2.63%		2.25%		1.92%

Supplemental Data
Net assets, end of period (000)	$83,058		$95,154		$67,968		$27,720		$6,627		$5,882

Portfolio turnover rate	2	%(g)	3	%(g)	29	%(h)	42	%(i)	40	%(i)	35	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

See notes to financial statements.

108	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2035 Fund (continued)
	Class R
	Six Months Ended		Year Ended December 31,
	(unaudited) 06/30/22		2021		2020		2019		2018		2017

Net asset value, beginning of period	$16.03		$15.85		$14.26		$12.15		$14.46		$13.26

Net investment income(a)	0.07		0.13		0.13		0.24		0.22		0.17
Net realized and unrealized gain (loss)		(2.87)	1.95		1.73		2.57		(1.19)		2.33

Net increase (decrease) from investment operations		(2.80)	2.08		1.86		2.81		(0.97)		2.50

Distributions(b)
From net investment income		(0.16)	(0.79)		(0.15)		(0.25)		(0.24)		(0.20)
From net realized gain	—		(1.11)		(0.12)		(0.45)		(1.10)		(1.10)

Total distributions		(0.16)	(1.90)		(0.27)		(0.70)		(1.34)		(1.30)

Net asset value, end of period	$13.07		$16.03		$15.85		$14.26		$12.15		$14.46

Total Return(c)
Based on net asset value	(17.56	)%(d)	13.19%		13.33%		23.15%		(6.87)%		19.08%

Ratios to Average Net Assets(e)
Total expenses	1.23	%(f)	1.27%		1.21%		1.02%		1.02%		1.01%

Total expenses after fees waived and/or reimbursed	0.95	%(f)	0.97%		0.99%		1.00%		1.00%		0.99%

Net investment income	1.00	%(f)	0.77%		0.91%		1.71%		1.55%		1.19%

Supplemental Data
Net assets, end of period (000)	$3,245		$3,687		$2,620		$5,541		$3,131		$3,782

Portfolio turnover rate	2	%(g)	3	%(g)	29	%(h)	42	%(i)	40	%(i)	35	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	109

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2040 Fund
	Institutional
	Six Months Ended		Year Ended December 31,
	06/30/22 (unaudited)		2021		2020		2019		2018		2017

Net asset value, beginning of period	$18.02		$18.74		$17.22		$14.62		$18.04		$17.15

Net investment income(a)	0.12		0.23		0.23		0.35		0.34		0.29
Net realized and unrealized gain (loss)		(3.45)	2.73		2.09		3.39		(1.65)		3.27

Net increase (decrease) from investment operations		(3.33)	2.96		2.32		3.74		(1.31)		3.56

Distributions(b)
From net investment income		(0.21)	(1.29)		(0.24)		(0.37)		(0.33)		(0.36)
From net realized gain	—		(2.39)		(0.56)		(0.77)		(1.78)		(2.31)

Total distributions		(0.21)	(3.68)		(0.80)		(1.14)		(2.11)		(2.67)

Net asset value, end of period	$14.48		$18.02		$18.74		$17.22		$14.62		$18.04

Total Return(c)
Based on net asset value	(18.57	)%(d)	16.04%		13.98%		25.72%		(7.49)%		21.44%

Ratios to Average Net Assets(e)
Total expenses	0.78	%(f)	0.81%		0.77%		0.55%		0.55%		0.54%

Total expenses after fees waived and/or reimbursed	0.49	%(f)	0.52%		0.53%		0.55%		0.55%		0.54%

Net investment income	1.45	%(f)	1.13%		1.41%		2.10%		1.87%		1.57%

Supplemental Data
Net assets, end of period (000)	$41,675		$54,509		$59,328		$60,508		$48,056		$67,358

Portfolio turnover rate	2	%(g)	6	%(g)	39	%(h)	35	%(i)	39	%(i)	30	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

See notes to financial statements.

110	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2040 Fund (continued)

	Investor A
	Six Months Ended 06/30/22 (unaudited)
			Year Ended December 31,
			2021		2020		2019		2018		2017

Net asset value, beginning of period	$15.66		$16.71		$15.44		$13.22		$16.53		$15.91

Net investment income(a)	0.08		0.16		0.17		0.27		0.27		0.24
Net realized and unrealized gain (loss)		(2.99)	2.45		1.87		3.06		(1.50)		3.01

Net increase (decrease) from investment operations		(2.91)	2.61		2.04		3.33		(1.23)		3.25

Distributions(b)
From net investment income		(0.20)	(1.26)		(0.21)		(0.34)		(0.30)		(0.32)
From net realized gain	—		(2.40)		(0.56)		(0.77)		(1.78)		(2.31)

Total distributions		(0.20)	(3.66)		(0.77)		(1.11)		(2.08)		(2.63)

Net asset value, end of period	$12.55		$15.66		$16.71		$15.44		$13.22		$16.53

Total Return(c)
Based on net asset value	(18.70	)%(d)	15.84%		13.72%		25.29%		(7.70)%		21.17%

Ratios to Average Net Assets(e)
Total expenses	1.03	%(f)	1.06%		1.02%		0.80%		0.80%		0.79%

Total expenses after fees waived and/or reimbursed	0.74	%(f)	0.77%		0.78%		0.80%		0.80%		0.79%

Net investment income	1.20	%(f)	0.89%		1.14%		1.81%		1.66%		1.41%

Supplemental Data
Net assets, end of period (000)	$120,997		$153,955		$157,613		$173,103		$168,678		$204,321

Portfolio turnover rate	2	%(g)	6	%(g)	39	%(h)	35	%(i)	39	%(i)	30	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	111

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2040 Fund (continued)

	Investor C
	Six Months Ended 06/30/22 (unaudited)
			Year Ended December 31,
			2021		2020		2019		2018		2017

Net asset value, beginning of period	$17.56		$18.38		$16.89		$14.37		$17.77		$16.93

Net investment income(a)	0.04		0.03		0.05		0.17		0.15		0.11
Net realized and unrealized gain (loss)		(3.36)	2.69		2.06		3.32		(1.62)		3.21

Net increase (decrease) from investment operations		(3.32)	2.72		2.11		3.49		(1.47)		3.32

Distributions(b)
From net investment income		(0.14)	(1.15)		(0.06)		(0.20)		(0.15)		(0.17)
From net realized gain	—		(2.39)		(0.56)		(0.77)		(1.78)		(2.31)

Total distributions		(0.14)	(3.54)		(0.62)		(0.97)		(1.93)		(2.48)

Net asset value, end of period	$14.10		$17.56		$18.38		$16.89		$14.37		$17.77

Total Return(c)
Based on net asset value	(18.99	)%(d)	14.97%		12.80%		24.35%		(8.47)%		20.21%

Ratios to Average Net Assets(e)
Total expenses	1.78	%(f)	1.81%		1.77%		1.60%		1.60%		1.59%

Total expenses after fees waived and/or reimbursed	1.49	%(f)	1.52%		1.55%		1.60%		1.60%		1.59%

Net investment income	0.47	%(f)	0.15%		0.32%		1.05%		0.86%		0.62%

Supplemental Data
Net assets, end of period (000)	$2,107		$2,486		$2,325		$3,276		$2,541		$3,017

Portfolio turnover rate	2	%(g)	6	%(g)	39	%(h)	35	%(i)	39	%(i)	30	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

See notes to financial statements.

112	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2040 Fund (continued)

	Class K
	Six Months Ended 06/30/22 (unaudited)
			Year Ended December 31,
			2021		2020		2019		2018		2017

Net asset value, beginning of period	$18.16		$18.85		$17.32		$14.70		$18.13		$17.23

Net investment income(a)	0.14		0.29		0.26		0.41		0.38		0.35
Net realized and unrealized gain (loss)		(3.48)	2.75		2.11		3.38		(1.66)		3.26

Net increase (decrease) from investment operations		(3.34)	3.04		2.37		3.79		(1.28)		3.61

Distributions(b)
From net investment income		(0.23)	(1.34)		(0.28)		(0.40)		(0.37)		(0.40)
From net realized gain	—		(2.39)		(0.56)		(0.77)		(1.78)		(2.31)

Total distributions		(0.23)	(3.73)		(0.84)		(1.17)		(2.15)		(2.71)

Net asset value, end of period	$14.59		$18.16		$18.85		$17.32		$14.70		$18.13

Total Return(c)
Based on net asset value.	(18.49	)%(d)	16.38%		14.23%		25.96%		(7.31)%		21.66%

Ratios to Average Net Assets(e)
Total expenses	0.53	%(f)	0.56%		0.53%		0.35%		0.35%		0.34%

Total expenses after fees waived and/or reimbursed	0.24	%(f)	0.27%		0.29%		0.35%		0.35%		0.34%

Net investment income	1.73	%(f)	1.44%		1.58%		2.42%		2.09%		1.87%

Supplemental Data
Net assets, end of period (000)	$78,257		$85,150		$57,407		$47,987		$28,294		$40,407

Portfolio turnover rate	2	%(g)	6	%(g)	39	%(h)	35	%(i)	39	%(i)	30	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	113

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2040 Fund (continued)

	Class R
	Six Months Ended 06/30/22 (unaudited)
			Year Ended December 31,
			2021		2020		2019		2018		2017

Net asset value, beginning of period	$17.73		$18.51		$17.02		$14.48		$17.89		$17.04

Net investment income(a)	0.08		0.14		0.16		0.28		0.25		0.22
Net realized and unrealized gain (loss)		(3.39)	2.70		2.06		3.34		(1.63)		3.22

Net increase (decrease) from investment operations		(3.31)	2.84		2.22		3.62		(1.38)		3.44

Distributions(b)
From net investment income		(0.18)	(1.23)		(0.17)		(0.31)		(0.25)		(0.28)
From net realized gain	—		(2.39)		(0.56)		(0.77)		(1.78)		(2.31)

Total distributions		(0.18)	(3.62)		(0.73)		(1.08)		(2.03)		(2.59)

Net asset value, end of period	$14.24		$17.73		$18.51		$17.02		$14.48		$17.89

Total Return(c)
Based on net asset value	(18.76	)%(d)	15.55%		13.45%		25.10%		(7.92)%		20.86%

Ratios to Average Net Assets(e)
Total expenses	1.23	%(f)	1.26%		1.21%		1.01%		1.00%		0.99%

Total expenses after fees waived and/or reimbursed	0.94	%(f)	0.97%		0.98%		1.00%		1.00%		0.99%

Net investment income	1.03	%(f)	0.72%		0.96%		1.70%		1.41%		1.22%

Supplemental Data
Net assets, end of period (000)	$4,536		$4,977		$3,946		$4,005		$2,078		$3,132

Portfolio turnover rate	2	%(g)	6	%(g)	39	%(h)	35	%(i)	39	%(i)	30	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds. (f) Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

See notes to financial statements.

114	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2045 Fund

	Institutional
	Six Months Ended 06/30/22 (unaudited)
			Year Ended December 31,
			2021		2020		2019		2018		2017

Net asset value, beginning of period	$17.81		$17.06		$15.31		$12.75		$15.41		$13.88

Net investment income(a)	0.10		0.20		0.21		0.31		0.26		0.23
Net realized and unrealized gain (loss)		(3.54)	2.79		1.91		3.04		(1.47)		2.83

Net increase (decrease) from investment operations		(3.44)	2.99		2.12		3.35		(1.21)		3.06

Distributions(b)
From net investment income		(0.22)	(1.16)		(0.22)		(0.31)		(0.29)		(0.29)
From net realized gain	—		(1.08)		(0.15)		(0.48)		(1.16)		(1.24)

Total distributions		(0.22)	(2.24)		(0.37)		(0.79)		(1.45)		(1.53)

Net asset value, end of period	$14.15		$17.81		$17.06		$15.31		$12.75		$15.41

Total Return(c)
Based on net asset value	(19.45	)%(d)	17.61%		14.31%		26.38%		(8.18)%		22.29%

Ratios to Average Net Assets(e)
Total expenses	0.80	%(f)	0.84%		0.82%		0.58%		0.58%		0.56%

Total expenses after fees waived and/or reimbursed	0.49	%(f)	0.51%		0.53%		0.56%		0.55%		0.53%

Net investment income	1.30	%(f)	1.07%		1.43%		2.13%		1.68%		1.54%

Supplemental Data
Net assets, end of period (000)	$5,556		$8,641		$7,491		$4,656		$2,967		$8,267

Portfolio turnover rate	1	%(g)	—	%(g)(h)	26	%(i)	49	%(j)	47	%(j)	46	%(j)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)	Rounds to less than 1%.
(i)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(j)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	115

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2045 Fund (continued)

	Investor A
	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,
			2021		2020		2019		2018		2017

Net asset value, beginning of period	$17.75		$17.02		$15.27		$12.72		$15.40		$13.87

Net investment income(a)	0.09		0.16		0.16		0.26		0.24		0.21
Net realized and unrealized gain (loss)		(3.54)	2.77		1.92		3.05		(1.50)		2.82

Net increase (decrease) from investment operations		(3.45)	2.93		2.08		3.31		(1.26)		3.03

Distributions(b)
From net investment income		(0.20)	(1.12)		(0.18)		(0.28)		(0.26)		(0.26)
From net realized gain	—		(1.08)		(0.15)		(0.48)		(1.16)		(1.24)

Total distributions		(0.20)	(2.20)		(0.33)		(0.76)		(1.42)		(1.50)

Net asset value, end of period	$14.10		$17.75		$17.02		$15.27		$12.72		$15.40

Total Return(c)
Based on net asset value	(19.55	)%(d)	17.33%		14.03%		26.05%		(8.44)%		22.05%

Ratios to Average Net Assets(e)
Total expenses	1.05	%(f)	1.09%		1.05%		0.84%		0.83%		0.82%

Total expenses after fees waived and/or reimbursed	0.74	%(f)	0.76%		0.79%		0.81%		0.80%		0.78%

Net investment income	1.08	%(f)	0.84%		1.12%		1.82%		1.56%		1.38%

Supplemental Data
Net assets, end of period (000)	$18,268		$21,856		$17,996		$18,811		$17,742		$20,152

Portfolio turnover rate	1	%(g)	—	%(g)(h)	26	%(i)	49	%(j)	47	%(j)	46	%(j)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)	Rounds to less than 1%.
(i)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(j)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

See notes to financial statements.

116	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2045 Fund (continued)

	Investor C
	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,
			2021		2020		2019		2018		2017

Net asset value, beginning of period	$17.42		$16.78		$15.04		$12.54		$15.20		$13.71

Net investment income(a)	0.03		0.02		0.04		0.15		0.12		0.08
Net realized and unrealized gain (loss)		(3.47)	2.72		1.90		2.99		(1.47)		2.79

Net increase (decrease) from investment operations		(3.44)	2.74		1.94		3.14		(1.35)		2.87

Distributions(b)
From net investment income		(0.16)	(1.02)		(0.05)		(0.16)		(0.15)		(0.14)
From net realized gain	—		(1.08)		(0.15)		(0.48)		(1.16)		(1.24)

Total distributions		(0.16)	(2.10)		(0.20)		(0.64)		(1.31)		(1.38)

Net asset value, end of period	$13.82		$17.42		$16.78		$15.04		$12.54		$15.20

Total Return(c)
Based on net asset value	(19.85	)%(d)	16.40%		13.16%		25.07%		(9.13)%		21.10%

Ratios to Average Net Assets(e)
Total expenses	1.80	%(f)	1.84%		1.81%		1.64%		1.63%		1.62%

Total expenses after fees waived and/or reimbursed	1.49	%(f)	1.51%		1.55%		1.61%		1.60%		1.58%

Net investment income	0.37	%(f)	0.08%		0.29%		1.04%		0.78%		0.56%

Supplemental Data
Net assets, end of period (000)	$1,607		$1,392		$1,129		$1,732		$1,535		$1,375

Portfolio turnover rate	1	%(g)	—	%(g)(h)	26	%(i)	49	%(j)	47	%(j)	46	%(j)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)	Rounds to less than 1%.
(i)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(j)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	117

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2045 Fund (continued)

	Class K
	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,
			2021		2020		2019		2018		2017

Net asset value, beginning of period	$18.05		$17.25		$15.48		$12.88		$15.57		$14.01

Net investment income(a)	0.13		0.26		0.26		0.39		0.32		0.29
Net realized and unrealized gain (loss)		(3.60)	2.81		1.91		3.03		(1.52)		2.84

Net increase (decrease) from investment operations		(3.47)	3.07		2.17		3.42		(1.20)		3.13

Distributions(b)
From net investment income		(0.24)	(1.19)		(0.25)		(0.34)		(0.33)		(0.33)
From net realized gain	—		(1.08)		(0.15)		(0.48)		(1.16)		(1.24)

Total distributions		(0.24)	(2.27)		(0.40)		(0.82)		(1.49)		(1.57)

Net asset value, end of period	$14.34		$18.05		$17.25		$15.48		$12.88		$15.57

Total Return(c)
Based on net asset value	(19.36	)%(d)	17.93%		14.54%		26.67%		(7.99)%		22.58%

Ratios to Average Net Assets(e)
Total expenses	0.55	%(f)	0.59%		0.57%		0.37%		0.38%		0.37%

Total expenses after fees waived and/or reimbursed	0.24	%(f)	0.26%		0.29%		0.34%		0.35%		0.33%

Net investment income	1.59	%(f)	1.35%		1.73%		2.60%		2.04%		1.90%

Supplemental Data
Net assets, end of period (000)	$74,070		$82,853		$56,683		$20,936		$4,471		$3,385

Portfolio turnover rate	1	%(g)	—	%(g)(h)	26	%(i)	49	%(j)	47	%(j)	46	%(j)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)	Rounds to less than 1%.
(i)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(j)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

See notes to financial statements.

118	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2045 Fund (continued)

	Class R
	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,
			2021		2020		2019		2018		2017

Net asset value, beginning of period	$17.68		$16.97		$15.23		$12.69		$15.37		$13.85

Net investment income(a)	0.07		0.12		0.13		0.24		0.21		0.19
Net realized and unrealized gain (loss)		(3.52)	2.77		1.90		3.03		(1.49)		2.80

Net increase (decrease) from investment operations		(3.45)	2.89		2.03		3.27		(1.28)		2.99

Distributions(b)
From net investment income		(0.19)	(1.10)		(0.14)		(0.25)		(0.24)		(0.23)
From net realized gain	—		(1.08)		(0.15)		(0.48)		(1.16)		(1.24)

Total distributions		(0.19)	(2.18)		(0.29)		(0.73)		(1.40)		(1.47)

Net asset value, end of period	$14.04		$17.68		$16.97		$15.23		$12.69		$15.37

Total Return(c)
Based on net asset value	(19.64	)%(d)	17.10%		13.73%		25.83%		(8.63)%		21.81%

Ratios to Average Net Assets(e)
Total expenses	1.25	%(f)	1.29%		1.24%		1.04%		1.03%		1.02%

Total expenses after fees waived and/or reimbursed	0.94	%(f)	0.96%		0.99%		1.01%		1.00%		0.98%

Net investment income	0.90	%(f)	0.64%		0.87%		1.65%		1.38%		1.24%

Supplemental Data
Net assets, end of period (000)	$2,828		$2,989		$2,454		$4,104		$3,196		$3,039

Portfolio turnover rate	1	%(g)	—	%(g)(h)	26	%(i)	49	%(j)	47	%(j)	46	%(j)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)	Rounds to less than 1%.
(i)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(j)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	119

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2050 Fund

	Institutional
	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,
			2021		2020		2019		2018		2017

Net asset value, beginning of period	$22.99		$22.78		$20.39		$17.13		$21.54		$18.58

Net investment income(a)	0.13		0.26		0.24		0.41		0.36		0.33
Net realized and unrealized gain (loss)		(4.78)	3.83		2.67		4.09		(2.07)		3.89

Net increase (decrease) from investment operations		(4.65)	4.09		2.91		4.50		(1.71)		4.22

Distributions(b)
From net investment income		(0.29)	(1.69)		(0.26)		(0.42)		(0.42)		(0.40)
From net realized gain	—		(2.19)		(0.26)		(0.82)		(2.28)		(0.86)

Total distributions		(0.29)	(3.88)		(0.52)		(1.24)		(2.70)		(1.26)

Net asset value, end of period	$18.05		$22.99		$22.78		$20.39		$17.13		$21.54

Total Return(c)
Based on net asset value	(20.36	)%(d)	18.15%		14.80%		26.38%		(8.27)%		22.85%

Ratios to Average Net Assets(e)
Total expenses	0.80	%(f)	0.84%		0.79%		0.56%		0.56%		0.54%

Total expenses after fees waived and/or reimbursed	0.52	%(f)	0.54%		0.54%		0.55%		0.55%		0.53%

Net investment income	1.28	%(f)	1.04%		1.24%		2.07%		1.68%		1.59%

Supplemental Data
Net assets, end of period (000)	$15,503		$21,290		$19,215		$16,870		$11,376		$18,804

Portfolio turnover rate	2	%(g)	1	%(g)	31	%(h)	42	%(i)	43	%(i)	35	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

See notes to financial statements.

120	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2050 Fund (continued)

	Investor A
	Six Months Ended 06/30/22 (unaudited)
			Year Ended December 31,
			2021		2020		2019		2018		2017

Net asset value, beginning of period	$22.87		$22.69		$20.31		$17.06		$21.47		$18.54

Net investment income(a)	0.11		0.19		0.19		0.34		0.31		0.29
Net realized and unrealized gain (loss)		(4.76)	3.82		2.66		4.10		(2.07)		3.86

Net increase (decrease) from investment operations		(4.65)	4.01		2.85		4.44		(1.76)		4.15

Distributions(b)
From net investment income		(0.27)	(1.64)		(0.21)		(0.37)		(0.37)		(0.36)
From net realized gain	—		(2.19)		(0.26)		(0.82)		(2.28)		(0.86)

Total distributions		(0.27)	(3.83)		(0.47)		(1.19)		(2.65)		(1.22)

Net asset value, end of period	$17.95		$22.87		$22.69		$20.31		$17.06		$21.47

Total Return(c)
Based on net asset value	(20.47	)%(d)	17.88%		14.50%		26.11%		(8.51)%		22.48%

Ratios to Average Net Assets(e)
Total expenses	1.05	%(f)	1.09%		1.04%		0.81%		0.81%		0.79%

Total expenses after fees waived and/or reimbursed	0.77	%(f)	0.79%		0.79%		0.80%		0.80%		0.78%

Net investment income	1.04	%(f)	0.78%		0.96%		1.76%		1.47%		1.43%

Supplemental Data
Net assets, end of period (000)	$62,230		$77,982		$73,608		$75,986		$70,181		$82,949

Portfolio turnover rate	2	%(g)	1	%(g)	31	%(h)	42	%(i)	43	%(i)	35	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	121

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2050 Fund (continued)

	Investor C

	Six Months Ended 06/30/22 (unaudited)
			Year Ended December 31,
			2021		2020		2019		2018		2017

Net asset value, beginning of period	$22.42		$22.36		$20.02		$16.86		$21.26		$18.38

Net investment income(a)	0.03		0.01		0.04		0.20		0.14		0.14
Net realized and unrealized gain (loss)		(4.65)	3.75		2.62		4.02		(2.05)		3.81

Net increase (decrease) from investment operations		(4.62)	3.76		2.66		4.22		(1.91)		3.95

Distributions(b)
From net investment income		(0.20)	(1.51)		(0.06)		(0.24)		(0.21)		(0.21)
From net realized gain	—		(2.19)		(0.26)		(0.82)		(2.28)		(0.86)

Total distributions		(0.20)	(3.70)		(0.32)		(1.06)		(2.49)		(1.07)

Net asset value, end of period	$17.60		$22.42		$22.36		$20.02		$16.86		$21.26

Total Return(c)
Based on net asset value	(20.74	)%(d)	17.00%		13.60%		25.10%		(9.25)%		21.53%

Ratios to Average Net Assets(e)

Total expenses	1.80	%(f)	1.84%		1.80%		1.61%		1.61%		1.59%

Total expenses after fees waived and/or reimbursed	1.52	%(f)	1.54%		1.55%		1.60%		1.60%		1.58%

Net investment income	0.29	%(f)	0.05%		0.19%		1.01%		0.68%		0.66%

Supplemental Data
Net assets, end of period (000)	$1,618		$2,002		$1,477		$1,774		$1,299		$1,211

Portfolio turnover rate	2	%(g)	1	%(g)	31	%(h)	42	%(i)	43	%(i)	35	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

See notes to financial statements.

122	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2050 Fund (continued)

	Class K

	Six Months Ended 06/30/22 (unaudited)
			Year Ended December 31,
			2021		2020		2019		2018		2017

Net asset value, beginning of period	$23.10		$22.86		$20.46		$17.18		$21.59		$18.63

Net investment income(a)	0.16		0.33		0.29		0.50		0.37		0.39
Net realized and unrealized gain (loss)		(4.80)	3.83		2.68		4.06		(2.05)		3.88

Net increase (decrease) from investment operations		(4.64)	4.16		2.97		4.56		(1.68)		4.27

Distributions(b)
From net investment income		(0.32)	(1.73)		(0.31)		(0.46)		(0.45)		(0.45)
From net realized gain	—		(2.19)		(0.26)		(0.82)		(2.28)		(0.86)

Total distributions		(0.32)	(3.92)		(0.57)		(1.28)		(2.73)		(1.31)

Net asset value, end of period	$18.14		$23.10		$22.86		$20.46		$17.18		$21.59

Total Return(c)
Based on net asset value	(20.25	)%(d)	18.45%		15.07%		26.67%		(8.11)%		23.07%

Ratios to Average Net Assets(e)
Total expenses	0.55	%(f)	0.59%		0.55%		0.36%		0.36%		0.34%

Total expenses after fees waived and/or reimbursed	0.27	%(f)	0.29%		0.30%		0.35%		0.35%		0.33%

Net investment income	1.55	%(f)	1.34%		1.47%		2.54%		1.69%		1.89%

Supplemental Data
Net assets, end of period (000)	$60,233		$66,065		$35,574		$16,383		$4,504		$17,057

Portfolio turnover rate	2	%(g)	1	%(g)	31	%(h)	42	%(i)	43	%(i)	35	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	123

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2050 Fund (continued)

	Class R
	Six Months Ended 06/30/22 (unaudited)
			Year Ended December 31,
			2021		2020		2019		2018		2017

Net asset value, beginning of period	$22.74		$22.59		$20.23		$17.00		$21.42		$18.50

Net investment income(a)	0.09		0.15		0.15		0.31		0.27		0.25
Net realized and unrealized gain (loss)		(4.73)	3.80		2.64		4.08		(2.08)		3.85

Net increase (decrease) from investment operations		(4.64)	3.95		2.79		4.39		(1.81)		4.10

Distributions(b)
From net investment income		(0.25)	(1.61)		(0.17)		(0.34)		(0.33)		(0.32)
From net realized gain	—		(2.19)		(0.26)		(0.82)		(2.28)		(0.86)

Total distributions		(0.25)	(3.80)		(0.43)		(1.16)		(2.61)		(1.18)

Net asset value, end of period	$17.85		$22.74		$22.59		$20.23		$17.00		$21.42

Total Return(c)
Based on net asset value	(20.53	)%(d)	17.65%		14.23%		25.92%		(8.74)%		22.24%

Ratios to Average Net Assets(e)
Total expenses	1.25	%(f)	1.29%		1.24%		1.01%		1.01%		0.99%

Total expenses after fees waived and/or reimbursed	0.97	%(f)	0.99%		1.00%		1.00%		1.00%		0.98%

Net investment income	0.85	%(f)	0.60%		0.77%		1.57%		1.29%		1.22%

Supplemental Data
Net assets, end of period (000)	$2,659		$3,149		$2,647		$2,558		$1,620		$1,548

Portfolio turnover rate	2	%(g)	1	%(g)	31	%(h)	42	%(i)	43	%(i)	35	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

See notes to financial statements.

124	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2055 Fund

	Institutional
	Six Months Ended 06/30/22 (unaudited)
			Year Ended December 31,
			2021		2020		2019		2018		2017

Net asset value, beginning of period	$18.90		$17.94		$15.90		$13.19		$15.86		$14.28

Net investment income(a)	0.10		0.20		0.20		0.32		0.26		0.24
Net realized and unrealized gain (loss)		(3.95)	3.07		2.18		3.16		(1.56)		2.93

Net increase (decrease) from investment operations		(3.85)	3.27		2.38		3.48		(1.30)		3.17

Distributions(b)
From net investment income		(0.21)	(1.24)		(0.21)		(0.31)		(0.29)		(0.29)
From net realized gain	—		(1.07)		(0.13)		(0.46)		(1.08)		(1.30)

Total distributions		(0.21)	(2.31)		(0.34)		(0.77)		(1.37)		(1.59)

Net asset value, end of period	$14.84		$18.90		$17.94		$15.90		$13.19		$15.86

Total Return(c)
Based on net asset value	(20.49	)%(d)	18.43%		15.47%		26.48%		(8.43)%		22.57%

Ratios to Average Net Assets(e)
Total expenses	0.82	%(f)	0.87%		0.85%		0.59%		0.61%		0.59%

Total expenses after fees waived and/or reimbursed	0.52	%(f)	0.54%		0.54%		0.54%		0.55%		0.52%

Net investment income	1.17	%(f)	0.99%		1.30%		2.14%		1.65%		1.54%

Supplemental Data
Net assets, end of period (000)	$5,619		$7,814		$6,308		$3,461		$1,748		$4,863

Portfolio turnover rate	1	%(g)	2	%(g)	23	%(h)	54	%(i)	57	%(i)	59	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	125

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2055 Fund (continued)

	Investor A
	Six Months Ended 06/30/22 (unaudited)
			Year Ended December 31,
			2021		2020		2019		2018		2017

Net asset value, beginning of period	$18.78		$17.85		$15.82		$13.13		$15.81		$14.25

Net investment income(a)	0.08		0.15		0.16		0.27		0.24		0.22
Net realized and unrealized gain (loss)		(3.92)	3.06		2.17		3.15		(1.57)		2.90

Net increase (decrease) from investment operations		(3.84)	3.21		2.33		3.42		(1.33)		3.12

Distributions(b)
From net investment income		(0.19)	(1.21)		(0.17)		(0.27)		(0.27)		(0.26)
From net realized gain	—		(1.07)		(0.13)		(0.46)		(1.08)		(1.30)

Total distributions		(0.19)	(2.28)		(0.30)		(0.73)		(1.35)		(1.56)

Net asset value, end of period	$14.75		$18.78		$17.85		$15.82		$13.13		$15.81

Total Return(c)
Based on net asset value	(20.55	)%(d)	18.13%		15.17%		26.12%		(8.63)%		22.24%

Ratios to Average Net Assets(e)
Total expenses	1.07	%(f)	1.12%		1.09%		0.85%		0.86%		0.85%

Total expenses after fees waived and/or reimbursed	0.77	%(f)	0.79%		0.80%		0.80%		0.80%		0.78%

Net investment income	0.93	%(f)	0.75%		1.05%		1.81%		1.53%		1.39%

Supplemental Data
Net assets, end of period (000)	$14,912		$17,422		$15,871		$13,347		$11,583		$11,416

Portfolio turnover rate	1	%(g)	2	%(g)	23	%(h)	54	%(i)	57	%(i)	59	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

See notes to financial statements.

126	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2055 Fund (continued)

	Investor C
	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,

			2021		2020		2019		2018		2017

Net asset value, beginning of period	$18.42		$17.59		$15.58		$12.95		$15.62		$14.11

Net investment income(a)	0.01		(0.00	)(b)	0.04		0.16		0.12		0.10
Net realized and unrealized gain (loss)		(3.84)	3.00		2.15		3.10		(1.56)		2.86

Net increase (decrease) from investment operations		(3.83)	3.00		2.19		3.26		(1.44)		2.96

Distributions(c)
From net investment income		(0.13)	(1.10)		(0.05)		(0.17)		(0.15)		(0.15)
From net realized gain	—		(1.07)		(0.13)		(0.46)		(1.08)		(1.30)

Total distributions		(0.13)	(2.17)		(0.18)		(0.63)		(1.23)		(1.45)

Net asset value, end of period	$14.46		$18.42		$17.59		$15.58		$12.95		$15.62

Total Return(d)
Based on net asset value	(20.87	)%(e)	17.19%		14.32%		25.17%		(9.36)%		21.24%

Ratios to Average Net Assets(f)
Total expenses	1.81	%(g)	1.87%		1.84%		1.65%		1.66%		1.65%

Total expenses after fees waived and/or reimbursed	1.52	%(g)	1.54%		1.56%		1.60%		1.60%		1.58%

Net investment income	0.18	%(g)	(0.00)%		0.27%		1.08%		0.75%		0.62%

Supplemental Data
Net assets, end of period (000)	$1,137		$1,340		$1,071		$1,212		$862		$729

Portfolio turnover rate	1	%(h)	2	%(h)	23	%(i)	54	%(j)	57	%(j)	59	%(j)

(a)	Based on average shares outstanding.
(b)	Amount is greater than $(0.005) per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(i)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(j)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	127

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2055 Fund (continued)

	Class K
	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,

			2021		2020		2019		2018		2017

Net asset value, beginning of period	$19.21		$18.19		$16.12		$13.36		$16.06		$14.45

Net investment income(a)	0.12		0.26		0.25		0.40		0.32		0.30
Net realized and unrealized gain (loss)		(4.01)	3.11		2.20		3.16		(1.60)		2.94

Net increase (decrease) from investment operations		(3.89)	3.37		2.45		3.56		(1.28)		3.24

Distributions(b)
From net investment income		(0.23)	(1.28)		(0.25)		(0.34)		(0.34)		(0.33)
From net realized gain	—		(1.07)		(0.13)		(0.46)		(1.08)		(1.30)

Total distributions		(0.23)	(2.35)		(0.38)		(0.80)		(1.42)		(1.63)

Net asset value, end of period	$15.09		$19.21		$18.19		$16.12		$13.36		$16.06

Total Return(c)
Based on net asset value	(20.37	)%(d)	18.72%		15.69%		26.75%		(8.21)%		22.79%

Ratios to Average Net Assets(e)

Total expenses	0.56	%(f)	0.62%		0.60%		0.39%		0.41%		0.40%

Total expenses after fees waived and/or reimbursed	0.27	%(f)	0.29%		0.30%		0.34%		0.35%		0.33%

Net investment income	1.44	%(f)	1.28%		1.58%		2.58%		1.99%		1.88%

Supplemental Data
Net assets, end of period (000)	$49,219		$53,041		$30,189		$7,240		$1,920		$1,426

Portfolio turnover rate	1	%(g)	2	%(g)	23	%(h)	54	%(i)	57	%(i)	59	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

See notes to financial statements.

128	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2055 Fund (continued)

	Class R
	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,

			2021		2020		2019		2018		2017

Net asset value, beginning of period	$18.72		$17.82		$15.78		$13.11		$15.80		$14.25

Net investment income(a)	0.06		0.12		0.13		0.24		0.21		0.19

Net realized and unrealized gain (loss)		(3.90)	3.03		2.17		3.15		(1.58)		2.89

Net increase (decrease) from investment operations		(3.84)	3.15		2.30		3.39		(1.37)		3.08

Distributions(b)
From net investment income		(0.18)	(1.18)		(0.13)		(0.26)		(0.24)		(0.23)
From net realized gain	—		(1.07)		(0.13)		(0.46)		(1.08)		(1.30)

Total distributions		(0.18)	(2.25)		(0.26)		(0.72)		(1.32)		(1.53)

Net asset value, end of period	$14.70		$18.72		$17.82		$15.78		$13.11		$15.80

Total Return(c)
Based on net asset value	(20.63	)%(d)	17.83%		14.96%		25.89%		(8.87)%		21.95%

Ratios to Average Net Assets(e)
Total expenses	1.26	%(f)	1.32%		1.28%		1.04%		1.06%		1.05%

Total expenses after fees waived and/or reimbursed	0.97	%(f)	0.99%		1.00%		1.00%		1.00%		0.98%

Net investment income	0.74	%(f)	0.59%		0.85%		1.59%		1.34%		1.20%

Supplemental Data
Net assets, end of period (000)	$1,961		$2,204		$1,306		$2,088		$859		$768

Portfolio turnover rate	1	%(g)	2	%(g)	23	%(h)	54	%(i)	57	%(i)	59	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	129

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2060 Fund

	Institutional

	Six Months Ended										Period from
	06/30/22		Year Ended December 31,								05/31/17	(a)
	(unaudited)		2021		2020		2019		2018		to 12/31/17

Net asset value, beginning of period	$13.93		$12.85		$11.47		$9.34		$11.02		$10.00

Net investment income(b)	0.07		0.16		0.16		0.26		0.19		0.13
Net realized and unrealized gain (loss)		(2.90)	2.17		1.44		2.20		(1.13)		1.04

Net increase (decrease) from investment operations		(2.83)	2.33		1.60		2.46		(0.94)		1.17

Distributions(c)
From net investment income		(0.14)	(0.73)		(0.17)		(0.21)		(0.24)			(0.15)
From net realized gain	—		(0.52)		(0.05)		(0.12)		(0.50)		—

Total distributions		(0.14)	(1.25)		(0.22)		(0.33)		(0.74)			(0.15)

Net asset value, end of period	$10.96		$13.93		$12.85		$11.47		$9.34		$11.02

Total Return(d)
Based on net asset value	(20.41	)%(e)	18.14%		14.34%		26.47	%(f)	(8.64)%		11.71	%(e)

Ratios to Average Net Assets(g)
Total expenses	0.94	%(h)	1.05%		1.12%		0.92%		1.10%		1.03	%(h)(i)

Total expenses after fees waived and/or reimbursed	0.52	%(h)	0.52%		0.52%		0.54%		0.55%		0.56	%(h)

Net investment income	1.16	%(h)	1.09%		1.40%		2.39%		1.73%		2.07	%(h)

Supplemental Data
Net assets, end of period (000)	$1,235		$1,314		$1,197		$237		$19		$27

Portfolio turnover rate	2	%(j)	5	%(j)	18	%(k)	44	%(l)	58	%(l)	35	%(l)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes payment received from an affiliate, which impacted the Fund’s total return. Excluding the payment from an affiliate, the Fund’s total return is 26.36%.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 1.37%.
(j)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(k)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(l)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio and Master Total Return Portfolio.

See notes to financial statements.

130	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2060 Fund (continued)

	Investor A
	Six Months Ended										Period from
	06/30/22		Year Ended December 31,								05/31/17	(a)
	(unaudited)		2021		2020		2019		2018		to 12/31/17

Net asset value, beginning of period	$13.91		$12.84		$11.46		$9.33		$11.02		$10.00

Net investment income(b)	0.06		0.12		0.12		0.23		0.17		0.11
Net realized and unrealized gain (loss)		(2.90)	2.17		1.45		2.21		(1.13)		1.04

Net increase (decrease) from investment operations		(2.84)	2.29		1.57		2.44		(0.96)		1.15

Distributions(c)
From net investment income		(0.13)	(0.70)		(0.14)		(0.19)		(0.23)			(0.13)
From net realized gain	—		(0.52)		(0.05)		(0.12)		(0.50)		—

Total distributions		(0.13)	(1.22)		(0.19)		(0.31)		(0.73)			(0.13)

Net asset value, end of period	$10.94		$13.91		$12.84		$11.46		$9.33		$11.02

Total Return(d)
Based on net asset value	(20.51	)%(e)	17.87%		14.03%		26.20	%(f)	(8.90)%		11.56	%(e)

Ratios to Average Net Assets(g)
Total expenses	1.19	%(h)	1.30%		1.36%		1.17%		1.36%		1.29	%(h)(i)

Total expenses after fees waived and/or reimbursed	0.77	%(h)	0.77%		0.80%		0.79%		0.80%		0.82	%(h)

Net investment income	0.95	%(h)	0.84%		1.14%		2.11%		1.61%		1.76	%(h)

Supplemental Data
Net assets, end of period (000)	$1,323		$1,054		$580		$390		$75		$28

Portfolio turnover rate	2	%(j)	5	%(j)	18	%(k)	44	%(l)	58	%(l)	35	%(l)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes payment received from an affiliate, which impacted the Fund’s total return. Excluding the payment from an affiliate, the Fund’s total return is 26.09%.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 1.62%.
(j)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(k)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(l)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio and Master Total Return Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	131

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2060 Fund (continued)

	Investor C

	Six Months Ended										Period from
	06/30/22		Year Ended December 31,								05/31/17	(a)
	(unaudited)		2021		2020		2019		2018		to 12/31/17

Net asset value, beginning of period	$13.86		$12.83		$11.45		$9.34		$11.02		$10.00

Net investment income(b)	0.01		0.02		0.04		0.11		0.08		0.06
Net realized and unrealized gain (loss)		(2.88)	2.16		1.45		2.23		(1.13)		1.05

Net increase (decrease) from investment operations		(2.87)	2.18		1.49		2.34		(1.05)		1.11

Distributions(c)
From net investment income		(0.09)	(0.63)		(0.06)		(0.11)		(0.13)			(0.09)
From net realized gain	—		(0.52)		(0.05)		(0.12)		(0.50)		—

Total distributions		(0.09)	(1.15)		(0.11)		(0.23)		(0.63)			(0.09)

Net asset value, end of period	$10.90		$13.86		$12.83		$11.45		$9.34		$11.02

Total Return(d)
Based on net asset value	(20.82	)%(e)	16.98%		13.16%		25.09	%(f)	(9.60)%		11.07	%(e)

Ratios to Average Net Assets(g)
Total expenses	1.94	%(h)	2.05%		2.11%		2.03%		2.16%		2.08	%(h)(i)

Total expenses after fees waived and/or reimbursed	1.52	%(h)	1.51%		1.55%		1.61%		1.60%		1.61	%(h)

Net investment income	0.15	%(h)	0.11%		0.38%		1.07%		0.71%		0.94	%(h)

Supplemental Data
Net assets, end of period (000)	$83		$96		$45		$33		$25		$28

Portfolio turnover rate	2	%(j)	5	%(j)	18	%(k)	44	%(l)	58	%(l)	35	%(l)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 2.41%.
(j)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(k)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(l)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio and Master Total Return Portfolio.

See notes to financial statements.

132	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2060 Fund (continued)

	Class K

	Six Months Ended										Period from
	06/30/22		Year Ended December 31,								05/31/17	(a)
	(unaudited)		2021		2020		2019		2018		to 12/31/17

Net asset value, beginning of period	$13.95		$12.87		$11.48		$9.34		$11.02		$10.00

Net investment income(b)	0.09		0.19		0.18		0.26		0.22		0.13
Net realized and unrealized gain (loss)		(2.91)	2.17		1.45		2.23		(1.13)		1.05

Net increase (decrease) from investment operations		(2.82)	2.36		1.63		2.49		(0.91)		1.18

Distributions(c)
From net investment income		(0.16)	(0.76)		(0.19)		(0.23)		(0.27)			(0.16)
From net realized gain	—		(0.52)		(0.05)		(0.12)		(0.50)		—

Total distributions		(0.16)	(1.28)		(0.24)		(0.35)		(0.77)			(0.16)

Net asset value, end of period	$10.97		$13.95		$12.87		$11.48		$9.34		$11.02

Total Return(d)
Based on net asset value	(20.35	)%(e)	18.43%		14.62%		26.74	%(f)	(8.45)%		11.82	%(e)

Ratios to Average Net Assets(g)
Total expenses	0.69	%(h)	0.80%		0.87%		0.77%		0.90%		0.82	%(h)(i)

Total expenses after fees waived and/or reimbursed	0.27	%(h)	0.27%		0.29%		0.36%		0.35%		0.35	%(h)

Net investment income	1.41	%(h)	1.34%		1.62%		2.40%		1.96%		2.11	%(h)

Supplemental Data
Net assets, end of period (000)	$16,475		$17,030		$8,747		$3,384		$1,862		$2,116

Portfolio turnover rate	2	%(j)	5	%(j)	18	%(k)	44	%(l)	58	%(l)	35	%(l)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes payment received from an affiliate, which impacted the Fund’s total return. Excluding the payment from an affiliate, the Fund’s total return is 26.64%.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 1.15%.
(j)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(k)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(l)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio and Master Total Return Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	133

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2060 Fund (continued)

	Class R

	Six Months Ended										Period from
	06/30/22		Year Ended December 31,								05/31/17	(a)
	(unaudited)		2021		2020		2019		2018		to 12/31/17

Net asset value, beginning of period	$13.91		$12.85		$11.46		$9.34		$11.02		$10.00

Net investment income(b)	0.04		0.09		0.10		0.40		0.15		0.10
Net realized and unrealized gain (loss)		(2.89)	2.17		1.45		2.02		(1.13)		1.04

Net increase (decrease) from investment operations		(2.85)	2.26		1.55		2.42		(0.98)		1.14

Distributions(c)
From net investment income		(0.12)	(0.68)		(0.11)		(0.18)		(0.20)			(0.12)
From net realized gain	—		(0.52)		(0.05)		(0.12)		(0.50)		—

Total distributions		(0.12)	(1.20)		(0.16)		(0.30)		(0.70)			(0.12)

Net asset value, end of period	$10.94		$13.91		$12.85		$11.46		$9.34		$11.02

Total Return(d)
Based on net asset value	(20.59	)%(e)	17.63%		13.84%		25.92	%(f)	(9.05)%		11.40	%(e)

Ratios to Average Net Assets(g)
Total expenses	1.39	%(h)	1.50%		1.56%		1.37%		1.55%		1.49	%(h)(i)

Total expenses after fees waived and/or reimbursed	0.97	%(h)	0.97%		0.98%		0.99%		1.00%		1.01	%(h)

Net investment income	0.73	%(h)	0.66%		0.89%		3.67%		1.30%		1.55	%(h)

Supplemental Data
Net assets, end of period (000)	$886		$817		$359		$185		$19		$22

Portfolio turnover rate	2	%(j)	5	%(j)	18	%(k)	44	%(l)	58	%(l)	35	%(l)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes payment received from an affiliate, which impacted the Fund’s total return. Excluding the payment from an affiliate, the Fund’s total return is 25.81%.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 1.82%
(j)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(k)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(l)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio and Master Total Return Portfolio.

See notes to financial statements.

134	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2065 Fund

	Institutional

	Six Months Ended						Period from
	06/30/22		Year Ended December 31,				10/30/19	(a)
	(unaudited)		2021		2020		to 12/31/19

Net asset value, beginning of period	$12.67		$11.74		$10.47		$10.00

Net investment income(b)	0.08		0.14		0.13		0.07
Net realized and unrealized gain (loss)		(2.65)	2.02		1.30		0.47

Net increase (decrease) from investment operations		(2.57)	2.16		1.43		0.54

Distributions(c)
From net investment income		(0.16)	(0.78)		(0.16)			(0.07)
From net realized gain	—		(0.45)		—		—

Total distributions		(0.16)	(1.23)		(0.16)			(0.07)

Net asset value, end of period	$9.94		$12.67		$11.74		$10.47

Total Return(d)
Based on net asset value	(20.40	)%(e)	18.43%		13.99%		5.36	%(e)

Ratios to Average Net Assets(f)
Total expenses	1.25	%(g)	1.47%		1.23%		0.83	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.50	%(g)	0.53%		0.54%		0.56	%(g)

Net investment income	1.34	%(g)	1.09%		1.34%		4.23	%(g)

Supplemental Data
Net assets, end of period (000)	$518		$596		$486		$419

Portfolio turnover rate	3	%(i)	8	%(i)	45	%(j)	3	%(k)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit fees were not annualized in the calculation of expense ratios. If this expense was annualized, the total expenses would have been 2.14%.
(i)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(j)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(k)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio and Master Total Return Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	135

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2065 Fund (continued)

	Investor A
	Six Months Ended 06/30/22 (unaudited)						Period from
			Year Ended December 31,				10/30/19	(a)
			2021		2020		to 12/31/19

Net asset value, beginning of period	$12.66		$11.74		$10.47		$10.00

Net investment income(b)	0.07		0.11		0.11		0.07
Net realized and unrealized gain (loss)		(2.66)	2.02		1.30		0.46

Net increase (decrease) from investment operations		(2.59)	2.13		1.41		0.53

Distributions(c)
From net investment income		(0.15)	(0.76)		(0.14)			(0.06)
From net realized gain	—		(0.45)		—		—

Total distributions		(0.15)	(1.21)		(0.14)			(0.06)

Net asset value, end of period	$9.92		$12.66		$11.74		$10.47

Total Return(d)
Based on net asset value	(20.57	)%(e)	18.13%		13.70%		5.32	%(e)

Ratios to Average Net Assets(f)
Total expenses	1.49	%(g)	1.72%		1.48%		1.08	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.75	%(g)	0.78%		0.79%		0.81	%(g)

Net investment income	1.20	%(g)	0.85%		1.10%		3.98	%(g)

Supplemental Data
Net assets, end of period (000)	$930		$722		$501		$419

Portfolio turnover rate	3	%(i)	8	%(i)	45	%(j)	3	%(k)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit fees were not annualized in the calculation of expense ratios. If this expense was annualized, the total expenses would have been 2.39%.
(i)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(j)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(k)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio and Master Total Return Portfolio.

See notes to financial statements.

136	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2065 Fund (continued)

	Investor C

	Six Months Ended						Period from
	06/30/22		Year Ended December 31,				10/30/19	(a)
	(unaudited)		2021		2020		to 12/31/19

Net asset value, beginning of period	$12.64		$11.74		$10.47		$10.00

Net investment income(b)	0.02		0.01		0.03		0.05
Net realized and unrealized gain (loss)		(2.64)	2.02		1.30		0.47

Net increase (decrease) from investment operations		(2.62)	2.03		1.33		0.52

Distributions(c)
From net investment income		(0.11)	(0.68)		(0.06)			(0.05)
From net realized gain	—		(0.45)		—		—

Total distributions		(0.11)	(1.13)		(0.06)			(0.05)

Net asset value, end of period	$9.91		$12.64		$11.74		$10.47

Total Return(d)
Based on net asset value	(20.83	)%(e)	17.30%		12.83%		5.18	%(e)

Ratios to Average Net Assets(f)
Total expenses	2.24	%(g)	2.47%		2.24%		1.88	%(g)(h)

Total expenses after fees waived and/or reimbursed	1.50	%(g)	1.53%		1.55%		1.61	%(g)

Net investment income	0.36	%(g)	0.08%		0.33%		3.13	%(g)

Supplemental Data
Net assets, end of period (000)	$455		$528		$470		$419

Portfolio turnover rate	3	%(i)	8	%(i)	45	%(j)	3	%(k)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit fees were not annualized in the calculation of expense ratios. If this expense was annualized, the total expenses would have been 3.19%.
(i)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(j)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(k)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio and Master Total Return Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	137

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2065 Fund (continued)

	Class K

	Six Months Ended						Period from
	06/30/22		Year Ended December 31,				10/30/19	(a)
	(unaudited)		2021		2020		to 12/31/19

Net asset value, beginning of period	$12.67		$11.74		$10.48		$10.00

Net investment income(b)	0.09		0.18		0.16		0.08
Net realized and unrealized gain (loss)		(2.64)	2.01		1.29		0.47

Net increase (decrease) from investment operations		(2.55)	2.19		1.45		0.55

Distributions(c)
From net investment income		(0.18)	(0.81)		(0.19)		(0.07)
From net realized gain	—		(0.45)		—		—

Total distributions		(0.18)	(1.26)		(0.19)		(0.07)

Net asset value, end of period	$9.94		$12.67		$11.74		$10.48

Total Return(d)
Based on net asset value	(20.30	)%(e)	18.72%		14.15%		5.49	%(e)

Ratios to Average Net Assets(f)
Total expenses	0.99	%(g)	1.22%		0.99%		0.63	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.25	%(g)	0.28%		0.30%		0.36	%(g)

Net investment income	1.61	%(g)	1.35%		1.59%		4.43	%(g)

Supplemental Data
Net assets, end of period (000)	$3,923		$4,242		$2,969		$2,514

Portfolio turnover rate	3	%(i)	8	%(i)	45	%(j)	3	%(k)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit fees were not annualized in the calculation of expense ratios. If this expense was annualized, the total expenses would have been 1.94%.
(i)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(j)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(k)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio and Master Total Return Portfolio.

See notes to financial statements.

138	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2065 Fund (continued)

	Class R

	Six Months Ended						Period from
	06/30/22		Year Ended December 31,				10/30/19	(a)
	(unaudited)		2021		2020		to 12/31/19

Net asset value, beginning of period	$12.65		$11.74		$10.47		$10.00

Net investment income(b)	0.05		0.08		0.09		0.07
Net realized and unrealized gain (loss)		(2.64)	2.01		1.30		0.46

Net increase (decrease) from investment operations		(2.59)	2.09		1.39		0.53

Distributions(c)
From net investment income		(0.14)	(0.73)		(0.12)			(0.06)
From net realized gain	—		(0.45)		—		—

Total distributions		(0.14)	(1.18)		(0.12)			(0.06)

Net asset value, end of period	$9.92		$12.65		$11.74		$10.47

Total Return(d)
Based on net asset value	(20.61	)%(e)	17.86%		13.47%		5.28	%(e)

Ratios to Average Net Assets(f)
Total expenses	1.70	%(g)	1.92%		1.68%		1.28	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.95	%(g)	0.98%		0.99%		1.01	%(g)

Net investment income	0.88	%(g)	0.63%		0.89%		3.78	%(g)

Supplemental Data
Net assets, end of period (000)	$403		$509		$470		$419

Portfolio turnover rate	3	%(i)	8	%(i)	45	%(j)	3	%(k)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit fees were not annualized in the calculation of expense ratios. If this expense was annualized, the total expenses would have been 2.59%
(i)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(j)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(k)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio and Master Total Return Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	139

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification

BlackRock LifePath® Dynamic Retirement Fund	LifePath Dynamic Retirement Fund	Diversified
BlackRock LifePath® Dynamic 2025 Fund	LifePath Dynamic 2025 Fund	Diversified
BlackRock LifePath® Dynamic 2030 Fund	LifePath Dynamic 2030 Fund	Diversified
BlackRock LifePath® Dynamic 2035 Fund	LifePath Dynamic 2035 Fund	Diversified
BlackRock LifePath® Dynamic 2040 Fund	LifePath Dynamic 2040 Fund	Diversified
BlackRock LifePath® Dynamic 2045 Fund	LifePath Dynamic 2045 Fund	Diversified
BlackRock LifePath® Dynamic 2050 Fund	LifePath Dynamic 2050 Fund	Diversified
BlackRock LifePath® Dynamic 2055 Fund	LifePath Dynamic 2055 Fund	Diversified
BlackRock LifePath® Dynamic 2060 Fund	LifePath Dynamic 2060 Fund	Diversified
BlackRock LifePath® Dynamic 2065 Fund	LifePath Dynamic 2065 Fund	Diversified

As of period end, the investment of LifePath Dynamic Retirement Fund, LifePath Dynamic 2025 Fund, LifePath Dynamic 2030 Fund, LifePath Dynamic 2035 Fund, LifePath Dynamic 2040 Fund, LifePath Dynamic 2045 Fund, LifePath Dynamic 2050 Fund, LifePath Dynamic 2055 Fund, LifePath Dynamic 2060 Fund and LifePath Dynamic 2065 Fund in the Diversified Equity Master Portfolio represented 21.0%, 25.8%, 31.5%, 37.4%, 45.1%, 49.0%, 53.0%, 52.1%, 48.5% and 50.01% respectively, of net assets. As such, financial statements of the Diversified Equity Master Portfolio including the Schedules of Investments, should be read in conjunction with respective Fund’s financial statements. Diversified Equity Master Portfolio’s financial statements are available, without charge, on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at sec.gov.

The Funds will generally invest in other registered investment companies (each, an “Underlying Fund” and collectively, the “Underlying Funds”) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates, which are affiliates of the Funds. The Funds may also invest in other master portfolios (“Underlying Master Portfolios”) that are managed by subsidiaries of BlackRock.

The value of a Fund’s investment in each of Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio and Master Total Return Portfolio reflects that Fund’s proportionate interest in the net assets of that master portfolio. As of period end, the Funds held interests in Underlying Master Portfolios as follows:

Fund Name	Diversified Equity Master Portfolio	Advantage CoreAlpha Bond Master Portfolio	International Tilts Master Portfolio	Master Total Return Portfolio

LifePath Dynamic Retirement Fund	6.2%	3.8%	5.3%	0.2%
LifePath Dynamic 2025 Fund	3.0	1.2	3.0	0.1
LifePath Dynamic 2030 Fund	10.8	2.5	11.2	0.1
LifePath Dynamic 2035 Fund	5.6	0.7	5.4	—(a)
LifePath Dynamic 2040 Fund	13.8	0.8	13.7	—(a)
LifePath Dynamic 2045 Fund	6.2	0.1	5.7	—(a)
LifePath Dynamic 2050 Fund	9.3	—(a)	8.5	—(a)
LifePath Dynamic 2055 Fund	4.7	—(a)	4.0	—(a)
LifePath Dynamic 2060 Fund	1.2	—(a)	1.0	—(a)
LifePath Dynamic 2065 Fund	0.4	—(a)	0.3	—(a)

(a)	Amount is less than 0.1%.

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Class R Shares are sold only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).

Share Class	Initial Sales Charge	CDSC		Conversion Privilege

Institutional, Class K and Class R Shares	No	No		None
Investor A Shares	Yes	No	(a)	None
Investor C Shares	No	Yes	(b)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.

The Funds, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of open-end equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

140	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Each Fund records daily its proportionate share of the Underlying Master Portfolios’ income, expenses and realized and unrealized gains and losses.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts and forward foreign currency exchange contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investments to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. Distributions from net investment income are declared quarterly and paid quarterly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

N O T E S T O F I N A N C I A L S T A T E M E N T S	141

Notes to Financial Statements (unaudited) (continued)

•

Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.

•	The Funds record their proportionate investment in the Underlying Master Portfolios at fair value, which is based upon their pro rata ownership in the net assets of the Underlying Master Portfolios.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

As of June 30, 2022, certain investments of the Funds were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value – affiliated and collateral on securities loaned, respectively.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy

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Notes to Financial Statements (unaudited) (continued)

or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:

	Securities	Cash Collateral	Non-Cash Collateral		Net
LifePath Dynamic Fund Name/Counterparty	Loaned at Value	Received (a)	Received, at Fair Value	(a)	Amount

LifePath Dynamic Retirement Fund
Credit Suisse Securities (USA) LLC	$15,395,942	$(15,395,942)	$—		$—
Goldman Sachs & Co. LLC	9,773,700	(9,773,700)	—		—

	$25,169,642	$(25,169,642)	$—		$—

LifePath Dynamic 2025 Fund
Barclays Bank PLC	$143,039	$(143,039)	$—		$—
Goldman Sachs & Co. LLC	8,221,094	(8,221,094)	—		—

	$8,364,133	$(8,364,133)	$—		$—

LifePath Dynamic 2030 Fund
Goldman Sachs & Co. LLC	$2,679,514	$(2,679,514)	$—		$—
UBS Securities LLC.	32,754	(32,754)	—		—

	$2,712,268	$(2,712,268)	$—		$—

LifePath Dynamic 2035 Fund
Goldman Sachs & Co. LLC	$7,197,691	$(7,197,691)	$—		$—
UBS Securities LLC.	172,856	(172,856)	—		—

	$7,370,547	$(7,370,547)	$—		$—

LifePath Dynamic 2040 Fund
Goldman Sachs & Co. LLC	$1,556,606	$(1,556,606)	$—		$—
Scotia Capital (USA), Inc.	1,179,488	(1,179,488)	—		—
UBS AG	3,629,976	(3,629,976)	—		—

	$6,366,070	$(6,366,070)	$—		$—

LifePath Dynamic 2045 Fund
Credit Suisse Securities (USA) LLC	$1,013,953	$(1,013,953)	$—		$—
Goldman Sachs & Co. LLC	258,240	(258,240)	—		—

	$1,272,193	$(1,272,193)	$—		$—

LifePath Dynamic 2050 Fund
Goldman Sachs & Co. LLC	$261,101	$(261,101)	$—		$—

LifePath Dynamic 2060 Fund
BNP Paribas SA	$159,029	$(159,029)	$—		$—
Goldman Sachs & Co. LLC	24,537	(24,537)	—		—
Morgan Stanley	526,183	(526,183)	—		—
Toronto-Dominion Bank	15,493	(15,493)	—		—
UBS Securities LLC	4,715	(4,715)	—		—

	$729,957	$(729,957)	$—		$—

LifePath Dynamic 2065 Fund
BNP Paribas SA	$67,952	$(67,952)	$—		$—
Morgan Stanley	160,889	(160,889)	—		—
Toronto-Dominion Bank	13,337	(13,337)	—		—
UBS Securities LLC	2,795	(2,795)	—		—

	$244,973	$(244,973)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.

N O T E S T O F I N A N C I A L S T A T E M E N T S	143

Notes to Financial Statements (unaudited) (continued)

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities. A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

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Notes to Financial Statements (unaudited) (continued)

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to 0.30% of the average daily value of each Fund’s net assets. Prior to April 29, 2022, each Fund paid the Manager a monthly fee at an annual rate equal to 0.35% of the average daily value of each Fund’s net assets.

With respect to each Fund, the Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BRS”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays each Sub-Adviser for services it provides for that portion of each Fund for which BIL and BRS acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.

Service and Distribution Fees: The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

Share Class	Service Fees	Distribution Fees

Investor A	0.25%	N/A
Investor C	0.25	0.75%
Class R	0.25	0.25

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended June 30, 2022, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

Fund Name	Investor A	Investor C	Class R	Total

LifePath Dynamic Retirement Fund	$182,402	$9,771	$13,471	$205,644
LifePath Dynamic 2025 Fund	27,353	12,307	9,124	48,784
LifePath Dynamic 2030 Fund	190,153	12,856	12,976	215,985
LifePath Dynamic 2035 Fund	31,247	16,544	8,958	56,749
LifePath Dynamic 2040 Fund	169,869	11,349	11,744	192,962
LifePath Dynamic 2045 Fund	24,989	7,694	7,264	39,947
LifePath Dynamic 2050 Fund	86,673	9,253	7,123	103,049
LifePath Dynamic 2055 Fund	20,186	6,333	5,194	31,713
LifePath Dynamic 2060 Fund	1,426	428	2,078	3,932
LifePath Dynamic 2065 Fund	969	2,375	1,134	4,478

Administration: The Trust, on behalf of the Funds, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL” or the “Administrator”), which has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Funds’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Funds. BAL is entitled to receive for these administrative services an annual fee of 0.29% based on the average daily net assets of each Fund’s Institutional, Investor A and Investor C Shares, 0.04% of the average daily net assets of Class K Shares and 0.24% of the average daily net assets of Class R Shares.

Prior to April 29, 2022, BAL was entitled to receive for these administrative services an annual fee of 0.30% based on the average daily net assets of each Fund’s Institutional, Investor A and Investor C Shares, 0.05% of the average daily net assets of Class K Shares and 0.25% of the average daily net assets of Class R Shares.

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Funds and, accordingly, have a favorable impact on their performance. BAL may delegate certain of its administration duties to sub-administrators.

For the six months ended June 30, 2022, the following table shows the class specific administration fees borne directly by each share class of each Fund:

Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total

LifePath Dynamic Retirement Fund	$66,178	$216,569	$2,900	$16,637	$6,647	$308,931
LifePath Dynamic 2025 Fund	14,597	32,475	3,652	16,253	4,500	71,477
LifePath Dynamic 2030 Fund	71,385	225,729	3,814	22,374	6,397	329,699
LifePath Dynamic 2035 Fund	15,769	37,083	4,909	20,582	4,421	82,764
LifePath Dynamic 2040 Fund	70,798	201,665	3,367	19,218	5,791	300,839
LifePath Dynamic 2045 Fund	9,697	29,658	2,281	18,261	3,582	63,479
LifePath Dynamic 2050 Fund	26,277	102,880	2,746	14,826	3,514	150,243
LifePath Dynamic 2055 Fund	9,659	23,955	1,879	11,927	2,563	49,983
LifePath Dynamic 2060 Fund	1,845	1,690	127	3,876	1,023	8,561
LifePath Dynamic 2065 Fund	838	1,148	705	950	560	4,201

N O T E S T O F I N A N C I A L S T A T E M E N T S	145

Notes to Financial Statements (unaudited) (continued)

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended June 30, 2022, the Funds did not pay any amounts to affiliates in return for these services.

Other Fees: For the six months ended June 30, 2022, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

Fund Name	Investor A

LifePath Dynamic Retirement Fund	$12
LifePath Dynamic 2025 Fund	130
LifePath Dynamic 2030 Fund	343
LifePath Dynamic 2035 Fund	519
LifePath Dynamic 2040 Fund	541
LifePath Dynamic 2045 Fund	785
LifePath Dynamic 2050 Fund	634
LifePath Dynamic 2055 Fund	389
LifePath Dynamic 2060 Fund	322
LifePath Dynamic 2065 Fund	320

For the six months ended June 30, 2022, affiliates received CDSCs as follows:

Fund Name	Investor C

LifePath Dynamic Retirement Fund	$246
LifePath Dynamic 2025 Fund	9
LifePath Dynamic 2030 Fund	7
LifePath Dynamic 2035 Fund	506
LifePath Dynamic 2050 Fund	224

Expense Waivers and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the six months ended June 30, 2022, the amounts waived were as follows:

Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager

LifePath Dynamic Retirement Fund	$766
LifePath Dynamic 2025 Fund	1,296
LifePath Dynamic 2030 Fund	2,345
LifePath Dynamic 2035 Fund	1,780
LifePath Dynamic 2040 Fund	2,412
LifePath Dynamic 2045 Fund	1,490
LifePath Dynamic 2050 Fund	3,349
LifePath Dynamic 2055 Fund	2,454
LifePath Dynamic 2060 Fund	557
LifePath Dynamic 2065 Fund	86

The Manager and the Administrator have contractually agreed to reimburse each Fund for acquired fund fees and expenses up to a maximum amount equal to the combined investment advisory fee and administration fee of each share class through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the six months ended June 30, 2022, the amounts waived were as follows:

LifePath Dynamic Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager

LifePath Dynamic Retirement Fund	$278,033
LifePath Dynamic 2025 Fund	116,723
LifePath Dynamic 2030 Fund	367,597
LifePath Dynamic 2035 Fund	165,243
LifePath Dynamic 2040 Fund	375,790
LifePath Dynamic 2045 Fund	153,333
LifePath Dynamic 2050 Fund	200,785
LifePath Dynamic 2055 Fund	96,656
LifePath Dynamic 2060 Fund	25,821
LifePath Dynamic 2065 Fund	8,743

146	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

The fees and expenses of the Trust’s Independent Trustees, counsel to the Independent Trustees and the Funds’ independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Funds. Each of the Manager and the Administrator has contractually agreed to reimburse the Funds or provide an offsetting credit against the investment advisory fees paid by the Funds in an amount equal to these independent expenses through June 30, 2032. These amounts are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the six months ended June 30, 2022, the amounts waived were as follows:

Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager

LifePath Dynamic Retirement Fund	$15,936
LifePath Dynamic 2025 Fund	15,566
LifePath Dynamic 2030 Fund	15,994
LifePath Dynamic 2035 Fund	15,685
LifePath Dynamic 2040 Fund	15,906
LifePath Dynamic 2045 Fund	15,554
LifePath Dynamic 2050 Fund	15,729
LifePath Dynamic 2055 Fund	15,454
LifePath Dynamic 2060 Fund	15,394
LifePath Dynamic 2065 Fund	14,863

Securities Lending: The SEC has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended June 30, 2022, each Fund paid BTC the following amounts for securities lending agent services:

Fund Name	Amounts

LifePath Dynamic Retirement Fund	$9,956
LifePath Dynamic 2025 Fund	3,595
LifePath Dynamic 2030 Fund	8,373
LifePath Dynamic 2035 Fund	2,865
LifePath Dynamic 2040 Fund	3,795
LifePath Dynamic 2045 Fund	1,898
LifePath Dynamic 2050 Fund	1,677
LifePath Dynamic 2055 Fund	869
LifePath Dynamic 2060 Fund	461
LifePath Dynamic 2065 Fund	128

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

N O T E S T O F I N A N C I A L S T A T E M E N T S	147

Notes to Financial Statements (unaudited) (continued)

During the period ended June 30, 2022, the Funds did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.

Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by the Manager or an affiliate. The income earned on these temporary cash investments is shown as income-affiliated in the Statements of Operations.

7.	PURCHASES AND SALES

For the six months ended June 30, 2022, purchases and sales of investments in the Underlying Funds and the Underlying Master Portfolios, excluding short-term investments, were as follows:

LifePath Dynamic Fund Name	Purchases	Sales

LifePath Dynamic Retirement Fund	$7,616,041	$27,559,183
LifePath Dynamic 2025 Fund	3,945,978	9,120,653
LifePath Dynamic 2030 Fund	6,840,637	18,821,889
LifePath Dynamic 2035 Fund	4,540,330	2,944,706
LifePath Dynamic 2040 Fund	7,975,419	4,778,871
LifePath Dynamic 2045 Fund	4,714,822	1,533,602
LifePath Dynamic 2050 Fund	4,984,561	3,097,251
LifePath Dynamic 2055 Fund	6,270,910	877,161
LifePath Dynamic 2060 Fund	1,970,740	347,655
LifePath Dynamic 2065 Fund	672,703	157,554

8.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of June 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of June 30, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

LifePath Dynamic Retirement Fund	$204,302,225	$67,080,636	$(8,636,609)	$58,444,027
LifePath Dynamic 2025 Fund	107,932,211	2,537,782	(8,358,819)	(5,821,037)
LifePath Dynamic 2030 Fund	299,279,546	12,410,255	(33,044,842)	(20,634,587)
LifePath Dynamic 2035 Fund	135,188,256	1,204,589	(8,548,254)	(7,343,665)
LifePath Dynamic 2040 Fund	237,248,251	21,873,537	(8,041,025)	13,832,512
LifePath Dynamic 2045 Fund	109,548,965	113,626	(7,539,135)	(7,425,509)
LifePath Dynamic 2050 Fund	141,066,661	11,368,356	(11,472,846)	(104,490)
LifePath Dynamic 2055 Fund	77,555,234	31,173	(5,865,143)	(5,833,970)
LifePath Dynamic 2060 Fund	22,324,321	40,757	(1,842,858)	(1,802,101)
LifePath Dynamic 2065 Fund	6,899,418	20,150	(459,467)	(439,317)

9.	BANK BORROWINGS

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2023 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2022, the Funds did not borrow under the credit agreement.

148	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

10.	PRINCIPAL RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 06/30/22		Year Ended 12/31/21

LifePath Dynamic Fund Name / Share Class	Shares	Amounts	Shares	Amounts

LifePath Dynamic Retirement Fund
Institutional
Shares sold	212,014	$2,125,814	488,060	$5,807,239
Shares issued in reinvestment of distributions	32,055	305,715	602,777	6,729,956
Shares redeemed	(412,018)	(4,127,321)	(1,570,916)	(18,746,467)

	(167,949)	$(1,695,792)	(480,079)	$(6,209,272)

N O T E S T O F I N A N C I A L S T A T E M E N T S	149

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 06/30/22		Year Ended 12/31/21

LifePath Dynamic Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts

LifePath Dynamic Retirement Fund (continued)
Investor A
Shares sold and automatic conversion of shares	1,829,060	$15,583,416	2,084,340	$21,156,438
Shares issued in reinvestment of distributions	131,586	1,049,600	2,771,959	26,074,394
Shares redeemed	(3,288,465)	(27,569,596)	(5,851,506)	(59,028,728)

	(1,327,819)	$(10,936,580)	(995,207)	$(11,797,896)

Investor C
Shares sold	12,396	$121,099	37,075	$434,563
Shares issued in reinvestment of distributions	451	4,084	25,726	281,301
Shares redeemed and automatic conversion of shares	(30,107)	(296,698)	(52,604)	(614,208)

	(17,260)	$(171,515)	10,197	$101,656

Class K
Shares sold	707,502	$7,122,630	1,819,072	$21,461,764
Shares issued in reinvestment of distributions	60,070	571,934	971,319	10,784,844
Shares redeemed	(1,108,235)	(11,012,042)	(1,935,290)	(22,698,640)

	(340,663)	$(3,317,478)	855,101	$9,547,968

Class R
Shares sold	40,433	$396,640	128,160	$1,495,661
Shares issued in reinvestment of distributions	2,743	25,646	69,987	771,413
Shares redeemed	(82,423)	(827,612)	(173,180)	(2,027,911)

	(39,247)	$(405,326)	24,967	$239,163

	(1,892,938)	$(16,526,691)	(585,021)	$(8,118,381)

	Six Months Ended 06/30/22		Year Ended 12/31/21

LifePath Dynamic Fund Name / Share Class	Shares	Amounts	Shares	Amounts

LifePath Dynamic 2025 Fund
Institutional
Shares sold	82,509	$1,102,596	129,101	$1,966,729
Shares issued in reinvestment of distributions	7,504	96,242	83,250	1,217,834
Shares redeemed	(254,919)	(3,363,443)	(115,692)	(1,765,047)

	(164,906)	$(2,164,605)	96,659	$1,419,516

Investor A
Shares sold and automatic conversion of shares	262,966	$3,513,173	447,327	$6,741,345
Shares issued in reinvestment of distributions	16,290	206,685	165,045	2,387,829
Shares redeemed	(344,501)	(4,480,759)	(627,726)	(9,428,824)

	(65,245)	$(760,901)	(15,354)	$(299,650)

Investor C
Shares sold	11,517	$150,304	31,623	$476,473
Shares issued in reinvestment of distributions	1,161	14,566	18,078	259,044
Shares redeemed and automatic conversion of shares	(16,528)	(217,070)	(34,757)	(520,097)

	(3,850)	$(52,200)	14,944	$215,420

Class K
Shares sold	753,757	$9,995,457	1,985,634	$29,873,204
Shares issued in reinvestment of distributions	64,450	814,923	546,510	7,903,323
Shares redeemed	(987,976)	(12,717,696)	(1,307,649)	(19,779,402)

	(169,769)	$(1,907,316)	1,224,495	$17,997,125

Class R
Shares sold	65,186	$845,695	102,250	$1,536,990
Shares issued in reinvestment of distributions	2,426	30,618	26,436	381,977
Shares redeemed	(69,330)	(871,284)	(101,199)	(1,530,727)

	(1,718)	$5,029	27,487	$388,240

	(405,488)	$(4,879,993)	1,348,231	$19,720,651

150	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 06/30/22		Year Ended 12/31/21

LifePath Dynamic Fund Name / Share Class	Shares	Amounts	Shares	Amounts

LifePath Dynamic 2030 Fund
Institutional
Shares sold	136,674	$1,763,982	457,588	$7,030,100
Shares issued in reinvestment of distributions	51,047	640,429	580,377	8,372,161
Shares redeemed	(401,451)	(5,284,282)	(1,072,915)	(16,716,346)

	(213,730)	$(2,879,871)	(34,950)	$(1,314,085)

Investor A
Shares sold and automatic conversion of shares	864,948	$10,604,865	1,241,938	$18,268,932
Shares issued in reinvestment of distributions	171,019	2,028,167	2,027,350	27,645,121
Shares redeemed	(1,503,959)	(18,394,566)	(3,337,844)	(48,673,951)

	(467,992)	$(5,761,534)	(68,556)	$(2,759,898)

Investor C
Shares sold	45,278	$562,276	33,067	$496,863
Shares issued in reinvestment of distributions	2,041	25,262	27,908	390,879
Shares redeemed and automatic conversion of shares	(40,240)	(493,177)	(66,384)	(1,012,136)

	7,079	$94,361	(5,409)	$(124,394)

Class K
Shares sold	1,160,168	$14,964,374	2,167,704	$33,321,257
Shares issued in reinvestment of distributions	117,509	1,466,607	1,055,122	15,168,552
Shares redeemed	(513,608)	(6,593,372)	(1,303,916)	(20,047,131)

	764,069	$9,837,609	1,918,910	$28,442,678

Class R
Shares sold	85,783	$1,092,388	144,805	$2,187,277
Shares issued in reinvestment of distributions	5,220	64,509	55,951	792,671
Shares redeemed	(71,692)	(860,141)	(115,770)	(1,764,305)

	19,311	$296,756	84,986	$1,215,643

	108,737	$1,587,321	1,894,981	$25,459,944

	Six Months Ended 06/30/22		Year Ended 12/31/21

LifePath Dynamic Fund Name / Share Class	Shares	Amounts	Shares	Amounts

LifePath Dynamic 2035 Fund
Institutional
Shares sold	101,975	$1,520,068	137,169	$2,331,790
Shares issued in reinvestment of distributions	9,172	130,850	88,487	1,438,930
Shares redeemed	(195,938)	(2,945,914)	(159,116)	(2,694,922)

	(84,791)	$(1,294,996)	66,540	$1,075,798

Investor A
Shares sold and automatic conversion of shares	329,366	$4,901,506	300,647	$5,100,186
Shares issued in reinvestment of distributions	22,097	315,177	183,138	2,961,409
Shares redeemed	(209,337)	(3,072,257)	(622,675)	(10,409,147)

	142,126	$2,144,426	(138,890)	$(2,347,552)

Investor C
Shares sold	26,814	$382,152	41,902	$697,692
Shares issued in reinvestment of distributions	2,000	28,290	23,931	380,599
Shares redeemed and automatic conversion of shares	(25,796)	(365,662)	(34,942)	(589,940)

	3,018	$44,780	30,891	$488,351

Class K
Shares sold	888,147	$13,275,032	1,925,304	$33,068,576
Shares issued in reinvestment of distributions	86,335	1,250,014	633,873	10,464,211
Shares redeemed	(565,018)	(8,441,560)	(959,255)	(16,595,771)

	409,464	$6,083,486	1,599,922	$26,937,016

N O T E S T O F I N A N C I A L S T A T E M E N T S	151

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 06/30/22		Year Ended 12/31/21

LifePath Dynamic Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts

LifePath Dynamic 2035 Fund (continued)
Class R
Shares sold	59,958	$900,517	76,583	$1,296,077
Shares issued in reinvestment of distributions	2,664	37,908	23,922	385,845
Shares redeemed	(44,323)	(668,003)	(35,783)	(599,331)

	18,299	$270,422	64,722	$1,082,591

	488,116	$7,248,118	1,623,185	$27,236,204

	Six Months Ended 06/30/22		Year Ended 12/31/21

LifePath Dynamic Fund Name / Share Class	Shares	Amounts	Shares	Amounts

LifePath Dynamic 2040 Fund
Institutional
Shares sold	203,024	$3,360,363	329,218	$6,553,364
Shares issued in reinvestment of distributions	38,501	614,516	532,577	9,838,851
Shares redeemed	(388,355)	(6,355,452)	(1,003,772)	(20,410,866)

	(146,830)	$(2,380,573)	(141,977)	$(4,018,651)

Investor A
Shares sold and automatic conversion of shares	692,147	$9,876,949	705,134	$12,521,448
Shares issued in reinvestment of distributions	140,209	1,944,891	1,922,347	30,980,176
Shares redeemed	(1,026,297)	(14,728,193)	(2,224,604)	(39,351,209)

	(193,941)	$(2,906,353)	402,877	$4,150,415

Investor C
Shares sold	16,954	$267,906	17,643	$344,833
Shares issued in reinvestment of distributions	1,298	20,436	23,970	430,556
Shares redeemed and automatic conversion of shares	(10,396)	(167,911)	(26,516)	(511,440)

	7,856	$120,431	15,097	$263,949

Class K
Shares sold	1,029,625	$17,017,777	1,435,124	$28,763,844
Shares issued in reinvestment of distributions	75,717	1,213,007	797,388	14,800,890
Shares redeemed	(431,854)	(7,069,250)	(588,910)	(11,833,305)

	673,488	$11,161,534	1,643,602	$31,731,429

Class R
Shares sold	44,397	$699,452	93,641	$1,862,801
Shares issued in reinvestment of distributions	3,445	54,131	47,487	860,820
Shares redeemed	(10,004)	(158,761)	(73,655)	(1,456,988)

	37,838	$594,822	67,473	$1,266,633

	378,411	$6,589,861	1,987,072	$33,393,775

	Six Months Ended 06/30/22		Year Ended 12/31/21

LifePath Dynamic Fund Name / Share Class	Shares	Amounts	Shares	Amounts

LifePath Dynamic 2045 Fund
Institutional
Shares sold	61,463	$972,429	117,501	$2,190,996
Shares issued in reinvestment of distributions	5,193	81,543	54,880	980,685
Shares redeemed	(159,020)	(2,609,231)	(126,378)	(2,372,547)

	(92,364)	$(1,555,259)	46,003	$799,134

Investor A
Shares sold and automatic conversion of shares	162,245	$2,598,294	316,774	$5,884,997
Shares issued in reinvestment of distributions	16,161	254,178	138,085	2,457,831
Shares redeemed	(113,819)	(1,804,641)	(281,044)	(5,089,449)

	64,587	$1,047,831	173,815	$3,253,379

152	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 06/30/22		Year Ended 12/31/21

LifePath Dynamic Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts

LifePath Dynamic 2045 Fund (continued)
Investor C
Shares sold	74,612	$1,123,892	17,980	$333,815
Shares issued in reinvestment of distributions	1,192	18,621	8,624	150,554
Shares redeemed and automatic conversion of shares	(39,414)	(604,726)	(13,984)	(262,071)

	36,390	$537,787	12,620	$222,298

Class K
Shares sold	802,747	$13,140,282	1,411,588	$26,489,500
Shares issued in reinvestment of distributions	74,079	1,176,823	513,064	9,289,105
Shares redeemed	(301,205)	(4,968,316)	(620,428)	(11,861,968)

	575,621	$9,348,789	1,304,224	$23,916,637

Class R
Shares sold	43,886	$699,608	70,143	$1,291,442
Shares issued in reinvestment of distributions	2,244	35,148	18,628	330,307
Shares redeemed	(13,791)	(219,332)	(64,289)	(1,201,032)

	32,339	$515,424	24,482	$420,717

	616,573	$9,894,572	1,561,144	$28,612,165

	Six Months Ended 06/30/22		Year Ended 12/31/21

LifePath Dynamic Fund Name / Share Class	Shares	Amounts	Shares	Amounts

LifePath Dynamic 2050 Fund
Institutional
Shares sold	95,279	$1,955,449	191,098	$4,743,957
Shares issued in reinvestment of distributions	11,921	241,670	137,349	3,201,622
Shares redeemed	(174,328)	(3,665,992)	(246,052)	(6,189,010)

	(67,128)	$(1,468,873)	82,395	$1,756,569

Investor A
Shares sold and automatic conversion of shares	337,485	$6,904,629	445,766	$10,944,830
Shares issued in reinvestment of distributions	45,427	920,720	500,139	11,590,017
Shares redeemed	(326,288)	(6,800,256)	(780,092)	(19,077,560)

	56,624	$1,025,093	165,813	$3,457,287

Investor C
Shares sold	18,091	$364,568	16,983	$414,400
Shares issued in reinvestment of distributions	911	18,442	12,637	286,706
Shares redeemed and automatic conversion of shares	(16,310)	(320,494)	(6,384)	(152,240)

	2,692	$62,516	23,236	$548,866

Class K
Shares sold	642,536	$13,426,578	1,225,420	$30,444,365
Shares issued in reinvestment of distributions	49,591	1,007,448	407,268	9,511,477
Shares redeemed	(230,848)	(4,802,287)	(329,285)	(8,214,927)

	461,279	$9,631,739	1,303,403	$31,740,915

Class R
Shares sold	25,951	$521,951	53,662	$1,312,981
Shares issued in reinvestment of distributions	1,736	35,005	20,247	466,707
Shares redeemed	(17,213)	(352,922)	(52,572)	(1,319,726)

	10,474	$204,034	21,337	$459,962

	463,941	$9,454,509	1,596,184	$37,963,599

N O T E S T O F I N A N C I A L S T A T E M E N T S	153

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 06/30/22		Year Ended 12/31/21

LifePath Dynamic Fund Name / Share Class	Shares	Amounts	Shares	Amounts

LifePath Dynamic 2055 Fund
Institutional
Shares sold	74,057	$1,283,050	93,975	$1,844,990
Shares issued in reinvestment of distributions	4,045	67,444	45,733	867,256
Shares redeemed	(112,964)	(1,958,304)	(77,814)	(1,534,485)

	(34,862)	$(607,810)	61,894	$1,177,761

Investor A
Shares sold and automatic conversion of shares	161,325	$2,691,728	239,813	$4,711,448
Shares issued in reinvestment of distributions	10,462	174,193	103,053	1,941,240
Shares redeemed	(88,253)	(1,466,692)	(304,194)	(5,792,539)

	83,534	$1,399,229	38,672	$860,149

Investor C
Shares sold	22,032	$352,810	17,104	$330,001
Shares issued in reinvestment of distributions	620	10,319	7,688	141,992
Shares redeemed and automatic conversion of shares	(16,775)	(255,170)	(12,914)	(249,612)

	5,877	$107,959	11,878	$222,381

Class K
Shares sold	711,560	$12,292,856	1,096,274	$21,791,848
Shares issued in reinvestment of distributions	42,514	717,952	296,265	5,707,601
Shares redeemed	(253,362)	(4,385,472)	(291,185)	(5,828,891)

	500,712	$8,625,336	1,101,354	$21,670,558

Class R
Shares sold	27,720	$464,439	59,037	$1,152,986
Shares issued in reinvestment of distributions	1,198	19,931	12,248	229,938
Shares redeemed	(13,201)	(226,551)	(26,887)	(535,488)

	15,717	$257,819	44,398	$847,436

	570,978	$9,782,533	1,258,196	$24,778,285

	Six Months Ended 06/30/22		Year Ended 12/31/21

LifePath Dynamic Fund Name / Share Class	Shares	Amounts	Shares	Amounts

LifePath Dynamic 2060 Fund
Institutional
Shares sold	38,586	$484,268	69,072	$978,745
Shares issued in reinvestment of distributions	1,154	14,164	7,698	107,244
Shares redeemed	(21,355)	(273,880)	(75,613)	(1,083,664)

	18,385	$224,552	1,157	$2,325

Investor A
Shares sold and automatic conversion of shares	53,188	$646,313	28,776	$409,834
Shares issued in reinvestment of distributions	1,060	12,963	5,872	81,679
Shares redeemed	(9,029)	(106,447)	(3,991)	(57,692)

	45,219	$552,829	30,657	$433,821

Investor C
Shares sold	1,071	$12,834	3,180	$45,432
Shares issued in reinvestment of distributions	34	430	375	5,205
Shares redeemed and automatic conversion of shares	(446)	(6,122)	(93)	(1,314)

	659	$7,142	3,462	$49,323

Class K
Shares sold	400,600	$4,999,160	615,517	$8,761,533
Shares issued in reinvestment of distributions	15,448	189,253	84,225	1,175,237
Shares redeemed	(135,117)	(1,714,866)	(158,579)	(2,283,677)

	280,931	$3,473,547	541,163	$7,653,093

154	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 06/30/22		Year Ended 12/31/21

LifePath Dynamic Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts

LifePath Dynamic 2060 Fund (continued)
Class R
Shares sold	25,957	$321,071	28,241	$402,825
Shares issued in reinvestment of distributions	647	7,964	4,426	61,570
Shares redeemed	(4,395)	(56,077)	(1,833)	(26,332)

	22,209	$272,958	30,834	$438,063

	367,403	$4,531,028	607,273	$8,576,625

	Six Months Ended 06/30/22		Year Ended 12/31/21

LifePath Dynamic Fund Name / Share Class	Shares	Amounts	Shares	Amounts

LifePath Dynamic 2065 Fund
Institutional
Shares sold	6,223	$71,650	5,727	$76,345
Shares issued in reinvestment of distributions	160	1,776	591	7,490
Shares redeemed	(1,311)	(13,991)	(678)	(8,919)

	5,072	$59,435	5,640	$74,916

Investor A
Shares sold and automatic conversion of shares	43,961	$488,449	15,244	$198,794
Shares issued in reinvestment of distributions	504	5,481	1,474	18,665
Shares redeemed	(7,807)	(80,205)	(2,400)	(31,710)

	36,658	$413,725	14,318	$185,749

Investor C
Shares sold	4,053	$43,950	1,674	$21,634
Shares issued in reinvestment of distributions	28	301	146	1,844
Shares redeemed and automatic conversion of shares	—	—	(1)	(15)

	4,081	$44,251	1,819	$23,463

Class K
Shares sold	67,699	$766,358	89,648	$1,172,991
Shares issued in reinvestment of distributions	2,094	23,076	8,058	102,152
Shares redeemed	(9,758)	(109,587)	(15,781)	(210,506)

	60,035	$679,847	81,925	$1,064,637

Class R
Shares sold	349	$3,776	201	$2,702
Shares issued in reinvestment of distributions	4	50	19	245
Shares redeemed	(2)	(22)	(3)	(41)

	351	$3,804	217	$2,906

	106,197	$1,201,062	103,919	$1,351,671

As of June 30, 2022, shares owned by BlackRock HoldCo 2, Inc., an affiliate of the Funds, were as follows:

Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total

LifePath Dynamic 2045 Fund	—	—	—	2,003	—	2,003
LifePath Dynamic 2055 Fund	—	—	—	2,001	2,000	4,001
LifePath Dynamic 2060 Fund	2,000	2,000	2,000	192,000	2,000	200,000

As of June 30, 2022, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:

Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total

LifePath Dynamic 2065 Fund	40,000	40,000	40,000	240,000	40,000	400,000

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds III (the “Trust”) met on April 20, 2022 (the “April Meeting”) and May 10-11, 2022 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock LifePath Dynamic Retirement Fund (“LifePath Dynamic Retirement Fund”), BlackRock LifePath Dynamic 2025 Fund (“LifePath Dynamic 2025 Fund”), BlackRock LifePath Dynamic 2030 Fund (“LifePath Dynamic 2030 Fund”), BlackRock LifePath Dynamic 2035 Fund (“LifePath Dynamic 2035 Fund”), BlackRock LifePath Dynamic 2040 Fund (“LifePath Dynamic 2040 Fund”), BlackRock LifePath Dynamic 2045 Fund (“LifePath Dynamic 2045 Fund”), BlackRock LifePath Dynamic 2050 Fund (“LifePath Dynamic 2050 Fund”), BlackRock LifePath Dynamic 2055 Fund (“LifePath Dynamic 2055 Fund”), BlackRock LifePath Dynamic 2060 Fund (“LifePath Dynamic 2060 Fund”) and BlackRock LifePath Dynamic 2065 Fund (“LifePath Dynamic 2065 Fund”) (each, a “Fund” and collectively, the “Funds”) and BlackRock Fund Advisors (the “Manager”), each Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreements between the Manager and (a) BlackRock International Limited (“BIL”) with respect to each Fund (the “BIL Sub-Advisory Agreement”); and (b) BlackRock (Singapore) Limited (“BSL” and together with BIL, the “Sub-Advisors”) with respect to each Fund (the “BSL Sub-Advisory Agreement” and together with the BIL Sub-Advisory Agreement, the “Sub-Advisory Agreements”). The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.”

The Approval Process

Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each typically extending for two days, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information surrounding the renewal of the Agreements. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.

During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, an applicable benchmark, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Funds’ operations.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the existence and

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Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements   (continued)

sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third-parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans, including in light of the ongoing COVID-19 pandemic.

B. The Investment Performance of the Funds and BlackRock

The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the April Meeting. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2021, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, with respect to each Fund, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review, and meet with Fund management to discuss, the performance of each Fund throughout the year.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.

The Board noted that for each of the one-, three- and five-year periods reported, each of LifePath Dynamic Retirement Fund, LifePath Dynamic 2050 Fund and LifePath Dynamic 2055 Fund ranked in the first quartile against its Performance Peers.

The Board noted that for the one-, three- and five-year periods reported, LifePath Dynamic 2045 Fund ranked in the first, second and first quartiles, respectively, against its Performance Peers.

The Board noted that for the one-year and since-inception periods reported, LifePath Dynamic 2065 Fund ranked in the first and third quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable period.

The Board noted that for the one-, three- and five-year periods reported, each of LifePath Dynamic 2030 Fund, LifePath Dynamic 2035 Fund and LifePath Dynamic 2040 Fund ranked in the second, second and first quartiles, respectively, against its Performance Peers.

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T A N D S U B - A D V I S O R Y A G R E E M E N T S	157

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements   (continued)

The Board noted that for the one-year, three-year and since-inception periods reported, LifePath Dynamic 2060 Fund ranked in the second, second and first quartiles, respectively, against its Performance Peers.

The Board noted that for the one-, three- and five-year periods reported, LifePath Dynamic 2025 Fund ranked in the fourth, second and second quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable period.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Funds

The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2021 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that the varying fee structures for fund of funds can limit the value of advisory fee comparisons.

The Board also noted that LifePath Dynamic Retirement Fund’s contractual management fee rate ranked second out of four funds, and that the actual management fee rate and total expense ratio ranked third out of four funds and in the third quartile, respectively, relative to the Fund’s Expense Peers.

The Board also noted that each of LifePath Dynamic 2060 Fund’s and LifePath Dynamic 2065 Fund’s contractual management fee rate ranked third quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers.

The Board also noted that each of LifePath Dynamic 2025 Fund’s, LifePath Dynamic 2030 Fund’s, LifePath Dynamic 2035 Fund’s, LifePath Dynamic 2040 Fund’s, LifePath Dynamic 2045 Fund’s, LifePath Dynamic 2050 Fund’s and LifePath Dynamic 2055 Fund’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio ranked in the third and second quartiles, respectively, relative to the Fund’s Expense Peers.

The Board also noted that BlackRock proposed, and the Board agreed to, a lower advisory fee rate and administration fee rate with respect to each Fund. This reduction was implemented on April 29, 2022. Additionally, the Board noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate each Fund for certain other fees and expenses.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Funds increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which the Funds benefit from such economies of scale in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Funds to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts

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Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements   (continued)

to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

At the May Meeting, as a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of (i) the Advisory Agreement between the Manager and the Trust, on behalf of each Fund, (ii) the BIL Sub-Advisory Agreement between the Manager and BIL with respect to each Fund, and (iii) the BSL Sub-Advisory Agreement between the Manager and BSL with respect to each Fund, each for a one-year term ending June 30, 2023. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and, in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

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Additional Information

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

General Information

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.

Availability of Proxy Voting Policies, Procedures and Voting Records

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 441-7762; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

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Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

LifePath Dynamic Fund and Service Providers

Investment Adviser	Transfer Agent
BlackRock Fund Advisors	BNY Mellon Investment Servicing (US) Inc.
San Francisco, CA 94105	Wilmington, DE 19809

Administrator	Distributor
BlackRock Advisors, LLC	BlackRock Investments, LLC
Wilmington, DE 19809	New York, NY 10022

Sub-Adviser	Independent Registered Public Accounting Firm
BlackRock International Limited	PricewaterhouseCoopers LLP
Edinburgh, EH3 8BL	Philadelphia, PA 19103
United Kingdom
Legal Counsel
BlackRock (Singapore) Limited	Sidley Austin LLP
079912 Singapore	New York, NY 10019

Accounting Agent and Custodian	Address of the Funds
State Street Bank and Trust Company	400 Howard Street
Boston, MA 02111	San Francisco, CA 94105

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Glossary of Terms Used in this Report

Currency Abbreviation

CAD	Canadian Dollar

EUR	Euro

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

ETF	Exchange-Traded Fund

FTSE	Financial Times Stock Exchange

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

LPDYN-06/22-SAR

JUNE 30, 2022

2022 Semi-Annual Report (Unaudited)

BlackRock Funds III

• BlackRock LifePath® Index Retirement Fund

• BlackRock LifePath® Index 2025 Fund

• BlackRock LifePath® Index 2030 Fund

• BlackRock LifePath® Index 2035 Fund

• BlackRock LifePath® Index 2040 Fund

• BlackRock LifePath® Index 2045 Fund

• BlackRock LifePath® Index 2050 Fund

• BlackRock LifePath® Index 2055 Fund

• BlackRock LifePath® Index 2060 Fund

• BlackRock LifePath® Index 2065 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of June 30, 2022 saw the emergence of significant challenges that disrupted the economic recovery and strong financial markets. The U.S. economy shrank in the first quarter of 2022, ending the run of robust growth that followed the reopening of global economies and the development of COVID-19 vaccines. Rapid changes in consumer spending led to supply constraints and elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell, as persistently high inflation drove investors’ expectations for higher interest rates, particularly weighing on relatively high-valuation growth stocks and economically sensitive small-capitalization stocks. While both large- and small-capitalization U.S. stocks fell, declines for small-capitalization U.S. stocks were particularly steep. Both emerging market stocks and international equities from developed markets fell significantly, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose notably during the reporting period as increasing inflation drove investors’ expectations for higher interest rates. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is growing faster than expected, raised interest rates three times while indicating that additional large rate hikes were likely. Furthermore, the Fed wound down its bond-buying programs and began to reduce its balance sheet. Continued high inflation and the Fed’s statements led many analysts to anticipate that interest rates have significant room to rise before peaking.

Furthermore, the horrific war in Ukraine has significantly clouded the outlook for the global economy, leading to major volatility in energy and metals markets. Sanctions on Russia, Europe’s top energy supplier, and general wartime disruption have magnified supply problems for key commodities. We believe elevated energy prices will continue to exacerbate inflationary pressure while also constraining economic growth. Combating inflation without stifling a recovery, while buffering against ongoing supply and price shocks, will be an especially challenging environment for setting effective monetary policy. Despite the likelihood of more rate increases on the horizon, we believe the Fed will err on the side of protecting employment, even at the expense of higher inflation. However, markets have been primed to expect sharp tightening, which could weigh on valuations until central banks begin to tap the brakes.

In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Furthermore, the energy shock and a deteriorating economic backdrop in China and Europe are likely to challenge corporate earnings, so we are underweight equities overall in the near-term. We take the opposite view on credit, where higher spreads provide near-term opportunities, while the likelihood of a higher inflation regime leads us to take an underweight stance on credit in the long-term. We believe that investment-grade corporates, U.K. gilts, local-currency emerging market debt, and inflation-protected bonds (particularly in Europe) offer strong opportunities in a six- to twelve-month horizon.

Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of June 30, 2022

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(19.96)%	(10.62)%

U.S. small cap equities (Russell 2000® Index)	(23.43)	(25.20)

International equities (MSCI Europe, Australasia, Far East Index)	(19.57)	(17.77)

Emerging market equities (MSCI Emerging Markets Index)	(17.63)	(25.28)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.15	0.18

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(11.34)	(10.94)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(10.35)	(10.29)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(8.98)	(8.57)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(14.19)	(12.82)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of June 30, 2022	BlackRock LifePath® Index Funds

Portfolio Management Commentary

How did each Fund perform?

The BlackRock LifePath® Index Retirement Fund along with the BlackRock LifePath® Index Funds with Target dates of 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 and 2065 are referred to as the “LifePath Index Funds”.

For the six-month period ended June 30, 2022, for the BlackRock LifePath® Index Retirement Fund, the Fund’s Institutional and Investor A Shares performed in line with its respective custom benchmark, while the Fund’s Class K Shares outperformed its respective custom benchmark and the Fund’s Investor P Shares underperformed.

For the LifePath Index Funds with vintages of 2025 and 2030, the Funds’ Institutional and Class K Shares outperformed their respective custom benchmarks, while the Funds’ Investor A and Investor P Shares performed in line.

For the LifePath Index Funds with vintages of 2035, 2040, 2045, 2050, 2055, 2060 and 2065, all of the Funds’ share classes outperformed their respective benchmarks.

What factors influenced performance?

The global financial markets fell sharply in the first half of 2022, with the combination of elevated inflation, rising interest rates, geopolitical tensions and concerns about slowing growth pressuring returns for both equities and bonds.

In this environment, none of the Funds’ holdings finished with positive absolute returns. The iShares TIPS Bond ETF detracted the least across mid- and long-dated vintages, while iShares Developed Real Estate Class K Index Fund detracted the least in shorter-dated vintages.

Holdings in BlackRock Russell 1000 Index Fund and the BlackRock Bond Index Fund were the main detractors from performance, particularly in the shorter-dated vintages. Among longer-dated vintages that have greater allocations to equity and equity-like assets, the BlackRock Russell 1000 Index Fund and the iShares Core MSCI Total International Stock ETF were the main detractors.

Describe recent portfolio activity.

Each LifePath Index Fund has its own time horizon, which affects its acceptable level of risk and, in turn, the strategic allocation of its holdings across asset classes. On a quarterly basis, the strategic allocation of each LifePath Index Fund is systematically adjusted to reflect the shareholders’ remaining investment time horizon. During the period, the LifePath Index Funds were rebalanced in accordance with their updated strategic allocations.

The LifePath team established a more precise approach to U.S. investment-grade fixed income with the goal of improving long-term results by controlling credit and interest-rate risk over a lifecycle. To this end, the BlackRock Bond Index Fund—which tracks the Bloomberg U.S. Aggregate Bond Index—was replaced with five component sector funds: iShares U.S. Intermediate Government Bond Index Fund, iShares U.S. Long Government Bond Index Fund, iShares U.S. Intermediate Credit Bond Index Fund, iShares U.S. Long Credit Bond Index Fund, and iShares U.S. Securitized Bond Index Fund. This change was implemented across all vintages in late May 2022.

Describe portfolio positioning at period end.

Each of the LifePath Index Funds was invested according to its respective strategic allocation benchmark within tolerance limits.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Glide Path Evolution

Under normal circumstances, the asset allocation of each LifePath Index Fund will change over time according to a predetermined “glide path” as each LifePath Index Fund approaches its respective target date. The glide path represents the shifting of asset classes over time. Each LifePath Index Fund’s asset allocations become more conservative prior to retirement as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of each LifePath Index Fund, which may be a primary source of income after retirement. As each LifePath Index Fund approaches its target date, its asset allocation will shift so that each LifePath Index Fund invests a greater percentage of its assets in fixed-income index funds. The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of each LifePath Index Fund, and determine whether any changes are required to enable each LifePath Index Fund to achieve its investment objective. Because the BlackRock LifePath® Index Retirement Fund is in its most conservative phase, its allocation generally does not become more conservative over time, although its allocation may change to maintain its risk profile.

Although the asset allocation targets listed for the glide path are general, long-term targets, BlackRock Fund Advisors (“BFA” or the “Manager”) may periodically adjust the proportion of equity index funds and fixed-income index funds in each LifePath Index Fund, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of each LifePath Index Fund, reallocations of each LifePath Index Fund’s composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited; however, BFA may determine that a greater degree of variation is warranted to protect a LifePath Index Fund or achieve its investment objective.

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LifePath Index Fund Summary as of June 30, 2022	BlackRock LifePath® Index Retirement Fund

Investment Objective

BlackRock LifePath® Index Retirement Fund’s (“LifePath Index Retirement Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Index Retirement Fund will be broadly diversified across global asset classes.

The LifePath Index Fund’s custom benchmark consists of the following:

Period	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Intermediate Credit Bond Index	Bloomberg U.S. Intermediate Government Bond Index	Bloomberg U.S. Long Credit Bond Index	Bloomberg U.S. Long Government Bond Index	Bloomberg U.S. Securitized: MBS, ABS and CMBS Index	Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index

07/01/12 to 06/30/13	52.9%	N/A	N/A	N/A	N/A	N/A	9.1	0.4	11.8	21.6	4.2

07/01/13 to 06/30/14	52.9	N/A	N/A	N/A	N/A	N/A	9.1	0.2	12.0	21.3	4.5

07/01/14 to 06/30/15	51.8	N/A	N/A	N/A	N/A	N/A	8.9	0.5	12.7	22.1	4.0

07/01/15 to 06/30/16	51.2	N/A	N/A	N/A	N/A	N/A	8.8	0.5	13.2	22.4	3.9

07/01/16 to 06/30/17	51.3	N/A	N/A	N/A	N/A	N/A	8.8	0.5	13.3	22.1	4.0

07/01/17 to 06/30/18	51.2	N/A	N/A	N/A	N/A	N/A	8.8	0.5	13.6	21.8	4.1

07/01/18 to 06/30/19	51.8	N/A	N/A	N/A	N/A	N/A	8.2	1.8	12.6	22.3	3.3

07/01/19 to 06/30/20	52.0	N/A	N/A	N/A	N/A	N/A	8.0	2.2	12.6	21.9	3.3

07/01/20 to 06/30/21	52.0	N/A	N/A	N/A	N/A	N/A	8.0	2.2	13.3	20.8	3.7

07/01/21 to 06/30/22	26.1	3.6%	9.5%	1.8%	3.3%	7.8%	8.0	2.2	13.2	21.4	3.1

See “About Fund Performance” for descriptions of the indexes.

Performance

		Average Annual Total Returns(a)(b)

		1 Year		5 Years		10 Years

	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge

Institutional	(14.24)%	(12.26)%	N/A	3.83%	N/A	4.77%	N/A
Investor A	(14.30)	(12.50)	N/A	3.58	N/A	4.51	N/A
Investor P	(14.38)	(12.51)	(17.10)%	3.58	2.47%	4.51	3.95%
Class K	(14.23)	(12.28)	N/A	3.87	N/A	4.81	N/A

LifePath Index Retirement Fund Custom Benchmark(c)	(14.29)	(12.16)	N/A	3.92	N/A	4.91	N/A
Bloomberg U.S. Aggregate Bond Index	(10.35)	(10.29)	N/A	0.88	N/A	1.54	N/A
Bloomberg U.S. Intermediate Credit Bond Index	(8.52)	(8.96)	N/A	1.43	N/A	2.21	N/A
Bloomberg U.S. Intermediate Government Bond Index	(5.77)	(6.32)	N/A	0.87	N/A	0.97	N/A
Bloomberg U.S. Long Credit Bond Index	(22.40)	(21.36)	N/A	1.05	N/A	3.17	N/A
Bloomberg U.S. Long Government Bond Index	(21.20)	(18.42)	N/A	0.50	N/A	1.65	N/A
Bloomberg U.S. Securitized: MBS, ABS and CMBS Index	(8.70)	(8.97)	N/A	0.46	N/A	1.25	N/A
Bloomberg U.S. TIPS Index (Series-L)	(8.92)	(5.14)	N/A	3.21	N/A	1.73	N/A
FTSE EPRA Nareit Developed Index	(20.71)	(13.44)	N/A	1.95	N/A	4.69	N/A
MSCI ACWI ex USA IMI Index	(19.08)	(19.86)	N/A	2.50	N/A	5.01	N/A
Russell 1000® Index	(20.94)	(13.04)	N/A	11.00	N/A	12.82	N/A
Russell 2000® Index	(23.43)	(25.20)	N/A	5.17	N/A	9.35	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

LifePath Index Retirement Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors who are currently withdrawing, or plan in the near future to begin withdrawing, a substantial portion of their investment.

(c)

The LifePath Index Retirement Fund compares its performance to that of a customized weighted index (the “LifePath Index Retirement Fund Custom Benchmark”). Prior to May 31, 2022, the LifePath Index Retirement Fund Custom Benchmark was comprised of the Bloomberg U.S. Aggregate Bond Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000 Index and Russell 2000 Index. Effective May 31, 2022, the LifePath Index Retirement Fund Custom Benchmark was changed to remove Bloomberg U.S. Aggregate Bond Index and to add Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Intermediate Government Bond Index and Bloomberg U.S. Securitized: MBS, ABS and CMBS Index. The investment adviser believes that the updated LifePath Index Retirement Fund Custom Benchmark is more representative of the sectors in which the LifePath Index Retirement Fund invests. The investment adviser adjusts the weightings of the indexes in the LifePath Index Retirement Fund Custom Benchmark periodically based upon its evaluation and adjustment of the LifePath Index Retirement Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

F U N D S U M M A R Y	5

LifePath Index Fund Summary as of June 30, 2022 (continued)	BlackRock LifePath® Index Retirement Fund

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets

Fixed-Income Funds	60.4%
Equity Funds	39.1
Money Market Funds	0.1
Other Assets Less Liabilities	0.4

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

Large Cap Index Master Portfolio	21.2%
iShares U.S. Intermediate Government Bond Index Fund	19.1
iShares U.S. Securitized Bond Index Fund	15.9
iShares Core MSCI Total International Stock ETF	12.8
iShares TIPS Bond ETF	7.9
iShares U.S. Intermediate Credit Bond Index Fund	7.2
iShares U.S. Long Government Bond Index Fund	6.7
iShares U.S. Long Credit Bond Index Fund	3.6
Master Small Cap Index Series	3.0
iShares Developed Real Estate Index Fund, Class K	2.1

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LifePath Index Fund Summary as of June 30, 2022	BlackRock LifePath® Index 2025 Fund

Investment Objective

BlackRock LifePath® Index 2025 Fund’s (“LifePath Index 2025 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Index 2025 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath Index Fund’s custom benchmark consists of the following:

Period	Bloomberg U.S.Aggregate Bond Index	Bloomberg U.S. Intermediate Credit Bond Index	Bloomberg U.S. Intermediate Government Bond Index	Bloomberg U.S. Long Credit Bond Index	Bloomberg U.S. Long Government Bond Index	Bloomberg U.S. Securitized: MBS, ABS and CMBS Index	Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index

07/01/12 to 06/30/13	32.9%	N/A	N/A	N/A	N/A	N/A	5.1	4.8	18.4	35.6	3.2

07/01/13 to 06/30/14	34.8	N/A	N/A	N/A	N/A	N/A	5.4	4.7	18.2	33.5	3.4

07/01/14 to 06/30/15	32.6	N/A	N/A	N/A	N/A	N/A	5.1	5.4	19.4	34.4	3.1

07/01/15 to 06/30/16	31.8	N/A	N/A	N/A	N/A	N/A	5.1	5.8	19.9	34.4	3.0

07/01/16 to 06/30/17	33.1	N/A	N/A	N/A	N/A	N/A	5.4	5.7	19.7	33.1	3.0

07/01/17 to 06/30/18	35.9	N/A	N/A	N/A	N/A	N/A	5.8	4.7	19.5	30.9	3.2

07/01/18 to 06/30/19	37.4	N/A	N/A	N/A	N/A	N/A	6.7	3.1	19.5	30.2	3.1

07/01/19 to 06/30/20	40.6	N/A	N/A	N/A	N/A	N/A	7.3	2.4	18.5	28.3	2.9

07/01/20 to 06/30/21	42.7	N/A	N/A	N/A	N/A	N/A	7.4	2.3	17.9	26.4	3.3

07/01/21 to 06/30/22	22.5	3.3%	7.0%	2.1%	3.3%	6.8%	7.6	2.1	16.4	26.1	2.8

See “About Fund Performance” for descriptions of the indexes.

Performance

		Average Annual Total Returns(a)(b)

		1 Year		5 Years		10 Years
	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge

Institutional	(14.99)%	(12.63)%	N/A	4.70%	N/A	6.25%	N/A
Investor A	(15.07)	(12.88)	N/A	4.42	N/A	6.00	N/A
Investor P	(15.09)	(12.88)	(17.45)%	4.44	3.32%	5.99	5.41%
Class K	(14.97)	(12.64)	N/A	4.73	N/A	6.30	N/A

LifePath Index 2025 Fund Custom Benchmark(c)	(15.08)	(12.60)	N/A	4.75	N/A	6.37	N/A
Bloomberg U.S. Aggregate Bond Index	(10.35)	(10.29)	N/A	0.88	N/A	1.54	N/A
Bloomberg U.S. Intermediate Credit Bond Index	(8.52)	(8.96)	N/A	1.43	N/A	2.21	N/A
Bloomberg U.S. Intermediate Government Bond Index	(5.77)	(6.32)	N/A	0.87	N/A	0.97	N/A
Bloomberg U.S. Long Credit Bond Index	(22.40)	(21.36)	N/A	1.05	N/A	3.17	N/A
Bloomberg U.S. Long Government Bond Index	(21.20)	(18.42)	N/A	0.50	N/A	1.65	N/A
Bloomberg U.S. Securitized: MBS, ABS and CMBS Index	(8.70)	(8.97)	N/A	0.46	N/A	1.25	N/A
Bloomberg U.S. TIPS Index (Series-L)	(8.92)	(5.14)	N/A	3.21	N/A	1.73	N/A
FTSE EPRA Nareit Developed Index	(20.71)	(13.44)	N/A	1.95	N/A	4.69	N/A
MSCI ACWI ex USA IMI Index	(19.08)	(19.86)	N/A	2.50	N/A	5.01	N/A
Russell 1000® Index	(20.94)	(13.04)	N/A	11.00	N/A	12.82	N/A
Russell 2000® Index	(23.43)	(25.20)	N/A	5.17	N/A	9.35	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

LifePath Index 2025 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2025.

F U N D S U M M A R Y	7

LifePath Index Fund Summary as of June 30, 2022 (continued)	BlackRock LifePath® Index 2025 Fund

(c)

The LifePath Index 2025 Fund compares its performance to that of a customized weighted index (the “LifePath Index 2025 Fund Custom Benchmark”). Prior to May 31, 2022, the LifePath Index 2025 Fund Custom Benchmark was comprised of the Bloomberg U.S. Aggregate Bond Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000 Index and Russell 2000 Index. Effective May 31, 2022, the LifePath Index 2025 Fund Custom Benchmark was changed to remove Bloomberg U.S. Aggregate Bond Index and to add Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Intermediate Government Bond Index and Bloomberg U.S. Securitized: MBS, ABS and CMBS Index. The investment adviser believes that the updated LifePath Index 2025 Fund Custom Benchmark is more representative of the sectors in which the LifePath Index 2025 Fund invests. The investment adviser adjusts the weightings of the indexes in the LifePath Index 2025 Fund Custom Benchmark periodically based upon its evaluation and adjustment of the LifePath Index 2025 Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets

Fixed-Income Funds	53.1%
Equity Funds	46.5
Money Market Funds	0.2
Other Assets Less Liabilities	0.2

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

Large Cap Index Master Portfolio	25.6%
iShares Core MSCI Total International Stock ETF	16.1
iShares U.S. Intermediate Government Bond Index Fund	13.9
iShares U.S. Securitized Bond Index Fund	13.7
iShares TIPS Bond ETF	7.6
iShares U.S. Long Government Bond Index Fund	7.0
iShares U.S. Intermediate Credit Bond Index Fund	6.5
iShares U.S. Long Credit Bond Index Fund	4.4
Master Small Cap Index Series	2.8
iShares Developed Real Estate Index Fund, Class K	2.0

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LifePath Index Fund Summary as of June 30, 2022	BlackRock LifePath® Index 2030 Fund

Investment Objective

BlackRock LifePath® Index 2030 Fund’s (“LifePath Index 2030 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Index 2030 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath Index Fund’s custom benchmark consists of the following:

Period	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Intermediate Credit Bond Index	Bloomberg U.S. Intermediate Government Bond Index	Bloomberg U.S. Long Credit Bond Index	Bloomberg U.S. Long Government Bond Index	Bloomberg U.S. Securitized: MBS, ABS and CMBS Index	Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index

07/01/12 to 06/30/13	26.6%	N/A	N/A	N/A	N/A	N/A	4.0	6.2	20.4	39.9	2.9

07/01/13 to 06/30/14	28.6	N/A	N/A	N/A	N/A	N/A	4.2	6.2	20.3	37.7	3.0

07/01/14 to 06/30/15	24.6	N/A	N/A	N/A	N/A	N/A	3.7	7.5	22.1	39.4	2.7

07/01/15 to 06/30/16	22.7	N/A	N/A	N/A	N/A	N/A	3.5	8.3	23.0	39.9	2.6

07/01/16 to 06/30/17	24.1	N/A	N/A	N/A	N/A	N/A	3.8	8.3	22.8	38.5	2.5

07/01/17 to 06/30/18	26.7	N/A	N/A	N/A	N/A	N/A	4.2	7.6	22.7	36.3	2.5

07/01/18 to 06/30/19	26.8	N/A	N/A	N/A	N/A	N/A	5.5	4.3	24.6	36.0	2.8

07/01/19 to 06/30/20	29.7	N/A	N/A	N/A	N/A	N/A	6.2	3.0	24.1	34.5	2.5

07/01/20 to 06/30/21	31.6	N/A	N/A	N/A	N/A	N/A	6.4	2.9	23.2	33.2	2.7

07/01/21 to 06/30/22	16.8	2.4%	4.3%	2.4%	2.6%	5.1%	6.7	2.8	21.4	33.2	2.3

See “About Fund Performance” for descriptions of the indexes.

Performance

		Average Annual Total Returns(a)(b)

		1 Year		5 Years		10 Years
	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge

Institutional	(16.19)%	(13.38)%	N/A	5.36%	N/A	6.97%	N/A
Investor A	(16.30)	(13.56)	N/A	5.10	N/A	6.71	N/A
Investor P	(16.32)	(13.62)	(18.16)%	5.10	3.97%	6.70	6.13%
Class K	(16.13)	(13.30)	N/A	5.42	N/A	7.02	N/A

LifePath Index 2030 Fund Custom Benchmark(c)	(16.34)	(13.35)	N/A	5.39	N/A	7.07	N/A
Bloomberg U.S. Aggregate Bond Index	(10.35)	(10.29)	N/A	0.88	N/A	1.54	N/A
Bloomberg U.S. Intermediate Credit Bond Index	(8.52)	(8.96)	N/A	1.43	N/A	2.21	N/A
Bloomberg U.S. Intermediate Government Bond Index	(5.77)	(6.32)	N/A	0.87	N/A	0.97	N/A
Bloomberg U.S. Long Credit Bond Index	(22.40)	(21.36)	N/A	1.05	N/A	3.17	N/A
Bloomberg U.S. Long Government Bond Index	(21.20)	(18.42)	N/A	0.50	N/A	1.65	N/A
Bloomberg U.S. Securitized: MBS, ABS and CMBS Index	(8.70)	(8.97)	N/A	0.46	N/A	1.25	N/A
Bloomberg U.S. TIPS Index (Series-L)	(8.92)	(5.14)	N/A	3.21	N/A	1.73	N/A
FTSE EPRA Nareit Developed Index	(20.71)	(13.44)	N/A	1.95	N/A	4.69	N/A
MSCI ACWI ex USA IMI Index	(19.08)	(19.86)	N/A	2.50	N/A	5.01	N/A
Russell 1000® Index	(20.94)	(13.04)	N/A	11.00	N/A	12.82	N/A
Russell 2000® Index	(23.43)	(25.20)	N/A	5.17	N/A	9.35	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

LifePath Index 2030 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2030.

F U N D S U M M A R Y	9

LifePath Index Fund Summary as of June 30, 2022 (continued)	BlackRock LifePath® Index 2030 Fund

(c)

The LifePath Index 2030 Fund compares its performance to that of a customized weighted index (the “LifePath Index 2030 Fund Custom Benchmark”). Prior to May 31, 2022, the LifePath Index 2030 Fund Custom Benchmark was comprised of the Bloomberg U.S. Aggregate Bond Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000 Index and Russell 2000 Index. Effective May 31, 2022, the LifePath Index 2030 Fund Custom Benchmark was changed to remove Bloomberg U.S. Aggregate Bond Index and to add Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Intermediate Government Bond Index and Bloomberg U.S. Securitized: MBS, ABS and CMBS Index. The investment adviser believes that the updated LifePath Index 2030 Fund Custom Benchmark is more representative of the sectors in which the LifePath Index 2030 Fund invests. The investment adviser adjusts the weightings of the indexes in the LifePath Index 2030 Fund Custom Benchmark periodically based upon its evaluation and adjustment of the LifePath Index 2030 Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets

Equity Funds	59.0%
Fixed-Income Funds	40.8
Money Market Funds	0.5
Liabilities in Excess of Other Assets	(0.3)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

Large Cap Index Master Portfolio	32.9%
iShares Core MSCI Total International Stock ETF	21.2
iShares U.S. Securitized Bond Index Fund	10.4
iShares U.S. Intermediate Government Bond Index Fund	8.5
iShares TIPS Bond ETF	6.7
iShares U.S. Long Government Bond Index Fund	5.4
iShares U.S. Long Credit Bond Index Fund	5.0
iShares U.S. Intermediate Credit Bond Index Fund	4.8
iShares Developed Real Estate Index Fund, Class K	2.6
Master Small Cap Index Series	2.3

10	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

LifePath Index Fund Summary as of June 30, 2022	BlackRock LifePath® Index 2035 Fund

Investment Objective

BlackRock LifePath® Index 2035 Fund’s (“LifePath Index 2035 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Index 2035 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath Index Fund’s custom benchmark consists of the following:

Period	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Intermediate Credit Bond Index	Bloomberg U.S. Intermediate Government Bond Index	Bloomberg U.S. Long Credit Bond Index	Bloomberg U.S. Long Government Bond Index	Bloomberg U.S. Securitized: MBS, ABS and CMBS Index	Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index

07/01/12 to 06/30/13	21.1%	N/A	N/A	N/A	N/A	N/A	2.8	7.4	22.2	43.8	2.7

07/01/13 to 06/30/14	23.1	N/A	N/A	N/A	N/A	N/A	3.0	7.6	22.2	41.4	2.7

07/01/14 to 06/30/15	17.3	N/A	N/A	N/A	N/A	N/A	2.3	9.3	24.6	44.1	2.4

07/01/15 to 06/30/16	14.0	N/A	N/A	N/A	N/A	N/A	2.0	10.6	26.0	45.2	2.2

07/01/16 to 06/30/17	15.4	N/A	N/A	N/A	N/A	N/A	2.3	10.9	25.7	43.7	2.0

07/01/17 to 06/30/18	17.9	N/A	N/A	N/A	N/A	N/A	2.6	10.4	25.7	41.5	1.9

07/01/18 to 06/30/19	17.2	N/A	N/A	N/A	N/A	N/A	4.0	5.5	29.2	41.5	2.6

07/01/19 to 06/30/20	19.5	N/A	N/A	N/A	N/A	N/A	4.9	3.6	29.5	40.5	2.0

07/01/20 to 06/30/21	21.2	N/A	N/A	N/A	N/A	N/A	5.1	3.5	28.3	39.7	2.2

07/01/21 to 06/30/22	11.7	1.7%	2.3%	2.3%	1.9%	3.6%	5.4	3.4	26.0	39.8	1.9

See “About Fund Performance” for descriptions of the indexes.

Performance

		Average Annual Total Returns(a)(b)

		1 Year		5 Years		10 Years

	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge

Institutional	(17.27)%	(13.97)%	N/A	6.00%	N/A	7.65%	N/A
Investor A	(17.37)	(14.19)	N/A	5.74	N/A	7.37	N/A
Investor P	(17.44)	(14.24)	(18.74)%	5.73	4.60%	7.38	6.80%
Class K	(17.31)	(13.99)	N/A	6.05	N/A	7.68	N/A

LifePath Index 2035 Fund Custom Benchmark(c)	(17.50)	(14.05)	N/A	6.01	N/A	7.72	N/A
Bloomberg U.S. Aggregate Bond Index	(10.35)	(10.29)	N/A	0.88	N/A	1.54	N/A
Bloomberg U.S. Intermediate Credit Bond Index	(8.52)	(8.96)	N/A	1.43	N/A	2.21	N/A
Bloomberg U.S. Intermediate Government Bond Index	(5.77)	(6.32)	N/A	0.87	N/A	0.97	N/A
Bloomberg U.S. Long Credit Bond Index	(22.40)	(21.36)	N/A	1.05	N/A	3.17	N/A
Bloomberg U.S. Long Government Bond Index	(21.20)	(18.42)	N/A	0.50	N/A	1.65	N/A
Bloomberg U.S. Securitized: MBS, ABS and CMBS Index	(8.70)	(8.97)	N/A	0.46	N/A	1.25	N/A
Bloomberg U.S. TIPS Index (Series-L)	(8.92)	(5.14)	N/A	3.21	N/A	1.73	N/A
FTSE EPRA Nareit Developed Index	(20.71)	(13.44)	N/A	1.95	N/A	4.69	N/A
MSCI ACWI ex USA IMI Index	(19.08)	(19.86)	N/A	2.50	N/A	5.01	N/A
Russell 1000® Index	(20.94)	(13.04)	N/A	11.00	N/A	12.82	N/A
Russell 2000® Index	(23.43)	(25.20)	N/A	5.17	N/A	9.35	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

LifePath Index 2035 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2035.

F U N D S U M M A R Y	11

LifePath Index Fund Summary as of June 30, 2022 (continued)	BlackRock LifePath® Index 2035 Fund

(c)

The LifePath Index 2035 Fund compares its performance to that of a customized weighted index (the “LifePath Index 2035 Fund Custom Benchmark”). Prior to May 31, 2022, the LifePath Index 2035 Fund Custom Benchmark was comprised of the Bloomberg U.S. Aggregate Bond Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000 Index and Russell 2000 Index. Effective May 31, 2022, the LifePath Index 2035 Fund Custom Benchmark was changed to remove Bloomberg U.S. Aggregate Bond Index and to add Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Intermediate Government Bond Index and Bloomberg U.S. Securitized: MBS, ABS and CMBS Index. The investment adviser believes that the updated LifePath Index 2035 Fund Custom Benchmark is more representative of the sectors in which the LifePath Index 2035 Fund invests. The investment adviser adjusts the weightings of the indexes in the LifePath Index 2035 Fund Custom Benchmark periodically based upon its evaluation and adjustment of the LifePath Index 2035 Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets

Equity Funds	70.4%
Fixed-Income Funds	29.4
Money Market Funds	0.3
Liabilities in Excess of Other Assets	(0.1)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

Large Cap Index Master Portfolio	39.8%
iShares Core MSCI Total International Stock ETF	25.5
iShares U.S. Securitized Bond Index Fund	7.2
iShares TIPS Bond ETF	5.5
iShares U.S. Long Credit Bond Index Fund	4.8
iShares U.S. Intermediate Government Bond Index Fund	4.3
iShares U.S. Long Government Bond Index Fund	4.2
iShares U.S. Intermediate Credit Bond Index Fund	3.4
iShares Developed Real Estate Index Fund, Class K	3.3
Master Small Cap Index Series	1.8

12	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

LifePath Index Fund Summary as of June 30, 2022	BlackRock LifePath® Index 2040 Fund

Investment Objective

BlackRock LifePath® Index 2040 Fund’s (“LifePath Index 2040 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Index 2040 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath Index Fund’s custom benchmark consists of the following:

Period	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Intermediate Credit Bond Index	Bloomberg U.S. Intermediate Government Bond Index	Bloomberg U.S. Long Credit Bond Index	Bloomberg U.S. Long Government Bond Index	Bloomberg U.S. Securitized: MBS, ABS and CMBS Index	Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index

07/01/12 to 06/30/13	16.1%	N/A	N/A	N/A	N/A	N/A	1.6	8.6	23.9	47.4	2.4

07/01/13 to 06/30/14	18.2	N/A	N/A	N/A	N/A	N/A	1.9	8.8	23.9	44.8	2.4

07/01/14 to 06/30/15	10.9	N/A	N/A	N/A	N/A	N/A	1.2	11.1	26.8	47.8	2.2

07/01/15 to 06/30/16	6.2	N/A	N/A	N/A	N/A	N/A	0.8	13.0	28.6	49.4	2.0

07/01/16 to 06/30/17	7.6	N/A	N/A	N/A	N/A	N/A	1.0	13.2	28.4	48.2	1.6

07/01/17 to 06/30/18	10.0	N/A	N/A	N/A	N/A	N/A	1.3	12.9	28.4	46.0	1.4

07/01/18 to 06/30/19	8.8	N/A	N/A	N/A	N/A	N/A	2.5	6.6	33.4	46.3	2.4

07/01/19 to 06/30/20	10.6	N/A	N/A	N/A	N/A	N/A	3.2	4.1	34.4	46.0	1.7

07/01/20 to 06/30/21	12.2	N/A	N/A	N/A	N/A	N/A	3.5	4.1	33.0	45.5	1.7

07/01/21 to 06/30/22	6.9	0.8%	0.7%	2.2%	1.1%	2.1%	3.9	4.0	30.3	46.6	1.4

See “About Fund Performance” for descriptions of the indexes.

Performance

		Average Annual Total Returns(a)(b)

		1 Year		5 Years		10 Years

	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge

Institutional	(18.35)%	(14.68)%	N/A	6.52%	N/A	8.22%	N/A
Investor A	(18.45)	(14.88)	N/A	6.27	N/A	7.94	N/A
Investor P	(18.50)	(14.89)	(19.36)%	6.25	5.11%	7.95	7.37%
Class K	(18.33)	(14.63)	N/A	6.58	N/A	8.27	N/A

LifePath Index 2040 Fund Custom Benchmark(c)	(18.59)	(14.75)	N/A	6.52	N/A	8.29	N/A
Bloomberg U.S. Aggregate Bond Index	(10.35)	(10.29)	N/A	0.88	N/A	1.54	N/A
Bloomberg U.S. Intermediate Credit Bond Index	(8.52)	(8.96)	N/A	1.43	N/A	2.21	N/A
Bloomberg U.S. Intermediate Government Bond Index	(5.77)	(6.32)	N/A	0.87	N/A	0.97	N/A
Bloomberg U.S. Long Credit Bond Index	(22.40)	(21.36)	N/A	1.05	N/A	3.17	N/A
Bloomberg U.S. Long Government Bond Index	(21.20)	(18.42)	N/A	0.50	N/A	1.65	N/A
Bloomberg U.S. Securitized: MBS, ABS and CMBS Index	(8.70)	(8.97)	N/A	0.46	N/A	1.25	N/A
Bloomberg U.S. TIPS Index (Series-L)	(8.92)	(5.14)	N/A	3.21	N/A	1.73	N/A
FTSE EPRA Nareit Developed Index	(20.71)	(13.44)	N/A	1.95	N/A	4.69	N/A
MSCI ACWI ex USA IMI Index	(19.08)	(19.86)	N/A	2.50	N/A	5.01	N/A
Russell 1000® Index	(20.94)	(13.04)	N/A	11.00	N/A	12.82	N/A
Russell 2000® Index	(23.43)	(25.20)	N/A	5.17	N/A	9.35	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

LifePath Index 2040 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2040.

F U N D S U M M A R Y	13

LifePath Index Fund Summary as of June 30, 2022 (continued)	BlackRock LifePath® Index 2040 Fund

(c)

The LifePath Index 2040 Fund compares its performance to that of a customized weighted index (the “LifePath Index 2040 Fund Custom Benchmark”). Prior to May 31, 2022, the LifePath Index 2040 Fund Custom Benchmark was comprised of the Bloomberg U.S. Aggregate Bond Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000 Index and Russell 2000 Index. Effective May 31, 2022, the LifePath Index 2040 Fund Custom Benchmark was changed to remove Bloomberg U.S. Aggregate Bond Index and to add Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Intermediate Government Bond Index and Bloomberg U.S. Securitized: MBS, ABS and CMBS Index. The investment adviser believes that the updated LifePath Index 2040 Fund Custom Benchmark is more representative of the sectors in which the LifePath Index 2040 Fund invests. The investment adviser adjusts the weightings of the indexes in the LifePath Index 2040 Fund Custom Benchmark periodically based upon its evaluation and adjustment of the LifePath Index 2040 Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets

Equity Funds	81.7%
Fixed-Income Funds	18.1
Money Market Funds	1.1
Liabilities in Excess of Other Assets	(0.9)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

Large Cap Index Master Portfolio	46.3%
iShares Core MSCI Total International Stock ETF	30.0
iShares U.S. Long Credit Bond Index Fund	4.8
iShares U.S. Securitized Bond Index Fund	4.3
iShares TIPS Bond ETF	4.0
iShares Developed Real Estate Index Fund, Class K	3.9
iShares U.S. Long Government Bond Index Fund	2.3
Master Small Cap Index Series	1.5
iShares U.S. Intermediate Credit Bond Index Fund	1.4
iShares U.S. Intermediate Government Bond Index Fund	1.3

14	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

LifePath Index Fund Summary as of June 30, 2022	BlackRock LifePath® Index 2045 Fund

Investment Objective

BlackRock LifePath® Index 2045 Fund’s (“LifePath Index 2045 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Index 2045 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath Index Fund’s custom benchmark consists of the following:

Period	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Intermediate Credit Bond Index	Bloomberg U.S. Intermediate Government Bond Index	Bloomberg U.S. Long Credit Bond Index	Bloomberg U.S. Long Government Bond Index	Bloomberg U.S. Securitized: MBS, ABS and CMBS Index	Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index

07/01/12 to 06/30/13	12.1%	N/A	N/A	N/A	N/A	N/A	N/A	9.6	25.4	50.7	2.2

07/01/13 to 06/30/14	14.5	N/A	N/A	N/A	N/A	N/A	N/A	9.9	25.5	48.0	2.1

07/01/14 to 06/30/15	7.3	N/A	N/A	N/A	N/A	N/A	0.1	12.4	28.2	49.9	2.1

07/01/15 to 06/30/16	2.1	N/A	N/A	N/A	N/A	N/A	0.2	14.4	30.1	51.3	1.9

07/01/16 to 06/30/17	2.6	N/A	N/A	N/A	N/A	N/A	0.3	15.0	30.4	50.1	1.6

07/01/17 to 06/30/18	3.8	N/A	N/A	N/A	N/A	N/A	0.4	15.2	30.7	48.7	1.2

07/01/18 to 06/30/19	3.2	N/A	N/A	N/A	N/A	N/A	1.0	7.4	36.6	49.5	2.3

07/01/19 to 06/30/20	4.2	N/A	N/A	N/A	N/A	N/A	1.6	4.5	38.2	50.1	1.4

07/01/20 to 06/30/21	5.0	N/A	N/A	N/A	N/A	N/A	1.9	4.5	36.9	50.5	1.2

07/01/21 to 06/30/22	3.1	0.0%	0.0%	1.9%	0.2%	1.0%	2.2	4.4	34.1	52.0	1.1

See “About Fund Performance” for descriptions of the indexes.

Performance

		Average Annual Total Returns(a)(b)

		1 Year		5 Years		10 Years

	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge

Institutional	(19.27)%	(15.26)%	N/A	6.93%	N/A	8.69%	N/A
Investor A	(19.37)	(15.52)	N/A	6.65	N/A	8.41	N/A
Investor P	(19.35)	(15.48)	(19.92)%	6.65	5.51%	8.42	7.83%
Class K	(19.19)	(15.20)	N/A	6.99	N/A	8.74	N/A

LifePath Index 2045 Fund Custom Benchmark(c)	(19.51)	(15.40)	N/A	6.89	N/A	8.74	N/A
Bloomberg U.S. Aggregate Bond Index	(10.35)	(10.29)	N/A	0.88	N/A	1.54	N/A
Bloomberg U.S. Intermediate Credit Bond Index	(8.52)	(8.96)	N/A	1.43	N/A	2.21	N/A
Bloomberg U.S. Intermediate Government Bond Index	(5.77)	(6.32)	N/A	0.87	N/A	0.97	N/A
Bloomberg U.S. Long Credit Bond Index	(22.40)	(21.36)	N/A	1.05	N/A	3.17	N/A
Bloomberg U.S. Long Government Bond Index	(21.20)	(18.42)	N/A	0.50	N/A	1.65	N/A
Bloomberg U.S. Securitized: MBS, ABS and CMBS Index	(8.70)	(8.97)	N/A	0.46	N/A	1.25	N/A
Bloomberg U.S. TIPS Index (Series-L)	(8.92)	(5.14)	N/A	3.21	N/A	1.73	N/A
FTSE EPRA Nareit Developed Index	(20.71)	(13.44)	N/A	1.95	N/A	4.69	N/A
MSCI ACWI ex USA IMI Index	(19.08)	(19.86)	N/A	2.50	N/A	5.01	N/A
Russell 1000® Index	(20.94)	(13.04)	N/A	11.00	N/A	12.82	N/A
Russell 2000® Index	(23.43)	(25.20)	N/A	5.17	N/A	9.35	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

LifePath Index 2045 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2045.

F U N D S U M M A R Y	15

LifePath Index Fund Summary as of June 30, 2022 (continued)	BlackRock LifePath® Index 2045 Fund

(c)

The LifePath Index 2045 Fund compares its performance to that of a customized weighted index (the “LifePath Index 2045 Fund Custom Benchmark”). Prior to May 31, 2022, the LifePath Index 2045 Fund Custom Benchmark was comprised of the Bloomberg U.S. Aggregate Bond Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000 Index and Russell 2000 Index. Effective May 31, 2022, the LifePath Index 2045 Fund Custom Benchmark was changed to remove Bloomberg U.S. Aggregate Bond Index and to add Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Intermediate Government Bond Index and Bloomberg U.S. Securitized: MBS, ABS and CMBS Index. The investment adviser believes that the updated LifePath Index 2045 Fund Custom Benchmark is more representative of the sectors in which the LifePath Index 2045 Fund invests. The investment adviser adjusts the weightings of the indexes in the LifePath Index 2045 Fund Custom Benchmark periodically based upon its evaluation and adjustment of the LifePath Index 2045 Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets

Equity Funds	91.4%
Fixed-Income Funds	8.4
Money Market Funds	0.2
Other Assets Less Liabilities	—

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

Large Cap Index Master Portfolio	51.9%
iShares Core MSCI Total International Stock ETF	33.9
iShares Developed Real Estate Index Fund, Class K	4.4
iShares U.S. Long Credit Bond Index Fund	3.8
iShares TIPS Bond ETF	2.2
iShares U.S. Securitized Bond Index Fund	1.9
Master Small Cap Index Series	1.2
iShares U.S. Long Government Bond Index Fund	0.5
BlackRock Cash Funds: Treasury, SL Agency Shares	0.2
iShares U.S. Intermediate Credit Bond Index Fund	—

16	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

LifePath Index Fund Summary as of June 30, 2022	BlackRock LifePath® Index 2050 Fund

Investment Objective

BlackRock LifePath® Index 2050 Fund’s (“LifePath Index 2050 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Index 2050 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath Index Fund’s custom benchmark consists of the following:

Period	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Intermediate Credit Bond Index	Bloomberg U.S. Intermediate Government Bond Index	Bloomberg U.S. Long Credit Bond Index	Bloomberg U.S. Long Government Bond Index	Bloomberg U.S. Securitized: MBS, ABS and CMBS Index	Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index

07/01/12 to 06/30/13	6.8%	N/A	N/A	N/A	N/A	N/A	N/A	10.6	26.9	53.7	2.0

07/01/13 to 06/30/14	9.2	N/A	N/A	N/A	N/A	N/A	N/A	11.0	27.0	51.0	1.8

07/01/14 to 06/30/15	4.8	N/A	N/A	N/A	N/A	N/A	N/A	13.0	29.0	51.1	2.1

07/01/15 to 06/30/16	1.0	N/A	N/A	N/A	N/A	N/A	N/A	14.8	30.6	51.6	2.0

07/01/16 to 06/30/17	1.0	N/A	N/A	N/A	N/A	N/A	N/A	15.6	31.1	50.7	1.6

07/01/17 to 06/30/18	1.1	N/A	N/A	N/A	N/A	N/A	N/A	16.1	31.7	50.0	1.1

07/01/18 to 06/30/19	0.9	N/A	N/A	N/A	N/A	N/A	0.2	7.6	38.1	50.8	2.4

07/01/19 to 06/30/20	1.2	N/A	N/A	N/A	N/A	N/A	0.4	4.8	40.1	52.2	1.3

07/01/20 to 06/30/21	1.5	N/A	N/A	N/A	N/A	N/A	0.6	4.7	39.1	53.1	1.0

07/01/21 to 06/30/22	1.0	0.0%	0.0%	0.9%	0.0%	0.0%	0.8	4.7	36.4	55.2	1.0

See “About Fund Performance” for descriptions of the indexes.

Performance

		Average Annual Total Returns(a)(b)

		1 Year		5 Years		10 Years
	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge

Institutional	(19.75)%	(15.64)%	N/A	7.09%	N/A	8.97%	N/A
Investor A	(19.82)	(15.81)	N/A	6.83	N/A	8.71	N/A
Investor P	(19.83)	(15.82)	(20.24)%	6.82	5.67%	8.70	8.12%
Class K	(19.73)	(15.56)	N/A	7.14	N/A	9.02	N/A

LifePath Index 2050 Fund Custom Benchmark(c)	(20.03)	(15.77)	N/A	7.06	N/A	9.03	N/A
Bloomberg U.S. Aggregate Bond Index	(10.35)	(10.29)	N/A	0.88	N/A	1.54	N/A
Bloomberg U.S. Intermediate Credit Bond Index	(8.52)	(8.96)	N/A	1.43	N/A	2.21	N/A
Bloomberg U.S. Intermediate Government Bond Index	(5.77)	(6.32)	N/A	0.87	N/A	0.97	N/A
Bloomberg U.S. Long Credit Bond Index	(22.40)	(21.36)	N/A	1.05	N/A	3.17	N/A
Bloomberg U.S. Long Government Bond Index	(21.20)	(18.42)	N/A	0.50	N/A	1.65	N/A
Bloomberg U.S. Securitized: MBS, ABS and CMBS Index	(8.70)	(8.97)	N/A	0.46	N/A	1.25	N/A
Bloomberg U.S. TIPS Index (Series-L)	(8.92)	(5.14)	N/A	3.21	N/A	1.73	N/A
FTSE EPRA Nareit Developed Index	(20.71)	(13.44)	N/A	1.95	N/A	4.69	N/A
MSCI ACWI ex USA IMI Index	(19.08)	(19.86)	N/A	2.50	N/A	5.01	N/A
Russell 1000® Index	(20.94)	(13.04)	N/A	11.00	N/A	12.82	N/A
Russell 2000® Index	(23.43)	(25.20)	N/A	5.17	N/A	9.35	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

LifePath Index 2050 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2050.

F U N D S U M M A R Y	17

LifePath Index Fund Summary as of June 30, 2022 (continued)	BlackRock LifePath® Index 2050 Fund

(c)

The LifePath Index 2050 Fund compares its performance to that of a customized weighted index (the “LifePath Index 2050 Fund Custom Benchmark”). Prior to May 31, 2022, the LifePath Index 2050 Fund Custom Benchmark was comprised of the Bloomberg U.S. Aggregate Bond Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000 Index and Russell 2000 Index. Effective May 31, 2022, the LifePath Index 2050 Fund Custom Benchmark was changed to remove Bloomberg U.S. Aggregate Bond Index and to add Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Intermediate Government Bond Index and Bloomberg U.S. Securitized: MBS, ABS and CMBS Index. The investment adviser believes that the updated LifePath Index 2050 Fund Custom Benchmark is more representative of the sectors in which the LifePath Index 2050 Fund invests. The investment adviser adjusts the weightings of the indexes in the LifePath Index 2050 Fund Custom Benchmark periodically based upon its evaluation and adjustment of the LifePath Index 2050 Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets

Equity Funds	97.3%
Fixed-Income Funds	2.5
Money Market Funds	0.2
Liabilities in Excess of Other Assets	(—)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

Large Cap Index Master Portfolio	55.3%
iShares Core MSCI Total International Stock ETF	36.4
iShares Developed Real Estate Index Fund, Class K	4.6
iShares U.S. Long Credit Bond Index Fund	1.7
Master Small Cap Index Series	1.0
iShares TIPS Bond ETF	0.8
BlackRock Cash Funds: Treasury, SL Agency Shares	0.2
iShares U.S. Long Government Bond Index Fund	—

18	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

LifePath Index Fund Summary as of June 30, 2022	BlackRock LifePath® Index 2055 Fund

Investment Objective

BlackRock LifePath® Index 2055 Fund’s (“LifePath Index 2055 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Index 2055 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath Index Fund’s custom benchmark consists of the following:

Period	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Intermediate Credit Bond Index	Bloomberg U.S. Intermediate Government Bond Index	Bloomberg U.S. Long Credit Bond Index	Bloomberg U.S. Long Government Bond Index	Bloomberg U.S. Securitized: MBS, ABS and CMBS Index	Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index

07/01/12 to 06/30/13	1.6%	N/A	N/A	N/A	N/A	N/A	N/A	11.9	28.3	56.2	2.0

07/01/13 to 06/30/14	4.0	N/A	N/A	N/A	N/A	N/A	N/A	12.5	28.5	53.2	1.8

07/01/14 to 06/30/15	2.7	N/A	N/A	N/A	N/A	N/A	N/A	13.5	29.6	52.2	2.0

07/01/15 to 06/30/16	1.0	N/A	N/A	N/A	N/A	N/A	N/A	14.8	30.6	51.6	2.0

07/01/16 to 06/30/17	1.0	N/A	N/A	N/A	N/A	N/A	N/A	15.6	31.1	50.7	1.6

07/01/17 to 06/30/18	1.0	N/A	N/A	N/A	N/A	N/A	N/A	16.2	31.9	49.7	1.2

07/01/18 to 06/30/19	0.9	N/A	N/A	N/A	N/A	N/A	0.1	7.6	38.2	50.8	2.4

07/01/19 to 06/30/20	0.8	N/A	N/A	N/A	N/A	N/A	0.2	4.8	40.5	52.4	1.3

07/01/20 to 06/30/21	0.8	N/A	N/A	N/A	N/A	N/A	0.2	4.8	39.5	53.7	1.0

07/01/21 to 06/30/22	0.6	0.0%	0.0%	0.4%	0.0%	0.0%	0.2	4.8	37.1	55.9	1.0

See “About Fund Performance” for descriptions of the indexes.

Performance

		Average Annual Total Returns(a)(b)

		1 Year		5 Years		10 Years
	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge

Institutional	(19.84)%	(15.70)%	N/A	7.09%	N/A	9.17%	N/A
Investor A	(19.94)	(15.92)	N/A	6.83	N/A	8.90	N/A
Investor P	(19.91)	(15.91)	(20.33)%	6.83	5.68%	8.90	8.31%
Class K	(19.81)	(15.65)	N/A	7.16	N/A	9.23	N/A

LifePath Index 2055 Fund Custom Benchmark(c)	(20.16)	(15.88)	N/A	7.07	N/A	9.21	N/A
Bloomberg U.S. Aggregate Bond Index	(10.35)	(10.29)	N/A	0.88	N/A	1.54	N/A
Bloomberg U.S. Intermediate Credit Bond Index	(8.52)	(8.96)	N/A	1.43	N/A	2.21	N/A
Bloomberg U.S. Intermediate Government Bond Index	(5.77)	(6.32)	N/A	0.87	N/A	0.97	N/A
Bloomberg U.S. Long Credit Bond Index	(22.40)	(21.36)	N/A	1.05	N/A	3.17	N/A
Bloomberg U.S. Long Government Bond Index	(21.20)	(18.42)	N/A	0.50	N/A	1.65	N/A
Bloomberg U.S. Securitized: MBS, ABS and CMBS Index	(8.70)	(8.97)	N/A	0.46	N/A	1.25	N/A
Bloomberg U.S. TIPS Index (Series-L)	(8.92)	(5.14)	N/A	3.21	N/A	1.73	N/A
FTSE EPRA Nareit Developed Index	(20.71)	(13.44)	N/A	1.95	N/A	4.69	N/A
MSCI ACWI ex USA IMI Index	(19.08)	(19.86)	N/A	2.50	N/A	5.01	N/A
Russell 1000® Index	(20.94)	(13.04)	N/A	11.00	N/A	12.82	N/A
Russell 2000® Index	(23.43)	(25.20)	N/A	5.17	N/A	9.35	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

LifePath Index 2055 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2055.

F U N D S U M M A R Y	19

LifePath Index Fund Summary as of June 30, 2022 (continued)	BlackRock LifePath® Index 2055 Fund

(c)

The LifePath Index 2055 Fund compares its performance to that of a customized weighted index (the “LifePath Index 2055 Fund Custom Benchmark”). Prior to May 31, 2022, the LifePath Index 2055 Fund Custom Benchmark was comprised of the Bloomberg U.S. Aggregate Bond Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000 Index and Russell 2000 Index. Effective May 31, 2022, the LifePath Index 2055 Fund Custom Benchmark was changed to remove Bloomberg U.S. Aggregate Bond Index and to add Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Intermediate Government Bond Index and Bloomberg U.S. Securitized: MBS, ABS and CMBS Index. The investment adviser believes that the updated LifePath Index 2055 Fund Custom Benchmark is more representative of the sectors in which the LifePath Index 2055 Fund invests. The investment adviser adjusts the weightings of the indexes in the LifePath Index 2055 Fund Custom Benchmark periodically based upon its evaluation and adjustment of the LifePath Index 2055 Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets

Equity Funds	98.7%
Fixed-Income Funds	1.1
Money Market Funds	0.2
Liabilities in Excess of Other Assets	(—)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

Large Cap Index Master Portfolio	56.0%
iShares Core MSCI Total International Stock ETF	37.0
iShares Developed Real Estate Index Fund, Class K	4.7
Master Small Cap Index Series	1.0
iShares U.S. Long Credit Bond Index Fund	0.9
iShares TIPS Bond ETF	0.2
BlackRock Cash Funds: Treasury, SL Agency Shares	0.2
BlackRock Cash Funds: Institutional, SL Agency Shares	—

20	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

LifePath Index Fund Summary as of June 30, 2022	BlackRock LifePath® Index 2060 Fund

Investment Objective

BlackRock LifePath® Index 2060 Fund’s (“LifePath Index 2060 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Index 2060 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath Index Fund’s custom benchmark consists of the following:

Period	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Intermediate Credit Bond Index	Bloomberg U.S. Intermediate Government Bond Index	Bloomberg U.S. Long Credit Bond Index	Bloomberg U.S. Long Government Bond Index	Bloomberg U.S. Securitized: MBS, ABS and CMBS Index	Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index

07/01/16 to 06/30/17	1.0%	N/A	N/A	N/A	N/A	N/A	N/A	15.6	31.1	50.7	1.6

07/01/17 to 06/30/18	1.0	N/A	N/A	N/A	N/A	N/A	N/A	16.2	31.9	49.7	1.2

07/01/18 to 06/30/19	0.9	N/A	N/A	N/A	N/A	N/A	0.1	7.6	38.2	50.8	2.4

07/01/19 to 06/30/20	0.9	N/A	N/A	N/A	N/A	N/A	0.1	4.8	40.5	52.4	1.3

07/01/20 to 06/30/21	0.9	N/A	N/A	N/A	N/A	N/A	0.1	4.8	39.5	53.7	1.0

07/01/21 to 06/30/22	0.6	0.0%	0.0%	0.4%	0.0%	0.0%	0.1	4.8	37.1	56.0	1.0

See “About Fund Performance” for descriptions of the indexes.

Performance

		Average Annual Total Returns(a)(b)

		1 Year		5 Years		Since Inception(c)

	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge

Institutional	(19.85)%	(15.72)%	N/A	7.11%	N/A	9.67%	N/A
Investor A	(19.96)	(15.94)	N/A	6.85	N/A	9.38	N/A
Investor P	(19.95)	(15.92)	(20.34)%	6.86	5.71%	9.40	8.48%
Class K	(19.83)	(15.68)	N/A	7.16	N/A	9.71	N/A

LifePath Index 2060 Fund Custom Benchmark(d)	(20.16)	(15.88)	N/A	7.07	N/A	9.59	N/A
Bloomberg U.S. Aggregate Bond Index	(10.35)	(10.29)	N/A	0.88	N/A	1.14	N/A
Bloomberg U.S. Intermediate Credit Bond Index	(8.52)	(8.96)	N/A	1.43	N/A	1.93	N/A
Bloomberg U.S. Intermediate Government Bond Index	(5.77)	(6.32)	N/A	0.87	N/A	0.72	N/A
Bloomberg U.S. Long Credit Bond Index	(22.40)	(21.36)	N/A	1.05	N/A	3.09	N/A
Bloomberg U.S. Long Government Bond Index	(21.20)	(18.42)	N/A	0.50	N/A	0.23	N/A
Bloomberg U.S. Securitized: MBS, ABS and CMBS Index	(8.70)	(8.97)	N/A	0.46	N/A	0.59	N/A
Bloomberg U.S. TIPS Index (Series-L)	(8.92)	(5.14)	N/A	3.21	N/A	2.99	N/A
FTSE EPRA Nareit Developed Index	(20.71)	(13.44)	N/A	1.95	N/A	3.59	N/A
MSCI ACWI ex USA IMI Index	(19.08)	(19.86)	N/A	2.50	N/A	6.21	N/A
Russell 1000® Index	(20.94)	(13.04)	N/A	11.00	N/A	13.11	N/A
Russell 2000® Index	(23.43)	(25.20)	N/A	5.17	N/A	9.69	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

LifePath Index 2060 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2060.

(c)	The LifePath Index Fund commenced operations on February 29, 2016.
(d)

The LifePath Index 2060 Fund compares its performance to that of a customized weighted index (the “LifePath Index 2060 Fund Custom Benchmark”). Prior to May 31, 2022, the LifePath Index 2060 Fund Custom Benchmark was comprised of the Bloomberg U.S. Aggregate Bond Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000 Index and Russell 2000 Index. Effective May 31, 2022, the LifePath Index 2060 Fund Custom Benchmark was changed to remove Bloomberg U.S. Aggregate Bond Index and to add Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Intermediate Government Bond Index and Bloomberg U.S. Securitized: MBS, ABS and CMBS Index. The investment adviser believes that the updated LifePath Index 2060 Fund Custom Benchmark is more representative of the sectors in which the LifePath Index 2060 Fund invests. The investment adviser adjusts the weightings of the indexes in the LifePath Index 2060 Fund Custom Benchmark periodically based upon its evaluation and adjustment of the LifePath Index 2060 Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

F U N D S U M M A R Y	21

LifePath Index Fund Summary as of June 30, 2022 (continued)	BlackRock LifePath® Index 2060 Fund

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets

Equity Funds	98.7%
Fixed-Income Funds	1.0
Money Market Funds	0.4
Liabilities in Excess of Other Assets	(0.1)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

Large Cap Index Master Portfolio	56.0%
iShares Core MSCI Total International Stock ETF	37.0
iShares Developed Real Estate Index Fund, Class K	4.7
Master Small Cap Index Series	1.0
iShares U.S. Long Credit Bond Index Fund	0.9
BlackRock Cash Funds: Treasury, SL Agency Shares	0.4
iShares TIPS Bond ETF	0.1

22	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

LifePath Index Fund Summary as of June 30, 2022	BlackRock LifePath® Index 2065 Fund

Investment Objective

BlackRock LifePath® Index 2065 Fund’s (“LifePath Index 2065 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Index 2065 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath Index Fund’s custom benchmark consists of the following:

Period(a)	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Intermediate Credit Bond Index	Bloomberg U.S. Intermediate Government Bond Index	Bloomberg U.S. Long Credit Bond Index	Bloomberg U.S. Long Government Bond Index	Bloomberg U.S. Securitized: MBS, ABS and CMBS Index	Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index

10/31/19 to 06/30/20	1.0%	N/A	N/A	N/A	N/A	N/A	0.0	4.8	40.5	52.4	1.3

07/01/20 to 06/30/21	1.0	N/A	N/A	N/A	N/A	N/A	0.0	4.8	39.5	53.7	1.0

07/01/21 to 06/30/22	0.7	0.0%	0.0%	0.5%	0.0%	0.0%	0.0	4.8	37.1	55.9	1.0

(a)	The LifePath Index Fund commenced operations on October 30, 2019.

See “About Fund Performance” for descriptions of the indexes.

Performance

		Average Annual Total Returns(a)(b)

		1 Year		Since Inception(c)

	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge

Institutional	(19.82)%	(15.73)%	N/A	5.77%	N/A
Investor A	(19.91)	(15.85)	N/A	5.53	N/A
Investor P	(19.93)	(15.86)	(20.28)%	5.52	3.43%
Class K	(19.79)	(15.61)	N/A	5.85	N/A

LifePath Index 2065 Fund Custom Benchmark(d)	(20.17)	(15.89)	N/A	5.53	N/A
Bloomberg U.S. Aggregate Bond Index	(10.35)	(10.29)	N/A	(1.79)	N/A
Bloomberg U.S. Intermediate Credit Bond Index	(8.52)	(8.96)	N/A	(0.86)	N/A
Bloomberg U.S. Intermediate Government Bond Index	(5.77)	(6.32)	N/A	(0.72)	N/A
Bloomberg U.S. Long Credit Bond Index	(22.40)	(21.36)	N/A	(4.51)	N/A
Bloomberg U.S. Long Government Bond Index	(21.20)	(18.42)	N/A	(5.08)	N/A
Bloomberg U.S. Securitized: MBS, ABS and CMBS Index	(8.70)	(8.97)	N/A	(2.04)	N/A
Bloomberg U.S. TIPS Index (Series-L)	(8.92)	(5.14)	N/A	3.02	N/A
FTSE EPRA Nareit Developed Index	(20.71)	(13.44)	N/A	(3.69)	N/A
MSCI ACWI ex USA IMI Index	(19.08)	(19.86)	N/A	1.12	N/A
Russell 1000® Index	(20.94)	(13.04)	N/A	9.92	N/A
Russell 2000® Index	(23.43)	(25.20)	N/A	4.43	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.

(b)

LifePath Index 2065 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2065.

(c)	The LifePath Index Fund commenced operations on October 30, 2019.
(d)

The LifePath Index 2065 Fund compares its performance to that of a customized weighted index (the “LifePath Index 2065 Fund Custom Benchmark”). Prior to May 31, 2022, the LifePath Index 2065 Fund Custom Benchmark was comprised of the Bloomberg U.S. Aggregate Bond Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000 Index and Russell 2000 Index. Effective May 31, 2022, the LifePath Index 2065 Fund Custom Benchmark was changed to remove Bloomberg U.S. Aggregate Bond Index and to add Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Intermediate Government Bond Index and Bloomberg U.S. Securitized: MBS, ABS and CMBS Index. The investment adviser believes that the updated LifePath Index 2065 Fund Custom Benchmark is more representative of the sectors in which the LifePath Index 2065 Fund invests. The investment adviser adjusts the weightings of the indexes in the LifePath Index 2065 Fund Custom Benchmark periodically based upon its evaluation and adjustment of the LifePath Index 2065 Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

F U N D S U M M A R Y	23

LifePath Index Fund Summary as of June 30, 2022 (continued)	BlackRock LifePath® Index 2065 Fund

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets

Equity Funds	98.7%
Fixed-Income Funds	1.1
Money Market Funds	0.5
Liabilities in Excess of Other Assets	(0.3)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

Large Cap Index Master Portfolio	56.0%
iShares Core MSCI Total International Stock ETF	37.0
iShares Developed Real Estate Index Fund, Class K	4.7
iShares U.S. Long Credit Bond Index Fund	1.1
Master Small Cap Index Series	1.0
BlackRock Cash Funds: Treasury, SL Agency Shares	0.5

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About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. These shares are subject to an ongoing service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Investor P Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are only available to investors purchasing shares through registered representatives of an insurance company’s broker-dealer that has entered into an agreement with the LifePath Index Funds’ distributor to offer such shares. Except with respect to LifePath Index 2065 Fund, Investor P Shares performance shown prior to the Investor P Shares inception date of August 6, 2018 is that of Institutional Shares (which have no distribution or service fees) and was restated to reflect Investor P Shares fees.

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of each LifePath Index Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance tables assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Fund Advisors (“BFA” or the “Manager”) and BlackRock Advisors, LLC (“BAL” or the “Administrator”), each LifePath Index Fund’s Manager and Administrator respectively, have contractually agreed to waive and/or reimburse a portion of each LifePath Index Fund’s expenses. Without such waivers and/or reimbursements, each LifePath Index Fund’s performance would have been lower. With respect to each LifePath Index Fund’s contractual waivers, if any, the Manager and the Administrator are under no obligation to continue waiving and/or reimbursing their fees after the applicable termination date of such agreement. See Notes to Financial Statements for additional information on waivers and/or reimbursements.

The LifePath Index Funds’ custom reference benchmarks are hypothetical representations of the performance of the respective LifePath Index Fund’s asset classes according to their weightings as of the most recent quarter-end. The weightings of the various indexes that are included in the LifePath Index Funds’ custom reference benchmarks are adjusted quarterly to reflect the LifePath Index Funds’ changing asset allocations over time. As of June 30, 2022, the following indexes are used to calculate the LifePath Index Funds’ custom reference benchmarks: Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index. Effective May 31, 2022, Bloomberg U.S. Aggregate Bond Index was removed from the LifePath Index Funds’ custom benchmark.

The Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The Bloomberg U.S. Intermediate Credit Bond Index measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets with a maturity greater than 1 year and less than 10 years. The Bloomberg U.S. Intermediate Government Bond Index includes US dollar-denominated, fixed-rate, nominal US Treasuries and US agency debentures with a maturity greater 1 year and less than 10 years. The Bloomberg U.S. Long Credit Bond Index measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets with a maturity greater than 10 years. The Bloomberg U.S. Long Government Bond Index includes US dollar-denominated, fixed-rate, nominal US Treasuries and US agency debentures with a maturity greater than 10 years. The Bloomberg U.S. Securitized: MBS, ABS and CMBS Index measures the performance of residential mortgage backed securities issued by Government Sponsored Enterprises, asset backed securities and commercial mortgage backed securities. The Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) is an unmanaged index that measures the performance of the inflation-protected public obligations of the U.S. Treasury. The FTSE EPRA Nareit Developed Index is a global market capitalization weighted index composed of listed real estate securities from developed market countries in North America, Europe, and Asia. The MSCI ACWI ex USA IMI Index is a free float-adjusted market capitalization weighted index that measures the equity market performance of the developed (excluding the U.S.) and emerging investable market universe. The Russell 1000® Index is an index that measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The Index represents approximately 93% of the U.S. market. The Russell 2000® Index is an index that measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

Disclosure of Expenses

Shareholders of each LifePath Index Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense

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Disclosure of Expenses (continued)

examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each LifePath Index Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their LifePath Index Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a LifePath Index Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these LifePath Index Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

	Actual			Hypothetical 5% Return

	Beginning Account Value (01/01/22)	Ending Account Value (06/30/22)	Expenses Paid During the Period (a)	Beginning Account Value (01/01/22)	Ending Account Value (06/30/22)	Expenses Paid During the Period (a)	Annualized Expense Ratio

LifePath Index Retirement Fund
Institutional	$ 1,000.00	$ 857.60	$ 0.51	$ 1,000.00	$ 1,024.25	$ 0.55	0.11%
Investor A	1,000.00	857.00	1.66	1,000.00	1,023.01	1.81	0.36
Investor P	1,000.00	856.20	1.66	1,000.00	1,023.01	1.81	0.36
Class K	1,000.00	857.70	0.28	1,000.00	1,024.50	0.30	0.06
LifePath Index 2025 Fund
Institutional	1,000.00	850.10	0.50	1,000.00	1,024.25	0.55	0.11
Investor A	1,000.00	849.30	1.65	1,000.00	1,023.01	1.81	0.36
Investor P	1,000.00	849.10	1.65	1,000.00	1,023.01	1.81	0.36
Class K	1,000.00	850.30	0.28	1,000.00	1,024.50	0.30	0.06
LifePath Index 2030 Fund
Institutional	1,000.00	838.10	0.50	1,000.00	1,024.25	0.55	0.11
Investor A	1,000.00	837.00	1.64	1,000.00	1,023.01	1.81	0.36
Investor P	1,000.00	836.80	1.64	1,000.00	1,023.01	1.81	0.36
Class K	1,000.00	838.70	0.27	1,000.00	1,024.50	0.30	0.06
LifePath Index 2035 Fund
Institutional	1,000.00	827.30	0.45	1,000.00	1,024.30	0.50	0.10
Investor A	1,000.00	826.30	1.58	1,000.00	1,023.06	1.76	0.35
Investor P	1,000.00	825.60	1.58	1,000.00	1,023.06	1.76	0.35
Class K	1,000.00	826.90	0.23	1,000.00	1,024.55	0.25	0.05
LifePath Index 2040 Fund
Institutional	1,000.00	816.50	0.45	1,000.00	1,024.30	0.50	0.10
Investor A	1,000.00	815.50	1.58	1,000.00	1,023.06	1.76	0.35
Investor P	1,000.00	815.00	1.58	1,000.00	1,023.06	1.76	0.35
Class K	1,000.00	816.70	0.23	1,000.00	1,024.55	0.25	0.05
LifePath Index 2045 Fund
Institutional	1,000.00	807.30	0.45	1,000.00	1,024.30	0.50	0.10
Investor A	1,000.00	806.30	1.57	1,000.00	1,023.06	1.76	0.35
Investor P	1,000.00	806.50	1.57	1,000.00	1,023.06	1.76	0.35
Class K	1,000.00	808.10	0.22	1,000.00	1,024.55	0.25	0.05
LifePath Index 2050 Fund
Institutional	1,000.00	802.50	0.45	1,000.00	1,024.30	0.50	0.10
Investor A	1,000.00	801.80	1.56	1,000.00	1,023.06	1.76	0.35
Investor P	1,000.00	801.70	1.56	1,000.00	1,023.06	1.76	0.35
Class K	1,000.00	802.70	0.22	1,000.00	1,024.55	0.25	0.05
LifePath Index 2055 Fund
Institutional	1,000.00	801.60	0.45	1,000.00	1,024.30	0.50	0.10
Investor A	1,000.00	800.60	1.56	1,000.00	1,023.06	1.76	0.35
Investor P	1,000.00	800.90	1.56	1,000.00	1,023.06	1.76	0.35
Class K	1,000.00	801.90	0.22	1,000.00	1,024.55	0.25	0.05
LifePath Index 2060 Fund
Institutional	1,000.00	801.50	0.45	1,000.00	1,024.30	0.50	0.10
Investor A	1,000.00	800.40	1.56	1,000.00	1,023.06	1.76	0.35
Investor P	1,000.00	800.50	1.56	1,000.00	1,023.06	1.76	0.35
Class K	1,000.00	801.70	0.22	1,000.00	1,024.55	0.25	0.05
LifePath Index 2065 Fund
Institutional	1,000.00	801.80	0.45	1,000.00	1,024.30	0.50	0.10
Investor A	1,000.00	800.90	1.56	1,000.00	1,023.06	1.76	0.35
Investor P	1,000.00	800.70	1.56	1,000.00	1,023.06	1.76	0.35
Class K	1,000.00	802.10	0.22	1,000.00	1,024.55	0.25	0.05

(a)

For each class of the LifePath Index Funds, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

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Derivative Financial Instruments

The LifePath Index Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The LifePath Index Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a LifePath Index Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The LifePath Index Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

D E R I V A T I V E F I N A N C I A L I N S T R U M E N T S	27

Schedule of Investments (unaudited) June 30, 2022	BlackRock LifePath® Index Retirement Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 39.1%
iShares Core MSCI Total International Stock ETF	17,096,689	$975,024,173
iShares Developed Real Estate Index Fund, Class K	16,739,116	158,686,823
Large Cap Index Master Portfolio	$1,618,422,318	1,618,422,318
Master Small Cap Index Series	$227,198,965	227,198,965

		2,979,332,279

Fixed-Income Funds — 60.4%
iShares TIPS Bond ETF(b)	5,258,532	598,999,380
iShares U.S. Intermediate Credit Bond Index Fund	55,547,100	547,694,405
iShares U.S. Intermediate Government Bond Index Fund	146,576,341	1,452,571,541
iShares U.S. Long Credit Bond Index Fund	28,481,414	276,269,712
iShares U.S. Long Government Bond Index Fund	53,196,057	514,937,838
iShares U.S. Securitized Bond Index Fund	122,793,099	1,209,512,023

		4,599,984,899

Security	Shares	Value

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.64%(c)(d)	426,963	$426,921
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.38%(c)	3,377,330	3,377,330

		3,804,251

Total Investments — 99.6% (Cost: $6,385,523,813)		7,583,121,429

Other Assets Less Liabilities — 0.4%		29,131,126

Net Assets — 100.0%		$7,612,252,555

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the LifePath Index Fund during the six months ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares/ Investment Value Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$26,873,200	$—	$(26,442,150	)(a)	$(4,257)	$128	$426,921	426,963	$49,341	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	11,699,096	—	(8,321,766	)(a)	—	—	3,377,330	3,377,330	14,608		—
iShares Core MSCI Total International Stock ETF	1,214,530,327	53,357,437	(56,041,683)		(5,024,926)	(231,796,982)	975,024,173	17,096,689	16,070,814		—
iShares Developed Real Estate Index Fund, Class K	217,122,940	3,823,466	(20,156,513)		765,310	(42,868,380)	158,686,823	16,739,116	647,588		—
iShares TIPS Bond ETF	719,104,331	13,851,709	(50,842,595)		(2,305,250)	(80,808,815)	598,999,380	5,258,532	20,345,694		—
iShares U.S. Intermediate Credit Bond Index Fund	—	825,763,905	(271,819,857)		1,522,591	(7,772,234)	547,694,405	55,547,100	1,801,264		—
iShares U.S. Intermediate Government Bond Index Fund	—	1,480,400,731	(14,457,518)		(226,382)	(13,145,290)	1,452,571,541	146,576,341	2,437,312		—
iShares U.S. Long Credit Bond Index Fund	—	377,263,620	(93,244,593)		792,727	(8,542,042)	276,269,712	28,481,414	1,600,864		—
iShares U.S. Long Government Bond Index Fund	—	538,190,018	(8,909,614)		(371,691)	(13,970,875)	514,937,838	53,196,057	1,497,223		—

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Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock LifePath® Index Retirement Fund

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares/ Investment Value Held at 06/30/22	Income	Capital Gain Distributions from Underlying Funds

iShares U.S. Securitized Bond Index Fund	$—	$1,257,420,992		$(29,272,430)		$(261,604)	$(18,374,935)	$1,209,512,023	122,793,099	$3,188,441	$—
Large Cap Index Master Portfolio	1,900,622,024	137,183,853	(a)(c)	—		(13,073,007)	(406,310,552)	1,618,422,318	$1,618,422,318	13,188,788	—
Master Small Cap Index Series	325,024,898	—		(23,326,988	)(a)(c)	(2,928,472)	(71,570,473)	227,198,965	$227,198,965	2,031,566	—
U.S. Total Bond Index Master Portfolio(d)	4,711,516,553	—		(4,247,264,589	)(a)(c)	(650,173,699)	185,921,735	—	$—	36,002,881	—

						$(671,288,660)	$(709,238,715)	$7,583,121,429		$98,876,384	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.
(d)	As of period end, the entity is no longer held.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Index Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Index Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets

Investments

Investment Companies
Equity Funds	$1,133,710,996	$—	$—	$1,133,710,996
Fixed-Income Funds	4,599,984,899	—	—	4,599,984,899
Money Market Funds	3,804,251	—	—	3,804,251

	$5,737,500,146	$—	$—	5,737,500,146

Investments Valued at NAV(a)				1,845,621,283

				$7,583,121,429

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) June 30, 2022	BlackRock LifePath® Index 2025 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 46.5%
iShares Core MSCI Total International Stock ETF(b)	17,009,127	$970,030,513
iShares Developed Real Estate Index Fund, Class K	12,683,955	120,243,890
Large Cap Index Master Portfolio	$1,545,623,295	1,545,623,295
Master Small Cap Index Series	$167,915,004	167,915,004

		2,803,812,702

Fixed-Income Funds — 53.1%
iShares TIPS Bond ETF	4,025,348	458,527,391
iShares U.S. Intermediate Credit Bond Index Fund	39,949,046	393,897,593
iShares U.S. Intermediate Government Bond Index Fund	84,520,364	837,596,808
iShares U.S. Long Credit Bond Index Fund	27,133,437	263,194,340
iShares U.S. Long Government Bond Index Fund	43,556,816	421,629,973
iShares U.S. Securitized Bond Index Fund	84,166,933	829,044,291

		3,203,890,396

Security	Shares	Value

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.64%(c)(d)	528,677	$528,624
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.38%(c)	10,404,180	10,404,180

		10,932,804

Total Investments — 99.8% (Cost: $5,167,751,767)		6,018,635,902

Other Assets Less Liabilities — 0.2%		12,449,623

Net Assets — 100.0%		$6,031,085,525

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the LifePath Index Fund during the six months ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares/ Investment Value Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$13,133,999	$—		$(12,601,650	)(a)	$(3,840)	$115	$528,624	528,677	$22,242	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	21,469,384	—		(11,065,204	)(a)	—	—	10,404,180	10,404,180	16,714		—
iShares Core MSCI Total International Stock ETF	1,214,723,993	55,597,436		(66,474,036)		(4,266,343)	(229,550,537)	970,030,513	17,009,127	15,908,278		—
iShares Developed Real Estate Index Fund, Class K	162,162,645	3,632,728		(14,085,129)		1,645,275	(33,111,629)	120,243,890	12,683,955	485,536		—
iShares TIPS Bond ETF	519,704,674	10,016,310		(9,274,448)		(673,709)	(61,245,436)	458,527,391	4,025,348	15,264,065		—
iShares U.S. Intermediate Credit Bond Index Fund	—	566,616,773		(168,250,609)		979,338	(5,447,909)	393,897,593	39,949,046	1,244,582		—
iShares U.S. Intermediate Government Bond Index Fund	—	946,266,151		(101,092,960)		(35,273)	(7,541,110)	837,596,808	84,520,364	1,455,886		—
iShares U.S. Long Credit Bond Index Fund	—	272,290,057		(530,193)		(36,086)	(8,529,438)	263,194,340	27,133,437	1,318,858		—
iShares U.S. Long Government Bond Index Fund	—	442,534,147		(9,829,462)		(358,316)	(10,716,396)	421,629,973	43,556,816	1,194,510		—
iShares U.S. Securitized Bond Index Fund	—	864,107,339		(22,402,490)		(38,276)	(12,622,282)	829,044,291	84,166,933	2,175,669		—
Large Cap Index Master Portfolio	1,806,887,366	138,049,155	(a)(c)	—		(12,778,080)	(386,535,146)	1,545,623,295	$1,545,623,295	12,750,942		—

30	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock LifePath® Index 2025 Fund

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares/ Investment Value Held at 06/30/22	Income	Capital Gain Distributions from Underlying Funds

Master Small Cap Index Series	$ 216,470,258	$3,556,624	(a)(c)	$—		$(2,007,887)	$(50,103,991)	$167,915,004	$167,915,004	$1,366,162	$—
U.S. Total Bond Index Master Portfolio(d)	3,073,425,124	—		(2,765,812,479	)(a)(c)	(496,698,150)	189,085,505	—	$—	23,857,022	—

						$(514,271,347)	$(616,318,254)	$6,018,635,902		$77,060,466	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.
(d)	As of period end, the entity is no longer held.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Index Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Index Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$1,090,274,403	$—	$—	$1,090,274,403
Fixed-Income Funds	3,203,890,396	—	—	3,203,890,396
Money Market Funds	10,932,804	—	—	10,932,804

	$4,305,097,603	$—	$—	4,305,097,603

Investments Valued at NAV(a)				1,713,538,299

				$6,018,635,902

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) June 30, 2022	BlackRock LifePath® Index 2030 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 59.0%
iShares Core MSCI Total International Stock ETF(b)	36,825,395	$2,100,152,277
iShares Developed Real Estate Index Fund, Class K	27,749,751	263,067,644
Large Cap Index Master Portfolio	$3,268,858,128	3,268,858,128
Master Small Cap Index Series	$226,592,821	226,592,821

		5,858,670,870

Fixed-Income Funds — 40.8%
iShares TIPS Bond ETF(b)	5,811,415	661,978,283
iShares U.S. Intermediate Credit Bond Index Fund	48,039,908	473,673,491
iShares U.S. Intermediate Government Bond Index Fund	84,804,004	840,407,677
iShares U.S. Long Credit Bond Index Fund	51,375,593	498,343,249
iShares U.S. Long Government Bond Index Fund	55,943,738	541,535,390
iShares U.S. Securitized Bond Index Fund	104,614,513	1,030,452,952

		4,046,391,042

Security	Shares	Value

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.64%(c)(d)	29,905,736	$29,902,745
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.38%(c)	19,824,082	19,824,082

		49,726,827

Total Investments — 100.3%
(Cost: $8,313,748,599)		9,954,788,739
Liabilities in Excess of Other Assets — (0.3)%		(27,111,802)

Net Assets — 100.0%		$9,927,676,937

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the LifePath Index Fund during the six months ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares/ Investment Value Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$29,906,139	(a)	$—		$(6,009)	$2,615	$29,902,745	29,905,736	$50,969	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	22,317,782	—		(2,493,700	)(a)	—	—	19,824,082	19,824,082	32,024		—
iShares Core MSCI Total International Stock ETF	2,588,907,132	138,180,051		(123,641,136)		(9,584,437)	(493,709,333)	2,100,152,277	36,825,395	34,360,848		—
iShares Developed Real Estate Index Fund, Class K	343,539,076	11,874,751		(23,757,380)		1,238,642	(69,827,445)	263,067,644	27,749,752	1,070,577		—
iShares TIPS Bond ETF	726,695,219	26,414,140		(3,402,856)		(229,138)	(87,499,082)	661,978,283	5,811,415	21,637,074		—
iShares U.S. Intermediate Credit Bond Index Fund	—	692,541,779		(213,400,000)		1,251,292	(6,719,580)	473,673,491	48,039,908	1,532,309		—
iShares U.S. Intermediate Government Bond Index Fund	—	1,170,981,848		(323,100,000)		—	(7,474,171)	840,407,677	84,804,004	1,548,845		—
iShares U.S. Long Credit Bond Index Fund	—	517,711,872		—		—	(19,368,623)	498,343,249	51,375,593	2,274,453		—

32	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock LifePath® Index 2030 Fund

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares/ Investment Value Held at 06/30/22	Income	Capital Gain Distributions from Underlying Funds

iShares U.S. Long Government Bond Index Fund	$—	$572,241,799		$(16,746,778)		$(553,613)	$(13,406,018)	$541,535,390	55,943,739	$1,531,697	$—
iShares U.S. Securitized Bond Index Fund	—	1,070,952,403		(24,899,998)		13,173	(15,612,626)	1,030,452,952	104,614,513	2,688,417	—
Large Cap Index Master Portfolio	3,772,067,042	339,964,955	(a)(c)	—		(26,891,591)	(816,282,278)	3,268,858,128	$3,268,858,128	26,623,332	—
Master Small Cap Index Series	271,166,860	23,326,557	(a)(c)	—		(2,379,248)	(65,521,348)	226,592,821	$226,592,821	1,649,021	—
U.S. Total Bond Index Master Portfolio(d)	3,746,795,000	—		(3,371,592,822	)(a)(c)	(824,969,482)	449,767,304	—	$—	29,101,618	—

						$(862,110,411)	$(1,145,650,585)	$9,954,788,739		$124,101,184	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.
(d)	As of period end, the entity is no longer held.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Index Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Index Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$2,363,219,921	$—	$—	$2,363,219,921
Fixed-Income Funds	4,046,391,042	—	—	4,046,391,042
Money Market Funds	49,726,827	—	—	49,726,827

	$6,459,337,790	$—	$—	6,459,337,790

Investments Valued at NAV(a)				3,495,450,949

				$9,954,788,739

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) June 30, 2022	BlackRock LifePath® Index 2035 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 70.4%
iShares Core MSCI Total International Stock ETF	29,090,274	$1,659,018,326
iShares Developed Real Estate Index Fund, Class K	22,542,776	213,705,516
Large Cap Index Master Portfolio	$2,587,767,380	2,587,767,380
Master Small Cap Index Series	$116,779,431	116,779,431

		4,577,270,653

Fixed-Income Funds — 29.4%
iShares TIPS Bond ETF(b)	3,128,603	356,379,168
iShares U.S. Intermediate Credit Bond Index Fund	22,331,772	220,191,268
iShares U.S. Intermediate Government Bond Index Fund	28,029,689	277,774,222
iShares U.S. Long Credit Bond Index Fund	32,094,020	311,311,995
iShares U.S. Long Government Bond Index Fund	28,077,334	271,788,594
iShares U.S. Securitized Bond Index Fund	47,923,873	472,050,146

		1,909,495,393

Security	Shares	Value

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.64%(c)(d)	6,617,862	$6,617,200
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.38%(c)	15,446,613	15,446,613

		22,063,813

Total Investments — 100.1% (Cost: $5,626,229,382)		6,508,829,859
Liabilities in Excess of Other Assets — (0.1)%		(5,214,155)

Net Assets — 100.0%		$6,503,615,704

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the LifePath Index Fund during the six months ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares/ Investment Value Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$60,128,772	$—		$(53,494,688	)(a)	$(16,884)	$—	$6,617,200	6,617,862	$57,485	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	14,442,571	1,004,042	(a)	—		—	—	15,446,613	15,446,613	27,205		—
iShares Core MSCI Total International Stock ETF	2,022,661,285	145,115,911		(111,481,773)		(9,425,989)	(387,851,108)	1,659,018,326	29,090,274	27,081,380		—
iShares Developed Real Estate Index Fund, Class K	263,691,275	18,717,810		(14,472,082)		123,837	(54,355,324)	213,705,516	22,542,776	844,159		—
iShares TIPS Bond ETF	370,275,572	34,921,287		(2,451,648)		(114,910)	(46,251,133)	356,379,168	3,128,603	11,501,214		—
iShares U.S. Intermediate Credit Bond Index Fund	—	308,902,499		(86,100,000)		492,048	(3,103,279)	220,191,268	22,331,772	699,205		—
iShares U.S. Intermediate Government Bond Index Fund	—	537,141,061		(257,000,000)		—	(2,366,839)	277,774,222	28,029,689	571,424		—
iShares U.S. Long Credit Bond Index Fund	—	324,580,228		—		—	(13,268,233)	311,311,995	32,094,020	1,335,942		—
iShares U.S. Long Government Bond Index Fund	—	278,424,573		—		—	(6,635,979)	271,788,594	28,077,334	736,079		—
iShares U.S. Securitized Bond Index Fund	—	505,042,564		(25,900,000)		27	(7,092,445)	472,050,146	47,923,873	1,235,439		—
Large Cap Index Master Portfolio	2,902,084,735	347,205,547	(a)(c)	—		(21,136,168)	(640,386,734)	2,587,767,380	$2,587,767,380	20,825,567		—

34	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock LifePath® Index 2035 Fund

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares/ Investment Value Held at 06/30/22	Income	Capital Gain Distributions from Underlying Funds

Master Small Cap Index Series	$120,270,344	$28,339,317	(a)(c)	$—		$(1,156,301)	$(30,673,929)	$116,779,431	$116,779,431	$766,795	$—
U.S. Total Bond Index Master Portfolio(d)	1,640,150,722	—		(1,472,608,372	)(a)(c)	(395,430,110)	227,887,760	—	$—	13,007,859	—

						$(426,664,450)	$(964,097,243)	$6,508,829,859		$78,689,753	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.
(d)	As of period end, the entity is no longer held.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Index Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Index Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$1,872,723,842	$—	$—	$1,872,723,842
Fixed-Income Funds	1,909,495,393	—	—	1,909,495,393
Money Market Funds	22,063,813	—	—	22,063,813

	$3,804,283,048	$—	$—	3,804,283,048

Investments Valued at NAV(a)				2,704,546,811

				$6,508,829,859

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) June 30, 2022	BlackRock LifePath® Index 2040 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 81.7%
iShares Core MSCI Total International Stock ETF	44,592,200	$2,543,093,166
iShares Developed Real Estate Index Fund, Class K	34,879,739	330,659,919
Large Cap Index Master Portfolio	$3,915,285,356	3,915,285,356
Master Small Cap Index Series	$123,452,114	123,452,114

		6,912,490,555

Fixed-Income Funds — 18.1%
iShares TIPS Bond ETF(b)	2,946,288	335,611,666
iShares U.S. Intermediate Credit Bond Index Fund	12,201,872	120,310,457
iShares U.S. Intermediate Government Bond Index Fund	10,554,704	104,597,121
iShares U.S. Long Credit Bond Index Fund	41,936,245	406,781,573
iShares U.S. Long Government Bond Index Fund	20,314,714	196,646,430
iShares U.S. Securitized Bond Index Fund	37,213,778	366,555,717

		1,530,502,964

Security	Shares	Value

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.64%(c)(d)	77,510,114	$77,502,363
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.38%(c)	16,964,993	16,964,993

		94,467,356

Total Investments — 100.9% (Cost: $7,232,195,127)		8,537,460,875
Liabilities in Excess of Other Assets — (0.9)%		(77,108,254)

Net Assets — 100.0%		$8,460,352,621

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the LifePath Index Fund during the six months ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares/ Investment Value Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$59,841,573	$17,708,824	(a)	$—		$(40,283)	$(7,751)	$77,502,363	77,510,114	$62,029	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	19,633,954	—		(2,668,961	)(a)	—	—	16,964,993	16,964,993	38,156		—
iShares Core MSCI Total International Stock ETF	3,173,265,025	186,049,915		(200,275,397)		(19,177,084)	(596,769,293)	2,543,093,166	44,592,200	41,640,889		—
iShares Developed Real Estate Index Fund, Class K	409,392,522	34,383,736		(29,554,080)		154,009	(83,716,268)	330,659,919	34,879,739	1,302,378		—
iShares TIPS Bond ETF	346,369,567	38,200,387		(5,307,427)		(345,881)	(43,304,980)	335,611,666	2,946,288	10,810,132		—
iShares U.S. Intermediate Credit Bond Index Fund	—	234,939,788		(113,600,000)		669,781	(1,699,112)	120,310,457	12,201,872	431,335		—
iShares U.S. Intermediate Government Bond Index Fund	—	411,722,180		(306,300,000)		—	(825,059)	104,597,121	10,554,704	306,271		—
iShares U.S. Long Credit Bond Index Fund	—	425,548,542		—		—	(18,766,969)	406,781,573	41,936,245	1,650,939		—
iShares U.S. Long Government Bond Index Fund	—	201,513,841		—		—	(4,867,411)	196,646,430	20,314,714	537,867		—

36	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock LifePath® Index 2040 Fund

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares/ Investment Value Held at 06/30/22	Income	Capital Gain Distributions from Underlying Funds

iShares U.S. Securitized Bond Index Fund	$—	$395,434,410		$(23,399,999)		$27,744	$(5,506,438)	$366,555,717	37,213,778	$960,025	$—
Large Cap Index Master Portfolio	4,499,777,050	432,783,768	(a)(c)	—		(32,082,545)	(985,192,917)	3,915,285,356	$3,915,285,356	31,733,983	—
Master Small Cap Index Series	103,532,845	48,988,637	(a)(c)	—		(1,011,292)	(28,058,076)	123,452,114	$123,452,114	658,798	—
U.S. Total Bond Index Master Portfolio(d)	1,280,940,996	—		(1,150,947,663	)(a)(c)	(326,646,988)	196,653,655	—	$—	10,065,893	—

						$(378,452,539)	$(1,572,060,619)	$8,537,460,875		$100,198,695	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.
(d)	As of period end, the entity is no longer held.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Index Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Index Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$2,873,753,085	$—	$—	$2,873,753,085
Fixed-Income Funds	1,530,502,964	—	—	1,530,502,964
Money Market Funds	94,467,356	—	—	94,467,356

	$4,498,723,405	$—	$—	4,498,723,405

Investments Valued at NAV(a)				4,038,737,470

				$8,537,460,875

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) June 30, 2022	BlackRock LifePath® Index 2045 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 91.4%
iShares Core MSCI Total International Stock ETF	30,096,943	$1,716,428,659
iShares Developed Real Estate Index Fund, Class K	23,456,834	222,370,788
Large Cap Index Master Portfolio	$2,632,679,616	2,632,679,616
Master Small Cap Index Series	$61,577,257	61,577,257

		4,633,056,320

Fixed-Income Funds — 8.4%
iShares TIPS Bond ETF	978,600	111,472,326
iShares U.S. Intermediate Credit Bond Index Fund	117,817	1,161,676
iShares U.S. Long Credit Bond Index Fund	19,663,161	190,732,660
iShares U.S. Long Government Bond Index Fund	2,459,490	23,807,861
iShares U.S. Securitized Bond Index Fund	9,911,947	97,632,677

		424,807,200

Security	Shares	Value

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.38%(b)	10,204,026	$10,204,026

Total Investments — 100.0% (Cost: $4,507,279,930)		5,068,067,546

Other Assets Less Liabilities — 0.0%		2,525,855

Net Assets — 100.0%		$ 5,070,593,401

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the LifePath Index Fund during the six months ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares/ Investment Value Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$14,882,333	$—		$(14,881,745	)(b)	$(1,237)	$649	$—	—	$5,219	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	11,608,495	—		(1,404,469	)(b)	—	—	10,204,026	10,204,026	26,794		—
iShares Core MSCI Total International Stock ETF.	2,105,562,337	187,864,270		(163,467,717)		(18,564,712)	(394,965,519)	1,716,428,659	30,096,943	28,040,467		—
iShares Developed Real Estate Index Fund, Class K	266,713,921	32,164,209		(21,155,659)		(506,912)	(54,844,771)	222,370,788	23,456,834	862,898		—
iShares TIPS Bond ETF	111,228,667	16,513,085		(1,907,975)		(122,401)	(14,239,050)	111,472,326	978,600	3,571,590		—
iShares U.S. Intermediate Credit Bond Index Fund	—	1,181,663		—		—	(19,987)	1,161,676	117,817	2,144		—
iShares U.S. Long Credit Bond Index Fund	—	200,242,026		—		—	(9,509,366)	190,732,660	19,663,161	697,693		—
iShares U.S. Long Government Bond Index Fund	—	24,132,964		—		—	(325,103)	23,807,861	2,459,490	47,297		—
iShares U.S. Securitized Bond Index Fund	—	99,277,979		—		—	(1,645,302)	97,632,677	9,911,947	186,491		—
Large Cap Index Master Portfolio	2,927,892,266	379,921,555	(b)(d)	—		(21,230,010)	(653,904,195)	2,632,679,616	$2,632,679,616	20,916,438		—

38	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock LifePath® Index 2045 Fund

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares/ Investment Value Held at 06/30/22	Income	Capital Gain Distributions from Underlying Funds

Master Small Cap Index Series	$60,324,977	$16,323,598	(b)(d)	$—		$(515,521)	$(14,555,797)	$61,577,257	$61,577,257	$361,253	$—
U.S. Total Bond Index Master Portfolio(a)	320,887,184	—		(288,788,869	)(b)(d)	(79,806,135)	47,707,820	—	$—	2,822,598	—

						$(120,746,928)	$(1,096,300,621)	$5,068,067,546		$57,540,882	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Inclusive of income and expense allocated from the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Index Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Index Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$1,938,799,447	$—	$—	$1,938,799,447
Fixed-Income Funds	424,807,200	—	—	424,807,200
Money Market Funds	10,204,026	—	—	10,204,026

	$2,373,810,673	$—	$—	2,373,810,673

Investments Valued at NAV(a)				2,694,256,873

				$5,068,067,546

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) June 30, 2022	BlackRock LifePath® Index 2050 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 97.3%
iShares Core MSCI Total International Stock ETF	32,860,292	$1,874,022,453
iShares Developed Real Estate Index Fund, Class K	25,323,133	240,063,305
Large Cap Index Master Portfolio	$2,845,923,587	2,845,923,587
Master Small Cap Index Series	$52,696,748	52,696,748

		5,012,706,093

Fixed-Income Funds — 2.5%
iShares TIPS Bond ETF	334,535	38,106,882
iShares U.S. Long Credit Bond Index Fund	8,986,535	87,169,387
iShares U.S. Long Government Bond Index Fund	174,025	1,684,561

		126,960,830

Security	Shares	Value

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.38%(b)	10,340,684	$10,340,684

Total Investments — 100.0% (Cost: $4,590,550,922)		5,150,007,607

Liabilities in Excess of Other Assets — 0.0%		(389,763)

Net Assets — 100.0%		$5,149,617,844

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the LifePath Index Fund during the six months ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares/ Investment Value Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$36,642,450	$—		$(36,643,508	)(b)	$1,058	$—	$—	—	$5,332	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	11,773,635	—		(1,432,951	)(b)	—	—	10,340,684	10,340,684	29,217		—
iShares Core MSCI Total International Stock ETF	2,268,568,269	230,553,701		(176,871,382)		(20,763,207)	(427,464,928)	1,874,022,453	32,860,292	30,477,342		—
iShares Developed Real Estate Index Fund, Class K	284,551,080	35,005,358		(20,202,608)		(417,091)	(58,873,434)	240,063,305	25,323,133	923,298		—
iShares TIPS Bond ETF	40,716,863	3,263,464		(951,886)		(9,839)	(4,911,720)	38,106,882	334,535	1,212,006		—
iShares U.S. Long Credit Bond Index Fund	—	91,426,900		—		—	(4,257,513)	87,169,387	8,986,535	314,846		—
iShares U.S. Long Government Bond Index Fund	—	1,712,490		—		—	(27,929)	1,684,561	174,025	3,848		—
Large Cap Index Master Portfolio	3,141,691,157	429,930,683	(b)(d)	—		(22,768,078)	(702,930,175)	2,845,923,587	$2,845,923,587	22,344,456		—
Master Small Cap Index Series	56,950,901	10,681,773	(b)(d)	—		(545,360)	(14,390,566)	52,696,748	$52,696,748	366,988		—
U.S. Total Bond Index Master Portfolio(a)	89,694,292	—		(80,727,765	)(b)(d)	(19,248,241)	10,281,714	—	$—	796,978		—

						$(63,750,758)	$(1,202,574,551)	$5,150,007,607		$56,474,311		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Inclusive of income and expense allocated from the Master Portfolio.

40	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock LifePath® Index 2050 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Index Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Index Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$2,114,085,758	$—	$—	$2,114,085,758
Fixed-Income Funds	126,960,830	—	—	126,960,830
Money Market Funds	10,340,684	—	—	10,340,684

	$2,251,387,272	$—	$—	2,251,387,272

Investments Valued at NAV(a)				2,898,620,335

				$5,150,007,607

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) June 30, 2022	BlackRock LifePath® Index 2055 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 98.7%
iShares Core MSCI Total International Stock ETF(b)	19,477,144	$1,110,781,522
iShares Developed Real Estate Index Fund, Class K	14,963,208	141,851,208
Large Cap Index Master Portfolio	$1,678,718,559	1,678,718,559
Master Small Cap Index Series	$31,040,577	31,040,577

		2,962,391,866

Fixed-Income Funds — 1.1%
iShares TIPS Bond ETF(b)	60,305	6,869,343
iShares U.S. Long Credit Bond Index Fund	2,586,851	25,092,458

		31,961,801

Security	Shares	Value

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.64%(c)(d)	847,019	$846,935
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.38%(c)	6,024,460	6,024,460

		6,871,395

Total Investments — 100.0% (Cost: $2,775,254,042)		3,001,225,062

Liabilities in Excess of Other Assets — 0.0%		(1,037,777)

Net Assets — 100.0%		$3,000,187,285

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the LifePath Index Fund during the six months ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares/ Investment Value Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$848,310	(a)	$—		$(1,308)	$(67)	$846,935	847,019	$836	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	8,237,127	—		(2,212,667	)(a)	—	—	6,024,460	6,024,460	17,821		—
iShares Core MSCI Total International Stock ETF	1,307,747,686	171,105,785		(105,116,297)		(12,849,125)	(250,106,527)	1,110,781,522	19,477,144	17,980,199		—
iShares Developed Real Estate Index Fund, Class K	164,094,511	24,163,149		(11,606,877)		(460,951)	(34,338,624)	141,851,208	14,963,208	546,946		—
iShares TIPS Bond ETF	6,781,579	1,074,253		(112,100)		(1,072)	(873,317)	6,869,343	60,305	217,765		—
iShares U.S. Long Credit Bond Index Fund	—	26,364,281		—		—	(1,271,823)	25,092,458	2,586,851	93,303		—
Large Cap Index Master Portfolio	1,802,473,470	299,646,282	(a)(c)	—		(13,347,365)	(410,053,828)	1,678,718,559	$1,678,718,559	13,044,717		—
Master Small Cap Index Series	33,806,031	5,971,848	(a)(c)	—		(313,165)	(8,424,137)	31,040,577	$31,040,577	212,958		—
U.S. Total Bond Index Master Portfolio(d)	26,674,467	—		(23,972,216	)(a)(c)	(6,319,512)	3,617,261	—	$—	239,523		—

						$(33,292,498)	$(701,451,062)	$3,001,225,062		$32,354,068		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.
(d)	As of period end, the entity is no longer held.

42	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock LifePath® Index 2055 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Index Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Index Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$1,252,632,730	$—	$—	$1,252,632,730
Fixed-Income Funds	31,961,801	—	—	31,961,801
Money Market Funds	6,871,395	—	—	6,871,395

	$1,291,465,926	$—	$—	1,291,465,926

Investments Valued at NAV(a)				1,709,759,136

				$3,001,225,062

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) June 30, 2022	BlackRock LifePath® Index 2060 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 98.7%
iShares Core MSCI Total International Stock ETF	8,556,970	$488,003,999
iShares Developed Real Estate Index Fund, Class K	6,516,412	61,775,588
Large Cap Index Master Portfolio	$739,196,605	739,196,605
Master Small Cap Index Series	$13,763,605	13,763,605

		1,302,739,797

Fixed-Income Funds — 1.0%
iShares TIPS Bond ETF	16,290	1,855,594
iShares U.S. Long Credit Bond Index Fund	1,252,357	12,147,858

		14,003,452

Security	Shares	Value

Money Market Funds — 0.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.38%(b)	5,021,210	$5,021,210

Total Investments — 100.1% (Cost: $1,295,498,871)		1,321,764,459

Liabilities in Excess of Other Assets — (0.1)%		(1,960,709)

Net Assets — 100.0%		$1,319,803,750

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the LifePath Index Fund during the six months ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares/ Investment Value Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$66,039,050	$—		$(66,040,315	)(b)	$(5,176)	$6,441	$—	—	$1,292	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,691,288	2,329,922	(b)	—		—	—	5,021,210	5,021,210	8,770		—
iShares Core MSCI Total International Stock ETF	532,536,223	108,429,092		(41,752,575)		(5,097,990)	(106,110,751)	488,003,999	8,556,970	7,840,060		—
iShares Developed Real Estate Index Fund, Class K	66,685,745	14,607,097		(4,866,617)		(189,919)	(14,460,718)	61,775,588	6,516,412	229,964		—
iShares TIPS Bond ETF	1,680,763	461,207		(60,293)		(412)	(225,671)	1,855,594	16,290	56,674		—
iShares U.S. Long Credit Bond Index Fund	—	12,757,019		—		—	(609,161)	12,147,858	1,252,357	43,601		—
Large Cap Index Master Portfolio	730,149,170	188,108,915	(b)(d)	—		(5,812,609)	(173,248,871)	739,196,605	$739,196,605	5,509,986		—
Master Small Cap Index Series	13,358,342	4,034,493	(b)(d)	—		(136,326)	(3,492,904)	13,763,605	$13,763,605	89,500		—
U.S. Total Bond Index Master Portfolio(a)	11,880,508	—		(10,648,581	)(b)(d)	(2,362,802)	1,130,875	—	$—	110,026		—

						$(13,605,234)	$(297,010,760)	$1,321,764,459		$13,889,873		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Inclusive of income and expense allocated from the Master Portfolio.

44	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock LifePath® Index 2060 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Index Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Index Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$549,779,587	$—	$—	$549,779,587
Fixed-Income Funds	14,003,452	—	—	14,003,452
Money Market Funds	5,021,210	—	—	5,021,210

	$568,804,249	$—	$—	568,804,249

Investments Valued at NAV(a)				752,960,210

				$1,321,764,459

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) June 30, 2022	BlackRock LifePath® Index 2065 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 98.7%
iShares Core MSCI Total International Stock ETF	1,114,568	$63,563,813
iShares Developed Real Estate Index Fund, Class K	863,892	8,189,700
Large Cap Index Master Portfolio	$96,262,180	96,262,180
Master Small Cap Index Series	$1,737,953	1,737,953

		169,753,646

Fixed-Income Funds — 1.1%
iShares U.S. Long Credit Bond Index Fund	187,925	1,822,875

Security	Shares	Value

Money Market Funds — 0.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.38%(b)	841,294	$841,294

Total Investments — 100.3% (Cost: $194,995,535)		172,417,815
Liabilities in Excess of Other Assets — (0.3)%		(511,881)

Net Assets — 100.0%		$171,905,934

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the LifePath Index Fund during the six months ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares/ Investment Value Held at 06/30/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$ 971,479	$ —		$ (130,185	)(a)	$—	$—	$841,294	841,294	$1,447	$—
iShares Core MSCI Total International Stock ETF	52,862,076	27,384,737		(3,563,463)		(419,703)	(12,699,834)	63,563,813	1,114,568	989,961	—
iShares Developed Real Estate Index Fund, Class K	6,491,326	3,811,626		(382,058)		(28,795)	(1,702,399)	8,189,700	863,892	27,387	—
iShares U.S. Long Credit Bond Index Fund	—	1,912,033		—		—	(89,158)	1,822,875	187,925	6,459	—
Large Cap Index Master Portfolio	72,403,896	44,793,884	(a)(b)	—		(728,346)	(20,207,254)	96,262,180	$96,262,180	651,242	—
Master Small Cap Index Series	1,379,763	790,145	(a)(b)	—		(18,487)	(413,468)	1,737,953	$1,737,953	11,041	—
U.S. Total Bond Index Master Portfolio(c)	1,339,518	—		(1,182,883	)(a)(b)	(103,949)	(52,686)	—	$—	14,425	—

						$(1,299,280)	$(35,164,799)	$172,417,815		$1,701,962	$—

(a)	Represents net amount purchased (sold).
(b)	Inclusive of income and expense allocated from the Master Portfolio.
(c)	As of period end, the entity is no longer held.

46	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock LifePath® Index 2065 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Index Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Index Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$71,753,513	$—	$—	$71,753,513
Fixed-Income Funds	1,822,875	—	—	1,822,875
Money Market Funds	841,294	—	—	841,294

	$74,417,682	$—	$—	74,417,682

Investments Valued at NAV(a)				98,000,133

				$172,417,815

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	47

Statements of Assets and Liabilities  (unaudited)

June 30, 2022

	BlackRock LifePath® Index Retirement Fund	BlackRock LifePath® Index 2025 Fund	BlackRock LifePath® Index 2030 Fund	BlackRock LifePath® Index 2035 Fund

ASSETS
Investments, at value — affiliated(a)(b)	$7,583,121,429	$6,018,635,902	$9,954,788,739	$6,508,829,859
Receivables:
Investments sold	44,758,919	15,673,352	16,746,779	—
Securities lending income — affiliated	14,646	8,292	9,459	12,368
Capital shares sold	47,572,832	58,352,996	49,409,915	43,492,730
Dividends — affiliated	7,926,091	5,631,591	7,419,530	3,612,647
From the Manager	—	—	13,668	46,549

Total assets	7,683,393,917	6,098,302,133	10,028,388,090	6,555,994,153

LIABILITIES
Collateral on securities loaned	431,050	532,350	29,906,139	6,617,200
Payables:
Investments purchased	60,558,709	57,191,496	58,672,784	37,732,221
Administration fees	740,804	434,166	873,421	460,043
Capital shares redeemed	6,251,677	5,973,391	6,997,539	3,972,588
Income dividend distributions	2,525,933	2,932,765	3,771,451	3,510,161
Investment advisory fees	86,680	40,321	—	—
Trustees’ and Officer’s fees	14,054	15,000	28,264	12,271
Professional fees	55,051	54,255	52,314	39,664
Service fees	477,404	42,864	409,241	34,301

Total liabilities	71,141,362	67,216,608	100,711,153	52,378,449

NET ASSETS	$7,612,252,555	$6,031,085,525	$9,927,676,937	$6,503,615,704

NET ASSETS CONSIST OF
Paid-in capital	$7,068,858,019	$5,706,425,787	$9,167,471,080	$6,066,065,947
Accumulated earnings	543,394,536	324,659,738	760,205,857	437,549,757

NET ASSETS	$7,612,252,555	$6,031,085,525	$9,927,676,937	$6,503,615,704

(a) Investments, at cost — affiliated	$6,385,523,813	$5,167,751,767	$8,313,748,599	$5,626,229,382
(b) Securities loaned, at value	$421,467	$518,973	$29,232,306	$6,470,088

48	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (unaudited) (continued)

June 30, 2022

	BlackRock LifePath® Index Retirement Fund	BlackRock LifePath® Index 2025 Fund	BlackRock LifePath® Index 2030 Fund	BlackRock LifePath® Index 2035 Fund

NET ASSET VALUE

Institutional
Net assets	$407,524,763	$185,203,286	$507,818,690	$165,792,468

Shares outstanding	32,465,502	13,258,903	34,641,068	10,684,544

Net asset value	$12.55	$13.97	$14.66	$15.52

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

Investor A
Net assets	$183,560,304	$113,658,397	$182,125,477	$123,548,762

Shares outstanding	14,641,536	8,147,219	12,426,986	7,983,019

Net asset value	$12.54	$13.95	$14.66	$15.48

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

Investor P
Net assets	$2,089,727,799	$91,317,407	$1,761,449,678	$40,536,219

Shares outstanding	166,846,483	6,560,942	120,289,848	2,624,629

Net asset value	$12.52	$13.92	$14.64	$15.44

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

Class K
Net assets	$4,931,439,689	$5,640,906,435	$7,476,283,092	$6,173,738,255

Shares outstanding	393,105,475	403,678,401	510,489,155	398,237,412

Net asset value	$12.54	$13.97	$14.65	$15.50

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

F I N A N C I A L S T A T E M E N T S	49

Statements of Assets and Liabilities  (unaudited) (continued)

June 30, 2022

	BlackRock LifePath® Index 2040 Fund	BlackRock LifePath® Index 2045 Fund	BlackRock LifePath® Index 2050 Fund	BlackRock LifePath® Index 2055 Fund

ASSETS
Investments, at value — affiliated(a)(b)	$8,537,460,875	$5,068,067,546	$5,150,007,607	$3,001,225,062
Cash	—	178	1,443	—
Receivables:
Investments sold	—	7,611,401	—	—
Securities lending income — affiliated	9,825	2,710	1,890	673
Capital shares sold	33,145,841	25,109,501	21,845,690	13,705,137
Dividends — affiliated	3,148,972	944,043	331,276	100,688
From the Manager	114,225	87,836	102,864	56,754

Total assets	8,573,879,738	5,101,823,215	5,172,290,770	3,015,088,314

LIABILITIES
Collateral on securities loaned	77,513,806	—	—	848,310
Payables:
Investments purchased	24,804,910	25,243,264	16,485,118	10,361,367
Administration fees	754,503	359,464	401,928	212,618
Capital shares redeemed	6,720,895	2,649,778	3,337,429	1,931,137
Income dividend distributions	3,337,930	2,898,793	2,274,648	1,488,424
Trustees’ and Officer’s fees	12,721	13,204	13,142	2,624
Professional fees	53,048	41,954	41,694	40,796
Service fees	329,304	23,357	118,967	15,753

Total liabilities	113,527,117	31,229,814	22,672,926	14,901,029

NET ASSETS	$8,460,352,621	$5,070,593,401	$5,149,617,844	$3,000,187,285

NET ASSETS CONSIST OF
Paid-in capital	$7,578,569,983	$4,662,657,129	$4,683,346,053	$2,828,305,779
Accumulated earnings	881,782,638	407,936,272	466,271,791	171,881,506

NET ASSETS	$8,460,352,621	$5,070,593,401	$5,149,617,844	$3,000,187,285

(a) Investments, at cost — affiliated	$7,232,195,127	$4,507,279,930	$4,590,550,922	$2,775,254,042
(b) Securities loaned, at value	$75,921,015	$—	$—	$826,710

50	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (unaudited) (continued)

June 30, 2022

	BlackRock LifePath® Index 2040 Fund	BlackRock LifePath® Index 2045 Fund	BlackRock LifePath® Index 2050 Fund	BlackRock LifePath® Index 2055 Fund

NET ASSET VALUE

Institutional
Net assets	$577,944,854	$133,899,685	$116,511,752	$99,181,762

Shares outstanding	35,790,423	7,963,992	6,760,954	5,618,811

Net asset value	$16.15	$16.81	$17.23	$17.65

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

Investor A
Net assets	$134,792,296	$99,769,043	$98,416,421	$68,163,971

Shares outstanding	8,363,274	5,947,545	5,725,945	3,870,796

Net asset value	$16.12	$16.77	$17.19	$17.61

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

Investor P
Net assets	$1,432,348,864	$11,704,628	$467,001,613	$6,094,805

Shares outstanding	88,954,486	699,099	27,194,218	346,540

Net asset value	$16.10	$16.74	$17.17	$17.59

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

Class K
Net assets	$6,315,266,607	$4,825,220,045	$4,467,688,058	$2,826,746,747

Shares outstanding	391,147,299	286,749,836	259,293,056	160,107,106

Net asset value	$16.15	$16.83	$17.23	$17.66

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

F I N A N C I A L S T A T E M E N T S	51

Statements of Assets and Liabilities  (unaudited) (continued)

June 30, 2022

	BlackRock LifePath® Index 2060 Fund	BlackRock LifePath® Index 2065 Fund

ASSETS
Investments, at value — affiliated(a)(b)	$1,321,764,459	$172,417,815
Receivables:
Securities lending income — affiliated	68	—
Capital shares sold	5,501,628	891,357
Dividends — affiliated	47,303	7,104
From the Manager	26,338	3,415

Total assets	1,327,339,796	173,319,691

LIABILITIES
Payables:
Investments purchased	4,846,296	1,074,156
Administration fees	87,522	7,600
Capital shares redeemed	1,907,943	249,921
Income dividend distributions	644,794	58,492
Trustees’ and Officer’s fees	2,379	2,042
Professional fees	42,304	20,765
Service fees	4,808	781

Total liabilities	7,536,046	1,413,757

NET ASSETS	$1,319,803,750	$171,905,934

NET ASSETS CONSIST OF
Paid-in capital	$1,328,131,636	$196,450,181
Accumulated loss	(8,327,886)	(24,544,247)

NET ASSETS	$1,319,803,750	$171,905,934

(a) Investments, at cost — affiliated	$1,295,498,871	$194,995,535
(b) Securities loaned, at value	$—	$—

52	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (unaudited) (continued)

June 30, 2022

	BlackRock LifePath® Index 2060 Fund	BlackRock LifePath® Index 2065 Fund

NET ASSET VALUE

Institutional
Net assets	$30,338,646	$8,184,560

Shares outstanding	1,928,936	741,053

Net asset value	$15.73	$11.04

Shares authorized	Unlimited	Unlimited

Par value	No par value	No par value

Investor A
Net assets	$16,263,128	$649,472

Shares outstanding	1,036,399	58,825

Net asset value	$15.69	$11.04

Shares authorized	Unlimited	Unlimited

Par value	No par value	No par value

Investor P
Net assets	$8,002,248	$3,325,018

Shares outstanding	510,359	301,411

Net asset value	$15.68	$11.03

Shares authorized	Unlimited	Unlimited

Par value	No par value	No par value

Class K
Net assets	$1,265,199,728	$159,746,884

Shares outstanding	80,418,155	14,462,702

Net asset value	$15.73	$11.05

Shares authorized	Unlimited	Unlimited

Par value	No par value	No par value

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	53

Statements of Operations  (unaudited)

Six Months Ended June 30, 2022

	BlackRock LifePath® Index Retirement Fund	BlackRock LifePath® Index 2025 Fund	BlackRock LifePath® Index 2030 Fund	BlackRock LifePath® Index 2035 Fund

INVESTMENT INCOME
Dividends — affiliated	$47,603,808	$39,064,098	$66,676,244	$44,032,272
Securities lending income — affiliated — net	49,341	22,242	50,969	57,260
Net investment income allocated from the applicable affiliated Underlying Master Portfolio
Dividends — affiliated	15,555,711	14,371,901	28,674,242	21,843,001
Interest — affiliated	36,571,032	24,288,458	29,778,752	13,434,698
Expenses	(1,050,428)	(785,745)	(1,206,339)	(739,195)
Fees waived	146,920	99,512	127,316	61,717

Total investment income	98,876,384	77,060,466	124,101,184	78,689,753

EXPENSES
Service — class specific	3,152,458	285,873	2,718,081	227,067
Administration — class specific	2,400,270	1,397,011	2,800,549	1,465,608
Investment advisory	2,069,171	1,611,290	2,645,446	1,719,013
Trustees and Officer	21,790	19,311	44,369	22,485
Miscellaneous	19,227	17,928	18,968	17,928

Total expenses	7,662,916	3,331,413	8,227,413	3,452,101
Less:
Fees waived and/or reimbursed by the Administrator/Manager	(2,105,709)	(1,711,093)	(2,981,134)	(2,020,896)

Total expenses after fees waived and/or reimbursed	5,557,207	1,620,320	5,246,279	1,431,205

Net investment income	93,319,177	75,440,146	118,854,905	77,258,548

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss from:
Investments — affiliated	(5,113,482)	(2,787,230)	(7,870,090)	(8,941,871)
Net realized gain (loss) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency transactions allocated from the applicable affiliated Underlying Master Portfolio	(666,175,178)	(511,484,117)	(854,240,321)	(417,722,579)

	(671,288,660)	(514,271,347)	(862,110,411)	(426,664,450)

Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	(417,279,425)	(368,764,622)	(713,614,263)	(520,924,340)
Net change in unrealized appreciation (depreciation) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency translations allocated from the applicable affiliated Underlying Master Portfolio	(291,959,290)	(247,553,632)	(432,036,322)	(443,172,903)

	(709,238,715)	(616,318,254)	(1,145,650,585)	(964,097,243)

Net realized and unrealized loss	(1,380,527,375)	(1,130,589,601)	(2,007,760,996)	(1,390,761,693)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,287,208,198)	$(1,055,149,455)	$(1,888,906,091)	$(1,313,503,145)

See notes to financial statements.

54	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (unaudited) (continued)

Six Months Ended June 30, 2022

	BlackRock LifePath® Index 2040 Fund	BlackRock LifePath® Index 2045 Fund	BlackRock LifePath® Index 2050 Fund	BlackRock LifePath® Index 2055 Fund

INVESTMENT INCOME
Dividends — affiliated	$57,679,835	$33,435,374	$32,960,557	$18,856,034
Securities lending income — affiliated — net	60,186	5,219	5,332	836
Net investment income allocated from the applicable affiliated Underlying Master Portfolio
Dividends — affiliated	32,711,628	21,464,639	22,884,576	13,355,178
Interest — affiliated	10,614,185	3,147,017	1,130,716	433,549
Expenses	(923,408)	(534,727)	(522,740)	(299,860)
Fees waived	56,269	23,360	15,870	8,331

Total investment income	100,198,695	57,540,882	56,474,311	32,354,068

EXPENSES
Administration — class specific	2,418,069	1,150,270	1,288,599	681,914
Investment advisory	2,270,531	1,353,457	1,370,643	792,458
Service — class specific	2,207,751	154,873	799,003	105,628
Trustees and Officer	23,105	21,055	21,112	9,476
Miscellaneous	18,536	17,940	17,937	16,827

Total expenses	6,937,992	2,697,595	3,497,294	1,606,303
Less:
Fees waived and/or reimbursed by the Administrator/Manager	(2,748,339)	(1,684,771)	(1,707,980)	(986,307)

Total expenses after fees waived and/or reimbursed	4,189,653	1,012,824	1,789,314	619,996

Net investment income	96,009,042	56,528,058	54,684,997	31,734,072

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss from:
Investments — affiliated	(18,711,714)	(19,195,262)	(21,189,079)	(13,312,456)
Net realized gain (loss) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency transactions allocated from the applicable affiliated Underlying Master Portfolio	(359,740,825)	(101,551,666)	(42,561,679)	(19,980,042)

	(378,452,539)	(120,746,928)	(63,750,758)	(33,292,498)

Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	(755,463,281)	(475,548,449)	(495,535,524)	(286,590,358)
Net change in unrealized appreciation (depreciation) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency translations allocated from the applicable affiliated Underlying Master Portfolio	(816,597,338)	(620,752,172)	(707,039,027)	(414,860,704)

	(1,572,060,619)	(1,096,300,621)	(1,202,574,551)	(701,451,062)

Net realized and unrealized loss	(1,950,513,158)	(1,217,047,549)	(1,266,325,309)	(734,743,560)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,854,504,116)	$(1,160,519,491)	$(1,211,640,312)	$(703,009,488)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	55

Statements of Operations  (unaudited) (continued)

Six Months Ended June 30, 2022

	BlackRock LifePath® Index 2060 Fund	BlackRock LifePath® Index 2065 Fund

INVESTMENT INCOME
Dividends — affiliated	$8,179,044	$1,025,254
Securities lending income — affiliated — net	1,317	—
Net investment income allocated from the applicable affiliated Underlying Master Portfolio
Dividends — affiliated	5,639,786	666,729
Interest — affiliated	192,609	24,423
Expenses	(126,428)	(14,871)
Fees waived	3,545	427

Total investment income	13,889,873	1,701,962

EXPENSES
Investment advisory	333,012	38,831
Administration — class specific	281,217	33,846
Service — class specific	34,359	4,660
Professional	11,878	10,941
Trustees and Officer	5,797	3,416
Miscellaneous	2,134	170

Total expenses	668,397	91,864
Less:
Fees waived and/or reimbursed by the Administrator/Manager	(426,566)	(62,999)

Total expenses after fees waived and/or reimbursed	241,831	28,865

Net investment income	13,648,042	1,673,097

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss from:
Investments — affiliated	(5,293,497)	(448,498)
Net realized gain (loss) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency transactions allocated from the applicable affiliated Underlying Master Portfolio	(8,311,737)	(850,782)

	(13,605,234)	(1,299,280)

Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	(121,399,860)	(14,491,391)
Net change in unrealized appreciation (depreciation) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency translations allocated from the applicable affiliated Underlying Master Portfolio	(175,610,900)	(20,673,408)

	(297,010,760)	(35,164,799)

Net realized and unrealized loss	(310,615,994)	(36,464,079)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(296,967,952)	$(34,790,982)

See notes to financial statements.

56	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	BlackRock LifePath® Index Retirement Fund		BlackRock LifePath® Index 2025 Fund

	Six Months Ended 06/30/22 (unaudited)	Year Ended 12/31/21	Six Months Ended 06/30/22 (unaudited)	Year Ended 12/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$93,319,177	$186,233,814	$75,440,146	$142,956,861
Net realized gain (loss)	(671,288,660)	62,066,930	(514,271,347)	30,715,055
Net change in unrealized appreciation (depreciation)	(709,238,715)	338,552,052	(616,318,254)	377,361,825

Net increase (decrease) in net assets resulting from operations	(1,287,208,198)	586,852,796	(1,055,149,455)	551,033,741

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(4,518,227)	(15,134,462)	(2,052,345)	(5,617,714)
Investor A	(1,804,416)	(6,282,398)	(1,121,624)	(3,521,386)
Investor P	(20,365,553)	(66,966,390)	(893,750)	(2,048,991)
Class K	(54,945,684)	(164,684,311)	(62,962,623)	(160,637,154)

Decrease in net assets resulting from distributions to shareholders	(81,633,880)	(253,067,561)	(67,030,342)	(171,825,245)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(104,119,709)	50,581,543	171,057,799	692,163,769

NET ASSETS
Total increase (decrease) in net assets	(1,472,961,787)	384,366,778	(951,121,998)	1,071,372,265
Beginning of period	9,085,214,342	8,700,847,564	6,982,207,523	5,910,835,258

End of period	$7,612,252,555	$9,085,214,342	$6,031,085,525	$6,982,207,523

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	57

Statements of Changes in Net Assets  (continued)

	BlackRock LifePath® Index 2030 Fund		BlackRock LifePath® Index 2035 Fund

	Six Months Ended 06/30/22 (unaudited)	Year Ended 12/31/21	Six Months Ended 06/30/22 (unaudited)	Year Ended 12/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$118,854,905	$227,192,856	$77,258,548	$145,819,750
Net realized gain (loss)	(862,110,411)	51,486,705	(426,664,450)	22,923,213
Net change in unrealized appreciation (depreciation)	(1,145,650,585)	839,878,945	(964,097,243)	652,507,916

Net increase (decrease) in net assets resulting from operations	(1,888,906,091)	1,118,558,506	(1,313,503,145)	821,250,879

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(5,613,508)	(17,004,693)	(1,809,329)	(4,557,414)
Investor A	(1,788,165)	(5,769,193)	(1,194,193)	(3,493,199)
Investor P	(17,163,980)	(51,485,648)	(391,083)	(817,094)
Class K	(83,100,931)	(212,710,745)	(68,129,772)	(160,833,130)

Decrease in net assets resulting from distributions to shareholders	(107,666,584)	(286,970,279)	(71,524,377)	(169,700,837)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	485,850,571	1,128,649,673	579,980,949	1,142,213,455

NET ASSETS
Total increase (decrease) in net assets	(1,510,722,104)	1,960,237,900	(805,046,573)	1,793,763,497
Beginning of period	11,438,399,041	9,478,161,141	7,308,662,277	5,514,898,780

End of period	$9,927,676,937	$11,438,399,041	$6,503,615,704	$7,308,662,277

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

58	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	BlackRock LifePath® Index 2040 Fund		BlackRock LifePath® Index 2045 Fund

	Six Months Ended 06/30/22 (unaudited)	Year Ended 12/31/21	Six Months Ended 06/30/22 (unaudited)	Year Ended 12/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$96,009,042	$193,268,329	$56,528,058	$113,858,722
Net realized gain (loss)	(378,452,539)	36,932,763	(120,746,928)	15,586,682
Net change in unrealized appreciation (depreciation)	(1,572,060,619)	1,065,414,039	(1,096,300,621)	677,322,924

Net increase (decrease) in net assets resulting from operations	(1,854,504,116)	1,295,615,131	(1,160,519,491)	806,768,328

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(6,277,045)	(17,361,244)	(1,431,023)	(3,582,922)
Investor A	(1,300,876)	(4,008,410)	(935,696)	(2,643,501)
Investor P	(13,704,310)	(38,709,980)	(108,595)	(250,532)
Class K	(69,364,356)	(168,518,667)	(52,154,454)	(124,143,549)

Decrease in net assets resulting from distributions to shareholders	(90,646,587)	(228,598,301)	(54,629,768)	(130,620,504)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	612,998,011	928,790,520	515,035,771	876,051,772

NET ASSETS
Total increase (decrease) in net assets	(1,332,152,692)	1,995,807,350	(700,113,488)	1,552,199,596
Beginning of period	9,792,505,313	7,796,697,963	5,770,706,889	4,218,507,293

End of period	$8,460,352,621	$9,792,505,313	$5,070,593,401	$5,770,706,889

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	59

Statements of Changes in Net Assets  (continued)

	BlackRock LifePath® Index 2050 Fund		BlackRock LifePath® Index 2055 Fund

	Six Months Ended 06/30/22 (unaudited)	Year Ended 12/31/21	Six Months Ended 06/30/22 (unaudited)	Year Ended 12/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$54,684,997	$113,602,664	$31,734,072	$63,903,933
Net realized gain (loss)	(63,750,758)	19,464,992	(33,292,498)	8,646,505
Net change in unrealized appreciation (depreciation)	(1,202,574,551)	729,563,580	(701,451,062)	402,097,521

Net increase (decrease) in net assets resulting from operations	(1,211,640,312)	862,631,236	(703,009,488)	474,647,959

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(1,216,515)	(3,355,283)	(1,017,722)	(2,261,929)
Investor A	(895,602)	(2,391,539)	(609,544)	(1,567,004)
Investor P	(4,244,051)	(11,302,061)	(54,331)	(107,710)
Class K	(47,032,257)	(106,023,764)	(29,372,166)	(62,033,583)

Decrease in net assets resulting from distributions to shareholders	(53,388,425)	(123,072,647)	(31,053,763)	(65,970,226)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	552,399,701	788,237,812	399,952,180	630,204,790

NET ASSETS
Total increase (decrease) in net assets	(712,629,036)	1,527,796,401	(334,111,071)	1,038,882,523
Beginning of period	5,862,246,880	4,334,450,479	3,334,298,356	2,295,415,833

End of period	$5,149,617,844	$5,862,246,880	$3,000,187,285	$3,334,298,356

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

60	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	BlackRock LifePath® Index 2060 Fund		BlackRock LifePath® Index 2065 Fund

	Six Months Ended 06/30/22 (unaudited)	Year Ended 12/31/21	Six Months Ended 06/30/22 (unaudited)	Year Ended 12/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$13,648,042	$25,184,094	$1,673,097	$1,880,819
Net realized gain (loss)	(13,605,234)	2,438,042	(1,299,280)	(221,336)
Net change in unrealized appreciation (depreciation)	(297,010,760)	152,481,758	(35,164,799)	8,831,055

Net increase (decrease) in net assets resulting from operations	(296,967,952)	180,103,894	(34,790,982)	10,490,538

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(305,294)	(709,121)	(76,435)	(96,341)
Investor A	(143,429)	(352,814)	(5,352)	(6,821)
Investor P	(69,720)	(128,935)	(27,302)	(36,953)
Class K	(12,826,346)	(24,176,955)	(1,523,845)	(1,750,092)

Decrease in net assets resulting from distributions to shareholders	(13,344,789)	(25,367,825)	(1,632,934)	(1,890,207)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	280,082,060	384,319,385	74,407,316	100,202,728

NET ASSETS
Total increase (decrease) in net assets	(30,230,681)	539,055,454	37,983,400	108,803,059
Beginning of period	1,350,034,431	810,978,977	133,922,534	25,119,475

End of period	$1,319,803,750	$1,350,034,431	$171,905,934	$133,922,534

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	61

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock LifePath® Index Retirement Fund

	Institutional

	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,
			2021		2020		2019		2018		2017

Net asset value, beginning of period	$14.79		$14.24		$13.05		$11.55		$12.26		$11.33

Net investment income(a)	0.15		0.31		0.26		0.37		0.30		0.25
Net realized and unrealized gain (loss)		(2.25)	0.66		1.30		1.44		(0.73)		0.96

Net increase (decrease) from investment operations		(2.10)	0.97		1.56		1.81		(0.43)		1.21

Distributions(b)
From net investment income		(0.14)	(0.31)		(0.27)		(0.30)		(0.27)		(0.25)
From net realized gain	—		(0.11)		(0.10)		(0.01)		(0.01)		(0.03)

Total distributions		(0.14)	(0.42)		(0.37)		(0.31)		(0.28)		(0.28)

Net asset value, end of period	$12.55		$14.79		$14.24		$13.05		$11.55		$12.26

Total Return(c)
Based on net asset value	(14.24	)%(d)	6.86%		12.16%		15.84%		(3.55)%		10.69%

Ratios to Average Net Assets(e)
Total expenses	0.16	%(f)	0.17%		0.18%		0.17	%(g)	0.18	%(h)	0.17%

Total expenses after fees waived and/or reimbursed	0.11	%(f)	0.11%		0.11%		0.12	%(g)	0.12	%(h)	0.13%

Net investment income	2.28	%(f)	2.11%		1.98%		2.92%		2.51%		2.10%

Supplemental Data
Net assets, end of period (000)	$407,525		$533,068		$546,055		$532,913		$145,418		$72,929

Portfolio turnover rate	61	%(i)	9	%(i)	20	%(j)	13	%(k)	25	%(k)	10	%(k)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes reorganization cost. Without this cost, total expenses and total expenses after fees waived and/or reimbursed would have been 0.17% and 0.12%, respectively.
(h)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.17% and 0.12%, respectively.

(i)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(j)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(k)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

62	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index Retirement Fund (continued)

	Investor A

	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,
			2021		2020		2019		2018		2017

Net asset value, beginning of period	$14.77		$14.22		$13.04		$11.54		$12.25		$11.32

Net investment income(a)	0.14		0.27		0.23		0.34		0.27		0.22
Net realized and unrealized gain (loss)		(2.25)	0.67		1.29		1.45		(0.73)		0.96

Net increase (decrease) from investment operations		(2.11)	0.94		1.52		1.79		(0.46)		1.18

Distributions(b)
From net investment income		(0.12)	(0.28)		(0.24)		(0.28)		(0.24)		(0.22)
From net realized gain	—		(0.11)		(0.10)		(0.01)		(0.01)		(0.03)

Total distributions		(0.12)	(0.39)		(0.34)		(0.29)		(0.25)		(0.25)

Net asset value, end of period	$12.54		$14.77		$14.22		$13.04		$11.54		$12.25

Total Return(c)
Based on net asset value	(14.30	)%(d)	6.60%		11.81%		15.60%		(3.80)%		10.43%

Ratios to Average Net Assets(e)
Total expenses	0.41	%(f)	0.42%		0.43%		0.47	%(g)	0.44	%(h)	0.42%

Total expenses after fees waived and/or reimbursed	0.36	%(f)	0.36%		0.36%		0.37	%(g)	0.38	%(h)	0.38%

Net investment income	2.04	%(f)	1.85%		1.72%		2.67%		2.24%		1.84%

Supplemental Data
Net assets, end of period (000)	$183,560		$232,876		$256,714		$306,254		$82,454		$89,720

Portfolio turnover rate	61	%(i)	9	%(i)	20	%(j)	13	%(k)	25	%(k)	10	%(k)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes reorganization cost. Without this cost, total expenses and total expenses after fees waived and/or reimbursed would have been 0.47% and 0.37%, respectively.
(h)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed have been 0.43% and 0.38%, respectively.

(i)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(j)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(k)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	63

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index Retirement Fund (continued)

	Investor P

	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,						Period from 08/06/18 to 12/31/18	(a)
			2021		2020		2019

Net asset value, beginning of period	$14.76		$14.21		$13.02		$11.53		$12.23

Net investment income(b)	0.14		0.27		0.23		0.34		0.12
Net realized and unrealized gain (loss)		(2.26)	0.67		1.30		1.43		(0.67)

Net increase (decrease) from investment operations		(2.12)	0.94		1.53		1.77		(0.55)

Distributions(c)
From net investment income		(0.12)	(0.28)		(0.24)		(0.27)		(0.14)
From net realized gain	—		(0.11)		(0.10)		(0.01)		(0.01)

Total distributions		(0.12)	(0.39)		(0.34)		(0.28)		(0.15)

Net asset value, end of period	$12.52		$14.76		$14.21		$13.02		$11.53

Total Return(d)
Based on net asset value	(14.38	)%(e)	6.61%		11.90%		15.52%		(4.56	)%(e)

Ratios to Average Net Assets(f)
Total expenses	0.41	%(g)	0.42%		0.43%		0.42	%(h)	0.41	%(g)(i)(j)

Total expenses after fees waived and/or reimbursed	0.36	%(g)	0.36%		0.36%		0.37	%(h)	0.36	%(g)(i)(j)

Net investment income	2.04	%(g)	1.86%		1.73%		2.67%		2.47	%(g)

Supplemental Data
Net assets, end of period (000)	$2,089,728		$2,580,045		$2,590,635		$2,547,420		$912,090

Portfolio turnover rate	61	%(k)	9	%(k)	20	%(l)	13	%(m)	25	%(m)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes reorganization cost. Without this cost, total expenses and total expenses after fees waived and/or reimbursed would have been 0.41% and 0.37%, respectively.
(i)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.39% and 0.36%, respectively.

(j)

Reorganization, offering, and board realignment and consolidation costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 0.42% and 0.37%, respectively.

(k)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(l)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(m)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

64	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index Retirement Fund (continued)

	Class K

	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,
			2021		2020		2019		2018		2017

Net asset value, beginning of period	$14.78		$14.23		$13.04		$11.54		$12.25		$11.32

Net investment income(a)	0.16		0.32		0.27		0.38		0.31		0.26
Net realized and unrealized gain (loss)		(2.26)	0.66		1.30		1.44		(0.73)		0.95

Net increase (decrease) from investment operations		(2.10)	0.98		1.57		1.82		(0.42)		1.21

Distributions(b)
From net investment income		(0.14)	(0.32)		(0.28)		(0.31)		(0.28)		(0.25)
From net realized gain	—		(0.11)		(0.10)		(0.01)		(0.01)		(0.03)

Total distributions		(0.14)	(0.43)		(0.38)		(0.32)		(0.29)		(0.28)

Net asset value, end of period	$12.54		$14.78		$14.23		$13.04		$11.54		$12.25

Total Return(c)
Based on net asset value	(14.23	)%(d)	6.92%		12.22%		15.90%		(3.51)%		10.75%

Ratios to Average Net Assets(e)
Total expenses	0.11	%(f)	0.12%		0.12%		0.11	%(g)	0.13	%(h)	0.12%

Total expenses after fees waived and/or reimbursed	0.06	%(f)	0.06%		0.06%		0.07	%(g)	0.08	%(h)	0.08%

Net investment income	2.36	%(f)	2.17%		2.03%		2.96%		2.54%		2.13%

Supplemental Data
Net assets, end of period (000)	$4,931,440		$5,739,227		$5,307,443		$4,462,412		$1,160,344		$1,072,195

Portfolio turnover rate	61	%(i)	9	%(i)	20	%(j)	13	%(k)	25	%(k)	10	%(k)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes reorganization cost. Without this cost, total expenses and total expenses after fees waived and/or reimbursed would have been 0.11% and 0.07%, respectively.
(h)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.12% and 0.08%, respectively.

(i)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(j)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(k)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	65

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2025 Fund

	Institutional

	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,
			2021		2020		2019		2018		2017

Net asset value, beginning of period	$16.61		$15.64		$14.24		$12.35		$13.31		$11.90

Net investment income(a)	0.17		0.35		0.28		0.37		0.32		0.29
Net realized and unrealized gain (loss)		(2.66)	1.03		1.46		1.94		(0.95)		1.41

Net increase (decrease) from investment operations		(2.49)	1.38		1.74		2.31		(0.63)		1.70

Distributions(b)
From net investment income		(0.15)	(0.34)		(0.28)		(0.36)		(0.30)		(0.28)
From net realized gain	—		(0.07)		(0.06)		(0.06)		(0.03)		(0.01)

Total distributions		(0.15)	(0.41)		(0.34)		(0.42)		(0.33)		(0.29)

Net asset value, end of period	$13.97		$16.61		$15.64		$14.24		$12.35		$13.31

Total Return(c)
Based on net asset value	(14.99	)%(d)	8.89%		12.44%		18.84%		(4.83)%		14.38%

Ratios to Average Net Assets(e)
Total expenses	0.16	%(f)	0.17%		0.17%		0.16%		0.16%		0.17%

Total expenses after fees waived and/or reimbursed	0.11	%(f)	0.11%		0.10%		0.11%		0.12%		0.13%

Net investment income	2.29	%(f)	2.12%		1.94%		2.69%		2.41%		2.26%

Supplemental Data
Net assets, end of period (000)	$185,203		$227,070		$220,702		$189,202		$104,908		$102,921

Portfolio turnover rate	55	%(g)	11	%(g)	16	%(h)	11	%(i)	11	%(i)	8	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

66	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2025 Fund (continued)

	Investor A

	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,
			2021		2020		2019		2018		2017

Net asset value, beginning of period	$16.58		$15.62		$14.22		$12.33		$13.29		$11.89

Net investment income(a)	0.15		0.30		0.24		0.32		0.28		0.25
Net realized and unrealized gain (loss)		(2.64)	1.03		1.47		1.96		(0.94)		1.40

Net increase (decrease) from investment operations		(2.49)	1.33		1.71		2.28		(0.66)		1.65

Distributions(b)
From net investment income		(0.14)	(0.30)		(0.25)		(0.33)		(0.27)		(0.24)
From net realized gain	—		(0.07)		(0.06)		(0.06)		(0.03)		(0.01)

Total distributions		(0.14)	(0.37)		(0.31)		(0.39)		(0.30)		(0.25)

Net asset value, end of period	$13.95		$16.58		$15.62		$14.22		$12.33		$13.29

Total Return(c)
Based on net asset value	(15.07	)%(d)	8.55%		12.18%		18.59%		(5.08)%		14.03%

Ratios to Average Net Assets(e)
Total expenses	0.41	%(f)	0.42%		0.41%		0.42%		0.41%		0.41%

Total expenses after fees waived and/or reimbursed	0.36	%(f)	0.36%		0.35%		0.36%		0.37%		0.38%

Net investment income	2.02	%(f)	1.84%		1.69%		2.37%		2.10%		1.98%

Supplemental Data
Net assets, end of period (000)	$113,658		$148,954		$167,418		$157,606		$119,566		$157,207

Portfolio turnover rate	55	%(g)	11	%(g)	16	%(h)	11	%(i)	11	%(i)	8	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	67

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2025 Fund (continued)

	Investor P

	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,						Period from 08/06/18 to 12/31/18	(a)
			2021		2020		2019

Net asset value, beginning of period	$16.55		$15.59		$14.20		$12.32		$13.38

Net investment income(b)	0.16		0.31		0.24		0.35		0.17
Net realized and unrealized gain (loss)		(2.65)	1.03		1.46		1.93		(1.04)

Net increase (decrease) from investment operations		(2.49)	1.34		1.70		2.28		(0.87)

Distributions(c)
From net investment income		(0.14)	(0.31)		(0.25)		(0.34)		(0.16)
From net realized gain	—		(0.07)		(0.06)		(0.06)		(0.03)

Total distributions		(0.14)	(0.38)		(0.31)		(0.40)		(0.19)

Net asset value, end of period	$13.92		$16.55		$15.59		$14.20		$12.32

Total Return(d)
Based on net asset value	(15.09	)%(e)	8.60%		12.15%		18.60%		(6.57	)%(e)

Ratios to Average Net Assets(f)
Total expenses	0.41	%(g)	0.42%		0.42%		0.41%		0.40	%(g)

Total expenses after fees waived and/or reimbursed	0.36	%(g)	0.36%		0.35%		0.36%		0.35	%(g)

Net investment income	2.07	%(g)	1.93%		1.72%		2.59%		3.53	%(g)

Supplemental Data
Net assets, end of period (000)	$91,317		$100,306		$63,916		$34,190		$1,810

Portfolio turnover rate	55	%(h)	11	%(h)	16	%(i)	11	%(j)	11	%(j)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(i)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(j)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

68	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2025 Fund (continued)

	Class K

	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,
			2021		2020		2019		2018		2017

Net asset value, beginning of period	$16.61		$15.64		$14.25		$12.35		$13.31		$11.90

Net investment income(a)	0.18		0.36		0.29		0.36		0.33		0.30
Net realized and unrealized gain (loss)		(2.66)	1.03		1.45		1.97		(0.95)		1.40

Net increase (decrease) from investment operations		(2.48)	1.39		1.74		2.33		(0.62)		1.70

Distributions(b)
From net investment income		(0.16)	(0.35)		(0.29)		(0.37)		(0.31)		(0.28)
From net realized gain	—		(0.07)		(0.06)		(0.06)		(0.03)		(0.01)

Total distributions		(0.16)	(0.42)		(0.35)		(0.43)		(0.34)		(0.29)

Net asset value, end of period	$13.97		$16.61		$15.64		$14.25		$12.35		$13.31

Total Return(c)
Based on net asset value	(14.97	)%(d)	8.94%		12.42%		18.98%		(4.78)%		14.43%

Ratios to Average Net Assets(e)
Total expenses	0.11	%(f)	0.12%		0.12%		0.10%		0.11%		0.11%

Total expenses after fees waived and/or reimbursed	0.06	%(f)	0.06%		0.05%		0.06%		0.07%		0.07%

Net investment income	2.35	%(f)	2.19%		2.00%		2.68%		2.47%		2.34%

Supplemental Data
Net assets, end of period (000)	$5,640,906		$6,505,877		$5,458,799		$4,134,270		$2,777,710		$2,240,495

Portfolio turnover rate	55	%(g)	11	%(g)	16	%(h)	11	%(i)	11	%(i)	8	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	69

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2030 Fund

	Institutional

	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,
			2021		2020		2019		2018		2017

Net asset value, beginning of period	$17.68		$16.30		$14.72		$12.57		$13.62		$11.99

Net investment income(a)	0.18		0.37		0.28		0.37		0.38		0.31
Net realized and unrealized gain (loss)		(3.04)	1.47		1.60		2.25		(1.13)		1.63

Net increase (decrease) from investment operations		(2.86)	1.84		1.88		2.62		(0.75)		1.94

Distributions(b)
From net investment income		(0.16)	(0.37)		(0.28)		(0.38)		(0.29)		(0.29)
From net realized gain	—		(0.09)		(0.02)		(0.09)		(0.01)		(0.02)

Total distributions		(0.16)	(0.46)		(0.30)		(0.47)		(0.30)		(0.31)

Net asset value, end of period	$14.66		$17.68		$16.30		$14.72		$12.57		$13.62

Total Return(c)
Based on net asset value	(16.19	)%(d)	11.35%		13.05%		21.00%		(5.60)%		16.29%

Ratios to Average Net Assets(e)
Total expenses	0.16	%(f)	0.16%		0.16%		0.17%		0.16	%(g)	0.16%

Total expenses after fees waived and/or reimbursed	0.11	%(f)	0.10%		0.10%		0.11%		0.11	%(g)	0.12%

Net investment income	2.23	%(f)	2.14%		1.91%		2.66%		2.82%		2.36%

Supplemental Data
Net assets, end of period (000)	$507,819		$661,550		$610,774		$561,902		$393,584		$137,120

Portfolio turnover rate	44	%(h)	9	%(h)	14	%(i)	14	%(j)	15	%(j)	7	%(j)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.15% and 0.11%, respectively.

(h)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(i)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(j)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

70	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2030 Fund (continued)

	Investor A

	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,
			2021		2020		2019		2018		2017

Net asset value, beginning of period	$17.68		$16.29		$14.72		$12.56		$13.62		$11.99

Net investment income(a)	0.16		0.32		0.24		0.33		0.30		0.27
Net realized and unrealized gain (loss)		(3.04)	1.48		1.60		2.26		(1.09)		1.64

Net increase (decrease) from investment operations		(2.88)	1.80		1.84		2.59		(0.79)		1.91

Distributions(b)
From net investment income		(0.14)	(0.32)		(0.25)		(0.34)		(0.26)		(0.26)
From net realized gain	—		(0.09)		(0.02)		(0.09)		(0.01)		(0.02)

Total distributions		(0.14)	(0.41)		(0.27)		(0.43)		(0.27)		(0.28)

Net asset value, end of period	$14.66		$17.68		$16.29		$14.72		$12.56		$13.62

Total Return(c)
Based on net asset value	(16.30	)%(d)	11.13%		12.70%		20.81%		(5.92)%		16.01%

Ratios to Average Net Assets(e)
Total expenses	0.41	%(f)	0.41%		0.42%		0.47%		0.41	%(g)	0.41%

Total expenses after fees waived and/or reimbursed	0.36	%(f)	0.35%		0.35%		0.36%		0.36	%(g)	0.37%

Net investment income	1.96	%(f)	1.85%		1.65%		2.36%		2.23%		2.10%

Supplemental Data
Net assets, end of period (000)	$182,125		$235,293		$251,040		$343,033		$283,011		$284,679

Portfolio turnover rate	44	%(h)	9	%(h)	14	%(i)	14	%(j)	15	%(j)	7	%(j)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.40% and 0.36%, respectively.

(h)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(i)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(j)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	71

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2030 Fund (continued)

	Investor P

	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,						Period from 08/06/18 to 12/31/18	(a)
			2021		2020		2019

Net asset value, beginning of period	$17.66		$16.28		$14.71		$12.56		$13.77

Net investment income(b)	0.16		0.32		0.24		0.33		0.21
Net realized and unrealized gain (loss)		(3.04)	1.47		1.60		2.25		(1.27)

Net increase (decrease) from investment operations		(2.88)	1.79		1.84		2.58		(1.06)

Distributions(c)
From net investment income		(0.14)	(0.32)		(0.25)		(0.34)		(0.15)
From net realized gain	—		(0.09)		(0.02)		(0.09)		(0.00	)(d)

Total distributions		(0.14)	(0.41)		(0.27)		(0.43)		(0.15)

Net asset value, end of period	$14.64		$17.66		$16.28		$14.71		$12.56

Total Return(e)
Based on net asset value	(16.32	)%(f)	11.08%		12.70%		20.72%		(7.73	)%(f)

Ratios to Average Net Assets(g)
Total expenses	0.41	%(h)	0.41%		0.41%		0.41%		0.39	%(h)

Total expenses after fees waived and/or reimbursed	0.36	%(h)	0.35%		0.35%		0.36%		0.35	%(h)

Net investment income	1.98	%(h)	1.88%		1.66%		2.35%		3.95	%(h)

Supplemental Data
Net assets, end of period (000)	$1,761,450		$2,196,216		$2,104,701		$2,003,430		$1,802,660

Portfolio turnover rate	44	%(i)	9	%(i)	14	%(j)	14	%(k)	15	%(k)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(j)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(k)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

72	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2030 Fund (continued)

	Class K

	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,
			2021		2020		2019		2018		2017

Net asset value, beginning of period	$17.66		$16.28		$14.71		$12.56		$13.61		$11.98

Net investment income(a)	0.19		0.38		0.29		0.38		0.34		0.31
Net realized and unrealized gain (loss)		(3.03)	1.47		1.59		2.25		(1.08)		1.64

Net increase (decrease) from investment operations		(2.84)	1.85		1.88		2.63		(0.74)		1.95

Distributions(b)
From net investment income		(0.17)	(0.38)		(0.29)		(0.39)		(0.30)		(0.30)
From net realized gain	—		(0.09)		(0.02)		(0.09)		(0.01)		(0.02)

Total distributions		(0.17)	(0.47)		(0.31)		(0.48)		(0.31)		(0.32)

Net asset value, end of period	$14.65		$17.66		$16.28		$14.71		$12.56		$13.61

Total Return(c)
Based on net asset value	(16.13	)%(d)	11.42%		13.05%		21.08%		(5.56)%		16.36%

Ratios to Average Net Assets(e)
Total expenses	0.11	%(f)	0.11%		0.11%		0.10%		0.11	%(g)	0.10%

Total expenses after fees waived and/or reimbursed	0.06	%(f)	0.05%		0.05%		0.06%		0.06	%(g)	0.07%

Net investment income	2.32	%(f)	2.22%		1.97%		2.70%		2.55%		2.40%

Supplemental Data
Net assets, end of period (000)	$7,476,283		$8,345,340		$6,511,647		$4,892,278		$3,250,556		$2,709,075

Portfolio turnover rate	44	%(h)	9	%(h)	14	%(i)	14	%(j)	15	%(j)	7	%(j)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.10% and 0.06%, respectively.

(h)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(i)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(j)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	73

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2035 Fund

	Institutional

	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,
			2021		2020		2019		2018		2017

Net asset value, beginning of period	$18.96		$17.07		$15.33		$12.88		$14.08		$12.19

Net investment income(a)	0.19		0.40		0.28		0.40		0.34		0.33
Net realized and unrealized gain (loss)		(3.46)	1.94		1.76		2.55		(1.23)		1.88

Net increase (decrease) from investment operations		(3.27)	2.34		2.04		2.95		(0.89)		2.21

Distributions(b)
From net investment income		(0.17)	(0.39)		(0.28)		(0.39)		(0.31)		(0.31)
From net realized gain	—		(0.06)		(0.02)		(0.11)		(0.00	)(c)	(0.01)

Total distributions		(0.17)	(0.45)		(0.30)		(0.50)		(0.31)		(0.32)

Net asset value, end of period	$15.52		$18.96		$17.07		$15.33		$12.88		$14.08

Total Return(d)
Based on net asset value	(17.27	)%(e)	13.78%		13.58%		23.08%		(6.40)%		18.22%

Ratios to Average Net Assets(f)
Total expenses	0.16	%(g)	0.16%		0.16%		0.15%		0.16%		0.16%

Total expenses after fees waived and/or reimbursed	0.10	%(g)	0.10%		0.10%		0.10%		0.11%		0.11%

Net investment income	2.19	%(g)	2.17%		1.89%		2.73%		2.41%		2.47%

Supplemental Data
Net assets, end of period (000)	$165,792		$197,919		$164,602		$148,827		$94,316		$97,302

Portfolio turnover rate	33	%(h)	9	%(h)	10	%(i)	13	%(j)	10	%(j)	6	%(j)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(i)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(j)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

74	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2035 Fund (continued)

	Investor A

	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,
			2021		2020		2019		2018		2017

Net asset value, beginning of period	$18.91		$17.03		$15.29		$12.85		$14.04		$12.16

Net investment income(a)	0.17		0.34		0.25		0.35		0.29		0.29
Net realized and unrealized gain (loss)		(3.45)	1.94		1.76		2.56		(1.21)		1.88

Net increase (decrease) from investment operations		(3.28)	2.28		2.01		2.91		(0.92)		2.17

Distributions(b)
From net investment income		(0.15)	(0.34)		(0.25)		(0.36)		(0.27)		(0.28)
From net realized gain	—		(0.06)		(0.02)		(0.11)		(0.00	)(c)	(0.01)

Total distributions		(0.15)	(0.40)		(0.27)		(0.47)		(0.27)		(0.29)

Net asset value, end of period	$15.48		$18.91		$17.03		$15.29		$12.85		$14.04

Total Return(d)
Based on net asset value	(17.37	)%(e)	13.46%		13.34%		22.77%		(6.59)%		17.89%

Ratios to Average Net Assets(f)
Total expenses	0.41	%(g)	0.41%		0.41%		0.41%		0.41%		0.41%

Total expenses after fees waived and/or reimbursed	0.35	%(g)	0.35%		0.35%		0.35%		0.36%		0.36%

Net investment income	1.93	%(g)	1.83%		1.64%		2.45%		2.08%		2.17%

Supplemental Data
Net assets, end of period (000)	$123,549		$154,072		$168,305		$158,773		$103,712		$158,712

Portfolio turnover rate	33	%(h)	9	%(h)	10	%(i)	13	%(j)	10	%(j)	6	%(j)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(i)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(j)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	75

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2035 Fund (continued)

	Investor P

	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,						Period from 08/06/18 to 12/31/18	(a)
			2021		2020		2019

Net asset value, beginning of period	$18.88		$17.00		$15.27		$12.84		$14.26

Net investment income(b)	0.17		0.37		0.26		0.42		0.17
Net realized and unrealized gain (loss)		(3.46)	1.92		1.74		2.49		(1.43)

Net increase (decrease) from investment operations		(3.29)	2.29		2.00		2.91		(1.26)

Distributions(c)
From net investment income		(0.15)	(0.35)		(0.25)		(0.37)		(0.16)
From net realized gain	—		(0.06)		(0.02)		(0.11)		(0.00	)(d)

Total distributions		(0.15)	(0.41)		(0.27)		(0.48)		(0.16)

Net asset value, end of period	$15.44		$18.88		$17.00		$15.27		$12.84

Total Return(e)
Based on net asset value	(17.44	)%(f)	13.52%		13.32%		22.79%		(8.87	)%(f)

Ratios to Average Net Assets(g)
Total expenses	0.41	%(h)	0.41%		0.41%		0.43%		0.38	%(h)

Total expenses after fees waived and/or reimbursed	0.35	%(h)	0.35%		0.35%		0.35%		0.34	%(h)

Net investment income	1.99	%(h)	2.02%		1.72%		2.85%		3.22	%(h)

Supplemental Data
Net assets, end of period (000)	$40,536		$42,291		$24,416		$12,054		$561

Portfolio turnover rate	33	%(i)	9	%(i)	10	%(j)	13	%(k)	10	%(k)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(j)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(k)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

76	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2035 Fund (continued)

	Class K

	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,
			2021		2020		2019		2018		2017

Net asset value, beginning of period	$18.95		$17.06		$15.31		$12.87		$14.07		$12.18

Net investment income(a)	0.19		0.41		0.30		0.40		0.35		0.34
Net realized and unrealized gain (loss)		(3.47)	1.94		1.76		2.55		(1.23)		1.88

Net increase (decrease) from investment operations		(3.28)	2.35		2.06		2.95		(0.88)		2.22

Distributions(b)
From net investment income		(0.17)	(0.40)		(0.29)		(0.40)		(0.32)		(0.32)
From net realized gain	—		(0.06)		(0.02)		(0.11)		(0.00	)(c)	(0.01)

Total distributions		(0.17)	(0.46)		(0.31)		(0.51)		(0.32)		(0.33)

Net asset value, end of period	$15.50		$18.95		$17.06		$15.31		$12.87		$14.07

Total Return(d)
Based on net asset value	(17.31	)%(e)	13.84%		13.72%		23.08%		(6.36)%		18.29%

Ratios to Average Net Assets(f)
Total expenses	0.11	%(g)	0.11%		0.11%		0.09%		0.10%		0.10%

Total expenses after fees waived and/or reimbursed	0.05	%(g)	0.05%		0.05%		0.05%		0.06%		0.06%

Net investment income	2.26	%(g)	2.24%		1.97%		2.74%		2.51%		2.52%

Supplemental Data
Net assets, end of period (000)	$6,173,738		$6,914,380		$5,157,576		$3,758,092		$2,393,634		$1,860,697

Portfolio turnover rate	33	%(h)	9	%(h)	10	%(i)	13	%(j)	10	%(j)	6	%(j)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(i)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(j)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	77

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2040 Fund

	Institutional

	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,
			2021		2020		2019		2018		2017

Net asset value, beginning of period	$19.99		$17.66		$15.78		$13.07		$14.39		$12.29

Net investment income(a)	0.19		0.41		0.29		0.40		0.47		0.35
Net realized and unrealized gain (loss)		(3.85)	2.40		1.89		2.84		(1.48)		2.08

Net increase (decrease) from investment operations		(3.66)	2.81		2.18		3.24		(1.01)		2.43

Distributions(b)
From net investment income		(0.18)	(0.41)		(0.29)		(0.42)		(0.30)		(0.33)
From net realized gain	—		(0.07)		(0.01)		(0.11)		(0.01)		(0.00	)(c)

Total distributions		(0.18)	(0.48)		(0.30)		(0.53)		(0.31)		(0.33)

Net asset value, end of period	$16.15		$19.99		$17.66		$15.78		$13.07		$14.39

Total Return(d)
Based on net asset value	(18.35	)%(e)	15.99%		14.04%		24.95%		(7.12)%		19.89%

Ratios to Average Net Assets(f)
Total expenses	0.16	%(g)	0.16%		0.16%		0.17%		0.15	%(h)	0.15%

Total expenses after fees waived and/or reimbursed	0.10	%(g)	0.10%		0.10%		0.10%		0.10	%(h)	0.11%

Net investment income	2.10	%(g)	2.14%		1.87%		2.67%		3.29%		2.56%

Supplemental Data
Net assets, end of period (000)	$577,945		$733,350		$646,477		$577,303		$446,192		$107,509

Portfolio turnover rate	23	%(i)	7	%(i)	9	%(j)	14	%(k)	12	%(k)	6	%(k)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.14% and 0.10%, respectively.

(i)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(j)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(k)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

78	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2040 Fund (continued)

	Investor A

	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,
			2021		2020		2019		2018		2017

Net asset value, beginning of period	$19.95		$17.63		$15.75		$13.05		$14.36		$12.27

Net investment income(a)	0.16		0.35		0.25		0.36		0.32		0.31
Net realized and unrealized gain (loss)		(3.84)	2.40		1.89		2.83		(1.35)		2.07

Net increase (decrease) from investment operations		(3.68)	2.75		2.14		3.19		(1.03)		2.38

Distributions(b)
From net investment income		(0.15)	(0.36)		(0.25)		(0.38)		(0.27)		(0.29)
From net realized gain	—		(0.07)		(0.01)		(0.11)		(0.01)		(0.00	)(c)

Total distributions		(0.15)	(0.43)		(0.26)		(0.49)		(0.28)		(0.29)

Net asset value, end of period	$16.12		$19.95		$17.63		$15.75		$13.05		$14.36

Total Return(d)
Based on net asset value	(18.45	)%(e)	15.67%		13.78%		24.62%		(7.30)%		19.56%

Ratios to Average Net Assets(f)
Total expenses	0.41	%(g)	0.41%		0.42%		0.45%		0.40	%(h)	0.40%

Total expenses after fees waived and/or reimbursed	0.35	%(g)	0.35%		0.35%		0.35%		0.35	%(h)	0.36%

Net investment income	1.79	%(g)	1.84%		1.61%		2.45%		2.21%		2.29%

Supplemental Data
Net assets, end of period (000)	$134,792		$179,444		$176,175		$240,112		$174,340		$204,873

Portfolio turnover rate	23	%(i)	7	%(i)	9	%(j)	14	%(k)	12	%(k)	6	%(k)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.39% and 0.35%, respectively.

(i)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(j)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(k)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	79

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2040 Fund (continued)

	Investor P

	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,						Period from 08/06/18 to 12/31/18	(a)
			2021		2020		2019

Net asset value, beginning of period	$19.94		$17.61		$15.74		$13.04		$14.64

Net investment income(b)	0.17		0.36		0.25		0.35		0.28
Net realized and unrealized gain (loss)		(3.86)	2.40		1.88		2.84		(1.72)

Net increase (decrease) from investment operations		(3.69)	2.76		2.13		3.19		(1.44)

Distributions(c)
From net investment income		(0.15)	(0.36)		(0.25)		(0.38)		(0.15)
From net realized gain	—		(0.07)		(0.01)		(0.11)		(0.01)

Total distributions		(0.15)	(0.43)		(0.26)		(0.49)		(0.16)

Net asset value, end of period	$16.10		$19.94		$17.61		$15.74		$13.04

Total Return(d)
Based on net asset value	(18.50	)%(e)	15.75%		13.73%		24.63%		(9.89	)%(e)

Ratios to Average Net Assets(f)
Total expenses	0.41	%(g)	0.41%		0.41%		0.41%		0.38	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.35	%(g)	0.35%		0.35%		0.35%		0.34	%(g)(h)

Net investment income	1.84	%(g)	1.89%		1.62%		2.39%		4.99	%(g)

Supplemental Data
Net assets, end of period (000)	$1,432,349		$1,794,746		$1,621,834		$1,499,042		$1,285,686

Portfolio turnover rate	23	%(i)	7	%(i)	9	%(j)	14	%(k)	12	%(k)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.37% and 0.34%, respectively.

(i)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(j)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(k)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

80	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2040 Fund (continued)

	Class K

	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,
			2021		2020		2019		2018		2017

Net asset value, beginning of period	$19.99		$17.66		$15.78		$13.07		$14.39		$12.29

Net investment income(a)	0.20		0.43		0.30		0.41		0.37		0.35
Net realized and unrealized gain (loss)		(3.86)	2.39		1.88		2.84		(1.37)		2.08

Net increase (decrease) from investment operations		(3.66)	2.82		2.18		3.25		(1.00)		2.43

Distributions(b)
From net investment income		(0.18)	(0.42)		(0.29)		(0.43)		(0.31)		(0.33)
From net realized gain	—		(0.07)		(0.01)		(0.11)		(0.01)		(0.00	)(c)

Total distributions		(0.18)	(0.49)		(0.30)		(0.54)		(0.32)		(0.33)

Net asset value, end of period	$16.15		$19.99		$17.66		$15.78		$13.07		$14.39

Total Return(d)
Based on net asset value	(18.33	)%(e)	16.05%		14.10%		25.01%		(7.08)%		19.95%

Ratios to Average Net Assets(f)
Total expenses	0.11	%(g)	0.11%		0.11%		0.09%		0.10	%(h)	0.10%

Total expenses after fees waived and/or reimbursed	0.05	%(g)	0.05%		0.05%		0.05%		0.05	%(h)	0.06%

Net investment income	2.19	%(g)	2.23%		1.95%		2.77%		2.57%		2.60%

Supplemental Data
Net assets, end of period (000)	$6,315,267		$7,084,966		$5,352,212		$3,849,265		$2,478,916		$2,021,824

Portfolio turnover rate	23	%(i)	7	%(i)	9	%(j)	14	%(k)	12	%(k)	6	%(k)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.09% and 0.05%, respectively.

(i)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(j)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(k)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	81

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2045 Fund

	Institutional

	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,
			2021		2020		2019		2018		2017

Net asset value, beginning of period	$21.04		$18.29		$16.25		$13.33		$14.75		$12.48

Net investment income(a)	0.19		0.43		0.29		0.42		0.36		0.36
Net realized and unrealized gain (loss)		(4.24)	2.81		2.05		3.04		(1.45)		2.25

Net increase (decrease) from investment operations		(4.05)	3.24		2.34		3.46		(1.09)		2.61

Distributions(b)
From net investment income		(0.18)	(0.43)		(0.29)		(0.43)		(0.32)		(0.34)
From net realized gain	—		(0.06)		(0.01)		(0.11)		(0.01)		—

Total distributions		(0.18)	(0.49)		(0.30)		(0.54)		(0.33)		(0.34)

Net asset value, end of period	$16.81		$21.04		$18.29		$16.25		$13.33		$14.75

Total Return(c)
Based on net asset value	(19.27	)%(d)	17.76%		14.67%		26.14%		(7.56)%		21.03%

Ratios to Average Net Assets(e)
Total expenses	0.16	%(f)	0.16%		0.16%		0.15%		0.15%		0.15%

Total expenses after fees waived and/or reimbursed	0.10	%(f)	0.10%		0.10%		0.10%		0.10%		0.10%

Net investment income	2.03	%(f)	2.16%		1.87%		2.78%		2.43%		2.63%

Supplemental Data
Net assets, end of period (000)	$133,900		$159,947		$132,688		$116,727		$70,629		$74,092

Portfolio turnover rate	10	%(g)	7	%(g)	7	%(h)	12	%(i)	8	%(i)	6	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

82	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2045 Fund (continued)

	Investor A

	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,
			2021		2020		2019		2018		2017

Net asset value, beginning of period	$20.99		$18.25		$16.22		$13.30		$14.73		$12.46

Net investment income(a)	0.17		0.36		0.25		0.39		0.31		0.32
Net realized and unrealized gain (loss)		(4.23)	2.81		2.04		3.03		(1.45)		2.25

Net increase (decrease) from investment operations		(4.06)	3.17		2.29		3.42		(1.14)		2.57

Distributions(b)
From net investment income		(0.16)	(0.37)		(0.25)		(0.39)		(0.28)		(0.30)
From net realized gain	—		(0.06)		(0.01)		(0.11)		(0.01)		—

Total distributions		(0.16)	(0.43)		(0.26)		(0.50)		(0.29)		(0.30)

Net asset value, end of period	$16.77		$20.99		$18.25		$16.22		$13.30		$14.73

Total Return(c)
Based on net asset value	(19.37	)%(d)	17.44%		14.35%		25.91%		(7.87)%		20.77%

Ratios to Average Net Assets(e)
Total expenses	0.41	%(f)	0.41%		0.41%		0.41%		0.40%		0.40%

Total expenses after fees waived and/or reimbursed	0.35	%(f)	0.35%		0.35%		0.35%		0.35%		0.35%

Net investment income	1.78	%(f)	1.81%		1.62%		2.56%		2.12%		2.32%

Supplemental Data
Net assets, end of period (000)	$99,769		$121,865		$129,106		$120,718		$65,642		$83,711

Portfolio turnover rate	10	%(g)	7	%(g)	7	%(h)	12	%(i)	8	%(i)	6	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	83

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2045 Fund (continued)

	Investor P

	Six Months Ended 06/30/22 (unaudited)								Period from
			Year Ended December 31,						08/06/18	(a)
			2021		2020		2019		to 12/31/18

Net asset value, beginning of period	$20.95		$18.22		$16.20		$13.29		$15.05

Net investment income(b)	0.18		0.40		0.28		0.44		0.16
Net realized and unrealized gain (loss)		(4.23)	2.77		2.01		2.98			(1.75)

Net increase (decrease) from investment operations		(4.05)	3.17		2.29		3.42			(1.59)

Distributions(c)
From net investment income		(0.16)	(0.38)		(0.26)		(0.40)			(0.16)
From net realized gain	—		(0.06)		(0.01)		(0.11)			(0.01)

Total distributions		(0.16)	(0.44)		(0.27)		(0.51)			(0.17)

Net asset value, end of period	$16.74		$20.95		$18.22		$16.20		$13.29

Total Return(d)
Based on net asset value	(19.35	)%(e)	17.44%		14.34%		25.91%		(10.64	)%(e)

Ratios to Average Net Assets(f)
Total expenses	0.41	%(g)	0.41%		0.41%		0.49%		0.37	%(g)

Total expenses after fees waived and/or reimbursed	0.35	%(g)	0.35%		0.35%		0.35%		0.32	%(g)

Net investment income	1.87	%(g)	1.98%		1.75%		2.87%		2.71	%(g)

Supplemental Data
Net assets, end of period (000)	$11,705		$12,722		$8,154		$3,376		$249

Portfolio turnover rate	10	%(h)	7	%(h)	7	%(i)	12	%(j)	8	%(j)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(i)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(j)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

84	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2045 Fund (continued)

	Class K

	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,
			2021		2020		2019		2018		2017

Net asset value, beginning of period	$21.05		$18.30		$16.27		$13.34		$14.76		$12.49

Net investment income(a)	0.20		0.45		0.31		0.42		0.37		0.38
Net realized and unrealized gain (loss)		(4.23)	2.80		2.03		3.06		(1.46)		2.23

Net increase (decrease) from investment operations		(4.03)	3.25		2.34		3.48		(1.09)		2.61

Distributions(b)
From net investment income		(0.19)	(0.44)		(0.30)		(0.44)		(0.32)		(0.34)
From net realized gain	—		(0.06)		(0.01)		(0.11)		(0.01)		—

Total distributions		(0.19)	(0.50)		(0.31)		(0.55)		(0.33)		(0.34)

Net asset value, end of period	$16.83		$21.05		$18.30		$16.27		$13.34		$14.76

Total Return(c)
Based on net asset value	(19.19	)%(d)	17.81%		14.64%		26.25%		(7.50)%		21.07%

Ratios to Average Net Assets(e)
Total expenses	0.11	%(f)	0.11%		0.11%		0.09%		0.10%		0.09%

Total expenses after fees waived and/or reimbursed	0.05	%(f)	0.05%		0.05%		0.05%		0.05%		0.05%

Net investment income	2.10	%(f)	2.24%		1.96%		2.80%		2.55%		2.72%

Supplemental Data
Net assets, end of period (000)	$4,825,220		$5,476,173		$3,948,559		$2,720,014		$1,645,042		$1,228,130

Portfolio turnover rate	10	%(g)	7	%(g)	7	%(h)	12	%(i)	8	%(i)	6	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	85

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2050 Fund

	Institutional

	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,
			2021		2020		2019		2018		2017

Net asset value, beginning of period	$21.69		$18.68		$16.55		$13.51		$14.99		$12.65

Net investment income(a)	0.19		0.44		0.30		0.43		0.37		0.37
Net realized and unrealized gain (loss)		(4.47)	3.04		2.13		3.15		(1.53)		2.32

Net increase (decrease) from investment operations		(4.28)	3.48		2.43		3.58		(1.16)		2.69

Distributions(b)
From net investment income		(0.18)	(0.43)		(0.29)		(0.44)		(0.31)		(0.35)
From net realized gain	—		(0.04)		(0.01)		(0.10)		(0.01)		—

Total distributions		(0.18)	(0.47)		(0.30)		(0.54)		(0.32)		(0.35)

Net asset value, end of period	$17.23		$21.69		$18.68		$16.55		$13.51		$14.99

Total Return(c)
Based on net asset value	(19.75	)%(d)	18.69%		14.98%		26.71%		(7.87)%		21.38%

Ratios to Average Net Assets(e)
Total expenses	0.16	%(f)	0.16%		0.16%		0.15%		0.16	%(g)	0.15%

Total expenses after fees waived and/or reimbursed	0.10	%(f)	0.10%		0.10%		0.10%		0.10	%(g)	0.10%

Net investment income	1.95	%(f)	2.14%		1.88%		2.78%		2.45%		2.68%

Supplemental Data
Net assets, end of period (000)	$116,512		$161,630		$132,633		$111,105		$68,949		$70,450

Portfolio turnover rate	6	%(h)	6	%(h)	6	%(i)	12	%(j)	11	%(j)	5	%(j)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.15% and 0.10%, respectively.

(h)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(i)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(j)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

86	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2050 Fund (continued)

	Investor A

	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,
			2021		2020		2019		2018		2017

Net asset value, beginning of period	$21.63		$18.63		$16.51		$13.48		$14.96		$12.62

Net investment income(a)	0.16		0.37		0.26		0.39		0.33		0.33
Net realized and unrealized gain (loss)		(4.44)	3.04		2.12		3.14		(1.52)		2.32

Net increase (decrease) from investment operations		(4.28)	3.41		2.38		3.53		(1.19)		2.65

Distributions(b)
From net investment income		(0.16)	(0.37)		(0.25)		(0.40)		(0.28)		(0.31)
From net realized gain	—		(0.04)		(0.01)		(0.10)		(0.01)		—

Total distributions		(0.16)	(0.41)		(0.26)		(0.50)		(0.29)		(0.31)

Net asset value, end of period	$17.19		$21.63		$18.63		$16.51		$13.48		$14.96

Total Return(c)
Based on net asset value	(19.82	)%(d)	18.38%		14.67%		26.40%		(8.11)%		21.14%

Ratios to Average Net Assets(e)
Total expenses	0.41	%(f)	0.41%		0.41%		0.44%		0.42	%(g)	0.40%

Total expenses after fees waived and/or reimbursed	0.35	%(f)	0.35%		0.35%		0.35%		0.35	%(g)	0.35%

Net investment income	1.69	%(f)	1.81%		1.62%		2.53%		2.18%		2.40%

Supplemental Data
Net assets, end of period (000)	$98,416		$119,705		$112,240		$138,397		$82,677		$95,477

Portfolio turnover rate	6	%(h)	6	%(h)	6	%(i)	12	%(j)	11	%(j)	5	%(j)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.41% and 0.35%, respectively.

(h)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(i)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(j)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	87

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2050 Fund (continued)

	Investor P

	Six Months Ended 06/30/22 (unaudited)								Period from
			Year Ended December 31,						08/06/18	(a)
			2021		2020		2019		to 12/31/18

Net asset value, beginning of period	$21.61		$18.62		$16.50		$13.47		$15.30

Net investment income(b)	0.16		0.38		0.26		0.37		0.34
Net realized and unrealized gain (loss)		(4.44)	3.02		2.12		3.16			(2.00)

Net increase (decrease) from investment operations		(4.28)	3.40		2.38		3.53			(1.66)

Distributions(c)
From net investment income		(0.16)	(0.37)		(0.25)		(0.40)			(0.16)
From net realized gain	—		(0.04)		(0.01)		(0.10)			(0.01)

Total distributions		(0.16)	(0.41)		(0.26)		(0.50)			(0.17)

Net asset value, end of period	$17.17		$21.61		$18.62		$16.50		$13.47

Total Return(d)
Based on net asset value	(19.83	)%(e)	18.35%		14.67%		26.40%		(10.93	)%(e)

Ratios to Average Net Assets(f)
Total expenses	0.41	%(g)	0.41%		0.41%		0.42%		0.39	%(g)(h)(i)

Total expenses after fees waived and/or reimbursed	0.35	%(g)	0.35%		0.35%		0.35%		0.34	%(g)(h)(i)

Net investment income	1.68	%(g)	1.87%		1.62%		2.41%		5.73	%(g)

Supplemental Data
Net assets, end of period (000)	$467,002		$592,827		$522,176		$473,345		$393,442

Portfolio turnover rate	6	%(j)	6	%(j)	6	%(k)	12	%(l)	11	%(l)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.38% and 0.34%, respectively.

(i)

Reorganization, offering, and board realignment and consolidation costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 0.40% and 0.34%, respectively.

(j)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(k)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(l)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

88	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2050 Fund (continued)

	Class K

	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,
			2021		2020		2019		2018		2017

Net asset value, beginning of period	$21.69		$18.68		$16.55		$13.51		$14.99		$12.65

Net investment income(a)	0.20		0.46		0.31		0.43		0.38		0.39
Net realized and unrealized gain (loss)		(4.47)	3.03		2.13		3.16		(1.53)		2.30

Net increase (decrease) from investment operations		(4.27)	3.49		2.44		3.59		(1.15)		2.69

Distributions(b)
From net investment income		(0.19)	(0.44)		(0.30)		(0.45)		(0.32)		(0.35)
From net realized gain	—		(0.04)		(0.01)		(0.10)		(0.01)		—

Total distributions		(0.19)	(0.48)		(0.31)		(0.55)		(0.33)		(0.35)

Net asset value, end of period	$17.23		$21.69		$18.68		$16.55		$13.51		$14.99

Total Return(c)
Based on net asset value	(19.73	)%(d)	18.75%		15.04%		26.77%		(7.82)%		21.43%

Ratios to Average Net Assets(e)
Total expenses	0.11	%(f)	0.11%		0.11%		0.09%		0.11	%(g)	0.10%

Total expenses after fees waived and/or reimbursed	0.05	%(f)	0.05%		0.05%		0.05%		0.05	%(g)	0.05%

Net investment income	2.04	%(f)	2.23%		1.97%		2.81%		2.57%		2.73%

Supplemental Data
Net assets, end of period (000)	$4,467,688		$4,988,085		$3,567,402		$2,388,475		$1,420,616		$1,086,096

Portfolio turnover rate	6	%(h)	6	%(h)	6	%(i)	12	%(j)	11	%(j)	5	%(j)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.10% and 0.05%, respectively.

(h)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(i)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(j)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	89

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2055 Fund

	Institutional

	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,
			2021		2020		2019		2018		2017

Net asset value, beginning of period	$22.24		$19.12		$16.93		$13.77		$15.27		$12.88

Net investment income(a)	0.19		0.46		0.31		0.42		0.38		0.39
Net realized and unrealized gain (loss)		(4.60)	3.11		2.19		3.24		(1.56)		2.35

Net increase (decrease) from investment operations		(4.41)	3.57		2.50		3.66		(1.18)		2.74

Distributions(b)
From net investment income		(0.18)	(0.43)		(0.30)		(0.44)		(0.32)		(0.35)
From net realized gain	—		(0.02)		(0.01)		(0.06)		—		—

Total distributions		(0.18)	(0.45)		(0.31)		(0.50)		(0.32)		(0.35)

Net asset value, end of period	$17.65		$22.24		$19.12		$16.93		$13.77		$15.27

Total Return(c)
Based on net asset value	(19.84	)%(d)	18.76%		15.03%		26.75%		(7.83)%		21.38%

Ratios to Average Net Assets(e)
Total expenses	0.16	%(f)	0.16%		0.16%		0.16%		0.17%		0.16%

Total expenses after fees waived and/or reimbursed	0.10	%(f)	0.10%		0.09%		0.09%		0.09%		0.09%

Net investment income	1.95	%(f)	2.15%		1.89%		2.70%		2.49%		2.73%

Supplemental Data
Net assets, end of period (000)	$99,182		$114,774		$89,290		$76,250		$60,993		$52,487

Portfolio turnover rate	5	%(g)	6	%(g)	6	%(h)	12	%(i)	8	%(i)	5	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

90	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2055 Fund (continued)

	Investor A

	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,
			2021		2020		2019		2018		2017

Net asset value, beginning of period	$22.19		$19.07		$16.89		$13.74		$15.24		$12.86

Net investment income(a)	0.17		0.38		0.26		0.40		0.34		0.34
Net realized and unrealized gain (loss)		(4.59)	3.14		2.19		3.22		(1.55)		2.35

Net increase (decrease) from investment operations		(4.42)	3.52		2.45		3.62		(1.21)		2.69

Distributions(b)
From net investment income		(0.16)	(0.38)		(0.26)		(0.41)		(0.29)		(0.31)
From net realized gain	—		(0.02)		(0.01)		(0.06)		—		—

Total distributions		(0.16)	(0.40)		(0.27)		(0.47)		(0.29)		(0.31)

Net asset value, end of period	$17.61		$22.19		$19.07		$16.89		$13.74		$15.24

Total Return(c)
Based on net asset value	(19.94	)%(d)	18.51%		14.72%		26.46%		(8.08)%		21.05%

Ratios to Average Net Assets(e)
Total expenses	0.41	%(f)	0.41%		0.41%		0.43%		0.43%		0.41%

Total expenses after fees waived and/or reimbursed	0.35	%(f)	0.35%		0.34%		0.34%		0.34%		0.34%

Net investment income	1.67	%(f)	1.82%		1.61%		2.57%		2.23%		2.41%

Supplemental Data
Net assets, end of period (000)	$68,164		$84,965		$78,100		$78,919		$41,909		$41,580

Portfolio turnover rate	5	%(g)	6	%(g)	6	%(h)	12	%(i)	8	%(i)	5	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	91

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2055 Fund (continued)

	Investor P

	Six Months Ended 06/30/22 (unaudited)								Period from
			Year Ended December 31,						08/06/18	(a)
			2021		2020		2019		to 12/31/18

Net asset value, beginning of period	$22.16		$19.05		$16.88		$13.73		$15.60

Net investment income(b)	0.17		0.42		0.28		0.47		0.16
Net realized and unrealized gain (loss)		(4.58)	3.09		2.16		3.15			(1.87)

Net increase (decrease) from investment operations		(4.41)	3.51		2.44		3.62			(1.71)

Distributions(c)
From net investment income		(0.16)	(0.38)		(0.26)		(0.41)			(0.16)
From net realized gain	—		(0.02)		(0.01)		(0.06)		—

Total distributions		(0.16)	(0.40)		(0.27)		(0.47)			(0.16)

Net asset value, end of period	$17.59		$22.16		$19.05		$16.88		$13.73

Total Return(d)
Based on net asset value	(19.91	)%(e)	18.50%		14.69%		26.54%		(11.00	)%(e)

Ratios to Average Net Assets(f)
Total expenses	0.41	%(g)	0.41%		0.42%		0.59%		0.37	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.35	%(g)	0.35%		0.34%		0.34%		0.32	%(g)(h)

Net investment income	1.75	%(g)	1.97%		1.74%		2.99%		2.63	%(g)

Supplemental Data
Net assets, end of period (000)	$6,095		$6,407		$3,826		$1,866		$209

Portfolio turnover rate	5	%(i)	6	%(i)	6	%(j)	12	%(k)	8	%(k)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)

Includes offering and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.46% and 0.33%, respectively.

(i)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(j)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(k)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

92	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2055 Fund (continued)

	Class K

	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,
			2021		2020		2019		2018		2017

Net asset value, beginning of period	$22.25		$19.12		$16.94		$13.77		$15.27		$12.88

Net investment income(a)	0.20		0.48		0.32		0.45		0.40		0.41
Net realized and unrealized gain (loss)		(4.60)	3.11		2.18		3.23		(1.57)		2.33

Net increase (decrease) from investment operations		(4.40)	3.59		2.50		3.68		(1.17)		2.74

Distributions(b)
From net investment income		(0.19)	(0.44)		(0.31)		(0.45)		(0.33)		(0.35)
From net realized gain	—		(0.02)		(0.01)		(0.06)		—		—

Total distributions		(0.19)	(0.46)		(0.32)		(0.51)		(0.33)		(0.35)

Net asset value, end of period	$17.66		$22.25		$19.12		$16.94		$13.77		$15.27

Total Return(c)
Based on net asset value	(19.81	)%(d)	18.87%		15.02%		26.89%		(7.79)%		21.43%

Ratios to Average Net Assets(e)
Total expenses	0.11	%(f)	0.11%		0.11%		0.09%		0.11%		0.10%

Total expenses after fees waived and/or reimbursed	0.05	%(f)	0.05%		0.04%		0.04%		0.04%		0.04%

Net investment income	2.01	%(f)	2.24%		1.98%		2.86%		2.60%		2.79%

Supplemental Data
Net assets, end of period (000)	$2,826,747		$3,128,153		$2,124,200		$1,344,554		$716,634		$484,002

Portfolio turnover rate	5	%(g)	6	%(g)	6	%(h)	12	%(i)	8	%(i)	5	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	93

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2060 Fund

	Institutional

	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,
			2021		2020		2019		2018		2017

Net asset value, beginning of period	$19.82		$17.02		$15.06		$12.19		$13.50		$11.36

Net investment income(a)	0.18		0.42		0.29		0.44		0.36		0.39
Net realized and unrealized gain (loss)		(4.11)	2.77		1.93		2.80		(1.40)		2.03

Net increase (decrease) from investment operations		(3.93)	3.19		2.22		3.24		(1.04)		2.42

Distributions from net investment income(b)		(0.16)	(0.39)		(0.26)		(0.37)		(0.27)		(0.28)

Net asset value, end of period	$15.73		$19.82		$17.02		$15.06		$12.19		$13.50

Total Return(c)

Based on net asset value.	(19.85	)%(d)	18.81%		15.02%		26.78%		(7.82)%		21.38%

Ratios to Average Net Assets(e)
Total expenses	0.16	%(f)	0.16%		0.18%		0.29%		0.37	%(g)	0.54%

Total expenses after fees waived and/or reimbursed	0.10	%(f)	0.10%		0.09%		0.09%		0.09	%(g)	0.09%

Net investment income	1.98	%(f)	2.23%		1.96%		3.11%		2.68%		3.05%

Supplemental Data

Net assets, end of period (000)	$30,339		$38,667		$22,343		$11,132		$2,773		$1,021

Portfolio turnover rate	4	%(h)	6	%(h)	6	%(i)	11	%(j)	13	%(j)	1	%(j)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

Includes offering and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.34% and 0.09%, respectively.

(h)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(i)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(j)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

94	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2060 Fund (continued)

	Investor A

	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,
			2021		2020		2019		2018		2017

Net asset value, beginning of period	$19.77		$16.98		$15.03		$12.17		$13.48		$11.35

Net investment income(a)	0.14		0.35		0.25		0.37		0.31		0.36
Net realized and unrealized gain (loss)		(4.08)	2.78		1.93		2.83		(1.38)		2.02

Net increase (decrease) from investment operations		(3.94)	3.13		2.18		3.20		(1.07)		2.38

Distributions from net investment income(b)		(0.14)	(0.34)		(0.23)		(0.34)		(0.24)		(0.25)

Net asset value, end of period	$15.69		$19.77		$16.98		$15.03		$12.17		$13.48

Total Return(c)

Based on net asset value	(19.96	)%(d)	18.50%		14.71%		26.46%		(8.04)%		21.06%

Ratios to Average Net Assets(e)
Total expenses	0.41	%(f)	0.41%		0.44%		0.57%		0.61	%(g)	0.74%

Total expenses after fees waived and/or reimbursed	0.35	%(f)	0.35%		0.34%		0.34%		0.34	%(g)	0.34%

Net investment income	1.58	%(f)	1.88%		1.71%		2.66%		2.29%		2.85%

Supplemental Data

Net assets, end of period (000)	$16,263		$20,045		$14,564		$11,358		$4,371		$2,950

Portfolio turnover rate	4	%(h)	6	%(h)	6	%(i)	11	%(j)	13	%(j)	1	%(j)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

Includes offering and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.41% and 0.35%, respectively.

(h)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(i)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(j)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	95

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2060 Fund (continued)

	Investor P

	Six Months Ended 06/30/22 (unaudited)								Period from
			Year Ended December 31,						08/06/18	(a)
			2021		2020		2019		to 12/31/18

Net asset value, beginning of period	$19.76		$16.97		$15.03		$12.17		$13.81

Net investment income(b)	0.16		0.38		0.25		0.42		0.15
Net realized and unrealized gain (loss)		(4.10)	2.75		1.92		2.79			(1.65)

Net increase (decrease) from investment operations		(3.94)	3.13		2.17		3.21			(1.50)

Distributions from net investment income(c)		(0.14)	(0.34)		(0.23)		(0.35)			(0.14)

Net asset value, end of period	$15.68		$19.76		$16.97		$15.03		$12.17

Total Return(d)

Based on net asset value	(19.95	)%(e)	18.53%		14.65%		26.51%		(10.92	)%(e)

Ratios to Average Net Assets(f)
Total expenses	0.41	%(g)	0.41%		0.44%		0.65%		0.47	%(g)(h)(i)

Total expenses after fees waived and/or reimbursed	0.35	%(g)	0.35%		0.34%		0.34%		0.33	%(g)(h)(i)

Net investment income	1.76	%(g)	1.99%		1.74%		2.97%		2.86	%(g)

Supplemental Data
Net assets, end of period (000)	$8,002		$7,993		$4,675		$2,039		$259

Portfolio turnover rate	4	%(j)	6	%(j)	6	%(k)	11	%(l)	13	%(l)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)

Offering costs, board realignment and consolidation costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 0.49% and 0.33%, respectively.

(i)

Includes offering and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.46% and 0.33%, respectively.

(j)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(k)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(l)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

96	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2060 Fund (continued)

	Class K

	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,
			2021		2020		2019		2018		2017

Net asset value, beginning of period	$19.82		$17.03		$15.07		$12.19		$13.51		$11.36

Net investment income(a)	0.18		0.43		0.29		0.42		0.36		0.41
Net realized and unrealized gain (loss)		(4.11)	2.76		1.94		2.84		(1.40)		2.02

Net increase (decrease) from investment operations		(3.93)	3.19		2.23		3.26		(1.04)		2.43

Distributions from net investment income(b)		(0.16)	(0.40)		(0.27)		(0.38)		(0.28)		(0.28)

Net asset value, end of period	$15.73		$19.82		$17.03		$15.07		$12.19		$13.51

Total Return(c)

Based on net asset value	(19.83	)%(d)	18.80%		15.06%		26.92%		(7.84)%		21.51%

Ratios to Average Net Assets(e)
Total expenses	0.11	%(f)	0.11%		0.13%		0.15%		0.24	%(g)	0.48%

Total expenses after fees waived and/or reimbursed	0.05	%(f)	0.05%		0.04%		0.04%		0.04	%(g)	0.04%

Net investment income	2.06	%(f)	2.28%		2.02%		2.98%		2.71%		3.20%

Supplemental Data

Net assets, end of period (000)	$1,265,200		$1,283,329		$769,397		$386,113		$150,118		$70,579

Portfolio turnover rate	4	%(h)	6	%(h)	6	%(i)	11	%(j)	13	%(j)	1	%(j)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.10% and 0.05%, respectively.

(h)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(i)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(j)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	97

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2065 Fund

	Institutional

	Six Months Ended 06/30/22 (unaudited)						Period from
			Year Ended December 31,				10/30/19	(a)
			2021		2020		to 12/31/19

Net asset value, beginning of period	$13.90		$11.92		$10.48		$10.00

Net investment income(b)	0.13		0.33		0.23		0.11
Net realized and unrealized gain (loss)		(2.88)	1.90		1.36		0.46

Net increase (decrease) from investment operations		(2.75)	2.23		1.59		0.57

Distributions from net investment income(c)		(0.11)	(0.25)			(0.15)		(0.09)

Net asset value, end of period	$11.04		$13.90		$11.92		$10.48

Total Return(d)
Based on net asset value	(19.82	)%(e)	18.74%			15.43%	5.71	%(e)

Ratios to Average Net Assets(f)
Total expenses	0.18	%(g)	0.21%			0.50%	13.00	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.10	%(g)	0.09%			0.08%	0.11	%(g)

Net investment income	2.13	%(g)	2.50%			2.23%	6.26	%(g)

Supplemental Data
Net assets, end of period (000)	$8,185		$6,545		$1,360		$52

Portfolio turnover rate	4	%(i)	9	%(i)	48	%(j)	1	%(k)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit, offering and organization costs were not annualized in the calculation of expense ratios. If these expenses were annualized, the total expenses would have been 44.41%.
(i)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(j)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(k)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

98	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2065 Fund (continued)

	Investor A

	Six Months Ended 06/30/22 (unaudited)						Period from
			Year Ended December 31,				10/30/19	(a)
			2021		2020		to 12/31/19

Net asset value, beginning of period	$13.90		$11.92		$10.48		$10.00

Net investment income(b)	0.11		0.28		0.22		0.11
Net realized and unrealized gain (loss)		(2.88)	1.92		1.35		0.46

Net increase (decrease) from investment operations		(2.77)	2.20		1.57		0.57

Distributions from net investment income(c)		(0.09)	(0.22)		(0.13)			(0.09)

Net asset value, end of period	$11.04		$13.90		$11.92		$10.48

Total Return(d)
Based on net asset value	(19.91	)%(e)	18.48%		15.14%		5.67	%(e)

Ratios to Average Net Assets(f)
Total expenses	0.43	%(g)	0.46%		2.02%		13.24	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.35	%(g)	0.34%		0.34%		0.36	%(g)

Net investment income	1.82	%(g)	2.08%		2.10%		6.03	%(g)

Supplemental Data
Net assets, end of period (000)	$649		$523		$123		$53

Portfolio turnover rate	4	%(i)	9	%(i)	48	%(j)	1	%(k)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit, offering and organization costs were not annualized in the calculation of expense ratios. If these expenses were annualized, the total expenses would have been 44.60%.
(i)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(j)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(k)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	99

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2065 Fund (continued)

	Investor P

	Six Months Ended						Period from
	06/30/22		Year Ended December 31,				10/30/19	(a)
	(unaudited)		2021		2020		to 12/31/19

Net asset value, beginning of period	$13.89		$11.91		$10.48		$10.00

Net investment income(b)	0.11		0.36		0.20		0.11
Net realized and unrealized gain (loss)		(2.88)	1.84		1.36		0.46

Net increase (decrease) from investment operations		(2.77)	2.20		1.56		0.57

Distributions from net investment income(c)		(0.09)	(0.22)		(0.13)			(0.09)

Net asset value, end of period	$11.03		$13.89		$11.91		$10.48

Total Return(d)
Based on net asset value	(19.93	)%(e)	18.52%		15.12%		5.67	%(e)

Ratios to Average Net Assets(f)
Total expenses	0.43	%(g)	0.46%		1.00%		13.25	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.35	%(g)	0.34%		0.33%		0.36	%(g)

Net investment income	1.86	%(g)	2.68%		1.86%		6.01	%(g)

Supplemental Data
Net assets, end of period (000)	$3,325		$3,022		$532		$52

Portfolio turnover rate	4	%(i)	9	%(i)	48	%(j)	1	%(k)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit, offering and organization costs were not annualized in the calculation of expense ratios. If these expenses were annualized, the total expenses would have been 44.67%.
(i)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(j)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(k)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

100	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2065 Fund (continued)

	Class K

	Six Months Ended						Period from
	06/30/22		Year Ended December 31,				10/30/19	(a)
	(unaudited)		2021		2020		to 12/31/19

Net asset value, beginning of period	$13.91		$11.92		$10.48		$10.00

Net investment income(b)	0.13		0.36		0.24		0.12
Net realized and unrealized gain (loss)		(2.88)	1.88		1.36		0.45

Net increase (decrease) from investment operations		(2.75)	2.24		1.60		0.57

Distributions from net investment income(c)		(0.11)		(0.25)		(0.16)		(0.09)

Net asset value, end of period	$11.05		$13.91		$11.92		$10.48

Total Return(d)
Based on net asset value	(19.79	)%(e)		18.87%		15.47%	5.72	%(e)

Ratios to Average Net Assets(f)
Total expenses	0.13	%(g)		0.16%		0.79%	11.12	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.05	%(g)		0.04%		0.03%	0.06	%(g)

Net investment income	2.16	%(g)		2.67%		2.32%	7.08	%(g)

Supplemental Data
Net assets, end of period (000)	$159,747		$123,833		$23,104		$1,940

Portfolio turnover rate	4	%(i)	9	%(i)	48	%(j)	1	%(k)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit, offering and organization costs were not annualized in the calculation of expense ratios. If these expenses were annualized, the total expenses would have been 35.79%.
(i)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(j)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(k)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	101

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification

BlackRock LifePath® Index Retirement Fund	LifePath Index Retirement Fund	Diversified
BlackRock LifePath® Index 2025 Fund	LifePath Index 2025 Fund	Diversified
BlackRock LifePath® Index 2030 Fund	LifePath Index 2030 Fund	Diversified
BlackRock LifePath® Index 2035 Fund	LifePath Index 2035 Fund	Diversified
BlackRock LifePath® Index 2040 Fund	LifePath Index 2040 Fund	Diversified
BlackRock LifePath® Index 2045 Fund	LifePath Index 2045 Fund	Diversified
BlackRock LifePath® Index 2050 Fund	LifePath Index 2050 Fund	Diversified
BlackRock LifePath® Index 2055 Fund	LifePath Index 2055 Fund	Diversified
BlackRock LifePath® Index 2060 Fund	LifePath Index 2060 Fund	Diversified
BlackRock LifePath® Index 2065 Fund	LifePath Index 2065 Fund	Diversified

As of period end, the investment of LifePath Index Retirement Fund, LifePath Index 2025 Fund, LifePath Index 2030 Fund, LifePath Index 2035 Fund, LifePath Index 2040 Fund, LifePath Index 2045 Fund, LifePath Index 2050 Fund, LifePath Index 2055 Fund, LifePath Index 2060 Fund and LifePath Index 2065 Fund in Large Cap Index Master Portfolio represented 21.3%, 25.6%, 32.9%, 39.8%, 46.3%, 51.9%, 55.3%, 56.0%, 56.0% and 56.0%, respectively, of net assets. As such, financial statements of Large Cap Index Master Portfolio, including the Schedules of Investments, should be read in conjunction with each respective Fund’s financial statements. Large Cap Index Master Portfolio’s financial statements is available, without charge, on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at sec.gov.

The Funds will generally invest in other registered investment companies (each, an “Underlying Fund” and collectively, the “Underlying Funds”) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates, which are affiliates of the Funds. The Funds may also invest in other master portfolios (“Underlying Master Portfolios”) that are managed by subsidiaries of BlackRock.

The value of a Fund’s investment in Large Cap Index Master Portfolio and Master Small Cap Index Series reflects that Fund’s proportionate interest in the net assets of that master portfolio. As of period end, the Funds held interests in Underlying Master Portfolios as follows:

Fund Name	Large Cap Index Master Portfolio	Master Small Cap Index Series

LifePath Index Retirement Fund	7.4%	6.3%
LifePath Index 2025 Fund	7.1	4.6
LifePath Index 2030 Fund	15.0	6.3
LifePath Index 2035 Fund	11.9	3.2
LifePath Index 2040 Fund	18.0	3.4
LifePath Index 2045 Fund	12.1	1.7
LifePath Index 2050 Fund	13.1	1.5
LifePath Index 2055 Fund	7.7	0.9
LifePath Index 2060 Fund	3.4	0.4
LifePath Index 2065 Fund	0.4	—(a)

(a)	Amount is less than 0.1%.

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A and Investor P Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries. Investor P Shares are only available through registered representatives of an insurance company’s broker-dealer that has entered into an agreement with the Fund’s distributor to offer such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC		Conversion Privilege

Institutional, Investor A and Class K Shares	No	No		None
Investor P Shares	Yes	No	(a)	None

(a)	Investor P Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.

The Funds, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of open-end equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

102	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Each Fund records daily its proportionate share of the Underlying Master Portfolios’ income, expenses and realized and unrealized gains and losses.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. Distributions from net investment income are declared and paid quarterly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Fund (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	The Funds record their proportionate investment in the Underlying Master Portfolios at fair value, which is based upon their pro rata ownership in the net assets of the Underlying Master Portfolios.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

N O T E S T O F I N A N C I A L S T A T E M E N T S	103

Notes to Financial Statements (unaudited) (continued)

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

As of June 30, 2022, certain investments of the Funds were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value – affiliated and collateral on securities loaned, respectively.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:

LifePath Index Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

LifePath Index Retirement Fund
Wells Fargo Securities LLC	$421,467	$(421,467)	$—		$—

LifePath Index 2025 Fund
Morgan Stanley	$518,973	$(518,973)	$—		$—

LifePath Index 2030 Fund
BNP Paribas SA	$5,886,983	$(5,886,983)	$—		$—
BofA Securities, Inc.	20,111,722	(20,111,722)	—		—
Morgan Stanley	3,233,601	(3,233,601)	—		—

	$29,232,306	$(29,232,306)	$—		$—

LifePath Index 2035 Fund
BofA Securities, Inc.	$6,470,088	$(6,470,088)	$—		$—

LifePath Index 2040 Fund
UBS AG	$75,921,015	$(75,921,015)	$—		$—

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Notes to Financial Statements (unaudited) (continued)

LifePath Index Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

LifePath Index 2055 Fund
BNP Paribas SA	$655,845	$(655,845)	$—		$—
Wells Fargo Bank N.A.	170,865	(170,865)	—		—

	$826,710	$(826,710)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with BFA, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to 0.05% of the average daily value of each Fund’s net assets.

Service Fees: The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at an annual rate of 0.25% based upon the average daily net assets of each Fund’s Investor A and Investor P Shares.

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Funds. The ongoing service fee compensates BRIL and each broker-dealer for providing shareholder servicing related services to shareholders.

For the six months ended June 30, 2022, the following table shows the class specific service fees borne directly by each share class of each Fund:

Fund Name	Investor A	Investor P	Total

LifePath Index Retirement Fund	$ 261,099	$ 2,891,359	$ 3,152,458
LifePath Index 2025 Fund	164,313	121,560	285,873
LifePath Index 2030 Fund	262,898	2,455,183	2,718,081
LifePath Index 2035 Fund	174,443	52,624	227,067
LifePath Index 2040 Fund	201,494	2,006,257	2,207,751
LifePath Index 2045 Fund	139,751	15,122	154,873
LifePath Index 2050 Fund	139,435	659,568	799,003
LifePath Index 2055 Fund	97,871	7,757	105,628
LifePath Index 2060 Fund	24,283	10,076	34,359
LifePath Index 2065 Fund	757	3,903	4,660

Administration: The Trust, on behalf of the Funds, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL” or the “Administrator”), an indirect, wholly-owned subsidiary of BlackRock, to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Funds’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Funds. BAL may delegate certain of its administration duties to sub-administrators. BAL is entitled to receive for these administrative services an annual fee of 0.09% based on the average daily net assets of each Fund’s Institutional, Investor A and Investor P Shares and 0.04% of the average daily net assets of each Fund’s Class K Shares.

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Funds and, accordingly, have a favorable impact on their performance. BAL may delegate certain of its administration duties to sub-administrators.

For the six months ended June 30, 2022, the following table shows the class specific administration fees borne directly by each share class of each Fund:

Fund Name	Institutional	Investor A	Investor P	Class K	Total

LifePath Index Retirement Fund	$ 205,994	$ 93,995	$ 1,040,890	$ 1,059,391	$ 2,400,270
LifePath Index 2025 Fund	91,449	59,153	43,761	1,202,648	1,397,011
LifePath Index 2030 Fund	253,036	94,643	883,866	1,569,004	2,800,549
LifePath Index 2035 Fund	80,971	62,799	18,945	1,302,893	1,465,608
LifePath Index 2040 Fund	288,169	72,538	722,252	1,335,110	2,418,069
LifePath Index 2045 Fund	65,754	50,310	5,444	1,028,762	1,150,270
LifePath Index 2050 Fund	58,112	50,196	237,444	942,847	1,288,599

N O T E S T O F I N A N C I A L S T A T E M E N T S	105

Notes to Financial Statements (unaudited) (continued)

Fund Name	Institutional	Investor A	Investor P	Class K	Total

LifePath Index 2055 Fund	$48,279	$35,234	$2,792	$595,609	$681,914
LifePath Index 2060 Fund	14,284	8,742	3,627	254,564	281,217
LifePath Index 2065 Fund	3,330	272	1,405	28,839	33,846

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended June 30, 2022, the Funds did not pay any amounts to affiliates in return for these services.

Other Fees: For the six months ended June 30, 2022, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor P Shares as follows:

Fund Name	Investor P

LifePath Index Retirement Fund	$66,937
LifePath Index 2025 Fund	22,624
LifePath Index 2030 Fund	62,287
LifePath Index 2035 Fund	10,247
LifePath Index 2040 Fund	68,829
LifePath Index 2045 Fund	4,136
LifePath Index 2050 Fund	32,658
LifePath Index 2055 Fund	3,041
LifePath Index 2060 Fund	3,271
LifePath Index 2065 Fund	576

For the six months ended June 30, 2022, affiliates received CDSCs as follows:

Fund Name	Investor P

LifePath Index Retirement Fund	$2,409
LifePath Index 2025 Fund	691
LifePath Index 2030 Fund	722
LifePath Index 2035 Fund	743

Expense Waivers and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to BFA indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Funds. These amounts are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the six months ended June 30, 2022, the amounts waived were as follows:

Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager

LifePath Index Retirement Fund	$ 2,431
LifePath Index 2025 Fund	2,859
LifePath Index 2030 Fund	5,495
LifePath Index 2035 Fund	4,283
LifePath Index 2040 Fund	5,799
LifePath Index 2045 Fund	4,017
LifePath Index 2050 Fund	4,184
LifePath Index 2055 Fund	2,636
LifePath Index 2060 Fund	1,256
LifePath Index 2065 Fund	213

The Manager and Administrator have contractually agreed to reimburse each Fund for acquired fund fees and expenses up to a maximum amount equal to the combined investment advisory fee and administration fee of each share class through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Funds. These amounts are included in fees waived and/or reimbursed by the

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Notes to Financial Statements (unaudited) (continued)

Administrator/Manager in the Statements of Operations. For the six months ended June 30, 2022, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:

LifePath Index Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager

LifePath Index Retirement Fund	$2,066,896
LifePath Index 2025 Fund	1,675,630
LifePath Index 2030 Fund	2,916,937
LifePath Index 2035 Fund	1,980,835
LifePath Index 2040 Fund	2,705,532
LifePath Index 2045 Fund	1,646,769
LifePath Index 2050 Fund	1,669,757
LifePath Index 2055 Fund	961,878
LifePath Index 2060 Fund	407,635
LifePath Index 2065 Fund	48,429

The fees and expenses of the Funds’ Independent Trustees, counsel to the Independent Trustees and the Funds’ independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Funds. Each of BAL and BFA has contractually agreed to reimburse the Funds or provide an offsetting credit for such Independent Expenses through June 30, 2032. These amounts are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the six months ended June 30, 2022, the amounts waived were as follows:

Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager

LifePath Index Retirement Fund	$36,382
LifePath Index 2025 Fund	32,604
LifePath Index 2030 Fund	58,702
LifePath Index 2035 Fund	35,778
LifePath Index 2040 Fund	37,008
LifePath Index 2045 Fund	33,985
LifePath Index 2050 Fund	34,039
LifePath Index 2055 Fund	21,793
LifePath Index 2060 Fund	17,675
LifePath Index 2065 Fund	14,357

Securities Lending: The SEC has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended June 30, 2022, each Fund paid BTC the following amounts for securities lending agent services:

Fund Name	Amounts

LifePath Index Retirement Fund	$18,882
LifePath Index 2025 Fund	8,973
LifePath Index 2030 Fund	21,037
LifePath Index 2035 Fund	24,164
LifePath Index 2040 Fund	25,641
LifePath Index 2045 Fund	2,077
LifePath Index 2050 Fund	2,236

N O T E S T O F I N A N C I A L S T A T E M E N T S	107

Notes to Financial Statements (unaudited) (continued)

Fund Name	Amounts

LifePath Index 2055 Fund	$318
LifePath Index 2060 Fund	576

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2022, the Funds did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.

Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by the Manager or an affiliate. The income earned on these temporary cash investments is shown as income-affiliated in the Statements of Operations.

The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended June 30, 2022, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:

LifePath Index Fund Name	Purchases	Sales	Net Realized Gain (Loss)

LifePath Index Retirement Fund	$5,981,234	$—	$—
LifePath Index 2025 Fund	5,422,815	—	—
LifePath Index 2030 Fund	6,473,833	—	—
LifePath Index 2045 Fund	—	2,410,591	(418,902)
LifePath Index 2050 Fund	—	9,580,715	(1,668,520)
LifePath Index 2055 Fund	—	4,436,678	(797,100)
LifePath Index 2060 Fund	—	1,448,370	(266,105)

6.	PURCHASES AND SALES

For the six months ended June 30, 2022, purchases and sales of investments in the Underlying Funds and the Underlying Master Portfolios, excluding short-term investments, were as follows:

LifePath Index Fund Name	Purchases	Sales

LifePath Index Retirement Fund	$5,135,755,657	$5,315,059,538
LifePath Index 2025 Fund	3,688,059,365	3,581,118,577
LifePath Index 2030 Fund	5,075,066,650	4,668,791,438
LifePath Index 2035 Fund	2,842,868,109	2,319,091,408
LifePath Index 2040 Fund	2,635,653,295	2,097,931,331
LifePath Index 2045 Fund	1,013,266,545	555,065,706
LifePath Index 2050 Fund	815,595,610	315,283,303
LifePath Index 2055 Fund	539,951,089	165,930,180
LifePath Index 2060 Fund	324,699,771	59,339,525
LifePath Index 2065 Fund	78,626,602	5,739,287

7.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of June 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

108	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

As of December 31, 2021, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

Fund Name	Non-Expiring

LifePath Index 2060 Fund	$8,823,153
LifePath Index 2065 Fund	162,631

As of June 30, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

LifePath Index Retirement Fund	$6,393,024,374	$1,260,168,692	$(70,071,637)	$1,190,097,055
LifePath Index 2025 Fund	5,191,275,993	911,815,761	(84,455,852)	827,359,909
LifePath Index 2030 Fund	8,358,513,419	1,724,245,031	(127,969,711)	1,596,275,320
LifePath Index 2035 Fund	5,658,085,947	970,202,744	(119,458,832)	850,743,912
LifePath Index 2040 Fund	7,296,014,612	1,391,128,253	(149,681,990)	1,241,446,263
LifePath Index 2045 Fund	4,552,920,709	650,152,982	(135,006,145)	515,146,837
LifePath Index 2050 Fund	4,629,667,041	644,997,112	(124,656,546)	520,340,566
LifePath Index 2055 Fund	2,801,383,649	294,123,113	(94,281,700)	199,841,413
LifePath Index 2060 Fund	1,307,680,183	74,072,307	(59,988,031)	14,084,276
LifePath Index 2065 Fund	195,517,289	—	(23,099,474)	(23,099,474)

8.	BANK BORROWINGS

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2023 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2022, the Funds did not borrow under the credit agreement.

9.	PRINCIPAL RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

N O T E S T O F I N A N C I A L S T A T E M E N T S	109

Notes to Financial Statements (unaudited) (continued)

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 06/30/22		Year Ended 12/31/21

LifePath Index Fund Name / Share Class	Shares	Amounts	Shares	Amounts

LifePath Index Retirement Fund
Institutional
Shares sold	1,741,803	$24,166,162	3,751,788	$54,792,998
Shares issued in reinvestment of distributions	347,419	4,518,230	1,031,009	15,134,459
Shares redeemed	(5,672,048)	(78,473,547)	(7,075,257)	(103,279,309)

	(3,582,826)	$(49,789,155)	(2,292,460)	$(33,351,852)

Investor A
Shares sold	1,181,980	$16,144,231	3,308,198	$48,377,947
Shares issued in reinvestment of distributions	138,635	1,797,850	426,845	6,260,739
Shares redeemed	(2,446,928)	(32,768,779)	(6,015,284)	(88,450,956)

	(1,126,313)	$(14,826,698)	(2,280,241)	$(33,812,270)

Investor P
Shares sold	3,822,325	$52,084,577	9,337,906	$136,349,301
Shares issued in reinvestment of distributions	1,572,758	20,361,590	4,567,973	66,953,936
Shares redeemed	(13,404,488)	(180,241,657)	(21,339,515)	(311,869,651)

	(8,009,405)	$(107,795,490)	(7,433,636)	$(108,566,414)

Class K
Shares sold	49,820,773	$682,261,557	95,303,751	$1,396,969,047
Shares issued in reinvestment of distributions	3,953,898	54,845,751	11,208,598	164,483,301
Shares redeemed	(49,011,856)	(668,815,674)	(91,038,339)	(1,335,140,269)

	4,762,815	$68,291,634	15,474,010	$226,312,079

	(7,955,729)	$(104,119,709)	3,467,673	$50,581,543

	Six Months Ended 06/30/22		Year Ended 12/31/21

LifePath Index Fund Name / Share Class	Shares	Amounts	Shares	Amounts

LifePath Index 2025 Fund
Institutional
Shares sold	1,569,476	$23,869,164	3,108,606	$50,467,119
Shares issued in reinvestment of distributions	141,897	2,052,334	342,302	5,617,714
Shares redeemed	(2,127,263)	(32,462,638)	(3,889,288)	(63,061,445)

	(415,890)	$(6,541,140)	(438,380)	$(6,976,612)

Investor A
Shares sold	698,513	$10,662,655	2,223,904	$36,068,232
Shares issued in reinvestment of distributions	77,721	1,121,494	214,867	3,521,034
Shares redeemed	(1,611,128)	(24,291,434)	(4,176,751)	(68,590,249)

	(834,894)	$(12,507,285)	(1,737,980)	$(29,000,983)

Investor P
Shares sold	1,179,928	$18,217,328	2,624,830	$42,825,132
Shares issued in reinvestment of distributions	62,040	891,704	124,696	2,043,400
Shares redeemed	(742,850)	(11,135,817)	(788,161)	(12,878,946)

	499,118	$7,973,215	1,961,365	$31,989,586

110	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 06/30/22		Year Ended 12/31/21

LifePath Index Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts

LifePath Index 2025 Fund (continued)
Class K
Shares sold	47,109,903	$721,690,531	106,844,489	$1,745,955,793
Shares issued in reinvestment of distributions	4,346,097	62,879,317	9,777,868	160,551,824
Shares redeemed	(39,425,233)	(602,436,839)	(73,909,800)	(1,210,355,839)

	12,030,767	$182,133,009	42,712,557	$696,151,778

	11,279,101	$171,057,799	42,497,562	$692,163,769

	Six Months Ended 06/30/22		Year Ended 12/31/21

LifePath Index Fund Name / Share Class	Shares	Amounts	Shares	Amounts

LifePath Index 2030 Fund
Institutional
Shares sold	1,977,155	$32,155,206	4,179,948	$71,692,699
Shares issued in reinvestment of distributions	369,791	5,613,508	975,586	17,003,935
Shares redeemed	(5,120,614)	(85,606,677)	(5,213,017)	(89,488,029)

	(2,773,668)	$(47,837,963)	(57,483)	$(791,395)

Investor A
Shares sold	1,168,622	$18,992,426	2,675,123	$45,995,725
Shares issued in reinvestment of distributions	117,696	1,782,290	330,252	5,756,812
Shares redeemed	(2,170,644)	(34,602,850)	(5,101,834)	(88,782,944)

	(884,326)	$(13,828,134)	(2,096,459)	$(37,030,407)

Investor P
Shares sold	2,791,844	$45,477,513	6,264,215	$107,815,062
Shares issued in reinvestment of distributions	1,135,681	17,161,906	2,954,072	51,479,618
Shares redeemed	(7,984,023)	(128,100,560)	(14,139,724)	(243,036,439)

	(4,056,498)	$(65,461,141)	(4,921,437)	$(83,741,759)

Class K
Shares sold	66,850,760	$1,085,146,611	121,837,778	$2,101,533,352
Shares issued in reinvestment of distributions	5,479,799	83,057,041	12,206,714	212,627,649
Shares redeemed	(34,268,663)	(555,225,843)	(61,483,228)	(1,063,947,767)

	38,061,896	$612,977,809	72,561,264	$1,250,213,234

	30,347,404	$485,850,571	65,485,885	$1,128,649,673

	Six Months Ended 06/30/22		Year Ended 12/31/21

LifePath Index Fund Name / Share Class	Shares	Amounts	Shares	Amounts

LifePath Index 2035 Fund
Institutional
Shares sold	1,341,657	$23,332,166	2,579,797	$47,053,215
Shares issued in reinvestment of distributions	112,750	1,809,327	244,649	4,557,207
Shares redeemed	(1,206,701)	(21,163,113)	(2,029,057)	(36,810,681)

	247,706	$3,978,380	795,389	$14,799,741

Investor A
Shares sold	1,018,188	$17,612,939	2,225,554	$40,603,091
Shares issued in reinvestment of distributions	74,853	1,194,195	188,101	3,493,199
Shares redeemed	(1,255,931)	(21,388,048)	(4,152,161)	(76,828,765)

	(162,890)	$(2,580,914)	(1,738,506)	$(32,732,475)

Investor P
Shares sold	562,243	$9,848,008	975,399	$17,876,124
Shares issued in reinvestment of distributions	24,454	388,960	43,616	811,372
Shares redeemed	(202,433)	(3,510,590)	(214,963)	(3,932,413)

	384,264	$6,726,378	804,052	$14,755,083

N O T E S T O F I N A N C I A L S T A T E M E N T S	111

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 06/30/22		Year Ended 12/31/21

LifePath Index Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts

LifePath Index 2035 Fund (continued)
Class K
Shares sold	53,188,571	$923,335,338	102,251,869	$1,874,324,832
Shares issued in reinvestment of distributions	4,246,331	68,079,315	8,637,481	160,798,184
Shares redeemed	(24,147,265)	(419,557,548)	(48,316,467)	(889,731,910)

	33,287,637	$571,857,105	62,572,883	$1,145,391,106

	33,756,717	$579,980,949	62,433,818	$1,142,213,455

	Six Months Ended 06/30/22		Year Ended 12/31/21

LifePath Index Fund Name / Share Class	Shares	Amounts	Shares	Amounts

LifePath Index 2040 Fund
Institutional
Shares sold	2,057,427	$37,571,662	3,990,720	$76,317,755
Shares issued in reinvestment of distributions	376,096	6,274,762	885,176	17,358,012
Shares redeemed	(3,325,877)	(62,656,517)	(4,795,998)	(91,196,006)

	(892,354)	$(18,810,093)	79,898	$2,479,761

Investor A
Shares sold	1,051,380	$19,056,530	2,149,241	$40,966,655
Shares issued in reinvestment of distributions	78,228	1,298,643	204,347	4,002,391
Shares redeemed	(1,759,932)	(31,141,923)	(3,354,215)	(65,007,062)

	(630,324)	$(10,786,750)	(1,000,627)	$(20,038,016)

Investor P
Shares sold	2,458,756	$44,575,087	4,718,137	$90,279,276
Shares issued in reinvestment of distributions	827,750	13,702,193	1,975,787	38,704,069
Shares redeemed	(4,360,799)	(78,673,505)	(8,744,820)	(167,059,012)

	(1,074,293)	$(20,396,225)	(2,050,896)	$(38,075,667)

Class K
Shares sold	52,825,871	$963,534,144	88,270,697	$1,694,773,272
Shares issued in reinvestment of distributions	4,156,357	69,338,355	8,589,820	168,487,588
Shares redeemed	(20,282,157)	(369,881,420)	(45,490,602)	(878,836,418)

	36,700,071	$662,991,079	51,369,915	$984,424,442

	34,103,100	$612,998,011	48,398,290	$928,790,520

	Six Months Ended 06/30/22		Year Ended 12/31/21

LifePath Index Fund Name / Share Class	Shares	Amounts	Shares	Amounts

LifePath Index 2045 Fund
Institutional
Shares sold	1,171,962	$22,213,526	1,800,579	$36,025,831
Shares issued in reinvestment of distributions	82,573	1,431,021	173,783	3,582,921
Shares redeemed	(893,851)	(17,071,749)	(1,626,651)	(32,140,028)

	360,684	$6,572,798	347,711	$7,468,724

Investor A
Shares sold	763,432	$14,491,452	1,641,743	$32,791,396
Shares issued in reinvestment of distributions	54,410	935,697	128,467	2,643,449
Shares redeemed	(676,396)	(12,579,625)	(3,039,874)	(61,817,335)

	141,446	$2,847,524	(1,269,664)	$(26,382,490)

Investor P
Shares sold	148,194	$2,812,248	200,755	$3,984,750
Shares issued in reinvestment of distributions	6,220	106,480	11,882	244,726
Shares redeemed	(62,544)	(1,145,709)	(53,022)	(1,055,025)

	91,870	$1,773,019	159,615	$3,174,451

112	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 06/30/22		Year Ended 12/31/21

LifePath Index Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts

LifePath Index 2045 Fund (continued)
Class K
Shares sold	38,787,006	$742,449,707	71,955,684	$1,449,065,948
Shares issued in reinvestment of distributions	3,003,313	52,124,837	6,014,683	124,109,443
Shares redeemed	(15,138,076)	(290,732,114)	(33,609,340)	(681,384,304)

	26,652,243	$503,842,430	44,361,027	$891,791,087

	27,246,243	$515,035,771	43,598,689	$876,051,772

	Six Months Ended 06/30/22		Year Ended 12/31/21

LifePath Index Fund Name / Share Class	Shares	Amounts	Shares	Amounts

LifePath Index 2050 Fund
Institutional
Shares sold	1,235,746	$24,217,926	2,103,979	$43,339,523
Shares issued in reinvestment of distributions	68,545	1,216,515	158,110	3,355,283
Shares redeemed	(1,995,492)	(41,025,657)	(1,910,826)	(38,813,495)

	(691,201)	$(15,591,216)	351,263	$7,881,311

Investor A
Shares sold	900,285	$17,665,177	1,717,133	$35,062,088
Shares issued in reinvestment of distributions	50,843	894,891	112,836	2,389,213
Shares redeemed	(758,647)	(14,358,518)	(2,321,226)	(48,704,036)

	192,481	$4,201,550	(491,257)	$(11,252,735)

Investor P
Shares sold	1,040,969	$20,321,476	2,049,756	$42,144,734
Shares issued in reinvestment of distributions	241,454	4,241,997	533,333	11,296,633
Shares redeemed	(1,515,927)	(29,580,620)	(3,206,097)	(65,467,384)

	(233,504)	$(5,017,147)	(623,008)	$(12,026,017)

Class K
Shares sold	40,075,317	$786,835,127	63,867,577	$1,318,753,038
Shares issued in reinvestment of distributions	2,647,090	47,008,612	4,996,672	106,010,358
Shares redeemed	(13,441,937)	(265,037,225)	(29,867,183)	(621,128,143)

	29,280,470	$568,806,514	38,997,066	$803,635,253

	28,548,246	$552,399,701	38,234,064	$788,237,812

	Six Months Ended 06/30/22		Year Ended 12/31/21

LifePath Index Fund Name / Share Class	Shares	Amounts	Shares	Amounts

LifePath Index 2055 Fund
Institutional
Shares sold	1,021,198	$20,540,950	1,482,520	$31,197,391
Shares issued in reinvestment of distributions	55,999	1,017,721	104,120	2,261,929
Shares redeemed	(618,646)	(12,565,220)	(1,097,199)	(23,014,442)

	458,551	$8,993,451	489,441	$10,444,878

Investor A
Shares sold	715,133	$14,273,509	1,497,344	$31,505,420
Shares issued in reinvestment of distributions	33,826	609,490	72,213	1,566,891
Shares redeemed	(707,363)	(13,719,076)	(1,835,688)	(39,338,925)

	41,596	$1,163,923	(266,131)	$(6,266,614)

Investor P
Shares sold	92,615	$1,858,365	113,419	$2,399,786
Shares issued in reinvestment of distributions	2,910	52,275	4,717	102,543
Shares redeemed	(38,046)	(784,784)	(29,875)	(643,323)

	57,479	$1,125,856	88,261	$1,859,006

N O T E S T O F I N A N C I A L S T A T E M E N T S	113

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 06/30/22		Year Ended 12/31/21

LifePath Index Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts

LifePath Index 2055 Fund (continued)
Class K
Shares sold	27,212,976	$548,741,185	45,561,411	$964,096,968
Shares issued in reinvestment of distributions	1,614,031	29,346,724	2,853,130	62,027,536
Shares redeemed	(9,333,779)	(189,418,959)	(18,897,485)	(401,956,984)

	19,493,228	$388,668,950	29,517,056	$624,167,520

	20,050,854	$399,952,180	29,828,627	$630,204,790

	Six Months Ended 06/30/22		Year Ended 12/31/21

LifePath Index Fund Name / Share Class	Shares	Amounts	Shares	Amounts

LifePath Index 2060 Fund
Institutional
Shares sold	561,899	$10,136,665	1,031,864	$19,316,851
Shares issued in reinvestment of distributions	18,873	305,294	36,600	709,121
Shares redeemed	(603,178)	(11,396,644)	(429,706)	(8,087,217)

	(22,406)	$(954,685)	638,758	$11,938,755

Investor A
Shares sold	341,933	$6,125,186	628,940	$11,671,091
Shares issued in reinvestment of distributions	8,915	143,387	18,250	352,818
Shares redeemed	(328,467)	(5,714,897)	(490,783)	(9,371,287)

	22,381	$553,676	156,407	$2,652,622

Investor P
Shares sold	125,694	$2,258,679	179,361	$3,356,099
Shares issued in reinvestment of distributions	4,230	67,691	6,398	123,945
Shares redeemed	(24,153)	(428,217)	(56,585)	(1,061,959)

	105,771	$1,898,153	129,174	$2,418,085

Class K
Shares sold	19,757,211	$353,313,892	28,994,517	$546,224,454
Shares issued in reinvestment of distributions	792,452	12,825,173	1,248,079	24,174,378
Shares redeemed	(4,877,880)	(87,554,149)	(10,686,119)	(203,088,909)

	15,671,783	$278,584,916	19,556,477	$367,309,923

	15,777,529	$280,082,060	20,480,816	$384,319,385

	Six Months Ended 06/30/22		Year Ended 12/31/21

LifePath Index Fund Name / Share Class	Shares	Amounts	Shares	Amounts

LifePath Index 2065 Fund
Institutional
Shares sold	348,968	$4,342,830	406,790	$5,358,025
Shares issued in reinvestment of distributions	6,709	75,896	6,972	95,113
Shares redeemed	(85,359)	(1,061,825)	(57,121)	(766,522)

	270,318	$3,356,901	356,641	$4,686,616

Investor A
Shares sold	26,632	$334,337	47,080	$626,809
Shares issued in reinvestment of distributions	434	4,882	419	5,736
Shares redeemed	(5,831)	(70,935)	(20,262)	(273,274)

	21,235	$268,284	27,237	$359,271

Investor P
Shares sold	107,671	$1,341,352	181,793	$2,433,004
Shares issued in reinvestment of distributions	2,389	26,818	2,616	35,855
Shares redeemed	(26,196)	(328,039)	(11,511)	(147,778)

	83,864	$1,040,131	172,898	$2,321,081

114	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 06/30/22		Year Ended 12/31/21

LifePath Index Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts

LifePath Index 2065 Fund (continued)
Class K
Shares sold	6,443,542	$81,051,446	8,743,994	$116,589,057
Shares issued in reinvestment of distributions	133,686	1,514,330	126,418	1,728,646
Shares redeemed	(1,020,170)	(12,823,776)	(1,902,794)	(25,481,943)

	5,557,058	$69,742,000	6,967,618	$92,835,760

	5,932,475	$74,407,316	7,524,394	$100,202,728

As of June 30, 2022, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:

Fund Name	Institutional	Investor A	Investor P	Class K	Total

LifePath Index Retirement Fund	—	—	32,483	—	32,483
LifePath Index 2025 Fund	—	—	14,948	—	14,948
LifePath Index 2030 Fund	—	—	14,524	—	14,524
LifePath Index 2035 Fund	—	—	14,025	—	14,025
LifePath Index 2040 Fund	—	—	13,661	—	13,661
LifePath Index 2045 Fund	—	—	13,289	—	13,289
LifePath Index 2050 Fund	—	—	13,072	—	13,072
LifePath Index 2055 Fund	—	—	12,821	—	12,821
LifePath Index 2060 Fund	—	—	14,482	—	14,482
LifePath Index 2065 Fund	5,000	5,000	5,000	85,000	100,000

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	115

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds III (the “Trust”) met on April 20, 2022 (the “April Meeting”) and May 10-11, 2022 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Agreement”) between the Trust, on behalf of BlackRock LifePath Index Retirement Fund (“LifePath Index Retirement Fund”), BlackRock LifePath Index 2025 Fund (“LifePath Index 2025 Fund”), BlackRock LifePath Index 2030 Fund (“LifePath Index 2030 Fund”), BlackRock LifePath Index 2035 Fund (“LifePath Index 2035 Fund”), BlackRock LifePath Index 2040 Fund (“LifePath Index 2040 Fund”), BlackRock LifePath Index 2045 Fund (“LifePath Index 2045 Fund”), BlackRock LifePath Index 2050 Fund (“LifePath Index 2050 Fund”), BlackRock LifePath Index 2055 Fund (“LifePath Index 2055 Fund”), BlackRock LifePath Index 2060 Fund (“LifePath Index 2060 Fund”) and BlackRock LifePath Index 2065 Fund (“LifePath Index 2065 Fund”) (each, a “Fund” and collectively, the “Funds”) and BlackRock Fund Advisors (the “Manager” or “BlackRock”), each Fund’s investment advisor.

The Approval Process

Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreement for each Fund on an annual basis. The Board members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each typically extending for two days, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information surrounding the renewal of the Agreement. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.

During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, an applicable benchmark, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreement. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Funds’ operations.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide

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Disclosure of Investment Advisory Agreement  (continued)

more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third-parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans, including in light of the ongoing COVID-19 pandemic.

B. The Investment Performance of the Funds and BlackRock

The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the April Meeting. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2021, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, with respect to each Fund, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review, and meet with Fund management to discuss, the performance of each Fund throughout the year.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.

The Board noted that for each of the one-, three- and five-year periods reported, each of LifePath Index Retirement Fund, LifePath Index 2050 Fund and LifePath Index 2055 Fund ranked in the first quartile against its Performance Peers.

The Board noted that for the one-year and since-inception periods reported, LifePath Index 2065 Fund ranked in the first and second quartiles, respectively, against its Performance Peers.

The Board noted that for the one-, three- and five-year periods reported, each of LifePath Index 2045 Fund and LifePath Index 2060 Fund ranked in the first, second, and first quartiles, respectively, against its Performance Peers.

The Board noted that for each of the one-, three- and five-year periods reported, each of LifePath Index 2035 Fund and LifePath Index 2040 Fund ranked in the second quartile against its Performance Peers.

The Board noted that for each of the one-, three- and five-year periods reported, LifePath Index 2030 Fund ranked in the third quartile against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable periods.

The Board noted that for the one-, three- and five-year periods reported, LifePath Index 2025 Fund ranked in the fourth, third and third quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable periods.

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Disclosure of Investment Advisory Agreement  (continued)

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Funds

The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2021 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that the varying fee structures for fund of funds can limit the value of management fee comparisons.

The Board also noted that each of LifePath Index 2030 Fund’s and LifePath Index 2065 Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers.

The Board also noted that each of LifePath Index Retirement Fund’s, LifePath Index 2025 Fund’s, LifePath Index 2035 Fund’s, LifePath Index 2040 Fund’s, LifePath Index 2045 Fund’s, LifePath Index 2050 Fund’s and LifePath Index 2055 Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the second and first quartiles, respectively, relative to the Fund’s Expense Peers.

The Board also noted that LifePath Index 2060 Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the third and first quartiles, respectively, relative to the Fund’s Expense Peers.

Additionally, the Board noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate each Fund for certain other fees and expenses.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Funds increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which the Funds benefit from such economies of scale in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Funds to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

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Disclosure of Investment Advisory Agreement  (continued)

Conclusion

At the May Meeting, as a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2023. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and, in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T	119

Additional Information

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

General Information

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.

Availability of Proxy Voting Policies, Procedures and Voting Records

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 441-7762; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

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Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

LifePath Index Fund and Service Providers

Investment Adviser	Distributor
BlackRock Fund Advisors	BlackRock Investments, LLC
San Francisco, CA 94105	New York, NY 10022

Administrator	Independent Registered Public Accounting Firm
BlackRock Advisors, LLC	PricewaterhouseCoopers LLP
Wilmington, DE 19809	Philadelphia, PA 19103

Accounting Agent and Custodian	Legal Counsel
State Street Bank and Trust Company	Sidley Austin LLP
Boston, MA 02111	New York, NY 10019

Transfer Agent	Address of the Funds
BNY Mellon Investment Servicing (US) Inc.	400 Howard Street
Wilmington, DE 19809	San Francisco, CA 94105

A D D I T I O N A L I N F O R M A T I O N	121

Glossary of Terms Used in this Report

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

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Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

LPindex-06/22-SAR

JUNE 30, 2022

2022 Semi-Annual Report (Unaudited)

BlackRock Funds III

•  iShares MSCI Total International Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of June 30, 2022 saw the emergence of significant challenges that disrupted the economic recovery and strong financial markets. The U.S. economy shrank in the first quarter of 2022, ending the run of robust growth that followed the reopening of global economies and the development of COVID-19 vaccines. Rapid changes in consumer spending led to supply constraints and elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell, as persistently high inflation drove investors’ expectations for higher interest rates, particularly weighing on relatively high-valuation growth stocks and economically sensitive small-capitalization stocks. While both large- and small-capitalization U.S. stocks fell, declines for small-capitalization U.S. stocks were particularly steep. Both emerging market stocks and international equities from developed markets fell significantly, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose notably during the reporting period as increasing inflation drove investors’ expectations for higher interest rates. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is growing faster than expected, raised interest rates three times while indicating that additional large rate hikes were likely. Furthermore, the Fed wound down its bond-buying programs and began to reduce its balance sheet. Continued high inflation and the Fed’s statements led many analysts to anticipate that interest rates have significant room to rise before peaking.

Furthermore, the horrific war in Ukraine has significantly clouded the outlook for the global economy, leading to major volatility in energy and metals markets. Sanctions on Russia, Europe’s top energy supplier, and general wartime disruption have magnified supply problems for key commodities. We believe elevated energy prices will continue to exacerbate inflationary pressure while also constraining economic growth. Combating inflation without stifling a recovery, while buffering against ongoing supply and price shocks, will be an especially challenging environment for setting effective monetary policy. Despite the likelihood of more rate increases on the horizon, we believe the Fed will err on the side of protecting employment, even at the expense of higher inflation. However, markets have been primed to expect sharp tightening, which could weigh on valuations until central banks begin to tap the brakes.

In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Furthermore, the energy shock and a deteriorating economic backdrop in China and Europe are likely to challenge corporate earnings, so we are underweight equities overall in the near-term. We take the opposite view on credit, where higher spreads provide near-term opportunities, while the likelihood of a higher inflation regime leads us to take an underweight stance on credit in the long-term. We believe that investment-grade corporates, U.K. gilts, local-currency emerging market debt, and inflation-protected bonds (particularly in Europe) offer strong opportunities in a six- to twelve-month horizon.

Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of June 30, 2022

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(19.96)%	(10.62)%

U.S. small cap equities (Russell 2000® Index)	(23.43)	(25.20)

International equities (MSCI Europe, Australasia, Far East Index)	(19.57)	(17.77)

Emerging market equities (MSCI Emerging Markets Index)	(17.63)	(25.28)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.15	0.18

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(11.34)	(10.94)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(10.35)	(10.29)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(8.98)	(8.57)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(14.19)	(12.82)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

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Fund Summary as of June 30, 2022	iShares MSCI Total International Index Fund

Investment Objective

iShares MSCI Total International Index Fund’s (the “Fund”) investment objective is to match the performance of the MSCI All Country World Index ex USA Index (the “MSCI ACWI ex USA Index”) in U.S. dollars with net dividends as closely as possible before the deduction of Fund expenses.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended June 30, 2022, the Fund’s Institutional Shares returned (18.34)%, Investor A Shares returned (18.44)% and Class K Shares returned (18.29)%. The benchmark MSCI ACWI ex USA Index returned (18.42)% for the same period.

The Fund invests all of its assets in Total International ex U.S. Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

Describe the market environment.

As developed markets started recovering from the Omicron variant, investors’ attention shifted to rising inflation rates, the spike in commodity prices, and the financial and economic implications of the Russian invasion of Ukraine in February 2022. Those concerns dampened investors’ sentiment and market performance over the first quarter.

In response to rising inflation rates, the European Central Bank (“ECB”) announced their plan to end bond purchasing by the end of September 2022. Annual inflation in the eurozone rose from 5.9% in February 2022 to 7.5% in March 2022, fueled by increasing commodity prices. In the U.K., the Bank of England raised the interest rate by 0.5% over the quarter on top of an additional 0.15% raise in December 2021. The U.K. equity market proved more resilient than its developed markets peers, supported by its exposure to energy and materials.

In Japan, the manufacturing sector continued to suffer from supply chain disruption and the semiconductor shortage. The yen weakened and reached a six-year low against the U.S. dollar in March 2022.

Rising inflation and recession fears weighed down on developed markets performance. Global geopolitical tension intensified as the war in Ukraine continued with no sign of resolution. European countries were directly impacted by the reduction in gas supply from Russia and increased gas prices — peaking in the first half of June 2022 and driving inflation higher. Germany announced its energy emergency plan to prioritize industrial users with the allocation of gas supply. Similarly, the U.K. unveiled its new measures to help households facing larger energy bills in the upcoming fall.

As a result of the ongoing elevated inflation, the Bank of England raised the U.K. base rate to 1.25% in June 2022 while the ECB indicated a first-rate hike will likely be in July 2022 along with an end to asset purchase plan early in Q3 2022. In Japan, the Yen weakened against the U.S. dollar breaching the 130 level for the first time in the last two decades as Bank of Japan kept its accommodative monetary policy unchanged.

Describe recent portfolio activity.

During the six-month period, as changes were made to the composition of the MSCI ACWI ex USA Index, the Master Portfolio purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

Describe portfolio positioning at period end.

The Master Portfolio remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of June 30, 2022 (continued)	iShares MSCI Total International Index Fund

Performance

		Average Annual Total Returns(a)(b)

	6-Month Total Returns	1 Year	5 Years	10 Years

Institutional	(18.34)%	(19.53)%	2.40%	4.56%
Investor A	(18.44)	(19.72)	2.14	4.30
Class K	(18.29)	(19.43)	2.46	4.85

MSCI ACWI ex USA Index(c)	(18.42)	(19.42)	2.50	4.83

(a)	See “About Fund Performance” for a detailed description of share classes, including any related fees.
(b)

The Fund invests all of its assets in the Master Portfolio. The Master Portfolio will be substantially invested in equity securities in the MSCI ACWI ex USA Index, and will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the MSCI ACWI ex USA Index.

(c)	An index that captures large- and mid-cap representation across certain developed markets countries (excluding the U.S.) and certain emerging markets countries.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual				Hypothetical 5% Return
	Beginning Account Value (01/01/22)	Ending Account Value (06/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (01/01/22)	Ending Account Value (06/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

Institutional	$ 1,000.00	$ 816.60	$ 0.59		$ 1,000.00	$ 1,024.15	$ 0.65		0.13%
Investor A	1,000.00	815.60	1.80		1,000.00	1,022.81	2.01		0.40
Class K	1,000.00	817.10	0.45		1,000.00	1,024.30	0.50		0.10

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio in which it invests.

See “Disclosure of Expenses” for further information on how expenses were calculated.

F U N D S U M M A R Y	5

About Fund Performance	iShares MSCI Total International Index Fund

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. These shares are subject to an ongoing service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Administrator”), the Fund’s administrator, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver(s) and/or reimbursement(s), the Fund’s performance would have been lower. With respect to the Fund’s voluntary waiver(s), if any, the Administrator is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued at any time. With respect to the Fund’s contractual waiver(s), if any, the Administrator is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Total International ex-U.S. Index Master Portfolio (the “Master Portfolio”) may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Master Portfolio’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Master Portfolio can realize on an investment and/or may result in lower distributions paid to shareholders. The Master Portfolio’s investments in these instruments, if any, are discussed in detail in the Master Portfolio Notes to Financial Statements.

6	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Assets and Liabilities (unaudited)

June 30, 2022

iShares MSCI Total International Index Fund

ASSETS
Investments, at value — Master Portfolio	$1,294,148,309
Receivables:
Capital shares sold	39,646,059
Prepaid expenses	48,944

Total assets	1,333,843,312

LIABILITIES
Bank overdraft	25,125
Payables:
Accounting services fees	3,734
Administration fees	11,554
Capital shares redeemed	39,646,060
Income dividend distributions	1,386,742
Other accrued expenses	18,239
Professional fees	34,392
Service fees	10,784
Transfer agent fees	150,127

Total liabilities	41,286,757

NET ASSETS	$1,292,556,555

NET ASSETS CONSIST OF
Paid-in capital	$1,317,012,987
Accumulated loss	(24,456,432)

NET ASSETS	$1,292,556,555

F U N D F I N A N C I A L S T A T E M E N T S	7

Statement of Assets and Liabilities (unaudited) (continued)

June 30, 2022

iShares MSCI Total International Index Fund

NET ASSET VALUE

Institutional

Net assets	$457,794,008

Shares outstanding	54,166,874

Net asset value	$8.45

Shares authorized	Unlimited

Par value	N/A

Investor A

Net assets	$52,017,554

Shares outstanding	6,151,119

Net asset value	$8.46

Shares authorized	Unlimited

Par value	N/A

Class K

Net assets	$782,744,993

Shares outstanding	89,596,829

Net asset value	$8.74

Shares authorized	Unlimited

Par value	N/A

See notes to financial statements.

8	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Operations (unaudited)

Six Months Ended June 30, 2022

iShares MSCI Total International Index Fund

INVESTMENT INCOME
Net investment income allocated from the Master Portfolio:
Dividends — unaffiliated	$26,176,327
Dividends — affiliated	38,834
Securities lending income — affiliated — net	116,313
Non-cash dividends — unaffiliated	1,251,744
Foreign taxes withheld	(3,392,334)
Expenses	(485,703)
Fees waived	7,411

Total investment income	23,712,592

FUND EXPENSES
Transfer agent — class specific	126,879
Service — class specific	72,673
Administration	67,816
Registration	45,655
Professional	31,761
Accounting services	2,482
Officer	183
Miscellaneous	13,719

Total expenses	361,168
Less:
Fees waived and/or reimbursed by the Administrator	(2,333)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(1,972)

Total expenses after fees waived and/or reimbursed	356,863

Net investment income	23,355,729

REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM THE MASTER PORTFOLIO
Net realized gain (loss) from:
Investments — unaffiliated(a)	(39,598,332)
Investments — affiliated	4,077
Foreign currency transactions	266,256
Futures contracts	(977,800)

(40,305,799)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(b)	(263,087,698)
Forward foreign currency exchange contracts	(5,148)
Foreign currency translations	(101,935)
Futures contracts	(409,435)

(263,604,216)

Net realized and unrealized loss	(303,910,015)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(280,554,286)

(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(144,332)
(b) Net of reduction in deferred foreign capital gain tax of	$642,492

See notes to financial statements.

F U N D F I N A N C I A L S T A T E M E N T S	9

Statements of Changes in Net Assets

	iShares MSCI Total International Index Fund

	Six Months Ended 06/30/22 (unaudited)	Year Ended 12/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$23,355,729	$31,633,682
Net realized loss	(40,305,799)	(8,213,557)
Net change in unrealized appreciation (depreciation)	(263,604,216)	70,851,076

Net increase (decrease) in net assets resulting from operations	(280,554,286)	94,271,201

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(8,798,323)	(10,919,966)
Investor A	(932,401)	(5,863,998)
Class K	(14,571,837)	(23,233,137)

Decrease in net assets resulting from distributions to shareholders	(24,302,561)	(40,017,101)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	194,324,996	142,617,090

NET ASSETS
Total increase (decrease) in net assets	(110,531,851)	196,871,190
Beginning of period	1,403,088,406	1,206,217,216

End of period	$1,292,556,555	$1,403,088,406

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

10	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Total International Index Fund

	Institutional

	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,
			2021	2020	2019		2018		2017

Net asset value, beginning of period	$10.54		$10.10	$9.35	$7.97		$9.54		$7.70

Net investment income(a)	0.16		0.25	0.18	0.27		0.26		0.24
Net realized and unrealized gain (loss)		(2.08)	0.51	0.77	1.40		(1.56)		1.86

Net increase (decrease) from investment operations		(1.92)	0.76	0.95	1.67		(1.30)		2.10

Distributions(b)
From net investment income		(0.17)	(0.32)	(0.20)	(0.29)		(0.25)		(0.26)
From net realized gain	—		—	—	—		—		(0.00	)(c)
Return of capital	—		—	—	—		(0.02)		—

Total distributions		(0.17)	(0.32)	(0.20)	(0.29)		(0.27)		(0.26)

Net asset value, end of period	$8.45		$10.54	$10.10	$9.35		$7.97		$9.54

Total Return(d)
Based on net asset value	(18.34	)%(e)	7.60%	10.72%	21.18%		(13.94)%		27.57%

Ratios to Average Net Assets(f)(g)(h)

Total expenses	0.13	%(i)	0.15%	0.16%	0.16	%(j)	0.17	%(j)	0.16%

Total expenses after fees waived and/or reimbursed	0.13	%(i)	0.15%	0.15%	0.16%		0.16%		0.16%

Net investment income	3.37	%(i)	2.31%	2.08%	3.08%		2.83%		2.69%

Supplemental Data
Net assets, end of period (000)	$457,794		$545,767	$156,711	$264,845		$159,351		$73,405

Portfolio turnover rate of the Master Portfolio		10%	13%	23%	5%		40%		57%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.

See notes to financial statements.

F U N D F I N A N C I A L H I G H L I G H T S	11

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Total International Index Fund (continued)

	Investor A

	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,
			2021	2020	2019		2018		2017

Net asset value, beginning of period	$10.55		$10.07	$9.32	$7.95		$9.52		$7.68

Net investment income(a)	0.15		0.23	0.17	0.25		0.23		0.22
Net realized and unrealized gain (loss)		(2.09)	0.51	0.76	1.39		(1.56)		1.86

Net increase (decrease) from investment operations		(1.94)	0.74	0.93	1.64		(1.33)		2.08

Distributions(b)
From net investment income		(0.15)	(0.26)	(0.18)	(0.27)		(0.22)		(0.24)
From net realized gain	—		—	—	—		—		(0.00	)(c)
Return of capital	—		—	—	—		(0.02)		—

Total distributions		(0.15)	(0.26)	(0.18)	(0.27)		(0.24)		(0.24)

Net asset value, end of period	$8.46		$10.55	$10.07	$9.32		$7.95		$9.52

Total Return(d)
Based on net asset value	(18.44	)%(e)	7.37%	10.47%	20.80%		(14.19)%		27.32%

Ratios to Average Net Assets(f)(g)(h)

Total expenses	0.41	%(i)	0.40%	0.42%	0.41	%(j)	0.42	%(j)	0.41%

Total expenses after fees waived and/or reimbursed	0.40	%(i)	0.39%	0.41%	0.41%		0.41%		0.41%

Net investment income	3.12	%(i)	2.14%	2.01%	2.84%		2.55%		2.47%

Supplemental Data

Net assets, end of period (000)	$52,018		$63,214	$383,705	$341,385		$272,066		$288,431

Portfolio turnover rate of the Master Portfolio		10%	13%	23%	5%		40%		57%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.

See notes to financial statements.

12	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Total International Index Fund (continued)

	Class K

	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,
			2021	2020	2019		2018		2017

Net asset value, beginning of period	$10.89		$10.42	$9.64	$8.21		$9.82		$7.92

Net investment income(a)	0.17		0.27	0.20	0.28		0.27		0.25
Net realized and unrealized gain (loss)		(2.15)	0.53	0.79	1.44		(1.61)		1.91

Net increase (decrease) from investment operations		(1.98)	0.80	0.99	1.72		(1.34)		2.16

Distributions(b)
From net investment income		(0.17)	(0.33)	(0.21)	(0.29)		(0.25)		(0.26)
From net realized gain	—		—	—	—		—		(0.00	)(c)
Return of capital	—		—	—	—		(0.02)		—

Total distributions		(0.17)	(0.33)	(0.21)	(0.29)		(0.27)		(0.26)

Net asset value, end of period	$8.74		$10.89	$10.42	$9.64		$8.21		$9.82

Total Return(d)
Based on net asset value	(18.29	)%(e)	7.70%	10.76%	21.22%		(13.91)%		27.62%

Ratios to Average Net Assets(f)(g)(h)

Total expenses	0.10	%(i)	0.10%	0.12%	0.11	%(j)	0.12	%(j)	0.11%

Total expenses after fees waived and/or reimbursed	0.10	%(i)	0.10%	0.11%	0.11%		0.11%		0.11%

Net investment income	3.51	%(i)	2.43%	2.31%	3.15%		2.85%		2.75%

Supplemental Data

Net assets, end of period (000)	$782,745		$794,108	$665,801	$488,498		$299,520		$263,532

Portfolio turnover rate of the Master Portfolio		10%	13%	23%	5%		40%		57%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.

See notes to financial statements.

F U N D F I N A N C I A L H I G H L I G H T S	13

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. iShares MSCI Total International Index Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified.

The Fund seeks to achieve its investment objective by investing all of its assets in Total International ex U.S. Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”) and an affiliate of the Trust, which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. At June 30, 2022, the percentage of the Master Portfolio owned by the Fund was 100.0%. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Investor A and Class K Shares	No	No	None

The Board of Trustees of the Trust and Board of Trustees of MIP are referred to throughout this report as the “Board” and the members are referred to as “Trustees”.

The Fund, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA”) or its affiliates, is included in a complex of open-end equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis. The Fund records its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis. Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules. In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the BlackRock Advisors, LLC (the “Administrator”), are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

4.	ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Administrator, an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide administrative services (other than investment advice and related portfolio activities). For such services, the Fund pays the Administrator a monthly fee at an annual rate of 0.01% of the average daily net assets of the Fund. The Fund does not pay an investment advisory fee or investment management fee.

Service Fees: The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at an annual rate of 0.25% based upon the average daily net assets of the Investor A Shares.

14	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Fund. The ongoing service fee compensates BRIL and each broker-dealer for providing shareholder servicing related services to shareholders.

For the six months ended June 30, 2022, the class specific service fees borne directly by Investor A Shares were $72,673.

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended June 30, 2022, the Fund did not pay any amounts to affiliates in return for these services.

The Administrator maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended June 30, 2022, the Fund reimbursed the Administrator the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

	Institutional	Investor A	Class K	Total
Reimbursed amounts	$54	$733	$511	1,298

For the six months ended June 30, 2022, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:

	Institutional	Investor A	Class K	Total
Transfer agent fees — class specific	$90,218	$18,784	$17,877	$126,879

Expense Limitations, Waivers and Reimbursements: With respect to the Fund, the Administrator contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Share Class	Expense Limitation

Institutional	0.16%
Investor A	0.41
Class K	0.11

The Administrator has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2022, the Administrator waived and/or reimbursed investment advisory fees of $2,333 which is included in fees waived and/or reimbursed by the Administrator in the Statement of Operations.

In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed-class specific in the Statement of Operations. For the six months ended June 30, 2022, class specific expense waivers and/or reimbursements are as follows:

	Institutional	Investor A	Class K	Total
Transfer agent fees waived and/or reimbursed by the Manager — class specific	$26	$1,532	$414	$1,972

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2022, the Fund did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Fund are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Administrator for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in Trustees and Officer in the Master Portfolio’s Statement of Operations.

5.	INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

F U N D N O T E S T O F I N A N C I A L S T A T E M E N T S	15

Notes to Financial Statements (unaudited) (continued)

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of December 31, 2021, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $32,656,691.

6.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 06/30/22		Year Ended 12/31/21
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
iShares MSCI Total International Index Fund
Institutional
Shares sold	19,493,996	$181,734,892	40,089,148	$436,234,144
Shares issued in reinvestment of distributions	979,733	8,798,290	1,042,707	10,919,945
Shares redeemed	(18,092,186)	(160,831,359)	(4,860,731)	(51,608,254)

	2,381,543	$29,701,823	36,271,124	$395,545,835

Investor A
Shares sold	592,562	$5,789,352	4,889,048	$51,983,230
Shares issued in reinvestment of distributions	103,561	930,922	553,580	5,860,189
Shares redeemed	(539,514)	(5,187,482)	(37,545,137)	(407,588,212)

	156,609	$1,532,792	(32,102,509)	$(349,744,793)

Class K
Shares sold	29,261,876	$284,129,080	37,491,001	$411,998,858
Shares issued in reinvestment of distributions	1,570,667	14,510,706	2,129,220	23,135,434
Shares redeemed	(14,172,673)	(135,549,405)	(30,555,030)	(338,318,244)

	16,659,870	$163,090,381	9,065,191	$96,816,048

	19,198,022	$194,324,996	13,233,806	$142,617,090

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

16	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Master Portfolio Information as of June 30, 2022	Total International ex U.S. Index Master Portfolio

TEN LARGEST HOLDINGS

Security	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	1.8%
Nestle SA	1.5
Tencent Holdings Ltd.	1.3
Roche Holding AG	1.1
Alibaba Group Holding Ltd.	1.0
Samsung Electronics Co. Ltd.	1.0
AstraZeneca PLC	0.9
Shell PLC	0.9
ASML Holding NV	0.9
Novo Nordisk A/S, Class B	0.9

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Net Assets
Japan	14.0%
China	10.5
United Kingdom	9.2
Canada	8.2
United States	8.0
France	6.8
Switzerland	6.7
Australia	5.4
Germany	4.8
Taiwan	4.3
India	3.8
South Korea	3.4
Netherlands	2.8
Hong Kong	2.2
Sweden	2.0
Denmark	1.7
Spain	1.6
Brazil	1.5
Saudi Arabia	1.3
South Africa	1.3
Italy	1.2
Other#	8.6
Liabilities in Excess of Other Assets	(9.3)

# Includes holdings within countries/geographic regions that are less than 1.0% of net assets. Please refer to the Schedule of Investments for such countries/geographic regions.

M A S T E R P O R T F O L I O I N F O R M A T I O N	17

Schedule of Investments (unaudited) June 30, 2022	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 5.4%
Ampol Ltd.	14,063	$331,921
APA Group(a)	76,671	597,096
Aristocrat Leisure Ltd.	35,155	836,198
ASX Ltd.	10,002	565,359
Aurizon Holdings Ltd.	85,217	224,123
Australia & New Zealand Banking Group Ltd.	166,071	2,529,379
BHP Group Ltd., Class DI	301,362	8,629,081
BlueScope Steel Ltd.	28,378	312,687
Brambles Ltd.	68,770	508,506
Cochlear Ltd.	4,363	599,008
Coles Group Ltd.	76,541	941,940
Commonwealth Bank of Australia	101,337	6,331,183
Computershare Ltd.	39,147	667,580
CSL Ltd.	28,597	5,309,745
Dexus	79,034	486,016
Domino’s Pizza Enterprises Ltd.	4,099	192,677
Endeavour Group Ltd.	70,555	369,108
Evolution Mining Ltd.	119,419	195,125
Fortescue Metals Group Ltd.	98,369	1,182,863
Glencore PLC	589,384	3,192,361
Goodman Group	96,312	1,189,235
GPT Group	129,031	377,117
IDP Education Ltd.	11,418	186,971
Insurance Australia Group Ltd.	128,895	388,690
Lendlease Corp. Ltd.(a)	34,964	220,236
Lottery Corp. Ltd.(b)	129,358	403,588
Macquarie Group Ltd.	21,742	2,475,455
Medibank Pvt Ltd.	164,677	370,388
Mineral Resources Ltd.	9,949	333,915
Mirvac Group	332,979	455,146
National Australia Bank Ltd.	192,138	3,643,482
Newcrest Mining Ltd.	42,854	610,508
Northern Star Resources Ltd.	87,009	408,134
Orica Ltd.	20,558	224,919
Origin Energy Ltd.	90,631	359,765
Qantas Airways Ltd.(b)	83,658	258,908
QBE Insurance Group Ltd.	84,174	707,304
Ramsay Health Care Ltd.	8,771	444,256
REA Group Ltd.	2,994	231,198
Reece Ltd.(c)	18,949	179,993
Rio Tinto Ltd.	20,878	1,489,412
Rio Tinto PLC	68,779	4,112,064
Santos Ltd.	204,776	1,038,251
Scentre Group	304,987	547,619
SEEK Ltd.	20,381	295,645
Sonic Healthcare Ltd.	30,007	683,958
South32 Ltd.	293,566	795,472
Stockland	120,177	300,056
Suncorp Group Ltd.	75,587	576,407
Telstra Corp. Ltd.	290,999	773,992
Transurban Group(a)	178,634	1,777,283
Treasury Wine Estates Ltd.	49,291	386,550
Vicinity Centres	223,827	284,341
Washington H Soul Pattinson & Co. Ltd.	10,991	178,997
Wesfarmers Ltd.	66,461	1,922,317
Westpac Banking Corp.	208,259	2,809,187
WiseTech Global Ltd.	7,407	194,228

Security	Shares	Value

Australia (continued)
Woodside Energy Group Ltd.	112,773	$2,478,583
Woolworths Group Ltd.	79,252	1,946,615

		70,062,141

Austria — 0.1%
Erste Group Bank AG	23,186	589,185
OMV AG	10,435	490,766
Verbund AG	4,162	409,117
voestalpine AG	8,881	189,807

		1,678,875

Belgium — 0.6%
Ageas SA/NV	9,563	421,657
Anheuser-Busch InBev SA	52,444	2,824,211
D’ieteren Group	2,016	296,243
Elia Group SA	2,515	357,181
Groupe Bruxelles Lambert SA	4,847	406,321
KBC Group NV	14,433	812,015
Proximus SADP	7,301	107,762
Sofina SA	925	189,608
Solvay SA	4,759	387,697
UCB SA	6,917	586,141
Umicore SA	13,889	486,865
Warehouses De Pauw CVA	8,433	266,096

		7,141,797

Brazil — 1.1%
Ambev SA	257,469	659,237
Americanas SA	44,055	113,053
Atacadao SA	19,425	61,874
B3 SA - Brasil Bolsa Balcao	351,006	735,084
Banco Bradesco SA	19,589	53,825
Banco BTG Pactual SA	64,148	273,461
Banco do Brasil SA	38,991	248,692
Banco Santander Brasil SA	25,605	140,955
BB Seguridade Participacoes SA	53,016	262,981
BRF SA(b)	28,171	73,153
CCR SA	52,990	126,869
Centrais Eletricas Brasileiras SA	68,201	602,067
Cia de Saneamento Basico do Estado de Sao Paulo	21,664	174,564
Cia Siderurgica Nacional SA	38,838	114,582
Cosan SA	67,148	233,516
Energisa SA	7,713	59,467
Engie Brasil Energia SA	6,487	51,192
Equatorial Energia SA	78,366	342,008
Hapvida Participacoes e Investimentos S/A(d)	248,291	259,514
Hypera SA	46,152	335,462
JBS SA	44,372	267,837
Klabin SA	50,466	194,788
Localiza Rent a Car SA	48,050	481,193
Lojas Renner SA	59,690	257,992
Magazine Luiza SA	159,612	71,366
Natura & Co. Holding SA	92,910	238,247
Petro Rio SA(b)	27,828	116,928
Petroleo Brasileiro SA	250,569	1,462,205
Raia Drogasil SA	93,410	342,694
Rede D’Or Sao Luiz SA(d)	18,795	104,077
Rumo SA	61,506	187,687
Suzano SA	45,386	430,926
Telefonica Brasil SA	36,383	327,162
TIM SA	41,040	100,062

18	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Brazil (continued)
TOTVS SA	23,178	$103,014
Ultrapar Participacoes SA	45,628	107,325
Vale SA	241,347	3,530,659
Vibra Energia SA	56,729	181,131
WEG SA	95,902	484,691

		13,911,540

Canada — 8.2%
Agnico Eagle Mines Ltd.(c)	28,579	1,308,169
Air Canada(b)(c)	13,677	170,431
Algonquin Power & Utilities Corp.(c)	39,375	529,201
Alimentation Couche-Tard, Inc.	50,535	1,971,226
AltaGas Ltd.(c)	16,709	352,561
ARC Resources Ltd.(c)	38,825	489,535
Bank of Montreal(c)	37,671	3,622,527
Bank of Nova Scotia(c)	71,211	4,214,461
Barrick Gold Corp.	106,919	1,890,519
BCE, Inc.	5,059	248,666
BlackBerry Ltd.(b)(c)	26,999	145,566
Brookfield Asset Management, Inc., Class A	83,714	3,723,946
BRP, Inc.(c)	992	61,052
CAE, Inc.(b)(c)	17,908	441,300
Cameco Corp.(c)	27,883	586,167
Canadian Apartment Properties REIT(c)	10,749	374,278
Canadian Imperial Bank of Commerce	52,226	2,536,239
Canadian National Railway Co.	35,057	3,943,368
Canadian Natural Resources Ltd.(c)	71,139	3,822,782
Canadian Pacific Railway Ltd.(c)	55,015	3,842,758
Canadian Tire Corp. Ltd., Class A	3,269	412,434
Canadian Utilities Ltd., Class A	14,231	424,431
CCL Industries, Inc., Class B	9,439	446,138
Cenovus Energy, Inc.(c)	84,485	1,607,394
CGI, Inc.(b)	13,661	1,088,253
Constellation Software, Inc.(c)	1,227	1,821,502
Dollarama, Inc.(c)	19,585	1,127,750
Emera, Inc.	13,507	632,747
Empire Co. Ltd., Class A	7,280	224,248
Enbridge, Inc.(c)	119,283	5,037,464
Fairfax Financial Holdings Ltd.(c)	1,634	865,873
First Quantum Minerals Ltd.(c)	34,571	655,861
FirstService Corp.(c)	3,837	465,436
Fortis, Inc.	25,688	1,214,353
Franco-Nevada Corp.	11,735	1,543,638
George Weston Ltd.	4,143	483,983
GFL Environmental, Inc.(c)	8,820	227,215
Gildan Activewear, Inc.	9,332	268,607
Great-West Lifeco, Inc.(c)	13,035	318,280
Hydro One Ltd.(c)(d)	15,315	411,787
iA Financial Corp., Inc.	6,622	329,351
IGM Financial, Inc.(c)	4,062	108,871
Imperial Oil Ltd.(c)	14,693	692,644
Intact Financial Corp.(c)	10,719	1,511,919
Ivanhoe Mines Ltd., Class A(b)(c)	38,741	223,020
Keyera Corp.(c)	17,550	400,847
Kinross Gold Corp.(c)	87,836	312,530
Lightspeed Commerce, Inc.(b)	5,432	121,114
Loblaw Cos. Ltd.	11,020	993,872
Lundin Mining Corp.	38,227	242,334
Magna International, Inc.	19,395	1,064,977
Manulife Financial Corp.	112,545	1,951,526
Metro, Inc.	14,371	771,358

Security	Shares	Value

Canada (continued)
National Bank of Canada(c)	19,433	$1,275,253
Northland Power, Inc.	14,059	418,537
Nutrien Ltd.(c)	32,868	2,617,541
Nuvei Corp.(b)(c)(d)	3,298	119,191
Onex Corp.	4,171	207,708
Open Text Corp.	21,720	821,587
Pan American Silver Corp.	10,982	215,767
Parkland Corp.(c)	7,050	191,476
Pembina Pipeline Corp.(c)	33,980	1,201,127
Power Corp. of Canada(c)	37,694	969,877
Quebecor, Inc., Class B(c)	7,485	159,969
Restaurant Brands International, Inc.(c)	17,194	862,505
RioCan Real Estate Investment Trust(c)	9,233	143,602
Ritchie Bros Auctioneers, Inc.(c)	6,960	452,843
Rogers Communications, Inc., Class B	19,853	951,315
Royal Bank of Canada(c)	84,499	8,182,066
Saputo, Inc.(c)	16,184	352,925
Shaw Communications, Inc., Class B	26,410	778,225
Shopify, Inc., Class A(b)	69,440	2,169,730
Sun Life Financial, Inc.(c)	32,134	1,472,392
Suncor Energy, Inc.	86,038	3,018,549
TC Energy Corp.	57,887	2,998,683
Teck Resources Ltd., Class B(c)	30,785	941,344
TELUS Corp.	30,854	687,216
TFI International, Inc.(c)	4,269	342,694
Thomson Reuters Corp.	9,903	1,032,383
TMX Group Ltd.	2,646	269,287
Toromont Industries Ltd.(c)	5,891	476,333
Toronto-Dominion Bank	109,218	7,162,128
Tourmaline Oil Corp.(c)	19,149	995,683
West Fraser Timber Co. Ltd.(c)	3,336	255,979
Wheaton Precious Metals Corp.	22,290	803,147
WSP Global, Inc.	6,798	768,630

		105,592,201

Chile — 0.1%
Antofagasta PLC	24,306	343,224
Banco de Chile	1,966,123	178,904
Banco de Credito e Inversiones SA	2,407	70,459
Banco Santander Chile	3,205,454	129,420
Cencosud SA	73,021	92,942
Cia Cervecerias Unidas SA	4,404	27,835
Cia Sud Americana de Vapores SA	1,681,449	150,234
Empresas CMPC SA	65,894	109,506
Empresas COPEC SA	18,259	134,707
Enel Americas SA	1,752,619	166,352
Enel Chile SA	1,792,039	40,522
Falabella SA	52,829	123,775

		1,567,880

China — 10.5%
360 DigiTech, Inc.(c)	5,031	87,036
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	14,800	47,133
3SBio, Inc.(d)	95,500	76,096
AAC Technologies Holdings, Inc.(c)	49,000	113,212
Advanced Micro-Fabrication Equipment, Inc. China, Class A(b)	5,400	94,469
AECC Aviation Power Co. Ltd., Class A	7,600	51,689
Agricultural Bank of China Ltd., Class A	289,800	130,852
Agricultural Bank of China Ltd., Class H	1,791,000	677,097
Aier Eye Hospital Group Co. Ltd., Class A	16,383	109,821

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) June 30, 2022	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Air China Ltd., Class A(b)	111,198	$193,397
Air China Ltd., Class H(b)	62,000	54,033
Airtac International Group	8,371	279,406
Alibaba Group Holding Ltd.(b)	906,452	12,930,884
Alibaba Health Information Technology Ltd.(b)(c)	214,000	148,682
A-Living Smart City Services Co. Ltd., Class H(d)	28,500	45,880
Aluminum Corp. of China Ltd., Class A(b)	100,100	71,075
Aluminum Corp. of China Ltd., Class H	164,000	61,648
Angel Yeast Co. Ltd., Class A	6,000	43,777
Anhui Conch Cement Co. Ltd., Class A	17,700	93,478
Anhui Conch Cement Co. Ltd., Class H	52,500	227,846
Anhui Gujing Distillery Co. Ltd., Class B	8,500	132,727
Anta Sports Products Ltd.	74,400	915,595
Asymchem Laboratories Tianjin Co. Ltd., Class A	2,000	86,342
Autohome, Inc., ADR(c)	3,727	146,583
AviChina Industry & Technology Co. Ltd., Class H	116,000	66,311
Baidu, Inc., ADR(b)	16,294	2,423,407
Baidu, Inc., Class A(b)	5,500	104,188
Bank of Beijing Co. Ltd., Class A	100,100	67,976
Bank of Chengdu Co. Ltd., Class A	63,900	158,605
Bank of China Ltd., Class A	444,200	216,506
Bank of China Ltd., Class H	4,472,000	1,786,882
Bank of Communications Co. Ltd., Class A	130,900	97,500
Bank of Communications Co. Ltd., Class H	468,700	324,879
Bank of Hangzhou Co. Ltd., Class A	70,800	158,692
Bank of Jiangsu Co. Ltd., Class A	103,740	110,535
Bank of Nanjing Co. Ltd., Class A	57,500	89,656
Bank of Ningbo Co. Ltd., Class A	28,160	151,006
Bank of Shanghai Co. Ltd., Class A	76,510	74,963
Baoshan Iron & Steel Co. Ltd., Class A	75,798	68,273
BBMG Corp., Class A	45,700	18,927
BeiGene Ltd., ADR(b)(c)	3,068	496,556
Beijing Capital International Airport Co. Ltd., Class H(b)	100,000	68,240
Beijing Enterprises Holdings Ltd.	21,000	74,664
Beijing Kingsoft Office Software, Inc., Class A	3,200	94,445
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	4,785	111,097
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	153,824	115,522
Bilibili, Inc., ADR(b)	7,879	201,702
Bilibili, Inc., Class Z(b)	2,220	56,912
BOC Hong Kong Holdings Ltd.	242,500	962,961
BOE Technology Group Co. Ltd., Class A	158,600	93,458
Budweiser Brewing Co. APAC Ltd.(c)(d)	114,100	342,380
BYD Co. Ltd., Class A	5,900	294,878
BYD Co. Ltd., Class H	50,500	2,035,628
BYD Electronic International Co. Ltd.(c)	62,500	197,803
CanSino Biologics, Inc., Class H(b)(c)(d)	3,200	32,838
CGN Power Co. Ltd., Class H(d)	546,000	132,263
Changchun High & New Technology Industry Group, Inc., Class A	2,200	76,920
Chaozhou Three-Circle Group Co. Ltd., Class A	43,900	197,743
China Cinda Asset Management Co. Ltd., Class H	522,000	81,912
China CITIC Bank Corp. Ltd., Class H	448,000	200,666
China Coal Energy Co. Ltd., Class H	56,000	47,320
China Common Rich Renewable Energy Investments Ltd.(e)	11,997	—
China Communications Services Corp. Ltd., Class H	138,000	60,705
China Conch Venture Holdings Ltd.	96,000	209,392

Security	Shares	Value

China (continued)
China Construction Bank Corp., Class A	83,600	$75,771
China Construction Bank Corp., Class H	5,666,000	3,820,309
China CSSC Holdings Ltd., Class A	30,600	86,849
China Energy Engineering Corp. Ltd.(b)	19,100	6,769
China Everbright Bank Co. Ltd., Class A	282,300	118,660
China Evergrande Group(e)	103,000	18,961
China Feihe Ltd.(d)	213,000	245,257
China Galaxy Securities Co. Ltd., Class A	57,500	83,298
China Galaxy Securities Co. Ltd., Class H	132,500	76,653
China Hongqiao Group Ltd.(c)	133,000	149,830
China International Capital Corp. Ltd., Class A	6,800	45,346
China International Capital Corp. Ltd., Class H(d)	82,400	175,944
China Lesso Group Holdings Ltd.	39,000	59,034
China Life Insurance Co. Ltd., Class A	7,300	33,976
China Life Insurance Co. Ltd., Class H	551,000	961,904
China Literature Ltd.(b)(d)	21,400	103,660
China Longyuan Power Group Corp. Ltd., Class H	194,000	375,965
China Medical System Holdings Ltd.	61,000	95,100
China Meidong Auto Holdings Ltd.	36,000	114,397
China Mengniu Dairy Co. Ltd.	190,000	952,499
China Merchants Bank Co. Ltd., Class A	107,600	680,644
China Merchants Bank Co. Ltd., Class H	212,578	1,435,841
China Merchants Securities Co. Ltd., Class A	26,300	56,729
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	32,997	66,339
China Minsheng Banking Corp. Ltd., Class A	159,000	88,440
China Minsheng Banking Corp. Ltd., Class H	193,680	69,145
China National Building Material Co. Ltd., Class H	228,000	244,225
China National Nuclear Power Co. Ltd., Class A	127,500	130,939
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	7,700	40,580
China Oilfield Services Ltd., Class H	64,000	62,493
China Overseas Land & Investment Ltd.	188,000	598,021
China Overseas Property Holdings Ltd.	85,000	91,623
China Pacific Insurance Group Co. Ltd., Class A	15,500	54,647
China Pacific Insurance Group Co. Ltd., Class H	217,600	534,427
China Petroleum & Chemical Corp., Class A	458,300	279,156
China Petroleum & Chemical Corp., Class H	1,212,400	546,307
China Railway Group Ltd., Class A	122,200	112,239
China Railway Group Ltd., Class H	230,000	142,379
China Resources Cement Holdings Ltd.	122,000	82,194
China Resources Gas Group Ltd.	48,000	223,748
China Resources Land Ltd.	207,111	971,203
China Resources Mixc Lifestyle Services Ltd.(d)	19,400	96,377
China Ruyi Holdings Ltd.(b)	124,000	45,559
China Shenhua Energy Co. Ltd., Class A	31,800	158,127
China Shenhua Energy Co. Ltd., Class H	191,500	549,276
China Southern Airlines Co. Ltd., Class H(b)	152,000	88,134
China State Construction Engineering Corp. Ltd., Class A	105,700	84,027
China State Construction International Holdings Ltd.	190,000	210,264
China Suntien Green Energy Corp. Ltd., Class H	182,000	92,706
China Three Gorges Renewables Group Co. Ltd., Class A	116,800	109,903
China Tourism Group Duty Free Corp. Ltd., Class A	5,900	205,744
China Tower Corp. Ltd., Class H(d)	3,700,000	476,752
China United Network Communications Ltd., Class A	225,300	116,597
China Vanke Co. Ltd., Class A	62,901	192,720

20	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Vanke Co. Ltd., Class H	86,200	$217,032
China Yangtze Power Co. Ltd., Class A	90,600	313,197
China Zheshang Bank Co. Ltd., Class A	198,400	98,504
Chinasoft International Ltd.	150,000	153,941
Chongqing Changan Automobile Co. Ltd., Class A	55,510	144,053
Chongqing Zhifei Biological Products Co. Ltd., Class A	3,700	61,466
Chow Tai Fook Jewellery Group Ltd.	166,600	314,689
CIFI Ever Sunshine Services Group Ltd.	58,000	74,351
CIFI Holdings Group Co. Ltd.	185,640	93,577
CITIC Ltd.	315,000	321,116
CITIC Securities Co. Ltd., Class A	36,915	119,892
CITIC Securities Co. Ltd., Class H	171,450	384,319
CMOC Group Ltd., Class H	213,000	118,941
Contemporary Amperex Technology Co. Ltd., Class A	8,400	673,120
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	78,900	121,969
COSCO SHIPPING Holdings Co. Ltd., Class A	70,377	146,585
COSCO SHIPPING Holdings Co. Ltd., Class H	148,850	208,932
Country Garden Holdings Co. Ltd.(c)	447,270	279,133
Country Garden Services Holdings Co. Ltd.	107,000	480,202
CRRC Corp. Ltd., Class A	206,600	160,770
CSC Financial Co. Ltd., Class A	14,300	61,966
CSPC Pharmaceutical Group Ltd.	536,400	536,145
Dali Foods Group Co. Ltd.(d)	175,500	93,344
Daqin Railway Co. Ltd., Class A	200,000	197,015
Daqo New Energy Corp., ADR(b)	2,904	207,288
Dongfeng Motor Group Co. Ltd., Class H	138,000	105,059
Dongyue Group Ltd.	93,000	116,666
East Money Information Co. Ltd., Class A	71,875	273,829
Ecovacs Robotics Co. Ltd., Class A	1,800	32,875
ENN Energy Holdings Ltd.	45,400	750,404
Eve Energy Co. Ltd., Class A	4,600	67,404
Everbright Securities Co. Ltd., Class A	28,900	68,182
Fangda Carbon New Material Co. Ltd., Class A(b)	10,420	11,841
Flat Glass Group Co. Ltd., Class A	18,000	102,760
Flat Glass Group Co. Ltd., Class H	16,000	56,326
Focus Media Information Technology Co. Ltd., Class A	37,300	37,602
Foshan Haitian Flavouring & Food Co. Ltd., Class A	10,810	146,351
Fosun International Ltd.	131,500	121,475
Founder Securities Co. Ltd., Class A	107,800	108,278
Foxconn Industrial Internet Co. Ltd., Class A	3,500	5,154
Futu Holdings Ltd., ADR(b)(c)	2,769	144,569
Fuyao Glass Industry Group Co. Ltd., Class A(c)	13,000	81,195
Fuyao Glass Industry Group Co. Ltd., Class H(c)(d)	22,400	113,320
Ganfeng Lithium Co. Ltd., Class A	7,700	171,735
Ganfeng Lithium Co. Ltd., Class H(c)(d)	12,440	137,109
GDS Holdings Ltd., ADR(b)	4,184	139,704
GDS Holdings Ltd., Class A(b)	11,200	47,098
Geely Automobile Holdings Ltd.	336,000	769,558
Genscript Biotech Corp.(b)	68,000	247,270
GF Securities Co. Ltd., Class H	93,600	124,016
Gigadevice Semiconductor Beijing, Inc., Class A	980	20,930
GoerTek, Inc., Class A	17,700	88,929
Gotion High-tech Co. Ltd., Class A	16,100	110,084
Great Wall Motor Co. Ltd., Class A	13,605	75,434
Great Wall Motor Co. Ltd., Class H	144,000	298,253
Gree Electric Appliances, Inc. of Zhuhai, Class A	9,100	45,959

Security	Shares	Value

China (continued)
Greentown China Holdings Ltd.	83,500	$173,617
Greentown Service Group Co. Ltd.	94,000	106,398
Guangdong Haid Group Co. Ltd., Class A	10,700	96,036
Guangzhou Automobile Group Co. Ltd., Class H	336,400	326,355
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	5,700	64,211
Guangzhou Tinci Materials Technology Co. Ltd., Class A	7,200	66,908
Guotai Junan Securities Co. Ltd., Class A	55,544	126,470
Haidilao International Holding Ltd.(b)(c)(d)	66,000	154,533
Haier Smart Home Co. Ltd., Class A	41,800	171,954
Haier Smart Home Co. Ltd., Class H	112,000	416,859
Haitian International Holdings Ltd.	51,000	130,457
Haitong Securities Co. Ltd., Class A	45,000	66,115
Haitong Securities Co. Ltd., Class H	502,800	370,127
Hangzhou First Applied Material Co. Ltd., Class A	15,540	152,718
Hangzhou Silan Microelectronics Co. Ltd., Class A	15,700	122,508
Hangzhou Tigermed Consulting Co. Ltd., Class H(d)	6,200	71,904
Hansoh Pharmaceutical Group Co. Ltd.(d)	56,000	113,397
Henan Shuanghui Investment & Development Co. Ltd., Class A	14,800	64,877
Hengan International Group Co. Ltd.	39,000	183,575
Hengli Petrochemical Co. Ltd., Class A	26,600	88,565
Hithink RoyalFlush Information Network Co. Ltd., Class A	4,600	66,298
Hua Hong Semiconductor Ltd.(b)(d)	21,000	76,227
Hualan Biological Engineering, Inc., Class A	10,800	36,888
Huaneng Power International, Inc., Class A	97,400	102,601
Huaneng Power International, Inc., Class H	192,000	95,592
Huatai Securities Co. Ltd., Class A	31,600	67,253
Huatai Securities Co. Ltd., Class H(d)	214,600	319,214
Huaxia Bank Co. Ltd., Class A	132,899	103,580
Huayu Automotive Systems Co. Ltd., Class A	8,300	28,570
Huazhu Group Ltd., ADR	15,030	572,643
Hygeia Healthcare Holdings Co. Ltd.(d)	21,600	144,039
Iflytek Co. Ltd., Class A	8,600	53,117
Imeik Technology Development Co. Ltd., Class A	1,400	125,838
Industrial & Commercial Bank of China Ltd., Class A	231,800	165,325
Industrial & Commercial Bank of China Ltd., Class H	3,336,000	1,990,421
Industrial Bank Co. Ltd., Class A	73,700	219,714
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	191,700	67,430
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	19,400	113,045
Inner Mongolia Yitai Coal Co. Ltd., Class B	161,100	264,027
Innovent Biologics, Inc.(b)(d)	64,000	286,340
iQIYI, Inc., ADR(b)(c)	11,889	49,934
JA Solar Technology Co. Ltd., Class A	13,160	155,509
JD Health International, Inc.(b)(d)	69,600	550,948
JD.com, Inc., Class A	120,446	3,881,133
Jiangsu Eastern Shenghong Co. Ltd., Class A	43,500	110,364
Jiangsu Expressway Co. Ltd., Class H	158,000	159,391
Jiangsu Hengli Hydraulic Co. Ltd., Class A	6,600	60,945
Jiangsu Hengrui Medicine Co. Ltd., Class A	21,312	118,318
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	5,200	142,643
Jiangsu Zhongtian Technology Co. Ltd., Class A	45,000	155,883
Jiangxi Copper Co. Ltd., Class A	43,400	115,694

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) June 30, 2022	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Jiangxi Copper Co. Ltd., Class H	30,000	$41,024
Jiangxi Zhengbang Technology Co. Ltd., Class A(b)	28,700	26,051
Jinxin Fertility Group Ltd.(d)	68,000	62,715
Jiumaojiu International Holdings Ltd.(c)(d)	34,000	90,562
Kanzhun Ltd., ADR(b)	4,535	119,180
KE Holdings, Inc., ADR(b)(c)	18,653	334,821
Kingboard Holdings Ltd.	36,500	138,417
Kingdee International Software Group Co. Ltd.(b)	154,000	362,826
Kingfa Sci & Tech Co. Ltd., Class A	25,700	36,623
Kingsoft Corp. Ltd.	49,000	191,462
Kuaishou Technology(b)(d)	99,900	1,122,744
Kunlun Energy Co. Ltd.	268,000	219,773
Kweichow Moutai Co. Ltd., Class A	4,816	1,473,369
Lenovo Group Ltd.	442,000	415,351
Lens Technology Co. Ltd., Class A	12,300	20,428
Li Auto, Inc., ADR(b)(c)	33,569	1,286,028
Li Ning Co. Ltd.	147,000	1,368,730
Lingyi iTech Guangdong Co., Class A(b)	7,000	5,262
Logan Group Co. Ltd.(e)	72,000	19,003
Longfor Group Holdings Ltd.(d)	91,500	435,187
LONGi Green Energy Technology Co. Ltd., Class A	23,716	237,262
Lufax Holding Ltd., ADR(c)	35,490	212,940
Luxshare Precision Industry Co. Ltd., Class A	18,129	91,708
Luzhou Laojiao Co. Ltd., Class A	4,900	180,904
Mango Excellent Media Co. Ltd., Class A	11,800	59,062
Maxscend Microelectronics Co. Ltd., Class A	3,744	75,748
Meituan, Class B(b)(d)	245,000	6,113,800
Metallurgical Corp. of China Ltd., Class A	138,300	72,328
Microport Scientific Corp.(b)(c)	37,000	107,448
Ming Yuan Cloud Group Holdings Ltd.(c)	84,000	135,405
Minth Group Ltd.	32,000	87,676
MMG Ltd.(b)	232,000	86,141
Montage Technology Co. Ltd., Class A	11,000	99,683
Muyuan Foods Co. Ltd., Class A	15,946	132,060
Nanjing Securities Co. Ltd., Class A	33,000	41,238
NARI Technology Co. Ltd., Class A	21,888	88,592
NAURA Technology Group Co. Ltd., Class A	1,100	45,737
NetEase, Inc.	125,325	2,361,060
New China Life Insurance Co. Ltd., Class A	7,700	37,127
New China Life Insurance Co. Ltd., Class H	66,500	187,148
New Hope Liuhe Co. Ltd., Class A(b)	12,700	29,096
New Oriental Education & Technology Group, Inc., ADR(b)	8,122	165,364
Ningxia Baofeng Energy Group Co. Ltd., Class A	5,000	10,948
NIO, Inc., ADR(b)(c)	79,320	1,722,830
Nongfu Spring Co. Ltd., Class H(c)(d)	100,400	579,362
Orient Securities Co. Ltd., Class A	34,368	52,593
Ovctek China, Inc., Class A	10,800	92,513
People’s Insurance Co. Group of China Ltd., Class H	1,009,000	308,940
PetroChina Co. Ltd., Class H	1,084,000	508,403
Pharmaron Beijing Co. Ltd., Class H(d)	13,200	132,586
PICC Property & Casualty Co. Ltd., Class H	498,298	519,628
Pinduoduo, Inc., ADR(b)(c)	25,755	1,591,659
Ping An Bank Co. Ltd., Class A	49,200	110,442
Ping An Healthcare & Technology Co. Ltd.(b)(d)	25,800	76,761
Ping An Insurance Group Co. of China Ltd., Class A	49,000	342,779

Security	Shares	Value

China (continued)
Ping An Insurance Group Co. of China Ltd., Class H	373,500	$2,570,891
Poly Developments & Holdings Group Co. Ltd., Class A	43,000	112,340
Pop Mart International Group Ltd.(c)(d)	41,400	200,874
Postal Savings Bank of China Co. Ltd., Class A	132,700	107,081
Postal Savings Bank of China Co. Ltd., Class H(c)(d)	453,000	361,004
Power Construction Corp. of China Ltd., Class A	63,300	74,563
RLX Technology, Inc., ADR(b)(c)	33,312	70,955
Rongsheng Petrochemical Co. Ltd., Class A	35,850	82,595
SAIC Motor Corp. Ltd., Class A	30,300	80,811
Sangfor Technologies, Inc., Class A	3,500	54,403
Sany Heavy Equipment International Holdings Co. Ltd.	28,000	29,595
Sany Heavy Industry Co. Ltd., Class A	32,700	93,342
SDIC Power Holdings Co. Ltd., Class A	89,700	140,795
Seazen Group Ltd.(b)	108,000	53,526
Seazen Holdings Co. Ltd., Class A	17,500	66,572
SF Holding Co. Ltd., Class A	15,900	132,830
SG Micro Corp., Class A	3,750	102,402
Shaanxi Coal Industry Co. Ltd., Class A	27,700	87,663
Shandong Gold Mining Co. Ltd., Class A	29,204	80,425
Shandong Gold Mining Co. Ltd., Class H(d)	74,750	129,803
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	132,000	154,166
Shanghai Baosight Software Co. Ltd., Class B	47,800	201,953
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	10,562	69,589
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	21,500	79,976
Shanghai International Airport Co. Ltd., Class A(b)	11,200	95,116
Shanghai Lujiazui Finance & Trade Zone
Development Co. Ltd., Class B	60,800	53,490
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	62,000	102,945
Shanghai Pudong Development Bank Co. Ltd., Class A	94,987	113,839
Shanghai Putailai New Energy Technology Co. Ltd., Class A	9,400	119,126
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	5,600	272,361
Shengyi Technology Co. Ltd., Class A	17,700	45,036
Shenwan Hongyuan Group Co. Ltd., Class A	127,900	82,124
Shenzhen Inovance Technology Co. Ltd., Class A	9,750	96,214
Shenzhen International Holdings Ltd.(c)	40,500	39,918
Shenzhen Kangtai Biological Products Co. Ltd., Class A	7,520	50,871
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	4,300	201,681
Shenzhen Transsion Holdings Co. Ltd., Class A	6,290	84,168
Shenzhou International Group Holdings Ltd.	51,400	627,368
Shimao Group Holdings Ltd.(c)(e)	51,000	25,336
Silergy Corp.	4,000	323,437
Sinopharm Group Co. Ltd., Class H	131,200	317,652
Sinotruk Hong Kong Ltd.	49,500	69,668
Smoore International Holdings Ltd.(c)(d)	96,000	296,291
Sunac China Holdings Ltd.(e)	130,000	66,919
Sungrow Power Supply Co. Ltd., Class A	3,800	55,965

22	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Sunny Optical Technology Group Co. Ltd.	47,800	$783,765
Sunwoda Electronic Co. Ltd., Class A	15,800	74,904
Suzhou TA&A Ultra Clean Technology Co. Ltd., Class A	9,900	130,026
TAL Education Group, ADR(b)(c)	19,208	93,543
TBEA Co. Ltd., Class A	36,500	149,810
TCL Technology Group Corp., Class A	78,200	56,099
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	18,100	159,521
Tencent Holdings Ltd.	372,700	16,870,314
Tencent Music Entertainment Group, ADR(b)	28,714	144,144
Thunder Software Technology Co. Ltd., Class A	6,000	117,403
Tingyi Cayman Islands Holding Corp.	88,000	151,234
Tongcheng Travel Holdings Ltd.(b)	52,400	113,295
Tongwei Co. Ltd., Class A	11,600	104,058
Topchoice Medical Corp., Class A(b)	900	23,524
Topsports International Holdings Ltd.(d)	81,000	73,768
TravelSky Technology Ltd., Class H	59,000	115,046
Trina Solar Co. Ltd., Class A	13,277	130,003
Trip.com Group Ltd., ADR(b)	35,051	962,150
Tsingtao Brewery Co. Ltd., Class H	42,000	437,201
Unigroup Guoxin Microelectronics Co. Ltd., Class A	4,900	139,119
Uni-President China Holdings Ltd.	82,000	70,512
Unisplendour Corp. Ltd., Class A	20,160	58,571
Vipshop Holdings Ltd., ADR(b)(c)	23,411	231,535
Walvax Biotechnology Co. Ltd., Class A	8,600	62,264
Wanhua Chemical Group Co. Ltd., Class A	14,700	213,506
Want Want China Holdings Ltd.	320,000	279,061
Weibo Corp., ADR(b)(c)	2,166	50,100
Weichai Power Co. Ltd., Class A	33,300	62,223
Weichai Power Co. Ltd., Class H	96,800	154,164
Wens Foodstuffs Group Co. Ltd., Class A(b)	20,160	64,212
Will Semiconductor Co. Ltd. Shanghai, Class A	4,100	106,433
Wilmar International Ltd.	97,900	284,946
Wingtech Technology Co. Ltd., Class A	4,238	54,129
Wuchan Zhongda Group Co. Ltd., Class A	25,699	19,731
Wuliangye Yibin Co. Ltd., Class A	19,200	580,646
WuXi AppTec Co. Ltd., Class A	12,936	201,504
WuXi AppTec Co. Ltd., Class H(d)	21,041	281,485
Wuxi Biologics Cayman, Inc.(b)(d)	216,000	2,001,330
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	6,809	64,410
Xiaomi Corp., Class B(b)(d)	945,400	1,654,137
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	64,400	142,842
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	15,800	29,644
Xinyi Solar Holdings Ltd.	296,000	458,667
XPeng, Inc., ADR(b)(c)	26,067	827,367
Xtep International Holdings Ltd.(c)	51,500	93,314
Yadea Group Holdings Ltd.(d)	68,000	133,362
Yankuang Energy Group Co. Ltd., Class A	800	4,719
Yankuang Energy Group Co. Ltd., Class H	102,000	319,090
Yihai International Holding Ltd.	23,000	82,972
Yihai Kerry Arawana Holdings Co. Ltd., Class A(b)	12,100	97,833
Yonyou Network Technology Co. Ltd., Class A	7,800	25,391
Yum China Holdings, Inc.	25,820	1,252,270
Yunnan Baiyao Group Co. Ltd., Class A	12,460	112,561
Yunnan Energy New Material Co. Ltd., Class A	2,300	86,251

Security	Shares	Value

China (continued)
Zai Lab Ltd., ADR(b)(c)	3,905	$135,425
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	1,599	85,346
Zhejiang Chint Electrics Co. Ltd., Class A	8,900	47,716
Zhejiang Expressway Co. Ltd., Class H(b)	54,000	49,772
Zhejiang Huayou Cobalt Co. Ltd., Class A	3,770	54,060
Zhejiang NHU Co. Ltd., Class A	63,460	216,384
Zheshang Securities Co. Ltd., Class A(b)	44,700	76,173
ZhongAn Online P&C Insurance Co. Ltd., Class H(b)(d)	23,500	76,750
Zhongsheng Group Holdings Ltd	57,000	402,737
Zhongtai Securities Co. Ltd., Class A	42,200	48,331
Zhuzhou CRRC Times Electric Co. Ltd., Class H	28,400	140,434
Zijin Mining Group Co. Ltd., Class A	145,900	203,360
Zijin Mining Group Co. Ltd., Class H	308,000	374,801
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	105,800	56,630
ZTE Corp., Class H	14,400	33,678
ZTO Express Cayman, Inc., ADR(c)	27,276	748,726

		135,612,818

Colombia — 0.0%
Bancolombia SA	7,812	63,115
Ecopetrol SA	471,350	255,808
Interconexion Electrica SA ESP	24,518	121,073

		439,996

Czech Republic — 0.1%
CEZ A/S	10,005	451,446
Komercni Banka A/S	3,800	107,580
Moneta Money Bank A/S(d)	25,594	92,909

		651,935

Denmark — 1.7%
AP Moller - Maersk A/S, Class A	192	445,623
AP Moller - Maersk A/S, Class B	287	673,761
Carlsberg A/S, Class B	5,540	708,027
Chr Hansen Holding A/S	6,994	510,546
Coloplast A/S, Class B	6,493	741,888
Danske Bank A/S	48,077	684,266
Demant A/S(b)	6,675	250,923
DSV A/S	11,504	1,617,661
Genmab A/S(b)	4,053	1,314,975
GN Store Nord A/S	11,025	388,931
Novo Nordisk A/S, Class B	100,318	11,125,498
Novozymes A/S, B Shares	11,847	712,987
Orsted A/S(d)	10,404	1,095,789
Pandora A/S	6,009	381,767
ROCKWOOL A/S, B Shares	484	109,884
Tryg A/S	20,860	469,974
Vestas Wind Systems A/S	58,728	1,248,674

		22,481,174

Egypt — 0.0%
Commercial International Bank Egypt SAE	67,142	132,980

Finland — 0.8%
Elisa OYJ	8,704	490,012
Fortum OYJ	32,460	490,628
Kesko OYJ, B Shares	19,320	457,223
Kone OYJ, Class B	23,333	1,115,205
Neste OYJ	24,824	1,104,196

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) June 30, 2022	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Finland (continued)
Nokia OYJ	335,150	$1,553,436
Nordea Bank Abp	191,650	1,692,944
Orion OYJ, Class B	5,829	260,874
Sampo OYJ, A Shares	26,931	1,176,915
Stora Enso OYJ, R Shares	27,769	440,003
UPM-Kymmene OYJ	30,344	930,447
Wartsila OYJ Abp	30,424	238,486

		9,950,369

France — 6.8%
Accor SA(b)	10,412	284,055
Aeroports de Paris(b)(c)	1,364	173,883
Air Liquide SA	30,371	4,088,021
Airbus SE	35,306	3,453,275
Alstom SA	17,971	410,359
Amundi SA(d)	8,311	457,579
Arkema SA	4,546	406,651
AXA SA	113,005	2,581,207
BioMerieux	1,981	194,246
BNP Paribas SA	66,441	3,178,003
Bollore SE	63,891	297,843
Bouygues SA	12,024	371,103
Bureau Veritas SA	17,584	452,402
Capgemini SE	9,891	1,705,802
Carrefour SA	37,003	656,851
Cie de Saint-Gobain	29,740	1,285,042
Cie Generale des Etablissements Michelin SCA	44,484	1,214,900
Covivio	2,326	129,948
Credit Agricole SA	68,068	627,516
Danone SA	38,348	2,147,572
Dassault Aviation SA	1,270	198,327
Dassault Systemes SE	40,353	1,494,710
Edenred	14,658	694,358
Eiffage SA	4,993	451,667
Electricite de France SA	27,607	226,760
Engie SA	109,571	1,268,718
EssilorLuxottica SA	16,964	2,571,956
Eurazeo SE	2,062	128,100
Gecina SA	2,235	209,755
Getlink SE	24,371	432,228
Hermes International	1,873	2,107,925
Ipsen SA	1,966	186,147
Kering SA	4,465	2,313,883
Klepierre SA	10,557	204,299
La Francaise des Jeux SAEM(d)	9,840	341,687
Legrand SA	17,418	1,293,261
L’Oreal SA	14,324	4,973,369
LVMH Moet Hennessy Louis Vuitton SE	16,390	10,045,064
Orange SA	124,148	1,462,907
Pernod Ricard SA	12,477	2,306,682
Publicis Groupe SA	12,584	618,888
Remy Cointreau SA	1,607	281,967
Renault SA(b)	9,369	236,529
Safran SA	20,740	2,064,988
Sanofi	67,137	6,770,499
Sartorius Stedim Biotech	1,419	447,720
Schneider Electric SE	32,060	3,820,124
SEB SA	2,025	195,425
Societe Generale SA	49,651	1,097,768
Sodexo SA	5,562	393,424
Teleperformance	3,672	1,133,855
Thales SA	6,034	740,836

Security	Shares	Value

France (continued)
TotalEnergies SE	147,969	$7,788,639
Ubisoft Entertainment SA(b)	4,663	205,654
Unibail-Rodamco-Westfield(b)(c)	8,150	414,345
Valeo	13,865	270,173
Veolia Environnement SA	37,032	907,776
Vinci SA	31,433	2,821,471
Vivendi SE	43,169	440,535
Wendel SE	1,358	113,818
Worldline SA(b)(d)	14,715	548,860

		88,341,355

Germany — 4.5%
Adidas AG	9,686	1,720,533
Allianz SE, Registered Shares	24,630	4,721,821
BASF SE	54,296	2,375,572
Bayer AG, Registered Shares	58,615	3,500,274
Bayerische Motoren Werke AG	19,616	1,520,644
Bechtle AG	3,951	162,286
Beiersdorf AG	5,990	614,677
Brenntag SE	9,044	592,185
Carl Zeiss Meditec AG	2,201	264,625
Commerzbank AG(b)	61,651	437,422
Continental AG, Class A	6,673	468,370
Covestro AG(d)	10,778	374,521
Daimler Truck Holding AG(b)	27,447	722,841
Delivery Hero SE(b)(c)(d)	8,672	327,158
Deutsche Bank AG, Registered Shares	127,545	1,120,827
Deutsche Boerse AG	11,215	1,883,298
Deutsche Lufthansa AG, Registered Shares(b)(c)	31,510	185,602
Deutsche Post AG, Registered Shares	58,792	2,219,759
Deutsche Telekom AG, Registered Shares	188,379	3,746,716
E.ON SE	134,715	1,134,715
Evonik Industries AG	11,562	247,960
Fresenius Medical Care AG & Co. KGaA	10,397	520,901
Fresenius SE & Co. KGaA	23,241	706,799
GEA Group AG	8,517	295,267
Hannover Rueck SE	2,970	433,188
HeidelbergCement AG	8,451	408,025
HelloFresh SE(b)	8,678	283,117
Henkel AG & Co. KGaA	5,456	335,218
Infineon Technologies AG	82,801	2,014,176
KION Group AG	3,490	146,099
Knorr-Bremse AG	3,724	213,292
LEG Immobilien SE	4,537	377,576
Mercedes-Benz Group AG, Registered Shares	47,546	2,761,392
Merck KGaA	8,011	1,358,836
MTU Aero Engines AG	3,134	574,122
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	8,113	1,919,109
Nemetschek SE	2,777	168,943
Puma SE	6,996	464,160
Rational AG	246	143,415
Rheinmetall AG	2,535	584,989
RWE AG	38,925	1,439,682
SAP SE	62,211	5,670,557
Scout24 SE(d)	4,929	253,919
Siemens AG, Registered Shares	45,426	4,669,634
Siemens Energy AG(b)	20,757	305,924
Siemens Healthineers AG(d)	17,697	902,305
Symrise AG	8,787	958,356
Telefonica Deutschland Holding AG	78,736	227,052
Uniper SE	5,363	80,146

24	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares		Value

Germany (continued)
United Internet AG, Registered Shares(f)	4,660		$133,575
Volkswagen AG	1,946		355,894
Vonovia SE	45,730		1,414,907
Zalando SE(b)(d)	13,284		349,935

			58,812,316

Greece — 0.1%
Alpha Services & Holdings SA(b)	109,264		96,522
Eurobank Ergasias Services & Holdings SA(b)	150,627		135,120
FF Group(b)(e)	205	(g)	2
Hellenic Telecommunications Organization SA	12,770		223,026
JUMBO SA	4,656		67,786
Mytilineos SA	12,016		177,862
National Bank of Greece SA(b)	18,708		55,966
OPAP SA	10,676		153,558
Public Power Corp. SA(b)	12,105		67,084

			976,926

Hong Kong — 2.2%
AIA Group Ltd.	719,400		7,860,570
Alibaba Pictures Group Ltd.(b)	480,000		47,194
Beijing Enterprises Water Group Ltd.	232,000		69,994
Bosideng International Holdings Ltd.(c)	234,000		145,377
China Everbright Environment Group Ltd.	146,629		86,705
China Gas Holdings Ltd.	181,000		280,210
China Jinmao Holdings Group Ltd.	192,000		51,749
China Merchants Port Holdings Co. Ltd.	65,720		111,933
China Power International Development Ltd.	424,000		269,419
China Resources Beer Holdings Co. Ltd.	110,000		822,027
China Resources Power Holdings Co. Ltd.	120,000		247,866
China Taiping Insurance Holdings Co. Ltd.	72,672		89,763
China Traditional Chinese Medicine Holdings Co. Ltd.	178,000		110,523
CK Asset Holdings Ltd.	108,508		770,983
CK Infrastructure Holdings Ltd.	41,500		254,932
CLP Holdings Ltd.	93,500		777,011
COSCO SHIPPING Ports Ltd.	134,000		94,763
ESR Group Ltd.(b)(d)	124,200		336,787
Far East Horizon Ltd.	141,000		118,441
Galaxy Entertainment Group Ltd.	159,000		952,501
Guangdong Investment Ltd.	164,000		173,353
Hang Lung Properties Ltd.	113,000		215,019
Hang Seng Bank Ltd.	54,700		969,333
Henderson Land Development Co. Ltd.	74,800		281,126
HK Electric Investments & HK Electric Investments Ltd., Class SS(a)	179,500		164,704
HKT Trust & HKT Ltd., Class SS(a)	185,900		249,672
Hong Kong & China Gas Co. Ltd.	630,176		680,096
Hong Kong Exchanges & Clearing Ltd.	70,794		3,501,205
Hongkong Land Holdings Ltd.(c)	77,800		390,722
Hopson Development Holdings Ltd.(c)	41,140		62,712
Hutchmed China Ltd., ADR(b)	6,525		82,476
Jardine Matheson Holdings Ltd.	12,900		677,817
Kingboard Laminates Holdings Ltd.	42,500		52,517
Link REIT	119,400		975,661
MTR Corp. Ltd.	80,000		419,419
New World Development Co. Ltd.	124,166		447,262
Nine Dragons Paper Holdings Ltd.	196,000		166,173
Orient Overseas International Ltd.	9,500		253,112
Power Assets Holdings Ltd.	70,000		440,994
Sino Biopharmaceutical Ltd.	951,750		606,858
Sino Land Co. Ltd.	240,800		355,583

Security	Shares	Value

Hong Kong (continued)
SITC International Holdings Co. Ltd.	73,000	$207,625
Sun Hung Kai Properties Ltd.	77,000	911,684
Swire Pacific Ltd., Class A	22,500	134,376
Swire Properties Ltd.	79,200	197,179
Techtronic Industries Co. Ltd.	85,500	892,803
Vinda International Holdings Ltd.	31,000	79,516
WH Group Ltd.(d)	479,500	371,126
Wharf Holdings Ltd.	94,000	342,549
Wharf Real Estate Investment Co. Ltd.	83,000	396,344
Xinyi Glass Holdings Ltd.(c)	136,000	328,136
Yuexiu Property Co. Ltd.	135,000	173,477

		28,699,377

Hungary — 0.0%
MOL Hungarian Oil & Gas PLC	16,294	126,041
OTP Bank Nyrt	15,236	341,831
Richter Gedeon Nyrt	8,007	144,911

		612,783

India — 3.8%
ACC Ltd.	4,939	133,263
Adani Enterprises Ltd.	17,343	482,728
Adani Green Energy Ltd.(b)	18,975	465,979
Adani Ports & Special Economic Zone Ltd.	27,638	235,835
Adani Power Ltd.(b)	46,031	153,208
Adani Total Gas Ltd.	13,730	416,930
Adani Transmission Ltd.(b)	18,707	588,828
Ambuja Cements Ltd.	26,698	123,118
Apollo Hospitals Enterprise Ltd.	6,490	303,647
Asian Paints Ltd.	22,255	761,917
Aurobindo Pharma Ltd.	13,516	87,988
Avenue Supermarts Ltd.(b)(d)	10,792	467,175
Axis Bank Ltd.(b)	146,805	1,189,131
Bajaj Auto Ltd.	3,300	155,433
Bajaj Finance Ltd.	16,259	1,118,735
Bajaj Finserv Ltd.	2,805	390,440
Balkrishna Industries Ltd.	5,542	151,531
Bandhan Bank Ltd.(d)	58,169	195,171
Berger Paints India Ltd.	8,379	60,518
Bharat Electronics Ltd.	68,809	204,201
Bharat Forge Ltd.	11,954	99,000
Bharat Petroleum Corp. Ltd.	77,259	302,740
Bharti Airtel Ltd.(b)	131,516	1,143,946
Biocon Ltd.	19,164	75,031
Britannia Industries Ltd.	5,452	240,023
Cholamandalam Investment & Finance Co. Ltd.	22,203	174,900
Cipla Ltd.	24,583	286,116
Coal India Ltd.	75,541	177,815
Colgate-Palmolive India Ltd.	6,248	117,786
Container Corp. Of India Ltd.	7,463	56,300
Dabur India Ltd.	37,975	238,899
Divi’s Laboratories Ltd.	7,214	332,519
DLF Ltd.	33,599	133,704
Dr Reddy’s Laboratories Ltd.	3,124	174,154
Dr Reddy’s Laboratories Ltd., ADR(c)	4,517	250,197
Eicher Motors Ltd.	6,440	228,798
GAIL India Ltd.	79,701	136,793
Godrej Consumer Products Ltd.(b)	26,503	255,069
Godrej Properties Ltd.(b)	7,174	107,865
Grasim Industries Ltd.	15,713	263,768
Havells India Ltd.	16,163	225,671
HCL Technologies Ltd.	61,259	758,504

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) June 30, 2022	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
HDFC Life Insurance Co. Ltd.(d)	55,202	$385,432
Hero MotoCorp Ltd.	7,430	257,043
Hindalco Industries Ltd.	85,181	367,334
Hindustan Petroleum Corp. Ltd.	25,339	69,959
Hindustan Unilever Ltd.	45,601	1,292,948
Housing Development Finance Corp. Ltd.	102,335	2,831,272
ICICI Bank Ltd.	264,517	2,376,400
ICICI Bank Ltd., ADR(c)	22,806	404,578
ICICI Lombard General Insurance Co. Ltd.(d)	10,963	156,099
ICICI Prudential Life Insurance Co. Ltd.(d)	12,623	78,433
Indian Oil Corp. Ltd.	142,183	134,113
Indian Railway Catering & Tourism Corp. Ltd.	14,747	108,083
Indraprastha Gas Ltd.	14,609	65,983
Indus Towers Ltd.	41,213	109,549
Info Edge India Ltd.	4,063	194,016
Infosys Ltd.	105,119	1,953,796
Infosys Ltd., ADR(c)	97,713	1,808,668
InterGlobe Aviation Ltd.(b)(d)	5,982	122,415
ITC Ltd.	158,717	551,406
Jindal Steel & Power Ltd.	43,922	184,014
JSW Steel Ltd.	49,283	353,808
Jubilant Foodworks Ltd.	20,145	131,350
Kotak Mahindra Bank Ltd.	32,148	679,922
Larsen & Toubro Infotech Ltd.(d)	2,827	143,037
Larsen & Toubro Ltd.	21,995	436,027
Larsen & Toubro Ltd., GDR, Registered Shares(f)	18,237	360,804
Lupin Ltd.	11,830	91,643
Mahindra & Mahindra Ltd.	23,090	321,135
Mahindra & Mahindra Ltd., GDR	27,036	369,969
Marico Ltd.	52,403	317,808
Maruti Suzuki India Ltd.	7,232	779,522
Mindtree Ltd.	3,781	138,921
Mphasis Ltd.	4,649	135,672
MRF Ltd.	105	94,337
Muthoot Finance Ltd.	8,240	102,105
Nestle India Ltd.	1,798	398,931
NTPC Ltd.	269,224	487,835
Oil & Natural Gas Corp. Ltd.	161,872	309,939
Page Industries Ltd.	633	322,669
Petronet LNG Ltd.	71,896	198,152
PI Industries Ltd.	5,213	169,466
Pidilite Industries Ltd.	9,792	259,635
Piramal Enterprises Ltd.	9,612	202,508
Power Grid Corp. of India Ltd.	180,796	486,571
Reliance Industries Ltd.	181,990	6,009,193
Samvardhana Motherson International Ltd.	67,315	101,188
SBI Cards & Payment Services Ltd.	10,550	102,922
SBI Life Insurance Co. Ltd.(d)	24,669	338,784
Shree Cement Ltd.	685	165,517
Shriram Transport Finance Co. Ltd.	13,178	215,177
Siemens Ltd.	4,979	151,718
SRF Ltd.	8,155	233,554
State Bank of India	65,986	391,332
State Bank of India, GDR, Registered Shares(f)	5,712	332,860
Sun Pharmaceutical Industries Ltd.	58,495	616,107
Tata Consultancy Services Ltd.	55,106	2,288,381
Tata Consumer Products Ltd.	34,238	307,207
Tata Elxsi Ltd.	2,653	275,813
Tata Motors Ltd.(b)	76,613	399,382
Tata Motors Ltd., ADR(b)(c)	6,008	155,427

Security	Shares	Value

India (continued)
Tata Power Co. Ltd.	80,464	$206,940
Tata Steel Ltd.	35,855	395,334
Tech Mahindra Ltd.	35,194	447,705
Titan Co. Ltd.	21,541	530,954
Torrent Pharmaceuticals Ltd.	2,660	96,527
Trent Ltd.	10,835	147,884
UltraTech Cement Ltd.	5,995	427,385
United Spirits Ltd.(b)	18,510	178,570
UPL Ltd.	26,481	212,633
Vedanta Ltd.	46,448	131,549
Wipro Ltd.	81,769	432,794
Wipro Ltd., ADR	13,184	70,007
Yes Bank Ltd.(b)	558,202	89,649
Zomato Ltd.(b)	104,805	71,907

		49,733,081

Indonesia — 0.6%
Adaro Energy Indonesia Tbk PT	1,157,300	222,877
Aneka Tambang Tbk	614,000	74,135
Astra International Tbk PT	1,338,000	596,302
Bank Central Asia Tbk PT	3,192,200	1,554,409
Bank Jago Tbk PT(b)	185,400	114,114
Bank Mandiri Persero Tbk PT	1,163,700	621,434
Bank Negara Indonesia Persero Tbk PT	405,600	214,254
Bank Rakyat Indonesia Persero Tbk PT	4,079,628	1,139,299
Barito Pacific Tbk PT	1,669,600	84,712
Charoen Pokphand Indonesia Tbk PT	335,800	135,309
Gudang Garam Tbk PT	22,300	46,688
Indah Kiat Pulp & Paper Tbk PT	126,800	64,812
Indofood CBP Sukses Makmur Tbk PT	165,500	106,185
Indofood Sukses Makmur Tbk PT	261,000	123,627
Kalbe Farma Tbk PT	858,400	95,752
Merdeka Copper Gold Tbk PT(b)	1,022,478	273,846
Sarana Menara Nusantara Tbk PT	1,534,700	113,382
Semen Indonesia Persero Tbk PT	106,000	50,784
Sumber Alfaria Trijaya Tbk PT	1,597,100	218,970
Telkom Indonesia Persero Tbk PT	2,835,000	762,657
Tower Bersama Infrastructure Tbk PT	697,000	137,814
Unilever Indonesia Tbk PT	374,500	120,079
United Tractors Tbk PT	79,900	152,594
Vale Indonesia Tbk PT	377,500	143,657

		7,167,692

Ireland — 0.6%
AerCap Holdings NV(b)	7,028	287,726
CRH PLC	48,628	1,678,094
Experian PLC	55,153	1,619,336
Flutter Entertainment PLC(b)	10,244	1,038,514
James Hardie Industries PLC	32,522	711,999
Kerry Group PLC, Class A	9,064	866,808
Kingspan Group PLC	9,649	580,205
Smurfit Kappa Group PLC	13,618	459,227

		7,241,909

Isle of Man — 0.0%
Entain PLC(b)	33,776	513,992

Israel — 0.5%
Azrieli Group Ltd.	2,198	154,743
Bank Hapoalim BM	64,127	538,489
Bank Leumi Le-Israel BM	93,986	840,801
Check Point Software Technologies Ltd.(b)	5,718	696,338
CyberArk Software Ltd.(b)(c)	2,248	287,654

26	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Israel (continued)
Elbit Systems Ltd.	1,528	$350,946
ICL Group Ltd.	35,880	327,761
Isracard Ltd.	1	2
Israel Discount Bank Ltd., Class A	102,446	536,450
Kornit Digital Ltd.(b)(c)	2,340	74,178
Mizrahi Tefahot Bank Ltd.	7,034	234,166
Nice Ltd.(b)	3,741	721,897
Teva Pharmaceutical Industries Ltd., ADR(b)	63,845	480,114
Tower Semiconductor Ltd.(b)	7,458	347,871
Wix.com Ltd.(b)	2,966	194,421
ZIM Integrated Shipping Services Ltd.(c)	5,331	251,783

		6,037,614

Italy — 1.2%
Amplifon SpA	11,085	340,803
Assicurazioni Generali SpA	67,994	1,086,052
Atlantia SpA	30,586	717,990
Davide Campari-Milano NV	28,673	302,491
DiaSorin SpA	2,093	275,251
Enel SpA	485,598	2,663,126
Eni SpA	150,304	1,782,705
Ferrari NV	7,828	1,440,647
FinecoBank Banca Fineco SpA	31,371	376,344
Infrastrutture Wireless Italiane SpA(d)	18,443	187,497
Intesa Sanpaolo SpA	991,387	1,855,350
Mediobanca Banca di Credito Finanziario SpA	29,998	260,162
Moncler SpA	15,346	661,198
Nexi SpA(b)(d)	23,897	198,451
Poste Italiane SpA(d)	42,433	397,023
Prysmian SpA	15,715	431,737
Recordati Industria Chimica e Farmaceutica SpA	5,232	228,164
Snam SpA	106,021	556,225
Telecom Italia SpA(b)	791,287	207,481
Terna - Rete Elettrica Nazionale	76,635	602,522
UniCredit SpA	130,837	1,250,323

		15,821,542

Japan — 14.0%
Advantest Corp.	12,700	682,964
Aeon Co. Ltd.	36,500	634,009
AGC, Inc.(c)	10,500	368,945
Aisin Corp.	7,800	241,417
Ajinomoto Co., Inc.	26,100	636,464
ANA Holdings, Inc.(b)	9,300	171,787
Asahi Group Holdings Ltd.	30,700	1,009,581
Asahi Intecc Co. Ltd.	10,700	162,008
Asahi Kasei Corp.	92,900	706,725
Astellas Pharma, Inc.	104,500	1,630,377
Azbil Corp.	6,700	176,642
Bandai Namco Holdings, Inc.	11,200	790,641
Bridgestone Corp.(c)	33,300	1,214,097
Brother Industries Ltd.	16,500	290,307
Canon, Inc.(c)	59,700	1,352,884
Capcom Co. Ltd.	8,000	194,607
Central Japan Railway Co.	8,300	953,942
Chiba Bank Ltd.	26,100	142,863
Chubu Electric Power Co., Inc.(c)	31,400	316,179
Chugai Pharmaceutical Co. Ltd.(c)	38,800	992,523
Concordia Financial Group Ltd.	61,900	214,926
CyberAgent, Inc.	21,600	216,400
Dai Nippon Printing Co. Ltd.	17,600	378,585

Security	Shares	Value

Japan (continued)
Daifuku Co. Ltd.	5,100	$291,874
Dai-ichi Life Holdings, Inc.	58,900	1,089,378
Daiichi Sankyo Co. Ltd.	104,800	2,665,324
Daikin Industries Ltd.	14,900	2,392,329
Daito Trust Construction Co. Ltd.	3,400	294,121
Daiwa House Industry Co. Ltd.	38,500	900,400
Daiwa House REIT Investment Corp.	130	295,477
Daiwa Securities Group, Inc.	65,000	291,046
Denso Corp.	26,100	1,377,622
Dentsu Group, Inc.(c)	13,400	403,980
Disco Corp.	1,600	380,739
East Japan Railway Co.	17,700	905,340
Eisai Co. Ltd.	13,300	562,325
ENEOS Holdings, Inc.	185,100	696,493
FANUC Corp.	11,900	1,865,197
Fast Retailing Co. Ltd.	3,500	1,838,469
Fuji Electric Co. Ltd.	9,100	376,229
FUJIFILM Holdings Corp.	20,900	1,122,987
Fujitsu Ltd.	11,800	1,476,509
GLP J-REIT	231	283,081
GMO Payment Gateway, Inc.	1,800	128,216
Hakuhodo DY Holdings, Inc.	14,000	128,603
Hamamatsu Photonics KK	8,600	335,035
Hankyu Hanshin Holdings, Inc.(c)	11,600	316,834
Hikari Tsushin, Inc.	1,000	102,802
Hirose Electric Co. Ltd.	1,611	213,910
Hitachi Construction Machinery Co. Ltd.	4,600	102,179
Hitachi Ltd.	57,900	2,754,304
Hitachi Metals Ltd.(b)	12,900	195,282
Honda Motor Co. Ltd.	95,700	2,307,430
Hoshizaki Corp.	5,800	172,874
Hoya Corp.	22,500	1,925,615
Hulic Co. Ltd.	24,000	186,150
Ibiden Co. Ltd.	4,700	133,154
Idemitsu Kosan Co. Ltd.(c)	9,749	232,891
Iida Group Holdings Co. Ltd.	6,800	104,396
Inpex Corp.(c)	61,600	660,369
Isuzu Motors Ltd.	35,400	391,573
Ito En Ltd.	3,700	166,399
ITOCHU Corp.	69,500	1,874,968
Itochu Techno-Solutions Corp.	3,900	95,890
Japan Airlines Co. Ltd.(b)	17,700	304,114
Japan Exchange Group, Inc.	30,800	446,434
Japan Metropolitan Fund Invest	612	476,855
Japan Post Bank Co. Ltd.	41,500	323,097
Japan Post Holdings Co. Ltd.	139,600	998,827
Japan Post Insurance Co. Ltd.	10,400	166,449
Japan Real Estate Investment Corp.	59	271,673
Japan Tobacco, Inc.(c)	71,000	1,230,343
JFE Holdings, Inc.(c)	28,700	301,930
JSR Corp.	12,300	319,630
Kajima Corp.(c)	21,700	248,825
Kakaku.com, Inc.(c)	7,400	122,907
Kansai Electric Power Co., Inc.	45,300	448,405
Kao Corp.(c)	28,900	1,171,880
KDDI Corp.	95,100	2,998,918
Keio Corp.(c)	5,500	197,305
Keisei Electric Railway Co. Ltd.	13,000	358,956
Keyence Corp.	11,680	4,005,518
Kikkoman Corp.	8,100	431,057

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) June 30, 2022	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Kintetsu Group Holdings Co. Ltd.(c)	9,300	$289,339
Kirin Holdings Co. Ltd.(c)	49,800	786,692
Kobayashi Pharmaceutical Co. Ltd.	2,600	161,021
Kobe Bussan Co. Ltd.(c)	9,400	231,062
Koei Tecmo Holdings Co. Ltd.	2,860	92,737
Koito Manufacturing Co. Ltd.	5,100	161,985
Komatsu Ltd.	55,000	1,224,694
Konami Holdings Corp.	5,300	293,628
Kose Corp.	1,700	154,931
Kubota Corp.(c)	65,900	987,584
Kurita Water Industries Ltd.	7,300	264,248
Kyocera Corp.	18,600	994,288
Kyowa Kirin Co. Ltd.	22,200	501,208
Lasertec Corp.(c)	5,100	607,429
Lixil Corp.	13,600	255,620
M3, Inc.	29,600	852,035
Makita Corp.	13,100	324,704
Marubeni Corp.	84,700	759,893
Mazda Motor Corp.	30,300	247,323
McDonald’s Holdings Co. Japan Ltd.	5,200	189,414
MEIJI Holdings Co. Ltd.	6,500	319,396
MINEBEA MITSUMI, Inc.	19,200	327,231
MISUMI Group, Inc.	15,700	331,576
Mitsubishi Chemical Holdings Corp.	59,500	323,303
Mitsubishi Corp.	74,300	2,212,741
Mitsubishi Electric Corp.	118,900	1,278,074
Mitsubishi Estate Co. Ltd.	68,000	985,547
Mitsubishi HC Capital, Inc.	37,900	174,923
Mitsubishi Heavy Industries Ltd.	18,700	653,597
Mitsubishi UFJ Financial Group, Inc.	709,300	3,794,789
Mitsui & Co. Ltd.	82,000	1,801,911
Mitsui Chemicals, Inc.	17,500	373,265
Mitsui Fudosan Co. Ltd.	62,900	1,351,397
Mitsui OSK Lines Ltd.	20,100	462,391
Mizuho Financial Group, Inc.	139,540	1,588,651
MonotaRO Co. Ltd.	18,200	271,429
MS&AD Insurance Group Holdings, Inc.	30,400	932,167
Murata Manufacturing Co. Ltd.	34,800	1,894,071
NEC Corp.	14,000	546,237
Nexon Co. Ltd.	32,300	663,273
NGK Insulators Ltd.	15,500	208,824
Nidec Corp.	29,500	1,828,022
Nihon M&A Center Holdings, Inc.	18,700	199,345
Nintendo Co. Ltd.(c)	6,600	2,838,372
Nippon Building Fund, Inc.	88	439,183
Nippon Express Holdings, Inc.(c)	3,800	206,998
Nippon Paint Holdings Co. Ltd.	39,700	297,043
Nippon Sanso Holdings Corp.	9,300	148,904
Nippon Shinyaku Co. Ltd.	1,900	115,977
Nippon Steel Corp.	39,747	556,263
Nippon Telegraph & Telephone Corp.	67,700	1,945,234
Nippon Yusen KK	8,800	603,371
Nissan Chemical Corp.	9,600	443,111
Nissan Motor Co. Ltd.	126,900	497,018
Nisshin Seifun Group, Inc.	9,000	105,327
Nissin Foods Holdings Co. Ltd.	3,500	241,749
Nitori Holdings Co. Ltd.	4,000	380,651
Nitto Denko Corp.	7,700	498,025
Nomura Holdings, Inc.(c)	162,300	589,653
Nomura Real Estate Holdings, Inc.(c)	13,700	335,176
Nomura Real Estate Master Fund, Inc.	289	360,990

Security	Shares	Value

Japan (continued)
Nomura Research Institute Ltd.	19,143	$513,732
NTT Data Corp.	33,500	464,740
Obayashi Corp.	35,600	258,928
Obic Co. Ltd.	4,800	682,589
Odakyu Electric Railway Co. Ltd.	30,400	410,150
Oji Holdings Corp.	39,000	168,961
Olympus Corp.	75,800	1,536,101
Omron Corp.	13,300	676,926
Ono Pharmaceutical Co. Ltd.	27,200	698,748
Open House Group Co. Ltd.	4,700	187,087
Oracle Corp. Japan	2,000	116,470
Oriental Land Co. Ltd.	11,900	1,661,857
ORIX Corp.	76,200	1,277,099
Osaka Gas Co. Ltd.	18,700	358,390
Otsuka Corp.	5,800	172,613
Otsuka Holdings Co. Ltd.	26,500	945,963
Pan Pacific International Holdings Corp.	19,100	304,516
Panasonic Holdings Corp.	136,100	1,098,897
Persol Holdings Co. Ltd.	8,300	151,542
Rakuten Group, Inc.	53,400	241,454
Recruit Holdings Co. Ltd.	86,900	2,559,243
Renesas Electronics Corp.(b)	70,000	633,455
Resona Holdings, Inc.	126,600	473,549
Ricoh Co. Ltd.	39,800	310,724
Rohm Co. Ltd.	7,200	504,718
SBI Holdings, Inc.	12,550	245,222
SCSK Corp.	12,100	205,489
Secom Co. Ltd.	12,300	759,460
Seiko Epson Corp.	14,900	210,790
Sekisui Chemical Co. Ltd.	21,100	289,281
Sekisui House Ltd.	39,700	696,947
Seven & i Holdings Co. Ltd.	44,800	1,738,257
SG Holdings Co. Ltd.(c)	17,100	289,160
Sharp Corp.(c)	12,500	96,688
Shimadzu Corp.	15,000	475,433
Shimano, Inc.(c)	4,900	825,438
Shimizu Corp.	31,400	173,465
Shin-Etsu Chemical Co. Ltd.	22,300	2,506,763
Shionogi & Co. Ltd.	14,500	740,057
Shiseido Co. Ltd.	25,500	1,027,833
Shizuoka Bank Ltd.	35,100	211,332
SMC Corp.	3,500	1,557,988
SoftBank Corp.	164,700	1,828,587
SoftBank Group Corp.	72,400	2,806,114
Sompo Holdings, Inc.	18,200	803,856
Sony Group Corp.	75,100	6,124,912
Square Enix Holdings Co. Ltd.	4,200	186,424
Subaru Corp.	37,400	661,548
SUMCO Corp.	22,300	290,009
Sumitomo Chemical Co. Ltd.	79,700	311,921
Sumitomo Corp.	71,500	971,931
Sumitomo Electric Industries Ltd.	43,400	479,592
Sumitomo Metal Mining Co. Ltd.	13,400	415,458
Sumitomo Mitsui Financial Group, Inc.	75,800	2,253,162
Sumitomo Mitsui Trust Holdings, Inc.	19,900	615,029
Sumitomo Realty & Development Co. Ltd.	23,300	615,090
Suntory Beverage & Food Ltd.	6,300	237,907
Suzuki Motor Corp.	20,100	631,902
Sysmex Corp.	8,900	537,032
T&D Holdings, Inc.	34,100	408,196
Taisei Corp.	8,800	274,384

28	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Takeda Pharmaceutical Co. Ltd.	89,576	$2,516,040
TDK Corp.	19,700	609,090
Terumo Corp.	37,800	1,143,490
TIS, Inc.	9,000	236,796
Tobu Railway Co. Ltd.	12,100	276,203
Toho Co. Ltd.	10,900	394,854
Tokio Marine Holdings, Inc.	36,900	2,151,711
Tokyo Electric Power Co. Holdings, Inc.(b)	85,500	357,664
Tokyo Electron Ltd.	9,000	2,937,539
Tokyo Gas Co. Ltd.	26,800	555,405
Tokyu Corp.(c)	26,400	311,612
Toppan, Inc.	18,900	315,326
Toray Industries, Inc.	70,500	396,833
Toshiba Corp.	22,000	893,866
Tosoh Corp.	27,800	345,796
TOTO Ltd.	8,000	264,891
Toyota Industries Corp.	11,000	682,080
Toyota Motor Corp.(c)	629,230	9,708,581
Toyota Tsusho Corp.(c)	15,200	495,563
Trend Micro, Inc.	8,300	406,048
Unicharm Corp.	23,000	771,816
USS Co. Ltd.	12,100	209,718
Welcia Holdings Co. Ltd.	5,000	100,522
West Japan Railway Co.	11,800	434,103
Yakult Honsha Co. Ltd.	7,800	449,900
Yamaha Corp.	12,100	498,822
Yamaha Motor Co. Ltd.(c)	16,500	302,986
Yamato Holdings Co. Ltd.	13,900	222,444
Yaskawa Electric Corp.	13,300	429,566
Yokogawa Electric Corp.(c)	9,900	163,778
Z Holdings Corp.	157,200	457,149
ZOZO, Inc.	5,200	94,082

		180,890,213

Jordan — 0.0%
Hikma Pharmaceuticals PLC	8,767	172,978

Kuwait — 0.2%
Agility Public Warehousing Co. KSC	126,865	337,157
Boubyan Bank KSCP	68,241	171,937
Kuwait Finance House KSCP	284,726	809,504
Mabanee Co. KPSC	59,515	146,237
Mobile Telecommunications Co. KSCP	139,288	269,921
National Bank of Kuwait SAKP	426,023	1,449,420

		3,184,176

Luxembourg — 0.2%
ArcelorMittal SA	37,109	832,184
Aroundtown SA(c)	49,079	156,974
Eurofins Scientific SE	9,306	734,970
Reinet Investments SCA	5,889	103,455
Tenaris SA	28,432	365,184

		2,192,767

Macau — 0.0%
Sands China Ltd.(b)	130,800	314,665

Malaysia — 0.5%
AMMB Holdings Bhd	68,900	58,345
Axiata Group Bhd(c)	165,600	106,330
CIMB Group Holdings Bhd	381,600	429,423
Dialog Group Bhd	142,134	68,729
DiGi.Com Bhd(c)	144,300	114,691

Security	Shares	Value

Malaysia (continued)
Genting Bhd	119,100	$122,814
Genting Malaysia Bhd	106,100	68,476
HAP Seng Consolidated Bhd	64,000	103,533
Hartalega Holdings Bhd(c)	88,200	61,235
Hong Leong Bank Bhd(c)	70,940	329,620
Hong Leong Financial Group Bhd	7,000	29,388
IHH Healthcare Bhd	133,900	195,954
Inari Amertron Bhd	200,000	120,211
IOI Corp. Bhd	102,200	89,041
Kuala Lumpur Kepong Bhd(c)	46,100	229,480
Malayan Banking Bhd	273,700	533,428
Malaysia Airports Holdings Bhd(b)	101,100	151,356
Maxis Bhd	144,000	107,851
MISC Bhd	83,600	134,699
Nestle Malaysia Bhd	4,200	126,357
Petronas Chemicals Group Bhd	122,200	249,532
Petronas Dagangan Bhd	22,000	105,501
Petronas Gas Bhd	34,000	126,775
PPB Group Bhd	73,920	265,995
Press Metal Aluminium Holdings Bhd(c)	319,900	346,086
Public Bank Bhd	793,400	787,025
QL Resources Bhd	80,400	94,856
RHB Bank Bhd	82,424	107,166
Sime Darby Bhd	159,000	76,930
Sime Darby Plantation Bhd	79,200	77,829
Telekom Malaysia Bhd	55,900	66,626
Tenaga Nasional Bhd	155,300	281,161
Top Glove Corp. Bhd	348,400	82,339

		5,848,782

Mexico — 0.6%
Alfa SAB de CV, Class A	179,985	127,810
America Movil SAB de CV, Series L	1,667,837	1,704,371
Arca Continental SAB de CV	33,779	222,567
Cemex SAB de CV(b)	868,117	338,017
Coca-Cola Femsa SAB de CV	24,300	134,541
Fibra Uno Administracion SA de CV	143,017	142,452
Fomento Economico Mexicano SAB de CV	127,057	857,767
Gruma SAB de CV, Class B	9,959	110,215
Grupo Aeroportuario del Pacifico SAB de CV, Class B	27,839	387,748
Grupo Aeroportuario del Sureste SAB de CV, Class B	10,700	210,297
Grupo Bimbo SAB de CV, Series A	112,360	365,249
Grupo Carso SAB de CV, Series A1	11,376	42,399
Grupo Financiero Banorte SAB de CV, Class O	164,806	919,281
Grupo Financiero Inbursa SAB de CV, Class O(b)	99,700	158,751
Grupo Mexico SAB de CV, Series B	171,830	711,519
Grupo Televisa SAB, Series CPO	103,604	170,067
Industrias Penoles SAB de CV	7,755	71,806
Kimberly-Clark de Mexico SAB de CV, Class A	78,500	106,296
Operadora De Sites Mexicanos SAB de CV, Class A-1	105,313	122,074
Orbia Advance Corp. SAB de CV	116,935	273,650
Promotora y Operadora de Infraestructura SAB de CV	14,276	104,577
Wal-Mart de Mexico SAB de CV	314,589	1,084,585

		8,366,039

Netherlands — 2.8%
ABN AMRO Bank NV(c)(d)	27,646	310,646
Adyen NV(b)(d)	1,316	1,899,162

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) June 30, 2022	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
Aegon NV	100,140	$431,266
Akzo Nobel NV	10,740	702,373
Argenx SE(b)	2,700	1,017,774
ASM International NV	2,595	645,655
ASML Holding NV	24,242	11,452,840
Euronext NV(d)	4,560	373,978
EXOR NV	5,867	366,629
Heineken Holding NV	6,041	438,846
Heineken NV	14,909	1,357,041
IMCD NV	4,224	577,566
ING Groep NV	232,620	2,291,679
JDE Peet’s NV(c)	6,653	189,426
Just Eat Takeaway.com NV(b)(d)	8,799	138,262
Koninklijke Ahold Delhaize NV	60,059	1,563,276
Koninklijke DSM NV	10,749	1,539,800
Koninklijke KPN NV	197,069	701,197
Koninklijke Philips NV	52,125	1,118,004
NN Group NV	17,955	813,233
OCI NV	8,374	275,468
Prosus NV	49,852	3,228,096
QIAGEN NV(b)	17,169	807,254
Randstad NV	6,023	291,094
Stellantis NV	131,187	1,628,653
Universal Music Group NV	45,718	916,007
Wolters Kluwer NV	15,026	1,456,289

		36,531,514

New Zealand — 0.2%
Auckland International Airport Ltd.(b)	93,151	417,279
Fisher & Paykel Healthcare Corp. Ltd.	34,414	428,719
Mercury NZ Ltd.	77,995	274,629
Meridian Energy Ltd.	71,629	209,024
Spark New Zealand Ltd.	148,044	443,058
Xero Ltd.(b)	8,049	429,339

		2,202,048

Norway — 0.5%
Adevinta ASA(b)	11,701	86,142
Aker BP ASA	18,857	653,072
DNB Bank ASA	56,128	1,016,116
Equinor ASA	59,081	2,058,700
Gjensidige Forsikring ASA	10,495	213,642
Kongsberg Gruppen ASA	6,071	218,345
Mowi ASA	20,651	472,240
Norsk Hydro ASA	89,824	507,619
Orkla ASA	49,277	394,743
Salmar ASA	4,089	289,486
Telenor ASA	38,597	515,780
Yara International ASA	9,865	413,353

		6,839,238

Peru — 0.1%
Cia de Minas Buenaventura SAA, ADR	9,607	63,406
Credicorp Ltd.	4,742	568,613
Southern Copper Corp.(c)	5,366	267,281

		899,300

Philippines — 0.2%
Aboitiz Equity Ventures, Inc.	70,570	61,004
AC Energy Corp.	647,140	94,696
Ayala Corp.	13,480	147,255
Ayala Land, Inc.	546,400	253,976
Bank of the Philippine Islands	94,032	145,031

Security	Shares	Value

Philippines (continued)
BDO Unibank, Inc.	93,622	$188,356
Converge Information and Communications Technology Solutions, Inc.(b)	420,900	162,233
Globe Telecom, Inc.	905	37,350
GT Capital Holdings, Inc.	3,701	32,955
International Container Terminal Services, Inc.	71,720	240,134
JG Summit Holdings, Inc.	164,265	145,462
Jollibee Foods Corp.	45,180	167,398
Manila Electric Co.	11,960	78,331
Metro Pacific Investments Corp.	584,000	37,508
Metropolitan Bank & Trust Co.	96,987	84,370
Monde Nissin Corp.(b)(d)	387,800	91,776
PLDT, Inc.	6,295	192,249
SM Investments Corp.	9,052	128,809
SM Prime Holdings, Inc.	514,750	342,551
Universal Robina Corp.	34,300	69,262

		2,700,706

Poland — 0.2%
Allegro.eu SA(b)(d)	20,056	107,818
Bank Polska Kasa Opieki SA	8,196	150,037
CD Projekt SA	3,685	79,172
Cyfrowy Polsat SA	8,953	42,411
Dino Polska SA(b)(d)	3,219	229,601
KGHM Polska Miedz SA	7,250	193,704
LPP SA	55	111,118
mBank SA(b)	1,117	56,374
Orange Polska SA	32,359	45,289
PGE Polska Grupa Energetyczna SA(b)	38,915	92,914
Polski Koncern Naftowy ORLEN SA	18,696	287,087
Polskie Gornictwo Naftowe i Gazownictwo SA	93,796	119,649
Powszechna Kasa Oszczednosci Bank Polski SA(b)	77,709	487,420
Powszechny Zaklad Ubezpieczen SA	32,696	219,204
Santander Bank Polska SA	1,611	83,963

		2,305,761

Portugal — 0.1%
EDP - Energias de Portugal SA	160,347	747,270
Galp Energia SGPS SA	28,251	330,565
Jeronimo Martins SGPS SA	17,151	371,805

		1,449,640

Qatar — 0.3%
Barwa Real Estate Co.	109,970	100,421
Commercial Bank PSQC	100,850	188,839
Industries Qatar QSC	97,136	423,874
Masraf Al Rayan QSC	281,211	317,532
Mesaieed Petrochemical Holding Co.	245,102	166,828
Ooredoo QPSC	63,062	132,614
Qatar Electricity & Water Co. QSC	34,989	167,417
Qatar Fuel QSC	23,217	113,183
Qatar Gas Transport Co. Ltd.	132,108	135,146
Qatar International Islamic Bank QSC	39,371	114,719
Qatar Islamic Bank SAQ	112,710	684,901
Qatar National Bank QPSC	279,759	1,527,471

		4,072,945

Romania — 0.0%
NEPI Rockcastle SA	22,422	119,577

Russia(e) — 0.0%
Alrosa PJSC	189,683	34
Gazprom PJSC	621,256	113

30	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Russia (continued)
Inter RAO UES PJSC	2,890,341	$526
LUKOIL PJSC	21,213	4
Magnit PJSC, GDR, Registered Shares(f)	14,877	1
MMC Norilsk Nickel PJSC	3,587	1
Mobile TeleSystems PJSC, ADR	25,223	252
Moscow Exchange MICEX-Rates PJSC(b)	63,850	12
Novatek PJSC, GDR, Registered Shares(f)	4,413	44
Novolipetsk Steel PJSC	58,207	11
Ozon Holdings PLC, ADR(b)	2,417	—
PhosAgro PJSC	49	—
PhosAgro PJSC, GDR, Registered Shares(f)	7,603	76
Polymetal International PLC	13,797	2
Polyus PJSC	2,382	—
Rosneft Oil Co. PJSC	71,604	13
Sberbank of Russia PJSC(b)	588,148	107
Severstal PAO	10,830	2
Surgutneftegas PJSC	413,786	75
Tatneft PJSC	79,440	14
TCS Group Holding PLC, GDR, Registered Shares(b)(f)	6,905	1
United Co. RUSAL International PJSC(b)	172,792	31
VK Co. Ltd., GDR, Registered Shares(b)	5,177	1
VTB Bank PJSC	186,510,000	34
X5 Retail Group NV, GDR, Registered Shares	9,876	2
Yandex NV, Class A(b)	16,115	3

		1,359

Saudi Arabia — 1.3%
ACWA Power Co.(b)	6,909	275,636
Advanced Petrochemical Co	7,524	103,174
Al Rajhi Bank	117,806	2,595,433
Alinma Bank	51,081	456,489
Almarai Co. JSC	14,060	196,750
Arab National Bank	31,320	246,871
Bank AlBilad(b)	28,293	330,905
Bank Al-Jazira	25,089	149,707
Banque Saudi Fransi	38,664	489,790
Bupa Arabia for Cooperative Insurance Co.	3,161	134,185
Dar Al Arkan Real Estate Development Co.(b)	26,789	76,990
Dr. Sulaiman Al Habib Medical Services Group Co.	4,517	234,058
Emaar Economic City(b)	43,654	115,087
Etihad Etisalat Co.	14,520	135,566
Jarir Marketing Co.	4,478	194,388
Mobile Telecommunications Co. Saudi Arabia(b)	32,501	97,631
Mouwasat Medical Services Co.	2,638	149,819
National Industrialization Co.(b)	29,825	128,484
PETRO RABIGH	19,247	87,512
Rabigh Refining & Petrochemical Co.(b)	21,209	96,381
Riyad Bank	75,342	646,485
SABIC Agri-Nutrients Co.	15,566	572,701
Sahara International Petrochemical Co.	27,239	365,313
Saudi Arabian Mining Co.(b)	48,114	642,158
Saudi Arabian Oil Co.(d)	137,330	1,419,319
Saudi Basic Industries Corp.	53,025	1,437,903
Saudi British Bank	49,635	539,120
Saudi Electricity Co.	40,008	258,801
Saudi Industrial Investment Group	31,619	240,651
Saudi Investment Bank	42,308	220,499
Saudi Kayan Petrochemical Co.(b)	43,107	181,622
Saudi National Bank	133,329	2,346,913
Saudi Research & Media Group(b)	2,197	110,443

Security	Shares	Value

Saudi Arabia (continued)
Saudi Tadawul Group Holding Co.	3,018	$152,021
Saudi Telecom Co.	36,907	957,046
Savola Group	12,960	116,251
Yanbu National Petrochemical Co.	12,736	171,538

		16,673,640

Singapore — 0.9%
Ascendas Real Estate Investment Trust	180,451	370,348
BOC Aviation Ltd.(d)	12,300	103,992
CapitaLand Integrated Commercial Trust	238,123	372,239
Capitaland Investment Ltd.	169,500	466,518
City Developments Ltd.	21,400	125,693
DBS Group Holdings Ltd.	106,084	2,269,921
Genting Singapore Ltd.	560,700	290,804
Grab Holdings Ltd., Class A(b)	47,078	119,107
JOYY, Inc., ADR(c)	2,689	80,294
Keppel Corp. Ltd.	82,700	386,343
Mapletree Commercial Trust	114,900	151,434
Mapletree Logistics Trust	200,049	242,090
Oversea-Chinese Banking Corp. Ltd.(c)	192,849	1,581,949
Sea Ltd., ADR(b)(c)	20,337	1,359,732
Singapore Airlines Ltd.(b)(c)	71,999	264,558
Singapore Exchange Ltd.	42,100	286,824
Singapore Technologies Engineering Ltd.	153,500	451,875
Singapore Telecommunications Ltd.	511,800	931,509
United Overseas Bank Ltd.	69,300	1,309,224
UOL Group Ltd.	22,000	116,613
Venture Corp. Ltd.(c)	23,000	275,505

		11,556,572

South Africa — 1.3%
Absa Group Ltd.	43,251	412,974
African Rainbow Minerals Ltd.	7,134	93,731
Anglo American Platinum Ltd.	2,774	242,978
Anglo American PLC	76,371	2,730,154
AngloGold Ashanti Ltd.(c)	16,656	245,928
Aspen Pharmacare Holdings Ltd.	18,439	158,498
Bid Corp. Ltd.	20,489	386,399
Bidvest Group Ltd.	15,555	200,395
Capitec Bank Holdings Ltd.	4,636	568,189
Clicks Group Ltd.(c)	17,239	289,610
Discovery Ltd.(b)	25,999	205,627
Exxaro Resources Ltd.	14,243	173,047
FirstRand Ltd.(c)	293,980	1,131,361
Foschini Group Ltd.	15,314	114,840
Gold Fields Ltd.	63,617	586,751
Growthpoint Properties Ltd.	267,079	202,746
Harmony Gold Mining Co. Ltd.	48,026	150,163
Impala Platinum Holdings Ltd.	48,864	542,119
Kumba Iron Ore Ltd.	2,943	95,410
Mr Price Group Ltd.(c)	10,819	118,637
MTN Group Ltd.	104,083	846,987
MultiChoice Group	18,030	128,348
Naspers Ltd., N Shares	13,458	1,966,031
Nedbank Group Ltd.	34,652	443,532
Northam Platinum Holdings Ltd.(b)	18,042	189,960
Old Mutual Ltd.	214,560	145,422
Pepkor Holdings Ltd.(d)	96,071	112,908
Remgro Ltd.	36,445	291,022
Sanlam Ltd.	134,038	435,654
Sasol Ltd.(b)	32,572	751,078
Shoprite Holdings Ltd.	40,742	496,401

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) June 30, 2022	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

South Africa (continued)
Sibanye Stillwater Ltd.	196,087	$486,977
Spar Group Ltd.	12,100	102,728
Standard Bank Group Ltd.	75,308	718,496
Vodacom Group Ltd.	34,946	282,993
Woolworths Holdings Ltd.	55,517	185,128

		16,233,222

South Korea — 3.2%
Alteogen, Inc.(b)	1,407	66,364
Amorepacific Corp.	1,902	191,172
Amorepacific Group.	1,240	35,733
BGF retail Co. Ltd.	426	62,169
Celltrion Healthcare Co. Ltd.	4,593	243,792
Celltrion Pharm, Inc.(b)	745	45,359
Celltrion, Inc.	6,701	925,084
Cheil Worldwide, Inc.	4,081	74,948
CJ CheilJedang Corp.	487	142,566
CJ Corp.	848	50,918
CJ ENM Co. Ltd.	390	28,222
CJ Logistics Corp.(b)	414	36,496
Coway Co. Ltd.	1,231	60,906
DB Insurance Co. Ltd.	1,949	92,334
Doosan Bobcat, Inc.	2,907	65,048
Doosan Enerbility Co. Ltd.(b)	18,401	276,349
Ecopro BM Co. Ltd.	2,624	231,236
E-MART, Inc.	661	53,895
F&F Co. Ltd.	980	101,847
Green Cross Corp.	457	59,437
GS Engineering & Construction Corp.	4,354	106,267
GS Holdings Corp.	2,934	94,796
Hana Financial Group, Inc.	17,125	520,493
Hankook Tire & Technology Co. Ltd.	4,552	116,045
Hanmi Pharm Co. Ltd.	242	57,658
Hanon Systems	6,705	52,127
Hanwha Solutions Corp.(b)	7,333	214,717
HD Hyundai Co. Ltd.	2,110	96,946
HLB, Inc.(b)	6,786	185,839
HMM Co. Ltd.	17,458	332,374
Hotel Shilla Co. Ltd.	1,174	64,615
HYBE Co. Ltd.(b)	1,064	119,504
Hyundai Engineering & Construction Co. Ltd.	9,222	294,946
Hyundai Glovis Co. Ltd.	1,004	139,577
Hyundai Heavy Industries Co. Ltd.(b)	1,971	217,537
Hyundai Mobis Co. Ltd.	3,557	548,265
Hyundai Motor Co.	8,426	1,177,513
Hyundai Steel Co.	3,455	85,696
Iljin Materials Co. Ltd.	1,243	67,278
Industrial Bank of Korea	10,461	77,691
Kakao Corp.	17,900	969,913
Kakao Games Corp.(b)	1,768	67,193
KakaoBank Corp.(b)	5,667	132,389
Kangwon Land, Inc.(b)	4,062	79,760
KB Financial Group, Inc.	22,709	848,030
Kia Corp.	15,166	905,190
Korea Aerospace Industries Ltd.	2,844	117,610
Korea Electric Power Corp.(b)	17,450	304,322
Korea Investment Holdings Co. Ltd.	5,086	242,444
Korea Shipbuilding & Offshore Engineering Co. Ltd.(b)	1,655	120,133
Korea Zinc Co. Ltd.	398	149,805
Korean Air Lines Co. Ltd.(b)	8,579	167,316
Krafton, Inc.(b)	1,288	217,590

Security	Shares	Value

South Korea (continued)
KT&G Corp.	6,333	$401,416
Kumho Petrochemical Co. Ltd.	1,183	127,241
L&F Co. Ltd.(b)	1,254	204,423
LG Chem Ltd.	2,592	1,029,755
LG Corp.	5,548	333,708
LG Display Co. Ltd.	10,040	112,649
LG Electronics, Inc.	6,286	428,681
LG Energy Solution Ltd.(b)	1,163	335,453
LG H&H Co. Ltd.	425	223,293
LG Innotek Co. Ltd.	809	214,580
LG Uplus Corp.(b)	19,172	188,674
Lotte Chemical Corp.	865	120,594
Lotte Shopping Co. Ltd.	260	20,897
Meritz Financial Group, Inc.	4,147	82,863
Meritz Fire & Marine Insurance Co. Ltd.	3,828	98,028
Meritz Securities Co. Ltd.	25,240	88,709
Mirae Asset Securities Co. Ltd.	9,107	46,494
NAVER Corp.	7,856	1,465,353
NCSoft Corp.	1,346	363,328
Netmarble Corp.(d)	1,410	74,947
NH Investment & Securities Co. Ltd.	5,312	37,158
Orion Corp.	907	72,937
Pan Ocean Co. Ltd.	24,785	113,879
Pearl Abyss Corp.(b)	1,729	68,191
POSCO Chemical Co. Ltd.	2,049	169,689
POSCO Holdings, Inc.	4,488	800,377
S-1 Corp.	442	21,917
Samsung Biologics Co. Ltd.(b)(d)	1,299	794,165
Samsung C&T Corp.	7,092	675,190
Samsung Electro-Mechanics Co. Ltd.	3,088	312,424
Samsung Electronics Co. Ltd.	284,989	12,570,110
Samsung Engineering Co. Ltd.(b)	6,242	103,747
Samsung Fire & Marine Insurance Co. Ltd.	1,332	206,944
Samsung Heavy Industries Co. Ltd.(b)	32,333	151,234
Samsung Life Insurance Co. Ltd.	7,275	351,566
Samsung SDI Co. Ltd.	3,507	1,446,234
Samsung SDS Co. Ltd.	2,432	244,236
Samsung Securities Co. Ltd.	2,723	70,389
SD Biosensor, Inc.	2,813	84,304
Seegene, Inc.	1,744	48,637
Shinhan Financial Group Co. Ltd.	28,228	809,423
SK Biopharmaceuticals Co. Ltd.(b)	2,896	167,536
SK Bioscience Co. Ltd.(b)	1,588	123,483
SK Chemicals Co. Ltd.	589	41,878
SK Hynix, Inc.	32,480	2,293,545
SK IE Technology Co. Ltd.(b)(d)	2,047	155,573
SK Innovation Co. Ltd.(b)	2,907	431,566
SK Square Co. Ltd.(b)	4,142	125,130
SK Telecom Co. Ltd.	2,001	80,302
SK, Inc.	2,218	369,117
SKC Co. Ltd.	1,153	118,566
S-Oil Corp.	2,657	211,774
Woori Financial Group, Inc.	25,605	239,682
Yuhan Corp.	6,223	269,171

		41,476,614

Spain — 1.6%
Acciona SA(c)	1,290	237,693
ACS Actividades de Construccion y Servicios SA	13,268	323,363
Aena SME SA(b)(d)	5,041	643,236
Amadeus IT Group SA(b)	27,335	1,530,600
Banco Bilbao Vizcaya Argentaria SA	399,726	1,815,786

32	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
Banco Santander SA	1,041,692	$2,947,376
CaixaBank SA	255,639	895,261
Cellnex Telecom SA(d)	32,559	1,267,137
EDP Renovaveis SA	14,549	343,685
Enagas SA	8,450	186,885
Endesa SA	25,581	483,926
Ferrovial SA	28,629	728,429
Grifols SA	14,947	283,461
Iberdrola SA	345,124	3,593,225
Industria de Diseno Textil SA	59,815	1,359,324
Naturgy Energy Group SA	8,118	234,575
Red Electrica Corp. SA	20,753	392,845
Repsol SA	92,939	1,370,107
Siemens Gamesa Renewable Energy SA(b)	13,551	255,495
Telefonica SA	326,702	1,667,987

		20,560,396

Sweden — 2.0%
Alfa Laval AB	15,879	384,940
Assa Abloy AB, Class B	61,878	1,320,479
Atlas Copco AB, A Shares	138,987	1,300,924
Atlas Copco AB, B Shares	117,605	985,403
Boliden AB	15,247	487,606
Electrolux AB, Class B(c)	12,552	169,538
Embracer Group AB(b)(c)	28,450	218,527
Epiroc AB, Class A	32,873	509,698
Epiroc AB, Class B	32,633	442,223
EQT AB	18,512	380,478
Essity AB, Class B	37,389	977,370
Evolution AB(d)	11,125	1,017,726
Fastighets AB Balder, B Shares(b)	53,508	256,340
Getinge AB, B Shares	11,374	263,608
H & M Hennes & Mauritz AB, B Shares	45,837	550,165
Hexagon AB, B Shares	104,945	1,096,576
Holmen AB, B Shares	4,143	168,759
Husqvarna AB, B Shares	41,032	302,440
Industrivarden AB, A Shares	4,631	104,693
Industrivarden AB, C Shares	13,572	303,393
Indutrade AB	17,623	323,347
Investment AB Latour, B Shares	13,660	271,327
Investor AB, A Shares	29,300	527,717
Investor AB, B Shares	106,598	1,757,988
Kinnevik AB, Class B(b)	12,635	204,513
L E Lundbergforetagen AB, B Shares	3,350	136,602
Lifco AB, B Shares	21,737	351,022
Lundin Energy AB	10,404	403,775
Nibe Industrier AB, B Shares	84,925	640,185
Sagax AB, Class B	9,152	169,675
Sandvik AB	62,101	1,012,066
Securitas AB, B Shares	13,331	115,257
Sinch AB(b)(c)(d)	35,479	115,890
Skandinaviska Enskilda Banken AB, Class A	100,554	990,641
Skanska AB, B Shares	21,743	334,527
SKF AB, B Shares	18,679	277,127
Svenska Cellulosa AB SCA, Class B	43,055	646,903
Svenska Handelsbanken AB, A Shares	94,653	812,492
Swedbank AB, A Shares	51,836	657,415
Swedish Match AB	88,179	899,650
Swedish Orphan Biovitrum AB(b)	6,298	136,794
Tele2 AB, B Shares	26,650	303,886
Telefonaktiebolaget LM Ericsson, B Shares	170,005	1,269,770

Security	Shares	Value

Sweden (continued)
Telia Co. AB	158,189	$607,146
Volvo AB, A Shares	162	2,624
Volvo AB, B Shares	101,880	1,585,190
Volvo Car AB, Class B(b)(c)	44,422	295,169

		26,089,584

Switzerland — 6.7%
ABB Ltd., Registered Shares	97,420	2,612,626
Adecco Group AG, Registered Shares	8,085	275,576
Alcon, Inc.	29,349	2,057,997
Bachem Holding AG	1,470	102,459
Baloise Holding AG, Registered Shares	2,595	424,784
Barry Callebaut AG, Registered Shares	215	481,045
Chocoladefabriken Lindt & Spruengli AG	59	600,740
Chocoladefabriken Lindt & Spruengli AG, Registered Shares	7	733,986
Cie Financiere Richemont SA, Class A, Registered Shares	31,155	3,351,128
Clariant AG, Registered Shares	14,711	280,513
Coca-Cola HBC AG, Class DI	15,096	336,364
Credit Suisse Group AG, Registered Shares	158,233	903,170
EMS-Chemie Holding AG, Registered Shares	333	248,518
Geberit AG, Registered Shares	2,033	978,083
Givaudan SA, Registered Shares	539	1,899,819
Holcim AG, Registered Shares	32,505	1,394,124
Julius Baer Group Ltd.	15,522	720,067
Kuehne & Nagel International AG, Registered Shares	3,063	727,776
Logitech International SA, Registered Shares	8,905	464,353
Lonza Group AG, Registered Shares	4,452	2,377,979
Nestle SA, Registered Shares	167,980	19,632,273
Novartis AG, Registered Shares	129,470	10,976,542
Partners Group Holding AG	1,344	1,213,762
Roche Holding AG	43,324	14,584,122
Schindler Holding AG	3,766	688,647
Schindler Holding AG, Registered Shares	1,401	252,318
SGS SA, Registered Shares	394	903,710
Sika AG, Registered Shares	8,689	2,005,744
Sonova Holding AG, Registered Shares	3,126	999,011
STMicroelectronics NV	43,099	1,363,008
Straumann Holding AG, Registered Shares	7,557	910,362
Swatch Group AG	1,397	331,841
Swatch Group AG, Registered Shares	3,546	158,217
Swiss Life Holding AG, Registered Shares	1,844	900,181
Swiss Prime Site AG, Registered Shares	4,610	405,053
Swiss Re AG	18,166	1,410,008
Swisscom AG, Registered Shares	1,435	793,728
Temenos AG, Registered Shares	3,470	296,963
UBS Group AG, Registered Shares	209,288	3,383,503
VAT Group AG(d)	2,106	503,663
Vifor Pharma AG(b)	3,027	524,767
Zurich Insurance Group AG	9,015	3,931,201

		87,139,731

Taiwan — 4.3%
Accton Technology Corp.	27,000	217,188
Acer, Inc.	179,504	131,255
Advantech Co. Ltd.	26,157	304,397
ASE Technology Holding Co. Ltd.	183,343	472,202
Asia Cement Corp.	247,233	364,632
ASMedia Technology, Inc.	2,000	75,319
Asustek Computer, Inc.	38,220	399,723

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) June 30, 2022	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
AUO Corp.	414,000	$226,679
Catcher Technology Co. Ltd.	45,000	251,032
Cathay Financial Holding Co. Ltd.	433,488	742,292
Chailease Holding Co. Ltd.	92,101	646,222
Chang Hwa Commercial Bank Ltd.	284,513	166,186
Cheng Shin Rubber Industry Co. Ltd.	90,436	107,750
China Airlines Ltd.(b)	216,000	171,156
China Development Financial Holding Corp.	910,191	450,742
China Steel Corp.	810,638	776,185
Chunghwa Telecom Co. Ltd.	229,000	940,373
Compal Electronics, Inc.	192,000	147,003
CTBC Financial Holding Co. Ltd.	1,005,601	850,588
Delta Electronics, Inc.	103,000	767,994
E Ink Holdings, Inc.	58,000	370,345
E.Sun Financial Holding Co. Ltd.	633,918	618,810
Eclat Textile Co. Ltd.	12,303	172,327
eMemory Technology, Inc.	3,000	105,241
Eva Airways Corp.(b)	45,000	48,014
Evergreen Marine Corp. Taiwan Ltd.	145,139	412,524
Far Eastern New Century Corp.	207,607	222,233
Far EasTone Telecommunications Co. Ltd.	77,000	216,701
Feng TAY Enterprise Co. Ltd.	21,318	125,789
First Financial Holding Co. Ltd.	648,742	572,555
Formosa Chemicals & Fibre Corp.	218,360	548,837
Formosa Petrochemical Corp.	112,000	353,043
Formosa Plastics Corp.	243,040	887,446
Fubon Financial Holding Co. Ltd.	393,596	791,659
Giant Manufacturing Co. Ltd.	21,000	169,752
Globalwafers Co. Ltd.	12,000	183,356
Hon Hai Precision Industry Co. Ltd.	741,800	2,723,252
Hotai Motor Co. Ltd.	23,000	469,195
Hua Nan Financial Holdings Co. Ltd.	718,213	546,832
Innolux Corp.	624,494	254,113
Inventec Corp.	326,470	276,034
Largan Precision Co. Ltd.	5,000	290,567
Lite-On Technology Corp.	109,816	213,714
MediaTek, Inc.	91,255	2,003,155
Mega Financial Holding Co. Ltd.	598,110	710,724
Micro-Star International Co. Ltd.	37,000	141,346
momo.com, Inc.	2,400	51,633
Nan Ya Plastics Corp.	342,790	956,862
Nan Ya Printed Circuit Board Corp.	12,000	105,557
Nanya Technology Corp.	50,000	83,213
Nien Made Enterprise Co. Ltd.	9,000	88,831
Novatek Microelectronics Corp.	31,000	315,398
Parade Technologies Ltd.	4,000	155,723
Pegatron Corp.	110,000	210,917
Pou Chen Corp.	92,000	91,373
Powerchip Semiconductor Manufacturing Corp.	107,000	144,925
President Chain Store Corp.	40,000	366,436
Quanta Computer, Inc.	138,000	370,206
Realtek Semiconductor Corp.	23,240	284,237
Ruentex Development Co. Ltd.	72,206	178,455
Shanghai Commercial & Savings Bank Ltd.	166,512	297,845
Shin Kong Financial Holding Co. Ltd.	1,316,499	388,026
SinoPac Financial Holdings Co. Ltd.	547,741	309,646
Synnex Technology International Corp.	54,500	97,564
Taishin Financial Holding Co. Ltd.	471,635	258,726
Taiwan Cement Corp.	406,055	540,356

Security	Shares	Value

Taiwan (continued)
Taiwan Cooperative Financial Holding Co. Ltd.	709,676	$641,700
Taiwan High Speed Rail Corp.	140,000	132,100
Taiwan Mobile Co. Ltd.	51,800	188,227
Taiwan Semiconductor Manufacturing Co. Ltd.	1,468,000	23,526,674
Unimicron Technology Corp.	74,000	396,037
Uni-President Enterprises Corp.	266,950	601,894
United Microelectronics Corp.	716,000	957,066
Vanguard International Semiconductor Corp.	63,000	163,887
Voltronic Power Technology Corp.	3,000	145,531
Walsin Lihwa Corp.	173,000	209,716
Wan Hai Lines Ltd.	34,100	136,345
Win Semiconductors Corp.	16,000	103,877
Winbond Electronics Corp.	163,000	119,262
Wiwynn Corp.	6,000	140,594
WPG Holdings Ltd.	102,448	190,098
Yageo Corp.	28,783	298,506
Yang Ming Marine Transport Corp.	110,000	304,238
Yuanta Financial Holding Co. Ltd.	566,550	375,234
Zhen Ding Technology Holding Ltd.	37,710	130,638

		55,694,035

Thailand — 0.6%
Advanced Info Service PCL, NVDR(c)	61,700	339,795
Airports of Thailand PCL, NVDR(b)	220,600	443,441
Asset World Corp. PCL, NVDR	606,100	83,827
B Grimm Power PCL, NVDR	88,000	87,265
Bangkok Commercial Asset Management PCL, NVDR(c)	123,200	60,734
Bangkok Dusit Medical Services PCL, NVDR(c)	563,700	398,987
Bangkok Expressway & Metro PCL(c)	553,100	137,056
Berli Jucker PCL, NVDR	120,700	110,899
BTS Group Holdings PCL, NVDR(c)	513,400	124,249
Bumrungrad Hospital PCL, NVDR	22,400	113,456
Central Pattana PCL, NVDR	102,400	176,971
Central Retail Corp. PCL, NVDR	103,400	102,540
Charoen Pokphand Foods PCL, NVDR	204,000	150,268
CP ALL PCL, NVDR	287,500	488,426
Delta Electronics Thailand PCL, NVDR	25,900	244,951
Electricity Generating PCL, NVDR	23,800	118,923
Energy Absolute PCL, NVDR(c)	98,300	226,873
Global Power Synergy PCL, NVDR	42,200	77,105
Gulf Energy Development PCL, NVDR	134,700	177,445
Home Product Center PCL, NVDR	339,932	122,297
Indorama Ventures PCL, NVDR	97,000	129,264
Intouch Holdings PCL, NVDR	117,700	228,372
JMT Network Services PCL	90,700	188,375
Krung Thai Bank PCL, NVDR	285,275	125,384
Krungthai Card PCL, NVDR	24,000	38,799
Land & Houses PCL, NVDR	601,300	142,082
Minor International PCL, NVDR(b)	146,680	141,519
Muangthai Capital PCL, NVDR	57,700	69,847
Osotspa PCL, NVDR	81,600	79,201
PTT Exploration & Production PCL, NVDR	76,522	344,958
PTT Global Chemical PCL, NVDR	115,068	148,526
PTT Oil & Retail Business PCL, NVDR	127,800	92,314
PTT PCL, NVDR	724,600	697,635
Ratch Group PCL	211,500	228,711
SCB X PCL(c)	41,800	122,959
Siam Cement PCL, NVDR	44,900	475,749
Srisawad Corp. PCL, NVDR(c)	53,800	73,977

34	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand (continued)
Thai Oil PCL, NVDR	51,600	$75,286
Thai Union Group PCL, NVDR	228,000	110,417
True Corp. PCL, NVDR	783,140	102,090

		7,400,973

Turkey — 0.1%
Akbank TAS	148,211	71,214
Aselsan Elektronik Sanayi Ve Ticaret A/S	36,808	50,471
BIM Birlesik Magazalar A/S	17,408	84,322
Eregli Demir ve Celik Fabrikalari TAS, Registered Shares	51,754	84,178
Ford Otomotiv Sanayi A/S	2,700	43,516
KOC Holding A/S	17,992	39,727
Turkcell Iletisim Hizmetleri A/S	65,116	63,525
Turkiye Is Bankasi A/S, Class C	196,322	51,875
Turkiye Petrol Rafinerileri A/S(b)	5,076	80,014
Turkiye Sise ve Cam Fabrikalari A/S	74,161	95,527

		664,369

United Arab Emirates — 0.4%
Abu Dhabi Commercial Bank PJSC	206,519	498,737
Abu Dhabi Islamic Bank PJSC	109,255	223,431
Abu Dhabi National Oil Co. for Distribution PJSC	126,679	145,654
Aldar Properties PJSC	169,538	205,720
Dubai Islamic Bank PJSC	174,226	273,601
Emaar Properties PJSC	261,759	371,579
Emirates NBD Bank PJSC	121,454	437,455
Emirates Telecommunications Group Co. PJSC	206,258	1,465,401
First Abu Dhabi Bank PJSC	266,165	1,361,997

		4,983,575

United Kingdom — 9.2%
3i Group PLC	52,356	709,624
Abrdn PLC	126,751	247,412
Admiral Group PLC	11,740	321,443
Ashtead Group PLC	27,307	1,148,766
Associated British Foods PLC	20,944	404,126
AstraZeneca PLC	92,246	12,169,252
Auto Trader Group PLC(d)	58,215	394,264
AVEVA Group PLC	6,894	189,258
Aviva PLC	169,051	828,056
BAE Systems PLC	186,071	1,883,782
Barclays PLC	995,476	1,861,497
Barratt Developments PLC	64,968	363,409
Berkeley Group Holdings PLC	6,612	300,611
BP PLC, ADR	1,167,131	5,480,258
British American Tobacco PLC	129,873	5,566,910
British Land Co. PLC	47,803	261,500
BT Group PLC	419,494	953,408
Bunzl PLC	19,428	645,218
Burberry Group PLC	21,147	424,240
CK Hutchison Holdings Ltd.	167,508	1,136,373
CNH Industrial NV	54,110	625,801
Coca-Cola Europacific Partners PLC(c)	12,705	655,705
Compass Group PLC	106,556	2,187,742
Croda International PLC	9,019	712,880
DCC PLC	6,340	394,453
Diageo PLC	138,047	5,962,623
Ferguson PLC	13,165	1,474,776

Security	Shares	Value

United Kingdom (continued)
GSK PLC	301,239	$6,492,178
Halma PLC	26,441	649,183
Hargreaves Lansdown PLC	26,614	256,784
HSBC Holdings PLC	1,205,808	7,876,967
Imperial Brands PLC	53,083	1,188,407
Informa PLC(b)	90,797	586,604
InterContinental Hotels Group PLC	10,388	552,101
Intertek Group PLC	9,200	472,878
J Sainsbury PLC	105,979	263,746
JD Sports Fashion PLC	144,085	203,018
Johnson Matthey PLC	9,400	221,658
Kingfisher PLC	94,424	282,185
Land Securities Group PLC	44,431	360,556
Legal & General Group PLC	329,254	962,598
Lloyds Banking Group PLC	4,590,969	2,362,084
London Stock Exchange Group PLC	19,570	1,826,109
M&G PLC	197,011	467,058
Melrose Industries PLC	266,627	489,061
Mondi PLC	36,552	648,804
National Grid PLC	216,100	2,777,087
Natwest Group PLC	326,782	869,816
Next PLC	10,103	721,761
Ocado Group PLC(b)	24,539	233,923
Pearson PLC	45,043	412,480
Persimmon PLC	23,234	528,618
Phoenix Group Holdings PLC	43,508	313,455
Prudential PLC	165,257	2,055,670
Reckitt Benckiser Group PLC	42,327	3,183,510
RELX PLC	113,995	3,095,118
Rentokil Initial PLC	105,610	612,217
Rolls-Royce Holdings PLC(b)	478,219	486,665
Sage Group PLC	59,257	458,873
Schroders PLC	7,593	248,043
Segro PLC	64,700	772,374
Severn Trent PLC	12,635	419,484
Shell PLC	454,478	11,835,870
Smith & Nephew PLC	58,671	820,501
Smiths Group PLC	19,302	330,081
Spirax-Sarco Engineering PLC	3,703	446,614
SSE PLC	60,420	1,192,408
St. James’s Place PLC	31,563	424,691
Standard Chartered PLC	151,190	1,141,392
Taylor Wimpey PLC	211,225	300,877
Tesco PLC	442,683	1,379,667
Unilever PLC	152,064	6,931,045
United Utilities Group PLC	38,207	475,611
Vodafone Group PLC	1,593,292	2,477,397
Whitbread PLC	11,605	351,917
WPP PLC	65,628	662,925

		119,425,456

United States — 0.0%
Bausch Health Cos., Inc.(b)	17,238	144,096

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) June 30, 2022	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Brookfield Renewable Corp., Class A	7,825	$278,726
Legend Biotech Corp., ADR(b)(c)	2,709	148,995

		571,817

Total Common Stocks — 100.4% (Cost: $1,135,717,703)		1,299,743,985

	Par (000)

Corporate Bonds

United Kingdom — 0.0%
Constellation Automotive Financing PLC, 4.88%, 07/15/27(c)	$—	—

Total Corporate Bonds — 0.0% (Cost: $= — )		—

	Shares

Preferred Securities

Preferred Stocks — 1.0%

Brazil — 0.4%
Banco Bradesco SA, Preference Shares	388,027	1,275,271
Braskem SA, Preference Shares, Class A	15,181	108,024
Centrais Eletricas Brasileiras SA, Preference B Shares	9,466	84,469
Cia Energetica de Minas Gerais, Preference Shares	139,744	277,168
Gerdau SA, Preference Shares	50,838	217,109
Itau Unibanco Holding SA, Preference Shares	309,589	1,341,062
Itausa SA, Preference Shares	261,838	417,264
Petroleo Brasileiro SA, Preference Shares	255,111	1,361,482

		5,081,849

Chile — 0.1%
Sociedad Quimica y Minera de Chile SA Class B	8,555	713,189

Colombia — 0.0%
Bancolombia SA, Preference Shares	21,944	167,565

Germany — 0.3%
Bayerische Motoren Werke AG, Preference Shares	3,282	234,090
Henkel AG & Co. KGaA, Preference Shares	11,206	693,434
Porsche Automobil Holding SE, Preference Shares	9,969	663,048
Sartorius AG, Preference Shares	1,430	501,885
Volkswagen AG, Preference Shares	10,868	1,463,264

		3,555,721

Security	Shares	Value

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares(e)	376,618	$68

South Korea — 0.2%
Hyundai Motor Co., Preference Shares	2,624	176,939
LG Chem Ltd., Preference Shares	1,103	204,260
LG H&H Co. Ltd., Preference Shares	199	50,080
Samsung Electronics Co. Ltd., Preference Shares	53,011	2,130,798

		2,562,077

Total Preferred Securities — 1.0% (Cost: $12,139,621)		12,080,469

Total Long-Term Investments — 101.4% (Cost: $1,147,857,324)		1,311,824,454

Short-Term Securities

Money Market Funds — 7.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.64%(h)(i)	89,544,611	89,535,657

BlackRock Cash Funds: Treasury, SL Agency Shares, 1.38%(h)(i)	13,105,587	13,105,587

Total Short-Term Securities — 7.9% (Cost: $102,649,929)		102,641,244

Total Investments — 109.3% (Cost: $1,250,507,253)		1,414,465,698

Liabilities in Excess of Other Assets — (9.3)%		(120,304,089)

Net Assets — 100.0%		$1,294,161,609

(a)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Rounds to less than 1,000.
(h)	Affiliate of the Master Portfolio.
(i)	Annualized 7-day yield as of period end.

36	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	Total International ex U.S. Index Master Portfolio

Affiliates

Investments in issuers considered to be affiliate(s) of the Master Portfolio during the six months ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$39,400,656	$50,137,119	(a)	$—		$4,077	$(6,195)	$89,535,657	89,544,611	$116,313	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	24,644,820	—		(11,539,233	)(a)	—	—	13,105,587	13,105,587	38,834		—

						$4,077	$(6,195)	$102,641,244		$155,147		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSE 60 Index Mini	39	09/15/22	$1,731	$(83,277)
MSCI EAFE Index	152	09/16/22	14,110	(99,108)
MSCI Emerging Markets Index	69	09/16/22	3,459	2,487

				$(179,898)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$2,487	$—	$—	$—	$2,487

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$182,385	$—	$—	$—	$182,385

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Master Portfolio Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in net unrealized appreciation (depreciation).

For the period ended June 30, 2022, the effect of derivative financial instruments in the Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$(977,810)	$—	$—	$—	$(977,810)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(409,439)	$—	$—	$—	$(409,439)

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) June 30, 2022	Total International ex U.S. Index Master Portfolio

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$18,205,755

For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$403,588	$69,658,553	$—	$70,062,141
Austria	—	1,678,875	—	1,678,875
Belgium	—	7,141,797	—	7,141,797
Brazil	13,911,540	—	—	13,911,540
Canada	105,592,201	—	—	105,592,201
Chile	1,224,656	343,224	—	1,567,880
China	14,510,841	120,971,758	130,219	135,612,818
Colombia	439,996	—	—	439,996
Czech Republic	92,909	559,026	—	651,935
Denmark	—	22,481,174	—	22,481,174
Egypt	—	132,980	—	132,980
Finland	—	9,950,369	—	9,950,369
France	—	88,341,355	—	88,341,355
Germany	—	58,812,316	—	58,812,316
Greece	—	976,924	2	976,926
Hong Kong	247,180	28,452,197	—	28,699,377
Hungary	—	612,783	—	612,783
India	2,688,877	47,044,204	—	49,733,081
Indonesia	—	7,167,692	—	7,167,692
Ireland	287,726	6,954,183	—	7,241,909
Isle of Man	—	513,992	—	513,992
Israel	1,984,488	4,053,126	—	6,037,614
Italy	—	15,821,542	—	15,821,542
Japan	—	180,890,213	—	180,890,213
Jordan	—	172,978	—	172,978
Kuwait	171,937	3,012,239	—	3,184,176
Luxembourg	103,455	2,089,312	—	2,192,767
Macau	—	314,665	—	314,665
Malaysia	1,076,827	4,771,955	—	5,848,782
Mexico	8,366,039	—	—	8,366,039
Netherlands	—	36,531,514	—	36,531,514
New Zealand	—	2,202,048	—	2,202,048
Norway	—	6,839,238	—	6,839,238
Peru	899,300	—	—	899,300
Philippines	—	2,700,706	—	2,700,706
Poland	—	2,305,761	—	2,305,761
Portugal	—	1,449,640	—	1,449,640
Qatar	965,501	3,107,444	—	4,072,945
Romania	—	119,577	—	119,577
Russia	—	—	1,359	1,359
Saudi Arabia	—	16,673,640	—	16,673,640
Singapore	1,559,133	9,997,439	—	11,556,572
South Africa	2,540,793	13,692,429	—	16,233,222
South Korea	—	41,476,614	—	41,476,614
Spain	—	20,560,396	—	20,560,396
Sweden	—	26,089,584	—	26,089,584

38	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	Total International ex U.S. Index Master Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Switzerland	$1,258,753	$85,880,978	$—	$87,139,731
Taiwan	—	55,694,035	—	55,694,035
Thailand	122,959	7,278,014	—	7,400,973
Turkey	251,063	413,306	—	664,369
United Arab Emirates	—	4,983,575	—	4,983,575
United Kingdom	655,705	118,769,751	—	119,425,456
United States	571,817	—	—	571,817
Corporate Bonds	—	—	—	—
Preferred Securities
Preferred Stocks
South Korea	—	2,562,077	—	2,562,077
Brazil	5,081,849	—	—	5,081,849
Chile	713,189	—	—	713,189
Colombia	167,565	—	—	167,565
Russia	—	—	68	68
Germany	—	3,555,721	—	3,555,721
Short-Term Securities
Money Market Funds	102,641,244	—	—	102,641,244

	$268,531,131	$1,145,802,919	$131,648	$1,414,465,698

Derivative Financial Instruments
Assets
Equity Contracts	$2,487	$—	$—	$2,487
Liabilities
Equity Contracts	(182,385)	—	—	(182,385)

	$(179,898)	$—	$—	$(179,898)

See notes to financial statements.

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	39

Statement of Assets and Liabilities (unaudited)

June 30, 2022

Total International ex U.S. Index Master Portfolio

ASSETS
Investments, at value — unaffiliated(a)(b)	$1,311,824,454
Investments, at value — affiliated(c)	102,641,244
Cash	16,663
Cash pledged for futures contracts	1,074,000
Foreign currency, at value(d)	4,919,811
Receivables:
Investments sold	566,866
Securities lending income — affiliated	25,191
Dividends — unaffiliated	3,699,129
Dividends — affiliated	16,899
Prepaid expenses	2,873

Total assets	1,424,787,130

LIABILITIES
Collateral on securities loaned	90,080,908
Payables:
Investments purchased	2,658,131
Accounting services fees	269,128
Withdrawals to investors	36,942,098
Deferred foreign capital gain tax	434,733
Investment advisory fees	33,225
Trustees’ fees	2,440
Other accrued expenses	63,118
Professional fees	38,923
Variation margin on futures contracts	102,817

Total liabilities	130,625,521

NET ASSETS	$1,294,161,609

NET ASSETS CONSIST OF
Investors’ capital	$1,130,914,251
Net unrealized appreciation (depreciation)	163,247,358

NET ASSETS	$1,294,161,609

(a) Investments, at cost — unaffiliated	$1,147,857,324
(b) Securities loaned, at value	$84,304,131
(c) Investments, at cost — affiliated	$102,649,929
(d) Foreign currency, at cost	$4,969,207

See notes to financial statements.

40	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Operations (unaudited)

Six Months Ended June 30, 2022

Total International ex U.S. Index Master Portfolio

INVESTMENT INCOME
Dividends — unaffiliated	$26,176,635
Dividends — affiliated	38,834
Securities lending income — affiliated — net	116,313
Non-cash dividends — unaffiliated	1,251,744
Foreign taxes withheld	(3,392,371)

Total investment income	24,191,155

EXPENSES
Accounting services	213,619
Investment advisory	203,483
Professional	33,331
Trustees	5,771
Miscellaneous	29,503

Total expenses	485,707
Less:
Fees waived and/or reimbursed by the Manager	(7,411)

Total expenses after fees waived and/or reimbursed	478,296

Net investment income	23,712,859

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(a)	(39,598,732)
Investments — affiliated	4,077
Foreign currency transactions	266,259
Futures contracts	(977,810)

(40,306,206)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(b)	(263,088,669)
Investments — affiliated	(6,195)
Foreign currency translations	(102,750)
Futures contracts	(409,439)

(263,607,053)

Net realized and unrealized loss	(303,913,259)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(280,200,400)

(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(144,333)
(b) Net of reduction in deferred foreign capital gain tax of	$642,499
See notes to financial statements.

M A S T E R P O R T F O L I O F I N A N C I A L S T A T E M E N T S	41

Statements of Changes in Net Assets

	Total International ex U.S. Index Master Portfolio

	Six Months Ended 06/30/22 (unaudited)	Year Ended 12/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$23,712,859	$32,970,110
Net realized loss	(40,306,206)	(8,213,653)
Net change in unrealized appreciation (depreciation)	(263,607,053)	70,851,938

Net increase (decrease) in net assets resulting from operations	(280,200,400)	95,608,395

CAPITAL TRANSACTIONS
Proceeds from contributions	473,835,460	900,216,526
Value of withdrawals	(302,675,585)	(798,980,542)

Net increase in net assets derived from capital transactions	171,159,875	101,235,984

NET ASSETS
Total increase (decrease) in net assets	(109,040,525)	196,844,379
Beginning of period	1,403,202,134	1,206,357,755

End of period	$1,294,161,609	$1,403,202,134

See notes to financial statements.

42	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (unaudited)

	Total International ex U.S. Index Master Portfolio
	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017

Total Return
Total return	(18.30	)%(a)	7.70%	10.82%	21.29%	(13.87)%	27.67%

Ratios to Average Net Assets(b)
Total expenses	0.07	%(c)	0.07%	0.09%	0.08%	0.08%	0.07%

Total expenses after fees waived and/or reimbursed	0.07	%(c)	0.07%	0.09%	0.08%	0.08%	0.07%

Net investment income	3.50	%(c)	2.44%	2.30%	3.17%	2.87%	2.85%

Supplemental Data
Net assets, end of period (000)	$1,294,162		$1,403,202	$1,206,358	$1,094,908	$759,697	$1,048,849

Portfolio turnover rate		10%	13%	23%	5%	40%	57%

(a)	Aggregate total return.
(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(c)	Annualized.

See notes to financial statements.

M A S T E R P O R T F O L I O F I N A N C I A L H I G H L I G H T S	43

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is organized as a Delaware statutory trust. Total International ex U.S. Index Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as diversified.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of open-end equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation: The Master Portfolio’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Master Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Master Portfolio reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Master Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Master Portfolio invests. These foreign taxes, if any, are paid by the Master Portfolio and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2022, if any, are disclosed in the Statement of Assets and Liabilities.

The Master Portfolio files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Master Portfolio may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Segregation and Collateralization: In cases where the Master Portfolio enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, the Master Portfolio may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investments to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

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Notes to Financial Statements (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Master Portfolio is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a master portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the MIP (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Master Portfolio uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third-party pricing services utilize one or a combination of, but not limited to, the following inputs.

Standard Inputs Generally Considered By Third-Party Pricing Services
Market approach

(i)  recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;

(ii) recapitalizations and other transactions across the capital structure; and

(iii)   market multiples of comparable issuers.

Income approach

(i)  future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;

(ii) quoted prices for similar investments or assets in active markets; and

(iii)   other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.

Cost approach

(i)  audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;

(ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;

(iii)   relevant news and other public sources; and

(iv)   known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Master Portfolio. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Master Portfolio is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Master Portfolio could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

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Notes to Financial Statements (unaudited) (continued)

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Master Portfolio, except in the event of borrower default. The securities on loan, if any, are disclosed in the Master Portfolio’s Schedule of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value –unaffiliated and collateral on securities loaned, respectively.

Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Master Portfolio’s securities on loan by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount
Barclays Bank PLC	$622,602	$(622,602)	$—		$—
Barclays Capital, Inc	40,566,523	(40,566,523)	—		—
BNP Paribas SA	2,110,952	(2,110,952)	—		—
Citigroup Global Markets, Inc	7,091,077	(7,091,077)	—		—
Credit Suisse Securities (USA) LLC	209,258	(209,258)	—		—
Deutsche Bank Securities, Inc	105,060	(105,060)	—		—
Goldman Sachs & Co. LLC	11,248,416	(11,248,416)	—		—
HSBC Bank PLC	87,032	(87,032)	—		—
J.P. Morgan Securities LLC	3,554,570	(3,554,570)	—		—

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Notes to Financial Statements (unaudited) (continued)

Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount
Jefferies LLC.	$2,169,725	$(2,169,725)	$—		$—
Macquarie Bank Ltd.	3,392,561	(3,392,561)	—		—
Morgan Stanley	3,379,852	(3,379,852)	—		—
Nomura Securities International, Inc.	2,836,238	(2,836,238)	—		—
Scotia Capital (USA), Inc	169,115	(169,115)	—		—
SG Americas Securities LLC	690,193	(690,193)	—		—
State Street Bank & Trust Co	502,022	(502,022)	—		—
Toronto-Dominion Bank	8,958	(8,958)	—		—
UBS AG	412,872	(412,872)	—		—
UBS Securities LLC	356,954	(356,954)	—		—
Wells Fargo Bank N.A.	4,787,493	(4,787,493)	—		—
Wells Fargo Securities LLC	2,658	(2,658)	—		—

	$84,304,131	$(84,304,131)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Master Portfolio is disclosed in the Master Portfolio’s Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Master Portfolio.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.

For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.03% of the average daily value of the Master Portfolio’s net assets.

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Notes to Financial Statements (unaudited) (continued)

BAL is not entitled to compensation for providing administrative services to the Master Portfolio, for so long as BAL (or an affiliate) is entitled to compensation for providing administrative services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolio.

Expense Waivers and Reimbursements: With respect to each Master Portfolio, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Master Portfolio. For the six months ended June 30, 2022, the amount waived and/or reimbursed was $5,604.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Master Portfolio. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2022, the Manager waived $1,807 in investment advisory fees pursuant to this arrangement.

Securities Lending: The SEC has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Master Portfolio retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Master Portfolio retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2022, the Master Portfolio paid BTC $35,648 for securities lending agent services.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. The Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2022, the Master Portfolio did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the MIP are directors and/or officers of BlackRock or its affiliates.

Other Transactions: The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended June 30, 2022, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:

Master Portfolio Name	Purchases	Sales	Net Realized Gain (Loss)
Total International ex U.S. Index Master Portfolio.	$25,600,833	$4,136,926	$(677,823)

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Notes to Financial Statements (unaudited) (continued)

7.	PURCHASES AND SALES

For the six months ended June 30, 2022, purchases and sales of investments, excluding short-term investments, were $373,586,807 and $135,419,433, respectively.

8.	INCOME TAX INFORMATION

The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of June 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

As of June 30, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Master Portfolio Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Total International ex U.S. Index Master Portfolio	$1,284,970,614	$268,724,230	$(139,409,044)	$129,315,186

9.	BANK BORROWINGS

MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2022, the Master Portfolio did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Master Portfolio and its investments. The Master Portfolio’s prospectus provides details of the risks to which the Master Portfolio is subject.

The Manager uses a “passive” or index approach to try to achieve the Master Portfolio’s investment objective following the securities included in its underlying index during upturns as well as downturns. The Manager does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by the Manager.

The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.

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Notes to Financial Statements (unaudited) (continued)

The Master Portfolio may invest in illiquid investments. An illiquid investment is any investment that the Master Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Master Portfolio may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the Master Portfolio invests.

The price the Master Portfolio could receive upon the sale of any particular portfolio investment may differ from the Master Portfolio’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Portfolio’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Master Portfolio, and the Master Portfolio could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Master Portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Master Portfolio’s portfolio are disclosed in its Schedule of Investments.

The Master Portfolio invests a substantial amount of its assets in issuers located in a single country or a limited number of countries. When the Master Portfolio concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in those countries may have a significant impact on their investment performance and could affect the income from, or the value or liquidity of, the Master Portfolio’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Master Portfolio’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.

The Master Portfolio invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Master Portfolio’s investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but could be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

The Master Portfolio invests a significant portion of its assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Master Portfolio’s investments.

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Notes to Financial Statements (unaudited) (continued)

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force the Master Portfolio to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Master Portfolio may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Master Portfolio is uncertain.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Disclosure of Investment Advisory Agreement

The Board of Trustees of Master Investment Portfolio (the “Master Portfolio”) met on April 20, 2022 (the “April Meeting”) and May 10-11, 2022 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Agreement”) between the Master Portfolio, on behalf of Total International ex U.S. Index Master Portfolio (the “Master Fund”) and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Master Portfolio’s investment advisor. iShares MSCI Total International Index Fund (the “Feeder Fund”), a series of BlackRock Funds III (the “Feeder Trust”), is a “feeder” fund that invests all of its investable assets in the Master Fund. Accordingly, the Board of Trustees of the Feeder Trust also considered the approval of the Agreement with respect to the Master Fund. For simplicity: (a) the Board of Trustees of the Master Portfolio and the Board of Trustees of the Feeder Trust are referred to herein collectively as the “Board,” and the members are referred to as “Board Members”; and (b) the shareholders of the Feeder Fund and the interest holders of the Master Fund are referred to as “shareholders.”

The Approval Process

Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the continuation of the Agreement for the Master Portfolio on an annual basis. The Board members who are not “interested persons” of the Master Portfolio, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Master Portfolio, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each typically extending for two days, as well as additional ad hoc meetings throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information surrounding the renewal of the Agreement. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to the Master Fund and the Feeder Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Master Fund’s and Feeder Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.

During the year, the Board, acting directly and through its committees, considers information that was relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Master Fund, the Feeder Fund and their shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Fund and/or the Feeder Fund for services; (c) the Master Fund’s and/or the Feeder Fund’s operating expenses and how BlackRock allocates expenses to the Master Fund and the Feeder Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Master Fund’s and the Feeder Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Master Fund’s and the Feeder Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Fund’s and/or the Feeder Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Master Fund and/or the Feeder Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Prior to and in preparation for the April Meeting, the Board requested and reviewed materials specifically relating to the renewal of the Agreement. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper Classification or Morningstar category, regarding fees and expenses of the Master Fund and the Feeder Fund, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”), and the investment performance of the Feeder Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Master Fund and the Feeder Fund; (g) a summary of aggregate amounts paid by the Master Fund and/or the Feeder Fund to BlackRock; (h) sales and redemption data regarding the Feeder Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s, the Master Fund’s and the Feeder Fund’s operations.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement, and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Master Fund and the Feeder Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Master Fund and the Feeder Fund; (d) the Feeder Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Master Fund and the Feeder Fund; and (g) other factors deemed relevant by the Board Members.

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Disclosure of Investment Advisory Agreement  (continued)

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of portfolio holdings of the Master Fund. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Feeder Fund. Throughout the year, the Board compared the Feeder Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Master Fund’s portfolio management team discussing the Master Fund’s performance and the Master Fund’s investment strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Master Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Master Fund and the Feeder Fund. BlackRock and its affiliates provide the Master Fund and the Feeder Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Master Fund and the Feeder Fund by third parties) and officers and other personnel as are necessary for the operations of the Master Fund and the Feeder Fund. In particular, BlackRock and its affiliates provide the Master Fund and the Feeder Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third party service providers including, among others, the custodian, fund accountant, transfer agent, and auditor for the Master Fund and Feeder Fund, as applicable; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Master Fund and the Feeder Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Feeder Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans, including in light of the ongoing COVID-19 pandemic.

B. The Investment Performance of the Master Fund, the Feeder Fund and BlackRock

The Board, including the Independent Board Members, reviewed and considered the performance history of the Master Fund and the Feeder Fund, as applicable, throughout the year and at the April Meeting. The Board noted that the Feeder Fund’s investment results correspond directly to the investment results of the Master Fund. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Feeder Fund’s performance as of December 31, 2021, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Feeder Fund as compared to its Performance Peers and the performance of the Feeder Fund as compared with its benchmark. The Board and its Performance Oversight Committee regularly review, and meet with Master Fund management to discuss, the performance of the Master Fund and the Feeder Fund, as applicable, throughout the year.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could have the ability to disproportionately affect long-term performance.

The Board noted that for the one-year period reported, the Feeder Fund’s net performance was within the tolerance range of its benchmark. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Feeder Fund, and that BlackRock has explained its rationale for this belief to the Board.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Master Fund and the Feeder Fund

The Board, including the Independent Board Members, reviewed the Master Fund’s/Feeder Fund’s contractual management fee rate compared with those of the Feeder Fund’s Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Feeder Fund’s total expense ratio, as well as the Master Fund’s/Feeder Fund’s actual management fee rate, to those of the Feeder Fund’s Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or

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Disclosure of Investment Advisory Agreement  (continued)

waivers. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Fund and the Feeder Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Master Fund and the Feeder Fund, as applicable, and other funds the Board currently oversees for the year ended December 31, 2021 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Master Fund and the Feeder Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that the Master Fund’s/Feeder Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and the Feeder Fund’s total expense ratio each ranked in the second quartile relative to the Feeder Fund’s Expense Peers. The Board also noted that BlackRock and the Board have contractually agreed to a cap on the Feeder Fund’s total expenses as a percentage of the Feeder Fund’s average daily net assets on a class-by-class basis.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Fund and the Feeder Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which the Master Fund and the Feeder Fund benefit from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Master Fund and the Feeder Fund to more fully participate in these economies of scale. The Board considered the Master Fund’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Master Fund and the Feeder Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master Fund and the Feeder Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Feeder Fund shares if they believe that the Feeder Fund’s and/or the Master Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Feeder Fund.

Conclusion

At the May Meeting, as a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board of the Master Portfolio, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Master Portfolio, on behalf of the Master Fund for a one-year term ending June 30, 2023. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board of the Master Portfolio, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Master Fund and its shareholders. The Board of the Feeder Trust, including the Independent Board Members, also considered the continuation of the Agreement with respect to the Master Fund and found the Agreement to be satisfactory. In arriving at its decision to approve the Agreement, the Board of the Master Portfolio did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

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Additional Information

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Fund/Master Portfolio will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

General Information

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund/Master Portfolio may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund/Master Portfolio and does not, and is not intended to, incorporate BlackRock’s website in this report.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund/Master Portfolio file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Fund’s/Master Portfolio’s Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, the Fund/Master Portfolio makes their portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.

Availability of Proxy Voting Policies, Procedures and Voting Records

A description of the policies and procedures that the Fund/Master Portfolio use to determine how to vote proxies relating to portfolio securities and information about how the Fund/Master Portfolio voted proxies relating to securities held in the Fund’s/Master Portfolio’s portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 441-7762; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

A D D I T I O N A L I N F O R M A T I O N	55

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Fund and/or MIP Service Providers

Investment Adviser	Distributor
BlackRock Fund Advisors	BlackRock Investments, LLC
San Francisco, CA 94105	New York, NY 10022

Administrator	Independent Registered Public Accounting Firm
BlackRock Advisors, LLC	PricewaterhouseCoopers LLP
Wilmington, DE 19809	Philadelphia, PA 19103

Accounting Agent and Custodian	Legal Counsel
State Street Bank and Trust Company	Sidley Austin LLP
Boston, MA 02111	New York, NY 10019

Transfer Agent	Address of the Trust/MIP
BNY Mellon Investment Servicing (US) Inc.	400 Howard Street
Wilmington, DE 19809	San Francisco, CA 94105

56	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviation

ADR	American Depositary Receipt

CD	Certificate of Deposit

CPO	Certificates of Participation (Ordinary)

CVA	Certificaten Van Aandelen (Dutch Certificate)

GDR	Global Depositary Receipt

JSC	Joint Stock Company

MSCI	Morgan Stanley Capital International

NVDR	Non-Voting Depositary Receipt

PCL	Public Company Limited

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

SCA	Societe en Commandite par Actions

SRF	State Revolving Fund

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	57

Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

TIEXUS-06/22-SAR

JUNE 30, 2022

2022 Semi-Annual Report (Unaudited)

BlackRock Funds III

•	iShares Russell 1000 Large-Cap Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of June 30, 2022 saw the emergence of significant challenges that disrupted the economic recovery and strong financial markets. The U.S. economy shrank in the first quarter of 2022, ending the run of robust growth that followed the reopening of global economies and the development of COVID-19 vaccines. Rapid changes in consumer spending led to supply constraints and elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell, as persistently high inflation drove investors’ expectations for higher interest rates, particularly weighing on relatively high-valuation growth stocks and economically sensitive small-capitalization stocks. While both large-and small-capitalization U.S. stocks fell, declines for small-capitalization U.S. stocks were particularly steep. Both emerging market stocks and international equities from developed markets fell significantly, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose notably during the reporting period as increasing inflation drove investors’ expectations for higher interest rates. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is growing faster than expected, raised interest rates three times while indicating that additional large rate hikes were likely. Furthermore, the Fed wound down its bond-buying programs and began to reduce its balance sheet. Continued high inflation and the Fed’s statements led many analysts to anticipate that interest rates have significant room to rise before peaking.

Furthermore, the horrific war in Ukraine has significantly clouded the outlook for the global economy, leading to major volatility in energy and metals markets. Sanctions on Russia, Europe’s top energy supplier, and general wartime disruption have magnified supply problems for key commodities. We believe elevated energy prices will continue to exacerbate inflationary pressure while also constraining economic growth. Combating inflation without stifling a recovery, while buffering against ongoing supply and price shocks, will be an especially challenging environment for setting effective monetary policy. Despite the likelihood of more rate increases on the horizon, we believe the Fed will err on the side of protecting employment, even at the expense of higher inflation. However, markets have been primed to expect sharp tightening, which could weigh on valuations until central banks begin to tap the brakes.

In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Furthermore, the energy shock and a deteriorating economic backdrop in China and Europe are likely to challenge corporate earnings, so we are underweight equities overall in the near-term. We take the opposite view on credit, where higher spreads provide near-term opportunities, while the likelihood of a higher inflation regime leads us to take an underweight stance on credit in the long-term. We believe that investment-grade corporates, U.K. gilts, local-currency emerging market debt, and inflation-protected bonds (particularly in Europe) offer strong opportunities in a six-to twelve-month horizon.

Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of June 30, 2022

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(19.96)%	(10.62)%

U.S. small cap equities (Russell 2000® Index)	(23.43)	(25.20)

International equities (MSCI Europe, Australasia, Far East Index)	(19.57)	(17.77)

Emerging market equities (MSCI Emerging Markets Index)	(17.63)	(25.28)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.15	0.18

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(11.34)	(10.94)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(10.35)	(10.29)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(8.98)	(8.57)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(14.19)	(12.82)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of June 30, 2022	iShares Russell 1000 Large-Cap Index Fund

Investment Objective

iShares Russell 1000 Large-Cap Index Fund’s (the “Fund”) investment objective is to match the performance of the Russell 1000® Index as closely as possible before the deduction of Fund expenses.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended June 30, 2022, the Fund’s Institutional Shares returned (20.95)%, Investor A Shares returned (21.05)%, and Class K Shares returned (20.93)%. The benchmark Russell 1000® Index returned (20.94)% for the same period.

Returns for the Fund’s respective share classes differ from the benchmark index based on individual share-class expenses. The Fund invests all of its assets in Large Cap Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

Describe the market environment.

Geopolitical tension after the Russian invasion of Ukraine in February 2022 fueled existing concerns over rising inflation, interest rate hikes, and rallying commodity prices. On the other hand, economic data in the United States remained strong with robust employment numbers and corporate earnings results. This provided comfort to investors but added to U.S. policy makers challenges. Investors were concerned that the Fed may dampen growth in an effort to get inflation under control.

Commodity prices spiked in the first quarter 2022 and pushed expectations for a higher inflation rate. The Fed hiked the interest rate by 25 basis points and signaled hikes at all six-remaining meetings for the year in efforts to tackle the highest inflation rate in four decades.

Concerns about high inflation, growth outlook and recession fears increased in the United States during the second quarter. While the unemployment rate remained low and wage growth strong, consumer sentiment went down as consumers struggled with higher prices and borrowing costs. The increased expectation of an interest rate hike weighed down on U.S. equity market valuations.

As the Fed continued to grapple with inflation, their messaging evolved over the second quarter 2022. Initially, Chairman Jerome Powel adopted a more hawkish tone stating that they would not hesitate to raise interest rates beyond neutral to achieve its inflation target and would be willing to accept an increase in unemployment rate. But as risks to growth increased over the quarter and recession fears intensified, the number and magnitude of future rate hikes beyond July 2022 remained unclear.

Describe recent portfolio activity.

During the six-month period, as changes were made to the composition of the Russell 1000® Index, the Master Portfolio purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

Describe portfolio positioning at period end.

The Master Portfolio remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance

		Average Annual Total Returns(a)(b)
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional	(20.95)%	(13.11)%	10.87%	12.69%
Investor A	(21.05)	(13.30)	10.58	12.37
Class K	(20.93)	(13.05)	10.92	12.70
Russell 1000® Index(c)	(20.94)	(13.04)	11.00	12.82

(a)	See “About Fund Performance” for a detailed description of share classes, including any related fees.

(b)

The Fund invests all of its assets in the Master Portfolio. The Master Portfolio will be substantially invested in equity securities in the Russell 1000® Index and will invest, under normal circumstances, at least 80% of its net assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the Russell 1000® Index.

(c)

An index that measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 93% of the U.S. market.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

4	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of June 30, 2022 (continued)	iShares Russell 1000 Large-Cap Index Fund

Expense Example

	Actual				Hypothetical 5% Return
	Beginning Account Value (01/01/22)	Ending Account Value (06/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (01/01/22)	Ending Account Value (06/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
Institutional	$ 1,000.00	$ 790.50	$ 0.49		$ 1,000.00	$ 1,024.25	$ 0.55		0.11%
Investor A	1,000.00	789.50	1.55		1,000.00	1,023.06	1.76		0.35
Class K	1,000.00	790.70	0.27		1,000.00	1,024.50	0.30		0.06

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio in which it invests.

See “Disclosure of Expenses” for further information on how expenses were calculated.

F U N D S U M M A R Y	5

About Fund Performance	iShares Russell 1000 Large-Cap Index Fund

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. These shares are subject to an ongoing service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Administrator”), the Fund’s administrator, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver(s) and/or reimbursement(s), the Fund’s performance would have been lower. With respect to the Fund’s voluntary waiver(s), if any, the Administrator is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued at any time. With respect to the Fund’s contractual waiver(s), if any, the Administrator is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Large Cap Index Master Portfolio (the “Master Portfolio”) may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Master Portfolio’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Master Portfolio can realize on an investment and/or may result in lower distributions paid to shareholders. The Master Portfolio’s investments in these instruments, if any, are discussed in detail in the Master Portfolio Notes to Financial Statements.

6	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Assets and Liabilities (unaudited)

June 30, 2022

iShares Russell 1000 Large-Cap Index Fund

ASSETS
Investments, at value — Master Portfolio	$822,519,379
Receivables:
Capital shares sold	1,003,789
Withdrawals from the Master Portfolio	1,241,213
Prepaid expenses	38,912

Total assets	824,803,293

LIABILITIES
Payables:
Accounting services fees	3,732
Administration fees	6,626
Capital shares redeemed	2,245,002
Income dividend distributions	160,682
Other accrued expenses	9,843
Professional fees	36,252
Service fees	9,276
Transfer agent fees	100,645

Total liabilities	2,572,058

NET ASSETS	$822,231,235

NET ASSETS CONSIST OF
Paid-in capital	$611,781,725
Accumulated earnings	210,449,510

NET ASSETS	$822,231,235

F U N D F I N A N C I A L S T A T E M E N T S	7

Statement of Assets and Liabilities (unaudited) (continued)

June 30, 2022

iShares Russell 1000 Large-Cap Index Fund

NET ASSET VALUE

Institutional
Net assets	$191,738,722

Shares outstanding	7,870,319

Net asset value	$24.36

Shares authorized	Unlimited

Par value	N/A

Investor A
Net assets	$47,676,507

Shares outstanding	1,968,770

Net asset value	$24.22

Shares authorized	Unlimited

Par value	N/A

Class K
Net assets	$582,816,006

Shares outstanding	24,024,544

Net asset value	$24.26

Shares authorized	Unlimited

Par value	N/A

See notes to financial statements.

8	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Operations (unaudited)

Six Months Ended June 30, 2022

iShares Russell 1000 Large-Cap Index Fund

INVESTMENT INCOME
Net investment income allocated from the Master Portfolio:
Dividends — unaffiliated	$6,273,336
Dividends — affiliated	89,052
Interest — unaffliated	183
Securities lending income — affiliated — net	75,299
Foreign taxes withheld	(1,802)
Expenses	(140,132)
Fees waived	3,255

Total investment income	6,299,191

FUND EXPENSES
Service — class specific	67,455
Transfer agent — class specific	66,869
Administration	41,459
Professional	32,939
Registration	31,265
Accounting services	2,483
Officer	44
Miscellaneous	10,339

Total expenses	252,853
Less:
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(7,191)

Total expenses after fees waived and/or reimbursed	245,662

Net investment income	6,053,529

REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM THE MASTER PORTFOLIO
Net realized loss from:
Investments — unaffiliated	(5,683,928)
Futures contracts	(899,859)

(6,583,787)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(186,917,368)
Investments — affiliated	(2,363,307)
Futures contracts	(165,175)

(189,445,850)

Net realized and unrealized loss	(196,029,637)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(189,976,108)

See notes to financial statements.

F U N D F I N A N C I A L S T A T E M E N T S	9

Statements of Changes in Net Assets

	iShares Russell 1000 Large-Cap Index Fund
	Six Months Ended 06/30/22 (unaudited)	Year Ended 12/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$6,053,529	$8,893,908
Net realized gain (loss)	(6,583,787)	6,368,179
Net change in unrealized appreciation (depreciation)	(189,445,850)	147,728,913

Net increase (decrease) in net assets resulting from operations	(189,976,108)	162,991,000

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(1,227,996)	(3,082,663)
Investor A	(293,398)	(930,718)
Class K	(4,494,880)	(10,979,369)

Decrease in net assets resulting from distributions to shareholders	(6,016,274)	(14,992,750)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	209,020,632	(280,334)

NET ASSETS
Total increase in net assets	13,028,250	147,717,916
Beginning of period	809,202,985	661,485,069

End of period	$822,231,235	$809,202,985

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

10	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Russell 1000 Large-Cap Index Fund
	Institutional
	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,
			2021	2020	2019		2018		2017

Net asset value, beginning of period	$31.03		$25.08	$21.14	$16.58		$17.82		$15.07

Net investment income(a)	0.19		0.35	0.35	0.35		0.34		0.30
Net realized and unrealized gain (loss)	(6.68)		6.19	3.96	4.79		(1.19)		2.91

Net increase (decrease) from investment operations	(6.49)		6.54	4.31	5.14		(0.85)		3.21

Distributions(b)
From net investment income	(0.18)		(0.37)	(0.34)	(0.39)		(0.33)		(0.35)
From net realized gain	—		(0.22)	(0.03)	(0.19)		(0.06)		(0.11)
Return of capital	—		—	—	—		—		(0.00	)(c)

Total distributions	(0.18)		(0.59)	(0.37)	(0.58)		(0.39)		(0.46)

Net asset value, end of period	$24.36		$31.03	$25.08	$21.14		$16.58		$17.82

Total Return(d)
Based on net asset value	(20.95	)%(e)	26.27%	20.79%	31.28%		(4.88)%		21.46%

Ratios to Average Net Assets(f)(g)(h)
Total expenses	0.11	%(i)	0.12%	0.13%	0.15	%(j)	0.17	%(k)	0.17	%(k)

Total expenses after fees waived and/or reimbursed	0.11	%(i)	0.12%	0.13%	0.13%		0.13%		0.13%

Net investment income	1.43	%(i)	1.24%	1.66%	1.81%		1.89%		1.82%

Supplemental Data
Net assets, end of period (000)	$191,739		$172,196	$125,604	$82,729		$102,279		$45,733

Portfolio turnover rate of the Master Portfolio	11%		17%	14%	10%		12%		12%

(a)	Based on average shares outstanding.

(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)	Amount is greater than $(0.005) per share.

(d)	Where applicable, assumes the reinvestment of distributions.

(e)	Aggregate total return.

(f)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.

(g)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(i)	Annualized.

(j)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended December 31, 2019, the expense ratio would have been 0.14%.

(k)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.

See notes to financial statements.

F U N D F I N A N C I A L H I G H L I G H T S	11

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Russell 1000 Large-Cap Index Fund (continued)
	Investor A
	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017

Net asset value, beginning of period	$30.85		$24.92	$21.01	$16.48	$17.72	$14.99

Net investment income(a)	0.16		0.28	0.30	0.30	0.29	0.26
Net realized and unrealized gain (loss)	(6.64)		6.16	3.92	4.76	(1.18)	2.89

Net increase (decrease) from investment operations	(6.48)		6.44	4.22	5.06	(0.89)	3.15

Distributions(b)
From net investment income	(0.15)		(0.29)	(0.28)	(0.34)	(0.29)	(0.31)
From net realized gain	—		(0.22)	(0.03)	(0.19)	(0.06)	(0.11)
Return of capital	—		—	—	—	—	0.00	(c)

Total distributions	(0.15)		(0.51)	(0.31)	(0.53)	(0.35)	(0.42)

Net asset value, end of period	$24.22		$30.85	$24.92	$21.01	$16.48	$17.72

Total Return(d)
Based on net asset value	(21.05	)%(e)	25.99%	20.45%	30.98%	(5.15)%	21.16%

Ratios to Average Net Assets(f)(g)(h)
Total expenses	0.38	%(i)	0.63%	0.68%	0.76%	0.87%	0.68	%(j)

Total expenses after fees waived and/or reimbursed	0.35	%(i)	0.37%	0.38%	0.38%	0.38%	0.38%

Net investment income	1.18	%(i)	0.98%	1.42%	1.57%	1.60%	1.56%

Supplemental Data
Net assets, end of period (000)	$47,677		$61,446	$84,724	$86,038	$57,500	$66,675

Portfolio turnover rate of the Master Portfolio	11%		17%	14%	10%	12%	12%

(a)	Based on average shares outstanding.

(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)	Amount is greater than $(0.005) per share.

(d)	Where applicable, assumes the reinvestment of distributions.

(e)	Aggregate total return.

(f)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.

(g)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(i)	Annualized.

(j)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended December 31, 2017, the expense ratio would have been 0.67%.

See notes to financial statements.

12	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Russell 1000 Large-Cap Index Fund (continued)
	Class K
	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017

Net asset value, beginning of period	$30.90		$24.97	$21.05	$16.52	$17.76	$15.01

Net investment income(a)	0.20		0.36	0.36	0.36	0.35	0.31
Net realized and unrealized gain (loss)	(6.65)		6.17	3.94	4.76	(1.19)	2.91

Net increase (decrease) from investment operations	(6.45)		6.53	4.30	5.12	(0.84)	3.22

Distributions(b)
From net investment income	(0.19)		(0.38)	(0.35)	(0.40)	(0.34)	(0.36)
From net realized gain	—		(0.22)	(0.03)	(0.19)	(0.06)	(0.11)
Return of capital	—		—	—	—	—	(0.00	)(c)

Total distributions	(0.19)		(0.60)	(0.38)	(0.59)	(0.40)	(0.47)

Net asset value, end of period	$24.26		$30.90	$24.97	$21.05	$16.52	$17.76

Total Return(d)
Based on net asset value	(20.93	)%(e)	26.37%	20.84%	31.28%	(4.85)%	21.60%

Ratios to Average Net Assets(f)(g)(h)
Total expenses	0.06	%(i)	0.07%	0.08%	0.10%	0.13%	0.10	%(j)

Total expenses after fees waived and/or reimbursed	0.06	%(i)	0.07%	0.07%	0.08%	0.08%	0.08%

Net investment income	1.49	%(i)	1.29%	1.71%	1.87%	1.92%	1.87%

Supplemental Data
Net assets, end of period (000)	$582,816		$575,561	$451,157	$287,492	$154,097	$99,149

Portfolio turnover rate of the Master Portfolio	11%		17%	14%	10%	12%	12%

(a)	Based on average shares outstanding.

(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)	Amount is greater than $(0.005) per share.

(d)	Where applicable, assumes the reinvestment of distributions.

(e)	Aggregate total return.

(f)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.

(g)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(i)	Annualized.

(j)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.

See notes to financial statements.

F U N D F I N A N C I A L H I G H L I G H T S	13

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. iShares Russell 1000 Large-Cap Index Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified.

The Fund seeks to achieve its investment objective by investing all of its assets in Large Cap Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”) and an affiliate of the Trust, which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. At June 30, 2022, the percentage of the Master Portfolio owned by the Fund was 3.8%. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional Shares, Investor A and Class K	No	No	None

The Board of Trustees of the Trust and Board of Trustees of MIP are referred to throughout this report as the “Board” and the members are referred to as “Trustees”.

The Fund, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of open-end equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis. The Fund records its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis. Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules. In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by BlackRock Advisors, LLC (“BAL” or the “Administrator”), are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

4.	ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Administrator, an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide administrative services (other than investment advice and related portfolio activities). For such services, the Fund pays the Administrator a monthly fee at an annual rate of 0.01% of the average daily net assets of the Fund. The Fund does not pay an investment advisory fee or investment management fee.

Service Fees: The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at an annual rate of 0.25% based upon the average daily net assets of the Investor A Shares.

14	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Fund. The ongoing service fee compensates BRIL and each broker-dealer for providing shareholder servicing related services to shareholders.

For the six months ended June 30, 2022, the class specific service fees borne directly by Investor A Shares were $67,455.

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended June 30, 2022, the Fund did not pay any amounts to affiliates in return for these services.

The Administrator maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended June 30, 2022, the Fund reimbursed the Administrator the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

	Institutional	Investor A	Class K	Total
Reimbursed amounts	$73	$3,008	$400	$3,481

For the six months ended June 30, 2022, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:

	Institutional	Investor A	Class K	Total
Transfer agent fees — class specific	$40,815	$17,814	$8,240	$66,869

Expense Limitations, Waivers and Reimbursements: The Administrator and the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Share Class	Expense Limitation
Institutional	0.13%
Investor A	0.38
Class K	0.08

The Administrator and the Manager have agreed not to reduce or discontinue these contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2022, there were no fees waived and/or reimbursed by the Administrator pursuant to this agreement.

In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed — class specific in the Statement of Operations. For the six months ended June 30, 2022, class specific expense waivers and/or reimbursements are as follows:

	Institutional	Investor A	Total
Transfer agent fees waived and/or reimbursed by the Manager — class specific	$138	$7,053	$7,191

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2022, the Fund did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Fund are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Administrator for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in Trustees and Officer in the Master Portfolio’s Statement of Operations.

5.	INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

F U N D N O T E S T O F I N A N C I A L S T A T E M E N T S	15

Notes to Financial Statements (unaudited) (continued)

Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

6.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 06/30/22		Year Ended 12/31/21
Fund Name / Share Class	Shares	Amounts	Shares	Amounts

iShares Russell 1000 Large-Cap Index Fund
Institutional
Shares sold	3,148,061	$78,456,050	3,958,236	$109,578,992
Shares issued in reinvestment of distributions	46,846	1,227,750	105,787	3,081,916
Shares redeemed	(873,161)	(23,991,524)	(3,524,510)	(96,669,122)

	2,321,746	$55,692,276	539,513	$15,991,786

Investor A
Shares sold	254,289	$7,025,930	839,505	$23,731,241
Shares issued in reinvestment of distributions	11,098	293,190	31,988	930,091
Shares redeemed	(288,563)	(8,055,861)	(2,279,451)	(60,190,536)

	(23,176)	$(736,741)	(1,407,958)	$(35,529,204)

Class K
Shares sold	7,441,462	$212,108,685	6,696,905	$186,038,207
Shares issued in reinvestment of distributions	158,761	4,206,312	347,267	10,056,414
Shares redeemed	(2,200,180)	(62,249,900)	(6,485,963)	(176,837,537)

	5,400,043	$154,065,097	558,209	$19,257,084

	7,698,613	$209,020,632	(310,236)	$(280,334)

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

16	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Master Portfolio Information as of June 30, 2022	Large Cap Index Master Portfolio

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

Apple, Inc.	5.8%
Microsoft Corp.	5.3
Amazon.com, Inc.	2.6
Alphabet, Inc., Class A	1.8
Alphabet, Inc., Class C	1.7
Tesla, Inc.	1.6
Berkshire Hathaway, Inc., Class B	1.4
UnitedHealth Group, Inc.	1.3
Johnson & Johnson	1.3
Meta Platforms, Inc., Class A	1.0

SECTOR ALLOCATION

Sector(a)	Percent of Net Assets

Information Technology	25.7%
Health Care	14.5
Financials	11.6
Consumer Discretionary	10.4
Industrials	8.3
Communication Services	8.2
Consumer Staples	6.4
Energy	4.3
Real Estate	3.4
Utilities	2.9
Materials	2.7
Short-Term Securities	8.9
Liabilities in Excess of Other Assets	(7.3)

(a)

For Large Cap Index Master Portfolio (the “Master Portfolio”) compliance purposes, the Master Portfolio’s sector classifications refer to one or more of the sector subclassifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

M A S T E R P O R T F O L I O I N F O R M A T I O N	17

Schedule of Investments (unaudited) June 30, 2022	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.7%
Axon Enterprise, Inc.(a)	40,628	$3,785,311
Boeing Co.(a)	329,955	45,111,448
BWX Technologies, Inc.(b)	56,831	3,130,820
Curtiss-Wright Corp.	22,977	3,034,343
General Dynamics Corp.	148,299	32,811,154
HEICO Corp.(b)	27,332	3,583,772
HEICO Corp., Class A	47,650	5,021,357
Hexcel Corp.(b)	51,166	2,676,493
Howmet Aerospace, Inc.	226,450	7,121,852
Huntington Ingalls Industries, Inc.(b)	23,254	5,065,186
L3Harris Technologies, Inc.(b)	115,823	27,994,419
Lockheed Martin Corp.	142,916	61,448,163
Mercury Systems, Inc.(a)	35,358	2,274,580
Northrop Grumman Corp.(b)	88,142	42,182,117
Raytheon Technologies Corp.	895,398	86,056,702
Spirit AeroSystems Holdings, Inc., Class A(b)	61,386	1,798,610
Textron, Inc.	127,967	7,814,945
TransDigm Group, Inc.(a)	31,454	16,880,418
Woodward, Inc.(b)	36,144	3,342,958

		361,134,648

Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc.(b)	74,742	7,576,597
Expeditors International of Washington, Inc.(b)	101,418	9,884,198
FedEx Corp.	144,524	32,765,036
GXO Logistics, Inc.(a)	65,172	2,819,992
United Parcel Service, Inc., Class B(b)	442,637	80,798,958

		133,844,781

Airlines(a) — 0.2%
Alaska Air Group, Inc.	73,885	2,959,094
American Airlines Group, Inc.(b)	384,780	4,879,010
Copa Holdings SA, Class A(b)	19,931	1,263,028
Delta Air Lines, Inc.(b)	382,245	11,073,638
JetBlue Airways Corp.	198,274	1,659,553
Southwest Airlines Co.	357,180	12,901,342
United Airlines Holdings, Inc.(b)	198,153	7,018,579

		41,754,244

Auto Components — 0.1%
Aptiv PLC(a)	162,752	14,496,321
BorgWarner, Inc.	142,440	4,753,223
Gentex Corp.(b)	141,318	3,952,664
Lear Corp.(b)	35,098	4,418,487
QuantumScape Corp.(a)(b)	148,319	1,274,060

		28,894,755

Automobiles — 1.9%
Ford Motor Co.	2,372,779	26,409,030
General Motors Co.(a)(b)	875,521	27,806,547
Harley-Davidson, Inc.(b)	80,122	2,536,663
Lucid Group, Inc.(a)(b)	316,646	5,433,645
Rivian Automotive, Inc., Class A(a)	106,141	2,732,069
Tesla, Inc.(a)	510,579	343,834,110
Thor Industries, Inc.(b)	31,375	2,344,654

		411,096,718

Banks — 3.5%
Bank of America Corp.	4,229,100	131,651,883
Bank of Hawaii Corp.(b)	24,623	1,831,951
Bank OZK(b)	68,699	2,578,274
BOK Financial Corp.	18,661	1,410,398
Citigroup, Inc.	1,187,085	54,594,039

Security	Shares	Value

Banks (continued)
Citizens Financial Group, Inc.	290,868	$10,381,079
Comerica, Inc.(b)	78,247	5,741,765
Commerce Bancshares, Inc.(b)	66,223	4,347,540
Cullen/Frost Bankers, Inc.(b)	35,137	4,091,704
East West Bancorp, Inc.(b)	86,347	5,595,286
Fifth Third Bancorp	407,642	13,696,771
First Citizens BancShares, Inc., Class A(b)	7,359	4,811,167
First Hawaiian, Inc.(b)	77,530	1,760,706
First Horizon Corp.	322,220	7,043,729
First Republic Bank	107,987	15,571,725
FNB Corp.(b)	219,681	2,385,736
Huntington Bancshares, Inc.(b)	866,873	10,428,482
JPMorgan Chase & Co.	1,756,343	197,781,785
KeyCorp.(b)	563,051	9,701,369
M&T Bank Corp.(b)	107,498	17,134,106
PacWest Bancorp	69,715	1,858,602
Pinnacle Financial Partners, Inc.	43,953	3,178,242
PNC Financial Services Group, Inc.	248,549	39,213,576
Popular, Inc.	44,637	3,433,925
Prosperity Bancshares, Inc.(b)	52,829	3,606,636
Regions Financial Corp.(b)	556,811	10,440,206
Signature Bank	36,920	6,616,433
SVB Financial Group(a)	35,498	14,021,355
Synovus Financial Corp.	88,333	3,184,405
Truist Financial Corp.(b)	800,366	37,961,359
U.S. Bancorp	807,936	37,181,215
Umpqua Holdings Corp.	134,553	2,256,454
Webster Financial Corp.	105,036	4,427,267
Wells Fargo & Co.	2,283,625	89,449,591
Western Alliance Bancorp	62,840	4,436,504
Wintrust Financial Corp.(b)	35,795	2,868,969
Zions Bancorp NA	89,380	4,549,442

		771,223,676

Beverages — 1.7%
Boston Beer Co., Inc., Class A(a)(b)	5,817	1,762,377
Brown-Forman Corp., Class A	27,091	1,832,435
Brown-Forman Corp., Class B	109,321	7,669,961
Coca-Cola Co.	2,351,086	147,906,820
Constellation Brands, Inc., Class A	93,132	21,705,344
Keurig Dr. Pepper, Inc.	517,037	18,297,939
Molson Coors Beverage Co., Class B(b)	104,151	5,677,271
Monster Beverage Corp.(a)	222,621	20,636,967
PepsiCo, Inc.	832,433	138,733,284

		364,222,398

Biotechnology — 2.3%
AbbVie, Inc.(b)	1,064,198	162,992,566
Alnylam Pharmaceuticals, Inc.(a)(b)	72,510	10,575,583
Amgen, Inc.	321,530	78,228,249
Biogen, Inc.(a)	87,905	17,927,346
BioMarin Pharmaceutical, Inc.(a)	111,494	9,239,508
CureVac NV(a)(b)	28,300	385,163
Exact Sciences Corp.(a)	106,737	4,204,370
Exelixis, Inc.(a)	189,778	3,951,178
Gilead Sciences, Inc.(b)	755,859	46,719,645
Horizon Therapeutics PLC(a)	133,768	10,669,336
Incyte Corp.(a)	110,036	8,359,435
Ionis Pharmaceuticals, Inc.(a)(b)	85,967	3,182,498
Mirati Therapeutics, Inc.(a)	24,978	1,676,773
Moderna, Inc.(a)	206,840	29,547,094
Natera, Inc.(a)	51,111	1,811,374
Neurocrine Biosciences, Inc.(a)(b)	57,269	5,582,582

18	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Novavax, Inc.(a)(b)	47,455	$2,440,611
Regeneron Pharmaceuticals, Inc.(a)	62,410	36,892,423
Sarepta Therapeutics, Inc.(a)	49,416	3,704,223
Seagen, Inc.(a)	81,778	14,469,799
Ultragenyx Pharmaceutical, Inc.(a)(b)	41,399	2,469,864
United Therapeutics Corp.(a)	27,126	6,391,971
Vertex Pharmaceuticals, Inc.(a)	153,964	43,385,516

		504,807,107

Building Products — 0.5%
A O Smith Corp.	78,723	4,304,574
Advanced Drainage Systems, Inc.	36,419	3,280,259
Allegion PLC	53,788	5,265,845
Armstrong World Industries, Inc.(b)	29,048	2,177,438
AZEK Co., Inc.(a)	73,449	1,229,536
Builders FirstSource, Inc.(a)(b)	102,399	5,498,826
Carlisle Cos., Inc.	31,110	7,423,157
Carrier Global Corp.	511,091	18,225,505
Fortune Brands Home & Security, Inc.	77,132	4,618,664
Hayward Holdings, Inc.(a)(b)	49,363	710,334
Johnson Controls International PLC	418,994	20,061,433
Lennox International, Inc.(b)	19,542	4,037,182
Masco Corp.(b)	142,256	7,198,154
Owens Corning	59,585	4,427,762
Trane Technologies PLC(b)	139,813	18,157,514
Trex Co., Inc.(a)(b)	70,215	3,821,100

		110,437,283

Capital Markets — 3.0%
Affiliated Managers Group, Inc.	22,859	2,665,359
Ameriprise Financial, Inc.(b)	66,301	15,758,422
Ares Management Corp., Class A(b)	90,351	5,137,358
Bank of New York Mellon Corp.(b)	441,934	18,433,067
BlackRock, Inc.(b)(c)	90,352	55,027,982
Blackstone, Inc.(b)	421,398	38,444,140
Blue Owl Capital, Inc.	240,010	2,407,300
Carlyle Group, Inc.	123,310	3,903,995
Cboe Global Markets, Inc.	63,680	7,207,939
Charles Schwab Corp.	915,219	57,823,536
CME Group, Inc., Class A	215,925	44,199,848
Coinbase Global, Inc., Class A(a)(b)	92,326	4,341,169
Evercore, Inc., Class A(b)	23,211	2,172,782
FactSet Research Systems, Inc.	22,745	8,747,045
Franklin Resources, Inc.(b)	170,784	3,980,975
Goldman Sachs Group, Inc.	200,296	59,491,918
Interactive Brokers Group, Inc., Class A	55,305	3,042,328
Intercontinental Exchange, Inc.	332,220	31,241,969
Invesco Ltd.(b)	222,404	3,587,377
Janus Henderson Group PLC	82,044	1,928,854
Jefferies Financial Group, Inc.	128,104	3,538,232
KKR & Co., Inc.(b)	345,284	15,983,196
Lazard Ltd., Class A	57,881	1,875,923
LPL Financial Holdings, Inc.(b)	47,622	8,785,307
MarketAxess Holdings, Inc.	22,113	5,661,149
Moody’s Corp.	96,208	26,165,690
Morgan Stanley(b)	768,323	58,438,647
Morningstar, Inc.	14,810	3,581,502
MSCI, Inc.	47,422	19,544,977
Nasdaq, Inc.	68,275	10,414,669
Northern Trust Corp.	123,046	11,871,478
Raymond James Financial, Inc.(b)	117,168	10,475,991
Robinhood Markets, Inc., Class A(a)(b)	330,951	2,720,417
S&P Global, Inc.	204,513	68,933,152

Security	Shares	Value

Capital Markets (continued)
SEI Investments Co.(b)	64,320	$3,474,566
State Street Corp.	221,704	13,668,052
Stifel Financial Corp.	61,573	3,449,319
T Rowe Price Group, Inc.(b)	135,188	15,358,709
Tradeweb Markets, Inc., Class A	64,793	4,422,122
Virtu Financial, Inc., Class A	63,979	1,497,748

		659,404,209

Chemicals — 1.7%
Air Products & Chemicals, Inc.(b)	133,299	32,055,743
Albemarle Corp.	69,946	14,617,315
Ashland Global Holdings, Inc.(b)	31,404	3,236,182
Axalta Coating Systems Ltd.(a)(b)	133,560	2,953,012
Celanese Corp.	65,126	7,659,469
CF Industries Holdings, Inc.(b)	124,012	10,631,549
Chemours Co.	94,960	3,040,619
Corteva, Inc.	435,966	23,603,199
Dow, Inc.(b)	438,431	22,627,424
DuPont de Nemours, Inc.(b)	307,151	17,071,453
Eastman Chemical Co.(b)	76,513	6,868,572
Ecolab, Inc.	149,292	22,955,138
Element Solutions, Inc.	141,355	2,516,119
FMC Corp.	76,581	8,194,933
Ginkgo Bioworks Holdings, Inc.(a)(b)	488,771	1,163,275
Huntsman Corp.	116,460	3,301,641
International Flavors & Fragrances, Inc.	152,646	18,183,192
Linde PLC(a)	302,516	86,982,425
LyondellBasell Industries NV, Class A	155,541	13,603,616
Mosaic Co.	215,380	10,172,397
NewMarket Corp.(b)	3,942	1,186,384
Olin Corp.(b)	83,920	3,883,818
PPG Industries, Inc.(b)	142,183	16,257,204
RPM International, Inc.(b)	75,889	5,973,982
Scotts Miracle-Gro Co.(b)	24,210	1,912,348
Sherwin-Williams Co.	143,975	32,237,442
Valvoline, Inc.(b)	111,483	3,214,055
Westlake Corp.(b)	19,889	1,949,520

		378,052,026

Commercial Services & Supplies — 0.5%
Cintas Corp.	52,331	19,547,198
Clean Harbors, Inc.(a)	30,038	2,633,432
Copart, Inc.(a)	128,212	13,931,516
Driven Brands Holdings, Inc.(a)(b)	31,554	868,997
IAA, Inc.(a)	81,993	2,686,911
MSA Safety, Inc.	21,986	2,661,845
Republic Services, Inc.	124,522	16,296,194
Rollins, Inc.(b)	140,361	4,901,406
Stericycle, Inc.(a)	56,298	2,468,667
Tetra Tech, Inc.	31,733	4,333,141
Waste Management, Inc.(b)	249,822	38,217,770

		108,547,077

Communications Equipment — 0.7%
Arista Networks, Inc.(a)	150,783	14,134,398
Ciena Corp.(a)	90,161	4,120,358
Cisco Systems, Inc.	2,503,579	106,752,609
F5, Inc.(a)	37,009	5,663,857
Juniper Networks, Inc.(b)	194,482	5,542,737
Lumentum Holdings, Inc.(a)(b)	42,539	3,378,447
Motorola Solutions, Inc.	99,125	20,776,600

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) June 30, 2022	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment (continued)
Ubiquiti, Inc.(b)	3,518	$873,203
Viasat, Inc.(a)	43,227	1,324,043

		162,566,252

Construction & Engineering — 0.1%
AECOM(b)	78,844	5,142,206
MasTec, Inc.(a)	35,555	2,547,871
MDU Resources Group, Inc.(b)	119,501	3,225,332
Quanta Services, Inc.(b)	86,076	10,788,766
Valmont Industries, Inc.(b)	12,701	2,853,026
WillScot Mobile Mini Holdings Corp.(a)	129,044	4,183,606

		28,740,807

Construction Materials — 0.1%
Eagle Materials, Inc.	22,928	2,520,704
Martin Marietta Materials, Inc.	37,318	11,167,038
Vulcan Materials Co.	79,208	11,255,457

		24,943,199

Consumer Finance — 0.5%
Ally Financial, Inc.	192,249	6,442,264
American Express Co.(b)	362,509	50,250,998
Capital One Financial Corp.	238,178	24,815,766
Credit Acceptance Corp.(a)(b)	4,131	1,955,657
Discover Financial Services	169,451	16,026,676
OneMain Holdings, Inc.	72,148	2,696,892
SLM Corp.	157,058	2,503,504
SoFi Technologies, Inc.(a)(b)	473,516	2,495,429
Synchrony Financial	297,698	8,222,419
Upstart Holdings, Inc.(a)(b)	43,707	1,382,015

		116,791,620

Containers & Packaging — 0.4%
Amcor PLC(b)	908,142	11,288,205
AptarGroup, Inc.(b)	40,412	4,170,923
Ardagh Metal Packaging SA	97,793	596,537
Avery Dennison Corp.	48,415	7,836,936
Ball Corp.(b)	190,055	13,070,082
Berry Global Group, Inc.(a)(b)	77,421	4,230,283
Crown Holdings, Inc.(b)	70,268	6,476,602
Graphic Packaging Holding Co.(b)	182,151	3,734,096
International Paper Co.(b)	220,463	9,221,967
Packaging Corp. of America	54,906	7,549,575
Sealed Air Corp.	89,210	5,149,201
Silgan Holdings, Inc.(b)	48,245	1,994,931
Sonoco Products Co.(b)	57,444	3,276,606
Westrock Co.	150,511	5,996,358

		84,592,302

Distributors — 0.1%
Genuine Parts Co.(b)	83,861	11,153,513
LKQ Corp.	157,312	7,722,446
Pool Corp.(b)	23,601	8,289,379

		27,165,338

Diversified Consumer Services — 0.1%
ADT, Inc.	133,480	820,902
Bright Horizons Family Solutions, Inc.(a)	36,928	3,121,155
Grand Canyon Education, Inc.(a)(b)	18,942	1,784,147
H&R Block, Inc.(b)	99,175	3,502,861
Mister Car Wash, Inc.(a)(b)	52,555	571,798

Security	Shares	Value

Diversified Consumer Services (continued)
Service Corp. International	91,942	$6,355,031
Terminix Global Holdings, Inc.(a)	72,173	2,933,832

		19,089,726

Diversified Financial Services — 1.5%
Apollo Global Management, Inc.(b)	277,915	13,473,319
Berkshire Hathaway, Inc., Class B(a)	1,086,343	296,593,366
Equitable Holdings, Inc.	228,086	5,946,202
Voya Financial, Inc.	59,002	3,512,389

		319,525,276

Diversified Telecommunication Services — 1.1%
AT&T, Inc.	4,311,161	90,361,935
Frontier Communications Parent, Inc.(a)	145,874	3,433,874
Lumen Technologies, Inc.(b)	622,421	6,790,613
Verizon Communications, Inc.(b)	2,530,822	128,439,216

		229,025,638

Electric Utilities — 1.8%
Alliant Energy Corp.	151,850	8,899,928
American Electric Power Co., Inc.	309,494	29,692,854
Avangrid, Inc.(b)	42,213	1,946,864
Constellation Energy Corp.(b)	196,256	11,237,619
Duke Energy Corp.(b)	463,596	49,702,127
Edison International(b)	227,353	14,377,804
Entergy Corp.	122,127	13,756,385
Evergy, Inc.	132,426	8,640,797
Eversource Energy	208,595	17,620,020
Exelon Corp.(b)	589,633	26,722,168
FirstEnergy Corp.(b)	325,378	12,491,261
Hawaiian Electric Industries, Inc.	68,358	2,795,842
IDACORP, Inc.(b)	30,940	3,277,165
NextEra Energy, Inc.(b)	1,182,186	91,572,128
NRG Energy, Inc.(b)	140,508	5,363,190
OGE Energy Corp.	119,052	4,590,645
PG&E Corp.(a)(b)	924,121	9,222,728
Pinnacle West Capital Corp.(b)	68,468	5,006,380
PPL Corp.	447,002	12,127,164
Southern Co.	638,994	45,566,662
Xcel Energy, Inc.	328,215	23,224,493

		397,834,224

Electrical Equipment — 0.6%
Acuity Brands, Inc.(b)	20,318	3,129,785
AMETEK, Inc.	138,980	15,272,512
ChargePoint Holdings, Inc.(a)(b)	118,298	1,619,500
Eaton Corp. PLC(b)	240,310	30,276,657
Emerson Electric Co.	355,475	28,274,482
Generac Holdings, Inc.(a)	37,034	7,798,620
Hubbell, Inc.(b)	32,709	5,841,173
nVent Electric PLC(b)	97,404	3,051,667
Plug Power, Inc.(a)(b)	307,369	5,093,104
Regal Rexnord Corp.(b)	40,053	4,546,817
Rockwell Automation, Inc.(b)	69,433	13,838,691
Sensata Technologies Holding PLC(b)	91,163	3,765,944
Sunrun, Inc.(a)(b)	128,601	3,004,119
Vertiv Holdings Co.(b)	188,674	1,550,900

		127,063,971

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	352,648	22,703,478
Arrow Electronics, Inc.(a)	40,101	4,494,921
Avnet, Inc.	57,336	2,458,568

20	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
CDW Corp.	81,026	$12,766,456
Cognex Corp.	105,837	4,500,189
Coherent, Inc.(a)	14,722	3,919,291
Corning, Inc.(b)	455,271	14,345,589
II-VI, Inc.(a)	62,654	3,192,221
IPG Photonics Corp.(a)	21,582	2,031,514
Jabil, Inc.	83,968	4,300,001
Keysight Technologies, Inc.(a)	108,962	15,020,412
Littelfuse, Inc.(b)	14,496	3,682,564
National Instruments Corp.(b)	78,742	2,459,113
TD SYNNEX Corp.(b)	25,522	2,325,054
Teledyne Technologies, Inc.(a)	28,064	10,527,087
Trimble, Inc.(a)	151,516	8,822,777
Vontier Corp.(b)	100,593	2,312,633
Zebra Technologies Corp., Class A(a)	31,168	9,161,834

		129,023,702

Energy Equipment & Services — 0.3%
Baker Hughes Co., Class A(b)	558,873	16,134,664
Halliburton Co.	540,536	16,951,209
NOV, Inc.(b)	236,697	4,002,546
Schlumberger NV(b)	850,411	30,410,697

		67,499,116

Entertainment — 1.3%
Activision Blizzard, Inc.	467,777	36,421,117
AMC Entertainment Holdings, Inc., Class A(a)(b)	307,820	4,170,961
Electronic Arts, Inc.	169,406	20,608,240
Liberty Media Corp.-Liberty Formula One, Class A(a)	14,208	823,638
Liberty Media Corp.-Liberty Formula One, Class C(a)(b)	119,474	7,583,015
Live Nation Entertainment, Inc.(a)	91,756	7,577,210
Madison Square Garden Sports Corp.(a)	11,184	1,688,784
Netflix, Inc.(a)	263,593	46,094,508
Playtika Holding Corp.(a)	56,255	744,816
ROBLOX Corp., Class A(a)	262,229	8,616,845
Roku, Inc.(a)(b)	71,386	5,863,646
Spotify Technology SA(a)	85,028	7,978,177
Take-Two Interactive Software, Inc.(a)	95,729	11,729,674
Walt Disney Co.(a)	1,097,139	103,569,922
Warner Bros Discovery, Inc.(a)	1,421,779	19,080,274
World Wrestling Entertainment, Inc., Class A(b)	27,834	1,739,347

		284,290,174

Equity Real Estate Investment Trusts (REITs) — 3.2%
Alexandria Real Estate Equities, Inc.(b)	97,994	14,212,070
American Campus Communities, Inc.	84,467	5,445,587
American Homes 4 Rent, Class A(b)	182,507	6,468,048
American Tower Corp.(b)	279,374	71,405,201
Americold Realty Trust, Inc.(b)	165,318	4,966,153
Apartment Income REIT Corp.	91,954	3,825,286
AvalonBay Communities, Inc.	83,829	16,283,783
Boston Properties, Inc.(b)	93,362	8,307,351
Brixmor Property Group, Inc.	177,879	3,594,935
Camden Property Trust	61,749	8,304,006
Cousins Properties, Inc.(b)	88,389	2,583,610
Crown Castle International Corp.	259,779	43,741,588
CubeSmart(b)	137,114	5,857,510
Digital Realty Trust, Inc.	170,886	22,186,129
Douglas Emmett, Inc.(b)	103,140	2,308,273
Duke Realty Corp.	232,514	12,776,644
EastGroup Properties, Inc.	24,499	3,780,931

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
EPR Properties(b)	44,529	$2,089,746
Equinix, Inc.	54,691	35,933,081
Equity LifeStyle Properties, Inc.	107,033	7,542,616
Equity Residential	221,693	16,010,668
Essex Property Trust, Inc.	39,266	10,268,452
Extra Space Storage, Inc.	79,705	13,559,415
Federal Realty OP LP	47,931	4,588,914
First Industrial Realty Trust, Inc.	78,065	3,706,526
Gaming & Leisure Properties, Inc.	140,795	6,456,859
Healthcare Trust of America, Inc., Class A	139,313	3,888,226
Healthpeak Properties, Inc.	320,542	8,305,243
Highwoods Properties, Inc.	61,629	2,107,096
Host Hotels & Resorts, Inc.(b)	422,450	6,624,016
Hudson Pacific Properties, Inc.(b)	80,397	1,193,091
Invitation Homes, Inc.	367,097	13,061,311
Iron Mountain, Inc.(b)	171,434	8,347,121
JBG SMITH Properties(b)	71,660	1,694,042
Kilroy Realty Corp.(b)	72,044	3,770,063
Kimco Realty Corp.	359,766	7,112,574
Lamar Advertising Co., Class A	52,245	4,595,993
Life Storage, Inc.(b)	50,925	5,686,285
Medical Properties Trust, Inc.(b)	353,116	5,392,081
Mid-America Apartment Communities, Inc.	69,186	12,084,719
National Retail Properties, Inc.	107,203	4,609,729
National Storage Affiliates Trust	50,562	2,531,639
Omega Healthcare Investors, Inc.(b)	140,539	3,961,794
Park Hotels & Resorts, Inc.(b)	137,590	1,867,096
Prologis, Inc.	444,697	52,318,602
Public Storage	94,072	29,413,492
Rayonier, Inc.(b)	86,348	3,227,688
Realty Income Corp.(b)	362,195	24,723,431
Regency Centers Corp.	103,849	6,159,284
Rexford Industrial Realty, Inc.(b)	101,002	5,816,705
SBA Communications Corp.	64,212	20,551,051
Simon Property Group, Inc.	195,103	18,519,177
SL Green Realty Corp.(b)	36,007	1,661,723
Spirit Realty Capital, Inc.	82,461	3,115,377
STORE Capital Corp.(b)	152,825	3,985,676
Sun Communities, Inc.(b)	72,808	11,602,683
UDR, Inc.	190,825	8,785,583
Ventas, Inc.(b)	238,476	12,264,821
VICI Properties, Inc.(b)	580,286	17,286,720
Vornado Realty Trust(b)	108,810	3,110,878
Welltower, Inc.(b)	273,429	22,516,878
Weyerhaeuser Co.	448,391	14,850,710
WP Carey, Inc.(b)	114,546	9,491,282

		702,437,262

Food & Staples Retailing — 1.5%
Albertsons Cos., Inc., Class A(b)	95,989	2,564,826
BJ’s Wholesale Club Holdings, Inc.(a)	79,808	4,973,635
Casey’s General Stores, Inc.	21,920	4,054,762
Costco Wholesale Corp.	266,594	127,773,172
Grocery Outlet Holding Corp.(a)(b)	55,202	2,353,261
Kroger Co.	395,142	18,702,071
Performance Food Group Co.(a)	90,576	4,164,684
Sysco Corp.(b)	305,651	25,891,696
U.S. Foods Holding Corp.(a)	132,403	4,062,124
Walgreens Boots Alliance, Inc.(b)	431,655	16,359,725
Walmart, Inc.	868,036	105,535,817

		316,435,773

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) June 30, 2022	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products — 1.1%
Archer-Daniels-Midland Co.	335,623	$26,044,345
Bunge Ltd.(b)	84,277	7,643,081
Campbell Soup Co.(b)	118,934	5,714,779
Conagra Brands, Inc.	285,862	9,787,915
Darling Ingredients, Inc.(a)	96,697	5,782,481
Flowers Foods, Inc.	111,216	2,927,205
Freshpet, Inc.(a)(b)	27,660	1,435,277
General Mills, Inc.(b)	362,520	27,352,134
Hershey Co.	87,813	18,893,845
Hormel Foods Corp.	173,291	8,207,062
Ingredion, Inc.(b)	40,476	3,568,364
J M Smucker Co.(b)	62,387	7,986,160
Kellogg Co.	152,154	10,854,666
Kraft Heinz Co.(b)	418,259	15,952,398
Lamb Weston Holdings, Inc.	85,773	6,129,339
McCormick & Co., Inc.	151,737	12,632,105
Mondelez International, Inc., Class A	831,944	51,655,403
Pilgrim’s Pride Corp.(a)	28,135	878,656
Post Holdings, Inc.(a)	34,813	2,866,850
Seaboard Corp.	134	520,266
Tyson Foods, Inc., Class A	171,782	14,783,559

		241,615,890

Gas Utilities(b) — 0.1%
Atmos Energy Corp.	83,306	9,338,602
National Fuel Gas Co.	53,314	3,521,390
UGI Corp.	123,764	4,778,528

		17,638,520

Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	1,032,524	112,183,733
ABIOMED, Inc.(a)	26,903	6,658,762
Align Technology, Inc.(a)(b)	47,120	11,151,890
Baxter International, Inc.	304,097	19,532,150
Becton Dickinson & Co.	170,959	42,146,522
Boston Scientific Corp.(a)	859,112	32,019,104
Cooper Cos., Inc.	29,419	9,211,677
DENTSPLY SIRONA, Inc.	128,691	4,598,129
DexCom, Inc.(a)	235,632	17,561,653
Edwards Lifesciences Corp.(a)	371,846	35,358,836
Enovis Corp.(a)(b)	30,447	1,674,585
Envista Holdings Corp.(a)(b)	98,238	3,786,093
Globus Medical, Inc., Class A(a)	47,175	2,648,405
Hologic, Inc.(a)	146,535	10,154,875
ICU Medical, Inc.(a)	11,603	1,907,417
IDEXX Laboratories, Inc.(a)	50,275	17,632,951
Insulet Corp.(a)(b)	41,008	8,937,284
Integra LifeSciences Holdings Corp.(a)	43,254	2,337,014
Intuitive Surgical, Inc.(a)	215,460	43,244,977
Masimo Corp.(a)	30,485	3,983,475
Medtronic PLC	804,808	72,231,518
Novocure Ltd.(a)(b)	61,059	4,243,600
Penumbra, Inc.(a)	21,210	2,641,069
QuidelOrtho Corp.(a)	29,527	2,869,434
ResMed, Inc.(b)	86,551	18,143,686
STERIS PLC	51,264	10,568,074
Stryker Corp.(b)	211,543	42,082,249
Tandem Diabetes Care, Inc.(a)	40,218	2,380,503
Teleflex, Inc.	27,995	6,882,571
Zimmer Biomet Holdings, Inc.(b)	126,882	13,330,223

		562,102,459

Security	Shares	Value

Health Care Providers & Services — 3.2%
Acadia Healthcare Co., Inc.(a)	53,892	$3,644,716
Agilon Health, Inc.(a)(b)	112,760	2,461,551
Amedisys, Inc.(a)	19,446	2,044,164
AmerisourceBergen Corp.	90,385	12,787,670
Cardinal Health, Inc.(b)	162,257	8,481,173
Centene Corp.(a)	350,051	29,617,815
Chemed Corp.	8,975	4,212,775
Cigna Corp.	188,064	49,558,625
CVS Health Corp.	789,304	73,136,909
DaVita, Inc.(a)(b)	34,781	2,781,089
Elevance Health, Inc.	145,147	70,045,039
Encompass Health Corp.(b)	58,260	3,265,473
Guardant Health, Inc.(a)(b)	58,042	2,341,414
HCA Healthcare, Inc.(b)	135,765	22,816,666
Henry Schein, Inc.(a)	81,558	6,258,761
Humana, Inc.	76,109	35,624,340
Laboratory Corp. of America Holdings	55,701	13,054,086
McKesson Corp.	87,337	28,490,203
Molina Healthcare, Inc.(a)	34,990	9,783,554
Oak Street Health, Inc.(a)(b)	69,380	1,140,607
Premier, Inc., Class A	73,783	2,632,578
Quest Diagnostics, Inc.	69,680	9,266,046
Signify Health, Inc., Class A(a)(b)	48,915	675,027
Tenet Healthcare Corp.(a)	63,308	3,327,469
UnitedHealth Group, Inc.	563,226	289,289,770
Universal Health Services, Inc., Class B(b)	38,665	3,893,952

		690,631,472

Health Care Technology(a) — 0.1%
Certara, Inc.(b)	72,883	1,564,069
Change Healthcare, Inc.	152,233	3,510,493
Definitive Healthcare Corp.(b)	20,194	463,049
Doximity, Inc., Class A(b)	57,117	1,988,814
Teladoc Health, Inc.(b)	95,644	3,176,337
Veeva Systems, Inc., Class A(b)	83,949	16,625,260

		27,328,022

Hotels, Restaurants & Leisure — 1.9%
Airbnb, Inc., Class A(a)(b)	225,443	20,082,462
Aramark	140,281	4,296,807
Booking Holdings, Inc.(a)	24,452	42,766,304
Boyd Gaming Corp.	47,793	2,377,702
Caesars Entertainment, Inc.(a)(b)	121,108	4,638,436
Carnival Corp.(a)(b)	522,960	4,523,604
Chipotle Mexican Grill, Inc.(a)	16,745	21,890,069
Choice Hotels International, Inc.(b)	20,196	2,254,480
Churchill Downs, Inc.	21,745	4,164,820
Darden Restaurants, Inc.	74,206	8,394,183
Domino’s Pizza, Inc.(b)	21,395	8,337,845
DraftKings, Inc., Class A(a)	225,707	2,634,001
Expedia Group, Inc.(a)	90,077	8,542,002
Hilton Worldwide Holdings, Inc.	163,883	18,263,122
Hyatt Hotels Corp., Class A(a)	30,663	2,266,302
Las Vegas Sands Corp.(a)(b)	201,814	6,778,932
Marriott International, Inc., Class A	165,658	22,531,145
Marriott Vacations Worldwide Corp.(b)	25,398	2,951,248
McDonald’s Corp.	444,991	109,859,378
MGM Resorts International	211,977	6,136,734
Norwegian Cruise Line Holdings Ltd.(a)(b)	249,095	2,769,936
Penn National Gaming, Inc.(a)(b)	103,032	3,134,233
Planet Fitness, Inc., Class A(a)(b)	51,338	3,491,497
Royal Caribbean Cruises Ltd.(a)(b)	131,078	4,575,933
Six Flags Entertainment Corp.(a)	45,434	985,918

22	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Starbucks Corp.(b)	690,464	$52,744,545
Travel & Leisure Co.	50,043	1,942,669
Vail Resorts, Inc.	24,327	5,304,502
Wendy’s Co.(b)	106,639	2,013,344
Wyndham Hotels & Resorts, Inc.	55,385	3,639,902
Wynn Resorts Ltd.(a)(b)	63,466	3,616,293
Yum! Brands, Inc.	172,468	19,576,843

		407,485,191

Household Durables — 0.3%
D.R. Horton, Inc.(b)	195,642	12,949,544
Garmin Ltd.	93,739	9,209,857
Leggett & Platt, Inc.(b)	80,336	2,778,019
Lennar Corp., B Shares	10,779	632,835
Lennar Corp., Class A(b)	154,371	10,893,962
Mohawk Industries, Inc.(a)	31,325	3,887,119
Newell Brands, Inc.(b)	230,461	4,387,977
NVR, Inc.(a)	1,791	7,171,415
PulteGroup, Inc.	140,825	5,580,895
Tempur Sealy International, Inc.(b)	103,785	2,217,885
Toll Brothers, Inc.(b)	65,510	2,921,746
TopBuild Corp.(a)(b)	19,878	3,322,807
Whirlpool Corp.(b)	32,752	5,072,302

		71,026,363

Household Products — 1.4%
Church & Dwight Co., Inc.	145,100	13,444,966
Clorox Co.(b)	74,654	10,524,721
Colgate-Palmolive Co.	498,451	39,945,863
Kimberly-Clark Corp.	202,529	27,371,794
Procter & Gamble Co.	1,439,129	206,932,359
Reynolds Consumer Products, Inc.(b)	33,158	904,219
Spectrum Brands Holdings, Inc.	24,767	2,031,389

		301,155,311

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	407,375	8,558,949
Brookfield Renewable Corp., Class A(b)	74,835	2,664,874
Vistra Corp.(b)	253,920	5,802,072

		17,025,895

Industrial Conglomerates — 0.7%
3M Co.	341,715	44,221,338
General Electric Co.	659,382	41,982,852
Honeywell International, Inc.	410,046	71,270,095

		157,474,285

Insurance — 2.3%
Aflac, Inc.(b)	384,472	21,272,836
Alleghany Corp.(a)	7,794	6,493,181
Allstate Corp.(b)	165,003	20,910,830
American Financial Group, Inc.(b)	41,134	5,709,811
American International Group, Inc.	476,967	24,387,323
Aon PLC, Class A	126,650	34,154,972
Arch Capital Group Ltd.(a)(b)	214,715	9,767,385
Arthur J Gallagher & Co.	125,171	20,407,880
Assurant, Inc.(b)	32,851	5,678,295
Assured Guaranty Ltd.(b)	35,574	1,984,673
Axis Capital Holdings Ltd.	48,597	2,774,403
Brighthouse Financial, Inc.(a)	47,261	1,938,646
Brown & Brown, Inc.	143,607	8,378,032
Chubb Ltd.	253,869	49,905,568
Cincinnati Financial Corp.(b)	94,985	11,301,315
CNA Financial Corp.	18,457	828,719

Security	Shares	Value

Insurance (continued)
Erie Indemnity Co., Class A	14,959	$2,874,970
Everest Re Group Ltd.	23,137	6,484,838
Fidelity National Financial, Inc.	159,588	5,898,373
First American Financial Corp.	62,339	3,298,980
Globe Life, Inc.	53,899	5,253,536
Hanover Insurance Group, Inc.	20,904	3,057,210
Hartford Financial Services Group, Inc.	198,855	13,011,083
Kemper Corp.(b)	37,792	1,810,237
Lincoln National Corp.	102,079	4,774,235
Loews Corp.	120,990	7,169,867
Markel Corp.(a)	8,088	10,459,806
Marsh & McLennan Cos., Inc.	301,787	46,852,432
MetLife, Inc.	412,803	25,919,900
Old Republic International Corp.	166,736	3,728,217
Primerica, Inc.(b)	22,855	2,735,515
Principal Financial Group, Inc.(b)	148,966	9,949,439
Progressive Corp.	351,512	40,870,300
Prudential Financial, Inc.(b)	223,582	21,392,326
Reinsurance Group of America, Inc.	40,887	4,795,636
RenaissanceRe Holdings Ltd.	26,261	4,106,433
Ryan Specialty Holdings, Inc.(a)	48,982	1,919,605
Travelers Cos., Inc.	144,175	24,384,318
Unum Group(b)	122,859	4,179,663
W R Berkley Corp.	123,701	8,443,830
White Mountains Insurance Group Ltd.(b)	1,716	2,138,359
Willis Towers Watson PLC(b)	66,058	13,039,189

		504,442,166

Interactive Media & Services(a) — 4.7%
Alphabet, Inc., Class A	181,103	394,670,524
Alphabet, Inc., Class C	165,396	361,795,480
IAC/InterActiveCorp.(b)	47,168	3,583,353
Match Group, Inc.	172,545	12,024,661
Meta Platforms, Inc., Class A	1,380,686	222,635,617
Pinterest, Inc., Class A	341,205	6,196,283
TripAdvisor, Inc.	67,663	1,204,401
Twitter, Inc.	450,127	16,830,249
ZoomInfo Technologies, Inc., CLass A	163,712	5,441,787

		1,024,382,355

Internet & Direct Marketing Retail — 2.8%
Amazon.com, Inc.(a)	5,351,995	568,435,389
DoorDash, Inc., Class A(a)	148,870	9,552,988
eBay, Inc.	338,763	14,116,254
Etsy, Inc.(a)(b)	76,446	5,596,612
Wayfair, Inc., Class A(a)(b)	47,080	2,050,805

		599,752,048

IT Services — 4.4%
Accenture PLC, Class A	381,536	105,933,470
Affirm Holdings, Inc.(a)	104,565	1,888,444
Akamai Technologies, Inc.(a)(b)	96,019	8,769,415
Amdocs Ltd.(b)	72,936	6,076,298
Automatic Data Processing, Inc.	251,419	52,808,047
Block, Inc.(a)(b)	311,756	19,160,524
Broadridge Financial Solutions, Inc.	70,355	10,029,105
Cloudflare, Inc., Class A(a)	166,449	7,282,144
Cognizant Technology Solutions Corp., Class A	313,228	21,139,758
Concentrix Corp.(b)	25,359	3,439,695
DXC Technology Co.(a)	145,102	4,398,042
EPAM Systems, Inc.(a)	33,160	9,774,905
Euronet Worldwide, Inc.(a)	28,665	2,883,412
Fidelity National Information Services, Inc.	367,247	33,665,532

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) June 30, 2022	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Fiserv, Inc.(a)	358,221	$31,870,922
FleetCor Technologies, Inc.(a)	44,823	9,417,761
Gartner, Inc.(a)	46,558	11,259,121
Genpact Ltd.	111,057	4,704,374
Global Payments, Inc.(b)	168,374	18,628,899
Globant SA(a)(b)	24,168	4,205,232
GoDaddy, Inc., Class A(a)	96,417	6,706,766
International Business Machines Corp.	541,882	76,508,320
Jack Henry & Associates, Inc.	43,585	7,846,172
Kyndryl Holdings, Inc.(a)(b)	107,341	1,049,795
Mastercard, Inc., Class A	518,345	163,527,481
MongoDB, Inc.(a)(b)	37,815	9,812,992
Okta, Inc.(a)	75,956	6,866,422
Paychex, Inc.	194,524	22,150,448
PayPal Holdings, Inc.(a)	697,101	48,685,534
Shift4 Payments, Inc., Class A(a)(b)	33,579	1,110,122
Snowflake, Inc., Class A(a)(b)	118,313	16,452,606
SS&C Technologies Holdings, Inc.	134,987	7,838,695
Switch, Inc., Class A(b)	86,115	2,884,852
Thoughtworks Holding, Inc.(a)(b)	50,705	715,448
Toast, Inc., Class A(a)	134,649	1,742,358
Twilio, Inc., Class A(a)(b)	102,175	8,563,287
VeriSign, Inc.(a)	57,112	9,556,551
Visa, Inc., Class A(b)	991,313	195,179,617
Western Union Co.	232,328	3,826,442
WEX, Inc.(a)	26,704	4,154,074
Wix.com Ltd.(a)(b)	31,474	2,063,121

		964,576,203

Leisure Products — 0.1%
Brunswick Corp.	46,500	3,040,170
Hasbro, Inc.(b)	79,021	6,470,240
Mattel, Inc.(a)(b)	210,937	4,710,223
Peloton Interactive, Inc., Class A(a)(b)	184,450	1,693,251
Polaris, Inc.(b)	33,964	3,371,946
YETI Holdings, Inc.(a)(b)	50,418	2,181,587

		21,467,417

Life Sciences Tools & Services — 1.9%
10X Genomics, Inc., Class A(a)	54,163	2,450,876
Agilent Technologies, Inc.	179,419	21,309,595
Avantor, Inc.(a)	366,819	11,408,071
Azenta, Inc.(b)	45,209	3,259,569
Bio-Rad Laboratories, Inc., Class A(a)	12,965	6,417,675
Bio-Techne Corp.	23,219	8,048,634
Bruker Corp.	64,800	4,066,848
Charles River Laboratories International, Inc.(a)	30,758	6,581,289
Danaher Corp.	389,788	98,819,054
Illumina, Inc.(a)	94,810	17,479,172
IQVIA Holdings, Inc.(a)	113,272	24,578,891
Maravai LifeSciences Holdings, Inc., Class A(a)	64,873	1,843,042
Mettler-Toledo International, Inc.(a)	13,517	15,527,924
PerkinElmer, Inc.	75,860	10,788,809
QIAGEN NV(a)	138,381	6,531,583
Repligen Corp.(a)	32,993	5,358,063
Sotera Health Co.(a)(b)	62,387	1,222,161
Syneos Health, Inc.(a)	61,881	4,435,630
Thermo Fisher Scientific, Inc.	235,601	127,997,311
Waters Corp.(a)	36,328	12,023,842
West Pharmaceutical Services, Inc.	44,866	13,566,132

		403,714,171

Machinery — 1.6%
AGCO Corp.	38,404	3,790,475

Security	Shares	Value

Machinery (continued)
Allison Transmission Holdings, Inc.(b)	60,337	$2,319,958
Ardagh Group SA(a)	6,425	75,365
Caterpillar, Inc.(b)	321,144	57,407,701
Crane Holdings Co.(b)	27,350	2,394,766
Cummins, Inc.(b)	85,080	16,465,532
Deere & Co.(b)	168,788	50,546,942
Donaldson Co., Inc.	72,646	3,497,178
Dover Corp.	86,331	10,473,677
Esab Corp.(b)	31,502	1,378,212
Flowserve Corp.(b)	76,186	2,181,205
Fortive Corp.	213,714	11,621,767
Gates Industrial Corp. PLC(a)(b)	57,948	626,418
Graco, Inc.	102,202	6,071,821
IDEX Corp.	46,247	8,399,843
Illinois Tool Works, Inc.	186,539	33,996,733
Ingersoll Rand, Inc.(b)	241,997	10,183,234
ITT, Inc.	49,721	3,343,240
Lincoln Electric Holdings, Inc.(b)	33,675	4,154,148
Middleby Corp.(a)(b)	31,994	4,010,768
Nordson Corp.	34,586	7,001,590
Oshkosh Corp.	39,244	3,223,502
Otis Worldwide Corp.	255,168	18,032,723
PACCAR, Inc.	205,261	16,901,191
Parker-Hannifin Corp.	77,025	18,952,001
Pentair PLC	99,452	4,551,918
Snap-on, Inc.(b)	32,117	6,328,013
Stanley Black & Decker, Inc.	89,834	9,419,993
Timken Co.	39,671	2,104,547
Toro Co.	63,877	4,841,238
Westinghouse Air Brake Technologies Corp.	107,903	8,856,678
Xylem, Inc.(b)	107,799	8,427,726

		341,580,103

Marine — 0.0%
Kirby Corp.(a)(b)	36,738	2,235,140

Media — 1.0%
Altice USA, Inc., Class A(a)	121,027	1,119,500
Cable One, Inc.	3,544	4,569,350
Charter Communications, Inc., Class A(a)	69,609	32,613,905
Comcast Corp., Class A	2,677,667	105,071,653
DISH Network Corp., Class A(a)(b)	146,429	2,625,472
Fox Corp., Class A(b)	189,060	6,080,170
Fox Corp., Class B	84,355	2,505,343
Interpublic Group of Cos., Inc.(b)	237,375	6,534,934
Liberty Broadband Corp., Class A(a)(b)	13,216	1,500,677
Liberty Broadband Corp., Class C(a)	76,805	8,881,730
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	44,699	1,610,952
Liberty Media Corp.-Liberty SiriusXM, Class C(a)	92,070	3,319,123
New York Times Co., Class A	100,124	2,793,460
News Corp., Class A	228,637	3,562,164
News Corp., Class B(b)	71,927	1,142,920
Nexstar Media Group, Inc., Class A(b)	23,858	3,885,991
Omnicom Group, Inc.	123,910	7,881,915
Paramount Global, Class A(b)	7,797	212,546
Paramount Global, Class B(b)	349,585	8,627,758
Sirius XM Holdings, Inc.(b)	422,478	2,589,790

		207,129,353

Metals & Mining — 0.5%
Alcoa Corp.(b)	110,070	5,016,991
Cleveland-Cliffs, Inc.(a)(b)	308,741	4,745,349
Freeport-McMoRan, Inc.	870,056	25,457,839

24	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
MP Materials Corp.(a)	54,038	$1,733,539
Newmont Corp.(b)	478,190	28,533,597
Nucor Corp.(b)	160,419	16,749,348
Reliance Steel & Aluminum Co.	36,705	6,234,711
Royal Gold, Inc.(b)	39,119	4,177,127
Southern Copper Corp.(b)	50,271	2,503,998
SSR Mining, Inc.	126,267	2,108,659
Steel Dynamics, Inc.(b)	106,576	7,050,002
U.S. Steel Corp.(b)	150,658	2,698,285

		107,009,445

Mortgage Real Estate Investment Trusts (REITs)(b) — 0.1%
AGNC Investment Corp.	314,083	3,476,899
Annaly Capital Management, Inc.	954,940	5,643,695
New Residential Investment Corp.	260,622	2,428,997
Starwood Property Trust, Inc.	172,583	3,605,259

		15,154,850

Multiline Retail — 0.5%
Dollar General Corp.(b)	137,661	33,787,516
Dollar Tree, Inc.(a)	127,965	19,943,345
Kohl’s Corp.(b)	76,214	2,720,078
Macy’s, Inc.	169,507	3,105,368
Nordstrom, Inc.(b)	70,287	1,485,164
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	36,315	2,133,506
Target Corp.	278,850	39,381,986

		102,556,963

Multi-Utilities — 0.9%
Ameren Corp.(b)	154,837	13,991,071
CenterPoint Energy, Inc.(b)	375,379	11,103,711
CMS Energy Corp.(b)	172,873	11,668,928
Consolidated Edison, Inc.	214,091	20,360,054
Dominion Energy, Inc.	488,272	38,968,988
DTE Energy Co.	115,421	14,629,612
NiSource, Inc.(b)	241,871	7,132,776
Public Service Enterprise Group, Inc.	300,104	18,990,581
Sempra Energy(b)	189,364	28,455,728
WEC Energy Group, Inc.	189,015	19,022,470

		184,323,919

Oil, Gas & Consumable Fuels — 3.9%
Antero Midstream Corp.(b)	194,309	1,758,497
Antero Resources Corp.(a)	175,072	5,365,957
APA Corp.(b)	200,756	7,006,384
Cheniere Energy, Inc.	152,481	20,284,547
Chesapeake Energy Corp.	75,962	6,160,518
Chevron Corp.	1,183,341	171,324,110
ConocoPhillips	779,067	69,968,007
Continental Resources, Inc.(b)	21,469	1,402,999
Coterra Energy, Inc.(b)	477,946	12,326,227
Devon Energy Corp.	395,816	21,813,420
Diamondback Energy, Inc.	107,254	12,993,822
DT Midstream, Inc.(a)(b)	56,450	2,767,179
Enviva, Inc.(b)	18,229	1,043,063
EOG Resources, Inc.(b)	352,108	38,886,808
EQT Corp.	219,516	7,551,350
Exxon Mobil Corp.	2,538,500	217,397,140
Hess Corp.(b)	169,409	17,947,190
HF Sinclair Corp.	89,403	4,037,440
Kinder Morgan, Inc.(b)	1,196,796	20,058,301
Marathon Oil Corp.	429,668	9,658,937
Marathon Petroleum Corp.	325,152	26,730,746

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
New Fortress Energy, Inc.	28,697	$1,135,540
Occidental Petroleum Corp.(b)	492,505	28,998,694
ONEOK, Inc.(b)	269,178	14,939,379
Ovintiv, Inc.	153,895	6,800,620
PDC Energy, Inc.	56,350	3,471,724
Phillips 66	289,521	23,737,827
Pioneer Natural Resources Co.(b)	145,028	32,352,846
Range Resources Corp.(a)	156,606	3,875,999
Southwestern Energy Co.(a)	662,850	4,142,813
Targa Resources Corp.	136,433	8,140,957
Texas Pacific Land Corp.(b)	3,508	5,219,974
Valero Energy Corp.	241,308	25,646,214
Williams Cos., Inc.(b)	732,829	22,871,593

		857,816,822

Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.(b)	48,484	2,541,046

Personal Products — 0.2%
Coty, Inc., Class A(a)	211,410	1,693,394
Estee Lauder Cos., Inc., Class A	138,153	35,183,425
Olaplex Holdings, Inc.(a)(b)	74,023	1,042,984

		37,919,803

Pharmaceuticals — 4.4%
Bristol-Myers Squibb Co.	1,282,388	98,743,876
Catalent, Inc.(a)	102,659	11,014,284
Elanco Animal Health, Inc.(a)(b)	266,697	5,235,262
Eli Lilly & Co.	507,368	164,503,927
Jazz Pharmaceuticals PLC(a)	36,536	5,699,982
Johnson & Johnson	1,584,718	281,303,292
Merck & Co., Inc.(b)	1,523,251	138,874,794
Organon & Co.	153,927	5,195,036
Perrigo Co. PLC	83,283	3,378,791
Pfizer, Inc.(b)	3,403,298	178,434,914
Royalty Pharma PLC, Class A	218,645	9,191,836
Viatris, Inc.	738,524	7,732,346
Zoetis, Inc., Class A	283,497	48,730,299

		958,038,639

Professional Services — 0.5%
Booz Allen Hamilton Holding Corp.	79,467	7,180,638
CACI International, Inc., Class A(a)	13,905	3,918,151
Clarivate PLC(a)	286,826	3,975,408
CoStar Group, Inc.(a)	237,858	14,369,002
Dun & Bradstreet Holdings, Inc.(a)(b)	149,741	2,250,607
Equifax, Inc.	72,716	13,291,030
FTI Consulting, Inc.(a)(b)	20,290	3,669,447
Jacobs Engineering Group, Inc.	76,136	9,679,170
KBR, Inc.	82,564	3,995,272
Leidos Holdings, Inc.	81,138	8,171,408
ManpowerGroup, Inc.	31,630	2,416,848
Nielsen Holdings PLC	218,845	5,081,581
Robert Half International, Inc.	64,852	4,856,766
Science Applications International Corp.(b)	32,968	3,069,321
TransUnion	116,750	9,338,832
Verisk Analytics, Inc.(b)	93,795	16,234,977

		111,498,458

Real Estate Management & Development(a) — 0.1%
CBRE Group, Inc., Class A	199,449	14,681,441
Howard Hughes Corp.(b)	22,290	1,516,835
Jones Lang LaSalle, Inc.	29,751	5,202,260
Opendoor Technologies, Inc.(b)	279,919	1,318,418

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) June 30, 2022	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development (continued)
WeWork, Inc., Class A(b)	77,407	$388,583
Zillow Group, Inc., Class A	33,710	1,072,315
Zillow Group, Inc., Class C(b)	98,592	3,130,296

		27,310,148

Road & Rail — 1.0%
AMERCO(b)	5,406	2,585,311
Avis Budget Group, Inc.(a)	17,711	2,604,934
CSX Corp.	1,307,790	38,004,377
Hertz Global Holdings, Inc.(a)(b)	138,761	2,197,974
JB Hunt Transport Services, Inc.	49,943	7,864,524
Knight-Swift Transportation Holdings, Inc.	94,776	4,387,181
Landstar System, Inc.(b)	21,743	3,161,867
Lyft, Inc., Class A(a)	186,875	2,481,700
Norfolk Southern Corp.	143,171	32,541,337
Old Dominion Freight Line, Inc.(b)	61,556	15,775,572
Ryder System, Inc.	29,094	2,067,420
Schneider National, Inc., Class B	30,004	671,490
Uber Technologies, Inc.(a)	1,137,585	23,274,989
Union Pacific Corp.	378,016	80,623,252
XPO Logistics, Inc.(a)(b)	61,561	2,964,778

		221,206,706

Semiconductors & Semiconductor Equipment — 4.6%
Advanced Micro Devices, Inc.(a)	972,562	74,371,816
Allegro MicroSystems, Inc.(a)(b)	31,835	658,666
Analog Devices, Inc.	314,306	45,916,964
Applied Materials, Inc.	530,919	48,303,011
Broadcom, Inc.(b)	240,451	116,813,500
Cirrus Logic, Inc.(a)	34,221	2,482,391
Enphase Energy, Inc.(a)	78,444	15,315,407
Entegris, Inc.	82,259	7,578,522
First Solar, Inc.(a)	63,508	4,326,800
Globalfoundries, Inc.(a)(b)	37,213	1,501,172
Intel Corp.	2,464,083	92,181,345
KLA Corp.(b)	89,836	28,664,871
Lam Research Corp.	83,422	35,550,285
Lattice Semiconductor Corp.(a)	80,825	3,920,012
Marvell Technology, Inc.	510,596	22,226,244
Microchip Technology, Inc.(b)	324,289	18,834,705
Micron Technology, Inc.(b)	671,484	37,119,635
MKS Instruments, Inc.	34,149	3,504,712
Monolithic Power Systems, Inc.	27,041	10,384,826
NVIDIA Corp.	1,450,112	219,822,478
ON Semiconductor Corp.(a)(b)	262,680	13,215,431
Qorvo, Inc.(a)	65,095	6,139,760
Qualcomm, Inc.	674,706	86,186,944
Skyworks Solutions, Inc.	95,726	8,868,057
Teradyne, Inc.	96,981	8,684,649
Texas Instruments, Inc.	555,187	85,304,483
Universal Display Corp.	26,964	2,727,139
Wolfspeed, Inc.(a)(b)	69,721	4,423,797

		1,005,027,622

Software — 9.3%
Adobe, Inc.(a)	284,153	104,017,047
Alteryx, Inc., Class A(a)(b)	35,262	1,707,386
ANSYS, Inc.(a)	52,448	12,550,282
AppLovin Corp., Class A(a)(b)	133,990	4,614,616
Aspen Technology, Inc.(a)(b)	17,386	3,193,460
Atlassian Corp. PLC, Class A(a)(b)	82,636	15,485,986
Autodesk, Inc.(a)	130,971	22,521,773
Avalara, Inc.(a)	53,071	3,746,813

Security	Shares	Value

Software (continued)
Bentley Systems, Inc., Class B(b)	100,418	$3,343,919
Bill.Com Holdings, Inc.(a)(b)	58,688	6,452,159
Black Knight, Inc.(a)	92,960	6,078,654
Cadence Design Systems, Inc.(a)	164,136	24,625,324
CCC Intelligent Solutions Holdings, Inc.(a)	100,713	926,560
CDK Global, Inc.	70,383	3,854,877
Ceridian HCM Holding, Inc.(a)	84,146	3,961,594
Citrix Systems, Inc.	76,214	7,405,714
Confluent, Inc., Class A(a)	73,974	1,719,156
Coupa Software, Inc.(a)	45,608	2,604,217
Crowdstrike Holdings, Inc., Class A(a)(b)	126,488	21,320,817
Datadog, Inc., Class A(a)	155,479	14,807,820
DocuSign, Inc.(a)	118,972	6,826,613
Dolby Laboratories, Inc., Class A(b)	38,321	2,742,251
DoubleVerify Holdings, Inc.(a)(b)	38,177	865,473
Dropbox, Inc., Class A(a)	163,937	3,441,038
Dynatrace, Inc.(a)	119,957	4,731,104
Elastic NV(a)	47,015	3,181,505
Fair Isaac Corp.(a)	15,283	6,126,955
Five9, Inc.(a)	41,693	3,799,900
Fortinet, Inc.(a)	400,490	22,659,724
Guidewire Software, Inc.(a)	49,364	3,504,350
HubSpot, Inc.(a)	27,607	8,300,045
Informatica, Inc., Class A(a)(b)	18,554	385,367
Intuit, Inc.	165,932	63,956,830
Jamf Holding Corp.(a)(b)	42,816	1,060,552
Mandiant, Inc.(a)	140,862	3,073,609
Manhattan Associates, Inc.(a)	37,347	4,279,966
Microsoft Corp.	4,505,549	1,157,160,150
nCino, Inc.(a)(b)	32,187	995,222
NCR Corp.(a)	79,246	2,465,343
New Relic, Inc.(a)	30,316	1,517,316
NortonLifeLock, Inc.(b)	342,420	7,519,543
Nutanix, Inc., Class A(a)(b)	125,313	1,833,329
Oracle Corp.	910,854	63,641,369
Palantir Technologies, Inc., Class A(a)(b)	1,077,525	9,773,152
Palo Alto Networks, Inc.(a)(b)	58,302	28,797,690
Paycom Software, Inc.(a)	30,496	8,542,539
Paycor HCM, Inc.(a)(b)	32,514	845,364
Paylocity Holding Corp.(a)	23,564	4,110,033
Pegasystems, Inc.(b)	24,451	1,169,736
Procore Technologies, Inc.(a)(b)	41,601	1,888,269
PTC, Inc.(a)	62,926	6,691,551
RingCentral, Inc., Class A(a)	49,946	2,610,178
Roper Technologies, Inc.	63,290	24,977,398
Salesforce, Inc.(a)	579,498	95,640,350
SentinelOne, Inc., Class A(a)	102,109	2,382,203
ServiceNow, Inc.(a)	120,561	57,329,167
Smartsheet, Inc., Class A(a)(b)	75,310	2,366,993
Splunk, Inc.(a)	96,306	8,519,229
Synopsys, Inc.(a)	91,731	27,858,705
Teradata Corp.(a)(b)	62,987	2,331,149
Trade Desk, Inc., Class A(a)	264,677	11,087,320
Tyler Technologies, Inc.(a)	24,751	8,229,212
UiPath, Inc., Class A(a)	222,238	4,042,509
Unity Software, Inc.(a)(b)	124,067	4,568,147
VMware, Inc., Class A	126,330	14,399,093
Workday, Inc., Class A(a)	117,183	16,356,403
Zendesk, Inc.(a)(b)	72,811	5,393,111

26	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Zoom Video Communications, Inc., Class A(a)	152,368	$16,451,173
Zscaler, Inc.(a)(b)	49,580	7,412,706

		2,012,779,108

Specialty Retail — 2.0%
Advance Auto Parts, Inc.(b)	36,907	6,388,233
AutoNation, Inc.(a)	24,067	2,689,728
AutoZone, Inc.(a)	11,925	25,628,256
Bath & Body Works, Inc.	143,207	3,855,133
Best Buy Co., Inc.(b)	119,739	7,805,785
Burlington Stores, Inc.(a)(b)	39,684	5,406,151
CarMax, Inc.(a)(b)	96,683	8,747,878
Carvana Co.(a)(b)	62,123	1,402,737
Dick’s Sporting Goods, Inc.(b)	32,218	2,428,271
Five Below, Inc.(a)(b)	32,794	3,719,823
Floor & Decor Holdings, Inc., Class A(a)	61,940	3,899,742
GameStop Corp., Class A(a)(b)	40,897	5,001,703
Gap, Inc.(b)	121,344	999,875
Home Depot, Inc.	622,171	170,642,840
Leslie’s, Inc.(a)(b)	94,145	1,429,121
Lithia Motors, Inc.(b)	16,974	4,664,625
Lowe’s Cos., Inc.(b)	398,277	69,567,044
O’Reilly Automotive, Inc.(a)	39,301	24,828,800
Penske Automotive Group, Inc.	16,349	1,711,577
Petco Health & Wellness Co., Inc.(a)(b)	47,926	706,429
RH(a)	10,347	2,196,254
Ross Stores, Inc.	208,654	14,653,770
TJX Cos., Inc.	706,912	39,481,035
Tractor Supply Co.	67,730	13,129,461
Ulta Beauty, Inc.(a)	31,163	12,012,713
Victoria’s Secret & Co.(a)	49,253	1,377,606
Williams-Sonoma, Inc.(b)	41,427	4,596,326

		438,970,916

Technology Hardware, Storage & Peripherals — 6.1%
Apple, Inc.	9,207,511	1,258,850,904
Dell Technologies, Inc., Class C	161,021	7,440,780
Hewlett Packard Enterprise Co.(b)	783,793	10,393,095
HP, Inc.(b)	634,281	20,791,731
NetApp, Inc.	133,378	8,701,581
Pure Storage, Inc., Class A(a)	167,024	4,294,187
Western Digital Corp.(a)	190,479	8,539,174

		1,319,011,452

Textiles, Apparel & Luxury Goods — 0.6%
Capri Holdings Ltd.(a)	84,846	3,479,534
Carter’s, Inc.(b)	23,015	1,622,097
Columbia Sportswear Co.(b)	21,331	1,526,873
Deckers Outdoor Corp.(a)	16,638	4,248,513
Hanesbrands, Inc.(b)	203,689	2,095,960
Lululemon Athletica, Inc.(a)	67,303	18,347,471
NIKE, Inc., Class B	737,807	75,403,875
PVH Corp.	42,093	2,395,092
Ralph Lauren Corp., Class A(b)	27,530	2,468,065
Skechers USA, Inc., Class A(a)	80,757	2,873,334
Tapestry, Inc.(b)	161,902	4,941,249
Under Armour, Inc., Class A(a)	103,529	862,397
Under Armour, Inc., Class C(a)	128,526	974,227
VF Corp.(b)	208,238	9,197,872

		130,436,559

Thrifts & Mortgage Finance — 0.0%
MGIC Investment Corp.	181,135	2,282,301

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
New York Community Bancorp, Inc.(b)	271,919	$2,482,620
Rocket Cos., Inc., Class A(b)	81,478	599,678
TFS Financial Corp.	35,153	482,651
UWM Holdings Corp.(b)	64,344	227,778

		6,075,028

Tobacco — 0.6%
Altria Group, Inc.	1,090,568	45,553,025
Philip Morris International, Inc.	933,063	92,130,641

		137,683,666

Trading Companies & Distributors — 0.3%
Air Lease Corp.	63,100	2,109,433
Core & Main, Inc., Class A(a)(b)	37,539	837,120
Fastenal Co.(b)	344,499	17,197,390
MSC Industrial Direct Co., Inc., Class A	27,634	2,075,590
SiteOne Landscape Supply, Inc.(a)(b)	26,234	3,118,436
United Rentals, Inc.(a)	42,563	10,338,978
Univar Solutions, Inc.(a)	100,479	2,498,913
W.W.Grainger, Inc.(b)	27,503	12,498,188
Watsco, Inc.(b)	19,901	4,752,757
WESCO International, Inc.(a)	26,533	2,841,684

		58,268,489

Water Utilities — 0.1%
American Water Works Co., Inc.(b)	110,081	16,376,750
Essential Utilities, Inc.	140,970	6,463,475

		22,840,225

Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.(a)	358,716	48,261,651

Total Common Stocks — 97.8% (Cost: $14,880,055,694)		21,277,937,181

Investment Companies

Equity Real Estate Investment Trusts (REITs) — 0.6%
iShares Russell 1000 ETF(b)(c)	659,578	137,033,926

Total Investment Companies — 0.6% (Cost: $137,580,634)		137,033,926

Total Long-Term Investments — 98.4% (Cost: $15,017,636,328)		21,414,971,107

Short-Term Securities

Money Market Funds — 8.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.64%(c)(d)	1,754,729,133	1,754,553,660
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.38%(c)(d)	171,389,122	171,389,122

Total Short-Term Securities — 8.9% (Cost: $1,925,896,708)		1,925,942,782

Total Investments — 107.3% (Cost: $16,943,533,036)		23,340,913,889

Liabilities in Excess of Other Assets — (7.3)%		(1,589,659,202)

Net Assets — 100.0%		$21,751,254,687

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Master Portfolio.
(d)	Annualized 7-day yield as of period end.

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) June 30, 2022	Large Cap Index Master Portfolio

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Master Portfolio during the six months ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash
Funds: Institutional, SL Agency Shares	$1,584,757,900	$170,549,228	(a)	$—		$(598,710)	$(154,758)	$1,754,553,660	1,754,729,133	$2,065,519	(b)	$—
BlackRock Cash
Funds: Treasury, SL Agency Shares.	227,588,973	—		(56,199,851	)(a)	—	—	171,389,122	171,389,122	302,429		—
BlackRock, Inc.	70,074,216	9,571,710		—		—	(24,617,944)	55,027,982	90,352	808,669		—
iShares Russell 1000 ETF	229,918,183	1,705,357,200		(1,747,222,040)		(17,934,922)	(33,084,495)	137,033,926	659,578	1,241,888		—

						$(18,533,632)	$(57,857,197)	$2,118,004,690		$4,418,505		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 400 E-Mini Index	53	09/16/22	$12,020	$(437,808)
S&P 500 E-Mini Index	812	09/16/22	153,854	(2,441,027)

				$(2,878,835)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$2,878,835	$—	$—	$—	$2,878,835

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Master Portfolio Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in net unrealized appreciation (depreciation).

28	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	Large Cap Index Master Portfolio

For the period ended June 30, 2022, the effect of derivative financial instruments in the Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$(24,862,920)	$—	$—	$—	$(24,862,920)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts.	$—	$—	$(5,456,722)	$—	$—	$—	$(5,456,722)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$172,820,504

For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$361,134,648	$—	$—	$361,134,648
Air Freight & Logistics	133,844,781	—	—	133,844,781
Airlines	41,754,244	—	—	41,754,244
Auto Components	28,894,755	—	—	28,894,755
Automobiles	411,096,718	—	—	411,096,718
Banks	771,223,676	—	—	771,223,676
Beverages	364,222,398	—	—	364,222,398
Biotechnology	504,807,107	—	—	504,807,107
Building Products	110,437,283	—	—	110,437,283
Capital Markets	659,404,209	—	—	659,404,209
Chemicals	378,052,026	—	—	378,052,026
Commercial Services & Supplies	108,547,077	—	—	108,547,077
Communications Equipment	162,566,252	—	—	162,566,252
Construction & Engineering	28,740,807	—	—	28,740,807
Construction Materials	24,943,199	—	—	24,943,199
Consumer Finance	116,791,620	—	—	116,791,620
Containers & Packaging	84,592,302	—	—	84,592,302
Distributors	27,165,338	—	—	27,165,338
Diversified Consumer Services	19,089,726	—	—	19,089,726
Diversified Financial Services	319,525,276	—	—	319,525,276
Diversified Telecommunication Services	229,025,638	—	—	229,025,638
Electric Utilities	397,834,224	—	—	397,834,224
Electrical Equipment	127,063,971	—	—	127,063,971
Electronic Equipment, Instruments & Components	129,023,702	—	—	129,023,702
Energy Equipment & Services	67,499,116	—	—	67,499,116
Entertainment	284,290,174	—	—	284,290,174
Equity Real Estate Investment Trusts (REITs)	702,437,262	—	—	702,437,262
Food & Staples Retailing	316,435,773	—	—	316,435,773
Food Products	241,615,890	—	—	241,615,890
Gas Utilities	17,638,520	—	—	17,638,520
Health Care Equipment & Supplies	562,102,459	—	—	562,102,459
Health Care Providers & Services	690,631,472	—	—	690,631,472
Health Care Technology	27,328,022	—	—	27,328,022
Hotels, Restaurants & Leisure	407,485,191	—	—	407,485,191

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) June 30, 2022	Large Cap Index Master Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Household Durables	$71,026,363	$—	$—	$71,026,363
Household Products	301,155,311	—	—	301,155,311
Independent Power and Renewable Electricity Producers	17,025,895	—	—	17,025,895
Industrial Conglomerates	157,474,285	—	—	157,474,285
Insurance	504,442,166	—	—	504,442,166
Interactive Media & Services	1,024,382,355	—	—	1,024,382,355
Internet & Direct Marketing Retail	599,752,048	—	—	599,752,048
IT Services	964,576,203	—	—	964,576,203
Leisure Products	21,467,417	—	—	21,467,417
Life Sciences Tools & Services	403,714,171	—	—	403,714,171
Machinery	341,504,738	75,365	—	341,580,103
Marine	2,235,140	—	—	2,235,140
Media	207,129,353	—	—	207,129,353
Metals & Mining	107,009,445	—	—	107,009,445
Mortgage Real Estate Investment Trusts (REITs)	15,154,850	—	—	15,154,850
Multiline Retail	102,556,963	—	—	102,556,963
Multi-Utilities	184,323,919	—	—	184,323,919
Oil, Gas & Consumable Fuels	857,816,822	—	—	857,816,822
Paper & Forest Products	2,541,046	—	—	2,541,046
Personal Products	37,919,803	—	—	37,919,803
Pharmaceuticals	958,038,639	—	—	958,038,639
Professional Services	111,498,458	—	—	111,498,458
Real Estate Management & Development	27,310,148	—	—	27,310,148
Road & Rail	221,206,706	—	—	221,206,706
Semiconductors & Semiconductor Equipment	1,005,027,622	—	—	1,005,027,622
Software	2,012,779,108	—	—	2,012,779,108
Specialty Retail	438,970,916	—	—	438,970,916
Technology Hardware, Storage & Peripherals	1,319,011,452	—	—	1,319,011,452
Textiles, Apparel & Luxury Goods	130,436,559	—	—	130,436,559
Thrifts & Mortgage Finance	6,075,028	—	—	6,075,028
Tobacco	137,683,666	—	—	137,683,666
Trading Companies & Distributors	58,268,489	—	—	58,268,489
Water Utilities	22,840,225	—	—	22,840,225
Wireless Telecommunication Services	48,261,651	—	—	48,261,651
Investment Companies	137,033,926	—	—	137,033,926
Short-Term Securities
Money Market Funds	1,925,942,782	—	—	1,925,942,782

	$23,340,838,524	$75,365	$—	$23,340,913,889

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(2,878,835)	$—	$—	$(2,878,835)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

30	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Assets and Liabilities (unaudited)

June 30, 2022

Large Cap Index Master Portfolio

ASSETS
Investments, at value — unaffiliated(a)(b)	$21,222,909,199
Investments, at value — affiliated(c)	2,118,004,690
Cash	554,889
Cash pledged for futures contracts	9,334,100
Receivables:
Investments sold	129,569,465
Securities lending income — affiliated	529,884
Contributions from investors	239,886,377
Dividends — unaffiliated	16,849,949
Dividends — affiliated	119,057
Prepaid expenses	61,482

Total assets	23,737,819,092

LIABILITIES
Collateral on securities loaned	1,757,034,472
Payables:
Investments purchased	227,196,066
Accounting services fees	259,754
Investment advisory fees	531,584
Trustees’ and Officer’s fees	64,872
Other accrued expenses	5,727
Professional fees	65,194
Variation margin on futures contracts	1,406,736

Total liabilities	1,986,564,405

NET ASSETS	$21,751,254,687

NET ASSETS CONSIST OF
Investors’ capital	$15,356,752,669
Net unrealized appreciation (depreciation)	6,394,502,018

NET ASSETS	$21,751,254,687

(a) Investments, at cost — unaffiliated	$14,838,817,124
(b) Securities loaned, at value	$1,666,323,458
(c) Investments, at cost — affiliated	$2,104,715,912

See notes to financial statements.

M A S T E R P O R T F O L I O F I N A N C I A L S T A T E M E N T S	31

Statement of Operations (unaudited)

Six Months Ended June 30, 2022

Large Cap Index Master Portfolio

INVESTMENT INCOME
Dividends — unaffiliated	$172,053,185
Dividends — affiliated	2,354,944
Interest — unaffiliated	291,426
Securities lending income — affiliated — net	2,063,561
Foreign taxes withheld	(48,914)

Total investment income	176,714,202

EXPENSES
Investment advisory	3,440,776
Custodian	184,719
Trustees and Officer	124,254
Miscellaneous	121,408

Total expenses	3,871,157
Less:
Fees waived and/or reimbursed by the Manager	(89,820)

Total expenses after fees waived and/or reimbursed	3,781,337

Net investment income	172,932,865

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss from:
Investments — unaffiliated	(131,463,816)
Investments — affiliated	(18,533,632)
Futures contracts	(24,862,920)

(174,860,368)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(5,321,814,039)
Investments — affiliated	(57,857,197)
Futures contracts	(5,456,722)

(5,385,127,958)

Net realized and unrealized loss	(5,559,988,326)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(5,387,055,461)

See notes to financial statements.

32	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	Large Cap Index Master Portfolio

	Six Months Ended 06/30/22 (unaudited)	Year Ended 12/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$172,932,865	$293,981,025
Net realized gain (loss)	(174,860,368)	164,213,243
Net change in unrealized appreciation (depreciation)	(5,385,127,958)	4,701,713,975

Net increase (decrease) in net assets resulting from operations	(5,387,055,461)	5,159,908,243

CAPITAL TRANSACTIONS
Proceeds from contributions	4,315,948,929	3,037,786,941
Value of withdrawals	(1,543,063,733)	(3,164,855,949)

Net increase (decrease) in net assets derived from capital transactions	2,772,885,196	(127,069,008)

NET ASSETS
Total increase (decrease) in net assets	(2,614,170,265)	5,032,839,235
Beginning of period	24,365,424,952	19,332,585,717

End of period	$21,751,254,687	$24,365,424,952

See notes to financial statements.

M A S T E R P O R T F O L I O F I N A N C I A L S T A T E M E N T S	33

Financial Highlights (unaudited)

	Large Cap Index Master Portfolio

	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017

Total Return
Total return	(20.91	)%(a)	26.42%	20.89%	31.33%	(4.81)%	21.65%

Ratios to Average Net Assets(b)
Total expenses.	0.03	%(c)	0.03%	0.04%	0.03%	0.04%	0.04%

Total expenses after fees waived and/or reimbursed	0.03	%(c)	0.03%	0.03%	0.03%	0.03%	0.04%

Net investment income	1.51	%(c)	1.32%	1.76%	1.92%	1.97%	1.92%

Supplemental Data
Net assets, end of period (000)	$21,751,255		$24,365,425	$19,332,586	$15,141,734	$10,279,955	$6,697,020

Portfolio turnover rate		11%	17%	14%	10%	12%	12%

(a)	Aggregate total return.
(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(c)	Annualized.

See notes to financial statements.

34	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is organized as a Delaware statutory trust. Large Cap Index Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as diversified.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of open-end equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Taxes: The Master Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Master Portfolio invests. These foreign taxes, if any, are paid by the Master Portfolio and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2022, if any, are disclosed in the Statement of Assets and Liabilities.

The Master Portfolio files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Master Portfolio may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Segregation and Collateralization: In cases where the Master Portfolio enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, the Master Portfolio may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investments to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Master Portfolio is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

M A S T E R P O R T F O L I O N O T E S T O F I N A N C I A L S T A T E M E N T S	35

Notes to Financial Statements (unaudited) (continued)

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Master Portfolio uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Master Portfolio, except in the event of borrower default. The securities on loan, if any, are disclosed in the Master Portfolio’s Schedule of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value–unaffiliated and collateral on securities loaned, respectively.

Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities

36	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Master Portfolio’s securities on loan by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount
Barclays Bank PLC	$41,246,970	$(41,246,970)	$—		$—
Barclays Capital, Inc.	5,940,449	(5,940,449)	—		—
BMO Capital Markets Corp.	179,682	(179,682)	—		—
BNP Paribas SA	787,570,286	(787,570,286)	—		—
BofA Securities, Inc.	47,556,187	(47,556,187)	—		—
Citadel Clearing LLC	1,226,470	(1,226,470)	—		—
Credit Suisse Securities (USA) LLC	3,933,644	(3,933,644)	—		—
Goldman Sachs & Co. LLC	78,524,375	(78,524,375)	—		—
HSBC Bank PLC	26,544,992	(26,544,992)	—		—
ING Financial Markets LLC	1,038	(1,038)	—		—
J.P. Morgan Securities LLC	108,050,263	(108,050,263)	—		—
Jefferies LLC	17,442,369	(17,442,369)	—		—
Morgan Stanley	92,022,625	(92,022,625)	—		—
Natixis SA	1,764,151	(1,764,151)	—		—
Nomura Securities International, Inc.	10,880	(10,880)	—		—
RBC Capital Markets LLC	33,800,744	(33,800,744)	—		—
Scotia Capital (USA), Inc.	70,242,327	(70,242,327)	—		—
SG Americas Securities LLC	10,111,222	(10,111,222)	—		—
State Street Bank & Trust Co.	8,741,154	(8,741,154)	—		—
Toronto-Dominion Bank	236,137,421	(236,137,421)	—		—
UBS AG	35,577,336	(35,577,336)	—		—
UBS Securities LLC	49,210,311	(49,210,311)	—		—
Virtu Americas LLC	4,007,218	(4,007,218)	—		—
Wells Fargo Bank N.A.	4,549,694	(4,549,694)	—		—
Wells Fargo Securities LLC	1,931,650	(1,931,650)	—		—

	$1,666,323,458	$ (1,666,323,458)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Master Portfolio is disclosed in the Master Portfolio’s Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Master Portfolio.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or

M A S T E R P O R T F O L I O N O T E S T O F I N A N C I A L S T A T E M E N T S	37

Notes to Financial Statements (unaudited) (continued)

payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.

For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.03% of the average daily value of the Master Portfolio’s net assets.

BlackRock Advisors, LLC (“BAL”) is not entitled to compensation for providing administrative services to the Master Portfolio, for so long as BAL (or an affiliate) is entitled to compensation for providing administrative services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolio.

Expense Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Master Portfolio. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2022, the amounts waived were $57,469.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Master Portfolio. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2022, the Manager waived $32,351 in investment advisory fees pursuant to this arrangement.

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Master Portfolio retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Master Portfolio retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2022, the Master Portfolio paid BTC $809,341 for securities lending agent services.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. The Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

38	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

During the period ended June 30, 2022, the Master Portfolio did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Master Portfolio are directors and/or officers of BlackRock or its affiliates.

Other Transactions: The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended June 30, 2022, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:

Master Portfolio Name	Purchases	Sales	Net Realized Gain (Loss)
Large Cap Index Master Portfolio	$756,324,310	$206,318,870	$ (77,662,122)

7.	PURCHASES AND SALES

For the six months ended June 30, 2022, purchases and sales of investments, excluding short-term investments, were $5,158,050,188 and $2,483,652,978, respectively.

8.	INCOME TAX INFORMATION

The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of June 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

As of June 30, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Master Portfolio Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Large Cap Index Master Portfolio	$17,345,009,782	$7,150,091,239	$ (1,157,065,967)	$5,993,025,272

9.	BANK BORROWINGS

MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2022, the Master Portfolio did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Master Portfolio and its investments. The Master Portfolio’s prospectus provides details of the risks to which the Master Portfolio is subject.

BFA uses a “passive” or index approach to try to achieve the Master Portfolio’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

M A S T E R P O R T F O L I O N O T E S T O F I N A N C I A L S T A T E M E N T S	39

Notes to Financial Statements (unaudited) (continued)

The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Master Portfolio may invest in illiquid investments. An illiquid investment is any investment that the Master Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Master Portfolio may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the Master Portfolio invests.

Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Master Portfolio’s portfolio are disclosed in its Schedule of Investments.

The Master Portfolio invests a significant portion of its assets in securities within a single or limited number of market sectors. When the Master Portfolio concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Master Portfolio and could affect the income from, or the value or liquidity of, the Master Portfolio’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force the Master Portfolio to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the LIBOR. Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Master Portfolio may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Master Portfolio is uncertain.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

40	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Disclosure of Investment Advisory Agreement

The Board of Trustees of Master Investment Portfolio (the “Master Portfolio”) met on April 20, 2022 (the “April Meeting”) and May 10-11, 2022 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Agreement”) between the Master Portfolio, on behalf of Large Cap Index Master Portfolio (the “Master Fund”) and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Master Portfolio’s investment advisor. iShares Russell 1000 Large-Cap Index Fund (the “Feeder Fund”), a series of BlackRock Funds III (the “Feeder Trust”), is a “feeder” fund that invests all of its investable assets in the Master Fund. Accordingly, the Board of Trustees of the Feeder Trust also considered the approval of the Agreement with respect to the Master Fund. For simplicity: (a) the Board of Trustees of the Master Portfolio and the Board of Trustees of the Feeder Trust are referred to herein collectively as the “Board,” and the members are referred to as “Board Members”; and (b) the shareholders of the Feeder Fund and the interest holders of the Master Fund are referred to as “shareholders.”

The Approval Process

Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the continuation of the Agreement for the Master Portfolio on an annual basis. The Board members who are not “interested persons” of the Master Portfolio, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Master Portfolio, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each typically extending for two days, as well as additional ad hoc meetings throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information surrounding the renewal of the Agreement. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to the Master Fund and the Feeder Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Master Fund’s and Feeder Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.

During the year, the Board, acting directly and through its committees, considers information that was relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Master Fund, the Feeder Fund and their shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Fund and/or the Feeder Fund for services; (c) the Master Fund’s and/or the Feeder Fund’s operating expenses and how BlackRock allocates expenses to the Master Fund and the Feeder Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Master Fund’s and the Feeder Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Master Fund’s and the Feeder Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Fund’s and/or the Feeder Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Master Fund and/or the Feeder Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Prior to and in preparation for the April Meeting, the Board requested and reviewed materials specifically relating to the renewal of the Agreement. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper Classification or Morningstar category, regarding fees and expenses of the Master Fund and the Feeder Fund, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”), and the investment performance of the Feeder Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Master Fund and the Feeder Fund; (g) a summary of aggregate amounts paid by the Master Fund and/or the Feeder Fund to BlackRock; (h) sales and redemption data regarding the Feeder Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s, the Master Fund’s and the Feeder Fund’s operations.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement, and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Master Fund and the Feeder Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Master Fund and the Feeder Fund; (d) the Feeder Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Master Fund and the Feeder Fund; and (g) other factors deemed relevant by the Board Members.

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T	41

Disclosure of Investment Advisory Agreement (continued)

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of portfolio holdings of the Master Fund. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Feeder Fund. Throughout the year, the Board compared the Feeder Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Master Fund’s portfolio management team discussing the Master Fund’s performance and the Master Fund’s investment strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Master Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Master Fund and the Feeder Fund. BlackRock and its affiliates provide the Master Fund and the Feeder Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Master Fund and the Feeder Fund by third parties) and officers and other personnel as are necessary for the operations of the Master Fund and the Feeder Fund. In particular, BlackRock and its affiliates provide the Master Fund and the Feeder Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third party service providers including, among others, the custodian, fund accountant, transfer agent, and auditor for the Master Fund and Feeder Fund, as applicable; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Master Fund and the Feeder Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Feeder Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans, including in light of the ongoing COVID-19 pandemic.

B. The Investment Performance of the Master Fund, the Feeder Fund and BlackRock

The Board, including the Independent Board Members, reviewed and considered the performance history of the Master Fund and the Feeder Fund, as applicable, throughout the year and at the April Meeting. The Board noted that the Feeder Fund’s investment results correspond directly to the investment results of the Master Fund. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Feeder Fund’s performance as of December 31, 2021, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Feeder Fund as compared to its Performance Peers and the performance of the Feeder Fund as compared with its benchmark. The Board and its Performance Oversight Committee regularly review, and meet with Master Fund management to discuss, the performance of the Master Fund and the Feeder Fund, as applicable, throughout the year.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could have the ability to disproportionately affect long-term performance.

The Board noted that for the one-year period reported, the Feeder Fund’s net performance was within the tolerance range of its benchmark. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Feeder Fund, and that BlackRock has explained its rationale for this belief to the Board.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Master Fund and the Feeder Fund

The Board, including the Independent Board Members, reviewed the Master Fund’s/Feeder Fund’s contractual management fee rate compared with those of the Feeder Fund’s Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Feeder Fund’s total expense ratio, as well as the Master Fund’s/Feeder Fund’s actual management fee rate, to those of the Feeder Fund’s Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or

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Disclosure of Investment Advisory Agreement (continued)

waivers. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Fund and the Feeder Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Master Fund and the Feeder Fund, as applicable, and other funds the Board currently oversees for the year ended December 31, 2021 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Master Fund and the Feeder Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that the Master Fund’s/Feeder Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and the Feeder Fund’s total expense ratio each ranked in the first quartile relative to the Feeder Fund’s Expense Peers. The Board also noted that BlackRock and the Board have contractually agreed to a cap on the Feeder Fund’s total expenses as a percentage of the Feeder Fund’s average daily net assets on a class-by-class basis.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Fund and the Feeder Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which the Master Fund and the Feeder Fund benefit from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Master Fund and the Feeder Fund to more fully participate in these economies of scale. The Board considered the Master Fund’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Master Fund and the Feeder Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master Fund and the Feeder Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Feeder Fund shares if they believe that the Feeder Fund’s and/or the Master Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Feeder Fund.

Conclusion

At the May Meeting, as a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board of the Master Portfolio, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Master Portfolio, on behalf of the Master Fund for a one-year term ending June 30, 2023. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board of the Master Portfolio, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Master Fund and its shareholders. The Board of the Feeder Trust, including the Independent Board Members, also considered the continuation of the Agreement with respect to the Master Fund and found the Agreement to be satisfactory. In arriving at its decision to approve the Agreement, the Board of the Master Portfolio did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T	43

Additional Information

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Fund/Master Portfolio will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

General Information

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund/Master Portfolio may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund/Master Portfolio and does not, and is not intended to, incorporate BlackRock’s website in this report.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund/Master Portfolio file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Fund’s/Master Portfolio’s Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, the Fund/Master Portfolio makes their portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.

Availability of Proxy Voting Policies, Procedures and Voting Records

A description of the policies and procedures that the Fund/Master Portfolio use to determine how to vote proxies relating to portfolio securities and information about how the Fund/Master Portfolio voted proxies relating to securities held in the Fund’s/Master Portfolio’s portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 441-7762; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

44	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Additional Information (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Fund and/or MIP Service Providers

Investment Adviser	Distributor
BlackRock Fund Advisors	BlackRock Investments, LLC
San Francisco, CA 94105	New York, NY 10022

Administrator	Independent Registered Public Accounting Firm
BlackRock Advisors, LLC	PricewaterhouseCoopers LLP
Wilmington, DE 19809	Philadelphia, PA 19103

Accounting Agent and Custodian	Legal Counsel
State Street Bank and Trust Company	Sidley Austin LLP
Boston, MA 02111	New York, NY 10019

Transfer Agent	Address of the Trust/MIP
BNY Mellon Investment Servicing (US) Inc.	400 Howard Street
Wilmington, DE 19809	San Francisco, CA 94105

A D D I T I O N A L I N F O R M A T I O N	45

Glossary of Terms Used in this Report

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

46	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

LCI-06/22-SAR

JUNE 30, 2022

2022 Semi-Annual Report (Unaudited)

BlackRock Funds III

•  iShares S&P 500 Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of June 30, 2022 saw the emergence of significant challenges that disrupted the economic recovery and strong financial markets. The U.S. economy shrank in the first quarter of 2022, ending the run of robust growth that followed the reopening of global economies and the development of COVID-19 vaccines. Rapid changes in consumer spending led to supply constraints and elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell, as persistently high inflation drove investors’ expectations for higher interest rates, particularly weighing on relatively high-valuation growth stocks and economically sensitive small-capitalization stocks. While both large- and small-capitalization U.S. stocks fell, declines for small-capitalization U.S. stocks were particularly steep. Both emerging market stocks and international equities from developed markets fell significantly, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose notably during the reporting period as increasing inflation drove investors’ expectations for higher interest rates. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is growing faster than expected, raised interest rates three times while indicating that additional large rate hikes were likely. Furthermore, the Fed wound down its bond-buying programs and began to reduce its balance sheet. Continued high inflation and the Fed’s statements led many analysts to anticipate that interest rates have significant room to rise before peaking.

Furthermore, the horrific war in Ukraine has significantly clouded the outlook for the global economy, leading to major volatility in energy and metals markets. Sanctions on Russia, Europe’s top energy supplier, and general wartime disruption have magnified supply problems for key commodities. We believe elevated energy prices will continue to exacerbate inflationary pressure while also constraining economic growth. Combating inflation without stifling a recovery, while buffering against ongoing supply and price shocks, will be an especially challenging environment for setting effective monetary policy. Despite the likelihood of more rate increases on the horizon, we believe the Fed will err on the side of protecting employment, even at the expense of higher inflation. However, markets have been primed to expect sharp tightening, which could weigh on valuations until central banks begin to tap the brakes.

In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Furthermore, the energy shock and a deteriorating economic backdrop in China and Europe are likely to challenge corporate earnings, so we are underweight equities overall in the near-term. We take the opposite view on credit, where higher spreads provide near-term opportunities, while the likelihood of a higher inflation regime leads us to take an underweight stance on credit in the long-term. We believe that investment-grade corporates, U.K. gilts, local-currency emerging market debt, and inflation-protected bonds (particularly in Europe) offer strong opportunities in a six- to twelve-month horizon.

Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of June 30, 2022

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(19.96)%	(10.62)%

U.S. small cap equities (Russell 2000® Index)	(23.43)	(25.20)

International equities (MSCI Europe, Australasia, Far East Index)	(19.57)	(17.77)

Emerging market equities (MSCI Emerging Markets Index)	(17.63)	(25.28)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.15	0.18

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(11.34)	(10.94)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(10.35)	(10.29)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(8.98)	(8.57)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(14.19)	(12.82)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of June 30, 2022	iShares S&P 500 Index Fund

Investment Objective

iShares S&P 500 Index Fund’s (the “Fund”) investment objective is to seek to provide investment results that correspond to the total return performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor’s 500® Index (“S&P 500® Index”).

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended June 30, 2022, the Fund’s Institutional Shares returned (19.99)%, Service Shares returned (20.04)%, Investor A Shares returned (20.10)%, Class G Shares returned (19.96)%, Class K Shares returned (19.96)%, and Investor P Shares returned (20.10)%. The benchmark S&P 500® Index returned (19.96)% for the same period.

Returns for the Fund’s respective share classes differ from the benchmark index based on individual share-class expenses. The Fund invests all of its assets in S&P 500® Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

Describe the market environment.

Geopolitical tension after the Russian invasion of Ukraine in February 2022 fueled existing concerns over rising inflation, interest rate hikes, and rallying commodity prices. On the other hand, economic data in the United States remained strong with robust employment numbers and corporate earnings results. This provided comfort to investors but added to U.S. policy makers challenges. Investors were concerned that the Fed may dampen growth in an effort to get inflation under control.

Commodity prices spiked in the first quarter 2022 and pushed expectations for a higher inflation rate. The Fed hiked the interest rate by 25 basis points and signaled hikes at all six-remaining meetings for the year in efforts to tackle the highest inflation rate in four decades.

Concerns about high inflation, growth outlook and recession fears increased in the United States during the second quarter. While the unemployment rate remained low and wage growth strong, consumer sentiment went down as consumers struggled with higher prices and borrowing costs. The increased expectation of an interest rate hike weighed down on U.S. equity market valuations.

As the Fed continued to grapple with inflation, their messaging evolved over the second quarter of 2022. Initially, Chairman Jerome Powel adopted a more hawkish tone stating that the Fed would not hesitate to raise interest rates beyond neutral to achieve its inflation target and would be willing to accept an increase in unemployment rate. But as risks to growth increased over the quarter and recession fears intensified, the number and magnitude of future rate hikes beyond July 2022 remained unclear.

Describe recent portfolio activity.

During the six-month period, as changes were made to the composition of the S&P 500® Index, the Master Portfolio purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

Describe portfolio positioning at period end.

The Master Portfolio remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance

		Average Annual Total Returns(a)(b)

		1 Year		5 Years		10 Years

	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge

Institutional	(19.99)%	(10.70)%	N/A	11.21%	N/A	12.83%	N/A
Service	(20.04)	(10.81)	N/A	11.08	N/A	12.69	N/A
Investor A	(20.10)	(10.92)	N/A	10.94	N/A	12.55	N/A
Investor P	(20.10)	(10.92)	(15.60)%	10.94	9.75%	12.55	11.94%
Class G	(19.96)	(10.62)	N/A	11.30	N/A	12.91	N/A
Class K	(19.96)	(10.64)	N/A	11.29	N/A	12.91	N/A

S&P 500® Index(c)	(19.96)	(10.62)	N/A	11.31	N/A	12.96	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund invests all of its assets in the Master Portfolio. Under normal circumstances, the Master Portfolio invests at least 90% of the value of it’s assets, plus the amount of any borrowing for investment purposes, in securities comprised of the S&P 500® Index.

(c)	An unmanaged index that covers 500 leading companies and captures approximately 80% coverage of available market capitalization.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

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Fund Summary as of June 30, 2022 (continued)	iShares S&P 500 Index Fund

Expense Example

	Actual				Hypothetical 5% Return

	Beginning Account Value (01/01/22)	Ending Account Value (06/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (01/01/22)	Ending Account Value (06/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

Institutional	$ 1,000.00	$ 800.10	$ 0.45		$ 1,000.00	$ 1,024.30	$ 0.50		0.10%
Service	1,000.00	799.60	0.98		1,000.00	1,023.70	1.10		0.22
Investor A	1,000.00	799.00	1.56		1,000.00	1,023.06	1.76		0.35
Investor P	1,000.00	799.00	1.56		1,000.00	1,023.06	1.76		0.35
Class G	1,000.00	800.40	0.04		1,000.00	1,024.74	0.05		0.01
Class K	1,000.00	800.40	0.13		1,000.00	1,024.65	0.15		0.03

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio in which it invests.

See “Disclosure of Expenses” for further information on how expenses were calculated.

F U N D S U M M A R Y	5

About Fund Performance	iShares S&P 500 Index Fund

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Prior to April 11, 2013, Class K Shares were an undesignated share class of the Fund. Institutional Shares performance shown prior to the Institutional Shares inception date of April 10, 2013 is that of Class K Shares (which have no distribution or service fees) and was restated to reflect Institutional Shares fees.

Service Shares are not subject to any sales charge. These shares are subject to a service fee of 0.15% per year (but no distribution fee) and are only available to certain eligible investors. Service Shares performance shown prior to the Service Shares inception date of April 19, 2013 is that of Class K Shares (which have no distribution or service fees) and was restated to reflect Service Shares fees.

Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. These shares are subject to an ongoing service fee of 0.25% per year. These shares are generally available through financial intermediaries. Investor A Shares performance shown prior to the Investor A Shares inception date of April 10, 2013 is that of Class K Shares (which have no distribution or service fees) and was restated to reflect Investor A Shares fees.

Investor P Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemption of these shares may be subject to a CDSC where no initial sales charge was paid at the time of purchase. These shares are only available to investors purchasing shares through registered representatives of an insurance company’s broker-dealer that has entered into an agreement with the Fund’s distributor to offer such shares. Investor P Shares performance shown prior to the Investor P Shares inception date of August 6, 2018 is that of Class K Shares (which have no distribution or service fees) and was restated to reflect Investor P Shares fees.

Class G Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to investors on eligible platforms. Class G Shares performance shown prior to the Class G Shares inception date of July 1, 2019 is that of Class K Shares (which have no distribution or service fees).

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Administrator”), the Fund’s administrator, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver(s) and/or reimbursement(s), the Fund’s performance would have been lower. With respect to the Fund’s voluntary waiver(s), if any, the Administrator is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued at any time. With respect to the Fund’s contractual waiver(s), if any, the Administrator is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

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Derivative Financial Instruments	iShares S&P 500 Index Fund

The S&P 500 Index Master Portfolio (the “Master Portfolio”) may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Master Portfolio’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Master Portfolio can realize on an investment and/or may result in lower distributions paid to shareholders. The Master Portfolio’s investments in these instruments, if any, are discussed in detail in the Master Portfolio Notes to Financial Statements.

D E R I V A T I V E F I N A N C I A L I N S T R U M E N T S	7

Statement of Assets and Liabilities (unaudited)

June 30, 2022

iShares S&P 500 Index Fund

ASSETS
Investments, at value — Master Portfolio	$27,794,219,418
Receivables:
Capital shares sold	113,848,720

Total assets	27,908,068,138

LIABILITIES
Payables:
Administration fees	1,692,152
Capital shares redeemed	61,686,677
Contributions to the Master Portfolio	52,162,043
Income dividend distributions	26,104,860
Professional fees	7,542
Service and distribution fees	812,111

Total liabilities	142,465,385

NET ASSETS	$27,765,602,753

NET ASSETS CONSIST OF
Paid-in capital	$15,336,528,821
Accumulated earnings	12,429,073,932

NET ASSETS	$27,765,602,753

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Statement of Assets and Liabilities (unaudited) (continued)

June 30, 2022

iShares S&P 500 Index Fund

NET ASSET VALUE

Institutional
Net assets	$4,413,717,208

Shares outstanding	9,917,064

Net asset value	$445.06

Shares authorized	Unlimited

Par value	No par value

Service
Net assets	$427,671,150

Shares outstanding	961,012

Net asset value	$445.02

Shares authorized	Unlimited

Par value	No par value

Investor A
Net assets	$2,240,085,663

Shares outstanding	5,033,463

Net asset value	$445.04

Shares authorized	Unlimited

Par value	No par value

Investor P
Net assets	$1,291,666,862

Shares outstanding	2,905,082

Net asset value	$444.62

Shares authorized	Unlimited

Par value	No par value

Class G
Net assets	$9,104,158,367

Shares outstanding	20,451,867

Net asset value	$445.15

Shares authorized	Unlimited

Par value	No par value

Class K
Net assets	$10,288,303,503

Shares outstanding	23,111,344

Net asset value	$445.16

Shares authorized	Unlimited

Par value	No par value

See notes to financial statements.

F U N D F I N A N C I A L S T A T E M E N T S	9

Statement of Operations (unaudited)

Six Months Ended June 30, 2022

iShares S&P 500 Index Fund

INVESTMENT INCOME
Net investment income allocated from the Master Portfolio:
Dividends — unaffiliated	$222,264,688
Dividends — affiliated	2,634,107
Securities lending income — affiliated — net	128,206
Foreign taxes withheld	(1,168,485)
Expenses	(1,717,756)
Fees waived	254,205

Total investment income	222,394,965

FUND EXPENSES
Administration — class specific	5,419,299
Service — class specific	5,329,761
Miscellaneous	17,897

Total expenses	10,766,957
Less:
Fees waived and/or reimbursed by the Administrator	(6,887)

Total expenses after fees waived and/or reimbursed	10,760,070

Net investment income	211,634,895

REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM THE MASTER PORTFOLIO
Net realized gain (loss) from:
Investments — unaffiliated	9,862,929
Investments — affiliated	(11,444,338)
Futures contracts	(17,418,647)

(19,000,056)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(6,917,096,282)
Investments — affiliated	(64,711,353)
Futures contracts	(7,567,024)

(6,989,374,659)

Net realized and unrealized loss	(7,008,374,715)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,796,739,820)

See notes to financial statements.

10	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares S&P 500 Index Fund

	Six Months Ended 06/30/22 (unaudited)	Year Ended 12/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$211,634,895	$398,940,483
Net realized gain (loss)	(19,000,056)	277,570,880
Net change in unrealized appreciation (depreciation)	(6,989,374,659)	6,884,966,015

Net increase (decrease) in net assets resulting from operations	(6,796,739,820)	7,561,477,378

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(34,975,705)	(92,321,474)
Service	(3,100,582)	(9,859,969)
Investor A	(14,622,230)	(44,239,611)
Investor P	(8,487,051)	(25,621,646)
Class G	(74,328,993)	(187,155,415)
Class K	(84,726,257)	(235,557,043)

Decrease in net assets resulting from distributions to shareholders	(220,240,818)	(594,755,158)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	914,496,433	468,263,812

NET ASSETS

Total increase (decrease) in net assets	(6,102,484,205)	7,434,986,032
Beginning of period	33,868,086,958	26,433,100,926

End of period	$27,765,602,753	$33,868,086,958

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F U N D F I N A N C I A L S T A T E M E N T S	11

Financial Highlights

(For a share outstanding throughout each period)

	iShares S&P 500 Index Fund

	Institutional

	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017

Net asset value, beginning of period	$560.36		$444.18	$382.63	$297.40	$318.31	$267.04

Net investment income(a)	3.44		6.59	6.59	6.46	6.03	5.42
Net realized and unrealized gain (loss)		(115.20)	119.44	62.05	86.13	(19.72)	52.02

Net increase (decrease) from investment operations		(111.76)	126.03	68.64	92.59	(13.69)	57.44

Distributions(b)
From net investment income		(3.54)	(6.65)	(6.60)	(7.36)	(5.82)	(5.32)
From net realized gain	—		(3.20)	(0.49)	—	(1.40)	(0.85)

Total distributions		(3.54)	(9.85)	(7.09)	(7.36)	(7.22)	(6.17)

Net asset value, end of period	$445.06		$560.36	$444.18	$382.63	$297.40	$318.31

Total Return(c)
Based on net asset value	(19.99	)%(d)	28.56%	18.34%	31.35%	(4.45)%	21.68%

Ratios to Average Net Assets(e)(f)(g)

Total expenses	0.10	%(h)	0.10%	0.10%	0.10%	0.11%	0.11%

Total expenses after fees waived and/or reimbursed	0.10	%(h)	0.10%	0.10%	0.10%	0.11%	0.11%

Net investment income	1.37	%(h)	1.30%	1.73%	1.87%	1.84%	1.86%

Supplemental Data
Net assets, end of period (000)	$4,413,717		$5,536,376	$4,143,093	$3,950,956	$3,660,724	$3,596,342

Portfolio turnover rate of the Master Portfolio		6%	6%	5%	3%	12%	11%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.

See notes to financial statements.

12	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares S&P 500 Index Fund (continued)

	Service

	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017

Net asset value, beginning of period	$560.30		$444.13	$382.60	$297.38	$318.29	$267.02

Net investment income(a)	3.14		5.98	6.10	6.06	5.64	5.08
Net realized and unrealized gain (loss)		(115.18)	119.41	62.12	86.10	(19.73)	52.00

Net increase (decrease) from investment operations		(112.04)	125.39	68.22	92.16	(14.09)	57.08

Distributions(b)
From net investment income		(3.24)	(6.02)	(6.20)	(6.94)	(5.42)	(4.96)
From net realized gain	—		(3.20)	(0.49)	—	(1.40)	(0.85)

Total distributions		(3.24)	(9.22)	(6.69)	(6.94)	(6.82)	(5.81)

Net asset value, end of period	$445.02		$560.30	$444.13	$382.60	$297.38	$318.29

Total Return(c)
Based on net asset value	(20.04	)%(d)	28.40%	18.21%	31.20%	(4.57)%	21.54%

Ratios to Average Net Assets(e)(f)(g)

Total expenses	0.22	%(h)	0.22%	0.22%	0.22%	0.23%	0.23%

Total expenses after fees waived and/or reimbursed	0.22	%(h)	0.22%	0.22%	0.22%	0.23%	0.23%

Net investment income	1.25	%(h)	1.19%	1.58%	1.75%	1.72%	1.74%

Supplemental Data

Net assets, end of period (000)	$427,671		$523,050	$584,228	$334,402	$318,651	$319,504

Portfolio turnover rate of the Master Portfolio		6%	6%	5%	3%	12%	11%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.

See notes to financial statements.

F U N D F I N A N C I A L H I G H L I G H T S	13

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares S&P 500 Index Fund (continued)

	Investor A

	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017

Net asset value, beginning of period	$560.31		$444.11	$382.52	$297.33	$318.23	$266.99

Net investment income(a)	2.81		5.32	5.66	5.61	5.22	4.71
Net realized and unrealized gain (loss)		(115.16)	119.41	62.03	86.07	(19.72)	51.97

Net increase (decrease) from investment operations		(112.35)	124.73	67.69	91.68	(14.50)	56.68

Distributions(b)
From net investment income		(2.92)	(5.33)	(5.61)	(6.49)	(5.00)	(4.59)
From net realized gain	—		(3.20)	(0.49)	—	(1.40)	(0.85)

Total distributions		(2.92)	(8.53)	(6.10)	(6.49)	(6.40)	(5.44)

Net asset value, end of period	$445.04		$560.31	$444.11	$382.52	$297.33	$318.23

Total Return(c)
Based on net asset value	(20.10	)%(d)	28.23%	18.04%	31.02%	(4.68)%	21.38%

Ratios to Average Net Assets(e)(f)(g)

Total expenses	0.35	%(h)	0.35%	0.35%	0.35%	0.36%	0.36%

Total expenses after fees waived and/or reimbursed	0.35	%(h)	0.35%	0.35%	0.35%	0.36%	0.36%

Net investment income	1.12	%(h)	1.06%	1.49%	1.62%	1.60%	1.61%

Supplemental Data
Net assets, end of period (000)	$2,240,086		$2,806,390	$2,579,349	$2,667,724	$2,160,098	$2,271,969

Portfolio turnover rate of the Master Portfolio		6%	6%	5%	3%	12%	11%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.

See notes to financial statements.

14	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares S&P 500 Index Fund (continued)

	Investor P

	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,			Period from 08/06/18 to 12/31/18	(a)
			2021	2020	2019

Net asset value, beginning of period	$559.78		$443.73	$382.22	$297.10	$339.48

Net investment income(b)	2.81		5.32	5.64	5.61	2.20
Net realized and unrealized gain (loss)		(115.06)	119.30	62.00	86.00	(40.58)

Net increase (decrease) from investment operations		(112.25)	124.62	67.64	91.61	(38.38)

Distributions(c)
From net investment income		(2.91)	(5.37)	(5.64)	(6.49)	(2.89)
From net realized gain	—		(3.20)	(0.49)	—	(1.11)

Total distributions		(2.91)	(8.57)	(6.13)	(6.49)	(4.00)

Net asset value, end of period	$444.62		$559.78	$443.73	$382.22	$297.10

Total Return(d)
Based on net asset value	(20.10	)%(e)	28.23%	18.05%	31.02%	(11.38	)%(e)

Ratios to Average Net Assets(f)(g)(h)

Total expenses	0.35	%(i)	0.35%	0.35%	0.35%	0.35	%(i)

Total expenses after fees waived and/or reimbursed	0.35	%(i)	0.35%	0.35%	0.35%	0.35	%(i)

Net investment income	1.12	%(i)	1.05%	1.48%	1.62%	1.68	%(i)

Supplemental Data
Net assets, end of period (000)	$1,291,667		$1,667,178	$1,387,865	$1,278,339	$1,064,145

Portfolio turnover rate of the Master Portfolio		6%	6%	5%	3%	12%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.

See notes to financial statements.

F U N D F I N A N C I A L H I G H L I G H T S	15

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares S&P 500 Index Fund (continued)

	Class G
	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,		Period from 07/01/19 to 12/31/19	(a)
			2021	2020

Net asset value, beginning of period	$560.47		$444.26	$382.71	$351.81

Net investment income(b)	3.65		7.04	6.93	3.41
Net realized and unrealized gain (loss)		(115.21)	119.45	62.05	31.80

Net increase (decrease) from investment operations		(111.56)	126.49	68.98	35.21

Distributions(c)
From net investment income		(3.76)	(7.08)	(6.94)	(4.31)
From net realized gain	—		(3.20)	(0.49)	—

Total distributions		(3.76)	(10.28)	(7.43)	(4.31)

Net asset value, end of period	$445.15		$560.47	$444.26	$382.71

Total Return(d)
Based on net asset value	(19.96	)%(e)	28.67%	18.45%	10.07	%(e)

Ratios to Average Net Assets(f)(g)(h)
Total expenses	0.01	%(i)	0.01%	0.01%	0.01	%(i)

Total expenses after fees waived and/or reimbursed	0.01	%(i)	0.01%	0.01%	0.01	%(i)

Net investment income	1.46	%(i)	1.39%	1.82%	1.89	%(i)

Supplemental Data
Net assets, end of period (000)	$9,104,158		$10,447,837	$7,378,823	$5,796,331

Portfolio turnover rate of the Master Portfolio		6%	6%	5%	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.

See notes to financial statements.

16	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares S&P 500 Index Fund (continued)

	Class K

	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017

Net asset value, beginning of period	$560.49		$444.27	$382.72	$297.46	$318.37	$267.08

Net investment income(a)	3.61		6.94	6.86	6.74	6.29	5.69
Net realized and unrealized gain (loss)		(115.22)	119.47	62.05	86.12	(19.76)	51.97

Net increase (decrease) from investment operations		(111.61)	126.41	68.91	92.86	(13.47)	57.66

Distributions(b)
From net investment income		(3.72)	(6.99)	(6.87)	(7.60)	(6.04)	(5.52)
From net realized gain	—		(3.20)	(0.49)	—	(1.40)	(0.85)

Total distributions		(3.72)	(10.19)	(7.36)	(7.60)	(7.44)	(6.37)

Net asset value, end of period	$445.16		$560.49	$444.27	$382.72	$297.46	$318.37

Total Return(c)
Based on net asset value	(19.96	)%(d)	28.65%	18.42%	31.44%	(4.38)%	21.77%

Ratios to Average Net Assets(e)(f)(g)

Total expenses	0.03	%(h)	0.03%	0.03%	0.03%	0.04%	0.04%

Total expenses after fees waived and/or reimbursed	0.03	%(h)	0.03%	0.03%	0.03%	0.04%	0.04%

Net investment income	1.44	%(h)	1.37%	1.80%	1.96%	1.92%	1.93%

Supplemental Data
Net assets, end of period (000)	$10,288,304		$12,887,257	$10,359,743	$8,471,585	$9,375,051	$6,618,222

Portfolio turnover rate of the Master Portfolio		6%	6%	5%	3%	12%	11%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.

See notes to financial statements.

F U N D F I N A N C I A L H I G H L I G H T S	17

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. iShares S&P 500 Index Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified.

The Fund seeks to achieve its investment objective by investing all of its assets in S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”) and an affiliate of the Trust, which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. At June 30, 2022, the percentage of the Master Portfolio owned by the Fund was 98.3%. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional, Service and Class K Shares are sold only to certain eligible investors. Service, Investor A, and Investor P Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries. Investor P Shares are only available through registered representatives of an insurance company’s broker-dealer that has entered into an agreement with the Fund’s distributor to offer such shares. Class G Shares are available only to investors on eligible platforms. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC		Conversion Privilege

Institutional, Service, Investor A, Class K and Class G Shares	No	No		None
Investor P Shares	Yes	No	(a)	None

(a)	Investor P Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.

The Board of Trustees of the Trust and Board of Trustees of MIP are referred to throughout this report as the “Board” and the members are referred to as “Trustees”.

The Fund, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of open-end equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis. The Fund records its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis. Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules. In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by BlackRock Advisors, LLC (“BAL” or the “Administrator”), are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

4.	ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with BAL, an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Fund’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and

18	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

certain other expenses which are borne by the Fund. BAL is entitled to receive for these administrative services an annual fee based on the average daily net assets of the Fund as follows:

	Institutional	Service	Investor A	Investor P	Class G	Class K

Administration fees - class specific	0.09%	0.06%	0.09%	0.09%	0.0025%	0.02%

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. BAL may delegate certain of its administration duties to sub-administrators.

The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Fund’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Fund. BAL has contractually agreed to reimburse the Fund or provide an offsetting credit against the administration fees paid by the Fund in an amount equal to these independent expenses through June 30, 2023. For the six months ended June 30, 2022, the amount waived was $6,887 which is included in fees waived and/or reimbursed by the Administrator in the Statement of Operations.

For the six months ended June 30, 2022, the following table shows the class specific administration fees borne directly by each share class of the Fund:

	Institutional	Service	Investor A	Investor P	Class G	Class K	Total

Administration fees — class specific	$2,227,738	$143,710	$1,127,061	$662,314	$120,362	$1,138,114	$5,419,299

Service Fees: The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

Share Class	Service Fees

Service	0.15%
Investor A	0.25
Investor P	0.25

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Fund. The ongoing service fee compensates BRIL and each broker-dealer for providing shareholder servicing related services to shareholders.

For the six months ended June 30, 2022, the following table shows the class specific service fees borne directly by each share class of the Fund:

	Service	Investor A	Investor P	Total

Service fees — class specific	$359,275	$3,130,725	$1,839,761	$5,329,761

Other Fees: For the six months ended June 30, 2022, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor P Shares for a total of $51,091.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2022, the Fund did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.

5.	INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

F U N D N O T E S T O F I N A N C I A L S T A T E M E N T S	19

Notes to Financial Statements (unaudited) (continued)

6.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 06/30/22		Year Ended 12/31/21

Fund Name / Share Class	Shares	Amounts	Shares	Amounts

iShares S&P 500 Index Fund
Institutional
Shares sold	2,566,156	$1,290,858,840	3,428,456	$1,752,240,643
Shares issued in reinvestment of distributions	70,454	34,142,734	172,207	89,763,610
Shares redeemed	(2,599,629)	(1,302,623,848)	(3,048,036)	(1,514,143,662)

	36,981	$22,377,726	552,627	$327,860,591

Service
Shares sold	116,488	$60,349,267	307,882	$153,383,975
Shares issued in reinvestment of distributions	6,325	3,064,840	18,900	9,763,495
Shares redeemed	(95,326)	(48,179,759)	(708,694)	(362,768,495)

	27,487	$15,234,348	(381,912)	$(199,621,025)

Investor A
Shares sold	559,728	$285,084,556	1,157,134	$578,808,382
Shares issued in reinvestment of distributions	28,693	13,898,246	81,073	42,206,643
Shares redeemed	(563,599)	(288,004,198)	(2,037,420)	(1,027,376,732)

	24,822	$10,978,604	(799,213)	$(406,361,707)

Investor P
Shares sold	100,247	$50,464,179	191,871	$96,505,627
Shares issued in reinvestment of distributions	17,521	8,485,331	49,144	25,616,598
Shares redeemed	(190,960)	(95,479,592)	(390,454)	(195,039,448)

	(73,192)	$(36,530,082)	(149,439)	$(72,917,223)

Class G
Shares sold	2,871,220	$1,426,149,730	4,376,624	$2,184,933,039
Shares issued in reinvestment of distributions	153,605	74,310,415	359,371	187,153,946
Shares redeemed	(1,214,047)	(617,532,921)	(2,704,051)	(1,378,489,143)

	1,810,778	$882,927,224	2,031,944	$993,597,842

Class K
Shares sold	3,304,579	$1,655,681,954	5,757,122	$2,877,370,135
Shares issued in reinvestment of distributions	160,824	77,916,244	418,815	217,893,849
Shares redeemed	(3,347,007)	(1,714,089,585)	(6,501,345)	(3,269,558,650)

	118,396	$19,508,613	(325,408)	$(174,294,666)

	1,945,272	$914,496,433	928,599	$468,263,812

As of June 30, 2022, shares owned by BlackRock Financial Management, Inc., an affiliate of the Fund, were as follows:

Fund Name	Investor P	Class G	Total

iShares S&P 500 Index Fund	589	143	732

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

20	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Master Portfolio Information as of June 30, 2022	S&P 500 Index Master Portfolio

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

Apple, Inc.	6.5%
Microsoft Corp.	5.9
Amazon.com, Inc.	2.9
Alphabet, Inc., Class A	2.0
Alphabet, Inc., Class C	1.9
Tesla, Inc.	1.7
Berkshire Hathaway, Inc., Class B	1.5
UnitedHealth Group, Inc.	1.5
Johnson & Johnson	1.4
NVIDIA Corp.	1.2

SECTOR ALLOCATION

Sector(a)	Percent of Net Assets

Information Technology	26.4%
Health Care	14.9
Financials	10.6
Consumer Discretionary	10.4
Communication Services	8.7
Industrials	7.7
Consumer Staples	6.9
Energy	4.3
Utilities	3.0
Real Estate	2.9
Materials	2.5
Investment Companies	1.1
Short-Term Securities	1.3
Liabilities in Excess of Other Assets	(0.7)

(a)

For S&P 500 Index Master Portfolio (the “Master Portfolio”) compliance purposes, the Master Portfolio’s sector classifications refer to one or more of the sector subclassifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

M A S T E R P O R T F O L I O I N F O R M A T I O N	21

Schedule of Investments (unaudited) June 30, 2022	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.7%
Boeing Co.(a)(b)	484,328	$66,217,324
General Dynamics Corp.	200,043	44,259,514
Howmet Aerospace, Inc.	329,069	10,349,220
Huntington Ingalls Industries, Inc.	34,143	7,437,029
L3Harris Technologies, Inc.(b)	167,970	40,598,349
Lockheed Martin Corp.	206,254	88,680,970
Northrop Grumman Corp.(b)	127,353	60,947,325
Raytheon Technologies Corp.	1,295,201	124,481,768
Textron, Inc.	189,929	11,598,964
TransDigm Group, Inc.(a)	45,160	24,236,017

		478,806,480

Air Freight & Logistics — 0.7%
CH Robinson Worldwide, Inc.	112,045	11,358,002
Expeditors International of Washington, Inc.	147,027	14,329,251
FedEx Corp.	207,655	47,077,465
United Parcel Service, Inc., Class B	639,605	116,753,497

		189,518,215

Airlines(a) — 0.2%
Alaska Air Group, Inc.	110,571	4,428,369
American Airlines Group, Inc.(b)	564,221	7,154,322
Delta Air Lines, Inc.	552,038	15,992,541
Southwest Airlines Co.	510,705	18,446,665
United Airlines Holdings, Inc.	281,394	9,966,975

		55,988,872

Auto Components — 0.1%
Aptiv PLC(a)	235,948	21,015,888
BorgWarner, Inc.	211,222	7,048,478

		28,064,366

Automobiles — 2.0%
Ford Motor Co.	3,439,017	38,276,259
General Motors Co.(a)	1,269,758	40,327,514
Tesla, Inc.(a)(b)	730,812	492,143,417

		570,747,190

Banks — 3.6%
Bank of America Corp.	6,169,471	192,055,632
Citigroup, Inc.	1,691,174	77,777,092
Citizens Financial Group, Inc.	429,830	15,340,633
Comerica, Inc.	113,951	8,361,724
Fifth Third Bancorp	597,497	20,075,899
First Republic Bank	156,448	22,559,802
Huntington Bancshares, Inc.	1,237,331	14,885,092
JPMorgan Chase & Co.	2,557,809	288,034,872
KeyCorp	813,833	14,022,343
M&T Bank Corp.	155,528	24,789,608
PNC Financial Services Group, Inc.	360,178	56,825,283
Regions Financial Corp.	815,435	15,289,406
Signature Bank	54,749	9,811,568
SVB Financial Group(a)	51,221	20,231,783
Truist Financial Corp.	1,158,559	54,950,453
U.S. Bancorp	1,178,051	54,213,907
Wells Fargo & Co.	3,300,930	129,297,428
Zions Bancorp NA	131,562	6,696,506

		1,025,219,031

Beverages — 1.8%
Brown-Forman Corp., Class B	157,023	11,016,734
Coca-Cola Co.	3,397,749	213,752,389
Constellation Brands, Inc., Class A(b)	142,631	33,241,581

Security	Shares	Value

Beverages (continued)
Keurig Dr. Pepper, Inc.	642,397	$22,734,430
Molson Coors Beverage Co., Class B	161,725	8,815,630
Monster Beverage Corp.(a)	326,636	30,279,157
PepsiCo, Inc.	1,204,147	200,683,139

		520,523,060

Biotechnology — 2.2%
AbbVie, Inc.	1,538,935	235,703,284
Amgen, Inc.	465,222	113,188,513
Biogen, Inc.(a)	126,583	25,815,337
Gilead Sciences, Inc.	1,088,686	67,291,682
Incyte Corp.(a)	165,349	12,561,563
Moderna, Inc.(a)(b)	301,368	43,050,419
Regeneron Pharmaceuticals, Inc.(a)	94,079	55,612,919
Vertex Pharmaceuticals, Inc.(a)	222,732	62,763,650

		615,987,367

Building Products — 0.4%
A O Smith Corp.	112,155	6,132,635
Allegion PLC	79,067	7,740,659
Carrier Global Corp.	744,692	26,555,717
Fortune Brands Home & Security, Inc.	116,636	6,984,164
Johnson Controls International PLC	609,813	29,197,847
Masco Corp.	210,595	10,656,107
Trane Technologies PLC	201,846	26,213,740

		113,480,869

Capital Markets — 2.8%
Ameriprise Financial, Inc.	96,306	22,890,010
Bank of New York Mellon Corp.	643,681	26,847,935
BlackRock, Inc.(c)	123,749	75,368,091
Cboe Global Markets, Inc.	92,728	10,495,882
Charles Schwab Corp.	1,313,419	82,981,813
CME Group, Inc., Class A(b)	311,922	63,850,433
FactSet Research Systems, Inc.	33,178	12,759,264
Franklin Resources, Inc.	241,316	5,625,076
Goldman Sachs Group, Inc.	299,100	88,838,682
Intercontinental Exchange, Inc.	487,634	45,857,101
Invesco Ltd.	303,177	4,890,245
MarketAxess Holdings, Inc.	32,527	8,327,237
Moody’s Corp.	140,369	38,176,157
Morgan Stanley	1,218,729	92,696,528
MSCI, Inc.	70,747	29,158,376
Nasdaq, Inc.(b)	101,593	15,496,996
Northern Trust Corp.	179,182	17,287,479
Raymond James Financial, Inc.	170,192	15,216,867
S&P Global, Inc.	302,281	101,886,834
State Street Corp.	319,896	19,721,588
T Rowe Price Group, Inc.	198,924	22,599,756

		800,972,350

Chemicals — 1.8%
Air Products & Chemicals, Inc.	192,429	46,275,326
Albemarle Corp.	101,530	21,217,739
Celanese Corp.	93,460	10,991,830
CF Industries Holdings, Inc.	181,667	15,574,312
Corteva, Inc.(b)	630,985	34,161,528
Dow, Inc.	638,558	32,955,978
DuPont de Nemours, Inc.	445,155	24,741,715
Eastman Chemical Co.	113,044	10,147,960
Ecolab, Inc.	216,380	33,270,589
FMC Corp.	109,796	11,749,270
International Flavors & Fragrances, Inc.	221,082	26,335,288
Linde PLC(a)(b)	438,297	126,023,536

22	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
LyondellBasell Industries NV, Class A	226,980	$19,851,671
Mosaic Co.	315,251	14,889,305
PPG Industries, Inc.	206,714	23,635,679
Sherwin-Williams Co.	209,356	46,876,902

		498,698,628

Commercial Services & Supplies — 0.5%
Cintas Corp.	75,746	28,293,403
Copart, Inc.(a)	184,515	20,049,400
Republic Services, Inc.	181,257	23,721,104
Rollins, Inc.	192,545	6,723,671
Waste Management, Inc.(b)	334,014	51,097,462

		129,885,040

Communications Equipment — 0.8%
Arista Networks, Inc.(a)	193,923	18,178,342
Cisco Systems, Inc.	3,617,769	154,261,670
F5, Inc.(a)(b)	53,572	8,198,659
Juniper Networks, Inc.	278,138	7,926,933
Motorola Solutions, Inc.	146,853	30,780,389

		219,345,993

Construction & Engineering — 0.1%
Quanta Services, Inc.	123,676	15,501,550

Construction Materials — 0.1%
Martin Marietta Materials, Inc.(b)	54,360	16,266,687
Vulcan Materials Co.	114,692	16,297,733

		32,564,420

Consumer Finance — 0.5%
American Express Co.	531,216	73,637,162
Capital One Financial Corp.	342,299	35,664,133
Discover Financial Services	244,686	23,142,402
Synchrony Financial	436,735	12,062,620

		144,506,317

Containers & Packaging — 0.3%
Amcor PLC	1,302,744	16,193,108
Avery Dennison Corp.	72,146	11,678,273
Ball Corp.	279,717	19,236,138
International Paper Co.	322,772	13,501,553
Packaging Corp. of America	83,104	11,426,800
Sealed Air Corp.	127,950	7,385,274
Westrock Co.	227,684	9,070,930

		88,492,076

Distributors — 0.1%
Genuine Parts Co.	124,310	16,533,230
LKQ Corp.	231,177	11,348,479
Pool Corp.(b)	34,475	12,108,654

		39,990,363

Diversified Financial Services — 1.5%
Berkshire Hathaway, Inc., Class B(a)	1,575,569	430,161,848

Diversified Telecommunication Services — 1.2%
AT&T, Inc.	6,234,607	130,677,363
Lumen Technologies, Inc.	800,526	8,733,738
Verizon Communications, Inc.	3,657,373	185,611,680

		325,022,781

Electric Utilities — 1.9%
Alliant Energy Corp.	217,142	12,726,693
American Electric Power Co., Inc.	447,234	42,907,630
Constellation Energy Corp.(b)	284,691	16,301,407
Duke Energy Corp.	670,488	71,883,018

Security	Shares	Value

Electric Utilities (continued)
Edison International	329,724	$20,851,746
Entergy Corp.	175,326	19,748,721
Evergy, Inc.	198,905	12,978,551
Eversource Energy	299,021	25,258,304
Exelon Corp.	856,593	38,820,795
FirstEnergy Corp.	495,269	19,013,377
NextEra Energy, Inc.	1,710,838	132,521,511
NRG Energy, Inc.	209,647	8,002,226
Pinnacle West Capital Corp.	97,495	7,128,834
PPL Corp.	640,881	17,387,101
Southern Co.	925,328	65,985,140
Xcel Energy, Inc.	474,326	33,563,308

		545,078,362

Electrical Equipment — 0.5%
AMETEK, Inc.(b)	201,712	22,166,132
Eaton Corp. PLC	348,048	43,850,567
Emerson Electric Co.	515,536	41,005,733
Generac Holdings, Inc.(a)	54,841	11,548,418
Rockwell Automation, Inc.	100,473	20,025,274

		138,596,124

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	519,823	33,466,205
CDW Corp.	117,795	18,559,780
Corning, Inc.	661,998	20,859,557
Keysight Technologies, Inc.(a)	159,049	21,924,905
TE Connectivity Ltd.	282,568	31,972,569
Teledyne Technologies, Inc.(a)(b)	40,576	15,220,463
Trimble, Inc.(a)	219,025	12,753,826
Zebra Technologies Corp., Class A(a)	46,134	13,561,089

		168,318,394

Energy Equipment & Services — 0.3%
Baker Hughes Co., Class A	814,572	23,516,694
Halliburton Co.	779,875	24,456,880
Schlumberger NV	1,230,950	44,018,772

		91,992,346

Entertainment — 1.2%
Activision Blizzard, Inc.	680,922	53,016,587
Electronic Arts, Inc.	244,317	29,721,163
Live Nation Entertainment, Inc.(a)	118,078	9,750,881
Netflix, Inc.(a)	385,318	67,380,559
Take-Two Interactive Software, Inc.(a)	137,206	16,811,851
Walt Disney Co.(a)	1,586,288	149,745,587
Warner Bros Discovery, Inc.(a)	1,921,600	25,787,872

		352,214,500

Equity Real Estate Investment Trusts (REITs) — 2.8%
Alexandria Real Estate Equities, Inc.	129,350	18,759,631
American Tower Corp.(b)	404,694	103,435,739
AvalonBay Communities, Inc.	121,824	23,664,312
Boston Properties, Inc.	122,210	10,874,246
Camden Property Trust	92,767	12,475,306
Crown Castle International Corp.(b)	377,118	63,499,129
Digital Realty Trust, Inc.	248,501	32,262,885
Duke Realty Corp.	331,602	18,221,530
Equinix, Inc.(b)	79,269	52,081,318
Equity Residential	296,589	21,419,658
Essex Property Trust, Inc.	57,166	14,949,481
Extra Space Storage, Inc.	115,587	19,663,660
Federal Realty OP LP	61,276	5,866,564
Healthpeak Properties, Inc.	467,734	12,118,988
Host Hotels & Resorts, Inc.	622,085	9,754,293

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) June 30, 2022	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Iron Mountain, Inc.(b)	249,918	$12,168,507
Kimco Realty Corp.(b)	537,722	10,630,764
Mid-America Apartment Communities, Inc.	100,396	17,536,169
Prologis, Inc.	644,746	75,854,367
Public Storage	132,407	41,399,697
Realty Income Corp.	523,918	35,762,643
Regency Centers Corp.	135,952	8,063,313
SBA Communications Corp.	94,412	30,216,561
Simon Property Group, Inc.	285,204	27,071,564
UDR, Inc.	260,715	12,003,319
Ventas, Inc.	346,447	17,817,769
VICI Properties, Inc.	838,656	24,983,562
Vornado Realty Trust	135,460	3,872,801
Welltower, Inc.(b)	395,349	32,556,990
Weyerhaeuser Co.	651,420	21,575,030

		790,559,796

Food & Staples Retailing — 1.5%
Costco Wholesale Corp.(b)	385,994	184,999,204
Kroger Co.	571,342	27,041,617
Sysco Corp.	444,102	37,619,881
Walgreens Boots Alliance, Inc.	623,507	23,630,915
Walmart, Inc.	1,222,640	148,648,571

		421,940,188

Food Products — 1.1%
Archer-Daniels-Midland Co.	490,049	38,027,803
Campbell Soup Co.	178,885	8,595,424
Conagra Brands, Inc.	420,810	14,408,534
General Mills, Inc.	523,526	39,500,037
Hershey Co.	127,511	27,435,267
Hormel Foods Corp.	245,902	11,645,919
J M Smucker Co.	93,140	11,922,851
Kellogg Co.	223,565	15,949,127
Kraft Heinz Co.	613,828	23,411,400
Lamb Weston Holdings, Inc.	124,846	8,921,495
McCormick & Co., Inc.	215,785	17,964,101
Mondelez International, Inc., Class A	1,204,937	74,814,538
Tyson Foods, Inc., Class A	252,085	21,694,435

		314,290,931

Gas Utilities — 0.1%
Atmos Energy Corp.	121,065	13,571,387

Health Care Equipment & Supplies — 2.7%
Abbott Laboratories	1,524,855	165,675,496
ABIOMED, Inc.(a)	38,941	9,638,287
Align Technology, Inc.(a)(b)	63,646	15,063,099
Baxter International, Inc.	435,619	27,979,808
Becton Dickinson & Co.	248,315	61,217,097
Boston Scientific Corp.(a)(b)	1,244,980	46,400,404
Cooper Cos., Inc.	42,656	13,356,447
DENTSPLY SIRONA, Inc.	193,068	6,898,320
DexCom, Inc.(a)	341,823	25,476,068
Edwards Lifesciences Corp.(a)	541,863	51,525,753
Hologic, Inc.(a)	217,150	15,048,495
IDEXX Laboratories, Inc.(a)	73,593	25,811,273
Intuitive Surgical, Inc.(a)	312,607	62,743,351
Medtronic PLC	1,166,949	104,733,673
ResMed, Inc.	127,284	26,682,545
STERIS PLC(b)	86,512	17,834,449
Stryker Corp.	293,100	58,306,383

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Teleflex, Inc.	40,705	$10,007,324
Zimmer Biomet Holdings, Inc.(b)	182,806	19,205,598

		763,603,870

Health Care Providers & Services — 3.4%
AmerisourceBergen Corp.	130,142	18,412,490
Cardinal Health, Inc.	242,546	12,677,879
Centene Corp.(a)	506,425	42,848,619
Cigna Corp.(b)	276,306	72,812,157
CVS Health Corp.	1,142,159	105,832,453
DaVita, Inc.(a)(b)	54,837	4,384,767
Elevance Health, Inc.	209,956	101,320,566
HCA Healthcare, Inc.(b)	198,144	33,300,081
Henry Schein, Inc.(a)	122,025	9,364,199
Humana, Inc.	110,160	51,562,591
Laboratory Corp. of America Holdings	80,470	18,858,949
McKesson Corp.(b)	126,595	41,296,555
Molina Healthcare, Inc.(a)(b)	51,135	14,297,857
Quest Diagnostics, Inc.	102,721	13,659,839
UnitedHealth Group, Inc.(b)	817,437	419,860,166
Universal Health Services, Inc., Class B	58,460	5,887,507

		966,376,675

Hotels, Restaurants & Leisure — 1.8%
Booking Holdings, Inc.(a)(b)	35,378	61,875,768
Caesars Entertainment, Inc.(a)(b)	187,814	7,193,276
Carnival Corp.(a)(b)	693,972	6,002,858
Chipotle Mexican Grill, Inc.(a)(b)	24,419	31,921,982
Darden Restaurants, Inc.	109,918	12,433,924
Domino’s Pizza, Inc.(b)	31,804	12,394,337
Expedia Group, Inc.(a)	131,289	12,450,136
Hilton Worldwide Holdings, Inc.	241,904	26,957,782
Las Vegas Sands Corp.(a)	297,624	9,997,190
Marriott International, Inc., Class A	239,430	32,564,874
McDonald’s Corp.	644,054	159,004,051
MGM Resorts International	307,962	8,915,500
Norwegian Cruise Line Holdings Ltd.(a)(b)	371,149	4,127,177
Penn National Gaming, Inc.(a)	148,849	4,527,987
Royal Caribbean Cruises Ltd.(a)(b)	196,112	6,846,270
Starbucks Corp.	998,351	76,264,033
Wynn Resorts Ltd.(a)(b)	89,689	5,110,479
Yum! Brands, Inc.	248,343	28,189,414

		506,777,038

Household Durables — 0.3%
D.R. Horton, Inc.	278,901	18,460,457
Garmin Ltd.	132,751	13,042,786
Lennar Corp., Class A	228,144	16,100,122
Mohawk Industries, Inc.(a)(b)	44,821	5,561,838
Newell Brands, Inc.	322,363	6,137,792
NVR, Inc.(a)(b)	2,693	10,783,149
PulteGroup, Inc.	212,892	8,436,910
Whirlpool Corp.	48,945	7,580,112

		86,103,166

Household Products — 1.5%
Church & Dwight Co., Inc.	210,033	19,461,658
Clorox Co.	106,445	15,006,616
Colgate-Palmolive Co.	731,513	58,623,452
Kimberly-Clark Corp.	292,310	39,505,696
Procter & Gamble Co.	2,089,492	300,448,055

		433,045,477

24	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Independent Power and Renewable Electricity Producers — 0.0%
AES Corp.	585,315	$12,297,468

Industrial Conglomerates — 0.8%
3M Co.	495,661	64,143,490
General Electric Co.	958,544	61,030,497
Honeywell International, Inc.	592,835	103,040,651

		228,214,638

Insurance — 2.2%
Aflac, Inc.	516,109	28,556,311
Allstate Corp.	239,476	30,348,793
American International Group, Inc.	689,902	35,274,689
Aon PLC, Class A	184,960	49,880,013
Arthur J Gallagher & Co.	182,943	29,827,027
Assurant, Inc.	47,910	8,281,244
Brown & Brown, Inc.(b)	201,523	11,756,852
Chubb Ltd.	369,000	72,538,020
Cincinnati Financial Corp.	131,078	15,595,660
Everest Re Group Ltd.	34,336	9,623,694
Globe Life, Inc.	80,648	7,860,761
Hartford Financial Services Group, Inc.	286,401	18,739,217
Lincoln National Corp.	142,833	6,680,299
Loews Corp.	170,875	10,126,053
Marsh & McLennan Cos., Inc.	438,201	68,030,705
MetLife, Inc.	601,972	37,797,822
Principal Financial Group, Inc.	207,282	13,844,365
Progressive Corp.	507,204	58,972,609
Prudential Financial, Inc.	328,068	31,389,546
Travelers Cos., Inc.	209,339	35,405,505
W R Berkley Corp.	182,655	12,468,030
Willis Towers Watson PLC	97,092	19,164,990

		612,162,205

Interactive Media & Services(a) — 5.2%
Alphabet, Inc., Class A	261,928	570,809,213
Alphabet, Inc., Class C(b)	240,162	525,342,367
Match Group, Inc.	248,716	17,333,018
Meta Platforms, Inc., Class A	1,997,373	322,076,396
Twitter, Inc.	664,288	24,837,729

		1,460,398,723

Internet & Direct Marketing Retail — 3.0%
Amazon.com, Inc.(a)	7,620,159	809,337,087
eBay, Inc.	487,553	20,316,334
Etsy, Inc.(a)(b)	108,518	7,944,603

		837,598,024

IT Services — 4.3%
Accenture PLC, Class A	551,614	153,155,627
Akamai Technologies, Inc.(a)(b)	140,582	12,839,354
Automatic Data Processing, Inc.	364,559	76,571,972
Broadridge Financial Solutions, Inc.(b)	101,399	14,454,428
Cognizant Technology Solutions Corp., Class A	455,869	30,766,599
DXC Technology Co.(a)	212,880	6,452,393
EPAM Systems, Inc.(a)(b)	49,452	14,577,461
Fidelity National Information Services, Inc.	531,906	48,759,823
Fiserv, Inc.(a)	506,637	45,075,494
FleetCor Technologies, Inc.(a)	67,354	14,151,749
Gartner, Inc.(a)	70,140	16,961,956
Global Payments, Inc.	247,136	27,343,127
International Business Machines Corp.	783,297	110,593,703
Jack Henry & Associates, Inc.	63,214	11,379,784
Mastercard, Inc., Class A	747,891	235,944,653

Security	Shares	Value

IT Services (continued)
Paychex, Inc.	278,661	$31,731,128
PayPal Holdings, Inc.(a)	1,011,114	70,616,202
VeriSign, Inc.(a)	84,410	14,124,325
Visa, Inc., Class A(b)	1,433,219	282,186,489

		1,217,686,267

Leisure Products — 0.0%
Hasbro, Inc.	112,722	9,229,677

Life Sciences Tools & Services — 1.9%
Agilent Technologies, Inc.	260,689	30,962,033
Bio-Rad Laboratories, Inc., Class A(a)	18,566	9,190,170
Bio-Techne Corp.	34,272	11,880,046
Charles River Laboratories International, Inc.(a)	43,885	9,390,074
Danaher Corp.	563,543	142,869,421
Illumina, Inc.(a)	135,654	25,009,171
IQVIA Holdings, Inc.(a)(b)	165,805	35,978,027
Mettler-Toledo International, Inc.(a)	19,751	22,689,356
PerkinElmer, Inc.(b)	109,918	15,632,538
Thermo Fisher Scientific, Inc.	340,915	185,212,301
Waters Corp.(a)	53,119	17,581,327
West Pharmaceutical Services, Inc.	63,974	19,343,818

		525,738,282

Machinery — 1.5%
Caterpillar, Inc.	464,503	83,034,556
Cummins, Inc.	123,613	23,922,824
Deere & Co.	243,412	72,894,592
Dover Corp.(b)	124,384	15,090,267
Fortive Corp.	311,313	16,929,201
IDEX Corp.(b)	65,987	11,985,219
Illinois Tool Works, Inc.	247,901	45,179,957
Ingersoll Rand, Inc.	353,745	14,885,590
Nordson Corp.(b)	46,797	9,473,585
Otis Worldwide Corp.	368,827	26,065,004
PACCAR, Inc.	302,271	24,888,994
Parker-Hannifin Corp.	111,810	27,510,850
Pentair PLC	143,816	6,582,458
Snap-on, Inc.	45,895	9,042,692
Stanley Black & Decker, Inc.	131,472	13,786,154
Westinghouse Air Brake Technologies Corp.(b)	162,123	13,307,056
Xylem, Inc.	156,302	12,219,690

		426,798,689

Media — 0.9%
Charter Communications, Inc., Class A(a)	100,867	47,259,216
Comcast Corp., Class A	3,893,316	152,773,720
DISH Network Corp., Class A(a)(b)	215,893	3,870,961
Fox Corp., Class A	278,201	8,946,944
Fox Corp., Class B	124,115	3,686,215
Interpublic Group of Cos., Inc.	340,332	9,369,340
News Corp., Class A	335,584	5,228,399
News Corp., Class B(b)	114,231	1,815,131
Omnicom Group, Inc.	180,687	11,493,500
Paramount Global, Class B	525,771	12,976,028

		257,419,454

Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	1,262,129	36,929,894
Newmont Corp.	692,098	41,297,488
Nucor Corp.	231,707	24,192,528

		102,419,910

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) June 30, 2022	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Multiline Retail — 0.5%
Dollar General Corp.	199,244	$48,902,447
Dollar Tree, Inc.(a)	195,240	30,428,154
Target Corp.	402,709	56,874,592

		136,205,193

Multi-Utilities — 0.9%
Ameren Corp.	223,761	20,219,044
CenterPoint Energy, Inc.	547,665	16,199,931
CMS Energy Corp.	251,484	16,975,170
Consolidated Edison, Inc.	307,228	29,217,383
Dominion Energy, Inc.	706,679	56,400,051
DTE Energy Co.	167,102	21,180,178
NiSource, Inc.	353,400	10,421,766
Public Service Enterprise Group, Inc.	438,991	27,779,350
Sempra Energy	273,721	41,132,055
WEC Energy Group, Inc.	274,139	27,589,349

		267,114,277

Oil, Gas & Consumable Fuels — 4.0%
APA Corp.	294,558	10,280,074
Chevron Corp.	1,711,110	247,734,506
ConocoPhillips	1,126,436	101,165,217
Coterra Energy, Inc.	708,634	18,275,671
Devon Energy Corp.	534,544	29,458,720
Diamondback Energy, Inc.	145,300	17,603,095
EOG Resources, Inc.	510,084	56,333,677
Exxon Mobil Corp.	3,668,606	314,179,418
Hess Corp.	239,258	25,346,993
Kinder Morgan, Inc.	1,692,447	28,365,412
Marathon Oil Corp.	616,312	13,854,694
Marathon Petroleum Corp.	471,140	38,732,419
Occidental Petroleum Corp.	775,369	45,653,727
ONEOK, Inc.	388,336	21,552,648
Phillips 66	418,979	34,352,088
Pioneer Natural Resources Co.	195,966	43,716,095
Valero Energy Corp.	346,896	36,868,107
Williams Cos., Inc.	1,054,531	32,911,912

		1,116,384,473

Personal Products — 0.2%
Estee Lauder Cos., Inc., Class A	201,722	51,372,542

Pharmaceuticals — 4.7%
Bristol-Myers Squibb Co.	1,854,153	142,769,781
Catalent, Inc.(a)(b)	156,629	16,804,725
Eli Lilly & Co.	686,802	222,681,812
Johnson & Johnson	2,291,627	406,786,709
Merck & Co., Inc.	2,202,278	200,781,685
Organon & Co.	220,304	7,435,260
Pfizer, Inc.	4,886,399	256,193,900
Viatris, Inc.	1,040,410	10,893,093
Zoetis, Inc., Class A	410,628	70,582,847

		1,334,929,812

Professional Services — 0.3%
Equifax, Inc.(b)	105,276	19,242,347
Jacobs Engineering Group, Inc.	111,783	14,210,973
Leidos Holdings, Inc.	120,862	12,172,012
Nielsen Holdings PLC	313,638	7,282,675
Robert Half International, Inc.	95,263	7,134,246
Verisk Analytics, Inc.	137,513	23,802,125

		83,844,378

Security	Shares	Value

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(a)	288,437	$21,231,848

Road & Rail — 0.9%
CSX Corp.	1,893,513	55,025,488
JB Hunt Transport Services, Inc.	73,148	11,518,615
Norfolk Southern Corp.	208,104	47,299,958
Old Dominion Freight Line, Inc.	80,446	20,616,701
Union Pacific Corp.	546,932	116,649,657

		251,110,419

Semiconductors & Semiconductor Equipment — 5.1%
Advanced Micro Devices, Inc.(a)	1,411,263	107,919,282
Analog Devices, Inc.	455,937	66,607,836
Applied Materials, Inc.	770,693	70,117,649
Broadcom, Inc.	355,562	172,735,575
Enphase Energy, Inc.(a)	116,630	22,770,841
Intel Corp.	3,561,015	133,217,571
KLA Corp.	130,806	41,737,578
Lam Research Corp.	121,073	51,595,259
Microchip Technology, Inc.	482,547	28,026,330
Micron Technology, Inc.	971,860	53,724,421
Monolithic Power Systems, Inc.	37,833	14,529,385
NVIDIA Corp.	2,180,688	330,570,494
NXP Semiconductors NV	228,662	33,848,836
ON Semiconductor Corp.(a)(b)	378,401	19,037,354
Qorvo, Inc.(a)	95,283	8,987,093
Qualcomm, Inc.	975,382	124,595,297
Skyworks Solutions, Inc.	141,206	13,081,324
SolarEdge Technologies, Inc.(a)(b)	48,235	13,200,955
Teradyne, Inc.	142,480	12,759,084
Texas Instruments, Inc.	803,331	123,431,808

		1,442,493,972

Software — 8.8%
Adobe, Inc.(a)	411,489	150,629,663
ANSYS, Inc.(a)(b)	76,265	18,249,452
Autodesk, Inc.(a)	190,916	32,829,915
Cadence Design Systems, Inc.(a)	240,532	36,087,016
Ceridian HCM Holding, Inc.(a)	117,946	5,552,898
Citrix Systems, Inc.	106,925	10,389,902
Fortinet, Inc.(a)	580,165	32,825,736
Intuit, Inc.	245,763	94,726,891
Microsoft Corp.	6,513,317	1,672,815,205
NortonLifeLock, Inc.	505,216	11,094,543
Oracle Corp.	1,371,317	95,813,919
Paycom Software, Inc.(a)	42,218	11,826,106
PTC, Inc.(a)	90,837	9,659,607
Roper Technologies, Inc.	92,272	36,415,145
Salesforce, Inc.(a)	865,239	142,799,045
ServiceNow, Inc.(a)	174,576	83,014,379
Synopsys, Inc.(a)(b)	133,170	40,443,729
Tyler Technologies, Inc.(a)	35,732	11,880,175

		2,497,053,326

Specialty Retail — 2.0%
Advance Auto Parts, Inc.	54,557	9,443,271
AutoZone, Inc.(a)(b)	17,286	37,149,688
Bath & Body Works, Inc.	207,695	5,591,149
Best Buy Co., Inc.	176,327	11,494,757
CarMax, Inc.(a)(b)	139,969	12,664,395
Home Depot, Inc.	899,935	246,825,173
Lowe’s Cos., Inc.	575,755	100,567,126
O’Reilly Automotive, Inc.(a)	57,238	36,160,679

26	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Ross Stores, Inc.(b)	306,962	$21,557,941
TJX Cos., Inc.	1,022,787	57,122,654
Tractor Supply Co.	98,541	19,102,173
Ulta Beauty, Inc.(a)	45,483	17,532,787

		575,211,793

Technology Hardware, Storage & Peripherals — 6.8%
Apple, Inc.	13,390,535	1,830,753,945
Hewlett Packard Enterprise Co.	1,121,374	14,869,419
HP, Inc.	917,352	30,070,799
NetApp, Inc.	191,781	12,511,792
Seagate Technology Holdings PLC	172,134	12,297,253
Western Digital Corp.(a)	271,602	12,175,918

		1,912,679,126

Textiles, Apparel & Luxury Goods — 0.5%
NIKE, Inc., Class B	1,104,934	112,924,255
PVH Corp.	60,241	3,427,713
Ralph Lauren Corp., Class A	39,948	3,581,338
Tapestry, Inc.	219,289	6,692,700
VF Corp.	280,037	12,369,234

		138,995,240

Tobacco — 0.7%
Altria Group, Inc.	1,582,344	66,094,509
Philip Morris International, Inc.	1,349,955	133,294,557

		199,389,066

Trading Companies & Distributors — 0.2%
Fastenal Co.	500,655	24,992,697
United Rentals, Inc.(a)(b)	62,437	15,166,572
W.W.Grainger, Inc.	37,760	17,159,277

		57,318,546

Water Utilities — 0.1%
American Water Works Co., Inc.	157,558	23,439,904

Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.(a)	513,108	69,033,550

Total Common Stocks — 98.3% (Cost: $14,194,223,696)		27,783,715,872

Security	Shares	Value

Investment Companies

Equity Funds — 1.1%
iShares Core S&P 500 ETF(c)	817,569	$309,981,286

Total Investment Companies — 1.1% (Cost: $312,445,468)		309,981,286

Total Long-Term Investments — 99.4% (Cost: $14,506,669,164)		28,093,697,158

Short-Term Securities

Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.64%(c)(d)(e)	244,812,799	244,788,318
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.38%(c)(d)	127,249,950	127,249,950

Total Short-Term Securities — 1.3% (Cost: $372,016,170)		372,038,268

Total Investments — 100.7% (Cost: $14,878,685,334)		28,465,735,426
Liabilities in Excess of Other Assets — (0.7)%		(191,077,293)

Net Assets — 100.0%		$28,274,658,133

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Master Portfolio.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) June 30, 2022	S&P 500 Index Master Portfolio

Affiliates

Investments in issuers considered to be affiliate(s) of the Master Portfolio during the six months ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$129,540,046	$115,312,575	(a)	$—		$(70,811)	$6,508	$244,788,318	244,812,799	$131,871	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	190,825,864	—		(63,575,914	)(a)	—	—	127,249,950	127,249,950	198,780		—
BlackRock, Inc.	110,121,726	2,399,064		—		—	(37,152,699)	75,368,091	123,749	1,178,866		—
iShares Core S&P 500 ETF	433,216,628	1,599,295,107		(1,682,275,366)		(11,571,349)	(28,683,734)	309,981,286	817,569	1,300,609		—

						$(11,642,160)	$(65,829,925)	$757,387,645		$2,810,126		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	630	09/16/22	$119,369	$(792,610)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$792,610	$—	$—	$—	$792,610

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Master Portfolio Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in net unrealized appreciation (depreciation).

For the period ended June 30, 2022, the effect of derivative financial instruments in the Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$(17,723,532)	$—	$—	$—	$(17,723,532)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(7,709,800)	$—	$—	$—	$(7,709,800)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$158,001,900

28	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	S&P 500 Index Master Portfolio

For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$27,783,715,872	$—	$—	$27,783,715,872
Investment Companies	309,981,286	—	—	309,981,286
Short-Term Securities
Money Market Funds	372,038,268	—	—	372,038,268

	$28,465,735,426	$—	$—	$28,465,735,426

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(792,610)	$—	$—	$(792,610)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	29

Statement of Assets and Liabilities (unaudited)

June 30, 2022

S&P 500 Index Master Portfolio

ASSETS
Investments, at value — unaffiliated(a)(b)	$27,708,347,781
Investments, at value — affiliated(c)	757,387,645
Cash	126,116
Cash pledged for futures contracts	6,681,800
Receivables:
Securities lending income — affiliated	23,079
Contributions from investors	52,162,043
Dividends — unaffiliated	21,620,287
Dividends — affiliated	84,266
Prepaid expenses	55,485

Total assets	28,546,488,502

LIABILITIES
Collateral on securities loaned	244,718,042
Payables:
Investments purchased	25,423,388
Investment advisory fees	468,308
Trustees’ fees	119,823
Professional fees	100,667
Variation margin on futures contracts	1,000,141

Total liabilities	271,830,369

NET ASSETS	$28,274,658,133

NET ASSETS CONSIST OF
Investors’ capital	$14,688,400,651
Net unrealized appreciation (depreciation)	13,586,257,482

NET ASSETS	$28,274,658,133

(a) Investments, at cost — unaffiliated	$14,150,636,878
(b) Securities loaned, at value	$238,126,980
(c) Investments, at cost — affiliated	$728,048,456

See notes to financial statements.

30	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Operations (unaudited)

Six Months Ended June 30, 2022

S&P 500 Index Master Portfolio

INVESTMENT INCOME
Dividends — unaffiliated	$226,230,849
Dividends — affiliated	2,679,639
Securities lending income — affiliated — net	130,487
Foreign taxes withheld	(1,189,183)

Total investment income	227,851,792

EXPENSES
Investment advisory	1,548,105
Trustees	181,249
Miscellaneous	19,074

Total expenses	1,748,428
Less:
Fees waived and/or reimbursed by the Manager	(258,748)

Total expenses after fees waived and/or reimbursed	1,489,680

Net investment income	226,362,112

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	10,058,885
Investments — affiliated	(11,642,160)
Futures contracts	(17,723,532)

(19,306,807)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(7,040,830,254)
Investments — affiliated	(65,829,925)
Futures contracts	(7,709,800)

(7,114,369,979)

Net realized and unrealized loss	(7,133,676,786)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,907,314,674)

See notes to financial statements.

M A S T E R P O R T F O L I O F I N A N C I A L S T A T E M E N T S	31

Statements of Changes in Net Assets

	S&P 500 Index Master Portfolio
	Six Months Ended 06/30/22 (unaudited)	Year Ended 12/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$226,362,112	$429,887,939
Net realized gain (loss)	(19,306,807)	297,816,671
Net change in unrealized appreciation (depreciation)	(7,114,369,979)	7,008,302,074

Net increase (decrease) in net assets resulting from operations	(6,907,314,674)	7,736,006,684

CAPITAL TRANSACTIONS
Proceeds from contributions	4,793,107,543	7,697,627,774
Value of withdrawals	(4,100,420,308)	(7,937,321,540)

Net increase (decrease) in net assets derived from capital transactions	692,687,235	(239,693,766)

NET ASSETS
Total increase (decrease) in net assets	(6,214,627,439)	7,496,312,918
Beginning of period	34,489,285,572	26,992,972,654

End of period	$28,274,658,133	$34,489,285,572

See notes to financial statements.

32	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (unaudited)

	S&P 500 Index Master Portfolio
	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017

Total Return
Total return	(19.96	)%(a)	28.65%	18.42%	31.44%	(4.38)%	21.77%

Ratios to Average Net Assets(b)
Total expenses	0.01	%(c)	0.01%	0.01%	0.03%	0.04%	0.04%

Total expenses after fees waived and/or reimbursed	0.01	%(c)	0.01%	0.01%	0.02%	0.04%	0.04%

Net investment income	1.46	%(c)	1.39%	1.82%	1.95%	1.92%	1.93%

Supplemental Data
Net assets, end of period (000)	$28,274,658		$34,489,286	$26,992,973	$23,207,958	$17,256,929	$13,775,074

Portfolio turnover rate		6%	6%	5%	3%	12%	11%

(a)	Aggregate total return.
(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(c)	Annualized.

See notes to financial statements.

M A S T E R P O R T F O L I O F I N A N C I A L H I G H L I G H T S	33

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is organized as a Delaware statutory trust. S&P 500 Index Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as diversified.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of open-end equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Taxes: The Master Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Master Portfolio invests. These foreign taxes, if any, are paid by the Master Portfolio and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2022, if any, are disclosed in the Statement of Assets and Liabilities.

The Master Portfolio files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Master Portfolio may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Segregation and Collateralization: In cases where the Master Portfolio enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, the Master Portfolio may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investments to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Master Portfolio is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

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Notes to Financial Statements (unaudited) (continued)

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Master Portfolio uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Master Portfolio, except in the event of borrower default. The securities on loan, if any, are disclosed in the Master Portfolio’s Schedule of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value –unaffiliated and collateral on securities loaned, respectively.

Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities

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Notes to Financial Statements (unaudited) (continued)

loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Master Portfolio’s securities on loan by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

Barclays Bank PLC	$23,495,464	$(23,495,464)	$—		$—
Barclays Capital, Inc.	2,399,069	(2,399,069)	—		—
BNP Paribas SA	18,646,184	(18,646,184)	—		—
BofA Securities, Inc.	31,504,082	(31,504,082)	—		—
Citigroup Global Markets, Inc.	2,997,580	(2,997,580)	—		—
Credit Suisse Securities (USA) LLC	11,746,463	(11,746,463)	—		—
Goldman Sachs & Co. LLC	23,367,638	(23,367,638)	—		—
HSBC Bank PLC	6,846,270	(6,846,270)	—		—
J.P. Morgan Securities LLC	12,764,875	(12,764,875)	—		—
Jefferies LLC	9,459,571	(9,459,571)	—		—
Morgan Stanley	2,629,954	(2,629,954)	—		—
National Financial Services LLC	355,550	(355,550)	—		—
Scotia Capital (USA), Inc.	34,440,837	(34,440,837)	—		—
SG Americas Securities LLC	2,192,236	(2,192,236)	—		—
State Street Bank & Trust Co.	8,128	(8,128)	—		—
UBS AG	26,770,430	(26,770,430)	—		—
UBS Securities LLC	3,387,919	(3,387,919)	—		—
Virtu Americas LLC	23,590,737	(23,590,737)	—		—
Wells Fargo Securities LLC	1,523,993	(1,523,993)	—		—

	$238,126,980	$(238,126,980)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Master Portfolio is disclosed in the Master Portfolio’s Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Master Portfolio.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

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Notes to Financial Statements (unaudited) (continued)

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.

For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.01% of the average daily value of the Master Portfolio’s net assets.

Administration: MIP, on behalf of the Master Portfolio entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), which has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Master Portfolio’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolio.

BAL is not entitled to compensation for providing administrative services to the Master Portfolio, for so long as BAL (or an affiliate) is entitled to compensation for providing administrative services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolio.

The fees and expenses of the Master Portfolio’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Master Portfolio’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. BFA has contractually agreed to reimburse the Master Portfolio or provide an offsetting credit against the investment advisory fees paid by the Master Portfolio in an amount equal to these independent expenses through June 30, 2023. If the Master Portfolio does not pay administration fees, BAL agrees to cap the expenses of the Master Portfolio at the rate at which it pays an investment advisory fee to BFA. The amount waived is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2022, the amount waived was $200,323.

Expense Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the Master Portfolio. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2022, the amounts waived were $47,078.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Master Portfolio. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2022, the Manager waived $11,347 in investment advisory fees pursuant to this arrangement.

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Master Portfolio retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Master Portfolio retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2022, the Master Portfolio paid BTC $55,210 for securities lending agent services.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. The Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.

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Notes to Financial Statements (unaudited) (continued)

A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2022, the Master Portfolio did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Master Portfolio are directors and/or officers of BlackRock or its affiliates.

Other Transactions: The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended June 30, 2022, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:

Master Portfolio Name	Purchases	Sales	Net Realized Gain (Loss)

S&P 500 Index Master Portfolio	$97,587,938	$22,933,585	$(9,111,996)

7.	PURCHASES AND SALES

For the six months ended June 30, 2022, purchases and sales of investments, excluding short-term investments, were $2,724,723,652 and $1,878,815,391, respectively.

8.	INCOME TAX INFORMATION

The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of June 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

As of June 30, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Master Portfolio Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

S&P 500 Index Master Portfolio	$14,682,507,554	$14,705,521,346	$(923,086,084)	$13,782,435,262

9.	BANK BORROWINGS

MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2023 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2022, the Master Portfolio did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political

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and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Master Portfolio and its investments. The Master Portfolio’s prospectus provides details of the risks to which the Master Portfolio is subject.

The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Master Portfolio may invest in illiquid investments. An illiquid investment is any investment that the Master Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Master Portfolio may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the Master Portfolio invests.

Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Master Portfolio’s portfolio are disclosed in its Schedule of Investments.

The Master Portfolio invests a significant portion of its assets in securities within a single or limited number of market sectors. When the Master Portfolio concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Master Portfolio and could affect the income from, or the value or liquidity of, the Master Portfolio’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force the Master Portfolio to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Master Portfolio may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Master Portfolio is uncertain.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

M A S T E R P O R T F O L I O N O T E S T O F I N A N C I A L S T A T E M E N T S	39

Disclosure of Investment Advisory Agreement

The Board of Trustees of Master Investment Portfolio (the “Master Portfolio”) met on April 20, 2022 (the “April Meeting”) and May 10-11, 2022 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Agreement”) between the Master Portfolio, on behalf of S&P 500 Index Master Portfolio (the “Master Fund”) and BlackRock Fund Advisors (the “Manager” or BlackRock), the Master Portfolio’s investment advisor. iShares S&P 500 Index Fund (the “Feeder Fund”), a series of BlackRock Funds III (the “Feeder Trust”), is a “feeder” fund that invests all of its investable assets in the Master Fund. Accordingly, the Board of Trustees of the Feeder Trust also considered the approval of the Agreement with respect to the Master Fund. For simplicity: (a) the Board of Trustees of the Master Portfolio and the Board of Trustees of the Feeder Trust are referred to herein collectively as the “Board,” and the members are referred to as “Board Members”; and (b) the shareholders of the Feeder Fund and the interest holders of the Master Fund are referred to as “shareholders.”

The Approval Process

Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the continuation of the Agreement for the Master Portfolio on an annual basis. The Board members who are not “interested persons” of the Master Portfolio, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Master Portfolio, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each typically extending for two days, as well as additional ad hoc meetings throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information surrounding the renewal of the Agreement. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to the Master Fund and the Feeder Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Master Fund’s and Feeder Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.

During the year, the Board, acting directly and through its committees, considers information that was relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Master Fund, the Feeder Fund and their shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Fund and/or the Feeder Fund for services; (c) the Master Fund’s and/or the Feeder Fund’s operating expenses and how BlackRock allocates expenses to the Master Fund and the Feeder Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Master Fund’s and the Feeder Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Master Fund’s and the Feeder Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Fund’s and/or the Feeder Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Master Fund and/or the Feeder Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Prior to and in preparation for the April Meeting, the Board requested and reviewed materials specifically relating to the renewal of the Agreement. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper Classification or Morningstar category, regarding fees and expenses of the Master Fund and the Feeder Fund, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”), and the investment performance of the Feeder Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Master Fund and the Feeder Fund; (g) a summary of aggregate amounts paid by the Master Fund and/or the Feeder Fund to BlackRock; (h) sales and redemption data regarding the Feeder Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s, the Master Fund’s and the Feeder Fund’s operations.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement, and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Master Fund and the Feeder Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Master Fund and the Feeder Fund; (d) the Feeder Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Master Fund and the Feeder Fund; and (g) other factors deemed relevant by the Board Members.

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Disclosure of Investment Advisory Agreement  (continued)

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of portfolio holdings of the Master Fund. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Feeder Fund. Throughout the year, the Board compared the Feeder Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Master Fund’s portfolio management team discussing the Master Fund’s performance and the Master Fund’s investment strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Master Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Master Fund and the Feeder Fund. BlackRock and its affiliates provide the Master Fund and the Feeder Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Master Fund and the Feeder Fund by third parties) and officers and other personnel as are necessary for the operations of the Master Fund and the Feeder Fund. In particular, BlackRock and its affiliates provide the Master Fund and the Feeder Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third party service providers including, among others, the custodian, fund accountant, transfer agent, and auditor for the Master Fund and Feeder Fund, as applicable; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Master Fund and the Feeder Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Feeder Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans, including in light of the ongoing COVID-19 pandemic.

B. The Investment Performance of the Master Fund, the Feeder Fund and BlackRock

The Board, including the Independent Board Members, reviewed and considered the performance history of the Master Fund and the Feeder Fund, as applicable, throughout the year and at the April Meeting. The Board noted that the Feeder Fund’s investment results correspond directly to the investment results of the Master Fund. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Feeder Fund’s performance as of December 31, 2021, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Feeder Fund as compared to its Performance Peers and the performance of the Feeder Fund as compared with its benchmark. The Board and its Performance Oversight Committee regularly review, and meet with Master Fund management to discuss, the performance of the Master Fund and the Feeder Fund, as applicable, throughout the year.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could have the ability to disproportionately affect long-term performance.

The Board noted that for the one-year period reported, the Feeder Fund’s net performance was within the tolerance range of its benchmark. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Feeder Fund, and that BlackRock has explained its rationale for this belief to the Board.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Master Fund and the Feeder Fund

The Board, including the Independent Board Members, reviewed the Master Fund’s/Feeder Fund’s contractual management fee rate compared with those of the Feeder Fund’s Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Feeder Fund’s total expense ratio, as well as the Master Fund’s/Feeder Fund’s actual management fee rate, to those of the Feeder Fund’s Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T	41

Disclosure of Investment Advisory Agreement   (continued)

waivers. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Fund and the Feeder Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Master Fund and the Feeder Fund, as applicable, and other funds the Board currently oversees for the year ended December 31, 2021 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Master Fund and the Feeder Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that the Master Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and the Feeder Fund’s total expense ratio each ranked in the first quartile relative to the Feeder Fund’s Expense Peers. The Board also noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate the Master Fund/Feeder Fund for certain other fees and expenses.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Fund and the Feeder Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which the Master Fund and the Feeder Fund benefit from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Master Fund and the Feeder Fund to more fully participate in these economies of scale. The Board considered the Master Fund’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Master Fund and the Feeder Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master Fund and the Feeder Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Feeder Fund shares if they believe that the Feeder Fund’s and/or the Master Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Feeder Fund.

Conclusion

At the May Meeting, as a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board of the Master Portfolio, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Master Portfolio, on behalf of the Master Fund for a one-year term ending June 30, 2023. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board of the Master Portfolio, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Master Fund and its shareholders. The Board of the Feeder Trust, including the Independent Board Members, also considered the continuation of the Agreement with respect to the Master Fund and found the Agreement to be satisfactory. In arriving at its decision to approve the Agreement, the Board of the Master Portfolio did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

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Additional Information

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Fund/Master Portfolio will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

General Information

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund/Master Portfolio may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund/Master Portfolio and does not, and is not intended to, incorporate BlackRock’s website in this report.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund/Master Portfolio file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Fund’s/Master Portfolio’s Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, the Fund/Master Portfolio makes their portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.

Availability of Proxy Voting Policies, Procedures and Voting Records

A description of the policies and procedures that the Fund/Master Portfolio use to determine how to vote proxies relating to portfolio securities and information about how the Fund/Master Portfolio voted proxies relating to securities held in the Fund’s/Master Portfolio’s portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 441-7762; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

A D D I T I O N A L I N F O R M A T I O N	43

Additional Information   (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Fund and/or MIP Service Providers

Investment Adviser	Distributor
BlackRock Fund Advisors	BlackRock Investments, LLC
San Francisco, CA 94105	New York, NY 10022

Administrator	Independent Registered Public Accounting Firm
BlackRock Advisors, LLC	PricewaterhouseCoopers LLP
Wilmington, DE 19809	Philadelphia, PA 19103

Accounting Agent and Custodian	Legal Counsel
State Street Bank and Trust Company	Sidley Austin LLP
Boston, MA 02111	New York, NY 10019

Transfer Agent	Address of the Trust/MIP
BNY Mellon Investment Servicing (US) Inc.	400 Howard Street
Wilmington, DE 19809	San Francisco, CA 94105

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Glossary of Terms Used in this Report

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	45

Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

SPSF-06/22-SAR

JUNE 30, 2022

2022 Semi-Annual Report (Unaudited)

BlackRock Funds III

•	iShares U.S. Aggregate Bond Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of June 30, 2022 saw the emergence of significant challenges that disrupted the economic recovery and strong financial markets. The U.S. economy shrank in the first quarter of 2022, ending the run of robust growth that followed the reopening of global economies and the development of COVID-19 vaccines. Rapid changes in consumer spending led to supply constraints and elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell, as persistently high inflation drove investors’ expectations for higher interest rates, particularly weighing on relatively high-valuation growth stocks and economically sensitive small-capitalization stocks. While both large- and small-capitalization U.S. stocks fell, declines for small-capitalization U.S. stocks were particularly steep. Both emerging market stocks and international equities from developed markets fell significantly, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose notably during the reporting period as increasing inflation drove investors’ expectations for higher interest rates. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is growing faster than expected, raised interest rates three times while indicating that additional large rate hikes were likely. Furthermore, the Fed wound down its bond-buying programs and began to reduce its balance sheet. Continued high inflation and the Fed’s statements led many analysts to anticipate that interest rates have significant room to rise before peaking.

Furthermore, the horrific war in Ukraine has significantly clouded the outlook for the global economy, leading to major volatility in energy and metals markets. Sanctions on Russia, Europe’s top energy supplier, and general wartime disruption have magnified supply problems for key commodities. We believe elevated energy prices will continue to exacerbate inflationary pressure while also constraining economic growth. Combating inflation without stifling a recovery, while buffering against ongoing supply and price shocks, will be an especially challenging environment for setting effective monetary policy. Despite the likelihood of more rate increases on the horizon, we believe the Fed will err on the side of protecting employment, even at the expense of higher inflation. However, markets have been primed to expect sharp tightening, which could weigh on valuations until central banks begin to tap the brakes.

In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Furthermore, the energy shock and a deteriorating economic backdrop in China and Europe are likely to challenge corporate earnings, so we are underweight equities overall in the near-term. We take the opposite view on credit, where higher spreads provide near-term opportunities, while the likelihood of a higher inflation regime leads us to take an underweight stance on credit in the long-term. We believe that investment-grade corporates, U.K. gilts, local-currency emerging market debt, and inflation-protected bonds (particularly in Europe) offer strong opportunities in a six- to twelve-month horizon.

Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of June 30, 2022

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(19.96)%	(10.62)%

U.S. small cap equities (Russell 2000® Index)	(23.43)	(25.20)

International equities (MSCI Europe, Australasia, Far East Index)	(19.57)	(17.77)

Emerging market equities (MSCI Emerging Markets Index)	(17.63)	(25.28)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.15	0.18

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(11.34)	(10.94)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(10.35)	(10.29)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(8.98)	(8.57)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(14.19)	(12.82)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of June 30, 2022	iShares U.S. Aggregate Bond Index Fund

Investment Objective

iShares U.S. Aggregate Bond Index Fund’s (the “Fund”) investment objective is to seek to provide investment results that correspond to the total return performance of fixed-income securities in the aggregate, as represented by the Bloomberg U.S. Aggregate Bond Index (the “Index”).

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended June 30, 2022, the Fund’s Institutional Shares returned (10.21)%, Investor A Shares returned (10.32)%, Class K Shares returned (10.17)% and Investor P Shares returned (10.32)%. For the same period, the benchmark Index returned (10.35)%.

Returns for the Fund’s respective share classes differ from the Index based on individual share class expenses. The Fund invests all of its assets in U.S. Total Bond Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

Describe the market environment.

The broad U.S. taxable bond market returned (10.35)% for the first half of 2022 as gauged by the Index. The 10-year U.S. Treasury yield reached as high as 3.49% before finishing the period at 3.01%, an increase of 149 basis points from its 1.52% starting point at the end of 2021. Market volatility persisted as the focus of investors toggled between persistently high inflation prints and growing fears around a potential recession.

With respect to monetary policy, the Fed signaled at the beginning of June 2022 that 50 basis point increases in its benchmark overnight lending rate in June and July 2022 would be sufficient near-term tightening under the assumption that monthly inflation prints would decelerate. However, strong consumer price index data released the week prior to the June 15th Federal Open Market Committee meeting forced the Fed to accelerate its hiking path, raising rates by 75 basis points. While the committee “does not expect moves of this size to be common,” it raised guidance for the path of hikes for the rest of the year and indicate it will be looking for compelling evidence that inflation pressures are abating before considering a pause. Importantly, the Fed’s Summary of Economic Projections revealed an acknowledgment that restoring price stability will require some economic pain, likely in the form of higher unemployment.

Elsewhere on the economic data front, May 2022 saw a solid 390,000 jobs gained, although this reflected a slowdown from the 516,000 gained in April 2022. Unemployment remained little changed at 3.62% for the third month in a row as the pace of recovery continues to slow since the start of the year. Other parts of the economy also showed moderation, with retail sales, housing starts, and purchasing manager index data all softening. Additionally, consumer confidence has fallen precipitously over the course of the first half of the year as inflation takes its toll on household spending and sentiment.

Describe recent portfolio activity.

During the period, the Master Portfolio maintained its objective of seeking to provide investment results that correspond to the total return performance of the Index by selecting securities in accordance with their relative proportion within the Index. Other factors considered in security selection included transaction costs and maturity structure.

Describe portfolio positioning at period end.

The Master Portfolio remains positioned to attempt to match the risk characteristics of the Index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance

				Average Annual Total Returns(a)(b)

				1 Year		5 Years		10 Years

	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge

Institutional	3.36%	3.35%	(10.21)%	(10.35)%	N/A	0.78%	N/A	1.39%	N/A
Investor A	3.11	3.10	(10.32)	(10.57)	N/A	0.55	N/A	1.14	N/A
Investor P	2.99	2.98	(10.32)	(10.48)	(14.07)%	0.54	(0.28)%	1.13	0.71%
Class K	3.41	3.40	(10.17)	(10.21)	N/A	0.85	N/A	1.44	N/A

Bloomberg U.S. Aggregate Bond Index(c)	—	—	(10.35)	(10.29)	N/A	0.88	N/A	1.54	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund invests all of its assets in the Master Portfolio. The Master Portfolio invests primarily in investment-grade U.S. Government securities and corporate bonds, as well as investment grade mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities.

(c)	A broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

4	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of June 30, 2022 (continued)	iShares U.S. Aggregate Bond Index Fund

Expense Example

	Actual				Hypothetical 5% Return

	Beginning Account Value (01/01/22)	Ending Account Value (06/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (01/01/22)	Ending Account Value (06/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

Institutional	$1,000.00	$897.90	$0.47		$1,000.00	$1,024.30	$0.50		0.10%
Investor A	1,000.00	896.80	1.65		1,000.00	1,023.06	1.76		0.35
Investor P	1,000.00	896.80	1.65		1,000.00	1,023.06	1.76		0.35
Class K	1,000.00	898.30	0.24		1,000.00	1,024.55	0.25		0.05

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio in which it invests.

See “Disclosure of Expenses” for further information on how expenses were calculated.

F U N D S U M M A R Y	5

About Fund Performance	iShares U.S. Aggregate Bond Index Fund

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. These shares are subject to an ongoing service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Investor P Shares are subject to a maximum initial sales charge (front-end load) of 4.00% and a service fee of 0.25% per year (but no distribution fee). Certain redemption of these shares may be subject to a CDSC where no initial sales charge was paid at the time of purchase. These shares are only available to investors purchasing shares through registered representatives of an insurance company’s broker-dealer that has entered into an agreement with the Fund’s distributor to offer such shares. Investor P Shares performance shown prior to the Investor P Shares inception date of August 6, 2018 is that of Class K Shares (which have no distribution or service fess) and was restated to reflect Investor P Shares fees.

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Administrator”), the Fund’s administrator, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver(s) and/or reimbursement(s), the Fund’s performance would have been lower. With respect to the Fund’s voluntary waiver(s), if any, the Administrator is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued at any time. With respect to the Fund’s contractual waiver(s), if any, the Administrator is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.

The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Assets and Liabilities (unaudited)

June 30, 2022

iShares U.S.
Aggregate Bond
Index Fund

ASSETS
Investments, at value — Master Portfolio	$2,169,933,885
Receivables:
Capital shares sold	9,361,995

Total assets	2,179,295,880

LIABILITIES
Payables:
Administration fees	68,966
Capital shares redeemed	6,111,407
Contributions to the Master Portfolio	3,250,588
Income dividend distributions	919,961
Professional fees	6,922
Service fees	24,932

Total liabilities	10,382,776

NET ASSETS	$2,168,913,104

NET ASSETS CONSIST OF
Paid-in capital	$2,397,778,495
Accumulated loss	(228,865,391)

NET ASSETS	$2,168,913,104

F U N D F I N A N C I A L S T A T E M E N T S	7

Statement of Assets and Liabilities (unaudited) (continued)

June 30, 2022

iShares U.S.
Aggregate Bond
Index Fund

NET ASSET VALUE

Institutional

Net assets	$244,473,214

Shares outstanding	26,254,191

Net asset value	$9.31

Shares authorized	Unlimited

Par value	No par value

Investor A

Net assets	$113,867,310

Shares outstanding	12,228,353

Net asset value	$9.31

Shares authorized	Unlimited

Par value	No par value

Investor P

Net assets	$7,828,118

Shares outstanding	840,872

Net asset value	$9.31

Shares authorized	Unlimited

Par value	No par value

Class K

Net assets	$1,802,744,462

Shares outstanding	193,459,921

Net asset value	$9.32

Shares authorized	Unlimited

Par value	No par value

See notes to financial statements.

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Statement of Operations (unaudited)

Six Months Ended June 30, 2022

iShares U.S.
Aggregate Bond
Index Fund

INVESTMENT INCOME
Net investment income allocated from the Master Portfolio:
Dividends — affiliated	$297,770
Interest - unaffliated	20,741,083
Securities lending income — affiliated — net	291,341
Expenses	(523,250)
Fees waived	82,304

Total investment income	20,889,248

FUND EXPENSES
Administration — class specific	233,078
Service — class specific	170,006
Miscellaneous	8,892

Total expenses	411,976
Less:
Fees waived and/or reimbursed by the Administrator	(6,257)

Total expenses after fees waived and/or reimbursed	405,719

Net investment income	20,483,529

REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM THE MASTER PORTFOLIO
Net realized gain (loss) from:
Investments — unaffiliated	(62,140,425)
Investments — affiliated	736,069

(61,404,356)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(213,027,467)
Investments — affiliated	(359,946)

(213,387,413)

Net realized and unrealized loss	(274,791,769)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(254,308,240)

See notes to financial statements.

F U N D F I N A N C I A L S T A T E M E N T S	9

Statements of Changes in Net Assets

	iShares U.S. Aggregate Bond Index Fund

	Six Months Ended
	06/30/22	Year Ended
	(unaudited)	12/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$20,483,529	$47,683,747
Net realized gain (loss)	(61,404,356)	2,566,614
Net change in unrealized appreciation (depreciation)	(213,387,413)	(99,513,908)

Net decrease in net assets resulting from operations	(254,308,240)	(49,263,547)

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income and net realized gain
Institutional	(3,423,919)	(7,992,323)
Investor A	(1,198,276)	(2,639,249)
Investor P	(74,525)	(136,576)
Class K	(20,086,914)	(42,745,480)
Return of capital
Institutional	—	(14,602)
Investor A	—	(5,601)
Investor P	—	(286)
Class K	—	(77,300)

Decrease in net assets resulting from distributions to shareholders	(24,783,634)	(53,611,417)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(138,055,015)	(16,506,421)

NET ASSETS
Total decrease in net assets	(417,146,889)	(119,381,385)
Beginning of period	2,586,059,993	2,705,441,378

End of period	$2,168,913,104	$2,586,059,993

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

10	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares U.S. Aggregate Bond Index Fund

	Institutional
	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,
			2021		2020	2019		2018		2017

Net asset value, beginning of period	$10.48		$10.89		$10.39	$9.85		$10.13		$10.02

Net investment income(a)	0.08		0.19		0.24	0.29		0.26		0.22
Net realized and unrealized gain (loss)		(1.15)	(0.39)		0.54	0.54		(0.28)		0.11

Net increase (decrease) from investment operations		(1.07)	(0.20)		0.78	0.83		(0.02)		0.33

Distributions(b)
From net investment income		(0.10)	(0.21)		(0.26)	(0.29)		(0.26)		(0.22)
From net realized gain	—		(0.00	)(c)	(0.02)	—		—		—
Return of capital	—		(0.00	)(c)	—	—		(0.00	)(c)	—

Total distributions		(0.10)	(0.21)		(0.28)	(0.29)		(0.26)		(0.22)

Net asset value, end of period	$9.31		$10.48		$10.89	$10.39		$9.85		$10.13

Total Return(d)
Based on net asset value	(10.21	)%(e)	(1.85)%		7.59%	8.56	%(f)	(0.13)%		3.34%

Ratios to Average Net Assets(g)(h)
Total expenses	0.10	%(i)	0.09%		0.09%	0.10%		0.09%		0.09%

Total expenses after fees waived and/or reimbursed	0.10	%(i)	0.09%		0.09%	0.10%		0.09%		0.09%

Net investment income	1.71	%(i)	1.75%		2.18%	2.85%		2.67%		2.15%

Supplemental Data
Net assets, end of period (000)	$244,473		$419,040		$371,074	$187,854		$150,714		$98,927

Portfolio turnover rate of the Master Portfolio(j)		93%	175%		186%	158%		274%		345%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,
			2021		2020	2019		2018		2017
Portfolio turnover rate (excluding MDRs)		53%	89%		101%	97%		162%		193%

See notes to financial statements.

F U N D F I N A N C I A L H I G H L I G H T S	11

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares U.S. Aggregate Bond Index Fund (continued)

	Investor A
	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,
			2021		2020	2019		2018		2017

Net asset value, beginning of period	$10.48		$10.89		$10.39	$9.84		$10.13		$10.01

Net investment income(a)	0.07		0.16		0.21	0.26		0.24		0.19
Net realized and unrealized gain (loss)		(1.15)	(0.39)		0.54	0.56		(0.29)		0.13

Net increase (decrease) from investment operations		(1.08)	(0.23)		0.75	0.82		(0.05)		0.32

Distributions(b)
From net investment income		(0.09)	(0.18)		(0.23)	(0.27)		(0.24)		(0.20)
From net realized gain	—		(0.00	)(c)	(0.02)	—		—		—
Return of capital	—		(0.00	)(c)	—	—		(0.00	)(c)	—

Total distributions		(0.09)	(0.18)		(0.25)	(0.27)		(0.24)		(0.20)

Net asset value, end of period	$9.31		$10.48		$10.89	$10.39		$9.84		$10.13

Total Return(d)
Based on net asset value	(10.32	)%(e)	(2.09)%		7.33%	8.39	%(f)	(0.48)%		3.19%

Ratios to Average Net Assets(g)(h)
Total expenses	0.35	%(i)	0.34%		0.34%	0.35%		0.34%		0.34%

Total expenses after fees waived and/or reimbursed	0.35	%(i)	0.34%		0.34%	0.35%		0.34%		0.34%

Net investment income	1.49	%(i)	1.46%		1.98%	2.61%		2.39%		1.91%

Supplemental Data
Net assets, end of period (000)	$113,867		$144,418		$161,624	$121,421		$126,483		$121,690

Portfolio turnover rate of the Master Portfolio(j)		93%	175%		186%	158%		274%		345%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,
			2021		2020	2019		2018		2017
Portfolio turnover rate (excluding MDRs)		53%	89%		101%	97%		162%		193%

See notes to financial statements.

12	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares U.S. Aggregate Bond Index Fund (continued)

	Investor P
	Six Months Ended							Period from
	06/30/22		Year Ended December 31,					08/06/18	(a)
	(unaudited)		2021		2020	2019		to 12/31/18

Net asset value, beginning of period	$10.48		$10.89		$10.39	$9.85		$9.83

Net investment income(b)	0.07		0.16		0.21	0.27		0.10
Net realized and unrealized gain (loss)		(1.15)	(0.39)		0.55	0.54		0.03

Net increase (decrease) from investment operations		(1.08)	(0.23)		0.76	0.81		0.13

Distributions(c)
From net investment income		(0.09)	(0.18)		(0.24)	(0.27)			(0.11)
From net realized gain	—		(0.00	)(d)	(0.02)	—		—
Return of capital	—		(0.00	)(d)	—	—		(0.00	)(d)

Total distributions		(0.09)	(0.18)		(0.26)	(0.27)			(0.11)

Net asset value, end of period	$9.31		$10.48		$10.89	$10.39		$9.85

Total Return(e)
Based on net asset value	(10.32	)%(f)	(2.09)%		7.34%	8.32	%(g)	1.30	%(f)

Ratios to Average Net Assets(h)(i)
Total expenses	0.35	%(j)	0.34%		0.34%	0.35%		0.34	%(j)

Total expenses after fees waived and/or reimbursed	0.35	%(j)	0.34%		0.34%	0.35%		0.34	%(j)

Net investment income	1.51	%(j)	1.50%		1.95%	2.54%		2.61	%(j)

Supplemental Data
Net assets, end of period (000)	$7,828		$8,461		$7,045	$2,714		$277

Portfolio turnover rate of the Master Portfolio(k)		93%	175%		186%	158%			274%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(i)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j)	Annualized.
(k)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended							Period from
	06/30/22		Year Ended December 31,					08/06/18	(a)
	(unaudited)		2021		2020	2019		to 12/31/18

Portfolio turnover rate (excluding MDRs)		53%	89%		101%	97%			162%

See notes to financial statements.

F U N D F I N A N C I A L H I G H L I G H T S	13

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares U.S. Aggregate Bond Index Fund (continued)

	Class K
	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,
			2021		2020	2019		2018		2017

Net asset value, beginning of period	$10.49		$10.90		$10.40	$9.85		$10.13		$10.02

Net investment income(a)	0.09		0.19		0.25	0.29		0.27		0.22
Net realized and unrealized gain (loss)	(1.15)		(0.39)		0.54	0.56		(0.28)		0.12

Net increase (decrease) from investment operations	(1.06)		(0.20)		0.79	0.85		(0.01)		0.34

Distributions(b)
From net investment income	(0.11)		(0.21)		(0.27)	(0.30)		(0.27)		(0.23)
From net realized gain	—		(0.00	)(c)	(0.02)	—		—		—
Return of capital	—		(0.00	)(c)	—	—		(0.00	)(c)	—

Total distributions	(0.11)		(0.21)		(0.29)	(0.30)		(0.27)		(0.23)

Net asset value, end of period	$9.32		$10.49		$10.90	$10.40		$9.85		$10.13

Total Return(d)
Based on net asset value	(10.17	)%(e)	(1.80)%		7.64%	8.71	%(f)	(0.08)%		3.39%

Ratios to Average Net Assets(g)(h)
Total expenses	0.05	%(i)	0.04%		0.04%	0.05%		0.04%		0.04%

Total expenses after fees waived and/or reimbursed	0.05	%(i)	0.04%		0.04%	0.05%		0.04%		0.04%

Net investment income	1.81	%(i)	1.80%		2.29%	2.89%		2.71%		2.21%

Supplemental Data
Net assets, end of period (000)	$1,802,744		$2,014,141		$2,165,698	$1,730,754		$1,027,621		$756,239

Portfolio turnover rate of the Master Portfolio(j)	93%		175%		186%	158%		274%		345%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,
			2021		2020	2019		2018		2017

Portfolio turnover rate (excluding MDRs)	53%		89%		101%	97%		162%		193%

See notes to financial statements.

14	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. iShares U.S. Aggregate Bond Index Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified.

The Fund seeks to achieve its investment objective by investing all of its assets in U.S. Total Bond Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”) and an affiliate of the Trust, which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. At June 30, 2022, the percentage of the Master Portfolio owned by the Fund was 100.0%. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor P Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries. Investor P Shares are only available through registered representatives of an insurance company’s broker-dealer that has entered into an agreement with the Fund’s distributor to offer such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC		Conversion Privilege

Institutional, Investor A and Class K Shares	No	No		None
Investor P Shares	Yes	No	(a)	None

(a)	Investor P Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.

The Board of Trustees of the Trust and Board of Trustees of MIP are referred to throughout this report as the “Board” and the members are referred to as “Trustees”.

The Fund, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of open-end equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis. The Fund records its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis. Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules. In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by BlackRock Advisors, LLC (“BAL” or the “Administrator”), are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

4.	ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with BAL, which has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Fund’s ordinary operating expenses, excluding, generally, investment advisory fees,

F U N D N O T E S T O F I N A N C I A L S T A T E M E N T S	15

Notes to Financial Statements (unaudited) (continued)

distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Fund. BAL is entitled to receive for these administrative services an annual fee based on the average daily net assets of the Fund as follows:

	Institutional	Investor A	Investor P	Class K

Administration fees - class specific	0.06%	0.06%	0.06%	0.01%

For the six months ended June 30, 2022, the following table shows the class specific administration fees borne directly by each share class of the Fund:

	Institutional	Investor A	Investor P	Class K	Total

Administration fees — class specific	$100,549	$38,465	$2,336	$91,728	$233,078

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. BAL may delegate certain of its administration duties to sub-administrators. For the six months ended June 30, 2022, BAL did not waive any amount.

Service and Distribution Fees: The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

Share Class	Service Fees

Investor A	0.25%
Investor P	0.25

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended June 30, 2022, the following table shows the class specific service fees borne directly by each share class of the Fund:

Fund Name	Investor A	Investor P	Total

iShares U.S. Aggregate Bond Index Fund.	$160,273	$9,733	$170,006

Other Fees: For the six months ended June 30, 2022, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor P Shares for a total of $1,017.

Expense Limitations, Waivers and Reimbursements: The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Fund. Each of BAL and BFA, as applicable, has contractually agreed to reimburse the Fund or provide an offsetting credit against the administration fees paid by the Fund in an amount equal to these independent expenses through June 30, 2023. The amount waived is included in fees waived and/or reimbursed by the Administrator in the Statement of Operations. For the six months ended June 30, 2022, the amount waived was $6,257.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2022, the Fund did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.

5.	INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

16	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

As of December 31, 2021, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $3,398,951.

6.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 06/30/22		Year Ended 12/31/21

Fund Name / Share Class	Shares	Amounts	Shares	Amounts

iShares U.S. Aggregate Bond Index Fund
Institutional
Shares sold	11,872,429	$115,577,750	18,015,453	$190,881,809
Shares issued in reinvestment of distributions	351,544	3,423,823	757,112	8,006,609
Shares redeemed	(25,951,353)	(251,610,837)	(12,871,825)	(136,378,482)

	(13,727,380)	$(132,609,264)	5,900,740	$62,509,936

Investor A
Shares sold	1,607,987	$15,884,299	6,012,661	$63,679,017
Shares issued in reinvestment of distributions	123,377	1,197,307	250,003	2,644,033
Shares redeemed	(3,282,920)	(32,037,013)	(7,328,064)	(77,850,649)

	(1,551,556)	$(14,955,407)	(1,065,400)	$(11,527,599)

Investor P
Shares sold	119,616	$1,153,256	407,308	$4,312,350
Shares issued in reinvestment of distributions	7,503	72,653	12,593	133,146
Shares redeemed	(93,770)	(923,012)	(259,620)	(2,748,562)

	33,349	$302,897	160,281	$1,696,934

Class K
Shares sold	40,874,023	$399,091,566	84,630,081	$897,544,385
Shares issued in reinvestment of distributions	1,990,742	19,294,797	3,821,704	40,454,247
Shares redeemed	(41,446,203)	(409,179,604)	(95,183,822)	(1,007,184,324)

	1,418,562	$9,206,759	(6,732,037)	$(69,185,692)

	(13,827,025)	$(138,055,015)	(1,736,416)	$(16,506,421)

As of June 30, 2022, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 20,346 Investor P Shares of the Fund.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

F U N D N O T E S T O F I N A N C I A L S T A T E M E N T S	17

Master Portfolio Information as of June 30, 2022	U.S. Total Bond Index Master Portfolio

PORTFOLIO COMPOSITION

Asset Type(a)	Percent of Total Investments

U.S. Treasury Obligations	38.2%

U.S. Government Sponsored Agency Securities	32.2

Corporate Bonds	25.1

Foreign Agency Obligations	2.3

Non-Agency Mortgage-Backed Securities	1.1

Other*	1.1

CREDIT QUALITY ALLOCATION

Credit Rating(a)(b)	Percent of Total Investments

AAA/Aaa(d)	73.5%

AA/Aa	2.9

A	11.6

BBB/Baa	12.0

N/R	—	(c)

(a)	Excludes short-term securities.
(b)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)	Rounds to less than 0.1% of total investments.
(d)

The investment adviser evaluates the credit quality of not-rated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuer. Using this approach, the investment adviser has deemed U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations as AAA/Aaa.

*	Includes one or more investment categories that individually represents less than 1.0% of the Master Portfolio’s total investments. Please refer to the Schedule of Investments for details.

18	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) June 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
American Express Credit Account Master Trust, Class A, 3.39%, 05/15/27	$1,698	$1,694,468
BA Credit Card Trust, Class A1, 0.44%, 09/15/26	854	811,006
Carmax Auto Owner Trust
Series 2021-1, Class A3, 0.34%, 12/15/25	384	374,302
Series 2021-1, Class A4, 0.53%, 10/15/26	178	166,207
GM Financial Consumer Automobile Receivables Trust
Series 2020-2, Class A3, 1.49%, 12/16/24	14	14,198
Series 2020-2, Class A4, 1.74%, 08/18/25	403	391,976
Honda Auto Receivables Owner Trust, Series 2020-2, Class A4, 1.09%, 10/15/26	850	826,404
Nissan Auto Lease Trust, Series 2020-A, Class A4, 1.88%, 04/15/25	29	28,437
Toyota Auto Receivables Owner Trust
Series 2021-B, Class A3, 0.26%, 11/17/25	638	614,098
Series 2021-B, Class A4, 0.53%, 10/15/26	427	395,306
Verizon Master Trust, Series 2021-1, Class A, 0.50%, 05/20/27	488	459,783

Total Asset-Backed Securities — 0.3% (Cost: $5,984,301)		5,776,185

Corporate Bonds

Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc.
4.75%, 03/30/30	171	167,788
3.38%, 03/01/41	71	53,244
Omnicom Group, Inc.
2.45%, 04/30/30	121	102,012
2.60%, 08/01/31	68	57,092
Omnicom Group, Inc./Omnicom Capital, Inc.
3.65%, 11/01/24(a)	70	69,383
3.60%, 04/15/26	87	84,464

		533,983

Aerospace & Defense — 0.6%
3M Co.
2.00%, 02/14/25	171	164,681
3.00%, 08/07/25(a)	87	85,630
2.88%, 10/15/27(a)	130	125,020
3.38%, 03/01/29(a)	211	203,225
2.38%, 08/26/29(a)	169	151,583
3.13%, 09/19/46	87	68,301
3.63%, 10/15/47	104	88,472
3.25%, 08/26/49	75	59,567
3.70%, 04/15/50	87	74,545
Boeing Co.
1.43%, 02/04/24	427	407,883
4.88%, 05/01/25(a)	341	339,741
2.75%, 02/01/26(a)	171	158,762
2.20%, 02/04/26(a)	427	384,883
3.10%, 05/01/26(a)	171	159,245
2.70%, 02/01/27(a)	80	71,195
2.80%, 03/01/27(a)	171	152,736
5.04%, 05/01/27(a)	341	336,829
3.20%, 03/01/29(a)	341	295,062
2.95%, 02/01/30(a)	100	83,211
6.13%, 02/15/33(a)	74	74,486
3.25%, 02/01/35(a)	275	208,082
5.71%, 05/01/40	341	318,073

Security	Par (000)	Value

Aerospace & Defense (continued)
Boeing Co. (continued)
3.38%, 06/15/46(a)	$87	$56,570
3.85%, 11/01/48	171	120,743
3.90%, 05/01/49	130	92,229
3.75%, 02/01/50(a)	243	171,469
5.93%, 05/01/60	427	388,749
Carlisle Cos., Inc., 2.75%, 03/01/30	189	158,809
Eaton Corp.
3.10%, 09/15/27(a)	118	112,626
4.15%, 11/02/42	87	78,075
General Dynamics Corp.
3.25%, 04/01/25(a)	87	86,278
3.50%, 05/15/25(a)	171	170,205
1.15%, 06/01/26(a)	78	70,793
2.13%, 08/15/26(a)	87	81,547
3.75%, 05/15/28(a)	87	85,377
2.25%, 06/01/31(a)	61	53,061
4.25%, 04/01/40(a)	171	163,477
2.85%, 06/01/41	83	64,459
4.25%, 04/01/50	87	83,652
Illinois Tool Works, Inc.
4.88%, 09/15/41	181	182,660
3.90%, 09/01/42	75	66,641
L3Harris Technologies, Inc.
3.83%, 04/27/25(a)	87	86,280
4.40%, 06/15/28	171	167,941
4.40%, 06/15/28(a)	87	85,444
2.90%, 12/15/29	121	107,241
1.80%, 01/15/31(a)	158	126,089
Lockheed Martin Corp.
3.55%, 01/15/26(a)	194	194,351
3.90%, 06/15/32(a)	58	57,234
3.60%, 03/01/35(a)	65	60,131
4.50%, 05/15/36	141	140,084
4.07%, 12/15/42(a)	189	175,477
4.70%, 05/15/46(a)	130	131,230
4.09%, 09/15/52	87	80,996
4.15%, 06/15/53	140	130,585
4.30%, 06/15/62	40	37,544
Northrop Grumman Corp.
3.25%, 08/01/23(a)	87	87,020
2.93%, 01/15/25	171	167,230
3.25%, 01/15/28(a)	341	324,128
4.40%, 05/01/30(a)	171	170,752
4.75%, 06/01/43	151	144,702
4.03%, 10/15/47(a)	257	228,206
Parker-Hannifin Corp.
3.65%, 06/15/24	200	198,647
4.25%, 09/15/27	70	69,511
3.25%, 06/14/29	341	312,078
4.50%, 09/15/29	100	99,505
4.20%, 11/21/34(a)	87	80,808
4.10%, 03/01/47	87	74,629
4.00%, 06/14/49	87	73,193
Raytheon Technologies Corp.
3.70%, 12/15/23	511	509,746
3.95%, 08/16/25	171	171,358
3.50%, 03/15/27(a)	171	167,085
3.13%, 05/04/27(a)	171	163,523
4.13%, 11/16/28(a)	211	208,230
2.25%, 07/01/30(a)	246	212,072

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) June 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
Raytheon Technologies Corp. (continued)
1.90%, 09/01/31(a)	$171	$140,113
4.45%, 11/16/38	87	82,982
4.88%, 10/15/40	87	84,974
4.70%, 12/15/41	74	70,970
4.15%, 05/15/45	87	77,318
3.75%, 11/01/46	130	110,102
4.35%, 04/15/47	171	158,234
4.05%, 05/04/47	87	77,041
4.63%, 11/16/48(a)	214	208,883
3.13%, 07/01/50(a)	227	173,634
2.82%, 09/01/51	87	62,260
Teledyne Technologies, Inc., 2.75%, 04/01/31	171	142,946
Textron, Inc., 3.00%, 06/01/30	171	148,741
Trane Technologies Global Holding Co. Ltd., 4.30%, 02/21/48	87	75,155
Trane Technologies Luxembourg Finance SA
3.55%, 11/01/24(a)	87	85,707
4.65%, 11/01/44	30	27,035
4.50%, 03/21/49	87	77,586

		13,145,363

Air Freight & Logistics — 0.0%
JB Hunt Transport Services, Inc., 3.88%, 03/01/26(a)	171	169,225

Airlines — 0.1%
American Airlines Pass-Through Trust
Class A, 2.88%, 01/11/36(a)	171	145,573
Series 2016-2, Class AA, 3.20%, 12/15/29(a)	65	59,004
Series 2019-1, Class AA, 3.15%, 08/15/33	153	134,762
Continental Airlines Pass-Through Trust, Series 2012-2, Class A, 4.00%, 04/29/26	50	48,165
JetBlue Pass-Through Trust, Series AA, Class AA, 2.75%, 11/15/33(a)	144	124,799
Southwest Airlines Co.
5.25%, 05/04/25(a)	267	272,030
5.13%, 06/15/27(a)	213	214,970
2.63%, 02/10/30	191	161,332
United Airlines Pass-Through Trust
Series 2012-1, Class A, 4.15%, 10/11/25	28	27,333
Series 2020-1, Class A, 5.88%, 04/15/29(a)	260	255,428
Series A, Class A, 4.30%, 02/15/27	44	42,022
Series AA, Class AA, 3.10%, 01/07/30	66	60,579
Series AA, Class AA, 2.70%, 11/01/33	210	179,241

		1,725,238

Auto Components — 0.1%
Aptiv PLC
4.40%, 10/01/46	87	69,104
3.10%, 12/01/51(a)	171	110,284
Aptiv PLC/Aptiv Corp.(a)
3.25%, 03/01/32	102	86,658
4.15%, 05/01/52	87	65,747
BorgWarner, Inc.
3.38%, 03/15/25(a)	70	68,532
2.65%, 07/01/27	156	141,709
General Motors Financial Co., Inc., 5.00%, 04/09/27	200	196,191
Lear Corp.
2.60%, 01/15/32	71	55,386
5.25%, 05/15/49(a)	87	75,394
3.55%, 01/15/52	74	48,514
Magna International, Inc., 2.45%, 06/15/30(a)	60	51,082

Security	Par (000)	Value

Auto Components (continued)
PACCAR Financial Corp., 3.15%, 06/13/24	$160	$159,320
Toyota Motor Credit Corp.
3.95%, 06/30/25	85	85,305
4.45%, 06/29/29	100	101,215

		1,314,441

Automobiles — 0.4%
Advance Auto Parts, Inc., 3.50%, 03/15/32	70	60,034
American Honda Finance Corp.
3.63%, 10/10/23(a)	341	341,904
2.40%, 06/27/24(a)	171	167,032
0.75%, 08/09/24(a)	74	69,598
2.15%, 09/10/24	171	165,368
1.50%, 01/13/25	87	82,558
1.30%, 09/09/26(a)	71	64,103
2.35%, 01/08/27	87	80,958
2.00%, 03/24/28	93	82,428
2.25%, 01/12/29	87	76,657
AutoNation, Inc.
1.95%, 08/01/28(a)	74	61,566
2.40%, 08/01/31	78	60,162
3.85%, 03/01/32(a)	80	68,932
Cummins, Inc.
3.65%, 10/01/23(a)	87	87,367
0.75%, 09/01/25	87	79,254
2.60%, 09/01/50	87	59,455
Daimler Finance North America LLC, 8.50%, 01/18/31	104	131,587
General Motors Co.
4.88%, 10/02/23	104	104,997
5.40%, 10/02/23	63	63,941
4.00%, 04/01/25(a)	341	336,444
4.20%, 10/01/27(a)	171	162,241
6.80%, 10/01/27(a)	104	109,498
5.00%, 04/01/35(a)	130	115,842
6.60%, 04/01/36	87	88,104
5.15%, 04/01/38	87	75,867
5.20%, 04/01/45	171	143,631
6.75%, 04/01/46(a)	133	133,450
5.95%, 04/01/49(a)	112	104,005
General Motors Financial Co., Inc.
5.10%, 01/17/24	171	172,700
1.05%, 03/08/24	71	67,308
3.95%, 04/13/24(a)	171	169,688
1.20%, 10/15/24(a)	105	97,641
4.00%, 01/15/25(a)	87	85,746
2.90%, 02/26/25(a)	114	108,796
2.75%, 06/20/25	169	158,565
4.30%, 07/13/25	171	168,234
5.25%, 03/01/26	179	179,200
1.50%, 06/10/26(a)	171	149,184
4.35%, 01/17/27(a)	87	83,460
2.35%, 02/26/27	171	150,616
2.70%, 08/20/27(a)	171	150,462
2.40%, 04/10/28(a)	89	75,219
2.40%, 10/15/28	168	139,527
5.65%, 01/17/29(a)	87	86,789
3.60%, 06/21/30	90	77,761
2.70%, 06/10/31(a)	122	96,125
3.10%, 01/12/32(a)	75	60,281

20	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Automobiles (continued)
Honda Motor Co. Ltd., 2.97%, 03/10/32(a)	$133	$119,023
PACCAR Financial Corp.
0.50%, 08/09/24(a)	72	67,733
1.10%, 05/11/26	110	99,453
2.00%, 02/04/27(a)	75	69,206
Toyota Motor Corp.(a)
0.68%, 03/25/24	87	82,999
2.36%, 07/02/24	87	85,110
1.34%, 03/25/26	87	79,202
2.76%, 07/02/29	65	59,394
2.36%, 03/25/31	87	76,340
Toyota Motor Credit Corp.
0.50%, 08/14/23	681	660,344
0.50%, 06/18/24	171	161,394
0.63%, 09/13/24(a)	155	145,623
1.45%, 01/13/25(a)	171	162,052
1.13%, 06/18/26(a)	210	189,331
1.90%, 01/13/27(a)	171	157,119
3.05%, 03/22/27	171	164,406
1.90%, 04/06/28(a)	189	167,989
3.65%, 01/08/29(a)	171	165,796
2.15%, 02/13/30	87	75,317
1.90%, 09/12/31	121	99,232

		8,341,348

Banks — 1.4%
Bank of Montreal
2.15%, 03/08/24	133	130,064
2.50%, 06/28/24(a)	171	166,811
0.63%, 07/09/24(a)	171	160,846
2.65%, 03/08/27(a)	133	123,189
(5 year CMT + 1.40%), 3.09%, 01/10/37(b)	241	197,209
(5 year USD Swap + 1.43%), 3.80%, 12/15/32(b)	87	80,639
Series E, 3.30%, 02/05/24(a)	281	280,403
Bank of New York Mellon Corp.(b)
3.43%, 06/13/25	100	99,195
4.29%, 06/13/28	100	98,830
4.29%, 06/13/33	100	97,823
BPCE SA, 4.00%, 04/15/24	250	249,536
Canadian Imperial Bank of Commerce(a)
3.50%, 09/13/23	341	341,119
0.50%, 12/14/23	140	134,115
1.00%, 10/18/24	171	159,574
0.95%, 10/23/25	124	111,848
1.25%, 06/22/26	341	302,772
Citizens Bank NA/Providence RI, (SOFR + 1.40%), 4.12%, 05/23/25(b)	340	338,665
Citizens Financial Group, Inc.
2.85%, 07/27/26(a)	257	241,152
2.50%, 02/06/30	61	51,439
(5 year CMT + 2.75%), 5.64%, 05/21/37(a)(b)	61	60,204
Comerica, Inc.
3.70%, 07/31/23	87	86,942
4.00%, 02/01/29(a)	171	165,831
Cooperatieve Rabobank UA
3.38%, 05/21/25	500	492,001
4.38%, 08/04/25(a)	500	495,803
5.25%, 05/24/41(a)	176	189,932
Credit Suisse AG, 3.70%, 02/21/25	270	263,631
Fifth Third Bancorp
4.30%, 01/16/24(a)	87	87,385

Security	Par (000)	Value

Banks (continued)
Fifth Third Bancorp (continued)
3.65%, 01/25/24(a)	$171	$170,276
2.55%, 05/05/27	121	110,889
8.25%, 03/01/38(a)	75	96,151
(SOFR + 0.69%), 1.71%, 11/01/27(b)	171	151,704
(SOFR + 1.36%), 4.06%, 04/25/28(b)	61	59,474
(SOFR + 1.66%), 4.34%, 04/25/33(b)	61	58,008
First Republic Bank, 4.63%, 02/13/47	250	227,840
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	75	78,147
HSBC Bank USA NA, 7.00%, 01/15/39	250	292,429
Huntington Bancshares, Inc.
2.63%, 08/06/24(a)	133	129,150
4.00%, 05/15/25	171	170,138
(SOFR + 2.05%), 5.02%, 05/17/33(b)	73	72,759
Huntington Ingalls Industries, Inc., 2.04%, 08/16/28	71	60,556
Huntington National Bank, (SOFR + 1.65%), 4.55%, 05/17/28(a)(b)	280	278,047
ING Groep NV
4.10%, 10/02/23	522	523,391
3.95%, 03/29/27	250	240,908
(SOFR + 1.01%), 1.73%, 04/01/27(a)(b)	350	312,491
(SOFR + 1.83%), 4.02%, 03/28/28(b)	211	200,958
JPMorgan Chase & Co., 3.85%, 06/14/25(b)	200	198,029
KeyCorp.
2.25%, 04/06/27(a)	87	78,326
2.55%, 10/01/29(a)	87	75,478
(SOFR + 1.25%), 3.88%, 05/23/25(a)(b)	65	64,519
(SOFR + 2.06%), 4.79%, 06/01/33(b)	105	103,594
M&T Bank Corp., 3.55%, 07/26/23	341	340,129
National Bank of Canada, 3.75%, 06/09/25(b)	340	337,480
PNC Bank NA
2.95%, 02/23/25	250	243,586
3.88%, 04/10/25(a)	250	247,884
PNC Financial Services Group, Inc.
3.90%, 04/29/24	341	341,828
2.20%, 11/01/24(a)	75	72,638
1.15%, 08/13/26	171	152,786
3.45%, 04/23/29	341	318,196
2.55%, 01/22/30	171	148,724
(SOFR + 0.98%), 2.31%, 04/23/32(a)(b)	171	142,870
Regions Financial Corp.(a)
2.25%, 05/18/25	341	325,319
1.80%, 08/12/28	341	290,261
Royal Bank of Canada
3.70%, 10/05/23(a)	341	342,929
2.55%, 07/16/24	171	166,966
0.65%, 07/29/24(a)	341	320,411
2.25%, 11/01/24	257	248,056
3.38%, 04/14/25	79	77,953
0.88%, 01/20/26(a)	341	305,282
4.65%, 01/27/26(a)	121	122,001
1.20%, 04/27/26	281	252,435
1.15%, 07/14/26(a)	171	152,606
1.40%, 11/02/26	76	67,455
2.05%, 01/21/27(a)	87	79,536
3.63%, 05/04/27(a)	79	76,574
3.88%, 05/04/32(a)	79	75,353
Santander Holdings USA, Inc.(a)
3.24%, 10/05/26	341	319,782
(SOFR + 1.25%), 2.49%, 01/06/28(b)	140	123,563

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) June 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
SVB Financial Group
1.80%, 10/28/26	$155	$138,437
1.80%, 02/02/31(a)	79	60,872
(SOFR + 1.71%), 4.35%, 04/29/28(b)	146	142,351
(SOFR + 1.97%), 4.57%, 04/29/33(b)	146	137,015
Toronto-Dominion Bank
0.45%, 09/11/23(a)	511	494,265
0.55%, 03/04/24	257	244,583
2.35%, 03/08/24(a)	133	130,245
2.65%, 06/12/24	87	85,374
0.70%, 09/10/24(a)	189	177,401
1.25%, 12/13/24	171	161,353
1.45%, 01/10/25(a)	87	82,264
3.77%, 06/06/25(a)	100	99,432
0.75%, 01/06/26(a)	307	274,366
1.20%, 06/03/26(a)	307	274,589
1.25%, 09/10/26	189	167,780
1.95%, 01/12/27	87	78,699
2.80%, 03/10/27	133	124,441
4.11%, 06/08/27	100	98,887
2.00%, 09/10/31(a)	189	153,485
2.45%, 01/12/32	87	72,695
3.20%, 03/10/32(a)	133	118,705
4.46%, 06/08/32	55	54,386
(5 year USD Swap + 2.21%), 3.63%, 09/15/31(a)(b)	87	83,857
Truist Bank
3.80%, 10/30/26	250	244,288
(3 mo. LIBOR US + 0.74%), 3.69%, 08/02/24(a)(b)	65	64,954
Truist Financial Corp.
3.75%, 12/06/23(a)	341	343,033
2.50%, 08/01/24	341	332,853
2.85%, 10/26/24(a)	87	85,283
1.13%, 08/03/27(a)	155	132,618
4.12%, 06/06/28(b)	65	64,018
1.95%, 06/05/30(a)	141	117,266
(SOFR + 0.86%), 1.89%, 06/07/29(b)	171	146,977
U.S. Bancorp
2.40%, 07/30/24(a)	171	166,795
3.90%, 04/26/28(a)	341	337,090
1.38%, 07/22/30	341	271,730
(5 year CMT + 0.95%), 2.49%, 11/03/36(b)	121	98,599
(SOFR + 0.73%), 2.22%, 01/27/28(a)(b)	87	79,701
(SOFR + 1.02%), 2.68%, 01/27/33(a)(b)	87	74,862
Series V, 2.38%, 07/22/26(a)	87	82,031
U.S. Bank NA(a)
3.40%, 07/24/23	228	227,808
2.80%, 01/27/25	500	488,833
Wells Fargo & Co.
4.13%, 08/15/23(a)	300	302,170
4.48%, 01/16/24	87	88,043
3.75%, 01/24/24(a)	341	341,808
3.30%, 09/09/24(a)	130	128,255
3.00%, 02/19/25(a)	62	60,587
3.55%, 09/29/25	171	167,950
3.00%, 04/22/26	300	285,470
4.10%, 06/03/26	345	339,345
3.00%, 10/23/26(a)	300	283,064
4.30%, 07/22/27(a)	257	254,156
4.15%, 01/24/29	171	165,300

Security	Par (000)	Value

Banks (continued)
Wells Fargo & Co. (continued)
5.38%, 11/02/43	$155	$151,821
5.61%, 01/15/44(a)	114	114,724
4.65%, 11/04/44	270	242,831
3.90%, 05/01/45	197	165,607
4.90%, 11/17/45	257	238,200
4.40%, 06/14/46	244	212,382
4.75%, 12/07/46(a)	275	251,750
(3 mo. LIBOR US + 0.75%), 2.16%, 02/11/26(b)	257	241,545
(3 mo. LIBOR US + 1.17%), 3.20%, 06/17/27(a)(b)	229	216,792
(3 mo. LIBOR US + 1.31%), 3.58%, 05/22/28(b)	257	243,818
(SOFR + 0.51%), 0.81%, 05/19/25(a)(b)	117	109,554
(SOFR + 1.09%), 2.41%, 10/30/25(b)	171	162,793
(SOFR + 1.26%), 2.57%, 02/11/31(b)	257	220,924
(SOFR + 1.32%), 3.91%, 04/25/26(a)(b)	274	269,475
(SOFR + 1.43%), 2.88%, 10/30/30(b)	341	299,867
(SOFR + 1.50%), 3.35%, 03/02/33(a)(b)	87	77,209
(SOFR + 1.51%), 3.53%, 03/24/28(b)	213	201,742
(SOFR + 2.00%), 2.19%, 04/30/26(a)(b)	511	478,067
(SOFR + 2.10%), 2.39%, 06/02/28(b)	155	138,807
(SOFR + 2.13%), 4.61%, 04/25/53(b)	389	359,944
(SOFR + 2.53%), 3.07%, 04/30/41(b)	341	264,075
(SOFR + 4.03%), 4.48%, 04/04/31(b)	341	333,482
(SOFR + 4.50%), 5.01%, 04/04/51(a)(b)	333	326,606
Wells Fargo Bank NA, 6.60%, 01/15/38(a)	250	289,310
Westpac Banking Corp.
1.02%, 11/18/24	89	83,490
2.35%, 02/19/25(a)	87	83,933
2.85%, 05/13/26(a)	87	83,354
1.15%, 06/03/26(a)	171	153,298
3.40%, 01/25/28(a)	87	83,314
1.95%, 11/20/28	171	149,209
2.65%, 01/16/30(a)	138	122,599
2.15%, 06/03/31	240	201,233
4.42%, 07/24/39	171	153,057
3.13%, 11/18/41	59	43,251
(5 year CMT + 1.35%), 2.89%, 02/04/30(b)	214	202,756
(5 year CMT + 1.53%), 3.02%, 11/18/36(a)(b)	81	65,191
(5 year CMT + 1.75%), 2.67%, 11/15/35(b)	87	69,245
(5 year USD ICE Swap + 2.24%), 4.32%, 11/23/31(b)	130	125,005

		31,113,452

Beverages — 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26	384	377,756
4.70%, 02/01/36	597	571,942
4.90%, 02/01/46	682	641,005
Anheuser-Busch InBev Finance, Inc.
4.00%, 01/17/43	87	71,937
4.63%, 02/01/44(a)	112	100,421
4.90%, 02/01/46(a)	87	81,770
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28	171	168,806
4.75%, 01/23/29(a)	597	607,366
3.50%, 06/01/30(a)	297	278,397
4.38%, 04/15/38(a)	171	156,830
8.20%, 01/15/39	197	254,330
5.45%, 01/23/39	171	173,855
4.35%, 06/01/40(a)	171	153,018

22	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
Anheuser-Busch InBev Worldwide, Inc. (continued)
4.95%, 01/15/42	$87	$82,811
3.75%, 07/15/42	75	60,751
4.44%, 10/06/48	109	95,600
4.50%, 06/01/50(a)	206	185,189
4.75%, 04/15/58	257	229,992
5.80%, 01/23/59(a)	171	177,855
4.60%, 06/01/60(a)	87	76,048
Brown-Forman Corp., 4.00%, 04/15/38	87	78,234
Coca-Cola Co.
2.90%, 05/25/27(a)	87	84,550
1.50%, 03/05/28(a)	171	152,043
2.13%, 09/06/29(a)	171	152,644
3.45%, 03/25/30(a)	87	84,625
2.00%, 03/05/31(a)	158	136,236
2.25%, 01/05/32(a)	291	253,471
2.50%, 06/01/40(a)	171	133,786
2.88%, 05/05/41(a)	87	71,259
2.60%, 06/01/50(a)	171	127,338
3.00%, 03/05/51(a)	140	113,045
2.50%, 03/15/51	257	186,125
2.75%, 06/01/60(a)	75	53,041
Coca-Cola Femsa SAB de CV
2.75%, 01/22/30(a)	345	307,330
1.85%, 09/01/32	218	168,310
Constellation Brands, Inc.
3.60%, 05/09/24	61	60,773
4.75%, 12/01/25(a)	171	173,631
3.70%, 12/06/26(a)	130	126,560
3.50%, 05/09/27(a)	171	164,155
3.15%, 08/01/29(a)	171	153,911
2.25%, 08/01/31	326	264,385
4.10%, 02/15/48	87	74,124
3.75%, 05/01/50(a)	87	69,492
Diageo Capital PLC
3.50%, 09/18/23	349	350,185
3.88%, 04/29/43(a)	194	171,867
Diageo Investment Corp., 4.25%, 05/11/42(a)	87	81,184
Fomento Economico Mexicano SAB de CV
4.38%, 05/10/43	200	179,287
3.50%, 01/16/50	220	171,631
Keurig Dr. Pepper, Inc.
0.75%, 03/15/24(a)	72	68,467
4.42%, 05/25/25(a)	60	60,470
3.95%, 04/15/29(a)	65	62,009
3.20%, 05/01/30(a)	87	77,834
2.25%, 03/15/31	87	71,458
4.05%, 04/15/32	71	66,431
4.42%, 12/15/46	87	77,231
3.80%, 05/01/50	87	69,077
3.35%, 03/15/51	87	64,725
4.50%, 04/15/52	72	63,467
Molson Coors Beverage Co.
3.00%, 07/15/26	200	187,851
5.00%, 05/01/42	100	92,444
4.20%, 07/15/46(a)	87	71,425
PepsiCo, Inc.
0.40%, 10/07/23	75	72,755
3.60%, 03/01/24(a)	87	87,563
2.25%, 03/19/25(a)	410	399,305

Security	Par (000)	Value

Beverages (continued)
PepsiCo, Inc. (continued)
2.75%, 04/30/25(a)	$171	$168,255
3.50%, 07/17/25(a)	87	87,298
2.85%, 02/24/26(a)	87	85,417
2.38%, 10/06/26(a)	171	163,783
3.00%, 10/15/27(a)	87	84,686
2.63%, 07/29/29(a)	171	158,321
2.75%, 03/19/30(a)	341	314,383
1.63%, 05/01/30	104	88,190
1.40%, 02/25/31	206	169,038
1.95%, 10/21/31(a)	169	143,958
2.63%, 10/21/41	87	68,369
3.45%, 10/06/46(a)	289	248,086
3.38%, 07/29/49(a)	75	63,822
2.88%, 10/15/49	87	69,075
3.63%, 03/19/50	121	109,289
2.75%, 10/21/51(a)	257	197,117

		12,500,500

Biotechnology — 0.3%
Amgen, Inc.
3.63%, 05/22/24(a)	87	86,820
3.13%, 05/01/25(a)	130	127,433
2.60%, 08/19/26(a)	124	117,275
2.00%, 01/15/32	240	195,329
3.35%, 02/22/32(a)	73	66,825
3.15%, 02/21/40	171	135,176
2.80%, 08/15/41	189	140,068
4.95%, 10/01/41(a)	341	330,149
5.15%, 11/15/41(a)	87	86,499
4.56%, 06/15/48(a)	87	79,808
3.38%, 02/21/50	171	130,661
3.00%, 01/15/52	240	170,181
4.20%, 02/22/52(a)	60	52,642
2.77%, 09/01/53	71	47,903
4.40%, 02/22/62	275	239,339
Baxalta, Inc.(a)
4.00%, 06/23/25	240	238,607
5.25%, 06/23/45	78	77,837
Biogen, Inc.
4.05%, 09/15/25(a)	103	101,938
2.25%, 05/01/30(a)	138	113,106
3.15%, 05/01/50(a)	193	132,366
3.25%, 02/15/51	104	72,802
Bio-Rad Laboratories, Inc.
3.30%, 03/15/27	60	56,613
3.70%, 03/15/32	67	59,538
Gilead Sciences, Inc.
0.75%, 09/29/23(a)	80	77,412
3.70%, 04/01/24	300	300,252
3.50%, 02/01/25(a)	200	197,594
3.65%, 03/01/26(a)	227	222,926
2.95%, 03/01/27(a)	87	82,424
1.20%, 10/01/27(a)	62	53,408
1.65%, 10/01/30(a)	183	149,948
4.60%, 09/01/35	231	228,899
2.60%, 10/01/40(a)	100	73,109
5.65%, 12/01/41	181	193,032
4.80%, 04/01/44(a)	189	182,851
4.75%, 03/01/46(a)	257	246,378
4.15%, 03/01/47(a)	197	172,957

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) June 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
Illumina, Inc., 2.55%, 03/23/31(a)	$155	$126,037
Regeneron Pharmaceuticals, Inc.(a)
1.75%, 09/15/30	140	112,244
2.80%, 09/15/50	144	97,728
Royalty Pharma PLC
1.20%, 09/02/25(a)	171	152,443
1.75%, 09/02/27	257	219,078
2.15%, 09/02/31	59	46,037
3.30%, 09/02/40(a)	171	126,292
3.35%, 09/02/51	87	58,955

		5,978,919

Building Materials — 0.1%
Carrier Global Corp.
2.24%, 02/15/25(a)	68	64,616
2.49%, 02/15/27(a)	77	70,051
3.38%, 04/05/40	171	134,050
Eagle Materials, Inc., 2.50%, 07/01/31	67	52,916
Fortune Brands Home & Security, Inc.
4.00%, 06/15/25(a)	171	168,693
3.25%, 09/15/29(a)	87	75,283
4.50%, 03/25/52	87	67,198
Johnson Controls International PLC
3.63%, 07/02/24(a)(c)	75	74,420
5.13%, 09/14/45(a)	24	23,190
4.50%, 02/15/47	87	76,112
4.95%, 07/02/64(c)	64	56,727
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30(a)	70	56,914
2.00%, 09/16/31	121	96,269
Martin Marietta Materials, Inc.
3.45%, 06/01/27	87	83,010
2.40%, 07/15/31(a)	58	47,394
4.25%, 12/15/47(a)	87	72,612
3.20%, 07/15/51	75	53,168
Series CB, 2.50%, 03/15/30	171	144,246
Masco Corp.
1.50%, 02/15/28	65	54,535
2.00%, 02/15/31	87	68,358
3.13%, 02/15/51	73	50,144
Mohawk Industries, Inc., 3.63%, 05/15/30(a)	75	66,923
Owens Corning
4.20%, 12/01/24(a)	87	86,908
3.88%, 06/01/30	75	68,481
4.40%, 01/30/48	171	141,348
Vulcan Materials Co.(a)
3.90%, 04/01/27	171	168,330
4.50%, 06/15/47	87	77,346

		2,199,242

Building Products — 0.3%
Allegion PLC, 3.50%, 10/01/29	87	76,946
Home Depot, Inc.
2.70%, 04/15/25	86	84,380
3.35%, 09/15/25	257	255,147
2.13%, 09/15/26(a)	87	82,335
2.50%, 04/15/27(a)	140	132,174
2.88%, 04/15/27	79	76,320
2.80%, 09/14/27(a)	87	82,979
0.90%, 03/15/28	117	99,531

Security	Par (000)	Value

Building Products (continued)
Home Depot, Inc. (continued)
1.50%, 09/15/28(a)	$87	$75,749
3.90%, 12/06/28(a)	78	77,973
2.95%, 06/15/29(a)	102	95,195
2.70%, 04/15/30	75	68,028
1.38%, 03/15/31(a)	275	221,551
1.88%, 09/15/31(a)	87	72,452
3.25%, 04/15/32(a)	266	247,806
5.88%, 12/16/36(a)	74	85,084
3.30%, 04/15/40(a)	189	160,451
5.40%, 09/15/40	87	93,201
5.95%, 04/01/41(a)	87	98,943
4.20%, 04/01/43	130	121,497
4.40%, 03/15/45(a)	214	204,293
4.25%, 04/01/46(a)	171	160,501
3.90%, 06/15/47	171	152,867
4.50%, 12/06/48	171	166,622
3.13%, 12/15/49(a)	104	80,837
2.38%, 03/15/51(a)	155	104,819
2.75%, 09/15/51	87	63,223
3.63%, 04/15/52(a)	177	151,824
Lowe’s Cos., Inc.
4.00%, 04/15/25(a)	171	171,565
3.38%, 09/15/25(a)	87	85,492
2.50%, 04/15/26(a)	164	154,936
3.35%, 04/01/27	75	72,175
1.30%, 04/15/28(a)	146	123,320
1.70%, 09/15/28	97	82,582
3.65%, 04/05/29(a)	87	82,023
4.50%, 04/15/30(a)	171	168,948
1.70%, 10/15/30(a)	79	63,349
2.63%, 04/01/31(a)	171	146,359
3.75%, 04/01/32	103	95,560
5.00%, 04/15/40(a)	171	165,995
2.80%, 09/15/41(a)	72	52,292
4.38%, 09/15/45(a)	171	148,191
3.70%, 04/15/46(a)	227	181,935
3.00%, 10/15/50	211	147,020
3.50%, 04/01/51	171	129,561
4.25%, 04/01/52	67	58,018
4.45%, 04/01/62	75	64,066

		5,586,115

Capital Markets — 0.7%
Ameriprise Financial, Inc.(a)
4.00%, 10/15/23	53	53,326
3.70%, 10/15/24	171	170,793
2.88%, 09/15/26	87	83,143
Ares Capital Corp.
4.20%, 06/10/24(a)	87	85,419
3.25%, 07/15/25	151	139,594
3.88%, 01/15/26	171	157,036
2.88%, 06/15/28	178	141,019
3.20%, 11/15/31(a)	87	63,215
Bain Capital Specialty Finance, Inc., 2.55%, 10/13/26(a)	70	59,927
Bank of New York Mellon Corp.
3.45%, 08/11/23	87	87,220
2.20%, 08/16/23(a)	171	169,195
0.50%, 04/26/24	70	66,459
2.10%, 10/24/24	87	84,186

24	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Capital Markets (continued)
Bank of New York Mellon Corp. (continued)
1.60%, 04/24/25(a)	$341	$320,953
3.35%, 04/25/25(a)	118	116,649
2.80%, 05/04/26(a)	70	67,418
1.05%, 10/15/26	171	151,577
2.05%, 01/26/27(a)	171	157,115
3.25%, 05/16/27(a)	130	126,150
1.65%, 07/14/28(a)	75	65,137
3.85%, 04/26/29	118	114,471
3.30%, 08/23/29(a)	171	158,310
1.80%, 07/28/31(a)	171	138,444
2.50%, 01/26/32(a)	87	74,184
(3 mo. LIBOR US + 1.07%), 3.44%, 02/07/28(b)	91	87,719
Series G, 3.00%, 02/24/25(a)	78	76,458
Series J, 0.85%, 10/25/24(a)	171	160,991
Blackstone Private Credit Fund(d)
2.70%, 01/15/25	70	63,872
4.70%, 03/24/25(a)	87	83,577
2.63%, 12/15/26	75	62,837
3.25%, 03/15/27(a)	206	174,775
Brookfield Finance I U.K. PLC, 2.34%, 01/30/32(a)	86	69,115
Brookfield Finance, Inc.
4.00%, 04/01/24	53	52,994
4.25%, 06/02/26	171	169,533
3.90%, 01/25/28(a)	181	172,946
4.35%, 04/15/30(a)	87	82,994
2.72%, 04/15/31(a)	107	90,423
4.70%, 09/20/47	87	76,206
3.50%, 03/30/51(a)	79	56,831
3.63%, 02/15/52	61	44,934
Charles Schwab Corp.
0.75%, 03/18/24(a)	171	164,006
3.00%, 03/10/25(a)	80	78,695
3.63%, 04/01/25	171	169,818
3.85%, 05/21/25(a)	171	171,441
0.90%, 03/11/26(a)	289	259,263
1.15%, 05/13/26(a)	141	127,197
2.45%, 03/03/27(a)	82	76,474
3.20%, 01/25/28(a)	171	163,453
2.00%, 03/20/28(a)	140	124,954
3.25%, 05/22/29	70	65,106
1.65%, 03/11/31(a)	87	69,704
2.30%, 05/13/31(a)	171	144,585
2.90%, 03/03/32	140	123,246
CI Financial Corp.
3.20%, 12/17/30(a)	104	81,325
4.10%, 06/15/51	86	55,719
Franklin Resources, Inc., 2.95%, 08/12/51	75	51,444
FS KKR Capital Corp.
4.63%, 07/15/24(a)	87	85,374
1.65%, 10/12/24	87	77,396
4.13%, 02/01/25	74	70,175
2.63%, 01/15/27(a)	71	59,707
3.25%, 07/15/27(a)	87	74,029
3.13%, 10/12/28(a)	87	69,388
GLP Capital LP/GLP Financing II, Inc., 3.25%, 01/15/32(a)	63	50,493
Golub Capital BDC, Inc., 2.50%, 08/24/26(a)	70	58,592

Security	Par (000)	Value

Capital Markets (continued)
Invesco Finance PLC
4.00%, 01/30/24(a)	$87	$86,990
5.38%, 11/30/43	87	85,762
Jefferies Group LLC, 2.75%, 10/15/32	141	107,059
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
4.85%, 01/15/27(a)	171	171,059
4.15%, 01/23/30	171	153,617
2.63%, 10/15/31	71	54,795
KFW
2.63%, 02/28/24	171	169,840
0.25%, 03/08/24	511	487,491
1.38%, 08/05/24	511	493,713
2.50%, 11/20/24	341	336,475
2.00%, 05/02/25	341	330,566
0.63%, 01/22/26(a)	341	312,731
1.75%, 09/14/29(a)	257	233,798
Landwirtschaftliche Rentenbank
2.00%, 01/13/25	171	166,470
0.50%, 05/27/25	341	316,550
2.38%, 06/10/25	341	334,046
0.88%, 09/03/30(a)	341	284,737
Legg Mason, Inc., 5.63%, 01/15/44	109	111,876
Main Street Capital Corp., 3.00%, 07/14/26	70	61,080
Nomura Holdings, Inc.
1.65%, 07/14/26	200	175,127
2.33%, 01/22/27(a)	222	196,559
2.17%, 07/14/28(a)	400	336,931
2.71%, 01/22/29	222	189,503
2.61%, 07/14/31(a)	200	159,513
Northern Trust Corp.
4.00%, 05/10/27	102	102,614
3.65%, 08/03/28(a)	87	85,192
3.15%, 05/03/29(a)	87	82,009
Oesterreichische Kontrollbank AG, 1.50%, 02/12/25	171	164,205
Owl Rock Capital Corp.(a)
4.00%, 03/30/25	59	55,507
3.75%, 07/22/25	67	61,967
3.40%, 07/15/26	171	150,190
2.63%, 01/15/27	75	62,838
Owl Rock Capital Corp. III, 3.13%, 04/13/27(d)	70	59,774
OWL Rock Core Income Corp., 4.70%, 02/08/27(d)	40	36,487
Prospect Capital Corp.
3.36%, 11/15/26	82	69,692
3.44%, 10/15/28	75	57,465
Raymond James Financial, Inc., 4.95%, 07/15/46(a)	87	84,784
Sixth Street Specialty Lending, Inc., 3.88%, 11/01/24(a)	87	83,948
State Street Corp.
3.30%, 12/16/24(a)	72	71,495
2.65%, 05/19/26(a)	171	163,539
2.40%, 01/24/30(a)	75	65,415
(SOFR + 0.41%), 1.75%, 02/06/26(b)	55	51,918
(SOFR + 0.56%), 1.68%, 11/18/27(a)(b)	155	139,172
(SOFR + 0.73%), 2.20%, 02/07/28(b)	61	55,862
(SOFR + 0.94%), 2.35%, 11/01/25(a)(b)	249	239,472
(SOFR + 1.00%), 2.62%, 02/07/33(a)(b)	67	57,136
(SOFR + 1.49%), 3.03%, 11/01/34(b)	70	61,938

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) June 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Capital Markets (continued)
State Street Corp. (continued)
(SOFR + 2.60%), 2.90%, 03/30/26(b)	$171	$165,503
(SOFR + 2.65%), 3.15%, 03/30/31(b)	171	155,206

		14,588,345

Chemicals — 0.4%
Air Products & Chemicals, Inc.
1.50%, 10/15/25(a)	102	96,007
1.85%, 05/15/27(a)	73	66,429
2.05%, 05/15/30(a)	75	64,826
2.70%, 05/15/40(a)	87	69,577
2.80%, 05/15/50	111	83,783
Cabot Corp., 5.00%, 06/30/32	100	97,086
Celanese U.S. Holdings LLC, 1.40%, 08/05/26(a)	70	60,207
CF Industries, Inc.
5.15%, 03/15/34(a)	87	84,908
4.95%, 06/01/43	87	78,996
5.38%, 03/15/44	87	81,094
Dow Chemical Co.
4.80%, 11/30/28	75	75,285
9.40%, 05/15/39	69	98,578
5.25%, 11/15/41(a)	74	72,428
4.38%, 11/15/42(a)	87	76,634
5.55%, 11/30/48(a)	171	172,577
3.60%, 11/15/50(a)	87	66,417
DuPont de Nemours, Inc.
4.21%, 11/15/23(a)	341	343,053
4.73%, 11/15/28(a)	257	257,844
5.32%, 11/15/38	130	128,683
5.42%, 11/15/48	257	255,201
Eastman Chemical Co.
3.80%, 03/15/25(a)	181	178,708
4.50%, 12/01/28(a)	171	167,822
4.80%, 09/01/42	87	77,283
4.65%, 10/15/44	71	61,185
Ecolab, Inc.
4.80%, 03/24/30(a)	87	90,210
1.30%, 01/30/31(a)	140	111,990
2.13%, 02/01/32(a)	171	144,225
2.13%, 08/15/50(a)	140	89,732
2.70%, 12/15/51	124	88,430
EI du Pont de Nemours & Co.
1.70%, 07/15/25	140	131,646
2.30%, 07/15/30	140	120,806
Emerson Electric Co.
2.00%, 12/21/28(a)	87	76,633
2.20%, 12/21/31(a)	75	63,495
2.75%, 10/15/50	171	123,138
2.80%, 12/21/51	58	42,292
FMC Corp.
3.20%, 10/01/26(a)	55	52,377
3.45%, 10/01/29	60	54,429
4.50%, 10/01/49	58	49,686
Huntsman International LLC, 2.95%, 06/15/31	65	53,968
International Flavors & Fragrances, Inc.
4.45%, 09/26/28	87	85,008
4.38%, 06/01/47(a)	87	73,984
5.00%, 09/26/48	87	81,047
Linde, Inc.
2.65%, 02/05/25	58	56,923
3.20%, 01/30/26(a)	87	86,705

Security	Par (000)	Value

Chemicals (continued)
Linde, Inc. (continued)
1.10%, 08/10/30	$155	$123,973
2.00%, 08/10/50	122	76,754
LYB International Finance BV(a)
5.25%, 07/15/43	75	70,069
4.88%, 03/15/44	62	55,898
LYB International Finance III LLC
1.25%, 10/01/25	74	66,960
2.25%, 10/01/30(a)	117	96,481
3.38%, 10/01/40	94	72,369
4.20%, 10/15/49(a)	144	117,014
4.20%, 05/01/50	87	70,689
3.63%, 04/01/51(a)	127	93,855
3.80%, 10/01/60	70	49,609
Mosaic Co.
4.25%, 11/15/23	171	172,189
4.05%, 11/15/27(a)	171	167,255
5.45%, 11/15/33	214	220,450
Nutrien Ltd.
3.00%, 04/01/25(a)	87	84,932
4.00%, 12/15/26(a)	87	86,221
2.95%, 05/13/30(a)	171	152,166
4.90%, 06/01/43	87	83,534
5.00%, 04/01/49	130	129,365
3.95%, 05/13/50(a)	87	74,327
PPG Industries, Inc.
2.40%, 08/15/24(a)	171	166,395
1.20%, 03/15/26	74	66,478
2.80%, 08/15/29	171	154,968
Rohm & Haas Co., 7.85%, 07/15/29	125	148,435
RPM International, Inc.
2.95%, 01/15/32	86	71,367
5.25%, 06/01/45	87	80,292
Sherwin-Williams Co.
3.95%, 01/15/26	87	86,181
3.45%, 06/01/27(a)	87	82,918
2.95%, 08/15/29(a)	108	96,623
2.20%, 03/15/32(a)	189	152,090
4.50%, 06/01/47	171	151,536
3.80%, 08/15/49	153	122,352
Westlake Corp.
3.60%, 08/15/26	87	84,695
3.38%, 06/15/30	75	67,228
5.00%, 08/15/46	130	124,263
3.13%, 08/15/51(a)	110	76,744

		8,288,010

Commercial Services & Supplies — 0.0%
GATX Corp.
3.25%, 09/15/26(a)	130	124,226
3.85%, 03/30/27	87	84,490
4.70%, 04/01/29(a)	171	168,500
George Washington University(a)
4.87%, 09/15/45	74	75,799
Series 2014, 4.30%, 09/15/44	87	82,228
GXO Logistics, Inc.
1.65%, 07/15/26	171	149,210
2.65%, 07/15/31	87	68,635
Howard University, 5.21%, 10/01/52	73	67,278
Massachusetts Institute of Technology(a)
3.07%, 04/01/52	77	63,569

26	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services & Supplies (continued)
Massachusetts Institute of Technology(a) (continued)
5.60%, 01/07/2111	$87	$104,418
Rockefeller Foundation, Series 2020, 2.49%, 10/01/50	71	51,619

		1,039,972

Communications Equipment — 0.1%
Cisco Systems, Inc.
2.20%, 09/20/23(a)	171	169,525
3.63%, 03/04/24(a)	171	171,968
2.95%, 02/28/26(a)	257	252,148
2.50%, 09/20/26	171	164,263
5.90%, 02/15/39	341	388,228
Juniper Networks, Inc.
3.75%, 08/15/29	87	79,885
5.95%, 03/15/41	87	84,854
Motorola Solutions, Inc.
4.60%, 02/23/28	87	84,138
4.60%, 05/23/29(a)	166	158,820
2.30%, 11/15/30(a)	146	114,234
2.75%, 05/24/31	102	82,420

		1,750,483

Construction Materials — 0.0%
Carlisle Cos., Inc., 2.20%, 03/01/32(a)	75	58,833

Consumer Discretionary — 0.0%
California Endowment, Series 2021, 2.50%, 04/01/51	84	58,368
Cintas Corp. No 2, 4.00%, 05/01/32(a)	61	59,906
Cintas Corp. No. 2
3.45%, 05/01/25	86	85,709
3.70%, 04/01/27(a)	87	85,925
Quanta Services, Inc.
2.90%, 10/01/30	90	74,147
2.35%, 01/15/32	80	61,961
3.05%, 10/01/41	69	47,797

		473,813

Consumer Finance — 0.5%
American Express Co.
3.70%, 08/03/23(a)	341	342,198
0.75%, 11/03/23(a)	87	84,182
3.38%, 05/03/24	67	66,518
2.50%, 07/30/24(a)	114	110,915
3.00%, 10/30/24(a)	171	167,988
3.63%, 12/05/24(a)	75	74,562
2.25%, 03/04/25(a)	71	68,207
1.65%, 11/04/26(a)	171	155,153
2.55%, 03/04/27(a)	92	85,723
3.30%, 05/03/27	87	83,679
4.05%, 05/03/29	86	84,319
4.05%, 12/03/42	67	61,280
Andrew W Mellon Foundation, Series 2020, 0.95%, 08/01/27(a)	83	72,826
Automatic Data Processing, Inc.
1.70%, 05/15/28	100	89,942
1.25%, 09/01/30(a)	341	278,522
Block Financial LLC, 2.50%, 07/15/28(a)	89	77,568
Capital One Financial Corp.
3.90%, 01/29/24(a)	171	170,720
3.75%, 04/24/24	87	86,658
3.30%, 10/30/24(a)	171	166,823

Security	Par (000)	Value

Consumer Finance (continued)
Capital One Financial Corp. (continued)
3.20%, 02/05/25(a)	$87	$84,591
4.25%, 04/30/25(a)	341	340,001
4.20%, 10/29/25(a)	61	60,185
3.75%, 07/28/26(a)	80	76,444
3.75%, 03/09/27(a)	87	83,274
3.65%, 05/11/27(a)	341	324,786
3.80%, 01/31/28(a)	171	160,839
(SOFR + 0.86%), 1.88%, 11/02/27(b)	171	149,979
(SOFR + 1.27%), 2.62%, 11/02/32(b)	87	69,944
(SOFR + 1.29%), 2.64%, 03/03/26(a)(b)	78	73,645
(SOFR + 1.34%), 2.36%, 07/29/32(b)	171	130,427
(SOFR + 1.79%), 3.27%, 03/01/30(a)(b)	118	104,425
(SOFR + 2.06%), 4.93%, 05/10/28(a)(b)	130	128,750
Discover Financial Services(a)
3.95%, 11/06/24	62	61,092
3.75%, 03/04/25	75	73,709
Equifax, Inc.(a)
2.60%, 12/01/24	171	164,974
2.35%, 09/15/31	171	136,791
Global Payments, Inc.
4.80%, 04/01/26(a)	87	86,996
2.15%, 01/15/27	86	76,330
3.20%, 08/15/29(a)	87	76,028
2.90%, 11/15/31(a)	69	56,507
4.15%, 08/15/49(a)	62	48,479
Mastercard, Inc.
3.38%, 04/01/24(a)	87	86,958
2.00%, 03/03/25(a)	206	198,229
3.30%, 03/26/27(a)	82	80,575
2.95%, 06/01/29	257	240,799
3.35%, 03/26/30(a)	144	137,438
1.90%, 03/15/31	90	76,847
3.65%, 06/01/49	87	76,509
3.85%, 03/26/50	181	165,724
2.95%, 03/15/51	96	74,472
Moody’s Corp.
4.88%, 02/15/24	87	88,671
3.25%, 01/15/28(a)	130	123,049
2.00%, 08/19/31(a)	73	59,533
2.75%, 08/19/41	63	46,049
3.25%, 05/20/50	71	52,701
3.75%, 02/25/52	74	60,377
2.55%, 08/18/60	104	64,807
3.10%, 11/29/61	81	55,541
PayPal Holdings, Inc.
2.40%, 10/01/24(a)	200	194,980
1.65%, 06/01/25(a)	78	73,580
2.65%, 10/01/26(a)	171	162,154
2.85%, 10/01/29(a)	229	207,209
2.30%, 06/01/30(a)	81	69,535
4.40%, 06/01/32(a)	90	89,098
3.25%, 06/01/50(a)	102	77,073
5.05%, 06/01/52	90	89,236
5.25%, 06/01/62(a)	90	88,989
S&P Global, Inc.
2.45%, 03/01/27(a)(d)	60	56,160
4.75%, 08/01/28(d)	171	173,739
2.70%, 03/01/29(d)	70	63,694
4.25%, 05/01/29(d)	171	169,101
2.50%, 12/01/29	81	71,580

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) June 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Consumer Finance (continued)
S&P Global, Inc. (continued)
1.25%, 08/15/30(a)	$75	$59,366
2.90%, 03/01/32(d)	95	84,666
3.25%, 12/01/49(a)	80	62,477
3.70%, 03/01/52(a)(d)	176	150,252
2.30%, 08/15/60(a)	87	53,024
3.90%, 03/01/62(d)	30	25,474
Synchrony Financial
4.88%, 06/13/25	235	232,370
4.50%, 07/23/25	67	65,186
3.95%, 12/01/27(a)	171	155,883
5.15%, 03/19/29(a)	87	81,394
Visa, Inc.
3.15%, 12/14/25(a)	501	493,187
1.90%, 04/15/27(a)	341	314,535
2.75%, 09/15/27(a)	197	188,273
2.05%, 04/15/30	171	150,004
1.10%, 02/15/31(a)	240	192,001
4.15%, 12/14/35	87	86,465
2.70%, 04/15/40	171	137,486
4.30%, 12/14/45(a)	269	265,725
3.65%, 09/15/47	69	61,405
2.00%, 08/15/50(a)	189	125,352
Western Union Co.
1.35%, 03/15/26(a)	155	138,383
6.20%, 11/17/36	92	93,472

		11,386,766

Containers & Packaging — 0.1%
Amcor Flexibles North America, Inc.
4.00%, 05/17/25	67	66,262
2.63%, 06/19/30(a)	70	57,397
2.69%, 05/25/31	72	58,746
Avery Dennison Corp., 2.25%, 02/15/32(a)	87	68,923
Berry Global, Inc.(a)
1.57%, 01/15/26	171	152,484
1.65%, 01/15/27	87	76,150
Fibria Overseas Finance Ltd., 5.50%, 01/17/27(a)	171	168,905
Georgia-Pacific LLC, 8.88%, 05/15/31	92	121,108
International Paper Co.
7.30%, 11/15/39(a)	100	116,720
4.80%, 06/15/44	77	72,277
4.40%, 08/15/47	87	77,706
4.35%, 08/15/48(a)	100	88,793
Packaging Corp. of America
3.00%, 12/15/29	70	62,557
4.05%, 12/15/49	112	92,788
3.05%, 10/01/51	65	46,034
Sonoco Products Co.
1.80%, 02/01/25(a)	341	320,055
2.25%, 02/01/27	277	249,135
2.85%, 02/01/32	171	142,766
Suzano Austria GmbH, 3.75%, 01/15/31(a)	261	210,810
WestRock MWV LLC, 8.20%, 01/15/30	74	88,153
WRKCo, Inc.(a)
4.65%, 03/15/26	200	201,209
3.38%, 09/15/27	87	82,478

Security	Par (000)	Value

Containers & Packaging (continued)
WRKCo, Inc.(a) (continued)
4.00%, 03/15/28	$171	$166,814
4.90%, 03/15/29	171	171,514

		2,959,784

Diversified Financial Services — 4.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.88%, 01/16/24	174	173,090
2.88%, 08/14/24	211	200,998
6.50%, 07/15/25(a)	345	352,996
1.75%, 01/30/26(a)	345	301,541
3.65%, 07/21/27(a)	345	313,332
3.00%, 10/29/28	427	359,670
3.40%, 10/29/33(a)	195	153,974
3.85%, 10/29/41(a)	150	108,086
Air Lease Corp.
4.25%, 09/15/24	87	85,370
2.30%, 02/01/25(a)	67	62,705
3.25%, 03/01/25(a)	341	325,468
3.38%, 07/01/25(a)	171	161,027
2.88%, 01/15/26(a)	171	156,960
1.88%, 08/15/26	55	47,519
3.63%, 12/01/27	70	62,453
2.10%, 09/01/28(a)	87	69,745
3.25%, 10/01/29(a)	87	73,292
3.00%, 02/01/30(a)	71	57,941
Aircastle Ltd.(a)
4.13%, 05/01/24	171	166,160
4.25%, 06/15/26	87	80,485
Ally Financial, Inc.
1.45%, 10/02/23(a)	399	385,681
3.88%, 05/21/24(a)	257	254,732
4.63%, 03/30/25(a)	257	255,274
4.75%, 06/09/27(a)	340	326,500
8.00%, 11/01/31	121	134,511
Banco Santander SA
3.89%, 05/24/24(a)	600	596,857
5.18%, 11/19/25	200	199,906
1.85%, 03/25/26(a)	400	359,490
2.75%, 12/03/30(a)	400	317,695
(1 year CMT + 0.90%), 1.72%, 09/14/27(b)	200	173,595
Bank of America Corp.
4.13%, 01/22/24(a)	341	344,639
4.00%, 04/01/24(a)	87	87,597
4.20%, 08/26/24(a)	300	300,574
4.00%, 01/22/25	130	129,422
3.88%, 08/01/25	384	382,332
4.45%, 03/03/26(a)	229	227,892
3.50%, 04/19/26(a)	111	108,141
4.25%, 10/22/26	221	217,886
3.25%, 10/21/27(a)	236	221,820
6.11%, 01/29/37	350	376,490
7.75%, 05/14/38(a)	200	246,423
5.88%, 02/07/42(a)	189	204,002
5.00%, 01/21/44	214	210,200
4.88%, 04/01/44(a)	171	163,107
(3 mo. LIBOR US + 0.64%), 2.02%, 02/13/26(b)	240	224,935
(3 mo. LIBOR US + 0.81%), 3.37%, 01/23/26(b)	341	330,256

28	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Bank of America Corp. (continued)
(3 mo. LIBOR US + 0.87%), 2.46%, 10/22/25(b)	$68	$64,770
(3 mo. LIBOR US + 0.94%), 3.86%, 07/23/24(a)(b)	257	255,871
(3 mo. LIBOR US + 0.97%), 3.46%, 03/15/25(b)	171	168,533
(3 mo. LIBOR US + 0.99%), 2.50%, 02/13/31(b)	397	335,514
(3 mo. LIBOR US + 1.06%), 3.56%, 04/23/27(b)	171	163,692
(3 mo. LIBOR US + 1.07%), 3.97%, 03/05/29(a)(b)	171	163,056
(3 mo. LIBOR US + 1.09%), 3.09%, 10/01/25(b)	171	165,467
(3 mo. LIBOR US + 1.18%), 3.19%, 07/23/30(b)	251	225,010
(3 mo. LIBOR US + 1.19%), 2.88%, 10/22/30(b)	171	149,327
(3 mo. LIBOR US + 1.19%), 3.95%, 01/23/49(b)	104	88,356
(3 mo. LIBOR US + 1.31%), 4.27%, 07/23/29(b)	249	239,242
(3 mo. LIBOR US + 1.32%), 4.08%, 04/23/40(b)	171	150,352
(3 mo. LIBOR US + 1.37%), 3.59%, 07/21/28(b)	87	82,050
(3 mo. LIBOR US + 1.51%), 3.71%, 04/24/28(b)	171	163,006
(3 mo. LIBOR US + 1.52%), 4.33%, 03/15/50(a)(b)	341	306,237
(3 mo. LIBOR US + 1.58%), 3.82%, 01/20/28(b)	341	326,979
(3 mo. LIBOR US + 1.81%), 4.24%, 04/24/38(a)(b)	257	235,442
(3 mo. LIBOR US + 1.99%), 4.44%, 01/20/48(b)	197	180,085
(5 year CMT + 1.20%), 2.48%, 09/21/36(b)	171	132,626
(SOFR + 0.65%), 1.53%, 12/06/25(b)	171	159,106
(SOFR + 0.67%), 1.84%, 02/04/25(b)	104	100,252
(SOFR + 0.69%), 0.98%, 04/22/25(b)	171	160,838
(SOFR + 0.74%), 0.81%, 10/24/24(b)	275	262,089
(SOFR + 1.01%), 1.20%, 10/24/26(a)(b)	189	169,119
(SOFR + 1.05%), 2.55%, 02/04/28(a)(b)	362	329,227
(SOFR + 1.06%), 2.09%, 06/14/29(b)	341	292,026
(SOFR + 1.11%), 3.84%, 04/25/25(b)	368	366,131
(SOFR + 1.15%), 1.32%, 06/19/26(b)	291	264,531
(SOFR + 1.21%), 2.57%, 10/20/32(b)	377	310,954
(SOFR + 1.22%), 2.30%, 07/21/32(b)	495	400,008
(SOFR + 1.32%), 2.69%, 04/22/32(b)	536	449,982
(SOFR + 1.33%), 3.38%, 04/02/26(b)	206	199,677
(SOFR + 1.33%), 2.97%, 02/04/33(b)	457	389,329
(SOFR + 1.37%), 1.92%, 10/24/31(b)	291	232,447
(SOFR + 1.53%), 1.90%, 07/23/31(b)	341	272,531
(SOFR + 1.56%), 2.97%, 07/21/52(b)	70	49,698
(SOFR + 1.58%), 4.38%, 04/27/28(b)	336	330,782
(SOFR + 1.58%), 3.31%, 04/22/42(a)(b)	211	165,447
(SOFR + 1.83%), 4.57%, 04/27/33(a)(b)	373	363,008
(SOFR + 1.88%), 2.83%, 10/24/51(b)	140	95,870
(SOFR + 1.93%), 2.68%, 06/19/41(b)	511	367,674
Series L, 3.95%, 04/21/25(a)	368	362,960
Series L, 4.18%, 11/25/27(a)	171	166,187
Series N, (SOFR + 0.91%), 1.66%, 03/11/27(b)	291	260,803
Series N, (SOFR + 1.22%), 2.65%, 03/11/32(b)	291	244,545
Series N, (SOFR + 1.65%), 3.48%, 03/13/52(b)	124	96,968
Bank of Nova Scotia
3.40%, 02/11/24(a)	171	170,175
0.65%, 07/31/24	267	250,296
1.45%, 01/10/25(a)	87	82,333
2.20%, 02/03/25	341	326,307
3.45%, 04/11/25	118	116,442
4.50%, 12/16/25	87	86,901
2.70%, 08/03/26(a)	87	81,896
1.30%, 09/15/26(a)	240	213,115
1.95%, 02/02/27(a)	171	154,249
2.15%, 08/01/31(a)	171	139,636
2.45%, 02/02/32	171	142,102
Barclays PLC
3.65%, 03/16/25	450	440,053

Security	Par (000)	Value

Diversified Financial Services (continued)
Barclays PLC (continued)
5.25%, 08/17/45(a)	$250	$240,561
(1 year CMT + 1.05%), 2.28%, 11/24/27(b)	222	196,806
(1 year CMT + 1.20%), 2.67%, 03/10/32(b)	490	395,029
(1 year CMT + 1.30%), 3.33%, 11/24/42(a)(b)	222	164,996
(SOFR + 2.71%), 2.85%, 05/07/26(a)(b)	500	472,148
BNP Paribas SA, 4.25%, 10/15/24	200	199,189
Cboe Global Markets, Inc., 3.00%, 03/16/32(a)	121	108,338
Citigroup, Inc.
3.88%, 10/25/23(a)	511	516,237
3.88%, 03/26/25(a)	87	85,785
3.30%, 04/27/25(a)	55	53,947
4.40%, 06/10/25(a)	87	86,870
5.50%, 09/13/25(a)	171	175,680
3.70%, 01/12/26	171	167,562
4.60%, 03/09/26(a)	130	130,164
3.40%, 05/01/26(a)	87	84,031
3.20%, 10/21/26(a)	427	406,309
4.30%, 11/20/26(a)	53	52,237
4.13%, 07/25/28(a)	130	124,698
6.63%, 06/15/32(a)	74	80,922
6.13%, 08/25/36(a)	184	194,747
8.13%, 07/15/39(a)	100	130,086
5.88%, 01/30/42(a)	227	241,120
6.68%, 09/13/43	87	97,580
5.30%, 05/06/44(a)	87	83,325
4.65%, 07/30/45(a)	130	118,857
4.75%, 05/18/46	257	229,459
4.65%, 07/23/48(a)	257	239,236
(3 mo. LIBOR US + 1.15%), 3.52%, 10/27/28(b)	341	318,607
(3 mo. LIBOR US + 1.34%), 3.98%, 03/20/30(b)	177	165,541
(3 mo. LIBOR US + 1.39%), 3.67%, 07/24/28(a)(b)	171	161,434
(3 mo. LIBOR US + 1.56%), 3.89%, 01/10/28(b)	171	164,408
(3 mo. LIBOR US + 1.84%), 4.28%, 04/24/48(a)(b)	171	151,666
(SOFR + 0.53%), 1.28%, 11/03/25(b)	79	73,350
(SOFR + 0.67%), 0.98%, 05/01/25(b)	118	110,546
(SOFR + 0.69%), 2.01%, 01/25/26(b)	245	229,518
(SOFR + 0.77%), 1.12%, 01/28/27(b)	376	331,998
(SOFR + 1.15%), 2.67%, 01/29/31(b)	171	145,195
(SOFR + 1.17%), 2.56%, 05/01/32(b)	207	170,436
(SOFR + 1.18%), 2.52%, 11/03/32(b)	484	392,695
(SOFR + 1.28%), 3.07%, 02/24/28(a)(b)	171	158,635
(SOFR + 1.35%), 3.06%, 01/25/33(b)	257	217,847
(SOFR + 1.38%), 2.90%, 11/03/42(b)	87	63,055
(SOFR + 1.42%), 2.98%, 11/05/30(a)(b)	171	149,251
(SOFR + 1.53%), 3.29%, 03/17/26(a)(b)	118	114,081
(SOFR + 1.94%), 3.79%, 03/17/33(a)(b)	713	642,408
(SOFR + 2.11%), 2.57%, 06/03/31(b)	257	216,031
(SOFR + 2.84%), 3.11%, 04/08/26(b)	240	230,389
(SOFR + 3.91%), 4.41%, 03/31/31(b)	410	391,578
Clorox Co., 3.10%, 10/01/27	87	83,230
CME Group, Inc.
3.00%, 03/15/25(a)	214	211,231
2.65%, 03/15/32	69	61,102
5.30%, 09/15/43	171	185,945
Credit Suisse Group AG, 4.88%, 05/15/45(a)	268	227,939
Deutsche Bank AG
0.90%, 05/28/24	330	309,168
3.70%, 05/30/24(a)	75	74,086
4.10%, 01/13/26(a)	62	61,236
(SOFR + 1.22%), 2.31%, 11/16/27(b)	353	304,633

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) June 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Deutsche Bank AG (continued)
(SOFR + 1.32%), 2.55%, 01/07/28(b)	$192	$166,197
(SOFR + 2.16%), 2.22%, 09/18/24(b)	495	477,232
(SOFR + 2.58%), 3.96%, 11/26/25(a)(b)	419	404,776
(SOFR + 3.04%), 3.55%, 09/18/31(a)(b)	296	247,780
Series E, 0.96%, 11/08/23	475	455,080
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	862	805,104
Goldman Sachs Group, Inc.
3.63%, 02/20/24(a)	171	170,447
4.00%, 03/03/24(a)	584	585,825
3.00%, 03/15/24	110	108,531
3.85%, 07/08/24(a)	87	87,187
3.50%, 04/01/25	327	320,543
3.75%, 05/22/25	384	379,396
4.25%, 10/21/25(a)	181	179,603
3.75%, 02/25/26	67	65,677
3.50%, 11/16/26(a)	341	327,158
5.95%, 01/15/27(a)	87	91,114
3.85%, 01/26/27(a)	341	329,644
2.60%, 02/07/30	341	290,845
6.75%, 10/01/37(a)	451	499,447
6.25%, 02/01/41(a)	171	189,460
4.80%, 07/08/44	214	202,194
5.15%, 05/22/45	257	244,105
(3 mo. LIBOR US + 1.16%), 3.81%, 04/23/29(a)(b)	341	321,499
(3 mo. LIBOR US + 1.20%), 3.27%, 09/29/25(b)	171	166,138
(3 mo. LIBOR US + 1.30%), 4.22%, 05/01/29(b)	171	164,364
(3 mo. LIBOR US + 1.37%), 4.02%, 10/31/38(b)	341	297,771
(3 mo. LIBOR US + 1.43%), 4.41%, 04/23/39(a)(b)	171	155,210
(3 mo. LIBOR US + 1.51%), 3.69%, 06/05/28(a)(b)	427	404,916
(SOFR + 0.49%), 0.93%, 10/21/24(b)	171	163,520
(SOFR + 0.51%), 0.66%, 09/10/24(b)	341	326,254
(SOFR + 0.73%), 1.76%, 01/24/25(b)	257	247,057
(SOFR + 0.80%), 1.43%, 03/09/27(b)	427	378,498
(SOFR + 0.82%), 1.54%, 09/10/27(a)(b)	341	299,331
(SOFR + 0.91%), 1.95%, 10/21/27(a)(b)	283	250,470
(SOFR + 1.09%), 1.99%, 01/27/32(a)(b)	250	197,485
(SOFR + 1.11%), 2.64%, 02/24/28(b)	197	178,793
(SOFR + 1.25%), 2.38%, 07/21/32(a)(b)	477	385,729
(SOFR + 1.26%), 2.65%, 10/21/32(b)	274	225,786
(SOFR + 1.41%), 3.10%, 02/24/33(a)(b)	391	333,944
(SOFR + 1.51%), 4.39%, 06/15/27(b)	125	123,337
(SOFR + 1.51%), 3.21%, 04/22/42(a)(b)	171	130,581
(SOFR + 1.63%), 3.44%, 02/24/43(a)(b)	216	169,360
(SOFR + 1.85%), 3.62%, 03/15/28(b)	100	94,642
Hercules Capital, Inc., 3.38%, 01/20/27	70	61,282
HSBC Holdings PLC
4.25%, 03/14/24(a)	500	497,621
4.25%, 08/18/25	200	197,170
3.90%, 05/25/26	311	303,955
4.38%, 11/23/26(a)	390	381,213
6.50%, 05/02/36(a)	297	316,018
6.50%, 09/15/37	260	277,404
6.80%, 06/01/38(a)	250	269,768
6.10%, 01/14/42(a)	171	187,835
5.25%, 03/14/44(a)	232	214,434
(3 mo. LIBOR US + 1.21%), 3.80%, 03/11/25(b)	522	514,691
(3 mo. LIBOR US + 1.55%), 4.04%, 03/13/28(b)	211	200,372
(3 mo. LIBOR US + 1.61%), 3.97%, 05/22/30(b)	211	193,818
(SOFR + 1.40%), 2.63%, 11/07/25(a)(b)	522	497,741

Security	Par (000)	Value

Diversified Financial Services (continued)
HSBC Holdings PLC (continued)
(SOFR + 1.43%), 3.00%, 03/10/26(b)	$350	$333,144
(SOFR + 2.39%), 2.85%, 06/04/31(a)(b)	349	294,882
(SOFR + 2.53%), 4.76%, 03/29/33(b)	285	262,875
Intercontinental Exchange, Inc.
3.65%, 05/23/25(a)	82	81,394
3.75%, 12/01/25(a)	192	190,457
2.10%, 06/15/30(a)	133	111,211
1.85%, 09/15/32(a)	58	45,300
4.60%, 03/15/33	137	136,204
2.65%, 09/15/40	171	125,405
4.25%, 09/21/48	87	77,439
3.00%, 06/15/50	76	55,499
4.95%, 06/15/52(a)	114	111,467
3.00%, 09/15/60(a)	145	97,697
5.20%, 06/15/62	130	129,599
John Deere Capital Corp.
3.45%, 01/10/24(a)	171	171,560
0.45%, 01/17/24(a)	87	83,424
0.45%, 06/07/24(a)	72	68,027
0.63%, 09/10/24(a)	57	53,610
2.05%, 01/09/25	171	165,549
1.25%, 01/10/25(a)	87	82,499
0.70%, 01/15/26	155	139,955
2.25%, 09/14/26	87	81,666
1.70%, 01/11/27	257	234,544
3.05%, 01/06/28(a)	75	71,946
1.50%, 03/06/28(a)	87	76,517
2.80%, 07/18/29	110	101,245
2.45%, 01/09/30(a)	75	67,139
1.45%, 01/15/31(a)	155	126,161
JPMorgan Chase & Co.
3.88%, 02/01/24(a)	341	343,111
3.63%, 05/13/24(a)	171	171,272
3.88%, 09/10/24(a)	223	222,562
3.13%, 01/23/25(a)	214	210,862
3.90%, 07/15/25(a)	384	384,607
3.30%, 04/01/26(a)	87	84,466
3.20%, 06/15/26(a)	171	164,981
7.63%, 10/15/26(a)	87	97,597
4.13%, 12/15/26(a)	87	86,218
4.25%, 10/01/27(a)	87	86,185
3.63%, 12/01/27(a)	171	164,161
6.40%, 05/15/38(a)	189	213,940
5.50%, 10/15/40(a)	66	67,925
5.60%, 07/15/41(a)	96	100,220
5.40%, 01/06/42(a)	71	72,480
5.63%, 08/16/43(a)	87	90,306
4.85%, 02/01/44	74	70,893
4.95%, 06/01/45(a)	214	204,224
(3 mo. LIBOR US + 0.95%), 3.51%, 01/23/29(a)(b)	171	159,945
(3 mo. LIBOR US + 1.00%), 4.02%, 12/05/24(a)(b)	341	339,831
(3 mo. LIBOR US + 1.12%), 4.01%, 04/23/29(a)(b)	381	365,176
(3 mo. LIBOR US + 1.16%), 3.22%, 03/01/25(b)	341	334,865
(3 mo. LIBOR US + 1.16%), 3.70%, 05/06/30(a)(b)	171	159,068
(3 mo. LIBOR US + 1.22%), 3.90%, 01/23/49(b)	300	253,176
(3 mo. LIBOR US + 1.26%), 4.20%, 07/23/29(a)(b)	202	194,826
(3 mo. LIBOR US + 1.33%), 4.45%, 12/05/29(b)	427	415,858
(3 mo. LIBOR US + 1.34%), 3.78%, 02/01/28(a)(b)	341	327,451
(3 mo. LIBOR US + 1.36%), 3.88%, 07/24/38(b)	171	150,717
(3 mo. LIBOR US + 1.38%), 3.54%, 05/01/28(a)(b)	300	284,431

30	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
JPMorgan Chase & Co. (continued)
(3 mo. LIBOR US + 1.38%), 3.96%, 11/15/48(a)(b)	$427	$361,796
(3 mo. LIBOR US + 1.46%), 4.03%, 07/24/48(a)(b)	87	74,547
(3 mo. LIBOR US + 1.58%), 4.26%, 02/22/48(a)(b)	171	152,480
(SOFR + 0.49%), 0.77%, 08/09/25(a)(b)	171	158,597
(SOFR + 0.54%), 0.82%, 06/01/25(b)	224	209,329
(SOFR + 0.58%), 0.97%, 06/23/25(b)	171	159,851
(SOFR + 0.61%), 1.56%, 12/10/25(b)	171	159,753
(SOFR + 0.77%), 1.47%, 09/22/27(a)(b)	171	149,977
(SOFR + 0.89%), 1.58%, 04/22/27(b)	75	66,744
(SOFR + 0.92%), 2.60%, 02/24/26(b)	118	112,152
(SOFR + 1.02%), 2.07%, 06/01/29(a)(b)	240	206,406
(SOFR + 1.07%), 1.95%, 02/04/32(a)(b)	341	272,552
(SOFR + 1.11%), 1.76%, 11/19/31(a)(b)	171	135,220
(SOFR + 1.16%), 2.30%, 10/15/25(b)	87	82,842
(SOFR + 1.17%), 2.95%, 02/24/28(b)	111	102,840
(SOFR + 1.18%), 2.55%, 11/08/32(b)	616	511,797
(SOFR + 1.26%), 2.96%, 01/25/33(a)(b)	403	345,919
(SOFR + 1.32%), 4.08%, 04/26/26(a)(b)	451	445,375
(SOFR + 1.46%), 3.16%, 04/22/42(b)	392	304,552
(SOFR + 1.51%), 2.53%, 11/19/41(b)	257	183,870
(SOFR + 1.56%), 4.32%, 04/26/28(b)	472	464,224
(SOFR + 1.59%), 2.01%, 03/13/26(b)	223	208,827
(SOFR + 1.75%), 4.57%, 06/14/30(b)	200	196,351
(SOFR + 1.80%), 4.59%, 04/26/33(b)	67	65,810
(SOFR + 2.04%), 2.52%, 04/22/31(a)(b)	275	234,223
(SOFR + 2.44%), 3.11%, 04/22/51(b)	291	213,278
(SOFR + 2.46%), 3.11%, 04/22/41(a)(b)	189	146,512
(SOFR + 2.52%), 2.96%, 05/13/31(a)(b)	341	294,414
(SOFR + 3.79%), 4.49%, 03/24/31(b)	341	333,025
Kimberly-Clark Corp.(a)
2.75%, 02/15/26	87	84,208
2.00%, 11/02/31	75	63,004
5.30%, 03/01/41	87	92,406
3.20%, 07/30/46	74	59,235
2.88%, 02/07/50	140	106,056
Lloyds Banking Group PLC
3.90%, 03/12/24	500	496,989
4.50%, 11/04/24(a)	490	488,792
4.34%, 01/09/48(a)	249	203,442
(1 year CMT + 1.00%), 2.44%, 02/05/26(b)	340	321,725
(1 year CMT + 1.60%), 3.51%, 03/18/26(a)(b)	215	209,315
(1 year CMT + 1.80%), 3.75%, 03/18/28(b)	222	211,272
Mitsubishi UFJ Financial Group, Inc.
3.76%, 07/26/23(a)	257	256,766
2.53%, 09/13/23(a)	522	515,635
2.19%, 02/25/25	500	474,536
3.85%, 03/01/26	500	489,686
2.76%, 09/13/26	250	233,879
3.29%, 07/25/27(a)	171	162,162
3.96%, 03/02/28(a)	171	164,890
3.74%, 03/07/29	341	323,212
2.56%, 02/25/30	349	299,001
4.29%, 07/26/38	87	80,843
(1 year CMT + 0.83%), 2.34%, 01/19/28(b)	220	198,298
(1 year CMT + 0.97%), 2.49%, 10/13/32(b)	215	176,945
(1 year CMT + 1.10%), 2.85%, 01/19/33(a)(b)	200	169,280
(1 year CMT + 1.13%), 3.84%, 04/17/26(a)(b)	220	216,955
(1 year CMT + 1.30%), 4.08%, 04/19/28(a)(b)	220	214,278
(1 year CMT + 1.55%), 4.32%, 04/19/33(b)	220	211,055

Security	Par (000)	Value

Diversified Financial Services (continued)
Mizuho Financial Group, Inc.(b)
(1 year CMT + 0.67%), 1.23%, 05/22/27	$349	$304,865
(1 year CMT + 0.90%), 2.65%, 05/22/26	300	284,471
(1 year CMT + 0.90%), 2.26%, 07/09/32(a)	500	399,169
(1 year CMT + 1.25%), 3.26%, 05/22/30	380	340,650
Morgan Stanley
3.70%, 10/23/24	257	256,448
4.00%, 07/23/25(a)	343	342,711
5.00%, 11/24/25(a)	214	217,433
3.88%, 01/27/26(a)	300	295,456
3.13%, 07/27/26(a)	87	82,993
4.35%, 09/08/26(a)	257	254,344
3.63%, 01/20/27(a)	341	330,279
3.95%, 04/23/27	87	84,245
7.25%, 04/01/32(a)	50	58,595
6.38%, 07/24/42(a)	181	207,324
4.30%, 01/27/45	171	151,835
4.38%, 01/22/47(a)	257	233,207
(3 mo. LIBOR US + 1.34%), 3.59%, 07/22/28(a)(b)	384	363,524
(3 mo. LIBOR US + 1.43%), 4.46%, 04/22/39(a)(b)	211	196,543
(3 mo. LIBOR US + 1.46%), 3.97%, 07/22/38(b)	171	153,000
(3 mo. LIBOR US + 1.63%), 4.43%, 01/23/30(b)	130	126,311
(SOFR + 0.51%), 0.79%, 01/22/25(b)	87	82,239
(SOFR + 0.53%), 0.79%, 05/30/25(b)	393	365,850
(SOFR + 0.56%), 1.16%, 10/21/25(b)	511	473,427
(SOFR + 0.72%), 0.99%, 12/10/26(a)(b)	307	271,981
(SOFR + 0.86%), 1.51%, 07/20/27(b)	326	285,912
(SOFR + 0.88%), 1.59%, 05/04/27(b)	66	58,585
(SOFR + 0.94%), 2.63%, 02/18/26(b)	324	309,109
(SOFR + 1.00%), 2.48%, 01/21/28(b)	244	221,806
(SOFR + 1.03%), 1.79%, 02/13/32(a)(b)	338	265,870
(SOFR + 1.14%), 2.70%, 01/22/31(a)(b)	341	295,347
(SOFR + 1.15%), 2.72%, 07/22/25(b)	105	101,154
(SOFR + 1.16%), 3.62%, 04/17/25(b)	178	175,721
(SOFR + 1.18%), 2.24%, 07/21/32(b)	87	70,479
(SOFR + 1.20%), 2.51%, 10/20/32(a)(b)	281	232,177
(SOFR + 1.29%), 2.94%, 01/21/33(a)(b)	343	293,969
(SOFR + 1.36%), 2.48%, 09/16/36(b)	459	352,935
(SOFR + 1.43%), 2.80%, 01/25/52(a)(b)	221	153,433
(SOFR + 1.49%), 3.22%, 04/22/42(b)	35	27,546
(SOFR + 1.61%), 4.21%, 04/20/28(b)	96	93,855
(SOFR + 2.62%), 5.30%, 04/20/37(b)	114	110,398
(SOFR + 4.84%), 5.60%, 03/24/51(a)(b)	171	184,369
Series F, 3.88%, 04/29/24(a)	87	87,111
Nasdaq, Inc.
3.85%, 06/30/26(a)	104	103,277
1.65%, 01/15/31	57	44,618
3.25%, 04/28/50	70	50,924
NatWest Group PLC
3.88%, 09/12/23	522	520,279
6.00%, 12/19/23	171	174,036
(3 mo. LIBOR US + 1.76%), 4.27%, 03/22/25(b)	522	516,633
(5 year CMT + 2.35%), 3.03%, 11/28/35(b)	300	239,487
Nomura Holdings, Inc., 5.61%, 07/06/29(e)	200	200,136
ORIX Corp.
2.25%, 03/09/31	87	72,740
4.00%, 04/13/32	67	63,799
Rexford Industrial Realty LP
2.13%, 12/01/30(a)	71	56,927
2.15%, 09/01/31	79	62,103

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) June 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Sumitomo Mitsui Financial Group, Inc.
3.94%, 10/16/23(a)	$171	$171,723
2.35%, 01/15/25(a)	490	468,607
3.78%, 03/09/26(a)	211	206,836
2.63%, 07/14/26(a)	171	159,659
1.40%, 09/17/26	218	192,448
3.01%, 10/19/26(a)	87	82,064
2.17%, 01/14/27	200	180,867
3.36%, 07/12/27(a)	171	162,413
3.35%, 10/18/27	87	82,207
1.90%, 09/17/28	218	184,788
3.20%, 09/17/29	87	77,141
2.72%, 09/27/29(a)	522	454,914
2.22%, 09/17/31(a)	265	214,218
2.93%, 09/17/41	70	50,948

		85,967,953

Diversified Telecommunication Services — 0.6%
AT&T, Inc.
0.90%, 03/25/24(a)	341	325,130
2.75%, 06/01/31(a)	341	294,456
2.25%, 02/01/32(a)	400	326,793
2.55%, 12/01/33	200	162,247
4.50%, 05/15/35(a)	655	622,424
4.90%, 08/15/37(a)	375	373,500
4.85%, 03/01/39	500	478,996
4.65%, 06/01/44	125	113,485
4.75%, 05/15/46	500	462,783
4.50%, 03/09/48	500	443,063
3.50%, 09/15/53	511	387,337
3.55%, 09/15/55(a)	1,174	879,608
3.80%, 12/01/57	778	600,867
3.65%, 09/15/59	220	164,768
British Telecommunications PLC, 9.63%, 12/15/30(a)	200	248,884
Telefonica Emisiones SA
4.10%, 03/08/27	345	337,767
7.05%, 06/20/36(a)	185	206,476
5.21%, 03/08/47(a)	283	250,801
4.90%, 03/06/48(a)	318	271,131
Telefonica Europe BV, 8.25%, 09/15/30(a)	75	89,778
Verizon Communications, Inc.
0.75%, 03/22/24(a)	59	56,279
3.50%, 11/01/24(a)	87	86,676
3.38%, 02/15/25(a)	257	255,085
0.85%, 11/20/25(a)	249	225,500
1.45%, 03/20/26(a)	122	111,586
2.63%, 08/15/26	155	146,441
2.10%, 03/22/28	140	124,351
4.33%, 09/21/28	369	366,990
3.88%, 02/08/29(a)	341	329,913
3.15%, 03/22/30	171	155,472
1.68%, 10/30/30(a)	341	274,817
2.36%, 03/15/32	695	576,251
4.50%, 08/10/33(a)	300	292,486
4.40%, 11/01/34(a)	257	246,259
4.27%, 01/15/36	214	201,485
4.81%, 03/15/39	104	102,073
2.65%, 11/20/40(a)	87	63,820
3.40%, 03/22/41	429	349,222
2.85%, 09/03/41(a)	112	83,939
4.75%, 11/01/41(a)	511	488,482
3.85%, 11/01/42	87	74,176

Security	Par (000)	Value

Diversified Telecommunication Services (continued)
Verizon Communications, Inc. (continued)
4.86%, 08/21/46	$341	$335,601
4.00%, 03/22/50(a)	171	147,775
2.88%, 11/20/50	427	303,003
3.55%, 03/22/51	116	92,994
3.88%, 03/01/52(a)	118	98,868
2.99%, 10/30/56	211	146,491
3.00%, 11/20/60(a)	275	186,688
3.70%, 03/22/61	403	316,525

		13,279,542

Education — 0.1%
American University, Series 2019, 3.67%, 04/01/49	60	51,302
Brown University in Providence in the State of Rhode Island & Providence Plant, Series A, 2.92%, 09/01/50(a)	75	58,315
California Institute of Technology, 3.65%, 09/01/2119	171	129,125
Duke University
Series 2020, 2.68%, 10/01/44	75	57,853
Series 2020, 2.83%, 10/01/55	88	67,109
Emory University, Series 2020, 2.97%, 09/01/50(a)	62	49,230
Ford Foundation
Series 2020, 2.42%, 06/01/50(a)	60	42,781
Series 2020, 2.82%, 06/01/70	70	48,127
George Washington University, Series 2018, 4.13%, 09/15/48	58	53,330
Georgetown University
Series 20A, 2.94%, 04/01/50(a)	77	54,461
Series A, 5.22%, 01/10/2118	62	59,772
Series B, 4.32%, 04/01/49	40	36,884
Leland Stanford Junior University
3.65%, 05/01/48(a)	130	120,705
2.41%, 06/01/50	75	53,664
Massachusetts Institute of Technology
3.96%, 07/01/38(a)	98	96,474
4.68%, 01/07/2114(a)	75	75,042
Series F, 2.99%, 07/01/50	73	59,765
Series G, 2.29%, 07/01/51	56	39,090
Northeastern University, Series 2020, 2.89%, 10/01/50	51	37,662
Northwestern University
Series 2017, 3.66%, 12/01/57	58	50,695
Series 2020, 2.64%, 12/01/50	85	62,749
President & Fellows of Harvard College
3.15%, 07/15/46	62	53,546
2.52%, 10/15/50	71	51,996
3.30%, 07/15/56	121	102,974
Thomas Jefferson University, 3.85%, 11/01/57	72	59,300
Trustees of Boston College, 3.13%, 07/01/52	87	68,051
Trustees of Boston University, Series CC, 4.06%, 10/01/48	35	32,851
Trustees of Princeton University
5.70%, 03/01/39	87	102,388
Series 2020, 2.52%, 07/01/50(a)	74	55,404
Trustees of the University of Pennsylvania
3.61%, 02/15/2119	57	43,610
Series 2020, 2.40%, 10/01/50	52	37,051
University of Chicago, Series C, 2.55%, 04/01/50	73	52,816
University of Miami, 4.06%, 04/01/52	67	60,401
University of Notre Dame du Lac, Series 2017, 3.39%, 02/15/48	82	72,300

32	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
University of Southern California
2.81%, 10/01/50	$71	$53,931
Series 21-A, 2.95%, 10/01/51(a)	87	67,815
Series A, 3.23%, 10/01/2120(a)	69	46,113
Washington University
3.52%, 04/15/54	75	65,854
4.35%, 04/15/2122(a)	83	71,222
William Marsh Rice University, 3.77%, 05/15/55	85	78,767
Yale University(a)
Series 2020, 1.48%, 04/15/30	54	45,759
Series 2020, 2.40%, 04/15/50	62	44,911

		2,571,195

Electric Utilities — 2.0%
AEP Texas, Inc.
3.95%, 06/01/28(a)	87	83,903
4.70%, 05/15/32(a)	70	69,661
5.25%, 05/15/52	70	70,944
AEP Transmission Co. LLC
3.10%, 12/01/26(a)	87	84,007
3.80%, 06/15/49	171	145,572
3.15%, 09/15/49	71	53,871
4.50%, 06/15/52	50	47,879
Series M, 3.65%, 04/01/50	87	71,828
Series N, 2.75%, 08/15/51	71	49,760
AES Corp.(a)
1.38%, 01/15/26	171	150,808
2.45%, 01/15/31	87	69,971
Alabama Power Co.
6.13%, 05/15/38	171	187,620
3.75%, 03/01/45	87	71,752
4.30%, 01/02/46	87	79,254
3.45%, 10/01/49	65	51,423
3.13%, 07/15/51	104	77,836
Series 20-A, 1.45%, 09/15/30(a)	51	41,387
Allegion U.S. Holding Co., Inc., 5.41%, 07/01/32	240	238,376
Ameren Corp.
2.50%, 09/15/24	110	106,611
1.95%, 03/15/27	133	119,240
3.50%, 01/15/31	171	156,638
Ameren Illinois Co.
4.15%, 03/15/46	87	79,501
3.25%, 03/15/50	53	41,339
American Electric Power Co., Inc.
2.03%, 03/15/24	67	64,815
2.30%, 03/01/30	75	63,106
Series J, 4.30%, 12/01/28(a)	87	84,746
Series N, 1.00%, 11/01/25	87	78,225
Appalachian Power Co., 4.40%, 05/15/44	87	76,050
Arizona Public Service Co.
3.15%, 05/15/25(a)	87	85,304
2.60%, 08/15/29(a)	87	76,090
5.05%, 09/01/41	87	81,595
4.50%, 04/01/42	171	151,628
4.20%, 08/15/48	87	74,422
3.50%, 12/01/49	64	47,724
Avista Corp., 4.35%, 06/01/48	104	98,047
Baltimore Gas & Electric Co.
2.40%, 08/15/26(a)	171	161,170
2.25%, 06/15/31	81	68,953
6.35%, 10/01/36	87	100,168

Security	Par (000)	Value

Electric Utilities (continued)
Baltimore Gas & Electric Co. (continued)
3.50%, 08/15/46	$121	$99,155
3.20%, 09/15/49	80	61,969
2.90%, 06/15/50	79	57,668
4.55%, 06/01/52	30	29,069
Berkshire Hathaway Energy Co.
3.75%, 11/15/23(a)	87	87,569
3.50%, 02/01/25(a)	82	82,037
4.05%, 04/15/25	341	343,083
3.25%, 04/15/28	87	82,702
3.70%, 07/15/30	87	83,472
1.65%, 05/15/31	146	117,670
6.13%, 04/01/36	87	96,101
5.95%, 05/15/37(a)	171	185,868
5.15%, 11/15/43(a)	87	88,943
4.50%, 02/01/45	71	65,736
3.80%, 07/15/48(a)	87	72,911
4.45%, 01/15/49	87	81,044
4.25%, 10/15/50	71	64,795
2.85%, 05/15/51	71	50,339
4.60%, 05/01/53(a)(d)	71	68,061
Black Hills Corp.
3.95%, 01/15/26(a)	70	69,462
3.05%, 10/15/29	73	65,329
2.50%, 06/15/30	55	45,938
4.35%, 05/01/33(a)	71	66,233
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	74	63,439
3.95%, 03/01/48	87	78,673
Class AF, 3.35%, 04/01/51	87	70,670
Class AH, 3.60%, 03/01/52	50	42,837
Series AG, Class AG, 3.00%, 03/01/32(a)	70	63,609
CenterPoint Energy, Inc.
2.50%, 09/01/24	75	72,494
1.45%, 06/01/26(a)	84	75,604
2.65%, 06/01/31	140	119,244
Cleco Corporate Holdings LLC
3.74%, 05/01/26	87	83,928
3.38%, 09/15/29	87	77,625
CMS Energy Corp., 3.45%, 08/15/27(a)	171	163,819
Commonwealth Edison Co.
2.55%, 06/15/26(a)	87	83,420
5.90%, 03/15/36	50	55,963
3.70%, 03/01/45	87	72,985
3.65%, 06/15/46	130	110,198
3.00%, 03/01/50	87	65,932
3.13%, 03/15/51	71	54,489
2.75%, 09/01/51	87	61,877
3.85%, 03/15/52	141	124,197
Series 127, 3.20%, 11/15/49	105	82,161
Connecticut Light & Power Co.(a)
Series A, 3.20%, 03/15/27	87	84,509
Series A, 2.05%, 07/01/31	140	118,298
Consolidated Edison Co. of New York, Inc.
3.80%, 05/15/28(a)	87	85,421
2.40%, 06/15/31(a)	171	146,497
3.95%, 03/01/43	53	45,488
4.45%, 03/15/44(a)	87	79,535
4.50%, 12/01/45(a)	87	79,180
3.85%, 06/15/46	171	144,213
3.70%, 11/15/59(a)	70	55,151

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) June 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Consolidated Edison Co. of New York, Inc. (continued)
3.60%, 06/15/61(a)	$130	$102,431
Series 12-A, 4.20%, 03/15/42	71	62,547
Series 20A, 3.35%, 04/01/30	257	239,414
Series 20B, 3.95%, 04/01/50(a)	171	148,424
Series C, 4.30%, 12/01/56	87	76,226
Series C, 4.00%, 11/15/57(a)	130	107,961
Series D, 4.00%, 12/01/28(a)	87	85,678
Series E, 4.65%, 12/01/48(a)	87	82,076
Constellation Energy Generation LLC
6.25%, 10/01/39(a)	53	54,183
5.75%, 10/01/41	87	84,221
Consumers Energy Co.
4.35%, 04/15/49(a)	171	161,749
3.10%, 08/15/50	75	57,484
2.65%, 08/15/52(a)	66	46,210
2.50%, 05/01/60	181	117,189
Dominion Energy South Carolina, Inc.
5.45%, 02/01/41	171	180,487
Series A, 2.30%, 12/01/31	70	59,788
Dominion Energy, Inc.
3.07%, 08/15/24(c)	87	84,937
3.90%, 10/01/25(a)	341	339,063
7.00%, 06/15/38	87	100,652
Series A, 1.45%, 04/15/26	70	63,300
Series C, 3.38%, 04/01/30(a)	257	234,934
Series C, 2.25%, 08/15/31	82	67,416
Series C, 3.30%, 04/15/41	75	58,833
Series C, 4.90%, 08/01/41	50	47,995
DTE Electric Co.
3.65%, 03/15/24	171	172,046
3.70%, 03/15/45	51	43,515
3.70%, 06/01/46	87	75,400
3.75%, 08/15/47	70	61,008
Series A, 1.90%, 04/01/28	87	77,536
Series A, 3.00%, 03/01/32(a)	61	55,072
Series A, 4.00%, 04/01/43	53	47,426
Series A, 4.05%, 05/15/48	87	79,344
Series B, 3.25%, 04/01/51	71	57,122
Series B, 3.65%, 03/01/52	63	54,352
DTE Energy Co.
Series C, 2.53%, 10/01/24(a)	171	164,676
Series C, 3.40%, 06/15/29	120	110,375
Series F, 1.05%, 06/01/25(a)	154	141,645
Duke Energy Carolinas LLC
6.00%, 12/01/28(a)	87	93,956
2.45%, 08/15/29	87	77,615
2.45%, 02/01/30(a)	71	62,814
2.55%, 04/15/31	75	65,580
2.85%, 03/15/32(a)	97	86,065
6.10%, 06/01/37	87	95,673
6.05%, 04/15/38(a)	74	82,328
5.30%, 02/15/40	87	90,322
4.25%, 12/15/41	171	157,573
4.00%, 09/30/42(a)	87	77,253
3.70%, 12/01/47	87	73,642
3.95%, 03/15/48	71	62,487
3.45%, 04/15/51	75	60,983
3.55%, 03/15/52	78	64,790

Security	Par (000)	Value

Electric Utilities (continued)
Duke Energy Corp.
3.95%, 10/15/23(a)	$87	$87,365
3.75%, 04/15/24(a)	87	86,908
0.90%, 09/15/25	243	219,902
2.65%, 09/01/26	87	81,480
3.15%, 08/15/27(a)	87	82,176
2.45%, 06/01/30(a)	89	75,017
3.30%, 06/15/41	121	93,630
4.80%, 12/15/45(a)	87	79,413
3.95%, 08/15/47	87	70,561
4.20%, 06/15/49	87	72,589
(5 year CMT + 2.32%), 3.25%, 01/15/82(b)	109	85,197
Duke Energy Florida LLC
2.50%, 12/01/29	59	52,425
1.75%, 06/15/30	82	68,006
2.40%, 12/15/31(a)	141	120,572
3.40%, 10/01/46	87	68,504
3.00%, 12/15/51	65	48,502
Duke Energy Indiana LLC
3.75%, 05/15/46	87	73,671
Series WWW, 4.90%, 07/15/43	87	85,228
Duke Energy Ohio, Inc., 3.70%, 06/15/46	87	72,599
Duke Energy Progress LLC
3.38%, 09/01/23(a)	87	87,106
3.70%, 09/01/28(a)	65	62,932
3.45%, 03/15/29	87	82,744
2.00%, 08/15/31	74	61,282
3.40%, 04/01/32(a)	67	62,282
4.10%, 05/15/42(a)	53	47,919
4.10%, 03/15/43	87	78,006
4.38%, 03/30/44	74	68,745
4.15%, 12/01/44	87	77,802
4.20%, 08/15/45	87	79,044
3.70%, 10/15/46	87	73,839
2.50%, 08/15/50	87	59,412
2.90%, 08/15/51	74	54,498
4.00%, 04/01/52	55	49,154
Edison International(a)
3.55%, 11/15/24	62	60,487
4.13%, 03/15/28	171	159,414
El Paso Electric Co., 6.00%, 05/15/35	87	92,538
Emera U.S. Finance LP
0.83%, 06/15/24	89	83,099
3.55%, 06/15/26	185	177,059
2.64%, 06/15/31(a)	155	128,762
4.75%, 06/15/46	62	54,569
Entergy Arkansas LLC
3.50%, 04/01/26(a)	65	64,119
2.65%, 06/15/51	75	51,976
3.35%, 06/15/52	87	68,660
Entergy Corp.
0.90%, 09/15/25	116	104,418
2.95%, 09/01/26(a)	171	162,068
1.90%, 06/15/28(a)	71	60,912
2.80%, 06/15/30	79	67,756
2.40%, 06/15/31(a)	104	84,580
3.75%, 06/15/50	71	55,711
Entergy Louisiana LLC
4.05%, 09/01/23(a)	87	87,419
5.40%, 11/01/24(a)	511	527,944

34	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Entergy Louisiana LLC (continued)
1.60%, 12/15/30	$82	$65,654
4.00%, 03/15/33	87	82,736
4.20%, 09/01/48	87	79,827
4.20%, 04/01/50	171	154,235
Entergy Mississippi LLC
2.85%, 06/01/28	87	80,115
3.85%, 06/01/49	87	74,510
Evergy Kansas Central, Inc.
2.55%, 07/01/26(a)	62	58,750
4.25%, 12/01/45(a)	171	151,298
3.25%, 09/01/49(a)	87	67,205
3.45%, 04/15/50	87	69,348
Evergy Metro, Inc., 3.65%, 08/15/25	53	52,436
Evergy, Inc.(a)
2.45%, 09/15/24	87	83,652
2.90%, 09/15/29	87	76,782
Eversource Energy
4.20%, 06/27/24	340	340,999
2.90%, 03/01/27	67	62,895
2.55%, 03/15/31(a)	87	73,706
3.38%, 03/01/32	67	60,237
3.45%, 01/15/50	71	54,225
Series H, 3.15%, 01/15/25(a)	66	64,664
Series M, 3.30%, 01/15/28(a)	257	241,561
Series Q, 0.80%, 08/15/25(a)	140	126,362
Series R, 1.65%, 08/15/30	140	111,495
Series U, 1.40%, 08/15/26(a)	87	77,677
Exelon Corp.
3.95%, 06/15/25(a)	130	129,552
3.40%, 04/15/26	130	126,138
2.75%, 03/15/27(d)	53	49,544
4.05%, 04/15/30	171	164,089
5.10%, 06/15/45	87	85,491
4.70%, 04/15/50	87	81,519
4.10%, 03/15/52(d)	86	74,138
Florida Power & Light Co.
2.85%, 04/01/25(a)	63	61,851
3.13%, 12/01/25(a)	87	86,216
5.95%, 02/01/38	50	56,426
5.69%, 03/01/40	87	96,425
5.25%, 02/01/41	87	92,086
4.13%, 02/01/42	87	81,809
4.05%, 10/01/44(a)	130	119,748
3.70%, 12/01/47	171	150,279
3.95%, 03/01/48	87	79,630
4.13%, 06/01/48(a)	87	81,470
3.99%, 03/01/49	87	79,271
Fortis, Inc., 3.06%, 10/04/26(a)	171	160,892
Georgia Power Co.
4.70%, 05/15/32	90	90,239
4.30%, 03/15/42	121	105,233
5.13%, 05/15/52	90	89,200
Series A, 2.20%, 09/15/24	171	165,080
Series B, 2.65%, 09/15/29(a)	171	150,488
Series B, 3.70%, 01/30/50(a)	171	135,766
Indiana Michigan Power Co.
6.05%, 03/15/37	62	67,784
4.25%, 08/15/48	87	77,098
Series K, 4.55%, 03/15/46	54	50,083
Series L, 3.75%, 07/01/47	171	140,909

Security	Par (000)	Value

Electric Utilities (continued)
Interstate Power & Light Co.
3.25%, 12/01/24(a)	$87	$85,920
4.10%, 09/26/28	75	73,966
3.70%, 09/15/46	87	71,725
3.50%, 09/30/49(a)	78	62,169
IPALCO Enterprises, Inc., 4.25%, 05/01/30	171	158,764
ITC Holdings Corp., 3.25%, 06/30/26	171	164,333
Kentucky Utilities Co.
4.38%, 10/01/45	171	154,294
3.30%, 06/01/50(a)	75	58,487
MidAmerican Energy Co.
3.65%, 04/15/29(a)	87	84,520
4.80%, 09/15/43(a)	87	86,241
3.65%, 08/01/48(a)	87	73,761
4.25%, 07/15/49(a)	107	99,236
3.15%, 04/15/50	87	68,102
2.70%, 08/01/52(a)	75	53,828
Mississippi Power Co.
Series 12-A, 4.25%, 03/15/42	87	75,785
Series B, 3.10%, 07/30/51	87	61,488
National Rural Utilities Cooperative Finance Corp.
3.40%, 11/15/23(a)	291	290,608
2.85%, 01/27/25(a)	87	85,068
1.88%, 02/07/25	87	83,125
3.45%, 06/15/25(a)	70	69,549
3.40%, 02/07/28(a)	341	326,044
2.40%, 03/15/30	144	125,583
2.75%, 04/15/32	87	75,752
4.02%, 11/01/32	107	101,994
4.30%, 03/15/49	87	81,184
Series D, 1.00%, 10/18/24(a)	130	122,098
Nevada Power Co.
5.45%, 05/15/41	50	50,260
Series DD, 2.40%, 05/01/30	71	61,849
Series EE, 3.13%, 08/01/50(a)	71	52,563
NextEra Energy Capital Holdings, Inc.
4.20%, 06/20/24	200	200,941
4.45%, 06/20/25	200	201,383
1.88%, 01/15/27(a)	154	138,895
3.55%, 05/01/27	171	165,089
4.63%, 07/15/27(a)	200	202,730
1.90%, 06/15/28	119	103,473
2.75%, 11/01/29	86	76,025
2.44%, 01/15/32	86	71,625
5.00%, 07/15/32	135	138,308
3.00%, 01/15/52(a)	96	68,605
Northern States Power Co.
2.25%, 04/01/31(a)	55	48,079
3.40%, 08/15/42(a)	70	58,782
4.00%, 08/15/45	85	74,936
2.90%, 03/01/50	79	59,381
3.20%, 04/01/52	80	62,831
4.50%, 06/01/52	69	67,941
NSTAR Electric Co., 4.55%, 06/01/52	79	76,841
Oglethorpe Power Corp.
4.50%, 04/01/47(d)	61	52,615
5.05%, 10/01/48	41	38,381
3.75%, 08/01/50	87	69,200
Ohio Power Co.
4.15%, 04/01/48	71	61,976
Series Q, 1.63%, 01/15/31	76	61,122

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) June 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Ohio Power Co. (continued)
Series R, 2.90%, 10/01/51	$76	$54,338
Oklahoma Gas & Electric Co., 3.25%, 04/01/30	171	158,263
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25	100	90,215
3.70%, 11/15/28	62	60,326
2.75%, 05/15/30	171	155,640
5.25%, 09/30/40	87	92,086
5.30%, 06/01/42	75	79,409
3.75%, 04/01/45	87	74,678
3.80%, 06/01/49	171	150,036
3.10%, 09/15/49	86	66,531
2.70%, 11/15/51(a)	74	54,077
Pacific Gas & Electric Co.
4.25%, 08/01/23(a)	174	173,020
4.95%, 06/08/25	100	98,051
3.15%, 01/01/26(a)	341	312,135
5.45%, 06/15/27	100	96,773
2.10%, 08/01/27(a)	102	85,503
3.30%, 12/01/27(a)	345	301,222
3.00%, 06/15/28(a)	109	93,908
3.75%, 07/01/28(a)	171	150,954
4.20%, 03/01/29	130	116,017
4.55%, 07/01/30	341	302,989
2.50%, 02/01/31	257	196,588
4.40%, 03/01/32(a)	137	118,908
5.90%, 06/15/32	100	96,669
4.50%, 07/01/40(a)	341	264,283
3.30%, 08/01/40(a)	154	106,177
4.20%, 06/01/41	78	57,117
4.75%, 02/15/44	87	66,693
4.30%, 03/15/45	74	53,799
4.95%, 07/01/50(a)	104	82,983
3.50%, 08/01/50	155	103,533
PacifiCorp.
5.25%, 06/15/35	87	89,223
6.35%, 07/15/38	257	291,144
4.10%, 02/01/42	87	77,108
4.15%, 02/15/50	87	78,448
2.90%, 06/15/52(a)	74	53,958
PECO Energy Co.
3.00%, 09/15/49	69	52,274
3.05%, 03/15/51	63	48,125
2.85%, 09/15/51	82	60,126
Potomac Electric Power Co.(a)
3.60%, 03/15/24	87	87,109
4.15%, 03/15/43	87	78,873
PPL Electric Utilities Corp.
4.75%, 07/15/43(a)	87	84,671
3.00%, 10/01/49	60	45,272
Progress Energy, Inc., 7.75%, 03/01/31(a)	50	58,410
Public Service Co. of Colorado
3.70%, 06/15/28	171	168,273
4.10%, 06/01/32(a)	80	79,767
3.60%, 09/15/42	87	74,047
4.30%, 03/15/44	75	68,984
3.80%, 06/15/47	171	150,754
Series 35, 1.90%, 01/15/31	140	118,216
Public Service Co. of Oklahoma
Series J, 2.20%, 08/15/31(a)	87	72,529
Series K, 3.15%, 08/15/51	70	51,303

Security	Par (000)	Value

Electric Utilities (continued)
Public Service Electric & Gas Co.
3.20%, 05/15/29	$87	$82,846
2.45%, 01/15/30(a)	71	63,239
1.90%, 08/15/31(a)	141	117,254
3.95%, 05/01/42	50	44,836
3.65%, 09/01/42	50	42,671
3.80%, 03/01/46	214	187,778
3.85%, 05/01/49	87	76,450
3.15%, 01/01/50	71	55,127
3.00%, 03/01/51(a)	71	53,771
Public Service Enterprise Group, Inc.
0.84%, 11/08/23(a)	291	279,161
2.88%, 06/15/24	171	167,332
0.80%, 08/15/25(a)	341	307,958
Puget Energy, Inc.
3.65%, 05/15/25(a)	87	85,173
2.38%, 06/15/28	71	62,071
4.10%, 06/15/30(a)	87	80,865
4.22%, 03/15/32	61	56,234
Puget Sound Energy, Inc.
5.80%, 03/15/40(a)	87	93,261
4.22%, 06/15/48	87	77,053
San Diego Gas & Electric Co.
4.15%, 05/15/48	171	155,957
Series NNN, 3.60%, 09/01/23	87	87,563
Series VVV, 1.70%, 10/01/30	87	71,416
Sempra Energy
3.30%, 04/01/25(a)	60	58,618
3.40%, 02/01/28	341	321,997
3.70%, 04/01/29	86	80,762
3.80%, 02/01/38	171	144,335
4.00%, 02/01/48(a)	171	142,198
(5 year CMT + 2.87%), 4.13%, 04/01/52(b)	87	69,754
Sierra Pacific Power Co., 2.60%, 05/01/26(a)	214	203,531
Southern California Edison Co.
4.20%, 06/01/25(a)	59	59,373
4.70%, 06/01/27(a)	65	65,117
2.25%, 06/01/30	171	143,561
6.00%, 01/15/34(a)	257	276,614
5.50%, 03/15/40(a)	50	49,185
4.50%, 09/01/40(a)	171	152,076
4.65%, 10/01/43	62	56,293
4.00%, 04/01/47(a)	171	138,706
3.65%, 02/01/50(a)	71	54,281
3.45%, 02/01/52	70	52,090
Series 08-A, 5.95%, 02/01/38(a)	87	90,014
Series B, 4.88%, 03/01/49(a)	87	78,809
Series C, 3.60%, 02/01/45	87	65,716
Series E, 3.70%, 08/01/25	341	335,411
Series G, 2.50%, 06/01/31(a)	166	139,299
Series H, 3.65%, 06/01/51(a)	76	58,936
Southern Co.
3.25%, 07/01/26	87	83,252
4.40%, 07/01/46	130	113,065
Series B, (5 year CMT + 3.73%), 4.00%, 01/15/51(a)(b)	171	153,298
Southern Power Co.(a)
5.25%, 07/15/43	87	82,451
Series F, 4.95%, 12/15/46	171	157,193
Southwestern Electric Power Co.
3.25%, 11/01/51	71	52,536

36	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Southwestern Electric Power Co. (continued)
Series M, 4.10%, 09/15/28(a)	$171	$165,173
Southwestern Public Service Co.
3.70%, 08/15/47	87	71,986
3.75%, 06/15/49	71	59,813
Series 8, 3.15%, 05/01/50	71	54,202
Tampa Electric Co.
4.10%, 06/15/42	87	75,833
4.30%, 06/15/48	71	64,432
4.45%, 06/15/49	64	59,159
3.63%, 06/15/50	80	64,806
Toledo Edison Co., 6.15%, 05/15/37	74	82,083
Tucson Electric Power Co.
3.25%, 05/15/32(a)	87	78,443
4.85%, 12/01/48	87	83,261
Union Electric Co.
2.95%, 06/15/27	171	163,312
2.15%, 03/15/32(a)	171	142,028
4.00%, 04/01/48(a)	171	150,956
3.25%, 10/01/49	87	67,662
Virginia Electric & Power Co.
3.75%, 05/15/27	78	77,197
2.30%, 11/15/31(a)	87	73,566
2.40%, 03/30/32(a)	70	59,815
4.00%, 01/15/43(a)	87	76,109
4.45%, 02/15/44	112	104,168
4.60%, 12/01/48	81	77,901
3.30%, 12/01/49	71	56,493
2.95%, 11/15/51(a)	87	64,291
4.63%, 05/15/52	61	59,026
Series A, 3.15%, 01/15/26(a)	97	94,184
Series A, 3.50%, 03/15/27(a)	130	126,932
Series A, 3.80%, 04/01/28	87	85,037
Series A, 2.88%, 07/15/29	60	54,936
Series A, 6.00%, 05/15/37	87	96,492
Series B, 6.00%, 01/15/36	171	189,010
Series B, 3.80%, 09/15/47	87	74,594
Series C, 4.00%, 11/15/46	75	66,401
Series D, 4.65%, 08/15/43(a)	87	82,880
WEC Energy Group, Inc., 0.55%, 09/15/23	341	329,417
Wisconsin Electric Power Co., 1.70%, 06/15/28(a)	86	74,921
Wisconsin Power & Light Co.(a)
3.00%, 07/01/29	171	157,754
1.95%, 09/16/31	66	54,806
Wisconsin Public Service Corp.
3.30%, 09/01/49	109	85,549
2.85%, 12/01/51	82	59,530
Xcel Energy, Inc.
3.30%, 06/01/25	74	72,629
3.35%, 12/01/26(a)	87	83,994
1.75%, 03/15/27	87	77,715
4.00%, 06/15/28(a)	171	167,137
2.60%, 12/01/29	70	61,037
2.35%, 11/15/31	71	58,599
4.60%, 06/01/32	83	82,316
3.50%, 12/01/49(a)	70	55,398

		43,748,914

Security	Par (000)	Value

Electrical Equipment — 0.0%
Tyco Electronics Group SA
3.45%, 08/01/24	$75	$74,759
2.50%, 02/04/32	60	52,686
Vontier Corp., 1.80%, 04/01/26(a)	104	90,737

		218,182

Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp.
2.80%, 02/15/30	171	149,705
2.20%, 09/15/31(a)	82	66,937
Arrow Electronics, Inc.
4.00%, 04/01/25(a)	87	86,485
2.95%, 02/15/32	71	58,912
Avnet, Inc.
3.00%, 05/15/31	87	71,927
5.50%, 06/01/32	70	68,683
CDW LLC/CDW Finance Corp.
5.50%, 12/01/24(a)	130	130,488
2.67%, 12/01/26(a)	140	124,731
4.25%, 04/01/28(a)	71	64,078
3.25%, 02/15/29(a)	79	66,610
3.57%, 12/01/31	140	115,663
Corning, Inc.
4.75%, 03/15/42	50	46,709
5.35%, 11/15/48(a)	50	50,375
3.90%, 11/15/49	87	69,710
4.38%, 11/15/57(a)	130	106,357
5.45%, 11/15/79(a)	87	78,370
Keysight Technologies, Inc., 3.00%, 10/30/29	140	124,415
Rockwell Automation, Inc.
0.35%, 08/15/23	35	33,875
1.75%, 08/15/31(a)	86	70,067
2.80%, 08/15/61	60	39,917
TD SYNNEX Corp.(a)(d)
1.75%, 08/09/26	171	150,641
2.65%, 08/09/31	87	70,181

		1,844,836

Energy Equipment & Services — 0.1%
Baker Hughes Holdings LLC, 5.13%, 09/15/40(a)	74	72,514
Baker Hughes Holdings LLC/Baker Hughes Co.- Obligor, Inc.
1.23%, 12/15/23	155	150,477
2.06%, 12/15/26(a)	119	109,151
3.34%, 12/15/27	79	74,589
3.14%, 11/07/29	82	74,060
4.08%, 12/15/47(a)	257	217,266
Halliburton Co.(a)
3.80%, 11/15/25	165	163,359
4.85%, 11/15/35	171	164,425
4.50%, 11/15/41	50	43,693
4.75%, 08/01/43	214	190,188
NOV, Inc.
3.60%, 12/01/29	171	153,565
3.95%, 12/01/42	53	38,875

		1,452,162

Environmental, Maintenance & Security Service — 0.1%
Nature Conservancy, Series A, 3.96%, 03/01/52(a)	75	68,722
Republic Services, Inc.
2.50%, 08/15/24	72	69,715
3.20%, 03/15/25	87	85,318

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) June 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental, Maintenance & Security Service (continued)
Republic Services, Inc. (continued)
2.90%, 07/01/26	$85	$81,182
3.95%, 05/15/28(a)	300	294,100
1.45%, 02/15/31(a)	153	120,109
1.75%, 02/15/32(a)	171	134,651
2.38%, 03/15/33	257	210,011
Waste Connections, Inc.
2.20%, 01/15/32	171	139,473
3.20%, 06/01/32	73	65,069
Waste Management, Inc.
0.75%, 11/15/25(a)	171	156,229
3.15%, 11/15/27(a)	171	163,935
2.00%, 06/01/29	86	74,689
1.50%, 03/15/31	171	136,050
2.95%, 06/01/41(a)	100	77,802
4.15%, 07/15/49(a)	87	79,151

		1,956,206

Equity Real Estate Investment Trusts (REITs) — 1.0%
Alexandria Real Estate Equities, Inc.
4.30%, 01/15/26	130	130,126
3.95%, 01/15/27(a)	87	85,690
3.38%, 08/15/31	141	124,858
2.00%, 05/18/32(a)	73	57,655
1.88%, 02/01/33	102	76,694
2.95%, 03/15/34(a)	52	43,270
4.85%, 04/15/49	87	80,635
3.00%, 05/18/51	70	47,057
3.55%, 03/15/52	100	74,837
American Campus Communities Operating Partnership LP
3.30%, 07/15/26	171	167,108
2.25%, 01/15/29(a)	87	80,562
2.85%, 02/01/30	87	82,572
3.88%, 01/30/31	69	67,852
American Homes 4 Rent LP
4.90%, 02/15/29	171	166,639
2.38%, 07/15/31(a)	35	27,909
3.38%, 07/15/51	25	17,261
American Tower Corp.
0.60%, 01/15/24	105	99,692
3.38%, 05/15/24(a)	341	336,016
2.95%, 01/15/25	87	83,997
2.40%, 03/15/25	102	96,393
4.40%, 02/15/26(a)	30	29,816
1.60%, 04/15/26(a)	89	79,542
1.45%, 09/15/26	64	55,975
3.38%, 10/15/26	87	82,259
2.75%, 01/15/27(a)	76	69,503
3.65%, 03/15/27(a)	69	65,525
3.95%, 03/15/29	87	80,991
3.80%, 08/15/29(a)	87	79,856
2.90%, 01/15/30(a)	93	79,620
2.10%, 06/15/30(a)	141	112,920
2.70%, 04/15/31(a)	104	85,587
2.30%, 09/15/31(a)	124	98,216
4.05%, 03/15/32	79	71,992
3.70%, 10/15/49(a)	75	56,295
3.10%, 06/15/50	82	56,686
2.95%, 01/15/51	100	67,708

Security	Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
AvalonBay Communities, Inc.
3.45%, 06/01/25(a)	$74	$72,841
3.20%, 01/15/28	191	179,894
1.90%, 12/01/28(a)	104	90,457
3.30%, 06/01/29	64	59,457
2.05%, 01/15/32(a)	130	107,288
3.90%, 10/15/46	87	75,799
Blackstone Secured Lending Fund, 2.85%, 09/30/28	210	169,350
Boston Properties LP
3.13%, 09/01/23	87	86,370
3.20%, 01/15/25(a)	171	166,782
3.65%, 02/01/26	67	65,045
4.50%, 12/01/28(a)	171	166,255
2.90%, 03/15/30	83	70,591
3.25%, 01/30/31(a)	171	146,668
2.55%, 04/01/32	130	103,460
Brandywine Operating Partnership LP, 4.55%, 10/01/29(a)	87	82,983
Brixmor Operating Partnership LP
3.65%, 06/15/24	130	128,116
4.13%, 06/15/26(a)	87	84,930
4.13%, 05/15/29	214	199,358
Broadstone Net Lease LLC, 2.60%, 09/15/31	100	81,551
Camden Property Trust, 2.80%, 05/15/30	257	226,859
Corporate Office Properties LP
2.00%, 01/15/29(a)	70	56,428
2.75%, 04/15/31	50	40,427
2.90%, 12/01/33(a)	87	67,354
Crown Castle International Corp.
3.15%, 07/15/23(a)	171	169,140
3.70%, 06/15/26(a)	71	68,495
1.05%, 07/15/26	341	295,049
4.00%, 03/01/27(a)	171	166,120
3.80%, 02/15/28(a)	341	321,725
2.25%, 01/15/31(a)	171	138,704
2.90%, 04/01/41	141	101,627
4.00%, 11/15/49	102	82,539
CubeSmart LP
3.00%, 02/15/30	100	87,972
2.00%, 02/15/31	87	69,166
Digital Realty Trust LP(a)
3.70%, 08/15/27	171	162,889
3.60%, 07/01/29	130	117,488
Duke Realty LP
3.25%, 06/30/26(a)	87	83,786
2.88%, 11/15/29(a)	93	83,570
1.75%, 07/01/30(a)	82	67,067
1.75%, 02/01/31	64	52,033
Equinix, Inc.
2.63%, 11/18/24(a)	144	138,128
1.25%, 07/15/25	82	74,492
1.00%, 09/15/25	171	153,200
1.45%, 05/15/26	70	62,136
2.90%, 11/18/26(a)	71	65,983
1.55%, 03/15/28	144	121,121
2.00%, 05/15/28	67	57,517
3.20%, 11/18/29(a)	81	71,955
2.15%, 07/15/30	87	70,383
2.50%, 05/15/31	152	123,168
3.00%, 07/15/50	71	48,610

38	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Equinix, Inc. (continued)
3.40%, 02/15/52	$140	$103,582
ERP Operating LP
3.25%, 08/01/27	87	82,246
3.50%, 03/01/28(a)	171	162,805
3.00%, 07/01/29	128	115,933
2.50%, 02/15/30	72	62,922
1.85%, 08/01/31	76	62,352
4.50%, 06/01/45(a)	87	80,889
Essex Portfolio LP
3.88%, 05/01/24(a)	74	73,783
4.00%, 03/01/29	71	67,777
3.00%, 01/15/30(a)	70	61,860
1.65%, 01/15/31	90	70,297
2.55%, 06/15/31(a)	60	50,153
2.65%, 09/01/50(a)	71	45,067
Extra Space Storage LP
2.55%, 06/01/31(a)	87	71,575
2.35%, 03/15/32	70	55,488
Federal Realty OP LP
3.25%, 07/15/27	87	81,788
3.50%, 06/01/30(a)	140	127,033
GLP Capital LP/GLP Financing II, Inc.
3.35%, 09/01/24(a)	75	71,673
4.00%, 01/15/30	169	148,002
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30	171	147,335
Healthpeak Properties, Inc.
3.40%, 02/01/25	31	30,493
4.00%, 06/01/25(a)	87	86,746
1.35%, 02/01/27(a)	62	54,323
2.13%, 12/01/28	75	64,771
3.50%, 07/15/29	57	52,541
3.00%, 01/15/30(a)	92	81,217
2.88%, 01/15/31(a)	90	77,640
Highwoods Realty LP
4.13%, 03/15/28	87	83,166
3.05%, 02/15/30(a)	87	74,888
Host Hotels & Resorts LP
Series E, 4.00%, 06/15/25	67	65,514
Series H, 3.38%, 12/15/29(a)	171	144,746
Series J, 2.90%, 12/15/31	71	56,372
Hudson Pacific Properties LP, 4.65%, 04/01/29	171	164,090
Invitation Homes Operating Partnership LP
2.30%, 11/15/28	79	66,451
2.00%, 08/15/31	70	53,848
2.70%, 01/15/34(a)	87	66,918
Kilroy Realty LP
2.50%, 11/15/32(a)	67	52,292
2.65%, 11/15/33	71	54,961
Kimco Realty Corp.
3.30%, 02/01/25	62	60,657
2.80%, 10/01/26(a)	87	81,377
2.25%, 12/01/31(a)	87	69,939
4.45%, 09/01/47	62	54,398
3.70%, 10/01/49(a)	87	67,455
Life Storage LP
4.00%, 06/15/29(a)	21	19,368
2.20%, 10/15/30	69	55,302
2.40%, 10/15/31(a)	75	59,687

Security	Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Mid-America Apartments LP
4.30%, 10/15/23(a)	$70	$70,402
1.10%, 09/15/26(a)	67	58,829
3.60%, 06/01/27(a)	87	83,621
3.95%, 03/15/29	87	83,073
1.70%, 02/15/31(a)	69	54,570
2.88%, 09/15/51	66	45,771
National Retail Properties, Inc.
3.10%, 04/15/50	171	118,575
3.00%, 04/15/52	82	55,887
Office Properties Income Trust, 2.40%, 02/01/27(a)	157	128,293
Omega Healthcare Investors, Inc.
4.38%, 08/01/23(a)	208	208,640
4.50%, 04/01/27	87	82,475
4.75%, 01/15/28(a)	87	82,419
3.63%, 10/01/29	104	88,260
3.25%, 04/15/33	71	53,770
Physicians Realty LP, 2.63%, 11/01/31(a)	87	70,031
Piedmont Operating Partnership LP, 3.15%, 08/15/30	87	72,277
Public Storage
1.50%, 11/09/26(a)	138	124,774
1.85%, 05/01/28	207	179,260
1.95%, 11/09/28(a)	133	114,993
2.25%, 11/09/31(a)	87	71,910
Rayonier LP, 2.75%, 05/17/31	124	103,504
Realty Income Corp.
0.75%, 03/15/26	100	87,958
4.13%, 10/15/26(a)	171	170,137
3.00%, 01/15/27(a)	171	161,887
3.95%, 08/15/27	87	84,872
3.40%, 01/15/28(a)	87	82,185
3.25%, 06/15/29(a)	48	44,688
3.10%, 12/15/29(a)	87	79,182
3.25%, 01/15/31(a)	116	105,452
1.80%, 03/15/33(a)	72	55,068
Regency Centers LP
2.95%, 09/15/29	71	62,384
3.70%, 06/15/30	87	78,944
4.40%, 02/01/47	87	76,339
Sabra Health Care LP
3.90%, 10/15/29	50	44,140
3.20%, 12/01/31	87	69,045
Safehold Operating Partnership LP, 2.80%, 06/15/31	60	48,797
Simon Property Group LP
2.00%, 09/13/24(a)	178	170,210
3.38%, 10/01/24(a)	87	85,800
3.30%, 01/15/26	257	248,578
1.38%, 01/15/27(a)	121	105,926
3.38%, 06/15/27(a)	130	123,401
2.45%, 09/13/29(a)	87	73,913
2.65%, 07/15/30(a)	171	145,076
2.25%, 01/15/32(a)	121	96,545
4.75%, 03/15/42	74	67,673
4.25%, 10/01/44	87	74,016
4.25%, 11/30/46	87	74,939
3.25%, 09/13/49(a)	114	82,715
SITE Centers Corp., 4.25%, 02/01/26(a)	87	85,442
Spirit Realty LP
3.20%, 01/15/27	171	156,956

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) June 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Spirit Realty LP (continued)
4.00%, 07/15/29	$75	$68,550
3.40%, 01/15/30	87	75,335
STORE Capital Corp., 2.70%, 12/01/31(a)	87	69,655
Sun Communities Operating LP
2.30%, 11/01/28	79	67,577
2.70%, 07/15/31(a)	128	103,151
4.20%, 04/15/32	69	62,731
Tanger Properties LP, 3.88%, 07/15/27(a)	171	162,216
UDR, Inc.
4.40%, 01/26/29	171	168,780
3.20%, 01/15/30(a)	87	78,087
3.00%, 08/15/31(a)	87	74,335
1.90%, 03/15/33	87	65,738
Ventas Realty LP
3.50%, 04/15/24	171	169,038
2.65%, 01/15/25	112	107,110
4.13%, 01/15/26	214	211,703
3.25%, 10/15/26	87	82,165
4.00%, 03/01/28	257	245,414
3.00%, 01/15/30(a)	50	43,746
2.50%, 09/01/31(a)	121	99,367
VICI Properties LP
4.38%, 05/15/25	71	69,344
4.75%, 02/15/28(a)	117	111,673
4.95%, 02/15/30(a)	105	99,510
Welltower, Inc.
3.63%, 03/15/24	87	86,310
4.00%, 06/01/25	214	212,405
4.25%, 04/01/26	62	61,328
2.05%, 01/15/29(a)	108	90,897
4.13%, 03/15/29	171	162,511
3.10%, 01/15/30	171	151,436
2.75%, 01/15/31	100	84,344
2.75%, 01/15/32(a)	87	72,463
3.85%, 06/15/32	79	71,991
Weyerhaeuser Co.
4.00%, 11/15/29(a)	171	161,666
7.38%, 03/15/32	80	92,537
3.38%, 03/09/33(a)	90	78,469
4.00%, 03/09/52(a)	55	45,408
WP Carey, Inc., 2.45%, 02/01/32(a)	118	94,904

		20,738,856

Food & Staples Retailing — 0.4%
Campbell Soup Co.
3.30%, 03/19/25(a)	87	85,676
4.80%, 03/15/48	130	120,834
Conagra Brands, Inc.
4.30%, 05/01/24(a)	171	171,655
4.60%, 11/01/25	171	171,631
1.38%, 11/01/27	77	64,271
5.30%, 11/01/38	171	161,224
5.40%, 11/01/48(a)	87	82,162
Costco Wholesale Corp.
3.00%, 05/18/27(a)	257	249,295
1.60%, 04/20/30	257	216,779
1.75%, 04/20/32	87	71,567
Dollar General Corp., 4.13%, 04/03/50(a)	100	83,358
Dollar Tree, Inc.(a)
4.20%, 05/15/28	171	166,103

Security	Par (000)	Value

Food & Staples Retailing (continued)
Dollar Tree, Inc.(a) (continued)
2.65%, 12/01/31	$87	$71,688
3.38%, 12/01/51	71	50,396
General Mills, Inc.(a)
3.65%, 02/15/24	87	87,301
3.20%, 02/10/27	87	83,618
4.20%, 04/17/28	171	169,655
2.88%, 04/15/30	171	151,473
2.25%, 10/14/31	121	99,207
3.00%, 02/01/51	180	130,787
Ingredion, Inc., 3.90%, 06/01/50	87	69,851
Kellogg Co.
3.25%, 04/01/26	65	63,228
4.30%, 05/15/28(a)	171	171,040
2.10%, 06/01/30(a)	141	117,311
4.50%, 04/01/46(a)	62	56,910
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40(a)	73	76,269
Kraft Heinz Foods Co.
3.00%, 06/01/26(a)	206	194,072
3.88%, 05/15/27(a)	148	143,124
4.63%, 01/30/29	87	85,723
3.75%, 04/01/30(a)	79	72,835
4.25%, 03/01/31	87	82,728
6.75%, 03/15/32	70	78,149
5.00%, 07/15/35	79	76,475
6.88%, 01/26/39	87	95,598
6.50%, 02/09/40(a)	79	85,366
5.00%, 06/04/42(a)	163	148,916
5.20%, 07/15/45	197	182,308
4.88%, 10/01/49	163	143,970
5.50%, 06/01/50(a)	87	83,513
Kroger Co.
3.50%, 02/01/26(a)	87	86,043
2.65%, 10/15/26(a)	171	159,960
3.70%, 08/01/27	87	84,342
4.50%, 01/15/29(a)	171	170,187
1.70%, 01/15/31(a)	182	145,114
5.15%, 08/01/43	66	64,653
3.88%, 10/15/46(a)	87	72,264
4.65%, 01/15/48(a)	87	81,018
5.40%, 01/15/49(a)	87	91,034
3.95%, 01/15/50(a)	75	63,273
McCormick & Co., Inc.(a)
0.90%, 02/15/26	67	59,383
1.85%, 02/15/31	71	56,494
Sysco Corp.
3.75%, 10/01/25(a)	74	73,393
3.30%, 07/15/26	110	106,383
3.25%, 07/15/27(a)	171	162,791
5.95%, 04/01/30	171	182,313
2.45%, 12/14/31(a)	87	72,237
4.85%, 10/01/45(a)	53	48,917
4.50%, 04/01/46	87	77,399
4.45%, 03/15/48(a)	87	76,370
6.60%, 04/01/50(a)	114	131,461
Target Corp.
3.50%, 07/01/24(a)	171	171,497
2.25%, 04/15/25(a)	243	234,567
2.50%, 04/15/26(a)	87	83,312
1.95%, 01/15/27(a)	74	68,644
3.38%, 04/15/29(a)	171	164,450

40	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food & Staples Retailing (continued)
Target Corp. (continued)
2.35%, 02/15/30	$169	$149,250
2.65%, 09/15/30(a)	199	178,568
7.00%, 01/15/38	174	215,827
3.90%, 11/15/47	87	77,992
Walgreens Boots Alliance, Inc.
0.95%, 11/17/23(a)	171	165,388
3.45%, 06/01/26(a)	81	78,767
3.20%, 04/15/30(a)	41	36,193
4.10%, 04/15/50	171	134,880
Walmart, Inc.
3.30%, 04/22/24(a)	300	300,577
1.05%, 09/17/26(a)	84	76,384
2.38%, 09/24/29	33	29,974
1.80%, 09/22/31(a)	166	140,935
5.63%, 04/01/40(a)	341	390,370
4.05%, 06/29/48(a)	82	80,147

		9,358,817

Food Products — 0.2%
Archer-Daniels-Midland Co.
2.50%, 08/11/26(a)	300	287,159
2.90%, 03/01/32(a)	67	60,432
4.54%, 03/26/42	37	36,186
4.02%, 04/16/43	66	59,960
3.75%, 09/15/47(a)	171	155,773
Bunge Ltd. Finance Corp.
3.75%, 09/25/27	171	164,524
2.75%, 05/14/31(a)	121	99,871
Flowers Foods, Inc., 2.40%, 03/15/31	60	49,488
Hershey Co.
2.05%, 11/15/24(a)	87	84,493
2.45%, 11/15/29	87	77,915
3.13%, 11/15/49(a)	87	68,961
Hormel Foods Corp.
1.70%, 06/03/28(a)	223	196,979
3.05%, 06/03/51	87	66,992
J M Smucker Co.
3.50%, 03/15/25	214	211,482
4.25%, 03/15/35(a)	87	80,394
4.38%, 03/15/45	87	76,375
3.55%, 03/15/50	70	52,702
Mondelez International, Inc.
1.50%, 05/04/25(a)	62	57,881
2.63%, 03/17/27	341	318,917
2.75%, 04/13/30	160	140,515
1.50%, 02/04/31(a)	100	78,402
1.88%, 10/15/32	87	67,455
2.63%, 09/04/50(a)	70	47,599
Tyson Foods, Inc.
3.95%, 08/15/24(a)	341	340,346
3.55%, 06/02/27(a)	171	163,861
4.88%, 08/15/34	70	70,406
5.15%, 08/15/44(a)	87	86,118
4.55%, 06/02/47(a)	87	79,466

		3,280,652

Health Care Equipment & Supplies — 0.2%
Abbott Laboratories
3.88%, 09/15/25(a)	45	45,442
3.75%, 11/30/26(a)	243	244,262

Security	Par (000)	Value

Health Care Equipment & Supplies (continued)
Abbott Laboratories (continued)
1.15%, 01/30/28(a)	$92	$80,153
1.40%, 06/30/30(a)	79	65,863
4.75%, 11/30/36(a)	384	406,839
5.30%, 05/27/40	87	94,591
4.75%, 04/15/43(a)	87	88,490
Baxter International, Inc.(a)
2.60%, 08/15/26	127	118,825
3.95%, 04/01/30	87	83,271
3.50%, 08/15/46	87	68,258
Becton Dickinson & Co.
3.36%, 06/06/24(a)	80	79,174
3.73%, 12/15/24	60	59,723
3.70%, 06/06/27	279	269,614
2.82%, 05/20/30(a)	82	72,126
1.96%, 02/11/31(a)	185	149,328
4.69%, 12/15/44	121	111,791
4.67%, 06/06/47	87	81,388
3.79%, 05/20/50(a)	81	66,834
Boston Scientific Corp.
2.65%, 06/01/30(a)	171	149,209
4.55%, 03/01/39	130	121,345
4.70%, 03/01/49(a)	93	88,826
Danaher Corp.
3.35%, 09/15/25(a)	75	74,097
4.38%, 09/15/45(a)	75	69,520
2.60%, 10/01/50	87	61,255
2.80%, 12/10/51(a)	140	100,853
DH Europe Finance II SARL
2.20%, 11/15/24	171	164,035
2.60%, 11/15/29(a)	79	70,839
3.25%, 11/15/39(a)	71	58,898
3.40%, 11/15/49	117	94,005
Koninklijke Philips NV, 5.00%, 03/15/42(a)	87	83,666
Medtronic, Inc., 4.38%, 03/15/35	62	61,823
MidMichigan Health, Series 2020, 3.41%, 06/01/50	47	37,529
PerkinElmer, Inc.(a)
1.90%, 09/15/28	90	74,988
2.25%, 09/15/31	219	173,052
STERIS Irish FinCo UnLtd Co., 2.70%, 03/15/31	216	181,607
Stryker Corp.
3.38%, 05/15/24	341	339,207
3.38%, 11/01/25(a)	100	98,233
3.50%, 03/15/26(a)	87	85,379
4.63%, 03/15/46	214	202,239
2.90%, 06/15/50(a)	87	62,828
Thermo Fisher Scientific, Inc.
1.75%, 10/15/28(a)	67	58,575
2.60%, 10/01/29(a)	168	152,246
2.00%, 10/15/31(a)	87	72,940
2.80%, 10/15/41(a)	243	190,864
4.10%, 08/15/47	87	81,360
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/31(a)	189	154,698
4.45%, 08/15/45	87	74,140

		5,424,228

Health Care Providers & Services — 0.7%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51(a)	73	51,951

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) June 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Providers & Services (continued)
Adventist Health System, 3.63%, 03/01/49	$70	$57,419
Advocate Health & Hospitals Corp.
4.27%, 08/15/48	80	76,663
3.39%, 10/15/49	79	65,152
Aetna, Inc.
3.50%, 11/15/24(a)	81	80,026
6.75%, 12/15/37	75	85,773
4.50%, 05/15/42	87	77,777
4.75%, 03/15/44(a)	76	69,697
AHS Hospital Corp., Series 2021, 2.78%, 07/01/51	82	58,244
Allina Health System, Series 2021, 2.90%, 11/15/51	70	50,751
AmerisourceBergen Corp.(a)
3.45%, 12/15/27	130	125,208
2.80%, 05/15/30	71	62,064
2.70%, 03/15/31	87	74,531
4.25%, 03/01/45	87	75,046
Ascension Health
3.95%, 11/15/46(a)	157	145,645
Series B, 2.53%, 11/15/29	53	47,892
Series B, 3.11%, 11/15/39	52	42,825
Banner Health
2.91%, 01/01/42(a)	76	59,521
2.91%, 01/01/51	78	58,213
Series 2020, 3.18%, 01/01/50(a)	63	49,575
Baptist Healthcare System Obligated Group,
Series 20B, 3.54%, 08/15/50	65	51,723
BayCare Health System, Inc., Series 2020, 3.83%, 11/15/50(a)	72	64,267
Baylor Scott & White Holdings
Series 2021, 1.78%, 11/15/30	63	51,905
Series 2021, 2.84%, 11/15/50	203	148,588
Beth Israel Lahey Health, Inc., Series L, 3.08%, 07/01/51	86	62,326
BHSH System Obligated Group, Series 19A, 3.49%, 07/15/49(a)	85	70,383
Bon Secours Mercy Health, Inc.
3.46%, 06/01/30	70	65,636
Series 20-2, 3.21%, 06/01/50	60	44,730
Cardinal Health, Inc.
3.50%, 11/15/24(a)	87	86,088
3.75%, 09/15/25(a)	87	85,961
4.60%, 03/15/43	50	43,623
4.37%, 06/15/47	87	73,927
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31(a)	70	60,242
Children’s Health System of Texas, 2.51%, 08/15/50	71	48,055
Children’s Hospital Corp., Series 2017, 4.12%, 01/01/47(a)	70	65,903
Children’s Hospital of Philadelphia, Series 2020, 2.70%, 07/01/50	51	35,982
CHRISTUS Health, Series C, 4.34%, 07/01/28(a)	55	55,188
CommonSpirit Health
1.55%, 10/01/25	64	59,035
3.35%, 10/01/29	194	179,069
2.78%, 10/01/30	78	67,409
4.19%, 10/01/49(a)	71	59,623
Community Health Network, Inc., Series 20-A, 3.10%, 05/01/50	75	56,224
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49(a)	46	37,102

Security	Par (000)	Value

Health Care Providers & Services (continued)
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48	$74	$66,939
Dignity Health, 5.27%, 11/01/64	74	72,044
Duke University Health System, Inc., Series 2017, 3.92%, 06/01/47	61	55,500
Elevance Health, Inc.
3.50%, 08/15/24	87	86,687
2.38%, 01/15/25(a)	57	54,875
1.50%, 03/15/26(a)	170	155,236
3.65%, 12/01/27(a)	171	166,423
2.25%, 05/15/30(a)	136	116,211
2.55%, 03/15/31(a)	121	104,482
4.10%, 05/15/32(a)	61	59,345
4.63%, 05/15/42	50	47,480
5.10%, 01/15/44(a)	155	154,940
4.65%, 08/15/44(a)	62	58,895
4.38%, 12/01/47(a)	171	157,383
4.55%, 03/01/48(a)	130	122,927
3.13%, 05/15/50(a)	146	110,210
3.60%, 03/15/51(a)	170	137,950
4.55%, 05/15/52(a)	61	57,370
Hackensack Meridian Health, Inc.
Series 2020, 2.68%, 09/01/41	69	52,641
Series 2020, 2.88%, 09/01/50	136	98,433
Hartford HealthCare Corp., 3.45%, 07/01/54(a)	62	50,004
HCA, Inc.
5.25%, 04/15/25(a)	171	171,266
5.25%, 06/15/26	171	170,132
3.13%, 03/15/27(d)	78	70,865
4.13%, 06/15/29	130	118,532
2.38%, 07/15/31(a)	171	133,331
3.63%, 03/15/32(a)(d)	100	84,360
5.13%, 06/15/39	171	149,645
5.50%, 06/15/47	171	152,538
5.25%, 06/15/49	214	184,308
3.50%, 07/15/51	155	105,855
4.63%, 03/15/52(d)	100	80,006
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52	70	61,191
Humana, Inc.
3.85%, 10/01/24(a)	87	86,878
1.35%, 02/03/27(a)	132	115,412
3.70%, 03/23/29	62	58,692
3.13%, 08/15/29(a)	87	78,613
2.15%, 02/03/32(a)	81	65,589
4.63%, 12/01/42	171	158,848
4.95%, 10/01/44(a)	87	84,574
4.80%, 03/15/47	70	67,217
Indiana University Health, Inc. Obligated Group, Series 2021, 2.85%, 11/01/51	87	63,315
Inova Health System Foundation, 4.07%, 05/15/52(a)	74	68,315
Integris Baptist Medical Center, Inc., Series A, 3.88%, 08/15/50	66	56,142
Johns Hopkins Health System Corp., 3.84%, 05/15/46	62	56,206
Kaiser Foundation Hospitals
3.15%, 05/01/27(a)	87	84,530
4.15%, 05/01/47	191	178,224
Series 2019, 3.27%, 11/01/49	82	65,023

42	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Providers & Services (continued)
Kaiser Foundation Hospitals (continued)
Series 2021, 2.81%, 06/01/41(a)	$101	$78,313
Series 2021, 3.00%, 06/01/51(a)	116	86,492
Mass General Brigham, Inc.
Series 2017, 3.77%, 07/01/48	85	74,112
Series 2020, 3.19%, 07/01/49	87	66,965
Series 2020, 3.34%, 07/01/60	71	54,430
Mayo Clinic
Series 2016, 4.13%, 11/15/52(a)	75	70,718
Series 2021, 3.20%, 11/15/61	66	50,013
McKesson Corp.
3.80%, 03/15/24(a)	257	257,497
1.30%, 08/15/26	155	137,918
MedStar Health, Inc., Series 20A, 3.63%, 08/15/49	74	61,098
Memorial Health Services, 3.45%, 11/01/49(a)	62	50,766
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	70	73,300
4.13%, 07/01/52	70	64,871
Mercy Health, Series 2018, 4.30%, 07/01/28(a)	64	64,522
Methodist Hospital, Series 20A, 2.71%, 12/01/50	77	54,206
Montefiore Obligated Group, 4.29%, 09/01/50	64	47,142
Mount Nittany Medical Center Obligated Group, Series 2022, 3.80%, 11/15/52	57	48,217
Mount Sinai Hospitals Group, Inc.
Series 2019, 3.74%, 07/01/49(a)	75	63,385
Series 2020, 3.39%, 07/01/50	66	50,844
MultiCare Health System, 2.80%, 08/15/50(a)	47	34,184
Nationwide Children’s Hospital, Inc., 4.56%, 11/01/52	73	73,330
New York & Presbyterian Hospital
2.26%, 08/01/40	87	62,527
4.02%, 08/01/45	53	48,200
2.61%, 08/01/60	87	56,212
Series 2019, 3.95%, 01/08/2119	72	55,603
Northwell Healthcare, Inc.
3.98%, 11/01/46(a)	70	60,813
4.26%, 11/01/47(a)	70	64,160
3.81%, 11/01/49	57	48,024
Novant Health, Inc.
2.64%, 11/01/36	72	58,093
3.17%, 11/01/51(a)	76	59,009
3.32%, 11/01/61	76	57,226
Ochsner LSU Health System of North Louisiana, Series 2021, 2.51%, 05/15/31	70	56,638
OhioHealth Corp., 2.83%, 11/15/41	59	45,910
Orlando Health Obligated Group
4.09%, 10/01/48	29	26,565
3.33%, 10/01/50	67	52,108
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48	79	78,480
Series 2020, 1.38%, 11/15/25	24	22,091
Series 2020, 3.22%, 11/15/50	73	54,796
Piedmont Healthcare, Inc.
2.86%, 01/01/52	66	47,576
Series 2042, 2.72%, 01/01/42	58	43,439
Presbyterian Healthcare Services, 4.88%, 08/01/52(a)	60	62,659
Providence St Joseph Health Obligated Group
Series 19A, 2.53%, 10/01/29(a)	82	72,810
Series 21-A, 2.70%, 10/01/51	156	105,892

Security	Par (000)	Value

Health Care Providers & Services (continued)
Providence St Joseph Health Obligated Group (continued)
Series A, 3.93%, 10/01/48(a)	$77	$67,269
Queen’s Health Systems, 4.81%, 07/01/52	67	67,653
Rady Children’s Hospital-San Diego, Series 21-A, 3.15%, 08/15/51	63	48,422
RWJ Barnabas Health, Inc., 3.95%, 07/01/46	80	72,252
Seattle Children’s Hospital, Series 2021, 2.72%, 10/01/50	62	43,868
Sentara Healthcare, Series 2021, 2.93%, 11/01/51	71	53,353
Sharp HealthCare, Series 20B, 2.68%, 08/01/50	91	64,322
Stanford Health Care, Series 2018, 3.80%, 11/15/48	64	55,949
Summa Health, 3.51%, 11/15/51	70	57,365
Sutter Health
Series 2018, 4.09%, 08/15/48	80	70,619
Series 20A, 2.29%, 08/15/30	66	56,661
Series 20A, 3.36%, 08/15/50	59	45,262
Series 20-A, 1.32%, 08/15/25	71	65,538
Series 20-A, 3.16%, 08/15/40	62	48,709
Texas Health Resources, 2.33%, 11/15/50(a)	58	37,997
Toledo Hospital
6.02%, 11/15/48	66	61,694
Series B, 5.33%, 11/15/28	66	62,409
Trinity Health Corp.
Series 2019, 3.43%, 12/01/48	73	60,653
Series 2021, 2.63%, 12/01/40	83	61,787
UnitedHealth Group, Inc.
2.38%, 08/15/24(a)	413	404,240
3.75%, 07/15/25	171	170,769
1.25%, 01/15/26(a)	74	68,250
3.10%, 03/15/26(a)	87	85,136
1.15%, 05/15/26(a)	171	155,032
3.45%, 01/15/27(a)	87	85,728
3.38%, 04/15/27(a)	171	168,212
3.85%, 06/15/28(a)	171	169,919
2.88%, 08/15/29	124	114,316
2.00%, 05/15/30(a)	79	67,696
2.30%, 05/15/31(a)	197	170,616
4.63%, 07/15/35	97	98,437
6.88%, 02/15/38(a)	74	91,636
3.50%, 08/15/39(a)	111	96,779
2.75%, 05/15/40(a)	75	58,414
5.95%, 02/15/41	74	83,057
3.05%, 05/15/41(a)	216	174,088
4.63%, 11/15/41(a)	104	102,338
3.95%, 10/15/42	53	47,510
4.25%, 03/15/43(a)	87	81,345
4.75%, 07/15/45(a)	107	107,606
4.20%, 01/15/47	130	121,086
4.25%, 04/15/47	171	160,116
3.75%, 10/15/47(a)	87	75,180
4.45%, 12/15/48	171	164,115
3.70%, 08/15/49(a)	257	219,183
2.90%, 05/15/50(a)	221	165,512
3.25%, 05/15/51	87	68,265
3.88%, 08/15/59	171	147,703
Universal Health Services, Inc.(d)
1.65%, 09/01/26	155	134,425
2.65%, 10/15/30(a)	50	39,987
WakeMed, Series A, 3.29%, 10/01/52	66	50,340

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) June 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Providers & Services (continued)
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50	$60	$43,782
Willis-Knighton Medical Center, Series 2018, 4.81%, 09/01/48	80	80,097
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50	64	44,089

		15,760,484

Health Care Technology — 0.1%
Baxter International, Inc.
2.27%, 12/01/28	309	270,600
3.13%, 12/01/51	79	57,097
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50	80	59,498
Laboratory Corp. of America Holdings
4.00%, 11/01/23(a)	74	74,133
3.25%, 09/01/24	171	168,485
2.30%, 12/01/24	171	163,535
3.60%, 02/01/25	75	73,891
1.55%, 06/01/26(a)	90	80,744
3.60%, 09/01/27(a)	87	83,729
2.70%, 06/01/31	189	158,923
4.70%, 02/01/45(a)	79	70,156
Quest Diagnostics, Inc.
4.25%, 04/01/24	87	87,651
3.50%, 03/30/25(a)	65	63,994
4.20%, 06/30/29	87	84,570
2.95%, 06/30/30	75	65,997
2.80%, 06/30/31(a)	71	60,822
4.70%, 03/30/45	87	78,973

		1,702,798

Hotels, Restaurants & Leisure — 0.2%
Choice Hotels International, Inc., 3.70%, 12/01/29	70	62,943
GLP Capital LP/GLP Financing II, Inc., 5.25%, 06/01/25	71	69,629
Hyatt Hotels Corp.(a)
4.38%, 09/15/28	76	71,654
6.00%, 04/23/30	87	87,597
Marriott International, Inc.
Series EE, 5.75%, 05/01/25	106	109,966
Series FF, 4.63%, 06/15/30(a)	171	163,935
Series GG, 3.50%, 10/15/32	171	147,500
Series R, 3.13%, 06/15/26	171	163,157
Series X, 4.00%, 04/15/28(a)	171	163,531
McDonald’s Corp.
3.25%, 06/10/24(a)	71	70,927
3.38%, 05/26/25	87	86,200
3.30%, 07/01/25	60	59,604
3.70%, 01/30/26(a)	171	170,477
3.50%, 03/01/27	171	167,619
3.50%, 07/01/27	240	235,157
3.80%, 04/01/28	171	167,561
4.70%, 12/09/35(a)	79	78,627
6.30%, 03/01/38(a)	171	193,862
3.70%, 02/15/42(a)	74	61,881
4.60%, 05/26/45(a)	171	160,586
4.88%, 12/09/45	171	168,008
4.45%, 03/01/47	87	80,623
3.63%, 09/01/49	151	124,675

Security	Par (000)	Value

Hotels, Restaurants & Leisure (continued)
McDonald’s Corp. (continued)
4.20%, 04/01/50(a)	$88	$78,591
Starbucks Corp.
3.85%, 10/01/23(a)	87	87,612
3.80%, 08/15/25(a)	171	170,244
4.00%, 11/15/28(a)	87	85,271
3.55%, 08/15/29(a)	214	200,929
2.55%, 11/15/30(a)	140	119,418
3.00%, 02/14/32(a)	132	114,740
3.75%, 12/01/47	171	138,573
3.35%, 03/12/50	171	129,359
3.50%, 11/15/50(a)	140	109,537

		4,099,993

Household Durables — 0.1%
D.R. Horton, Inc.
2.50%, 10/15/24	75	71,722
1.40%, 10/15/27	171	143,476
DR Horton, Inc., 1.30%, 10/15/26	174	150,313
Leggett & Platt, Inc.
3.80%, 11/15/24(a)	70	69,560
4.40%, 03/15/29	171	166,256
3.50%, 11/15/51(a)	105	79,678
Lennar Corp.
4.75%, 05/30/25	41	40,940
4.75%, 11/29/27	141	136,893
MDC Holdings, Inc.(a)
2.50%, 01/15/31	70	51,669
6.00%, 01/15/43	71	57,996
PulteGroup, Inc., 7.88%, 06/15/32	171	192,595
Toll Brothers Finance Corp.
4.88%, 11/15/25	74	71,997
4.88%, 03/15/27	75	70,971
4.35%, 02/15/28(a)	75	67,773
Whirlpool Corp.
2.40%, 05/15/31	86	71,285
4.70%, 05/14/32(a)	70	69,560
4.50%, 06/01/46(a)	87	73,596
		1,586,280

Household Products — 0.0%
Church & Dwight Co., Inc., 2.30%, 12/15/31	171	143,825

Industrial Conglomerates — 0.0%
Pentair Finance SARL, 5.90%, 07/15/32(e)	100	100,093

Insurance — 0.8%
Aflac, Inc.(a)
3.63%, 11/15/24	87	86,665
1.13%, 03/15/26	171	154,279
2.88%, 10/15/26	130	124,818
4.75%, 01/15/49	87	83,893
Alleghany Corp.
3.63%, 05/15/30	121	113,215
3.25%, 08/15/51	171	124,218
Allstate Corp.
3.28%, 12/15/26(a)	130	127,366
4.50%, 06/15/43	53	49,589
3.85%, 08/10/49(a)	71	60,736
Series B, (3 mo. LIBOR US + 2.94%), 5.75%, 08/15/53(b)	214	187,517
American Financial Group, Inc., 4.50%, 06/15/47(a)	130	109,536

44	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
American International Group, Inc.
4.13%, 02/15/24(a)	$66	$66,411
2.50%, 06/30/25(a)	171	162,971
3.75%, 07/10/25(a)	67	66,091
3.90%, 04/01/26	127	124,433
4.80%, 07/10/45	130	121,007
4.75%, 04/01/48	171	159,933
4.38%, 06/30/50(a)	87	77,147
Aon Corp.(a)
4.50%, 12/15/28	171	169,304
3.75%, 05/02/29	171	161,510
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/27(a)	55	51,583
2.05%, 08/23/31	87	69,872
2.60%, 12/02/31	59	49,463
3.90%, 02/28/52	81	66,250
Aon Global Ltd.
3.50%, 06/14/24(a)	171	169,943
3.88%, 12/15/25	104	102,853
4.60%, 06/14/44	87	78,344
4.75%, 05/15/45	87	80,127
Arch Capital Finance LLC, 4.01%, 12/15/26(a)	171	167,702
Arch Capital Group U.S., Inc., 5.14%, 11/01/43	66	64,072
Arthur J Gallagher & Co.
2.40%, 11/09/31	87	71,040
3.50%, 05/20/51(a)	87	66,479
Assured Guaranty U.S. Holdings, Inc., 5.00%, 07/01/24	82	84,136
Athene Holding Ltd.
6.15%, 04/03/30(a)	100	99,811
3.95%, 05/25/51	66	49,100
AXA SA, 8.60%, 12/15/30	96	112,553
Berkshire Hathaway Finance Corp.
2.30%, 03/15/27(a)	133	125,625
1.85%, 03/12/30(a)	87	74,130
1.45%, 10/15/30(a)	155	125,909
4.40%, 05/15/42(a)	74	69,668
4.30%, 05/15/43(a)	87	80,624
4.25%, 01/15/49	171	157,494
2.85%, 10/15/50(a)	171	123,102
2.50%, 01/15/51	132	89,282
Berkshire Hathaway, Inc., 3.13%, 03/15/26(a)	240	235,178
Brighthouse Financial, Inc.
5.63%, 05/15/30	71	68,937
4.70%, 06/22/47(a)	103	81,982
Brown & Brown, Inc.
2.38%, 03/15/31	171	135,366
4.95%, 03/17/52	65	57,016
Chubb Corp.
6.00%, 05/11/37	50	57,641
Series 1, 6.50%, 05/15/38	74	86,780
Chubb INA Holdings, Inc.
3.35%, 05/15/24(a)	87	86,725
3.15%, 03/15/25(a)	171	167,872
3.35%, 05/03/26	138	134,959
1.38%, 09/15/30(a)	346	276,114
4.15%, 03/13/43	53	48,037
2.85%, 12/15/51	87	63,577
3.05%, 12/15/61	59	42,129
CNA Financial Corp.
4.50%, 03/01/26(a)	62	62,056

Security	Par (000)	Value

Insurance (continued)
CNA Financial Corp. (continued)
3.90%, 05/01/29	$87	$81,684
Corebridge Financial, Inc.(d)
3.50%, 04/04/25.	75	72,869
3.65%, 04/05/27	75	70,502
3.85%, 04/05/29	75	69,310
3.90%, 04/05/32	75	67,284
4.35%, 04/05/42	75	63,959
4.40%, 04/05/52	75	62,525
Enstar Group Ltd., 3.10%, 09/01/31	124	98,890
Equitable Holdings, Inc., 4.35%, 04/20/28(a)	171	164,956
Everest Reinsurance Holdings, Inc.
3.50%, 10/15/50	87	65,976
3.13%, 10/15/52	155	109,797
Fairfax Financial Holdings Ltd., 4.63%, 04/29/30(a)	171	164,175
Fidelity National Financial, Inc.
3.40%, 06/15/30	87	76,118
3.20%, 09/17/51(a)	58	36,524
First American Financial Corp.
4.60%, 11/15/24	70	69,750
2.40%, 08/15/31(a)	78	60,142
Globe Life, Inc., 2.15%, 08/15/30(a)	40	32,685
Hanover Insurance Group, Inc.(a)
4.50%, 04/15/26	104	103,645
2.50%, 09/01/30	87	72,605
Hartford Financial Services Group, Inc.
2.80%, 08/19/29(a)	87	77,573
6.10%, 10/01/41	74	80,383
2.90%, 09/15/51	71	49,285
Jackson Financial, Inc., 3.13%, 11/23/31(a)(d)	171	136,182
Kemper Corp., 3.80%, 02/23/32(a)	74	65,384
Lincoln National Corp.
4.00%, 09/01/23(a)	70	70,366
3.35%, 03/09/25(a)	65	63,740
3.80%, 03/01/28(a)	257	245,307
6.30%, 10/09/37	87	94,563
4.35%, 03/01/48	70	59,313
4.38%, 06/15/50	87	74,575
Loews Corp.(a)
3.75%, 04/01/26	87	86,299
3.20%, 05/15/30	114	103,789
Manulife Financial Corp.
4.15%, 03/04/26	87	85,889
2.48%, 05/19/27	171	156,078
3.70%, 03/16/32	67	61,570
5.38%, 03/04/46(a)	71	75,577
(5 year USD ICE Swap + 1.65%), 4.06%, 02/24/32(b)	87	80,445
Markel Corp.
3.35%, 09/17/29	82	75,302
4.30%, 11/01/47	130	112,043
4.15%, 09/17/50	87	72,361
3.45%, 05/07/52(a)	75	56,143
Marsh & McLennan Cos., Inc.
3.88%, 03/15/24(a)	87	87,189
3.50%, 06/03/24	171	170,435
3.50%, 03/10/25	87	85,872
3.75%, 03/14/26(a)	171	169,228
4.38%, 03/15/29(a)	171	169,002
2.25%, 11/15/30(a)	59	49,784
2.38%, 12/15/31(a)	65	54,410

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) June 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Marsh & McLennan Cos., Inc. (continued)
4.35%, 01/30/47(a)	$87	$78,673
4.20%, 03/01/48	87	76,928
4.90%, 03/15/49(a)	171	167,620
2.90%, 12/15/51	52	36,501
MetLife, Inc.
3.00%, 03/01/25(a)	283	277,627
4.55%, 03/23/30(a)	171	172,420
6.38%, 06/15/34	87	100,810
5.88%, 02/06/41(a)	100	108,624
4.13%, 08/13/42	75	67,436
4.05%, 03/01/45	87	76,835
Old Republic International Corp.
4.88%, 10/01/24	87	88,347
3.85%, 06/11/51	70	52,834
Primerica, Inc., 2.80%, 11/19/31	74	61,923
Principal Financial Group, Inc.
3.40%, 05/15/25	87	85,162
3.10%, 11/15/26(a)	171	162,309
3.70%, 05/15/29	100	94,052
4.63%, 09/15/42	50	46,233
4.30%, 11/15/46(a)	87	80,225
Progressive Corp.
2.45%, 01/15/27(a)	87	82,004
2.50%, 03/15/27(a)	66	62,385
4.00%, 03/01/29(a)	75	74,088
3.00%, 03/15/32(a)	145	129,880
4.35%, 04/25/44	74	68,629
3.70%, 01/26/45	70	59,715
4.13%, 04/15/47	87	78,880
4.20%, 03/15/48(a)	87	79,830
3.70%, 03/15/52	60	50,267
Prudential Financial, Inc.
1.50%, 03/10/26(a)	171	156,831
3.88%, 03/27/28(a)	120	117,158
3.00%, 03/10/40(a)	171	138,119
4.60%, 05/15/44(a)	87	81,523
3.91%, 12/07/47(a)	87	75,011
3.94%, 12/07/49	156	134,280
4.35%, 02/25/50(a)	171	157,441
(3 mo. LIBOR US + 2.67%), 5.70%, 09/15/48(a)(b)	171	166,118
(3 mo. LIBOR US + 3.04%), 5.20%, 03/15/44(a)(b)	62	58,613
(5 year CMT + 3.04%), 3.70%, 10/01/50(b)	71	59,431
(5 year CMT + 3.16%), 5.13%, 03/01/52(b)	107	98,777
Prudential PLC(a)
3.13%, 04/14/30	171	157,384
3.63%, 03/24/32	87	80,629
Reinsurance Group of America, Inc., 3.90%, 05/15/29(a)	82	77,126
Travelers Cos., Inc.
6.75%, 06/20/36	87	105,361
6.25%, 06/15/37	87	102,180
4.60%, 08/01/43	148	140,366
4.30%, 08/25/45	87	80,406
4.00%, 05/30/47	87	77,042
4.10%, 03/04/49	87	78,583
Travelers Property Casualty Corp., 6.38%, 03/15/33(a)	74	86,871
Trinity Acquisition PLC, 4.40%, 03/15/26(a)	87	86,196

Security	Par (000)	Value

Insurance (continued)
Unum Group(a)
4.00%, 06/15/29	$71	$66,903
5.75%, 08/15/42	87	81,327
4.50%, 12/15/49	87	67,425
4.13%, 06/15/51	75	55,314
Voya Financial, Inc.
3.65%, 06/15/26	62	60,020
5.70%, 07/15/43	87	88,362
W R Berkley Corp.
4.00%, 05/12/50	87	72,597
3.55%, 03/30/52(a)	87	66,822
Willis North America, Inc.
4.65%, 06/15/27	71	69,839
4.50%, 09/15/28	257	246,686
3.88%, 09/15/49(a)	100	77,575
XLIT Ltd., 5.50%, 03/31/45	87	90,128

		16,354,334

Interactive Media & Services — 0.1%
Alphabet, Inc.
3.38%, 02/25/24(a)	87	87,487
0.45%, 08/15/25(a)	62	56,983
2.00%, 08/15/26(a)	427	404,314
0.80%, 08/15/27(a)	93	80,787
1.10%, 08/15/30	112	91,921
1.90%, 08/15/40(a)	159	113,980
2.05%, 08/15/50(a)	140	93,858
2.25%, 08/15/60(a)	257	166,976
eBay, Inc.
1.90%, 03/11/25	171	160,625
1.40%, 05/10/26(a)	70	62,964
3.60%, 06/05/27(a)	171	164,010
2.70%, 03/11/30(a)	171	146,132
2.60%, 05/10/31	201	167,090
3.65%, 05/10/51	87	67,149
JD.com, Inc., 3.38%, 01/14/30(a)	200	182,794

		2,047,070

Internet & Direct Marketing Retail — 0.2%
Alibaba Group Holding Ltd.
3.60%, 11/28/24(a)	518	514,550
4.50%, 11/28/34(a)	250	233,533
4.20%, 12/06/47	249	205,550
3.15%, 02/09/51	284	194,838
Amazon.com, Inc.
0.45%, 05/12/24	295	280,485
2.80%, 08/22/24(a)	257	254,961
1.00%, 05/12/26	291	264,637
3.30%, 04/13/27(a)	250	245,264
1.20%, 06/03/27	341	303,406
1.65%, 05/12/28(a)	291	257,850
3.45%, 04/13/29(a)	238	231,356
1.50%, 06/03/30(a)	211	175,315
2.10%, 05/12/31	341	292,120
3.60%, 04/13/32(a)	354	340,872
4.80%, 12/05/34(a)	104	108,917
3.88%, 08/22/37	171	162,094
2.88%, 05/12/41(a)	240	192,081
4.95%, 12/05/44	87	91,088
2.50%, 06/03/50(a)	171	120,519
3.95%, 04/13/52(a)	354	327,070
4.25%, 08/22/57	341	319,920

46	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet & Direct Marketing Retail (continued)
Amazon.com, Inc. (continued)
2.70%, 06/03/60	$171	$115,823
3.25%, 05/12/61	121	91,991
4.10%, 04/13/62(a)	121	109,474

		5,433,714

Internet Software & Services(a) — 0.1%
Booking Holdings, Inc.
3.60%, 06/01/26	257	253,380
4.63%, 04/13/30	171	170,022
Expedia Group, Inc.
5.00%, 02/15/26	87	86,992
3.80%, 02/15/28	130	118,477
3.25%, 02/15/30	142	118,425
2.95%, 03/15/31	83	66,018
VeriSign, Inc.
5.25%, 04/01/25	171	171,892
4.75%, 07/15/27	171	167,315

		1,152,521

IT Services — 0.3%
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26	69	66,728
2.90%, 12/01/29(a)	87	76,160
2.60%, 05/01/31(a)	79	65,977
CGI, Inc.
1.45%, 09/14/26	87	76,828
2.30%, 09/14/31	87	69,802
Citrix Systems, Inc., 4.50%, 12/01/27(a)	171	169,159
DXC Technology Co.(a)
1.80%, 09/15/26	104	93,454
2.38%, 09/15/28	71	61,092
Fidelity National Information Services, Inc.
0.60%, 03/01/24(a)	89	84,238
1.15%, 03/01/26(a)	103	91,073
1.65%, 03/01/28(a)	118	100,659
2.25%, 03/01/31(a)	96	77,916
3.10%, 03/01/41	89	64,944
Fiserv, Inc.
2.75%, 07/01/24(a)	362	353,107
2.25%, 06/01/27(a)	307	274,575
4.20%, 10/01/28(a)	171	164,750
3.50%, 07/01/29	281	256,325
2.65%, 06/01/30(a)	164	138,906
4.40%, 07/01/49(a)	153	131,490
Genpact Luxembourg SARL, 3.38%, 12/01/24	171	167,769
International Business Machines Corp.
3.63%, 02/12/24(a)	268	268,567
3.00%, 05/15/24(a)	341	338,269
3.45%, 02/19/26(a)	250	246,573
3.30%, 05/15/26(a)	257	250,661
1.70%, 05/15/27	289	259,932
3.50%, 05/15/29(a)	381	362,224
1.95%, 05/15/30(a)	121	101,403
2.72%, 02/09/32(a)	180	156,316
5.88%, 11/29/32(a)	87	94,859
2.85%, 05/15/40(a)	345	261,381
4.00%, 06/20/42(a)	148	128,185
4.25%, 05/15/49(a)	330	291,622
2.95%, 05/15/50	116	83,988
Kyndryl Holdings, Inc., 4.10%, 10/15/41(d)	171	113,342

Security	Par (000)	Value

IT Services (continued)
Leidos, Inc., 2.30%, 02/15/31(a)	$130	$103,565
Verisk Analytics, Inc.
4.00%, 06/15/25	87	86,300
4.13%, 03/15/29(a)	87	83,828
3.63%, 05/15/50	58	45,153

		5,861,120

Leisure Products — 0.0%
Hasbro, Inc.
3.00%, 11/19/24	87	84,698
3.55%, 11/19/26(a)	75	71,681
3.90%, 11/19/29(a)	75	68,870
6.35%, 03/15/40(a)	87	89,204
5.10%, 05/15/44(a)	60	53,705

		368,158

Life Sciences Tools & Services — 0.0%
Agilent Technologies, Inc.
2.75%, 09/15/29.	111	96,897
2.30%, 03/12/31	118	96,130

		193,027

Machinery — 0.3%
Brunswick Corp.
2.40%, 08/18/31(a)	66	48,840
5.10%, 04/01/52	71	52,979
Caterpillar Financial Services Corp.
3.65%, 12/07/23(a)	171	171,965
0.95%, 01/10/24	71	68,566
2.85%, 05/17/24(a)	341	337,925
3.30%, 06/09/24(a)	87	86,778
2.15%, 11/08/24(a)	376	364,369
0.80%, 11/13/25(a)	171	155,568
1.15%, 09/14/26(a)	155	139,544
1.70%, 01/08/27(a)	87	79,649
Caterpillar, Inc.
3.40%, 05/15/24(a)	87	87,301
2.60%, 09/19/29	70	63,861
2.60%, 04/09/30(a)	87	78,740
1.90%, 03/12/31	157	133,960
5.20%, 05/27/41	206	220,674
3.25%, 09/19/49	171	140,529
3.25%, 04/09/50(a)	171	141,503
CNH Industrial Capital LLC
3.95%, 05/23/25	69	68,270
1.88%, 01/15/26	171	154,992
1.45%, 07/15/26	78	68,886
CNH Industrial NV, 4.50%, 08/15/23(a)	511	515,284
Crane Holdings Co., 4.45%, 12/15/23	66	66,597
Deere & Co.
2.75%, 04/15/25	171	167,259
3.10%, 04/15/30(a)	87	81,250
3.90%, 06/09/42(a)	96	90,138
2.88%, 09/07/49(a)	68	53,435
Dover Corp.
3.15%, 11/15/25(a)	87	85,207
2.95%, 11/04/29	60	54,481
Flowserve Corp., 2.80%, 01/15/32(a)	70	55,133
Fortive Corp., 3.15%, 06/15/26	87	82,375
IDEX Corp., 2.63%, 06/15/31	67	55,509
John Deere Capital Corp.
3.40%, 06/06/25	35	34,844

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) June 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
John Deere Capital Corp. (continued)
1.30%, 10/13/26	$90	$81,287
3.35%, 04/18/29	61	58,507
Kennametal, Inc., 2.80%, 03/01/31	55	44,516
nVent Finance SARL, 2.75%, 11/15/31(a)	65	52,833
Otis Worldwide Corp.(a)
2.06%, 04/05/25	90	85,230
2.57%, 02/15/30	171	147,720
3.11%, 02/15/40	171	132,393
3.36%, 02/15/50	69	52,167
Snap-on, Inc., 3.10%, 05/01/50	171	136,412
Stanley Black & Decker, Inc.
4.25%, 11/15/28(a)	171	171,246
2.30%, 03/15/30(a)	171	146,625
3.00%, 05/15/32(a)	76	66,979
4.85%, 11/15/48(a)	87	85,722
2.75%, 11/15/50(a)	75	51,437
(5 year CMT + 2.66%), 4.00%, 03/15/60(b)	104	90,211
Valmont Industries, Inc., 5.00%, 10/01/44(a)	171	156,132
Westinghouse Air Brake Technologies Corp.
4.40%, 03/15/24	87	87,149
3.20%, 06/15/25	87	82,952
4.95%, 09/15/28	87	84,016
Xylem, Inc., 4.38%, 11/01/46	87	77,621

		5,897,566

Media — 1.0%
Bell Telephone Co. of Canada or Bell Canada
4.30%, 07/29/49(a)	67	59,982
3.65%, 08/15/52	67	53,497
Series US-5, 2.15%, 02/15/32(a)	87	71,107
Series US-6, 3.20%, 02/15/52(a)	86	63,304
Charter Communications Operating LLC/Charter Communications Operating Capital
4.50%, 02/01/24(a)	341	343,018
4.91%, 07/23/25(a)	330	330,766
3.75%, 02/15/28	87	80,341
2.25%, 01/15/29	86	70,663
5.05%, 03/30/29(a)	171	164,581
2.80%, 04/01/31	141	112,921
4.40%, 04/01/33(a)	100	89,284
6.38%, 10/23/35	87	87,497
5.38%, 04/01/38	171	151,989
3.50%, 06/01/41	171	119,683
3.50%, 03/01/42	87	60,373
6.48%, 10/23/45(a)	257	249,848
5.38%, 05/01/47	257	218,826
5.13%, 07/01/49(a)	171	141,540
4.80%, 03/01/50	324	256,725
3.70%, 04/01/51	104	70,376
3.90%, 06/01/52(a)	275	190,909
5.25%, 04/01/53	238	201,113
6.83%, 10/23/55(a)	87	87,434
3.85%, 04/01/61	253	166,382
4.40%, 12/01/61	121	87,024
3.95%, 06/30/62	100	66,803
Comcast Corp.
3.70%, 04/15/24	171	171,409
3.95%, 10/15/25(a)	214	214,844
3.15%, 03/01/26(a)	300	292,013
2.35%, 01/15/27	148	137,959

Security	Par (000)	Value

Media (continued)
Comcast Corp. (continued)
3.30%, 02/01/27	$171	$166,208
3.30%, 04/01/27(a)	341	330,383
3.15%, 02/15/28	214	203,992
3.55%, 05/01/28(a)	171	165,758
4.15%, 10/15/28	379	377,948
2.65%, 02/01/30	163	145,853
3.40%, 04/01/30(a)	182	170,766
4.25%, 10/15/30	171	168,598
1.95%, 01/15/31	146	121,451
1.50%, 02/15/31(a)	281	225,837
4.25%, 01/15/33(a)	112	110,035
4.20%, 08/15/34	382	367,397
4.40%, 08/15/35	87	84,306
3.20%, 07/15/36(a)	87	73,663
3.90%, 03/01/38(a)	87	78,682
4.60%, 10/15/38(a)	130	126,050
3.25%, 11/01/39	171	140,544
3.75%, 04/01/40	171	149,875
4.65%, 07/15/42(a)	100	95,567
4.75%, 03/01/44	67	64,345
3.40%, 07/15/46	87	69,499
4.00%, 08/15/47(a)	87	75,239
3.97%, 11/01/47	257	222,233
4.00%, 03/01/48	87	75,629
4.70%, 10/15/48	214	207,179
4.00%, 11/01/49	216	188,353
2.80%, 01/15/51	149	105,418
2.89%, 11/01/51	505	360,756
2.45%, 08/15/52(a)	291	193,140
2.94%, 11/01/56	507	352,312
4.95%, 10/15/58(a)	171	170,722
2.99%, 11/01/63	301	205,304
Discovery Communications LLC
3.90%, 11/15/24(a)	87	85,597
3.45%, 03/15/25(a)	171	165,566
4.90%, 03/11/26(a)	58	58,255
3.95%, 03/20/28	108	100,813
5.00%, 09/20/37(a)	87	77,905
5.20%, 09/20/47	146	125,236
5.30%, 05/15/49	87	74,490
4.65%, 05/15/50(a)	171	134,468
4.00%, 09/15/55	263	184,233
FactSet Research Systems, Inc.
2.90%, 03/01/27(a)	75	70,125
3.45%, 03/01/32	70	61,353
Fox Corp.
4.03%, 01/25/24	171	171,015
4.71%, 01/25/29(a)	171	167,651
5.58%, 01/25/49(a)	171	166,804
Grupo Televisa SAB
6.63%, 01/15/40	87	94,520
5.00%, 05/13/45(a)	200	186,500
Magallanes, Inc.(d)
3.43%, 03/15/24	231	226,457
3.64%, 03/15/25(a)	507	491,034
4.05%, 03/15/29	168	153,884
4.28%, 03/15/32(a)	303	270,804
5.05%, 03/15/42	200	170,158
5.14%, 03/15/52(a)	786	659,729

48	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
NBCUniversal Media LLC(a)
5.95%, 04/01/41	$109	$120,492
4.45%, 01/15/43	72	66,565
Paramount Global
4.00%, 01/15/26	257	250,703
3.38%, 02/15/28(a)	87	79,841
3.70%, 06/01/28	87	80,661
4.95%, 01/15/31(a)	171	162,794
4.20%, 05/19/32(a)	171	150,824
6.88%, 04/30/36	87	90,824
4.85%, 07/01/42(a)	82	68,046
4.38%, 03/15/43	184	142,307
5.85%, 09/01/43	189	176,577
4.95%, 05/19/50	171	143,326
TCI Communications, Inc., 7.88%, 02/15/26	87	97,629
TELUS Corp.(a)
3.40%, 05/13/32	90	80,756
4.60%, 11/16/48	70	65,419
4.30%, 06/15/49	87	77,599
Thomson Reuters Corp.
4.30%, 11/23/23(a)	87	88,058
3.35%, 05/15/26(a)	74	71,787
5.65%, 11/23/43	171	173,786
Time Warner Cable LLC
6.55%, 05/01/37	112	112,143
6.75%, 06/15/39(a)	199	197,848
5.88%, 11/15/40(a)	87	79,726
5.50%, 09/01/41(a)	300	261,874
4.50%, 09/15/42	87	67,914
Time Warner Entertainment Co. LP, 8.38%, 07/15/33	87	100,630
TWDC Enterprises 18 Corp.
3.15%, 09/17/25	58	57,059
3.00%, 02/13/26(a)	70	67,934
1.85%, 07/30/26	171	157,923
2.95%, 06/15/27(a)	130	123,953
4.13%, 06/01/44(a)	87	78,707
3.00%, 07/30/46(a)	75	57,267
Series E, 4.13%, 12/01/41	87	79,048
Walt Disney Co.
1.75%, 08/30/24(a)	427	411,498
3.70%, 09/15/24	87	87,213
3.35%, 03/24/25(a)	223	221,032
3.70%, 10/15/25(a)	144	143,845
1.75%, 01/13/26(a)	104	96,669
3.38%, 11/15/26(a)	257	251,068
2.20%, 01/13/28(a)	171	155,013
2.00%, 09/01/29	87	74,764
3.80%, 03/22/30(a)	171	165,333
2.65%, 01/13/31	144	126,733
6.20%, 12/15/34(a)	62	70,700
6.40%, 12/15/35(a)	131	152,466
6.65%, 11/15/37(a)	214	254,934
4.63%, 03/23/40	171	166,958
3.50%, 05/13/40(a)	275	234,433
4.75%, 09/15/44(a)	87	84,894
4.95%, 10/15/45(a)	15	15,008
2.75%, 09/01/49	171	122,059

Security	Par (000)	Value

Media (continued)
Walt Disney Co. (continued)
4.70%, 03/23/50(a)	$223	$219,938
3.80%, 05/13/60(a)	71	59,354
WPP Finance 2010, 3.75%, 09/19/24	87	84,965

		20,730,747

Metals & Mining — 0.2%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30	200	167,250
ArcelorMittal SA(a)
4.55%, 03/11/26	87	85,740
4.25%, 07/16/29	75	71,201
7.00%, 10/15/39	79	79,691
Barrick Gold Corp., 5.25%, 04/01/42(a)	163	160,426
Barrick North America Finance LLC(a)
5.70%, 05/30/41	87	90,078
5.75%, 05/01/43	87	90,550
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	87	91,638
BHP Billiton Finance USA Ltd., 4.13%, 02/24/42(a)	87	81,043
Freeport-McMoRan, Inc.
4.55%, 11/14/24(a)	87	86,575
5.00%, 09/01/27	71	70,446
4.13%, 03/01/28(a)	87	80,759
4.38%, 08/01/28(a)	71	66,312
5.25%, 09/01/29(a)	71	67,805
4.25%, 03/01/30	71	64,606
4.63%, 08/01/30(a)	103	95,561
5.40%, 11/14/34(a)	87	84,904
5.45%, 03/15/43(a)	206	190,560
Newmont Corp.
2.80%, 10/01/29(a)	185	163,369
2.25%, 10/01/30(a)	87	72,215
5.88%, 04/01/35	87	92,015
4.88%, 03/15/42(a)	223	212,704
Nucor Corp.
3.95%, 05/23/25	75	74,579
4.30%, 05/23/27	79	78,701
3.95%, 05/01/28	171	165,183
2.70%, 06/01/30	171	147,955
2.98%, 12/15/55	87	58,864
Precision Castparts Corp., 4.38%, 06/15/45(a)	87	82,469
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28	171	196,891
5.20%, 11/02/40(a)	62	64,570
2.75%, 11/02/51	216	157,912
Rio Tinto Finance USA PLC(a)
4.75%, 03/22/42	62	61,653
4.13%, 08/21/42	87	80,085
Southern Copper Corp.
3.88%, 04/23/25	130	128,237
6.75%, 04/16/40(a)	80	90,360
5.88%, 04/23/45(a)	277	286,833
Steel Dynamics, Inc.
2.80%, 12/15/24	30	29,279
2.40%, 06/15/25	45	42,567
1.65%, 10/15/27(a)	87	74,680
3.45%, 04/15/30	90	80,147
3.25%, 01/15/31	72	62,479

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) June 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Metals & Mining (continued)
Steel Dynamics, Inc. (continued)
3.25%, 10/15/50	$104	$71,518
Teck Resources Ltd.(a)
6.13%, 10/01/35	70	74,182
6.25%, 07/15/41	70	72,811
Timken Co.
4.50%, 12/15/28	87	84,908
4.13%, 04/01/32	75	68,122
Vale Overseas Ltd.
6.25%, 08/10/26	171	178,020
3.75%, 07/08/30	171	149,242
6.88%, 11/10/39(a)	100	106,425
Vale SA, 5.63%, 09/11/42(a)	171	158,959

		5,193,079

Multiline Retail — 0.0%
Kohl’s Corp., 5.55%, 07/17/45	74	62,364
O’Reilly Automotive, Inc.
4.35%, 06/01/28(a)	171	170,416
3.90%, 06/01/29	171	161,927
1.75%, 03/15/31(a)	78	61,830
4.70%, 06/15/32	100	99,591
TJX Cos., Inc.(a)
2.25%, 09/15/26	257	240,953
4.50%, 04/15/50	87	86,489
Tractor Supply Co., 1.75%, 11/01/30(a)	69	54,212

		937,782

Multi-Utilities — 0.1%
Atmos Energy Corp.
2.63%, 09/15/29	74	65,969
1.50%, 01/15/31(a)	171	136,782
4.15%, 01/15/43(a)	74	65,510
4.30%, 10/01/48	87	80,857
4.13%, 03/15/49(a)	107	96,885
3.38%, 09/15/49(a)	110	87,783
CenterPoint Energy Resources Corp.
1.75%, 10/01/30(a)	91	73,909
5.85%, 01/15/41	87	94,442
Eastern Energy Gas Holdings LLC
3.60%, 12/15/24(a)	59	58,431
Series A, 2.50%, 11/15/24	87	84,038
National Fuel Gas Co., 2.95%, 03/01/31	87	70,615
NiSource, Inc.
0.95%, 08/15/25(a)	149	133,834
3.49%, 05/15/27(a)	171	163,689
1.70%, 02/15/31	79	61,756
5.95%, 06/15/41	56	57,887
5.25%, 02/15/43(a)	75	72,399
4.80%, 02/15/44	87	77,875
5.65%, 02/01/45	87	87,294
4.38%, 05/15/47(a)	87	76,561
3.95%, 03/30/48	87	72,168
5.00%, 06/15/52	50	48,828
ONE Gas, Inc., 4.66%, 02/01/44(a)	87	78,606
Piedmont Natural Gas Co., Inc.
2.50%, 03/15/31(a)	87	73,318
3.35%, 06/01/50	71	52,803
Southern California Gas Co.
2.95%, 04/15/27(a)	110	104,124
Series TT, 2.60%, 06/15/26(a)	214	202,704
Series UU, 4.13%, 06/01/48	87	76,190

Security	Par (000)	Value

Multi-Utilities (continued)
Southern California Gas Co. (continued)
Series XX, 2.55%, 02/01/30(a)	$171	$151,125
Southern Co. Gas Capital Corp.
2.45%, 10/01/23(a)	171	168,640
3.95%, 10/01/46(a)	130	106,325
Series 20-A, 1.75%, 01/15/31	87	68,772
Southwest Gas Corp.
2.20%, 06/15/30	171	138,230
4.05%, 03/15/32	75	68,055
Washington Gas Light Co., 3.65%, 09/15/49(a)	87	71,956

		3,128,360

Offshore Drilling & Other Services — 0.1%
Applied Materials, Inc.
3.90%, 10/01/25(a)	57	57,356
3.30%, 04/01/27(a)	171	166,939
1.75%, 06/01/30	72	60,583
5.85%, 06/15/41(a)	75	85,331
4.35%, 04/01/47(a)	130	125,783
2.75%, 06/01/50	87	64,791
KLA Corp.
4.65%, 11/01/24	76	77,085
4.10%, 03/15/29	87	85,944
3.30%, 03/01/50(a)	184	145,727
5.25%, 07/15/62	75	77,311
Lam Research Corp.
3.80%, 03/15/25(a)	80	80,146
1.90%, 06/15/30	141	118,978
4.88%, 03/15/49	171	173,800
2.88%, 06/15/50(a)	76	55,741

		1,375,515

Oil, Gas & Consumable Fuels — 1.9%
Boardwalk Pipelines LP, 4.80%, 05/03/29	87	84,296
BP Capital Markets America, Inc.
3.79%, 02/06/24(a)	171	171,699
3.19%, 04/06/25(a)	341	336,640
3.80%, 09/21/25(a)	171	171,569
3.41%, 02/11/26(a)	341	334,796
3.12%, 05/04/26	62	60,130
3.02%, 01/16/27(a)	77	73,360
3.54%, 04/06/27(a)	171	166,027
3.94%, 09/21/28(a)	87	85,077
4.23%, 11/06/28	171	169,827
3.63%, 04/06/30(a)	171	161,777
1.75%, 08/10/30(a)	90	73,662
2.72%, 01/12/32(a)	87	74,889
3.06%, 06/17/41(a)	70	54,547
3.00%, 02/24/50(a)	171	124,140
2.77%, 11/10/50(a)	141	97,819
3.00%, 03/17/52	87	62,671
3.38%, 02/08/61	223	164,748
BP Capital Markets PLC(a)
3.28%, 09/19/27	87	83,291
3.72%, 11/28/28	171	165,685
Canadian Natural Resources Ltd.
3.80%, 04/15/24	214	212,514
3.90%, 02/01/25(a)	87	86,076
3.85%, 06/01/27	87	83,376
2.95%, 07/15/30(a)	87	76,332
6.25%, 03/15/38(a)	75	79,300
4.95%, 06/01/47(a)	100	94,706

50	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Cenovus Energy, Inc.
5.38%, 07/15/25(a)	$297	$305,689
4.25%, 04/15/27(a)	341	334,229
2.65%, 01/15/32	74	61,198
5.25%, 06/15/37(a)	139	135,544
6.80%, 09/15/37	87	95,902
5.40%, 06/15/47	87	83,567
3.75%, 02/15/52(a)	66	50,137
CenterPoint Energy Resources Corp., 4.40%, 07/01/32(a)	100	98,497
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/24(a)	345	357,489
5.13%, 06/30/27	257	257,947
3.70%, 11/15/29	87	79,579
2.74%, 12/31/39	87	68,658
Chevron Corp.
1.55%, 05/11/25	546	517,721
3.33%, 11/17/25(a)	87	86,385
2.95%, 05/16/26(a)	214	208,551
2.00%, 05/11/27	90	82,724
2.24%, 05/11/30(a)	163	143,050
3.08%, 05/11/50(a)	69	54,866
Chevron USA, Inc.
0.69%, 08/12/25(a)	132	121,222
1.02%, 08/12/27(a)	114	99,442
3.85%, 01/15/28(a)	257	255,260
2.34%, 08/12/50	87	60,008
CNOOC Finance 2014 ULC, Series 2014, 4.25%, 04/30/24	605	612,139
CNOOC Finance 2015 USA LLC, Series 2015, 3.50%, 05/05/25	500	497,594
CNOOC Petroleum North America ULC
7.88%, 03/15/32	324	399,188
6.40%, 05/15/37	71	78,868
Columbia Pipeline Group, Inc., 4.50%, 06/01/25	87	87,716
ConocoPhillips Co.
2.40%, 03/07/25	80	77,208
3.76%, 03/15/42(d)	370	323,794
4.30%, 11/15/44	171	156,494
3.80%, 03/15/52	62	53,054
4.03%, 03/15/62(d)	100	84,686
Continental Resources, Inc.
3.80%, 06/01/24(a)	121	119,365
4.38%, 01/15/28(a)	121	113,740
4.90%, 06/01/44	87	68,494
Coterra Energy, Inc., 4.38%, 03/15/29(d)	171	167,727
Devon Energy Corp.
5.85%, 12/15/25	87	90,555
5.88%, 06/15/28(a)	112	114,270
5.60%, 07/15/41(a)	87	86,418
4.75%, 05/15/42(a)	231	209,491
5.00%, 06/15/45(a)	87	80,678
Diamondback Energy, Inc.
3.50%, 12/01/29	171	156,630
3.13%, 03/24/31(a)	65	56,612
4.40%, 03/24/51(a)	87	74,082
4.25%, 03/15/52	104	86,253
Eastern Gas Transmission & Storage, Inc., 3.00%, 11/15/29(a)(d)	171	154,099

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Enbridge Energy Partners LP
5.88%, 10/15/25	$257	$267,713
7.38%, 10/15/45(a)	140	166,765
Enbridge, Inc.
2.15%, 02/16/24	55	53,374
3.50%, 06/10/24(a)	65	64,289
2.50%, 01/15/25	87	83,712
2.50%, 02/14/25(a)	66	63,354
1.60%, 10/04/26(a)	79	70,324
4.25%, 12/01/26(a)	171	169,231
3.70%, 07/15/27(a)	171	163,765
3.13%, 11/15/29	130	117,514
2.50%, 08/01/33(a)	171	138,195
4.00%, 11/15/49	96	80,150
Energy Transfer LP
5.88%, 01/15/24(a)	171	174,356
4.90%, 02/01/24(a)	87	87,503
4.25%, 04/01/24	71	70,999
4.05%, 03/15/25(a)	171	168,424
2.90%, 05/15/25	63	59,880
4.75%, 01/15/26(a)	171	170,360
4.20%, 04/15/27	171	164,152
4.00%, 10/01/27(a)	150	141,966
4.95%, 05/15/28(a)	171	167,147
5.25%, 04/15/29	257	254,547
3.75%, 05/15/30(a)	71	63,987
4.90%, 03/15/35(a)	87	78,028
6.50%, 02/01/42(a)	87	86,710
4.95%, 01/15/43	87	71,896
5.15%, 02/01/43	87	74,100
5.95%, 10/01/43	53	49,382
5.30%, 04/01/44(a)	74	64,189
5.00%, 05/15/44(a)	87	72,637
5.35%, 05/15/45(a)	87	75,754
6.13%, 12/15/45(a)	114	108,731
5.30%, 04/15/47	130	112,567
5.40%, 10/01/47	171	150,031
6.25%, 04/15/49(a)	171	165,753
5.00%, 05/15/50(a)	184	156,574
Energy Transfer LP/Regency Energy Finance Corp., 4.50%, 11/01/23(a)	171	171,855
Enterprise Products Operating LLC
3.90%, 02/15/24(a)	66	65,918
3.75%, 02/15/25(a)	306	302,337
3.70%, 02/15/26(a)	334	328,250
3.95%, 02/15/27(a)	191	187,941
4.15%, 10/16/28	171	167,056
3.13%, 07/31/29	199	179,087
2.80%, 01/31/30(a)	149	130,446
5.95%, 02/01/41	53	55,342
4.45%, 02/15/43(a)	142	123,692
4.85%, 03/15/44	121	110,234
4.90%, 05/15/46	189	172,717
4.80%, 02/01/49(a)	171	154,629
4.20%, 01/31/50(a)	192	160,105
3.70%, 01/31/51(a)	75	58,607
3.20%, 02/15/52	121	86,890
3.30%, 02/15/53	204	148,387
(3 mo. LIBOR US + 2.57%), 5.38%, 02/15/78(b)	171	134,980

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) June 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Enterprise Products Operating LLC (continued)
Series E, (3 mo. LIBOR US + 3.03%), 5.25%, 08/16/77(a)(b)	$130	$108,002
EOG Resources, Inc.(a)
3.15%, 04/01/25	80	78,665
4.95%, 04/15/50	87	89,863
EQT Corp.
6.63%, 02/01/25(a)	112	115,218
3.90%, 10/01/27(a)	140	130,283
5.00%, 01/15/29(a)	70	67,766
7.50%, 02/01/30	79	84,798
Equinor ASA
2.65%, 01/15/24(a)	257	254,096
3.70%, 03/01/24(a)	87	87,378
3.25%, 11/10/24	87	86,472
2.88%, 04/06/25(a)	341	334,654
3.13%, 04/06/30	171	158,555
2.38%, 05/22/30	171	149,863
5.10%, 08/17/40	189	195,941
4.25%, 11/23/41	75	70,171
3.25%, 11/18/49	130	103,077
3.70%, 04/06/50(a)	171	147,031
Exxon Mobil Corp.
3.18%, 03/15/24(a)	87	86,998
2.02%, 08/16/24(a)	87	84,764
2.71%, 03/06/25	214	209,315
2.99%, 03/19/25	341	335,740
3.04%, 03/01/26(a)	108	105,926
2.28%, 08/16/26(a)	87	82,472
3.29%, 03/19/27(a)	140	137,885
2.44%, 08/16/29(a)	87	78,270
3.48%, 03/19/30(a)	189	181,261
2.61%, 10/15/30(a)	140	125,705
3.00%, 08/16/39	87	71,026
4.23%, 03/19/40	206	194,655
4.11%, 03/01/46	171	155,925
3.10%, 08/16/49(a)	257	200,677
4.33%, 03/19/50(a)	283	266,780
Hess Corp.
7.13%, 03/15/33	171	190,323
5.60%, 02/15/41(a)	96	93,532
5.80%, 04/01/47(a)	171	170,540
HF Sinclair Corp., 5.88%, 04/01/26(d)	87	87,752
Kinder Morgan Energy Partners LP
4.15%, 02/01/24	171	171,029
4.30%, 05/01/24	87	87,176
4.25%, 09/01/24	55	55,029
5.80%, 03/15/35(a)	171	172,491
6.50%, 02/01/37	74	78,625
6.95%, 01/15/38	214	230,419
6.38%, 03/01/41(a)	87	87,008
5.00%, 08/15/42	75	65,667
5.00%, 03/01/43	87	76,114
5.50%, 03/01/44(a)	130	121,783
5.40%, 09/01/44(a)	87	80,160
Kinder Morgan, Inc.
4.30%, 06/01/25	71	70,635
4.30%, 03/01/28	257	250,014
2.00%, 02/15/31(a)	155	124,004
7.75%, 01/15/32(a)	171	199,518
5.30%, 12/01/34(a)	87	84,985

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Kinder Morgan, Inc. (continued)
5.55%, 06/01/45	$214	$201,544
5.20%, 03/01/48(a)	64	58,462
3.60%, 02/15/51(a)	71	52,276
Magellan Midstream Partners LP
3.25%, 06/01/30	75	66,674
4.25%, 09/15/46	87	72,580
4.20%, 10/03/47	140	115,163
3.95%, 03/01/50(a)	79	62,309
Marathon Oil Corp.(a)
6.60%, 10/01/37	87	92,022
5.20%, 06/01/45	87	79,743
Marathon Petroleum Corp.
3.63%, 09/15/24(a)	60	59,361
4.70%, 05/01/25(a)	171	173,002
3.80%, 04/01/28	171	161,916
4.75%, 09/15/44	87	76,645
4.50%, 04/01/48(a)	100	84,082
MPLX LP
4.88%, 12/01/24	87	87,593
4.88%, 06/01/25	87	87,414
1.75%, 03/01/26	125	112,542
4.13%, 03/01/27	171	165,326
4.00%, 03/15/28	171	162,438
2.65%, 08/15/30	153	127,715
4.50%, 04/15/38	300	263,031
5.20%, 12/01/47	87	78,154
4.70%, 04/15/48	100	84,063
5.50%, 02/15/49(a)	121	112,230
4.95%, 03/14/52	149	128,759
ONEOK Partners LP
4.90%, 03/15/25	87	87,725
6.13%, 02/01/41(a)	75	71,408
ONEOK, Inc.
7.50%, 09/01/23(a)	341	353,210
2.75%, 09/01/24(a)	75	72,521
5.85%, 01/15/26(a)	171	177,250
4.55%, 07/15/28	87	84,111
4.35%, 03/15/29	171	160,832
3.10%, 03/15/30(a)	171	147,013
4.95%, 07/13/47	171	145,792
5.20%, 07/15/48(a)	87	77,135
4.50%, 03/15/50(a)	87	69,681
Ovintiv Exploration, Inc., 5.38%, 01/01/26(a)	99	100,095
Ovintiv, Inc.
8.13%, 09/15/30	70	80,412
7.20%, 11/01/31	80	87,470
7.38%, 11/01/31(a)	87	95,642
6.50%, 08/15/34(a)	87	90,805
6.63%, 08/15/37	75	78,686
Phillips 66(a)
2.15%, 12/15/30	171	139,679
4.65%, 11/15/34	233	226,136
5.88%, 05/01/42	74	80,413
4.88%, 11/15/44	214	207,549
3.30%, 03/15/52	68	50,612
Phillips 66 Co.(d)
2.45%, 12/15/24	64	61,356
3.55%, 10/01/26	87	84,492
3.15%, 12/15/29	65	58,380
4.90%, 10/01/46	87	82,442

52	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Pioneer Natural Resources Co., 1.90%, 08/15/30(a)	$206	$168,244
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24(a)	130	127,150
4.50%, 12/15/26(a)	87	85,501
3.55%, 12/15/29(a)	171	150,661
5.15%, 06/01/42	50	41,964
4.70%, 06/15/44	130	102,850
Sabine Pass Liquefaction LLC(a)
5.75%, 05/15/24	345	351,845
5.63%, 03/01/25	171	174,404
5.88%, 06/30/26	171	176,682
5.00%, 03/15/27	171	171,414
4.20%, 03/15/28	171	164,461
4.50%, 05/15/30	141	135,123
Shell International Finance BV
2.00%, 11/07/24(a)	171	165,996
3.25%, 05/11/25(a)	214	211,374
2.88%, 05/10/26	257	248,106
2.50%, 09/12/26(a)	171	162,460
3.88%, 11/13/28	171	168,689
2.38%, 11/07/29(a)	171	150,953
4.13%, 05/11/35	130	123,784
6.38%, 12/15/38(a)	75	87,059
5.50%, 03/25/40	75	80,418
2.88%, 11/26/41	87	67,333
4.55%, 08/12/43	121	114,780
4.00%, 05/10/46	214	190,561
3.75%, 09/12/46(a)	155	132,356
3.13%, 11/07/49	162	124,250
Spectra Energy Partners LP
4.75%, 03/15/24	87	87,687
3.50%, 03/15/25(a)	87	85,180
4.50%, 03/15/45(a)	140	121,816
Suncor Energy, Inc.
6.50%, 06/15/38	257	284,135
6.85%, 06/01/39(a)	87	98,495
4.00%, 11/15/47(a)	171	146,055
3.75%, 03/04/51(a)	79	63,631
Targa Resources Corp.
5.20%, 07/01/27(e)	50	50,216
4.20%, 02/01/33	81	73,373
4.95%, 04/15/52(a)	73	62,557
6.25%, 07/01/52(e)	50	50,158
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 07/15/27(a)	71	72,730
5.00%, 01/15/28(a)	71	67,593
6.88%, 01/15/29(a)	71	72,456
5.50%, 03/01/30	104	99,235
4.88%, 02/01/31(a)	104	94,807
4.00%, 01/15/32(a)	104	88,999
TC PipeLines LP
4.38%, 03/13/25(a)	87	87,459
3.90%, 05/25/27	78	76,493
TotalEnergies Capital International SA
3.75%, 04/10/24(a)	171	171,476
3.46%, 07/12/49(a)	87	70,323
3.13%, 05/29/50(a)	171	130,712
3.39%, 06/29/60	171	130,359

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
TransCanada PipeLines Ltd.
3.75%, 10/16/23(a)	$87	$87,092
1.00%, 10/12/24(a)	67	62,494
4.88%, 01/15/26(a)	148	150,256
4.25%, 05/15/28	130	126,490
4.10%, 04/15/30	257	245,470
2.50%, 10/12/31(a)	87	72,320
4.63%, 03/01/34	130	124,738
5.60%, 03/31/34	87	89,235
6.20%, 10/15/37(a)	70	76,070
4.75%, 05/15/38	64	60,498
7.25%, 08/15/38	87	103,306
7.63%, 01/15/39(a)	87	106,973
5.00%, 10/16/43	133	127,298
4.88%, 05/15/48(a)	130	124,646
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26	87	96,074
4.00%, 03/15/28	130	125,953
4.45%, 08/01/42(a)	87	76,920
3.95%, 05/15/50	87	72,214
Valero Energy Corp.
2.85%, 04/15/25(a)	86	83,111
2.15%, 09/15/27(a)	191	170,001
4.35%, 06/01/28	191	185,732
4.00%, 04/01/29	171	161,764
6.63%, 06/15/37	75	81,485
4.90%, 03/15/45(a)	87	79,287
3.65%, 12/01/51(a)	75	56,086
4.00%, 06/01/52(a)	51	40,682
Valero Energy Partners LP, 4.50%, 03/15/28	87	85,745
Williams Cos., Inc.
4.30%, 03/04/24(a)	87	87,376
4.55%, 06/24/24	341	343,701
3.90%, 01/15/25(a)	87	85,946
4.00%, 09/15/25(a)	87	85,642
3.75%, 06/15/27(a)	130	124,137
2.60%, 03/15/31(a)	211	176,598
6.30%, 04/15/40	87	92,058
5.40%, 03/04/44	171	162,882
5.10%, 09/15/45(a)	155	144,379
4.85%, 03/01/48	87	78,693

		41,051,948

Personal Products — 0.2%
Colgate-Palmolive Co.(a)
3.25%, 03/15/24	87	86,758
3.70%, 08/01/47	130	116,898
Estee Lauder Cos., Inc.
2.00%, 12/01/24(a)	82	79,392
3.15%, 03/15/27	171	166,096
2.38%, 12/01/29	69	61,382
2.60%, 04/15/30	87	78,101
4.15%, 03/15/47(a)	87	80,694
3.13%, 12/01/49(a)	119	94,128
GSK Consumer Healthcare Capital U.S. LLC(d)
3.38%, 03/24/27	290	277,568
3.38%, 03/24/29(a)	265	247,911
3.63%, 03/24/32	338	312,366
GSK Consumer Healthcare Capital UK PLC, 3.13%, 03/24/25(d)	518	504,456

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) June 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Personal Products (continued)
Procter & Gamble Co.
0.55%, 10/29/25(a)	$216	$198,625
1.00%, 04/23/26(a)	98	89,987
2.85%, 08/11/27(a)	87	84,193
3.00%, 03/25/30(a)	171	161,336
1.20%, 10/29/30(a)	275	224,563
1.95%, 04/23/31	171	147,596
2.30%, 02/01/32(a)	100	88,583
3.55%, 03/25/40(a)	87	78,643
3.60%, 03/25/50(a)	171	156,829
Unilever Capital Corp.
3.10%, 07/30/25(a)	250	246,732
2.00%, 07/28/26(a)	260	244,637
2.90%, 05/05/27(a)	260	249,835
2.13%, 09/06/29(a)	174	153,336
1.38%, 09/14/30(a)	100	81,292
1.75%, 08/12/31	174	143,459

		4,455,396

Pharmaceuticals — 1.1%
AbbVie, Inc.
2.60%, 11/21/24(a)	316	305,876
3.80%, 03/15/25	300	297,598
3.60%, 05/14/25	257	252,821
3.20%, 05/14/26(a)	245	236,003
2.95%, 11/21/26(a)	341	323,113
4.25%, 11/14/28	427	422,898
4.55%, 03/15/35	110	106,997
4.50%, 05/14/35	249	241,670
4.30%, 05/14/36(a)	70	65,752
4.05%, 11/21/39	408	363,826
4.40%, 11/06/42(a)	240	218,112
4.85%, 06/15/44(a)	214	204,482
4.75%, 03/15/45	116	109,078
4.70%, 05/14/45	127	119,547
4.45%, 05/14/46(a)	214	194,121
4.88%, 11/14/48	171	163,866
Astrazeneca Finance LLC
1.20%, 05/28/26(a)	171	154,692
1.75%, 05/28/28	149	131,450
2.25%, 05/28/31(a)	80	69,640
AstraZeneca PLC
0.70%, 04/08/26(a)	189	168,146
3.13%, 06/12/27(a)	87	83,660
4.00%, 01/17/29(a)	257	255,927
1.38%, 08/06/30(a)	189	155,134
6.45%, 09/15/37(a)	275	330,214
4.38%, 11/16/45	163	156,879
4.38%, 08/17/48(a)	155	151,938
Bristol-Myers Squibb Co.
3.20%, 06/15/26(a)	449	442,620
3.90%, 02/20/28	171	171,209
3.40%, 07/26/29	149	143,827
1.45%, 11/13/30(a)	130	106,801
2.95%, 03/15/32(a)	130	119,084
4.13%, 06/15/39(a)	287	274,116
3.55%, 03/15/42(a)	75	65,887
4.35%, 11/15/47	140	133,405
4.55%, 02/20/48	135	132,062
3.70%, 03/15/52(a)	257	221,964

Security	Par (000)	Value

Pharmaceuticals (continued)
Bristol-Myers Squibb Co. (continued)
3.90%, 03/15/62(a)	$71	$61,544
Cigna Corp.
0.61%, 03/15/24	70	66,661
3.50%, 06/15/24	130	129,183
3.25%, 04/15/25(a)	75	73,536
4.13%, 11/15/25	171	171,187
4.50%, 02/25/26(a)	87	87,868
1.25%, 03/15/26	87	78,483
3.40%, 03/01/27(a)	130	125,021
3.05%, 10/15/27	171	160,648
2.40%, 03/15/30	171	147,256
2.38%, 03/15/31(a)	75	63,298
4.80%, 08/15/38(a)	171	166,328
3.20%, 03/15/40(a)	171	134,982
4.80%, 07/15/46(a)	214	203,852
3.88%, 10/15/47(a)	130	107,190
4.90%, 12/15/48	257	246,681
3.40%, 03/15/50(a)	171	130,518
CVS Health Corp.
2.63%, 08/15/24(a)	211	206,279
4.10%, 03/25/25(a)	63	63,406
3.88%, 07/20/25(a)	163	161,974
2.88%, 06/01/26(a)	300	285,495
3.63%, 04/01/27(a)	62	60,396
1.30%, 08/21/27	257	221,445
4.30%, 03/25/28(a)	395	390,821
3.25%, 08/15/29	341	311,286
3.75%, 04/01/30(a)	298	278,737
1.75%, 08/21/30	353	282,732
1.88%, 02/28/31(a)	212	169,764
2.13%, 09/15/31	79	64,076
4.88%, 07/20/35	171	169,229
4.78%, 03/25/38(a)	427	404,179
4.13%, 04/01/40	140	122,199
2.70%, 08/21/40	122	88,080
5.13%, 07/20/45	269	259,107
4.25%, 04/01/50	104	89,537
Eli Lilly & Co.
2.75%, 06/01/25(a)	45	44,281
3.10%, 05/15/27	130	126,279
3.38%, 03/15/29(a)	171	167,373
3.70%, 03/01/45	171	154,206
2.50%, 09/15/60	104	71,032
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29(a)	171	164,972
GlaxoSmithKline Capital, Inc.
3.63%, 05/15/25(a)	171	171,190
3.88%, 05/15/28	171	170,068
5.38%, 04/15/34	87	95,522
4.20%, 03/18/43	104	97,985
Johnson & Johnson
2.45%, 03/01/26(a)	405	393,908
2.90%, 01/15/28(a)	171	165,205
4.38%, 12/05/33	87	89,961
3.55%, 03/01/36	130	123,069
3.63%, 03/03/37	87	82,434
4.50%, 09/01/40	159	160,520
4.50%, 12/05/43	130	130,271
3.70%, 03/01/46(a)	87	80,088

54	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Johnson & Johnson (continued)
3.50%, 01/15/48(a)	$214	$189,936
2.45%, 09/01/60(a)	107	72,541
Mead Johnson Nutrition Co.(a)
4.13%, 11/15/25	171	172,742
4.60%, 06/01/44	87	83,771
Merck & Co., Inc.
1.70%, 06/10/27	160	145,344
1.90%, 12/10/28(a)	165	146,633
1.45%, 06/24/30	257	213,531
3.90%, 03/07/39(a)	87	82,219
4.15%, 05/18/43(a)	130	123,275
4.00%, 03/07/49	171	157,323
2.45%, 06/24/50(a)	171	120,089
2.90%, 12/10/61	71	50,414
Mylan, Inc.
4.20%, 11/29/23(a)	87	86,708
4.55%, 04/15/28	140	133,461
5.40%, 11/29/43	87	73,153
5.20%, 04/15/48	96	76,660
Novartis Capital Corp.
3.40%, 05/06/24(a)	240	240,958
1.75%, 02/14/25(a)	87	83,912
3.00%, 11/20/25(a)	189	186,682
2.00%, 02/14/27(a)	87	81,012
3.10%, 05/17/27	427	415,580
2.20%, 08/14/30(a)	171	150,726
4.40%, 05/06/44(a)	214	213,728
4.00%, 11/20/45	130	120,910
2.75%, 08/14/50(a)	140	108,991
Pfizer, Inc.
3.40%, 05/15/24	171	171,245
0.80%, 05/28/25(a)	265	246,734
2.75%, 06/03/26(a)	60	58,173
3.00%, 12/15/26(a)	130	127,169
3.60%, 09/15/28(a)	341	338,477
3.45%, 03/15/29	140	135,944
2.63%, 04/01/30	171	156,136
1.70%, 05/28/30(a)	142	120,823
1.75%, 08/18/31(a)	171	143,004
4.00%, 12/15/36	87	84,556
4.10%, 09/15/38(a)	171	165,013
3.90%, 03/15/39	87	82,022
7.20%, 03/15/39	84	109,877
2.55%, 05/28/40	86	67,328
4.30%, 06/15/43	87	84,120
4.40%, 05/15/44(a)	87	85,261
4.13%, 12/15/46	257	246,721
4.20%, 09/15/48(a)	87	84,830
4.00%, 03/15/49(a)	171	161,046
2.70%, 05/28/50(a)	240	182,676
Sanofi, 3.63%, 06/19/28(a)	341	336,221
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26(a)	324	311,192
Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/23	522	525,905
Utah Acquisition Sub, Inc.
3.95%, 06/15/26(a)	87	81,962
5.25%, 06/15/46	87	70,173
Viatris, Inc.
1.65%, 06/22/25(a)	171	154,799

Security	Par (000)	Value

Pharmaceuticals (continued)
Viatris, Inc. (continued)
2.30%, 06/22/27	$171	$147,717
3.85%, 06/22/40(a)	171	121,120
4.00%, 06/22/50	100	66,959
Wyeth LLC
6.50%, 02/01/34	87	104,053
5.95%, 04/01/37(a)	87	100,391
Zoetis, Inc.
3.90%, 08/20/28	171	165,539
2.00%, 05/15/30(a)	71	59,440
4.70%, 02/01/43	71	67,951
3.95%, 09/12/47	87	75,929
4.45%, 08/20/48	87	81,260
3.00%, 05/15/50	71	52,485

		24,270,307

Producer Durables: Miscellaneous — 0.2%
Oracle Corp.
2.40%, 09/15/23(a)	681	670,326
3.40%, 07/08/24(a)	341	336,130
2.50%, 04/01/25(a)	121	114,964
2.95%, 05/15/25(a)	87	83,276
1.65%, 03/25/26	154	137,947
2.65%, 07/15/26(a)	130	119,816
2.80%, 04/01/27(a)	257	234,386
3.25%, 11/15/27(a)	130	119,895
2.30%, 03/25/28(a)	237	203,912
3.25%, 05/15/30(a)	163	141,339
2.88%, 03/25/31(a)	267	219,985
4.30%, 07/08/34(a)	384	335,007
3.90%, 05/15/35	87	71,752
3.85%, 07/15/36(a)	130	104,458
3.80%, 11/15/37	130	101,145
6.13%, 07/08/39	87	87,110
3.60%, 04/01/40	316	236,147
3.65%, 03/25/41(a)	285	212,388
4.50%, 07/08/44(a)	87	71,012
4.00%, 07/15/46	384	283,902
4.38%, 05/15/55	214	161,269
3.85%, 04/01/60	359	246,280
Salesforce, Inc.
3.70%, 04/11/28	341	337,046
1.50%, 07/15/28(a)	60	52,404
1.95%, 07/15/31(a)	81	68,802
2.70%, 07/15/41	156	120,587
2.90%, 07/15/51(a)	237	179,221
3.05%, 07/15/61	50	36,559

		5,087,065

Real Estate — 0.0%
Prologis LP
2.13%, 04/15/27(a)	30	27,372
2.25%, 04/15/30	213	184,327
1.25%, 10/15/30(a)	65	51,382
3.00%, 04/15/50	95	71,930
VICI Properties LP, 5.63%, 05/15/52	61	55,520

		390,531

Real Estate Management & Development — 0.0%
CBRE Services, Inc.
4.88%, 03/01/26(a)	87	87,850

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) June 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Management & Development (continued)
CBRE Services, Inc. (continued)
2.50%, 04/01/31	$107	$87,049
Essential Properties LP, 2.95%, 07/15/31(a)	41	32,125
VICI Properties LP, 5.13%, 05/15/32(a)	118	111,196

		318,220

Road & Rail — 0.4%
Burlington Northern Santa Fe LLC
3.75%, 04/01/24(a)	50	50,302
3.65%, 09/01/25(a)	130	130,537
7.00%, 12/15/25	87	96,263
3.25%, 06/15/27(a)	300	293,478
5.40%, 06/01/41(a)	50	52,930
4.40%, 03/15/42	53	50,175
4.38%, 09/01/42	87	82,170
4.45%, 03/15/43	70	66,513
5.15%, 09/01/43(a)	87	90,203
4.90%, 04/01/44(a)	87	87,403
4.55%, 09/01/44	87	83,620
4.15%, 04/01/45(a)	87	79,045
4.70%, 09/01/45(a)	87	85,211
3.90%, 08/01/46	141	125,190
4.13%, 06/15/47(a)	87	79,815
4.05%, 06/15/48	60	54,367
4.15%, 12/15/48	87	79,962
3.05%, 02/15/51(a)	71	53,996
3.30%, 09/15/51	171	137,090
Canadian National Railway Co.
2.95%, 11/21/24	76	74,446
2.75%, 03/01/26	97	93,175
3.20%, 08/02/46(a)	140	109,253
3.65%, 02/03/48	257	215,569
2.45%, 05/01/50	81	54,493
Canadian Pacific Railway Co.
2.90%, 02/01/25(a)	171	166,055
1.75%, 12/02/26	72	65,158
7.13%, 10/15/31(a)	87	101,091
2.45%, 12/02/31	119	101,815
4.80%, 09/15/35	87	86,502
3.00%, 12/02/41(a)	73	57,101
4.80%, 08/01/45(a)	191	188,692
3.10%, 12/02/51(a)	103	75,867
6.13%, 09/15/2115(a)	87	90,199
CSX Corp.
3.35%, 11/01/25	87	85,480
3.25%, 06/01/27(a)	341	327,210
3.80%, 03/01/28	227	221,468
2.40%, 02/15/30	87	76,209
4.75%, 05/30/42	189	180,027
4.30%, 03/01/48(a)	130	118,614
3.35%, 09/15/49(a)	75	58,747
3.80%, 04/15/50(a)	96	80,958
3.95%, 05/01/50	79	68,298
2.50%, 05/15/51	75	50,459
4.50%, 08/01/54(a)	87	80,421
4.65%, 03/01/68	87	78,574
Kansas City Southern
2.88%, 11/15/29(a)	63	56,149
4.70%, 05/01/48	87	81,999
3.50%, 05/01/50(a)	87	67,868
4.20%, 11/15/69	78	63,280

Security	Par (000)	Value

Road & Rail (continued)
Norfolk Southern Corp.
3.85%, 01/15/24(a)	$171	$171,332
3.15%, 06/01/27(a)	153	145,588
2.55%, 11/01/29	58	51,733
3.00%, 03/15/32	81	73,021
3.95%, 10/01/42	74	64,463
4.45%, 06/15/45(a)	87	81,142
3.94%, 11/01/47(a)	80	69,190
4.15%, 02/28/48	87	77,479
3.40%, 11/01/49	59	46,365
3.05%, 05/15/50	105	76,922
2.90%, 08/25/51	74	52,989
3.70%, 03/15/53	58	47,642
3.16%, 05/15/55(a)	171	124,271
4.10%, 05/15/2121	50	37,599
Union Pacific Corp.
3.65%, 02/15/24(a)	171	171,202
3.25%, 08/15/25(a)	87	85,938
2.75%, 03/01/26(a)	171	164,080
2.15%, 02/05/27(a)	57	52,808
3.95%, 09/10/28(a)	171	168,960
3.70%, 03/01/29(a)	171	166,096
2.38%, 05/20/31(a)	221	190,960
2.80%, 02/14/32(a)	64	56,968
3.38%, 02/01/35(a)	87	77,770
3.60%, 09/15/37	214	190,920
3.20%, 05/20/41	75	61,178
3.38%, 02/14/42	82	68,255
4.05%, 11/15/45	87	76,559
4.05%, 03/01/46(a)	74	66,611
4.50%, 09/10/48	87	83,022
3.25%, 02/05/50	189	148,205
3.80%, 10/01/51	87	74,418
2.95%, 03/10/52(a)	59	43,408
3.50%, 02/14/53	89	72,489
3.95%, 08/15/59(a)	135	115,005
3.84%, 03/20/60(a)	249	207,843
3.80%, 04/06/71(a)	141	112,951
3.85%, 02/14/72(a)	69	56,109

		8,584,938

Semiconductors & Semiconductor Equipment — 0.6%
Advanced Micro Devices, Inc.
3.92%, 06/01/32	75	73,814
4.39%, 06/01/52	85	82,719
Altera Corp., 4.10%, 11/15/23(a)	87	87,968
Analog Devices, Inc.(a)
3.50%, 12/05/26	130	128,110
1.70%, 10/01/28	30	26,294
2.10%, 10/01/31	75	64,038
2.80%, 10/01/41	149	116,740
2.95%, 10/01/51	65	49,594
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28(a)	87	80,528
Broadcom, Inc.
3.15%, 11/15/25	62	59,708
3.46%, 09/15/26(a)	341	326,700
1.95%, 02/15/28(d)	67	57,050
4.00%, 04/15/29(a)(d)	95	88,027
4.15%, 11/15/30	125	114,527
4.15%, 04/15/32(d)	108	97,503

56	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
Broadcom, Inc. (continued)
4.30%, 11/15/32(a)	$206	$187,097
2.60%, 02/15/33(a)(d)	275	211,450
3.42%, 04/15/33(d)	202	167,002
3.47%, 04/15/34(d)	469	381,704
3.14%, 11/15/35(d)	257	195,161
4.93%, 05/15/37(d)	377	337,997
3.50%, 02/15/41(a)(d)	179	134,987
3.75%, 02/15/51(d)	225	166,695
Flex Ltd., 4.88%, 06/15/29	87	83,955
Honeywell International, Inc.
2.30%, 08/15/24(a)	171	167,936
1.35%, 06/01/25(a)	233	219,302
1.10%, 03/01/27(a)	171	151,967
2.70%, 08/15/29	257	235,881
1.95%, 06/01/30(a)	171	146,828
1.75%, 09/01/31(a)	171	141,273
3.81%, 11/21/47	87	79,611
2.80%, 06/01/50(a)	76	58,487
Intel Corp.
2.88%, 05/11/24(a)	171	170,647
3.40%, 03/25/25	410	409,334
3.70%, 07/29/25(a)	171	172,080
3.75%, 03/25/27(a)	140	140,595
1.60%, 08/12/28	63	55,141
2.45%, 11/15/29	171	152,576
2.00%, 08/12/31(a)	87	72,768
2.80%, 08/12/41(a)	63	48,062
4.10%, 05/19/46(a)	427	386,884
4.10%, 05/11/47	87	78,727
3.73%, 12/08/47	240	203,630
3.10%, 02/15/60	87	62,120
4.95%, 03/25/60(a)	121	122,174
3.20%, 08/12/61	63	46,031
Jabil, Inc.
1.70%, 04/15/26	146	130,728
4.25%, 05/15/27	80	77,626
KLA Corp.
4.65%, 07/15/32	50	51,007
4.95%, 07/15/52	90	90,529
Marvell Technology, Inc.
1.65%, 04/15/26	154	137,956
2.45%, 04/15/28	171	149,215
2.95%, 04/15/31(a)	82	68,762
Microchip Technology, Inc., 4.25%, 09/01/25(a)	171	166,470
Micron Technology, Inc.
4.98%, 02/06/26	87	87,845
5.33%, 02/06/29	87	86,531
4.66%, 02/15/30(a)	130	124,665
3.37%, 11/01/41	87	63,037
3.48%, 11/01/51	87	60,019
NVIDIA Corp.
3.20%, 09/16/26(a)	171	169,152
1.55%, 06/15/28	125	109,499
2.85%, 04/01/30(a)	114	104,365
2.00%, 06/15/31(a)	121	102,733
3.50%, 04/01/40	122	106,791
3.50%, 04/01/50(a)	257	218,136
3.70%, 04/01/60	52	43,632

Security	Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70%, 05/01/25	$85	$80,759
3.88%, 06/18/26	81	78,089
4.40%, 06/01/27	90	88,667
4.30%, 06/18/29	171	163,091
3.40%, 05/01/30	200	178,413
2.50%, 05/11/31	149	122,208
2.65%, 02/15/32	67	54,722
5.00%, 01/15/33(a)	112	108,941
3.25%, 05/11/41	87	65,429
3.13%, 02/15/42	87	63,526
3.25%, 11/30/51	75	51,932
Qorvo, Inc., 4.38%, 10/15/29(a)	96	84,424
Qualcomm, Inc.
3.25%, 05/20/27	87	85,074
1.30%, 05/20/28(a)	184	159,208
2.15%, 05/20/30	105	91,999
1.65%, 05/20/32(a)	142	114,684
4.25%, 05/20/32(a)	52	52,936
4.65%, 05/20/35	87	89,096
4.80%, 05/20/45(a)	130	133,190
4.30%, 05/20/47(a)	107	102,586
3.25%, 05/20/50(a)	140	114,331
4.50%, 05/20/52	133	130,952
Skyworks Solutions, Inc.
1.80%, 06/01/26	58	51,446
3.00%, 06/01/31	67	55,031
Texas Instruments, Inc.
1.13%, 09/15/26(a)	85	77,200
2.25%, 09/04/29	118	106,197
1.90%, 09/15/31	98	83,065
3.88%, 03/15/39(a)	171	161,054
4.15%, 05/15/48(a)	171	164,018
TSMC Arizona Corp., 2.50%, 10/25/31(a)	390	335,147
Xilinx Inc., 2.38%, 06/01/30(a)	240	211,628

		12,249,163

Software — 0.3%
Activision Blizzard, Inc.
3.40%, 06/15/27	171	165,503
1.35%, 09/15/30	69	55,398
2.50%, 09/15/50	140	95,879
Autodesk, Inc.
2.85%, 01/15/30	74	64,675
2.40%, 12/15/31(a)	133	108,556
Electronic Arts, Inc.(a)
1.85%, 02/15/31	72	58,495
2.95%, 02/15/51	69	50,281
Intuit, Inc.
0.95%, 07/15/25(a)	130	119,698
1.35%, 07/15/27	142	123,987
1.65%, 07/15/30(a)	169	138,765
Microsoft Corp.
2.00%, 08/08/23	341	337,639
3.63%, 12/15/23(a)	171	172,307
2.88%, 02/06/24(a)	149	148,514
2.40%, 08/08/26(a)	382	367,130
3.30%, 02/06/27(a)	766	760,966
3.50%, 02/12/35(a)	200	191,652
3.45%, 08/08/36(a)	104	98,034
3.70%, 08/08/46	171	159,157

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) June 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Microsoft Corp. (continued)
4.50%, 02/06/57(a)	$341	$354,305
2.68%, 06/01/60	392	281,047
3.04%, 03/17/62	292	226,337
Oracle Corp.
5.38%, 07/15/40(a)	71	64,665
4.00%, 11/15/47(a)	257	190,575
3.60%, 04/01/50	200	138,932
3.95%, 03/25/51	346	254,136
Roper Technologies, Inc.
3.65%, 09/15/23	87	87,120
2.35%, 09/15/24(a)	84	81,375
1.00%, 09/15/25(a)	108	97,645
3.80%, 12/15/26(a)	87	84,917
1.40%, 09/15/27	65	55,677
2.95%, 09/15/29(a)	76	67,036
2.00%, 06/30/30(a)	67	53,953
1.75%, 02/15/31	86	67,011
ServiceNow, Inc., 1.40%, 09/01/30(a)	140	109,553
Take-Two Interactive Software, Inc.
3.30%, 03/28/24(a)	90	88,800
3.55%, 04/14/25	82	80,654
3.70%, 04/14/27(a)	65	63,092
4.00%, 04/14/32	76	71,327
VMware, Inc.
0.60%, 08/15/23(a)	511	493,865
1.40%, 08/15/26(a)	341	301,687
4.70%, 05/15/30	141	135,951
Workday, Inc.
3.50%, 04/01/27	81	77,460
3.70%, 04/01/29(a)	61	57,059
3.80%, 04/01/32(a)	89	81,317

		6,882,132

Specialty Retail — 0.0%
AutoZone, Inc.
3.25%, 04/15/25	58	56,900
3.75%, 04/18/29	171	161,551
Best Buy Co., Inc., 1.95%, 10/01/30(a)	214	169,973
Dick’s Sporting Goods, Inc., 4.10%, 01/15/52	70	46,547
Ross Stores, Inc.(a)
4.60%, 04/15/25	87	87,944
1.88%, 04/15/31	171	135,178

		658,093

Technology Hardware, Storage & Peripherals — 0.5%
Adobe, Inc.
1.90%, 02/01/25	57	54,885
3.25%, 02/01/25(a)	70	69,603
2.15%, 02/01/27(a)	219	204,717
2.30%, 02/01/30(a)	206	181,916
Apple, Inc.
3.45%, 05/06/24(a)	171	171,575
2.85%, 05/11/24	341	338,539
1.80%, 09/11/24	280	271,255
2.75%, 01/13/25	171	168,865
2.50%, 02/09/25(a)	74	72,563
1.13%, 05/11/25(a)	112	105,129
3.20%, 05/13/25(a)	130	130,000
0.55%, 08/20/25(a)	477	436,629
0.70%, 02/08/26	87	79,208

Security	Par (000)	Value

Technology Hardware, Storage & Peripherals (continued)
Apple, Inc. (continued)
3.25%, 02/23/26(a)	$326	$323,640
2.45%, 08/04/26	241	230,525
3.35%, 02/09/27(a)	341	338,802
3.20%, 05/11/27(a)	257	253,385
2.90%, 09/12/27(a)	171	165,052
3.00%, 11/13/27(a)	171	165,641
1.40%, 08/05/28	70	61,249
2.20%, 09/11/29(a)	212	190,895
1.65%, 05/11/30	240	203,411
1.65%, 02/08/31	427	358,951
1.70%, 08/05/31(a)	70	58,756
4.50%, 02/23/36(a)	87	90,682
3.85%, 05/04/43	300	275,918
4.45%, 05/06/44(a)	87	86,605
3.45%, 02/09/45(a)	231	200,894
4.38%, 05/13/45	87	86,049
4.65%, 02/23/46(a)	338	347,939
3.85%, 08/04/46	130	118,907
4.25%, 02/09/47(a)	87	84,821
3.75%, 11/13/47(a)	214	192,302
2.95%, 09/11/49	214	168,341
2.65%, 05/11/50	206	151,948
2.40%, 08/20/50	177	124,217
2.65%, 02/08/51	214	157,721
2.55%, 08/20/60	171	117,105
2.80%, 02/08/61	127	91,160
2.85%, 08/05/61	70	50,721
Dell International LLC/EMC Corp.
4.00%, 07/15/24(a)	171	170,401
5.85%, 07/15/25	104	107,256
4.90%, 10/01/26(a)	171	171,061
5.30%, 10/01/29	214	210,968
8.10%, 07/15/36(a)	69	80,543
3.38%, 12/15/41(d)	171	122,162
8.35%, 07/15/46(a)	59	73,474
3.45%, 12/15/51(a)(d)	87	58,862
Dell, Inc.
7.10%, 04/15/28(a)	71	77,214
6.50%, 04/15/38	71	71,533
Fortinet, Inc.
1.00%, 03/15/26(a)	132	116,051
2.20%, 03/15/31	152	123,016
Hewlett Packard Enterprise Co.(a)
1.45%, 04/01/24	171	164,115
4.90%, 10/15/25	214	217,229
1.75%, 04/01/26	171	156,217
6.20%, 10/15/35	87	92,072
6.35%, 10/15/45	130	130,760
HP, Inc.
2.20%, 06/17/25(a)	87	82,216
1.45%, 06/17/26(a)	130	115,481
4.75%, 01/15/28	50	49,407
4.00%, 04/15/29(a)	90	84,320
3.40%, 06/17/30(a)	87	75,885
2.65%, 06/17/31	171	137,364
4.20%, 04/15/32	90	80,337
5.50%, 01/15/33	50	48,772
6.00%, 09/15/41(a)	112	113,118

58	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Technology Hardware, Storage & Peripherals (continued)
NetApp, Inc., 1.88%, 06/22/25	$117	$109,134
Western Digital Corp.
4.75%, 02/15/26	191	182,235
2.85%, 02/01/29(a)	74	60,250
3.10%, 02/01/32(a)	80	61,344

		10,323,318

Textiles, Apparel & Luxury Goods — 0.0%
NIKE, Inc.
2.75%, 03/27/27(a)	341	328,156
2.85%, 03/27/30	171	157,092
3.25%, 03/27/40(a)	171	146,439
3.88%, 11/01/45(a)	87	79,923
3.38%, 11/01/46(a)	257	219,505
VF Corp., 2.95%, 04/23/30(a)	87	76,255

		1,007,370

Tobacco — 0.2%
Altria Group, Inc.
2.35%, 05/06/25	84	79,313
2.63%, 09/16/26(a)	341	313,896
4.80%, 02/14/29(a)	95	90,266
3.40%, 05/06/30	76	64,468
2.45%, 02/04/32(a)	208	156,651
5.80%, 02/14/39(a)	257	233,556
3.40%, 02/04/41(a)	171	113,192
4.50%, 05/02/43(a)	71	53,271
5.38%, 01/31/44(a)	226	192,128
5.95%, 02/14/49(a)	100	87,626
4.45%, 05/06/50	114	82,086
3.70%, 02/04/51(a)	155	99,068
4.00%, 02/04/61	121	78,841
BAT Capital Corp.
3.22%, 08/15/24	214	208,009
2.79%, 09/06/24(a)	341	329,925
3.22%, 09/06/26(a)	171	159,713
4.70%, 04/02/27(a)	87	84,983
3.56%, 08/15/27(a)	427	390,636
2.26%, 03/25/28	104	87,125
3.46%, 09/06/29	87	74,569
4.91%, 04/02/30(a)	104	96,593
4.74%, 03/16/32(a)	96	85,323
4.39%, 08/15/37(a)	384	304,624
3.73%, 09/25/40	70	49,083
4.54%, 08/15/47	231	169,371
5.28%, 04/02/50(a)	87	70,974
3.98%, 09/25/50	104	71,651
5.65%, 03/16/52(a)	96	82,839
BAT International Finance PLC
1.67%, 03/25/26	87	76,985
4.45%, 03/16/28	96	90,879
Philip Morris International, Inc.
3.25%, 11/10/24(a)	171	168,742
3.38%, 08/11/25(a)	130	127,971
2.75%, 02/25/26	73	69,936
3.13%, 08/17/27	171	160,438
1.75%, 11/01/30	41	31,762
4.50%, 03/20/42(a)	50	43,302
3.88%, 08/21/42(a)	62	48,489
4.13%, 03/04/43	79	63,775
4.88%, 11/15/43(a)	87	77,421

Security	Par (000)	Value

Tobacco (continued)
Philip Morris International, Inc. (continued)
4.25%, 11/10/44	$65	$52,848
Reynolds American, Inc.
4.45%, 06/12/25	171	169,970
5.70%, 08/15/35	82	77,773
6.15%, 09/15/43	53	49,057

		5,219,128

Transportation — 0.0%
Norfolk Southern Corp., 4.55%, 06/01/53(a)	40	37,794

Transportation Infrastructure — 0.1%
FedEx Corp.
3.25%, 04/01/26(a)	95	93,465
4.25%, 05/15/30	141	136,860
2.40%, 05/15/31(a)	109	91,733
3.90%, 02/01/35	67	59,680
3.25%, 05/15/41(a)	147	114,670
3.88%, 08/01/42(a)	50	42,504
4.75%, 11/15/45	114	104,478
4.55%, 04/01/46(a)	130	116,671
4.40%, 01/15/47	87	76,173
4.05%, 02/15/48	87	72,809
4.95%, 10/17/48(a)	171	162,811
Ryder System, Inc.
3.88%, 12/01/23(a)	341	340,994
2.50%, 09/01/24	72	69,462
1.75%, 09/01/26	86	77,690
2.85%, 03/01/27(a)	57	53,136
4.30%, 06/15/27	60	59,114
United Parcel Service, Inc.
3.90%, 04/01/25(a)	171	172,216
2.40%, 11/15/26(a)	141	133,777
3.05%, 11/15/27(a)	87	84,744
6.20%, 01/15/38	74	86,320
5.20%, 04/01/40	171	180,447
3.63%, 10/01/42	87	75,670
3.40%, 11/15/46	78	64,990
3.75%, 11/15/47(a)	87	77,494
3.40%, 09/01/49(a)	75	62,989
5.30%, 04/01/50(a)	171	187,918

		2,798,815

Utilities — 0.1%
American Water Capital Corp.
3.40%, 03/01/25(a)	130	128,145
2.95%, 09/01/27(a)	87	81,636
3.75%, 09/01/28	257	248,734
3.45%, 06/01/29	87	81,854
2.30%, 06/01/31(a)	155	131,274
4.45%, 06/01/32	90	89,469
4.30%, 09/01/45	87	77,566
3.75%, 09/01/47	87	72,392
4.15%, 06/01/49	87	77,047
3.25%, 06/01/51(a)	155	119,175
Essential Utilities, Inc.
2.40%, 05/01/31	171	142,251
3.35%, 04/15/50(a)	171	128,980
5.30%, 05/01/52	61	61,881

		1,440,404

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) (continued) June 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wireless Telecommunication Services — 0.3%
America Movil SAB de CV
3.63%, 04/22/29(a)	$244	$231,541
6.13%, 03/30/40	300	331,275
4.38%, 07/16/42	229	207,646
Crown Castle International Corp., 2.90%, 03/15/27(a)	70	64,550
EPR Properties
4.50%, 04/01/25(a)	70	68,621
4.75%, 12/15/26	75	70,468
4.50%, 06/01/27(a)	75	67,887
4.95%, 04/15/28	75	68,969
3.75%, 08/15/29	75	62,423
GLP Capital LP/GLP Financing II, Inc., 5.30%, 01/15/29	171	163,324
Orange SA, 9.00%, 03/01/31(a)	87	112,305
Rogers Communications, Inc.
2.95%, 03/15/25(d)	71	68,588
3.63%, 12/15/25	267	261,868
2.90%, 11/15/26(a)	171	161,500
3.20%, 03/15/27(a)(d)	73	69,241
3.80%, 03/15/32(d)	58	53,036
4.50%, 03/15/42(d)	59	52,412
5.00%, 03/15/44	87	80,985
4.30%, 02/15/48(a)	214	179,099
3.70%, 11/15/49(a)	71	54,107
4.55%, 03/15/52(a)(d)	240	210,758
T-Mobile USA, Inc.
3.50%, 04/15/25	179	175,069
1.50%, 02/15/26	171	154,505
2.05%, 02/15/28	87	75,533
2.55%, 02/15/31	259	217,934
2.25%, 11/15/31(a)	59	47,885
2.70%, 03/15/32	130	109,068
4.38%, 04/15/40(a)	214	191,022
3.00%, 02/15/41(a)	341	254,315
4.50%, 04/15/50(a)	295	261,755
3.30%, 02/15/51	300	218,455
3.40%, 10/15/52	341	251,818
3.60%, 11/15/60(e)	87	63,396
3.60%, 11/15/60	87	63,396
Vodafone Group PLC
4.13%, 05/30/25(a)	257	257,961
4.38%, 05/30/28(a)	231	229,933
7.88%, 02/15/30	74	87,370
6.15%, 02/27/37(a)	87	93,889
5.00%, 05/30/38(a)	87	83,350
4.38%, 02/19/43(a)	163	141,650
5.25%, 05/30/48(a)	324	308,243
4.25%, 09/17/50(a)	205	171,286
5.13%, 06/19/59(a)	104	95,611
Vornado Realty LP, 3.50%, 01/15/25	87	84,226
WP Carey, Inc., 3.85%, 07/15/29	82	76,337

		6,354,610

Total Corporate Bonds — 24.7% (Cost: $603,613,003)		536,191,073

Security	Par (000)	Value

Foreign Agency Obligations

Canada — 0.3%
Canada Government International Bond, 1.63%, 01/22/25(a)	$355	$342,775
Province of Alberta Canada
1.88%, 11/13/24	171	166,033
1.00%, 05/20/25	511	480,299
3.30%, 03/15/28(a)	341	338,780
1.30%, 07/22/30	341	288,582
Province of British Columbia Canada
2.25%, 06/02/26	171	164,576
0.90%, 07/20/26(a)	341	311,020
Province of Manitoba Canada, Series HB, 1.50%, 10/25/28	341	303,912
Province of New Brunswick Canada, 3.63%, 02/24/28	171	172,755
Province of Ontario Canada
0.63%, 01/21/26(a)	171	155,722
1.05%, 05/21/27	171	153,175
2.00%, 10/02/29(a)	171	154,770
1.13%, 10/07/30	341	283,528
1.60%, 02/25/31	341	293,370
Province of Quebec Canada
0.60%, 07/23/25	341	315,394
2.50%, 04/20/26(a)	469	455,402
2.75%, 04/12/27(a)	341	332,871
1.35%, 05/28/30	341	289,391
Series QO, 2.88%, 10/16/24(a)	87	86,543
Series QW, 2.50%, 04/09/24	341	336,788
Series QX, 1.50%, 02/11/25	341	326,755

		5,752,441

Chile — 0.1%
Chile Government International Bond
2.45%, 01/31/31(a)	417	355,441
2.55%, 07/27/33	390	318,435
3.63%, 10/30/42(a)	350	280,831
4.00%, 01/31/52	290	240,265
3.10%, 01/22/61	318	214,908

		1,409,880

Germany — 0.0%
Landwirtschaftliche Rentenbank, 1.75%, 07/27/26	171	162,023

Hungary — 0.0%
Hungary Government International Bond
5.75%, 11/22/23	62	63,271
5.38%, 03/25/24	260	265,168
7.63%, 03/29/41(a)	134	155,046

		483,485

Indonesia — 0.1%
Indonesia Government International Bond
4.10%, 04/24/28(a)	522	512,800
2.85%, 02/14/30(a)	490	436,192
4.35%, 01/11/48(a)	284	247,466
4.20%, 10/15/50	322	276,553
3.05%, 03/12/51(a)	211	160,119
3.20%, 09/23/61(a)	222	156,812

		1,789,942

60	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Israel — 0.1%
Israel Government International Bond
3.25%, 01/17/28	$318	$310,408
4.50%, 01/30/43	415	409,760
4.13%, 01/17/48	322	297,810
State of Israel, 2.50%, 01/15/30(a)	490	448,350

		1,466,328

Italy — 0.0%
Republic of Italy Government International Bond
6.88%, 09/27/23	74	76,777
1.25%, 02/17/26	511	455,398
5.38%, 06/15/33	130	134,273
4.00%, 10/17/49	417	344,551

		1,010,999

Japan — 0.2%
Japan Bank for International Cooperation
3.25%, 07/20/23	576	577,160
3.38%, 10/31/23	500	502,491
2.75%, 11/16/27	500	482,627
3.25%, 07/20/28	690	683,293
2.00%, 10/17/29(a)	200	182,072
1.88%, 04/15/31(a)	514	454,945
Series DTC, 3.38%, 07/31/23(a)	500	501,803
Series DTC, 2.50%, 05/23/24	500	493,044
Series DTC, 2.25%, 11/04/26	500	477,650

		4,355,085

Mexico — 0.2%
Mexico Government International Bond
4.13%, 01/21/26(a)	511	511,255
4.75%, 04/27/32(a)	211	202,771
3.50%, 02/12/34(a)	450	372,150
6.75%, 09/27/34(a)	53	58,144
6.05%, 01/11/40(a)	394	386,933
4.28%, 08/14/41	518	410,126
4.75%, 03/08/44(a)	378	313,102
5.55%, 01/21/45(a)	260	238,599
4.60%, 01/23/46	318	253,764
4.60%, 02/10/48(a)	390	309,026
4.50%, 01/31/50(a)	473	367,551
5.00%, 04/27/51	390	323,042
5.75%, 10/12/2110(a)	88	73,662

		3,820,125

Panama — 0.1%
Panama Government International Bond
2.25%, 09/29/32	690	539,407
6.70%, 01/26/36(a)	62	67,146
4.50%, 04/16/50(a)	432	352,971
4.50%, 04/01/56(a)	392	312,204
3.87%, 07/23/60	397	281,696

		1,553,424

Peru — 0.1%
Peruvian Government International Bond
2.39%, 01/23/26	341	316,874
4.13%, 08/25/27(a)	171	167,666
2.84%, 06/20/30	307	267,627
2.78%, 01/23/31(a)	341	290,234
1.86%, 12/01/32	130	98,865
8.75%, 11/21/33	77	97,612
3.00%, 01/15/34(a)	388	318,354

Security	Par (000)	Value

Peru (continued)
Peruvian Government International Bond (continued)
6.55%, 03/14/37	$87	$94,955
3.30%, 03/11/41(a)	141	106,173
5.63%, 11/18/50	240	249,195
2.78%, 12/01/60	214	132,252
3.23%, 07/28/2121	87	53,494

		2,193,301

Philippines — 0.1%
Philippine Government International Bond
4.20%, 01/21/24	617	621,695
7.75%, 01/14/31	257	310,356
6.38%, 10/23/34	250	280,340
5.00%, 01/13/37	522	520,100
3.95%, 01/20/40	250	216,590
3.70%, 02/02/42(a)	397	328,065

		2,277,146

Poland — 0.0%
Republic of Poland Government International Bond
4.00%, 01/22/24(a)	384	383,832
3.25%, 04/06/26	214	207,486

		591,318

South Korea — 0.0%
Export-Import Bank of Korea, 3.25%, 11/10/25	500	494,156
Korea International Bond
4.13%, 06/10/44(a)	250	259,338
3.88%, 09/20/48	200	200,225

		953,719

Supranational — 0.8%
African Development Bank, 0.88%, 03/23/26(a)	341	313,727
Asian Development Bank
0.25%, 07/14/23	681	661,455
0.25%, 10/06/23	171	165,248
2.63%, 01/30/24(a)	511	507,728
0.38%, 06/11/24	511	484,720
1.50%, 10/18/24	511	493,175
0.50%, 02/04/26(a)	341	310,107
1.00%, 04/14/26	341	314,729
2.00%, 04/24/26(a)	171	163,969
2.63%, 01/12/27	171	167,301
2.50%, 11/02/27	341	329,710
2.75%, 01/19/28	130	127,009
5.82%, 06/16/28	681	774,242
1.75%, 09/19/29(a)	341	308,707
Council of Europe Development Bank, 0.25%, 10/20/23	511	492,681
European Bank for Reconstruction & Development
0.25%, 07/10/23	681	662,797
1.50%, 02/13/25	171	164,184
0.50%, 05/19/25	341	316,392
European Investment Bank
2.88%, 08/15/23	257	256,701
0.25%, 09/15/23	511	493,932
3.13%, 12/14/23	681	681,824
3.25%, 01/29/24	511	512,635
2.63%, 03/15/24	341	338,576
0.63%, 07/25/25	341	316,441
2.13%, 04/13/26	171	164,958
0.75%, 10/26/26	247	223,389

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (unaudited) (continued) June 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
European Investment Bank (continued)
1.63%, 10/09/29	$130	$117,522
Inter-American Development Bank
0.25%, 11/15/23	511	493,015
2.13%, 01/15/25	171	166,862
1.75%, 03/14/25	511	493,095
0.88%, 04/03/25	511	480,492
0.88%, 04/20/26	511	469,292
2.00%, 06/02/26(a)	87	83,229
2.38%, 07/07/27	171	164,306
1.13%, 07/20/28	511	452,577
1.13%, 01/13/31	427	361,077
3.20%, 08/07/42(a)	130	117,991
4.38%, 01/24/44	75	82,744
International Bank for Reconstruction & Development
3.00%, 09/27/23	681	680,834
2.50%, 03/19/24	511	506,580
1.63%, 01/15/25	511	493,257
0.38%, 07/28/25	511	469,948
0.50%, 10/28/25	341	312,685
1.13%, 09/13/28	850	750,669
4.75%, 02/15/35	87	98,881
Series GDIF, 2.50%, 11/25/24(a)	511	504,159
Series GDIF, 2.50%, 07/29/25	171	167,713
Series GDIF, 1.88%, 10/27/26	130	123,392
Series GDIF, 2.50%, 11/22/27	341	329,390
International Finance Corp.
2.88%, 07/31/23	130	129,983
0.38%, 07/16/25	341	314,426
0.75%, 10/08/26	341	307,768
0.75%, 08/27/30(a)	341	284,441

		18,702,665

Sweden — 0.0%
Svensk Exportkredit AB, 1.75%, 12/12/23(a)	522	512,526

Uruguay — 0.1%
Uruguay Government International Bond
4.50%, 08/14/24(a)	214	216,180
4.38%, 10/27/27(a)	171	172,956
4.38%, 01/23/31(a)	427	431,617
5.10%, 06/18/50(a)	384	385,152
4.98%, 04/20/55	200	197,162

		1,403,067

Total Foreign Agency Obligations — 2.2% (Cost: $53,221,362)		48,437,474

Municipal Bonds

Alabama — 0.0%
Alabama Federal Aid Highway Finance Authority, Refunding RB, Series B, 2.65%, 09/01/37	30	24,383

Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District, RB, BAB, 4.84%, 01/01/41	85	89,948

California — 0.3%
Bay Area Toll Authority, RB, BAB Series S-1, 6.92%, 04/01/40	120	151,427

Security	Par (000)	Value

California (continued)
Bay Area Toll Authority, RB, BAB (continued)
Series S-1, 7.04%, 04/01/50	$75	$104,257
Bay Area Toll Authority, Refunding RB
2.57%, 04/01/31	59	53,986
Series F-3, 3.13%, 04/01/55	95	74,100
California Health Facilities Financing Authority, RB, M/F Housing
4.19%, 06/01/37	65	63,136
4.35%, 06/01/41	85	82,693
California State University, RB, Series E, 2.90%, 11/01/51	75	55,321
California State University, Refunding RB
Series B, 2.98%, 11/01/51	180	139,460
Series B, 2.72%, 11/01/52	80	59,739
City of Los Angeles Department of Airports Customer Facility Charge Revenue, ARB, Class A, (AGM), 4.24%, 05/15/48	60	54,629
City of San Francisco California Public Utilities Commission Water Revenue, RB, BAB, 6.95%, 11/01/50	75	98,468
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB, Series E, 2.83%, 11/01/41	95	73,664
East Bay Municipal Utility District Water System Revenue, RB, BAB, 5.87%, 06/01/40	75	88,845
Foothill-Eastern Transportation Corridor Agency, Refunding RB
Series A, 4.09%, 01/15/49	80	69,065
Series A, (AGM), 3.92%, 01/15/53	65	56,429
Golden State Tobacco Securitization Corp., Refunding RB
Class B, (SAP), 2.75%, 06/01/34	60	50,472
Class B, (SAP), 3.29%, 06/01/42	150	121,563
Class B, (SAP), 3.00%, 06/01/46	45	40,166
Series S-1, 3.71%, 06/01/41	80	65,227
Subordinate, 3.85%, 06/01/50	85	76,512
Los Angeles Community College District, GO, BAB, 6.75%, 08/01/49	100	138,163
Los Angeles Community College District, Refunding GO, 2.11%, 08/01/32	125	105,706
Los Angeles County Public Works Financing Authority, Refunding RB, BAB, 7.62%, 08/01/40	75	98,455
Los Angeles Department of Water & Power System Revenue, RB, BAB
5.72%, 07/01/39	75	87,669
6.57%, 07/01/45(a)	125	161,980
6.60%, 07/01/50	90	118,058
Los Angeles Unified School District, GO, BAB
Series KR, 5.76%, 07/01/29	85	91,883
Series KR, 5.75%, 07/01/34	160	178,233
Series RY, 6.76%, 07/01/34	175	208,179
Regents of the University of California Medical Center Pooled Revenue, RB
Series N, 3.71%, 05/15/2120	100	73,174
Series Q, 4.13%, 05/15/32(a)	70	69,469
Series Q, 4.56%, 05/15/53	85	84,489
Regents of the University of California Medical Center Pooled Revenue, RB, BAB, Series H, 6.55%, 05/15/48	65	80,363

62	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
San Diego County Regional Transportation Commission, RB, BAB, 5.91%, 04/01/48	$70	$86,661
San Diego County Regional Transportation Commission, Refunding RB, Series A, 3.25%, 04/01/48	62	50,764
San Diego County Water Authority, RB, BAB, Series B, 6.14%, 05/01/49	85	105,055
San Joaquin Hills Transportation Corridor Agency, Refunding RB, Series B, (AGM), 3.49%, 01/15/50	75	60,538
Santa Clara Valley Transportation Authority, RB, BAB, 5.88%, 04/01/32	110	119,633
State of California, GO, BAB
7.30%, 10/01/39	110	142,546
7.60%, 11/01/40(a)	325	450,434
State of California, Refunding GO
3.38%, 04/01/25	75	75,089
3.50%, 04/01/28	70	69,269
2.50%, 10/01/29	220	201,232
4.60%, 04/01/38	65	65,771
State of California, Refunding GO, BAB, 7.35%, 11/01/39	280	365,596
University of California, RB
Series AD, 4.86%, 05/15/2112	75	70,809
Series AQ, 4.77%, 12/31/99(a)	72	66,709
Series BD, 3.35%, 07/01/29	110	105,520
Series BG, 0.88%, 05/15/25	90	83,575
University of California, Refunding RB, Series AX, 3.06%, 07/01/25	75	74,014

		5,268,195

Colorado — 0.0%
Regional Transportation District Sales Tax Revenue, RB, BAB, Series B, 5.84%, 11/01/50	75	89,364

Connecticut — 0.0%
State of Connecticut, GO, Series A, 5.85%, 03/15/32	110	123,376
State of Connecticut, GO, BAB, Series D, 5.09%, 10/01/30	60	63,077

		186,453

District of Columbia — 0.0%
District of Columbia Water & Sewer Authority, RB, Series A, Senior Lien, 4.81%, 10/01/2114	70	68,872
District of Columbia Water & Sewer Authority, Refunding RB, Series D, Subordinate Lien, 3.21%, 10/01/48	65	49,767
District of Columbia, RB, BAB, Series E, 5.59%, 12/01/34	75	83,827
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, RB, BAB, 7.46%, 10/01/46	75	97,439

		299,905

Florida — 0.0%
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series C, 4.28%, 10/01/41	125	116,947
County of Miami-Dade Florida Transit System, Refunding RB, Series B, 2.60%, 07/01/42	60	46,267

Security	Par (000)	Value

Florida (continued)
County of Miami-Dade Florida Water & Sewer System Revenue, Refunding RB, Series C, 3.49%, 10/01/42	$70	$58,667
State Board of Administration Finance Corp., RB
Series A, 1.26%, 07/01/25	128	119,635
Series A, 2.15%, 07/01/30	165	143,434

		484,950

Georgia — 0.0%
City of Atlanta Georgia Water & Wastewater Revenue, Refunding RB, 2.26%, 11/01/35	80	64,856
Municipal Electric Authority of Georgia, Refunding RB, BAB, 6.66%, 04/01/57	120	142,240

		207,096

Idaho — 0.0%
Idaho Energy Res. Authority, RB, 2.86%, 09/01/46	85	65,661

Illinois — 0.1%
Chicago O’Hare International Airport, ARB
Series C, Senior Lien, 4.47%, 01/01/49	65	65,307
Series C, Senior Lien, 4.57%, 01/01/54	65	65,949
Chicago O’Hare International Airport, Refunding ARB, BAB, Series B, 6.40%, 01/01/40	95	113,808
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, RB, Series A, 6.90%, 12/01/40	100	118,577
Chicago Transit Authority Sales Tax Receipts Fund, RB, BAB, Series B, 6.20%, 12/01/40	90	102,914
Illinois State Toll Highway Authority, RB, BAB, Series A, 6.18%, 01/01/34	87	100,390
Metropolitan Water Reclamation District of Greater Chicago, GO, BAB, 5.72%, 12/01/38	70	81,029
Sales Tax Securitization Corp., Refunding RB, Series B, 2nd Lien, 3.24%, 01/01/42	230	193,289
State of Illinois, GO, 5.10%, 06/01/33	795	798,451
State of Illinois, GO, BAB, 7.35%, 07/01/35	80	87,798

		1,727,512

Indiana — 0.0%
Indiana Finance Authority, Refunding RB, 3.05%, 01/01/51	75	60,940

Kansas — 0.0%
Kansas Development Finance Authority, RB, Series K, (BAM), 2.77%, 05/01/51	55	41,375

Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB
Class A-1, 3.62%, 02/01/29	135	134,648
Class A-4, 4.48%, 08/01/39	110	106,313
State of Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, Series A, 2.95%, 05/01/41	95	77,686

		318,647

Massachusetts — 0.0%
Commonwealth of Massachusetts, GO, Series H, 2.90%, 09/01/49(a)	80	62,852

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (unaudited) (continued) June 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Commonwealth of Massachusetts, GO, BAB, 5.46%, 12/01/39	$180	$202,857
Massachusetts School Building Authority, RB, BAB, 5.72%, 08/15/39	115	131,438
Massachusetts School Building Authority, Refunding RB
Series B, 1.75%, 08/15/30	75	64,424
Sub-Series B, 3.40%, 10/15/40	70	59,218
Massachusetts Water Resources Authority, Refunding RB, Series C, 2.82%, 08/01/41	65	53,875

		574,664

Michigan — 0.0%
Great Lakes Water Authority Sewage Disposal System Revenue, Refunding RB, Series A, 3.06%, 07/01/39	30	25,329
Michigan Finance Authority, Refunding RB
3.08%, 12/01/34	60	53,119
3.38%, 12/01/40	70	60,476
Michigan State Building Authority, Refunding RB, 2nd Series, 2.71%, 10/15/40	95	72,016
Michigan State University, RB, Series A, 4.17%, 08/15/2122	82	68,983
Michigan Strategic Fund, RB, 3.23%, 09/01/47	85	65,377
University of Michigan, RB
Series A, 3.50%, 04/01/52	60	53,748
Series A, 4.45%, 04/01/2122	74	67,796
Series B, 3.50%, 04/01/52	95	84,068

		550,912

Minnesota — 0.0%
University of Minnesota, RB, 4.05%, 04/01/52	64	62,480

Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri, RB, Series A, 3.65%, 08/15/57	90	80,692

Nevada — 0.0%
County of Clark Department of Aviation, ARB, BAB, Series C, 6.82%, 07/01/45	95	121,599

New Jersey — 0.1%
New Jersey Economic Development Authority, RB, Series A, (NPFGC), 7.43%, 02/15/29	249	280,613
New Jersey Transportation Trust Fund Authority, RB, BAB
Series B, 6.56%, 12/15/40	75	87,148
Series C, 5.75%, 12/15/28	70	73,433
New Jersey Transportation Trust Fund Authority, Refunding RB, 4.08%, 06/15/39	75	67,813
New Jersey Turnpike Authority, RB, BAB, Series F, 7.41%, 01/01/40	155	205,809
Rutgers The State University of New Jersey, RB, Series P, 3.92%, 01/05/2119	74	56,216
Rutgers The State University of New Jersey, Refunding RB, Series R, 3.27%, 05/01/43	80	67,276

		838,308

New York — 0.1%
City of New York, GO, BAB
Series A-2, 5.21%, 10/01/31	90	95,517
Series F-1, 6.27%, 12/01/37	85	100,696
Metropolitan Transportation Authority, RB, BAB
6.67%, 11/15/39	100	121,177

Security	Par (000)	Value

New York (continued)
Metropolitan Transportation Authority, RB, BAB (continued)
7.34%, 11/15/39	$100	$134,800
6.81%, 11/15/40	80	97,113
Metropolitan Transportation Authority, Refunding RB, Series C-2, 5.18%, 11/15/49(a)	75	78,379
New York City Municipal Water Finance Authority, Refunding RB, BAB
5.72%, 06/15/42	85	99,130
5.95%, 06/15/42	60	71,747
6.01%, 06/15/42	110	130,925
5.44%, 06/15/43	75	85,051
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, BAB
5.77%, 08/01/36	75	81,826
5.57%, 11/01/38	125	138,027
New York State Dormitory Authority, RB, BAB, Series D, 5.60%, 03/15/40	140	—
New York State Dormitory Authority, Refunding RB
Series B, 3.14%, 07/01/43	50	41,929
Series F, 3.11%, 02/15/39	70	60,116
New York State Thruway Authority, Refunding RB
Series M, 2.90%, 01/01/35	100	86,510
Series M, 3.50%, 01/01/42	65	56,098
New York State Urban Development Corp., RB, Series B, 3.90%, 03/15/33	100	96,993
New York State Urban Development Corp., RB, BAB, 5.77%, 03/15/39	75	81,630
Port Authority of New York & New Jersey, ARB 3.18%, 07/15/60	70	51,885
Consolidated, 192nd Series, 4.81%, 10/15/65(a)	80	82,883
Port Authority of New York & New Jersey, RB
159th Series, 6.04%, 12/01/29	75	84,263
182nd Series, 5.31%, 08/01/46	75	76,051
Consolidated, 168th Series, 4.93%, 10/01/51	220	233,467
Series AAA, 1.09%, 07/01/23	175	171,726

		2,357,939

North Carolina — 0.0%
Charlotte-Mecklenburg Hospital Authority, RB, Series S, 3.20%, 01/15/51	75	58,402

Ohio — 0.1%
American Municipal Power, Inc., RB, Series B, 8.08%, 02/15/50.	100	145,006
JobsOhio Beverage System, Refunding RB
Series A, 2.83%, 01/01/38	100	83,682
Series B, 3.99%, 01/01/29	75	75,944
Ohio State University, RB, Series A, 3.80%, 12/01/46	70	64,926
Ohio State University, RB, BAB, Series C, 4.91%, 06/01/40	145	156,971
Ohio Turnpike & Infrastructure Commission, Refunding RB, Series A, 3.22%, 02/15/48	95	74,010
Ohio Water Development Authority Water Pollution Control Loan Fund, RB, Series B-2, 4.88%, 12/01/34	75	78,928

		679,467

Oregon — 0.0%
Oregon School Boards Association, GO, Series B, (NPFGC), 5.55%, 06/30/28	75	79,037

64	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oregon (continued)
Oregon State University, RB, (BAM), 3.42%, 03/01/60	$62	$48,952
State of Oregon Department of Transportation, RB, BAB, Series A, 5.83%, 11/15/34	70	79,263
State of Oregon, GO, 5.89%, 06/01/27	140	149,584

		356,836

Pennsylvania — 0.0%
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB, Series B, 2.93%, 07/01/45	70	51,927
Commonwealth Financing Authority, RB, Series A, 2.99%, 06/01/42	225	180,253
Pennsylvania State University, Refunding RB
Series D, 2.79%, 09/01/43	100	80,437
Series D, 2.84%, 09/01/50	65	50,721
Pennsylvania Turnpike Commission, RB, BAB, Series B, 5.51%, 12/01/45	140	156,444
University of Pittsburgh-of the Commonwealth System of Higher Education, RB, 3.56%, 09/15/2119	62	44,606

		564,388

South Carolina — 0.0%
South Carolina Public Service Authority, RB, BAB, Series C, 6.45%, 01/01/50	74	85,751

Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series B, 4.05%, 07/01/26	62	62,604

Texas — 0.1%
City of San Antonio Texas Electric & Gas Systems Revenue, RB, 4.43%, 02/01/42	65	65,632
City of San Antonio Texas Electric & Gas Systems Revenue, RB, BAB
5.72%, 02/01/41	75	85,216
5.81%, 02/01/41	95	108,414
Dallas Area Rapid Transit, Refunding RB, Series A, Senior Lien, 2.61%, 12/01/48	70	51,912
Dallas Fort Worth International Airport, ARB, Series A, 4.51%, 11/01/51	75	74,226
Dallas Fort Worth International Airport, Refunding RB
2.84%, 11/01/46	65	49,835
Series A, 2.99%, 11/01/38	75	64,921
Series A, 3.14%, 11/01/45	75	62,121
Series C, 2.92%, 11/01/50	160	125,702
Grand Parkway Transportation Corp., Refunding RB, Subordinate, 3.24%, 10/01/52	200	160,577
North Texas Tollway Authority, RB, BAB, Series B, 6.72%, 01/01/49	96	124,916
North Texas Tollway Authority, Refunding RB, 3.01%, 01/01/43	35	27,953
State of Texas, GO, BAB, 5.52%, 04/01/39	110	125,534
Texas Private Activity Bond Surface Transportation Corp., RB, Series B, 3.92%, 12/31/49	80	70,212

Security	Par (000)	Value

Texas (continued)
Texas Transportation Commission State Highway Fund, RB, BAB, Series B, 5.18%, 04/01/30	$110	$117,031
Texas Transportation Commission, Refunding GO, 2.47%, 10/01/44	185	138,544

		1,452,746

Utah — 0.0%
State of Utah, GO, BAB, Series B, 3.54%, 07/01/25	85	85,039

Virginia — 0.0%
University of Virginia, RB, Series C, 4.18%, 09/01/2117	60	51,408
University of Virginia, Refunding RB
2.26%, 09/01/50	120	81,400
Series U, 2.58%, 11/01/51	85	61,589

		194,397

Washington — 0.0%
State of Washington, GO, BAB, Series B, 5.14%, 08/01/40	75	84,107

Wisconsin — 0.0%
State of Wisconsin, RB, Series A, (AGM), 5.70%, 05/01/26	70	73,963
State of Wisconsin, Refunding RB, Series A, 3.95%, 05/01/36	110	107,358

		181,321

Total Municipal Bonds — 0.8% (Cost: $19,301,042)		17,256,081

Non-Agency Mortgage-Backed Securities

Commercial Mortgage-Backed Securities — 1.1%
Bank
Class A5, 2.85%, 10/17/52	936	852,510
Series 2019-BN18, Class A4, 3.58%, 05/15/62	341	326,064
Series 2020-BN27, Class A5, 2.14%, 04/15/63	925	794,527
Barclays Commercial Mortgage Trust, Series 2017-C1, Class A4, 3.67%, 02/15/50	392	382,524
BBCMS Mortgage Trust, Series 2021-C10, Class A5, 2.49%, 07/15/54	1,577	1,367,461
Benchmark Mortgage Trust
Class A4, 3.72%, 03/15/62	546	526,276
Series 2018-B5, Class A4, 4.21%, 07/15/51	511	507,634
Series 2019-B11, Class A4, 3.28%, 05/15/52	681	638,003
Series 2019-B9, Class A5, 4.02%, 03/15/52	511	501,568
Series 2020-B19, Class B, 2.35%, 09/15/53	193	156,686
Series 2020-B21, Class A4, 1.70%, 12/17/53	612	506,677
Series 2020-B21, Class A5, 1.98%, 12/17/53	410	343,122
Series 2021-B29, Class A5, 2.39%, 09/15/54	567	484,994
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class A4, 4.13%, 11/10/46	130	129,893
Series 2014-GC25, Class A4, 3.64%, 10/10/47	87	85,627
Series 2014-GC25, Class AS, 4.02%, 10/10/47	257	253,580
Series 2016-GC37, Class A4, 3.31%, 04/10/49	597	579,468
Series 2016-P5, Class A4, 2.94%, 10/10/49	171	162,687
Series 2017-P7, Class A4, 3.71%, 04/14/50	384	375,578
Commercial Mortgage Trust
Series 2013-CR12, Class A4, 4.05%, 10/10/46	223	221,776
Series 2014-CR20, Class A3, 3.33%, 11/10/47	769	754,314
Series 2014-UBS2, Class A5, 3.96%, 03/10/47	87	86,499

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (unaudited) (continued) June 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Trust (continued)
Series 2015-PC1, Class A5, 3.90%, 07/10/50	$257	$254,000
Series 2016-CR28, Class A4, 3.76%, 02/10/49	130	127,986
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4, 3.72%, 08/15/48	171	167,992
Series 2016-C7, Class A5, 3.50%, 11/15/49	816	789,235
Series 2018-CX11, Class A5, 4.03%, 04/15/51(b)	681	667,015
DBJPM Mortgage Trust, Series 2016-C3, Class A5, 2.89%, 08/10/49	1,275	1,208,653
GS Mortgage Securities Corp. II, Series 2018-GS10, Class A5, 4.16%, 07/10/51(b)	511	505,078
GS Mortgage Securities Trust
Series 2012-GCJ9, Class A3, 2.77%, 11/10/45	62	62,138
Series 2014-GC24, Class A5, 3.93%, 09/10/47	1,191	1,180,043
Series 2015-GC30, Class A4, 3.38%, 05/10/50	104	102,069
Series 2015-GS1, Class A3, 3.73%, 11/10/48	392	385,566
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A5, 3.80%, 07/15/47	240	238,266
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18, Class A5, 4.08%, 02/15/47	87	86,640
Series 2014-C22, Class A4, 3.80%, 09/15/47	75	74,407
Series 2015-C31, Class A3, 3.80%, 08/15/48	354	345,083
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.41%, 10/15/50	1,021	978,309
JPMorgan Chase Bank NA, Series 2017-JP7, Class A5, 3.45%, 09/15/50	597	573,850
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C10, Class A5, 4.21%, 07/15/46(b)	638	634,421
Series 2013-C10, Class AS, 4.21%, 07/15/46(b)	427	423,589
Series 2014-C16, Class A4, 3.60%, 06/15/47	585	579,886
Series 2015-C24, Class A4, 3.73%, 05/15/48	130	127,823
Series 2016-C28, Class A4, 3.54%, 01/15/49	1,151	1,122,063
Morgan Stanley Capital I Trust
Series 2015-UBS8, Class A4, 3.81%, 12/15/48	203	199,587
Series 2018-H3, Class A4, 3.91%, 07/15/51	511	496,686
Series 2019-H6, Class A4, 3.42%, 06/15/52	102	95,684
Series 2019-L3, Class AS, 3.49%, 11/15/52	132	121,672
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18, Class ASB, 3.24%, 12/15/47	209	206,940
Series 2015-C27, Class A5, 3.45%, 02/15/48	257	251,796
Series 2015-SG1, Class A4, 3.79%, 09/15/48	839	816,544
Series 2019-C49, Class A5, 4.02%, 03/15/52	655	641,180
Series 2020-C56, Class A5, 2.45%, 06/15/53	530	462,496
Series 2020-C58, Class A4, 2.09%, 07/15/53	481	403,755

Total Non-Agency Mortgage-Backed Securities — 1.1% (Cost: $26,571,399)		24,367,920

Preferred Securities

Capital Trusts — 0.0%

Diversified Financial Services — 0.0%
Goldman Sachs Capital I, 6.35%, 02/15/34	87	92,234

Security	Par (000)	Value

Electric Utilities — 0.0%
American Electric Power Co., Inc., 3.88%, 02/15/62(b)	$71	$56,144

Insurance — 0.0%
MetLife, Inc., 6.40%, 12/15/66	104	104,547
Prudential Financial, Inc., 5.38%, 05/15/45(b)	87	83,036

		187,583

		335,961

Total Preferred Securities — 0.0% (Cost: $370,436)		335,961

U.S. Government Sponsored Agency Securities

Agency Obligations — 3.1%
Fannie Mae
2.38%, 01/19/23.	86	85,949
0.25%, 07/10/23	1,698	1,652,992
2.63%, 09/06/24(a)	1,021	1,011,541
0.50%, 06/17/25	3,395	3,149,237
6.25%, 05/15/29	909	1,076,710
7.13%, 01/15/30	1,698	2,135,012
7.25%, 05/15/30	3,487	4,431,770
0.88%, 08/05/30(a)	1,191	985,376
6.63%, 11/15/30	53	65,495
Fannie Mae Mortgage-Backed Securities, 4.50%, 06/01/52	367	369,043
Federal Home Loan Bank
3.00%, 12/09/22	850	852,574
2.75%, 12/13/24	855	848,930
3.13%, 06/13/25	1,640	1,644,039
5.50%, 07/15/36	370	445,922
Federal Home Loan Mortgage Corp.
0.25%, 08/24/23 - 12/04/23	1,878	1,813,210
0.38%, 07/21/25	82	75,641
6.75%, 03/15/31	477	597,980
6.25%, 07/15/32	562	697,871
Peruvian Government International Bonds, 3.60%, 01/15/72	75	50,625
Tennessee Valley Authority
1.50%, 09/15/31	70	59,525
5.88%, 04/01/36	359	435,629
3.50%, 12/15/42	74	67,935
U.S. Treasury Bonds, 3.25%, 06/30/27 - 06/30/29	7,500	7,578,515
U.S. Treasury Notes
1.50%, 02/15/25	5,091	4,892,928
1.75%, 03/15/25	11,962	11,564,357
1.88%, 02/28/27 - 02/28/29	7,335	6,884,489
2.50%, 03/31/27(a)	9,267	9,041,479
2.38%, 03/31/29	5,091	4,873,240

		67,388,014

Mortgage-Backed Securities — 28.6%
Fannie Mae
Series 2014-M13, Class A2, 3.02%, 08/25/24(b)	55	54,237
Series 2016-M5, Class A2, 2.47%, 04/25/26	1,039	1,007,959
Series 2017-M15, Class A2, 3.06%, 09/25/27(b)	650	639,968

66	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Series 2018-M12, Class A2, 3.77%, 08/25/30(b)	$511	$511,370
Series 2019-M22, Class A2, 2.52%, 08/25/29	821	769,451
Series 2020-M46, Class A2, 1.32%, 05/25/30	932	804,615
Series 2021-M17, Class A2, 1.71%, 07/25/31(b)	511	433,870
Series 2022-M21, Class A2, 1.66%, 04/25/31(b)	724	620,195
Fannie Mae Mortgage-Backed Securities
2.50%, 03/01/37	183	174,498
3.00%, 02/01/47 - 05/01/52	1,899	1,778,288
4.00%, 02/01/47 - 02/01/57	759	756,375
3.50%, 11/01/51	1,166	1,151,506
2.00%, 01/01/52	3,336	2,911,450
(12 mo. LIBOR US + 1.53%), 3.17%, 05/01/43(b)	11	11,384
(12 mo. LIBOR US + 1.54%), 3.38%, 06/01/43(b)	14	13,759
(12 mo. LIBOR US + 1.70%), 1.95%, 08/01/42(b)	3	2,937
(12 mo. LIBOR US + 1.75%), 2.00%, 08/01/41(b)	1	1,494
(12 mo. LIBOR US + 1.83%), 2.08%, 11/01/40(b)	2	1,636
Federal Home Loan Bank, 2.50%, 03/01/37	1,487	1,422,695
Freddie Mac
2.07%, 01/25/31	1,856	1,648,476
Class A2, 2.18%, 08/25/36	813	650,447
Series K026, Class A2, 2.51%, 11/25/22	65	64,793
Series K034, Class A2, 3.53%, 07/25/23(b)	665	666,313
Series K035, Class A2, 3.46%, 08/25/23(b)	340	340,563
Series K036, Class A2, 3.53%, 10/25/23(b)	206	206,275
Series K037, Class A2, 3.49%, 01/25/24	459	459,919
Series K041, Class A2, 3.17%, 10/25/24	1,275	1,267,932
Series K052, Class A2, 3.15%, 11/25/25	130	129,070
Series K063, Class A2, 3.43%, 01/25/27(b)	850	847,466
Series K066, Class A2, 3.12%, 06/25/27	597	586,606
Series K067, Class A1, 2.90%, 03/25/27	564	561,367
Series K076, Class A2, 3.90%, 04/25/28	341	347,346
Series K088, Class A2, 3.69%, 01/25/29	87	87,700
Series K100, Class A2, 2.67%, 09/25/29	1,698	1,605,690
Series K101, Class A2, 2.52%, 10/25/29	960	897,879
Series K110, Class A2, 1.48%, 04/25/30	450	387,592
Series K111, Class A2, 1.35%, 05/25/30	171	145,271
Series K727, Class A2, 2.95%, 07/25/24	842	834,989
Series K734, Class A2, 3.21%, 02/25/26	969	961,123
Freddie Mac Mortgage-Backed Securities
8.00%, 12/01/24	2	2,386
3.00%, 03/01/27 - 10/01/47	8,488	8,116,239
2.50%, 07/01/28 - 01/01/33	2,160	2,120,270
3.50%, 03/01/32 - 06/01/49	8,339	8,181,990
5.00%, 04/01/33 - 04/01/49	403	420,681
4.00%, 05/01/33 - 01/01/49	2,926	2,942,489
5.50%, 06/01/35 - 01/01/39	12	13,258
4.50%, 06/01/38 - 01/01/49	1,271	1,300,198
(12 mo. LIBOR US + 1.50%), 3.25%, 06/01/43(b)	1	1,036
(12 mo. LIBOR US + 1.73%), 2.00%, 08/01/41(b)	2	1,841
(12 mo. LIBOR US + 1.82%), 2.41%, 09/01/40(b)	2	2,290
Freddie Mac Multifamily Structured Pass Through Certificates, 1.62%, 12/25/30	1,698	1,456,852
Ginnie Mae Mortgage-Backed Securities
3.50%, 07/21/22 - 08/20/50(f)	19,624	19,336,018
4.50%, 07/21/22 - 08/20/49(f)	4,248	4,346,068
5.00%, 07/21/22 - 06/20/49(f)	2,451	2,527,107
7.50%, 12/15/23	1	1,436
5.50%, 12/15/32 - 04/20/48	39	42,431
6.00%, 03/15/35 - 10/20/38	14	16,305

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Ginnie Mae Mortgage-Backed Securities (continued)
6.50%, 09/15/36	$10	$10,475
4.00%, 03/15/41 - 09/15/49	7,443	7,488,876
3.00%, 01/20/43 - 02/20/52	28,905	27,460,954
2.50%, 05/20/45 - 12/20/51	34,803	31,912,864
2.00%, 07/20/50 - 01/20/52	32,664	29,112,969
1.50%, 10/20/51	182	155,372
Uniform Mortgage-Backed Securities
3.50%, 07/14/22 - 05/01/50(f)	30,913	30,440,315
4.00%, 07/14/22 - 02/01/50(f)	21,644	21,705,988
4.50%, 07/14/22 - 05/01/49(f)	8,725	8,848,769
5.00%, 07/14/22 - 06/01/52(f)	2,924	3,018,145
5.50%, 07/14/22 - 01/01/47(f)	4,240	4,416,627
2.00%, 07/18/22 - 03/01/52(f)(g)	196,312	173,674,076
3.00%, 07/18/22 - 04/01/52(f)	63,259	60,131,563
2.50%, 09/01/28 - 04/01/52(g)	130,638	119,004,159
7.00%, 02/01/32	2	1,756
6.50%, 07/01/32	8	8,947
6.00%, 03/01/34 - 02/01/49	302	333,879
1.50%, 03/01/36 - 11/01/51	28,906	25,043,377

		619,362,510

Total U.S. Government Sponsored Agency Securities — 31.7% (Cost: $743,588,100)		686,750,524

U.S. Treasury Obligations
U.S. Treasury Bonds
6.25%, 08/15/23	349	362,183
7.50%, 11/15/24(a)	850	936,959
7.63%, 02/15/25	67	74,710
6.88%, 08/15/25	1,359	1,514,117
6.00%, 02/15/26	1,300	1,430,804
6.75%, 08/15/26	1,275	1,455,841
6.63%, 02/15/27	597	687,156
5.25%, 11/15/28 - 02/15/29	2,379	2,680,465
6.13%, 08/15/29	1,275	1,525,966
5.38%, 02/15/31	1,021	1,202,467
4.50%, 02/15/36 - 08/15/39(a)	3,335	3,923,892
4.75%, 02/15/37 - 02/15/41	2,750	3,316,750
5.00%, 05/15/37	1,885	2,330,405
4.38%, 02/15/38 - 05/15/41	3,540	4,084,891
3.50%, 02/15/39	1,139	1,189,855
4.25%, 05/15/39 - 11/15/40	3,278	3,728,731
4.63%, 02/15/40	2,755	3,278,450
1.13%, 05/15/40 - 08/15/40	6,045	4,186,572
3.88%, 08/15/40	657	708,354
1.38%, 11/15/40 - 08/15/50	6,111	4,232,849
1.88%, 02/15/41 - 11/15/51	24,215	18,331,125
2.25%, 05/15/41 - 02/15/52(a)	16,345	13,398,138
1.75%, 08/15/41	1,091	829,884
3.75%, 08/15/41 - 11/15/43	5,884	6,162,525
2.00%, 11/15/41 - 08/15/51	13,459	10,466,267
3.13%, 11/15/41 - 05/15/48(a)	12,014	11,515,177
2.38%, 02/15/42 - 05/15/51	14,340	12,120,406
3.00%, 05/15/42 - 02/15/49	18,777	17,561,978
3.25%, 05/15/42	2,300	2,244,656
2.75%, 08/15/42 - 11/15/47	11,962	10,714,263
2.88%, 05/15/43 - 05/15/52	14,469	13,305,771
3.63%, 08/15/43 - 02/15/44	3,144	3,226,191
3.38%, 05/15/44 - 11/15/48	2,939	2,948,636
2.50%, 02/15/45 - 05/15/46(a)	9,048	7,671,640

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (unaudited) (continued) June 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Treasury Obligations (continued)
U.S. Treasury Bonds (continued)
1.25%, 05/15/50	$4,072	$2,590,810
1.63%, 11/15/50	7,231	5,085,709
U.S. Treasury Notes
1.25%, 07/31/23 - 08/15/31	53,828	48,400,406
2.75%, 07/31/23 - 02/15/28(a)	29,187	28,997,363
2.50%, 08/15/23 - 05/15/24	17,527	17,395,659
1.38%, 08/31/23 - 11/15/31(a)	33,189	30,358,785
2.88%, 09/30/23 - 05/15/32	28,271	28,052,529
2.13%, 11/30/23 - 05/15/25	22,106	21,720,933
0.13%, 12/15/23 - 02/15/24	24,774	23,701,856
2.25%, 12/31/23 - 11/15/27	51,941	50,760,012
2.63%, 12/31/23 - 02/15/29	9,993	9,796,028
0.25%, 03/15/24 - 09/30/25	50,556	47,152,644
0.38%, 04/15/24 - 09/30/27(a)	55,695	51,414,703
2.00%, 04/30/24 - 11/15/26(a)	23,340	22,747,741
1.75%, 06/30/24 - 12/31/24	15,271	14,881,393
2.38%, 08/15/24 - 05/15/29	8,573	8,297,363
1.88%, 08/31/24 - 02/15/32	10,351	9,437,291
1.50%, 09/30/24 - 02/15/30	27,901	26,176,090
0.63%, 10/15/24 - 08/15/30	38,519	34,037,466
0.75%, 11/15/24 - 08/31/26	28,500	26,262,117
1.00%, 12/15/24 - 07/31/28	13,572	12,463,974
3.00%, 09/30/25 - 10/31/25(a)	8,993	8,979,505
1.63%, 02/15/26 - 05/15/31(a)	48,145	44,767,851
0.50%, 02/28/26 - 08/31/27	25,807	23,054,351
0.88%, 06/30/26 - 11/15/30	12,897	11,311,039
1.13%, 10/31/26 - 02/15/31(a)	32,054	28,463,907
3.13%, 11/15/28(a)	5,091	5,101,540

Total U.S. Treasury Obligations — 37.5% (Cost: $884,891,227)		814,757,139

Total Long-Term Investments — 98.3% (Cost: $2,337,540,870)		2,133,872,357

	Shares

Short-Term Securities

Money Market Funds — 14.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.64%(h)(i)(j)	315,250,456	315,218,931
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.38%(h)(i)	100,000	100,000

		315,318,931

Security	Par (000)	Value

U.S. Government Sponsored Agency Obligations — 0.0%
Federal Home Loan Mortgage Corp., 0.13%, 07/25/22	$159	$158,859

		158,859

Total Short-Term Securities — 14.6% (Cost: $315,494,800)		315,477,790

Total Investments Before TBA Sale Commitments — 112.9% (Cost: $2,653,035,670)		2,449,350,147

TBA Sale Commitments

Mortgage-Backed Securities — (0.0)%
Uniform Mortgage-Backed Securities, 4.50%, 07/14/52(f)	(375)	(376,421)

Total TBA Sale Commitments — (0.0)% (Proceeds: $(377,343))		(376,421)

Total Investments, Net of TBA Sale Commitments — 112.9% (Cost: $2,652,658,327)		2,448,973,726

Liabilities in Excess of Other Assets — (12.9)%		(279,039,841)

Net Assets — 100.0%		$2,169,933,885

(a)	All or a portion of this security is on loan.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	When-issued security.
(f)	Represents or includes a TBA transaction.
(g)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(h)	Affiliate of the Master Portfolio.
(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

68	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	U.S. Total Bond Index Master Portfolio

Affiliates

Investments in issuers considered to be affiliate(s) of the Master Portfolio during the six months ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$4,890,087,111	$—	$(4,573,655,756	)(a)	$736,070	$(1,948,494)	$315,218,931	315,250,456	$1,375,677	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	—	—		—	—	100,000	100,000	1,526,887		—

					$736,070	$(1,948,494)	$315,318,931		$2,902,564		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$5,776,185	$—	$5,776,185
Corporate Bonds.	—	536,191,073	—	536,191,073
Foreign Agency Obligations	—	48,437,474	—	48,437,474
Municipal Bonds	—	17,256,081	—	17,256,081
Non-Agency Mortgage-Backed Securities	—	24,367,920	—	24,367,920
Preferred Securities
Capital Trusts	—	335,961	—	335,961
U.S. Government Sponsored Agency Securities	—	686,750,524	—	686,750,524
U.S. Treasury Obligations	—	814,757,139	—	814,757,139
Short-Term Securities
Money Market Funds	315,318,931	—	—	315,318,931
U.S. Government Sponsored Agency Obligations	—	158,859	—	158,859
Liabilities
Investments
TBA Sale Commitments	—	(376,421)	—	(376,421)

	$315,318,931	$2,133,654,795	$—	$2,448,973,726

See notes to financial statements.

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	69

Statement of Assets and Liabilities (unaudited)

June 30, 2022

U.S. Total Bond Index Master Portfolio

ASSETS
Investments, at value — unaffiliated(a)(b)	$2,134,031,216
Investments, at value — affiliated(c)	315,318,931
Receivables:
Investments sold	27,463,023
Securities lending income — affiliated	85,982
TBA sale commitments	377,343
Contributions from investors	3,250,588
Dividends — unaffiliated	44,636
Dividends — affiliated	1,281
Interest — unaffiliated	11,575,531
Principal paydowns	24

Total assets	2,492,148,555

LIABILITIES
Bank overdraft	829,433
Cash received as collateral for TBA commitments	189,742
Collateral on securities loaned	288,414,189
TBA sale commitments, at value(d)	376,421
Payables:
Investments purchased	31,861,364
Investment advisory fees	421,467
Trustees’ fees	61,083
Professional fees	60,971

Total liabilities	322,214,670

NET ASSETS	$2,169,933,885

NET ASSETS CONSIST OF
Investors’ capital	$2,373,618,486
Net unrealized appreciation (depreciation)	(203,684,601)

NET ASSETS	$2,169,933,885

(a) Investments, at cost — unaffiliated	$2,337,699,510
(b) Securities loaned, at value	$280,845,470
(c) Investments, at cost — affiliated	$315,336,160
(d) Proceeds from TBA sale commitments	$377,343

See notes to financial statements

70	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Operations (unaudited)

Six Months Ended June 30, 2022

U.S. Total Bond Index Master Portfolio

INVESTMENT INCOME
Dividends — affiliated	$1,375,868
Interest — unaffiliated	128,375,460
Securities lending income — affiliated — net	1,526,696

Total investment income	131,278,024

EXPENSES
Investment advisory	2,689,110
Trustees	86,549
Miscellaneous	16,381

Total expenses	2,792,040
Less:
Fees waived and/or reimbursed by the Manager	(440,345)

Total expenses after fees waived and/or reimbursed	2,351,695

Net investment income	128,926,329

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(188,839,346)
Investments — affiliated	736,070

(188,103,276)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(1,566,566,070)
Investments — affiliated	(1,948,494)

(1,568,514,564)

Net realized and unrealized loss	(1,756,617,840)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,627,691,511)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	71

Statements of Changes in Net Assets

	U.S. Total Bond Index Master Portfolio
	Six Months Ended 06/30/22 (unaudited)	Year Ended 12/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$128,926,329	$292,008,830
Net realized gain (loss)	(188,103,276)	13,595,213
Net change in unrealized appreciation (depreciation)	(1,568,514,564)	(559,048,253)

Net decrease in net assets resulting from operations	(1,627,691,511)	(253,444,210)

CAPITAL TRANSACTIONS
Proceeds from contributions	1,757,230,107	4,684,584,990
Value of withdrawals	(15,449,106,783)	(1,730,769,802)

Net increase (decrease) in net assets derived from capital transactions	(13,691,876,676)	2,953,815,188

NET ASSETS
Total increase (decrease) in net assets	(15,319,568,187)	2,700,370,978
Beginning of period	17,489,502,072	14,789,131,094

End of period	$2,169,933,885	$17,489,502,072

See notes to financial statements.

72	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (unaudited)

		U.S. Total Bond Index Master Portfolio
	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,
			2021	2020	2019		2018	2017

Total Return
Total return	(10.17	)%(a)	(1.79)%	7.65%	8.72	%(b)	(0.07)%	3.40%

Ratios to Average Net Assets(c)
Total expenses	0.04	%(d)	0.04%	0.04%	0.04%		0.04%	0.04%

Total expenses after fees waived and/or reimbursed	0.03	%(d)	0.03%	0.03%	0.04%		0.03%	0.03%

Net investment income	1.92	%(d)	1.81%	2.31%	2.90%		2.74%	2.22%

Supplemental Data
Net assets, end of period (000)	$2,169,934		$17,489,502	$14,789,131	$11,182,645		$8,327,639	$5,047,766

Portfolio turnover rate(e)(f)	93	%(g)	175%	186%	158%		274%	345%

(a) Aggregate total return.
(b) Includes payment from an affiliate, which had no impact on the Fund’s total return.
(c) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(d) Annualized.
(e) Portfolio turnover rates include TBA transactions, if any.
(f) Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,
			2021	2020	2019		2018	2017

Portfolio turnover rate (excluding MDRs)	53	%(g)	89%	101%	97%		162%	193%

(g) Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

M A S T E R P O R T F O L I O F I N A N C I A L H I G H L I G H T S	73

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is organized as a Delaware statutory trust. U.S. Total Bond Index Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as diversified.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of open-end equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Segregation and Collateralization: In cases where the Master Portfolio enters into certain investments (e.g., dollar rolls and TBA sale commitments) that would be treated as “senior securities” for 1940 Act purposes, the Master Portfolio may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investments to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-Kind Redemptions: The Master Portfolio transferred securities and cash to shareholders in connection with in-kind redemption transactions. For the six months ended June 30, 2022, the Master Portfolio had in-kind redemptions of $12,081,982,668. For tax and financial reporting purposes, no gains or losses were recognized.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Master Portfolio is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

74	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or mortgage pass-through securities (the “Mortgage Assets”). The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO

M A S T E R P O R T F O L I O N O T E S T O F I N A N C I A L S T A T E M E N T S	75

Notes to Financial Statements (unaudited) (continued)

are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.

Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.

Forward Commitments, When-Issued and Delayed Delivery Securities: The Master Portfolio may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Master Portfolio may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Master Portfolio may be required to pay more at settlement than the security is worth. In addition, the fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Master Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Master Portfolio’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedule of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.

Mortgage Dollar Roll Transactions: The Master Portfolio may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Master Portfolio, except in the event of borrower default. The securities on loan, if any, are disclosed in the Master Portfolio’s Schedule of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value –unaffiliated and collateral on securities loaned, respectively.

Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

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Notes to Financial Statements (unaudited) (continued)

As of period end, the following table is a summary of the Master Portfolio’s securities on loan by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount
Barclays Bank PLC	$4,837,235	$(4,837,235)	$—		$—
Barclays Capital, Inc.	8,505,933	(8,505,933)	—		—
BMO Capital Markets Corp	1,879,639	(1,879,639)	—		—
BNP Paribas SA	29,510,543	(29,510,543)	—		—
BofA Securities, Inc.	15,494,490	(15,494,490)	—		—
Citadel Clearing LLC	6,900	(6,900)	—		—
Citigroup Global Markets, Inc.	17,867,315	(17,867,315)	—		—
Credit Agricole Corporate & Investment Bank SA	17,373,946	(17,373,946)	—		—
Credit Suisse Securities (USA) LLC	10,771,469	(10,771,469)	—		—
Deutsche Bank Securities, Inc.	7,283,296	(7,283,296)	—		—
Goldman Sachs & Co. LLC	20,576,888	(20,576,888)	—		—
HSBC Securities (USA), Inc.	4,184,852	(4,184,852)	—		—
J.P. Morgan Securities LLC	47,755,079	(47,755,079)	—		—
Jefferies LLC	240,607	(240,607)	—		—
Morgan Stanley	66,847,196	(66,847,196)	—		—
Nomura Securities International, Inc.	1,152,968	(1,152,968)	—		—
Pershing LLC	96,395	(96,395)	—		—
RBC Capital Markets LLC	16,333,629	(16,333,629)	—		—
Scotia Capital (USA), Inc.	592,952	(592,952)	—		—
State Street Bank & Trust Co.	1,011,624	(1,011,624)	—		—
Toronto-Dominion Bank	4,592,296	(4,592,296)	—		—
Wells Fargo Securities LLC	3,930,218	(3,930,218)	—		—

	$280,845,470	$(280,845,470)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Master Portfolio is disclosed in the Master Portfolio’s Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Master Portfolio.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory and administrative services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.

For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.04% of the average daily value of the Master Portfolio’s net assets.

Administration: MIP, on behalf of the Master Portfolio entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), which has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Master Portfolio’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolio. BAL is entitled to receive for these administrative services an annual fee based on the average daily net assets of the Master Portfolio.

BAL is not entitled to compensation for providing administrative services to the Master Portfolio, for so long as BAL (or an affiliate) is entitled to compensation for providing administrative services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolio.

Expense Waivers and Reimbursements: The fees and expenses of MIP’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Master Portfolio’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. BAL and BFA have contractually agreed to reimburse the Master Portfolio or provide an offsetting credit against the administration fees paid by the Master Portfolio in an amount equal to these independent expenses through June 30, 2023. The amount waived is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2022, the amount waived was $102,930.

The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Master Portfolio. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2022, the amounts waived were $337,415.

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Notes to Financial Statements (unaudited) (continued)

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the Master Portfolio. For the six months ended June 30, 2022, there were no fees waived by the Manager pursuant to this arrangement.

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Master Portfolio retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Master Portfolio retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2022, the Master Portfolio paid BTC $628,835 for securities lending agent services.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. The Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2022, the Master Portfolio did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the MIP are directors and/or officers of BlackRock or its affiliates.

Other Transactions: The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended June 30, 2022, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:

Master Portfolio Name	Purchases	Sales	Net Realized Gain (Loss)
U.S. Total Bond Index Master Portfolio	$28,355,058	$8,405,741	$(118,641)

6.	PURCHASES AND SALES

For the six months ended June 30, 2022, purchases and sales of investments, including paydowns/payups, mortgage dollar rolls and excluding short-term investments and in-kind transactions, were as follows:

	U.S. Government Securities		Other Securities
Master Portfolio Name	Purchases	Sales	Purchases	Sales
U.S. Total Bond Index Master Portfolio	$644,515,257	$6,180,493,937	$11,023,992,873	$6,836,372,194

For the six months ended June 30, 2022, purchases and sales related to mortgage dollar rolls were $4,980,313,275 and $4,990,121,334, respectively.

For the six months ended June 30, 2022, purchases and sales related to in-kind transactions were $0 and $12,081,982,668, respectively.

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Notes to Financial Statements (unaudited) (continued)

7.	INCOME TAX INFORMATION

The MIP is disregarded as an entity separate from its owner for tax purposes. As such, the owner of the MIP is treated as the owner of the net assets, income, expenses and realized and unrealized gains and losses of the MIP. Therefore, no U.S. federal income tax provision is required. It is intended that the MIP’s assets will be managed so the owner of the MIP can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

After May 23, 2022, the MIP was no longer considered a partnership. The feeder of the MIP is treated as the owner of the net assets, income, expenses and realized and unrealized gains and losses of the MIP. No U.S. federal income tax provision was required.

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of June 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

As of June 30, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Master Portfolio Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
U.S. Total Bond Index Master Portfolio	$2,658,326,709	$3,602,019	$(212,577,659)	$(208,975,640)

8.	BANK BORROWINGS

MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2023 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2022, the Master Portfolio did not borrow under the credit agreement.

9.	PRINCIPAL RISKS

In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Master Portfolio and its investments. The Master Portfolio’s prospectus provides details of the risks to which the Master Portfolio is subject.

BFA uses a “passive” or index approach to try to achieve the Master Portfolio’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: The Master Portfolio may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Master Portfolio to reinvest in lower yielding securities. The Master Portfolio may also be exposed to reinvestment risk, which is the risk that income from the Master Portfolio’s portfolio will decline if the Master Portfolio invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Master Portfolio portfolio’s current earnings rate.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project

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Notes to Financial Statements (unaudited) (continued)

or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Master Portfolio’s portfolio are disclosed in its Schedule of Investments.

The Master Portfolio invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Master Portfolio may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

The Master Portfolio invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When the Master Portfolio concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force the Master Portfolio to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Master Portfolio may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Master Portfolio is uncertain.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Disclosure of Investment Advisory Agreement

The Board of Trustees of Master Investment Portfolio (the “Master Portfolio”) met on April 20, 2022 (the “April Meeting”) and May 10-11, 2022 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Agreement”) between the Master Portfolio, on behalf of U.S. Total Bond Index Master Portfolio (the “Master Fund”) and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Master Portfolio’s investment advisor. iShares U.S. Aggregate Bond Index Fund (the “Feeder Fund”), a series of BlackRock Funds III (the “Feeder Trust”), is a “feeder” fund that invests all of its investable assets in the Master Fund. Accordingly, the Board of Trustees of the Feeder Trust also considered the approval of the Agreement with respect to the Master Fund. For simplicity: (a) the Board of Trustees of the Master Portfolio and the Board of Trustees of the Feeder Trust are referred to herein collectively as the “Board,” and the members are referred to as “Board Members”; and (b) the shareholders of the Feeder Fund and the interest holders of the Master Fund are referred to as “shareholders.”

The Approval Process

Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the continuation of the Agreement for the Master Portfolio on an annual basis. The Board members who are not “interested persons” of the Master Portfolio, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Master Portfolio, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each typically extending for two days, as well as additional ad hoc meetings throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information surrounding the renewal of the Agreement. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to the Master Fund and the Feeder Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Master Fund’s and Feeder Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.

During the year, the Board, acting directly and through its committees, considers information that was relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Master Fund, the Feeder Fund and their shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Fund and/or the Feeder Fund for services; (c) the Master Fund’s and/or the Feeder Fund’s operating expenses and how BlackRock allocates expenses to the Master Fund and the Feeder Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Master Fund’s and the Feeder Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Master Fund’s and the Feeder Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Fund’s and/or the Feeder Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Master Fund and/or the Feeder Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Prior to and in preparation for the April Meeting, the Board requested and reviewed materials specifically relating to the renewal of the Agreement. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper Classification or Morningstar category, regarding fees and expenses of the Master Fund and the Feeder Fund, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”), and the investment performance of the Feeder Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Master Fund and the Feeder Fund; (g) a summary of aggregate amounts paid by the Master Fund and/or the Feeder Fund to BlackRock; (h) sales and redemption data regarding the Feeder Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s, the Master Fund’s and the Feeder Fund’s operations.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement, and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Master Fund and the Feeder Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Master Fund and the Feeder Fund; (d) the Feeder Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Master Fund and the Feeder Fund; and (g) other factors deemed relevant by the Board Members.

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Disclosure of Investment Advisory Agreement  (continued)

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of portfolio holdings of the Master Fund. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Feeder Fund. Throughout the year, the Board compared the Feeder Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Master Fund’s portfolio management team discussing the Master Fund’s performance and the Master Fund’s investment strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Master Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Master Fund and the Feeder Fund. BlackRock and its affiliates provide the Master Fund and the Feeder Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Master Fund and the Feeder Fund by third parties) and officers and other personnel as are necessary for the operations of the Master Fund and the Feeder Fund. In particular, BlackRock and its affiliates provide the Master Fund and the Feeder Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third party service providers including, among others, the custodian, fund accountant, transfer agent, and auditor for the Master Fund and Feeder Fund, as applicable; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Master Fund and the Feeder Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Feeder Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans, including in light of the ongoing COVID-19 pandemic.

B. The Investment Performance of the Master Fund, the Feeder Fund and BlackRock

The Board, including the Independent Board Members, reviewed and considered the performance history of the Master Fund and the Feeder Fund, as applicable, throughout the year and at the April Meeting. The Board noted that the Feeder Fund’s investment results correspond directly to the investment results of the Master Fund. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Feeder Fund’s performance as of December 31, 2021, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Feeder Fund as compared to its Performance Peers and the performance of the Feeder Fund as compared with its benchmark. The Board and its Performance Oversight Committee regularly review, and meet with Master Fund management to discuss, the performance of the Master Fund and the Feeder Fund, as applicable, throughout the year.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could have the ability to disproportionately affect long-term performance.

The Board noted that for the one-year period reported, the Feeder Fund’s net performance was below the tolerance range of its benchmark. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Feeder Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Feeder Fund’s below tolerance performance relative to its benchmark over the period. The Board was informed that, among other things, the Feeder Fund’s underperformance relative to its benchmark and breach of its lower tolerance, was primarily driven by the impact of pricing activity. On December 31, 2021, when the fixed income markets closed early due to the New Year holiday, Bloomberg priced their indices at 1pm while BlackRock funds, including the iShares U.S Aggregate Bond Index Fund, priced at 4pm.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Master Fund and the Feeder Fund

The Board, including the Independent Board Members, reviewed the Master Fund’s/Feeder Fund’s contractual management fee rate compared with those of the Feeder Fund’s Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Feeder Fund’s total expense ratio, as well as the Master Fund’s/Feeder Fund’s actual management fee rate, to

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Disclosure of Investment Advisory Agreement  (continued)

those of the Feeder Fund’s Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Fund and the Feeder Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Master Fund and the Feeder Fund, as applicable, and other funds the Board currently oversees for the year ended December 31, 2021 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Master Fund and the Feeder Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that the Master Fund’s/Feeder Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and the Feeder Fund’s total expense ratio each ranked in the first quartile relative to the Feeder Fund’s Expense Peers. The Board also noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate the Master Fund/Feeder Fund for certain other fees and expenses.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Fund and the Feeder Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which the Master Fund and the Feeder Fund benefit from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Master Fund and the Feeder Fund to more fully participate in these economies of scale. The Board considered the Master Fund’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Master Fund and the Feeder Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master Fund and the Feeder Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Feeder Fund shares if they believe that the Feeder Fund’s and/or the Master Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Feeder Fund.

Conclusion

At the May Meeting, as a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board of the Master Portfolio, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Master Portfolio, on behalf of the Master Fund for a one-year term ending June 30, 2023. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board of the Master Portfolio, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Master Fund and its shareholders. The Board of the Feeder Trust, including the Independent Board Members, also considered the continuation of the Agreement with respect to the Master Fund and found the Agreement to be satisfactory. In arriving at its decision to approve the Agreement, the Board of the Master Portfolio did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T	83

Additional Information

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Fund/Master Portfolio will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

General Information

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund/Master Portfolio may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund/Master Portfolio and does not, and is not intended to, incorporate BlackRock’s website in this report.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund/Master Portfolio file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Fund’s/Master Portfolio’s Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, the Fund/Master Portfolio makes their portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.

Availability of Proxy Voting Policies, Procedures and Voting Records

A description of the policies and procedures that the Fund/Master Portfolio use to determine how to vote proxies relating to portfolio securities and information about how the Fund/Master Portfolio voted proxies relating to securities held in the Fund’s/Master Portfolio’s portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 441-7762; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

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Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Fund and/or MIP Service Providers

Investment Adviser

BlackRock Fund Advisors

San Francisco, CA 94105

Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Accounting Agent and Custodian

State Street Bank and Trust Company

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Distributor

BlackRock Investments, LLC

New York, NY 10022

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Philadelphia, PA 19103

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Trust/MIP

400 Howard Street

San Francisco, CA 94105

A D D I T I O N A L I N F O R M A T I O N	85

Glossary of Terms Used in this Report

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

ARB	Airport Revenue Bonds

BAB	Build America Bond

BAM	Build America Mutual Assurance Co.

CMT	Constant Maturity Treasury

DAC	Designated Activity Company

GO	General Obligation Bonds

LIBOR	London Interbank Offered Rate

LP	Limited Partnership

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PIPE	Private Investment in Public Equity

RB	Revenue Bond

SAB	Special Assessment Bonds

SAN	State Aid Notes

SAP	Subject to Appropriations

SCA	Societe en Commandite par Actions

SOFR	Secured Overnight Financing Rate

ST	Special Tax

TBA	To-Be-Announced

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Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

USTB-06/22-SAR

Master Portfolio Information as of June 30, 2022	Diversified Equity Master Portfolio

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

Apple, Inc.	2.2%
Microsoft Corp.	2.2
Taiwan Semiconductor Manufacturing Co. Ltd.	1.4
Tencent Holdings Ltd.	1.0
Samsung Electronics Co. Ltd.	0.9
Amazon.com, Inc.	0.9
Alibaba Group Holding Ltd.	0.8
Alphabet, Inc., Class A	0.7
Tesla, Inc.	0.7
Alphabet, Inc., Class C	0.6

SECTOR ALLOCATION

Sector(a)	Percent of Net Assets

Information Technology	18.7%
Financials	12.6
Health Care	11.9
Consumer Discretionary	9.9
Industrials	8.9
Communication Services	6.2
Consumer Staples	4.9
Materials	4.3
Energy	4.2
Real Estate	3.4
Utilities	3.1
Short-Term Securities	16.6
Liabilities in Excess of Other Assets	(4.7)

(a)

For Diversified Equity Master Portfolio (the “Master Portfolio”) compliance purposes, the Master Portfolio’s sector classifications refer to one or more of the sector subclassifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments

The Master Portfolio may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Master Portfolio’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Master Portfolio can realize on an investment and/or may result in lower distributions paid to shareholders. The Master Portfolio’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

P O R T F O L I O I N F O R M A T I O N / D E R I V A T I V E F I N A N C I A L I N S T R U M E N T S	1

Schedule of Investments (unaudited) June 30, 2022	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.0%
AAR Corp.(a)	3,882	$162,423
Aerojet Rocketdyne Holdings, Inc.(a)(b)	11,311	459,227
AeroVironment, Inc.(a)	1,226	100,777
Astra Space, Inc.(a)	13,108	17,040
Astronics Corp.(a)	10,456	106,337
Axon Enterprise, Inc.(a)	223	20,777
Boeing Co.(a)	3,306	451,996
Curtiss-Wright Corp.	3,793	500,904
General Dynamics Corp.	8,918	1,973,107
Hanwha Aerospace Co. Ltd.	2,712	101,798
HEICO Corp.(b)	3,164	414,864
HEICO Corp., Class A	4,282	451,237
Hexcel Corp.(b)	286	14,961
Kratos Defense & Security Solutions, Inc.(a)	10,600	147,128
Lockheed Martin Corp.	3,038	1,306,218
Maxar Technologies, Inc.(b)	1,264	32,978
Mercury Systems, Inc.(a)	192	12,351
Moog, Inc., Class A	8,466	672,116
MTU Aero Engines AG	394	72,177
Northrop Grumman Corp.	560	267,999
Parsons Corp.(a)	1,371	55,416
Rheinmetall AG	82	18,923
Spirit AeroSystems Holdings, Inc., Class A	359	10,519
TransDigm Group, Inc.(a)	98	52,594
Vectrus, Inc.(a)	5,273	176,435
Virgin Galactic Holdings, Inc.(a)(b)	19,811	119,262
Woodward, Inc.	212	19,608

		7,739,172

Air Freight & Logistics — 0.5%
Atlas Air Worldwide Holdings, Inc.(a)	1,160	71,584
Deutsche Post AG, Registered Shares	1,874	70,755
DSV A/S	432	60,747
Expeditors International of Washington, Inc.	2,425	236,340
FedEx Corp.	980	222,176
Forward Air Corp.	1,222	112,375
GXO Logistics, Inc.(a)	344	14,885
Hub Group, Inc., Class A(a)	8,327	590,717
Hyundai Glovis Co. Ltd.	2,063	286,801
Radiant Logistics, Inc.(a)	6,856	50,871
SF Holding Co. Ltd., Class A	39,900	333,329
SG Holdings Co. Ltd.	1,400	23,674
United Parcel Service, Inc., Class B	7,829	1,429,106
Yamato Holdings Co. Ltd.	1,100	17,603
Yunda Holding Co. Ltd., Class A	44,800	114,403
ZTO Express Cayman, Inc., ADR	8,415	230,992

		3,866,358

Airlines(a) — 0.1%
Alaska Air Group, Inc.	1,859	74,453
American Airlines Group, Inc.(b)	2,199	27,883
Copa Holdings SA, Class A(b)	142	8,999
Delta Air Lines, Inc.	1,207	34,967
Frontier Group Holdings, Inc.(b)	18,828	176,418
Hawaiian Holdings, Inc.	1,852	26,502
JetBlue Airways Corp.(b)	5,735	48,002
Joby Aviation, Inc.(b)	5,603	27,511
Korean Air Lines Co. Ltd.	13,540	264,070
SkyWest, Inc.	6,381	135,596

Security	Shares	Value

Airlines (continued)
Spirit Airlines, Inc.	8,349	$199,040
United Airlines Holdings, Inc.	2,057	72,859
Wheels Up Experience, Inc.	12,577	24,525

		1,120,825

Auto Components — 0.6%
Adient PLC(a)	8,499	251,825
American Axle & Manufacturing Holdings, Inc.(a)	2,546	19,171
Aptiv PLC(a)	1,259	112,139
Bridgestone Corp.	4,100	149,483
Cie Generale des Etablissements Michelin SCA	2,416	65,983
Cooper-Standard Holdings, Inc.(a)	5,582	27,854
Dana, Inc.(b)	13,831	194,602
Denso Corp.	2,900	153,069
Dorman Products, Inc.(a)(b)	1,749	191,883
Fox Factory Holding Corp.(a)(b)	3,758	302,669
Fuyao Glass Industry Group Co. Ltd., Class H(c)	37,200	188,192
Gentex Corp.	811	22,684
Gentherm, Inc.(a)(b)	468	29,208
Goodyear Tire & Rubber Co.(a)(b)	37,484	401,454
Hankook Tire & Technology Co. Ltd.	9,458	241,115
Hyundai Mobis Co. Ltd.	4,227	651,537
Hyundai Wia Corp.	3,618	156,220
LCI Industries	3,121	349,178
Lear Corp.	465	58,539
Luminar Technologies, Inc.(a)	3,736	22,155
Mando Corp.	2,969	109,053
Minth Group Ltd.	56,000	153,433
Modine Manufacturing Co.(a)	1,761	18,543
Patrick Industries, Inc.	4,317	223,793
QuantumScape Corp.(a)(b)	837	7,190
Samvardhana Motherson International Ltd.	46,771	70,306
Stoneridge, Inc.(a)	2,498	42,841
Tenneco, Inc., Class A(a)	5,431	93,196
Visteon Corp.(a)	2,715	281,220

		4,588,535

Automobiles — 1.9%
Astra International Tbk PT	561,800	250,375
BAIC Motor Corp. Ltd., Class H(c)	556,500	185,321
Bayerische Motoren Werke AG	1,610	124,808
BYD Co. Ltd., Class A	19,900	994,590
BYD Co. Ltd., Class H	31,000	1,249,594
Canoo, Inc.(a)	9,592	17,745
Dongfeng Motor Group Co. Ltd., Class H	134,000	101,779
Ferrari NV	630	115,944
Fisker, Inc.(a)(b)	11,880	101,812
Ford Motor Co.	20,730	230,725
Geely Automobile Holdings Ltd.	185,000	423,715
General Motors Co.(a)	22,744	722,349
Great Wall Motor Co. Ltd., Class A	17,200	95,367
Great Wall Motor Co. Ltd., Class H	201,000	416,311
Guangzhou Automobile Group Co. Ltd., Class H	74,000	71,578
Harley-Davidson, Inc.	525	16,622
Honda Motor Co. Ltd.	7,400	178,422
Hyundai Motor Co.	3,981	556,335
Li Auto, Inc., ADR(a)	14,627	560,360
Lucid Group, Inc.(a)(b)	5,771	99,030
Mahindra & Mahindra Ltd.	4,725	65,404
Maruti Suzuki India Ltd.	3,019	325,412
Mercedes-Benz Group AG, Registered Shares	3,110	180,624

2	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Automobiles (continued)
Mullen Automotive, Inc.(a)	49,413	$50,401
NIO, Inc., ADR(a)	37,326	810,721
Nissan Motor Co. Ltd.	10,300	40,341
Renault SA(a)	885	22,343
Rivian Automotive, Inc., Class A(a)(b)	4,003	103,037
Stellantis NV	7,251	90,019
Subaru Corp.	6,800	120,281
Tesla, Inc.(a)	8,066	5,431,806
Thor Industries, Inc.(b)	183	13,676
Toyota Motor Corp.	35,300	544,654
Volkswagen AG	167	30,542
Winnebago Industries, Inc.(b)	5,107	247,996
XPeng, Inc., ADR(a)(b)	10,453	331,778
Yadea Group Holdings Ltd.(c)	60,000	117,673

		15,039,490

Banks — 7.3%
Abu Dhabi Commercial Bank PJSC	66,002	159,393
Abu Dhabi Islamic Bank PJSC	39,345	80,462
Agricultural Bank of China Ltd., Class H	771,000	291,481
Al Rajhi Bank	80,209	1,767,118
Alinma Bank	43,045	384,675
Ameris Bancorp	4,600	184,828
Associated Banc-Corp	6,574	120,041
AU Small Finance Bank Ltd.(a)(c)	16,832	126,666
Australia & New Zealand Banking Group Ltd.	9,844	149,931
Axis Bank Ltd.(a)	85,853	695,415
Banco Bilbao Vizcaya Argentaria SA	17,295	78,564
Banco do Brasil SA	42,370	270,244
Banco Santander SA	44,031	124,582
Bancolombia SA, ADR	9,070	279,628
Bank Central Asia Tbk PT	3,653,000	1,778,790
Bank Mandiri Persero Tbk PT	859,300	458,879
Bank of America Corp.	95,304	2,966,814
Bank of China Ltd., Class H	2,417,000	965,763
Bank of Communications Co. Ltd., Class H	320,000	221,808
Bank of Hawaii Corp.(b)	137	10,193
Bank OZK(b)	407	15,275
Bank Polska Kasa Opieki SA	15,431	282,482
Bank Rakyat Indonesia Persero Tbk PT	2,934,000	819,365
BankFinancial Corp.	21,213	199,190
Banque Saudi Fransi	11,840	149,987
Barclays PLC	52,374	97,937
BDO Unibank, Inc.	51,250	103,109
BNP Paribas SA	3,391	162,198
BOC Hong Kong Holdings Ltd.	16,500	65,521
BOK Financial Corp.	104	7,860
Cadence Bank	9,003	211,390
CaixaBank SA	11,014	38,572
Capital City Bank Group, Inc.	26,042	726,311
Capitec Bank Holdings Ltd.	5,647	692,098
Capstar Financial Holdings, Inc.	8,994	176,462
Cathay General Bancorp	7,722	302,316
Central Pacific Financial Corp.	17,812	382,067
China CITIC Bank Corp. Ltd., Class H	166,000	74,354
China Construction Bank Corp., Class H	2,818,000	1,900,040
China Merchants Bank Co. Ltd., Class H	162,500	1,097,593
China Minsheng Banking Corp. Ltd., Class H	178,000	63,548
CIMB Group Holdings Bhd	366,200	412,093
Citigroup, Inc.	19,458	894,873
Citizens Financial Group, Inc.	3,164	112,923
Civista Bancshares, Inc.	3,714	78,960

Security	Shares	Value

Banks (continued)
Colony Bankcorp, Inc.(b)	812	$12,253
Comerica, Inc.	452	33,168
Commerce Bancshares, Inc.	380	24,947
Commerzbank AG(a)	2,554	18,121
Commonwealth Bank of Australia	5,520	344,870
Community Trust Bancorp, Inc.	4,081	165,036
ConnectOne Bancorp, Inc.	1,334	32,616
Credit Agricole SA	4,229	38,987
CTBC Financial Holding Co. Ltd.	1,064,000	899,985
Cullen/Frost Bankers, Inc.	196	22,824
Customers Bancorp, Inc.(a)	2,451	83,089
Danske Bank A/S	3,467	49,345
DBS Group Holdings Ltd.	3,900	83,450
Dubai Islamic Bank PJSC	78,625	123,471
E.Sun Financial Holding Co. Ltd.	80,122	78,213
East West Bancorp, Inc.	486	31,493
Emirates NBD Bank PJSC	74,160	267,111
Enterprise Bancorp, Inc.	1,250	40,238
Farmers National Banc Corp.	3,783	56,745
FB Financial Corp.	5,480	214,926
First Abu Dhabi Bank PJSC	110,973	567,862
First Bancshares, Inc.	1,797	51,394
First Bank	6,320	88,354
First Business Financial Services, Inc.	1,667	51,994
First Commonwealth Financial Corp.	6,808	91,363
First Financial Bankshares, Inc.(b)	13,256	520,563
First Financial Corp.	1,821	81,035
First Financial Northwest, Inc.	20,773	322,812
First Hawaiian, Inc.	436	9,902
First Horizon Corp.	1,822	39,829
First Interstate BancSystem, Inc., Class A(b)	17,019	648,594
First Northwest Bancorp	2,493	38,891
First Republic Bank	139	20,044
First Savings Financial Group, Inc.(b)	1,623	38,855
Flushing Financial Corp.	549	11,672
FNB Corp.	1,171	12,717
Fulton Financial Corp.(b)	54,251	783,927
Glacier Bancorp, Inc.	5,519	261,711
Grupo Financiero Banorte SAB de CV, Class O	106,777	595,598
Hancock Whitney Corp.	16,139	715,442
Hang Seng Bank Ltd.	3,700	65,567
Hanmi Financial Corp.	2,110	47,348
HBT Financial, Inc.	13,634	243,640
HDFC Bank Ltd.	35,544	608,837
HDFC Bank Ltd., ADR(b)	4,967	272,986
Heartland Financial USA, Inc.	16,274	676,022
Hilltop Holdings, Inc.(b)	5,097	135,886
HomeTrust Bancshares, Inc.	1,436	35,900
HSBC Holdings PLC	69,217	452,162
Huntington Bancshares, Inc.	12,679	152,528
ICICI Bank Ltd.	147,777	1,327,617
ICICI Bank Ltd., ADR	12,202	216,463
IDFC First Bank Ltd.(a)	133,912	53,549
Independent Bank Corp.	19,463	375,247
Independent Bank Group, Inc.	2,945	199,995
Industrial & Commercial Bank of China Ltd., Class H	1,713,000	1,022,060
Industrial Bank Co. Ltd., Class A	22,100	65,884
ING Groep NV	11,381	112,121
Intesa Sanpaolo SpA	24,454	45,765
Investar Holding Corp.(b)	3,270	71,613
Japan Post Bank Co. Ltd.	2,900	22,578
John Marshall Bancorp, Inc.	985	22,202

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) June 30, 2022	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
JPMorgan Chase & Co.	31,682	$3,567,710
KB Financial Group, Inc.	12,629	471,609
KB Financial Group, Inc., ADR(a)	4,762	177,146
KBC Group NV	640	36,007
Kiatnakin Phatra Bank PCL, NVDR	115,100	202,206
Kotak Mahindra Bank Ltd.	38,234	808,639
Kuwait Finance House KSCP	215,058	611,431
Lakeland Bancorp, Inc.	15,325	224,052
M&T Bank Corp.	101	16,098
Mercantile Bank Corp.(b)	2,662	85,051
Meridian Corp.	2,911	88,203
Metropolitan Bank & Trust Co.	131,950	114,785
Mid Penn Bancorp, Inc.	6,719	181,211
Midland States Bancorp, Inc.	25,855	621,554
MidWestOne Financial Group, Inc.	758	22,528
Mitsubishi UFJ Financial Group, Inc.	39,000	208,652
Mizuho Financial Group, Inc.	8,720	99,276
National Australia Bank Ltd.	10,053	190,633
National Bank of Kuwait SAKP	238,825	812,533
Natwest Group PLC	32,266	85,884
Nordea Bank Abp	2,561	22,623
Northrim BanCorp, Inc.	7,193	289,590
OceanFirst Financial Corp.	23,683	453,056
Old National Bancorp	30,029	444,129
Old Second Bancorp, Inc.	1,472	19,695
Origin Bancorp, Inc.(b)	4,335	168,198
OTP Bank Nyrt	10,275	230,527
Oversea-Chinese Banking Corp. Ltd.	5,500	45,117
PacWest Bancorp	397	10,584
Peapack-Gladstone Financial Corp.	6,035	179,240
Ping An Bank Co. Ltd., Class A	105,700	237,271
Pinnacle Financial Partners, Inc.	5,298	383,098
Popular, Inc.	273	21,002
Postal Savings Bank of China Co. Ltd., Class H(b)(c)	131,000	104,396
Powszechna Kasa Oszczednosci Bank Polski SA(a)	27,380	171,738
Premier Financial Corp.	17,348	439,772
Prosperity Bancshares, Inc.	306	20,891
Public Bank Bhd	225,300	223,490
Qatar Islamic Bank SAQ	90,307	548,765
Qatar National Bank QPSC	166,543	909,317
Regions Financial Corp.(b)	33,372	625,725
Republic First Bancorp, Inc.(a)	78,503	299,096
RHB Bank Bhd	105,800	137,559
Riverview Bancorp, Inc.(b)	56,345	370,750
Riyad Bank	11,943	102,175
Salisbury Bancorp, Inc.	1,843	87,026
Sandy Spring Bancorp, Inc.	4,546	177,612
Saudi British Bank	7,212	78,335
Saudi National Bank	53,917	949,070
Sberbank of Russia PJSC(a)(d)	141,048	26
Seacoast Banking Corp. of Florida(b)	3,426	113,195
ServisFirst Bancshares, Inc.(b)	2,953	233,051
Shinhan Financial Group Co. Ltd.	13,377	383,578
Shinhan Financial Group Co. Ltd., ADR(b)	3,845	109,813
Sierra Bancorp	13,723	298,201
Silvergate Capital Corp., Class A(a)	2,897	155,076
SmartFinancial, Inc.	8,201	198,136
Societe Generale SA	1,411	31,197
South Plains Financial, Inc.	5,456	131,708
SouthState Corp.	7,944	612,880
Standard Bank Group Ltd.	71,171	679,025
Standard Chartered PLC	7,538	56,907

Security	Shares	Value

Banks (continued)
State Bank of India	71,388	$423,369
Sumitomo Mitsui Financial Group, Inc.	4,600	136,735
Sumitomo Mitsui Trust Holdings, Inc.	700	21,634
SVB Financial Group(a)	49	19,355
Synovus Financial Corp.	498	17,953
Texas Capital Bancshares, Inc.(a)	4,895	257,673
Towne Bank	15,673	425,522
Trico Bancshares	1,043	47,603
Triumph Bancorp, Inc.(a)	370	23,147
Truist Financial Corp.(b)	7,203	341,638
U.S. Bancorp	13,124	603,966
UMB Financial Corp.	6,123	527,190
Umpqua Holdings Corp.	740	12,410
UniCredit SpA	5,146	49,177
Univest Financial Corp.	3,395	86,369
Veritex Holdings, Inc.	5,963	174,477
Washington Federal, Inc.	10,601	318,242
Washington Trust Bancorp, Inc.	1,889	91,371
Wells Fargo & Co.	30,939	1,211,881
WesBanco, Inc.	17,539	556,162
Western Alliance Bancorp	358	25,275
Westpac Banking Corp.	10,757	145,100
Wintrust Financial Corp.	194	15,549
Zions Bancorp NA	512	26,061

		58,916,923

Beverages — 1.6%
Ambev SA	275,806	706,188
Anadolu Efes Biracilik Ve Malt Sanayii A/S	38,198	62,448
Anheuser-Busch InBev SA	2,977	160,317
Arca Continental SAB de CV	35,256	232,299
Asahi Group Holdings Ltd.	500	16,443
Boston Beer Co., Inc., Class A(a)	32	9,695
Brown-Forman Corp., Class A	156	10,552
Brown-Forman Corp., Class B	17,949	1,259,302
Carlsberg A/S, Class B	406	51,888
Celsius Holdings, Inc.(a)(b)	2,960	193,170
China Resources Beer Holdings Co. Ltd.	50,000	373,649
Coca-Cola Co.	14,468	910,182
Coca-Cola Consolidated, Inc.	338	190,598
Coca-Cola Femsa SAB de CV	41,882	231,888
Coca-Cola Femsa SAB de CV, ADR	4,831	267,058
Coca-Cola HBC AG, Class DI	1,129	25,156
Constellation Brands, Inc., Class A(b)	245	57,100
Diageo PLC	7,252	313,233
Duckhorn Portfolio, Inc.(a)(b)	4,875	102,667
Fomento Economico Mexicano SAB de CV	52,829	356,651
Heineken Holding NV	384	27,896
Heineken NV	926	84,286
Hite Jinro Co. Ltd.	7,005	166,436
Jiangsu King’s Luck Brewery JSC Ltd., Class A	30,000	228,939
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	32,524	892,180
Keurig Dr. Pepper, Inc.	8,391	296,957
Kirin Holdings Co. Ltd.	1,300	20,536
Kweichow Moutai Co. Ltd., Class A	5,700	1,743,813
Luzhou Laojiao Co. Ltd., Class A	12,900	476,257
MGP Ingredients, Inc.	1,384	138,525
Monster Beverage Corp.(a)	255	23,638
National Beverage Corp.(b)	934	45,710
PepsiCo, Inc.	14,158	2,359,572
Pernod Ricard SA	968	178,959
Primo Water Corp.	25,982	347,639

4	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Beverages (continued)
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	4,200	$204,270
Varun Beverages Ltd.	14,059	141,147
Vita Coco Co., Inc.(a)(b)	3,473	34,001

		12,941,245

Biotechnology — 2.9%
2seventy bio, Inc.(a)	996	13,147
3SBio, Inc.(c)	616,000	490,841
4D Molecular Therapeutics, Inc.(a)	1,572	10,973
89bio, Inc.(a)	1,320	4,250
AbbVie, Inc.	13,627	2,087,111
Abeona Therapeutics, Inc.(a)	12,073	2,511
ACADIA Pharmaceuticals, Inc.(a)	10,782	151,918
ADMA Biologics, Inc.(a)(b)	46,625	92,317
Affimed NV(a)	11,343	31,420
Agenus, Inc.(a)	27,624	53,591
Agios Pharmaceuticals, Inc.(a)	6,971	154,547
Akebia Therapeutics, Inc.(a)	17,028	6,013
Akero Therapeutics, Inc.(a)	1,434	13,551
Akouos, Inc.(a)	1,837	8,616
Alector, Inc.(a)	7,735	78,588
Aligos Therapeutics, Inc.(a)	3,453	4,178
Alkermes PLC(a)	16,115	480,066
Allakos, Inc.(a)	13,729	42,972
Allogene Therapeutics, Inc.(a)(b)	13,894	158,392
Allovir, Inc.(a)	6,313	24,621
Alnylam Pharmaceuticals, Inc.(a)	744	108,512
ALX Oncology Holdings, Inc.(a)	4,071	32,934
Amgen, Inc.	7,111	1,730,106
Amicus Therapeutics, Inc.(a)	19,044	204,533
Apellis Pharmaceuticals, Inc.(a)(b)	7,659	346,340
Applied Molecular Transport, Inc.(a)	3,993	11,620
Applied Therapeutics, Inc.(a)	1,218	1,155
Aprea Therapeutics, Inc.(a)(b)	5,798	4,292
Aptinyx, Inc.(a)	12,794	7,138
AquaBounty Technologies, Inc.(a)	3	5
Arcturus Therapeutics Holdings, Inc.(a)	5,233	82,367
Arcus Biosciences, Inc.(a)	3,949	100,068
Arcutis Biotherapeutics, Inc.(a)	3,039	64,761
Argenx SE(a)	123	46,365
Arrowhead Pharmaceuticals, Inc.(a)	6,913	243,407
Assembly Biosciences, Inc.(a)	24,276	50,980
Astria Therapeutics, Inc.(a)	2,019	6,057
Atara Biotherapeutics, Inc.(a)	13,336	103,887
Athenex, Inc.(a)	8,143	3,334
Atossa Therapeutics, Inc.(a)	11,978	13,056
Atreca, Inc., Class A(a)	11,605	20,773
Aurinia Pharmaceuticals, Inc.(a)	3,609	36,270
Avidity Biosciences, Inc.(a)	7,268	105,604
Avrobio, Inc.(a)	3,970	3,652
Beam Therapeutics, Inc.(a)(b)	6,332	245,112
BeiGene Ltd., ADR(a)	924	149,549
Beyondspring, Inc.(a)(b)	6,288	9,055
BGI Genomics Co. Ltd., Class A	7,000	75,048
BioCryst Pharmaceuticals, Inc.(a)	8,806	93,167
Biogen, Inc.(a)	2,440	497,614
Biohaven Pharmaceutical Holding Co. Ltd.(a)	4,753	692,560
BioMarin Pharmaceutical, Inc.(a)	1,882	155,961
Bioxcel Therapeutics, Inc.(a)	3,669	48,431
Black Diamond Therapeutics, Inc.(a)	8,489	20,883
Bloomage Biotechnology Corp. Ltd., Class A	4,336	92,485
Bluebird Bio, Inc.(a)	4,734	19,599

Security	Shares	Value

Biotechnology (continued)
Blueprint Medicines Corp.(a)	7,849	$396,453
Bolt Biotherapeutics, Inc.(a)	1,792	3,656
Bridgebio Pharma, Inc.(a)	15,332	139,215
C4 Therapeutics, Inc.(a)	4,328	32,633
Cabaletta Bio, Inc.(a)	4,042	4,285
CareDx, Inc.(a)(b)	2,930	62,936
Caribou Biosciences, Inc.(a)(b)	4,033	21,899
Catalyst Biosciences, Inc.(a)	6,436	11,456
Celldex Therapeutics, Inc.(a)	906	24,426
Celltrion, Inc.	2,743	378,676
Centogene NV(a)	910	2,248
ChemoCentryx, Inc.(a)	3,788	93,867
Chongqing Zhifei Biological Products Co. Ltd., Class A	9,800	162,801
Cidara Therapeutics, Inc.(a)	14,886	7,273
Clovis Oncology, Inc.(a)(b)	15,342	27,616
Cogent Biosciences, Inc.(a)	2,793	25,193
Coherus Biosciences, Inc.(a)(b)	10,935	79,169
Corbus Pharmaceuticals Holdings, Inc.(a)	12,901	3,254
Cortexyme, Inc.(a)(b)	608	1,350
Corvus Pharmaceuticals, Inc.(a)(b)	5,735	5,678
CSL Ltd.	1,615	299,865
CTI BioPharma Corp.(a)	6,549	39,098
Cue Biopharma, Inc.(a)(b)	3,329	8,289
Cullinan Oncology, Inc.(a)	1,282	16,435
CureVac NV(a)(b)	182	2,477
Cytokinetics, Inc.(a)	4,872	191,421
Day One Biopharmaceuticals, Inc.(a)	1,234	22,089
Deciphera Pharmaceuticals, Inc.(a)	18,662	245,405
Denali Therapeutics, Inc.(a)(b)	10,927	321,582
DermTech, Inc.(a)	4,758	26,359
Dynavax Technologies Corp.(a)	5,280	66,475
Dyne Therapeutics, Inc.(a)	3,265	22,431
Editas Medicine, Inc.(a)(b)	11,960	141,487
Emergent BioSolutions, Inc.(a)(b)	6,735	209,054
Enanta Pharmaceuticals, Inc.(a)	3,007	142,141
Erasca, Inc.(a)	2,545	14,176
Exact Sciences Corp.(a)	1,236	48,686
Exagen, Inc.(a)	3,265	18,741
Exelixis, Inc.(a)	5,538	115,301
Exicure, Inc.	179	386
Fate Therapeutics, Inc.(a)	11,246	278,676
Fennec Pharmaceuticals, Inc.(a)	1,750	9,888
FibroGen, Inc.(a)	8,675	91,608
Foghorn Therapeutics, Inc.(a)(b)	2,487	33,823
Forma Therapeutics Holdings, Inc.(a)	5,467	37,668
Forte Biosciences, Inc.(a)	1,659	2,157
Frequency Therapeutics, Inc.(a)	4,657	6,986
G1 Therapeutics, Inc.(a)(b)	5,130	25,342
Galera Therapeutics, Inc.(a)(b)	4,076	5,299
Genmab A/S(a)	238	77,218
Gilead Sciences, Inc.	8,818	545,041
Global Blood Therapeutics, Inc.(a)	5,318	169,910
GlycoMimetics, Inc.(a)	5,325	3,184
Gossamer Bio, Inc.(a)	3,238	27,102
Green Cross Corp.	674	87,468
Grifols SA	444	8,420
Gritstone bio, Inc.(a)	11,781	28,510
Halozyme Therapeutics, Inc.(a)	10,816	475,904
Heron Therapeutics, Inc.(a)(b)	19,939	55,630
Homology Medicines, Inc.(a)	6,560	12,923
Horizon Therapeutics PLC(a)	2,058	164,146
Hugel, Inc.(a)	1,830	148,397

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) June 30, 2022	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
IGM Biosciences, Inc.(a)	1,536	$27,694
ImmunityBio, Inc.(a)(b)	11,043	41,080
ImmunoGen, Inc.(a)	18,587	83,641
Incyte Corp.(a)	1,160	88,125
Infinity Pharmaceuticals, Inc.(a)	6,021	3,807
Inhibrx, Inc.(a)	3,276	37,183
Inovio Pharmaceuticals, Inc.(a)(b)	18,125	31,356
Inozyme Pharma, Inc.(a)	892	4,255
Insmed, Inc.(a)	10,439	205,857
Intellia Therapeutics, Inc.(a)	6,059	313,614
Intercept Pharmaceuticals, Inc.(a)(b)	7,798	107,690
Ionis Pharmaceuticals, Inc.(a)	481	17,807
Iovance Biotherapeutics, Inc.(a)	7,605	83,959
Ironwood Pharmaceuticals, Inc.(a)	26,307	303,320
iTeos Therapeutics, Inc.(a)	1,090	22,454
IVERIC bio, Inc.(a)	3,129	30,101
Jounce Therapeutics, Inc.(a)	3,154	9,557
Karuna Therapeutics, Inc.(a)	1,629	206,085
Karyopharm Therapeutics, Inc.(a)	16,540	74,595
Kiniksa Pharmaceuticals Ltd., Class A(a)	23,163	224,449
Kinnate Biopharma, Inc.(a)	3,570	45,018
Kodiak Sciences, Inc.(a)	14,110	107,800
Kronos Bio, Inc.(a)	4,102	14,931
Krystal Biotech, Inc.(a)	992	65,135
Kura Oncology, Inc.(a)	5,419	99,330
Kymera Therapeutics, Inc.(a)(b)	2,402	47,295
Ligand Pharmaceuticals, Inc.(a)(b)	401	35,777
LogicBio Therapeutics, Inc.(a)	2,154	779
Lyell Immunopharma, Inc.(a)	3,268	21,307
MacroGenics, Inc.(a)	8,276	24,414
Madrigal Pharmaceuticals, Inc.(a)	1,045	74,801
MannKind Corp.(a)	23,905	91,078
Mersana Therapeutics, Inc.(a)	14,515	67,059
Mirati Therapeutics, Inc.(a)	144	9,667
Mirum Pharmaceuticals, Inc.(a)	3,369	65,561
Moderna, Inc.(a)	2,378	339,697
Molecular Templates, Inc.(a)	1,349	1,230
Morphic Holding, Inc.(a)	1,277	27,711
Mustang Bio, Inc.(a)	5,399	3,158
Myriad Genetics, Inc.(a)	12,620	229,305
Natera, Inc.(a)	1,307	46,320
Neurocrine Biosciences, Inc.(a)	614	59,853
NextCure, Inc.(a)	6,872	32,298
Nkarta, Inc.(a)(b)	1,579	19,453
Novavax, Inc.(a)(b)	1,535	78,945
Nurix Therapeutics, Inc.(a)	2,008	25,441
Nymox Pharmaceutical Corp.(a)	5,685	2,473
Ocugen, Inc.(a)(b)	14,692	33,351
Olema Pharmaceuticals, Inc.(a)	3,835	15,608
Oncorus, Inc.(a)(b)	2,121	2,672
Oncternal Therapeutics, Inc.(a)	4,499	4,994
Oyster Point Pharma, Inc.(a)	3,332	14,428
Passage Bio, Inc.(a)	8,451	19,944
PharmaResearch Co. Ltd.	1,498	77,901
Pieris Pharmaceuticals, Inc.(a)(b)	6,677	12,486
PMV Pharmaceuticals, Inc.(a)	3,522	50,188
Point Biopharma Global, Inc.(a)	3,274	22,296
Poseida Therapeutics, Inc.(a)(b)	5,208	13,437
Precigen, Inc.(a)	4,316	5,783
Precision BioSciences, Inc.(a)	9,626	15,402
Prelude Therapeutics, Inc.(a)	1,281	6,687
Prevail Therapeutics, Inc.(d)	1,105	553

Security	Shares	Value

Biotechnology (continued)
Prometheus Biosciences, Inc.(a)	2,078	$58,662
Prothena Corp. PLC(a)	1,050	28,507
PTC Therapeutics, Inc.(a)	10,456	418,867
Puma Biotechnology, Inc.(a)	7,912	22,549
Radius Health, Inc.(a)	2,221	23,032
RAPT Therapeutics, Inc.(a)	1,483	27,065
Recursion Pharmaceuticals, Inc., Class A(a)(b)	9,750	79,365
Regeneron Pharmaceuticals, Inc.(a)	727	429,752
REGENXBIO, Inc.(a)	3,859	95,317
Relay Therapeutics, Inc.(a)	9,580	160,465
Revolution Medicines, Inc.(a)(b)	3,817	74,393
Rhythm Pharmaceuticals, Inc.(a)(b)	1,968	8,167
Rigel Pharmaceuticals, Inc.(a)	21,910	24,758
Rocket Pharmaceuticals, Inc.(a)	10,168	139,912
Sage Therapeutics, Inc.(a)	1,669	53,909
Sana Biotechnology, Inc.(a)	9,625	61,889
Sangamo Therapeutics, Inc.(a)	28,020	116,003
Sarepta Therapeutics, Inc.(a)	286	21,439
Seagen, Inc.(a)	930	164,554
Seres Therapeutics, Inc.(a)	4,888	16,766
Shattuck Labs, Inc.(a)	2,210	8,973
Sierra Oncology, Inc.(a)	822	45,202
Sigilon Therapeutics, Inc.(a)	2,256	1,872
Solid Biosciences, Inc.(a)	34,854	21,456
Sorrento Therapeutics, Inc.(a)(b)	67,965	136,610
Spectrum Pharmaceuticals, Inc.(a)	19,129	14,921
SpringWorks Therapeutics, Inc.(a)(b)	2,386	58,743
SQZ Biotechnologies Co.(a)	1,471	4,678
Stoke Therapeutics, Inc.(a)	966	12,761
Surface Oncology, Inc.(a)	4,415	7,241
Sutro Biopharma, Inc.(a)	4,252	22,153
Syndax Pharmaceuticals, Inc.(a)	1,460	28,090
Taysha Gene Therapies, Inc.(a)	3,969	14,765
TCR2 Therapeutics, Inc.(a)	4,603	13,349
TG Therapeutics, Inc.(a)	9,250	39,312
Tonix Pharmaceuticals Holding Corp.(a)	1,950	3,081
Travere Therapeutics, Inc.(a)	5,004	121,247
Turning Point Therapeutics, Inc.(a)	3,866	290,916
Twist Bioscience Corp.(a)	6,425	224,618
Tyme Technologies, Inc.(a)	16,692	4,674
Ultragenyx Pharmaceutical, Inc.(a)	2,648	157,980
United Therapeutics Corp.(a)	152	35,817
UNITY Biotechnology, Inc.(a)	5,174	2,916
UroGen Pharma Ltd.(a)(b)	1,960	16,052
Vaxcyte, Inc.(a)	822	17,887
Veracyte, Inc.(a)(b)	8,904	177,190
Vericel Corp.(a)	2,395	60,306
Vertex Pharmaceuticals, Inc.(a)	1,652	465,517
Verve Therapeutics, Inc.(a)(b)	3,512	53,663
Vincerx Pharma, Inc.(a)	1,674	2,210
Vir Biotechnology, Inc.(a)	6,421	163,543
Voyager Therapeutics, Inc.(a)(b)	2,265	13,386
Xencor, Inc.(a)	2,601	71,189
Y-mAbs Therapeutics, Inc.(a)	3,175	48,038
Yumanity Therapeutics, Inc.(a)(b)	2,431	4,424
Zai Lab Ltd., ADR(a)	2,035	70,574
Zentalis Pharmaceuticals, Inc.(a)	2,513	70,615
Zogenix, Inc.	4,305	2,927

		23,450,047

Building Products — 0.7%
A O Smith Corp.	922	50,415
Advanced Drainage Systems, Inc.	211	19,005

6	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Building Products (continued)
Allegion PLC	921	$90,166
Armstrong World Industries, Inc.	163	12,218
Assa Abloy AB, Class B	6,782	144,728
Astral Ltd.	2,759	58,027
AZEK Co., Inc.(a)	385	6,445
Builders FirstSource, Inc.(a)(b)	7,784	418,001
Carlisle Cos., Inc.	177	42,234
Carrier Global Corp.	6,086	217,027
Cie de Saint-Gobain	2,069	89,400
Cornerstone Building Brands, Inc.(a)	2,272	55,641
Daikin Industries Ltd.	900	144,503
Fortune Brands Home & Security, Inc.	1,753	104,970
Geberit AG, Registered Shares	102	49,072
Gibraltar Industries, Inc.(a)	4,571	177,126
Griffon Corp.	1,417	39,718
Hayward Holdings, Inc.(a)	244	3,511
JELD-WEN Holding, Inc.(a)	12,189	177,837
Johnson Controls International PLC	5,722	273,969
Kingspan Group PLC	571	34,335
Lennox International, Inc.	1,302	268,980
Lixil Corp.	2,300	43,230
Masco Corp.(b)	15,973	808,234
Masonite International Corp.(a)	1,920	147,514
Nibe Industrier AB, B Shares	2,097	15,808
Owens Corning	8,073	599,905
Resideo Technologies, Inc.(a)	6,939	134,755
ROCKWOOL A/S, B Shares	263	59,710
Simpson Manufacturing Co., Inc.(b)	3,351	337,144
TOTO Ltd.	600	19,867
Trane Technologies PLC	2,567	333,376
Trex Co., Inc.(a)	397	21,605
UFP Industries, Inc.(b)	10,464	713,017
Zurn Water Solutions Corp.	8,919	242,954

		5,954,447

Capital Markets — 1.4%
3i Group PLC	2,475	33,546
Abrdn PLC	4,951	9,664
Affiliated Managers Group, Inc.	139	16,207
Ameriprise Financial, Inc.	126	29,948
Amundi SA(c)	391	21,527
Ares Management Corp., Class A	489	27,805
Artisan Partners Asset Management, Inc., Class A	7,334	260,870
ASX Ltd.	507	28,658
B3 SA - Brasil Bolsa Balcao	133,724	280,048
Bakkt Holdings, Inc.(a)(b)	8,473	17,793
Bank of New York Mellon Corp.	19,540	815,013
Blackstone, Inc.	3,252	296,680
Brightsphere Investment Group, Inc.	1,115	20,081
Charles Schwab Corp.	14,381	908,592
China International Capital Corp. Ltd., Class A	49,400	329,426
China International Capital Corp. Ltd., Class H(c)	45,200	96,513
CITIC Securities Co. Ltd., Class H	45,000	100,871
CME Group, Inc., Class A	2,695	551,667
Cohen & Steers, Inc.	3,373	214,489
Cowen, Inc., Class A(b)	4,800	113,712
Credit Suisse Group AG, Registered Shares	8,665	49,459
CSC Financial Co. Ltd., Class H(c)	82,500	87,556
Deutsche Bank AG, Registered Shares	5,870	51,584
Deutsche Boerse AG	783	131,487
Donnelley Financial Solutions, Inc.(a)	2,272	66,547
EQT AB	1,178	24,212
Euronext NV(c)	227	18,617

Security	Shares	Value

Capital Markets (continued)
Evercore, Inc., Class A	131	$12,263
Federated Hermes, Inc.	2,805	89,171
Founder Securities Co. Ltd., Class A	209,100	210,027
GCM Grosvenor, Inc., Class A	5,205	35,654
Goldman Sachs Group, Inc.	1,604	476,420
Hamilton Lane, Inc., Class A	3,507	235,600
Hargreaves Lansdown PLC	965	9,311
Hong Kong Exchanges & Clearing Ltd.	2,800	138,477
Houlihan Lokey, Inc.	6,379	503,494
Interactive Brokers Group, Inc., Class A	275	15,128
Intercontinental Exchange, Inc.	4,849	456,000
Investec Ltd.	15,504	83,739
Janus Henderson Group PLC	579	13,612
Japan Exchange Group, Inc.	1,800	26,090
Jefferies Financial Group, Inc.	734	20,273
Lazard Ltd., Class A	308	9,982
London Stock Exchange Group PLC	1,073	100,123
Macquarie Group Ltd.	1,189	135,375
Moelis & Co., Class A(b)	14,818	583,088
Moody’s Corp.	1,270	345,402
Morgan Stanley	3,443	261,875
Morningstar, Inc.	80	19,346
MSCI, Inc.	175	72,126
Nasdaq, Inc.	114	17,390
Nomura Holdings, Inc.	10,700	38,874
Northern Trust Corp.	1,422	137,195
Open Lending Corp., Class A(a)(b)	8,545	87,415
Partners Group Holding AG	75	67,732
Piper Sandler Cos.,	3,745	424,533
PJT Partners, Inc., Class A	3,185	223,842
Raymond James Financial, Inc.	509	45,510
S&P Global, Inc.	1,175	396,046
Schroders PLC	612	19,992
Silvercrest Asset Management Group, Inc., Class A	2,743	45,013
SooChow Securities Co. Ltd., Class A	62,900	65,229
St. James’s Place PLC	2,023	27,220
State Street Corp.	4,975	306,709
Stifel Financial Corp.	12,216	684,340
T Rowe Price Group, Inc.	325	36,923
UBS Group AG, Registered Shares	9,936	160,633
Virtu Financial, Inc., Class A	301	7,046
Virtus Investment Partners, Inc.	995	170,165

		11,416,955

Chemicals — 2.3%
AdvanSix, Inc.	2,094	70,023
Air Liquide SA	1,508	202,981
Air Products & Chemicals, Inc.	97	23,327
Akzo Nobel NV	2,577	168,530
Albemarle Corp.	1,116	233,222
Asahi Kasei Corp.(b)	5,600	42,601
Ashland Global Holdings, Inc.	177	18,240
Asian Paints Ltd.	14,802	506,758
Avient Corp.	12,061	483,405
Axalta Coating Systems Ltd.(a)	698	15,433
Balchem Corp.	897	116,377
BASF SE	3,538	154,795
Cabot Corp.	8,076	515,168
CF Industries Holdings, Inc.	921	78,957
Chemours Co.	548	17,547
Chr Hansen Holding A/S	432	31,535
Coromandel International Ltd.	6,356	76,713
Corteva, Inc.	6,573	355,862

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) June 30, 2022	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Croda International PLC	714	$56,436
Diversey Holdings Ltd.(a)	263	1,736
DuPont de Nemours, Inc.(b)	4,767	264,950
Ecolab, Inc.	10,955	1,684,441
Ecovyst, Inc.	7,607	74,929
Element Solutions, Inc.	793	14,115
EMS-Chemie Holding AG, Registered Shares	46	34,330
Evonik Industries AG	2,921	62,644
FMC Corp.	2,578	275,872
Formosa Plastics Corp.	112,000	408,961
Givaudan SA, Registered Shares	20	70,494
Gujarat Fluorochemicals Ltd.	1,568	55,334
Hawkins, Inc.	5,065	182,492
HB Fuller Co.(b)	5,856	352,590
Huntsman Corp.	4,071	115,413
Indorama Ventures PCL, NVDR	105,000	139,925
Ingevity Corp.(a)	6,287	396,961
Innospec, Inc.	4,940	473,203
International Flavors & Fragrances, Inc.	2,981	355,097
Intrepid Potash, Inc.(a)	821	37,183
KCC Corp.	235	52,138
Kolon Industries, Inc.	3,344	135,189
Koninklijke DSM NV	177	25,355
LG Chem Ltd.	1,842	731,793
Linde PLC(a)	4,923	1,415,510
Livent Corp.(a)(b)	16,587	376,359
LSB Industries, Inc.(a)	2,721	37,713
LyondellBasell Industries NV, Class A	3,305	289,055
Mosaic Co.	3,365	158,929
Nan Ya Plastics Corp.	114,000	318,219
NewMarket Corp.	22	6,621
Novozymes A/S, B Shares	909	54,706
Orbia Advance Corp. SAB de CV	77,973	182,472
Petronas Chemicals Group Bhd	62,600	127,829
PhosAgro PJSC(d)	63	—
PhosAgro PJSC, GDR, Registered Shares(d)(e)	9,690	96
PPG Industries, Inc.	5,250	600,285
PureCycle Technologies, Inc.(a)	4,511	33,472
Quaker Chemical Corp.(b)	1,521	227,420
RPM International, Inc.	2,546	200,421
Sasol Ltd.(a)	21,270	490,465
Sasol Ltd., ADR(a)	4,468	103,032
Saudi Basic Industries Corp.	64,865	1,758,974
Scotts Miracle-Gro Co.(b)	141	11,138
Sensient Technologies Corp.	3,716	299,361
Shanghai Putailai New Energy Technology Co. Ltd., Class A	12,000	152,075
Shenzhen Capchem Technology Co. Ltd., Class A	48,660	383,340
Sherwin-Williams Co.	1,635	366,093
Shin-Etsu Chemical Co. Ltd.	1,400	157,375
Sika AG, Registered Shares	449	103,646
SRF Ltd.	10,940	313,315
Stepan Co.(b)	5,483	555,702
Symrise AG	911	99,358
Taiwan Fertilizer Co. Ltd.	171,000	367,638
Tata Chemicals Ltd.	6,771	68,265
Trinseo PLC(b)	2,165	83,266
Tronox Holdings PLC, Class A	7,400	124,320
TSRC Corp.	145,000	144,835

Security	Shares	Value

Chemicals (continued)
UPL Ltd.	11,191	$89,616
Valvoline, Inc.	624	17,990
Westlake Corp.	513	50,284

		18,882,250

Commercial Services & Supplies — 0.4%
ABM Industries, Inc.(b)	4,410	191,482
ACCO Brands Corp.	35,144	229,490
BrightView Holdings, Inc.(a)	8,981	107,772
Brink’s Co.	1,447	87,847
Cimpress PLC(a)	3,106	120,823
Cintas Corp.	544	203,200
Clean Harbors, Inc.(a)	174	15,255
Copart, Inc.(a)	272	29,556
CoreCivic, Inc.(a)	4,565	50,717
Driven Brands Holdings, Inc.(a)	184	5,067
HNI Corp.	1,510	52,382
IAA, Inc.(a)	462	15,140
KAR Auction Services, Inc.(a)	4,227	62,433
Kimball International, Inc., Class B	27,821	213,387
MSA Safety, Inc.	126	15,255
Rentokil Initial PLC	9,533	55,262
Republic Services, Inc.	1,286	168,299
Rollins, Inc.(b)	1,653	57,723
Saudi Airlines Catering Co.(a)	9,738	185,848
Secom Co. Ltd.	1,700	104,966
Steelcase, Inc., Class A	29,702	318,703
Stericycle, Inc.(a)	314	13,769
Tetra Tech, Inc.	7,459	1,018,526
Waste Connections, Inc.	143	17,726
Waste Management, Inc.	2,061	315,292

		3,655,920

Communications Equipment — 0.4%
Accton Technology Corp.	24,000	193,056
Applied Optoelectronics, Inc.(a)(b)	8,336	12,921
BYD Electronic International Co. Ltd.	31,000	98,110
Calix, Inc.(a)	6,464	220,681
Casa Systems, Inc.(a)	6,565	25,800
Ciena Corp.(a)	4,985	227,815
Cisco Systems, Inc.	3,266	139,262
CommScope Holding Co., Inc.(a)	688	4,211
Extreme Networks, Inc.(a)	9,608	85,703
Harmonic, Inc.(a)	6,244	54,136
Infinera Corp.(a)	17,645	94,577
Juniper Networks, Inc.	16,744	477,204
Lumentum Holdings, Inc.(a)(b)	249	19,776
Motorola Solutions, Inc.	354	74,198
NETGEAR, Inc.(a)(b)	9,880	182,978
NetScout Systems, Inc.(a)(b)	5,230	177,036
Nokia OYJ	7,886	36,552
Plantronics, Inc.(a)	1,793	71,146
Sercomm Corp.	120,000	327,543
Telefonaktiebolaget LM Ericsson, B Shares	2,512	18,762
Ubiquiti, Inc.(b)	22	5,461
Viasat, Inc.(a)	242	7,412
Viavi Solutions, Inc.(a)	4,605	60,924
Wistron NeWeb Corp.	77,000	179,383

8	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment (continued)
ZTE Corp., Class A	77,000	$294,587
ZTE Corp., Class H	106,400	248,845

		3,338,079

Construction & Engineering — 0.6%
ACS Actividades de Construccion y Servicios SA	1,232	30,026
AECOM	1,584	103,309
Ameresco, Inc., Class A(a)(b)	3,638	165,747
API Group Corp.(a)	1,580	23,653
Arcosa, Inc.	1,593	73,963
Bouygues SA	2,865	88,424
China Railway Group Ltd., Class H	315,000	194,997
China State Construction Engineering Corp. Ltd., Class A	71,800	57,078
Comfort Systems USA, Inc.	2,072	172,287
Daewoo Engineering & Construction Co. Ltd.(a)	37,630	169,955
Dycom Industries, Inc.(a)	2,852	265,350
Eiffage SA	1,303	117,869
EMCOR Group, Inc.	8,073	831,196
Ferrovial SA	3,034	77,196
Fluor Corp.(a)(b)	19,953	485,656
Granite Construction, Inc.(b)	3,106	90,509
Kajima Corp.	5,700	65,360
Larsen & Toubro Ltd.	18,924	375,147
MasTec, Inc.(a)	2,466	176,714
Matrix Service Co.(a)	9,863	49,907
MDU Resources Group, Inc.	691	18,650
Metallurgical Corp. of China Ltd., Class H	352,000	84,586
MYR Group, Inc.(a)	3,051	268,885
NCC Ltd.	137,431	94,147
Obayashi Corp.	7,900	57,459
Primoris Services Corp.(b)	4,144	90,173
Quanta Services, Inc.(b)	622	77,961
Shimizu Corp.	10,600	58,558
Taisei Corp.	3,100	96,658
Tutor Perini Corp.(a)	11,530	101,233
Valmont Industries, Inc.	72	16,173
Vinci SA	2,451	220,005
WillScot Mobile Mini Holdings Corp.(a)	11,252	364,790

		5,163,621

Construction Materials — 0.3%
Anhui Conch Cement Co. Ltd., Class H	31,000	134,538
Cemex SAB de CV(a)	533,790	207,841
CRH PLC	1,195	41,238
Dalmia Bharat Ltd.	10,742	175,340
Eagle Materials, Inc.	133	14,622
Holcim AG, Registered Shares	741	31,781
JK Cement Ltd.	2,131	57,122
Martin Marietta Materials, Inc.	1,644	491,951
Summit Materials, Inc., Class A(a)(b)	16,699	388,920
UltraTech Cement Ltd.	2,351	167,603
Vulcan Materials Co.	3,462	491,950

		2,202,906

Consumer Finance — 0.6%
Ally Financial, Inc.	7,131	238,960
American Express Co.	8,427	1,168,151
Bajaj Finance Ltd.	10,283	707,544
Capital One Financial Corp.	5,854	609,928
Credit Acceptance Corp.(a)	27	12,782
Discover Financial Services	3,437	325,071
Encore Capital Group, Inc.(a)	3,396	196,187

Security	Shares	Value

Consumer Finance (continued)
Enova International, Inc.(a)	2,944	$84,846
Ezcorp, Inc., Class A(a)	33,465	251,322
FirstCash Holdings, Inc.	1,897	131,860
Isracard Ltd.	1	3
LendingClub Corp.(a)	7,908	92,445
LendingTree, Inc.(a)	2,390	104,730
Lufax Holding Ltd., ADR	27,363	164,178
Navient Corp.(b)	11,400	159,486
OneMain Holdings, Inc.	375	14,018
Oportun Financial Corp.(a)	3,212	26,563
PRA Group, Inc.(a)(b)	6,786	246,739
PROG Holdings, Inc.(a)(b)	4,980	82,170
Regional Management Corp.	2,351	87,857
SLM Corp.	953	15,191
Synchrony Financial	4,733	130,725

		4,850,756

Containers & Packaging — 0.1%
AptarGroup, Inc.	225	23,222
Ardagh Metal Packaging SA	376	2,294
Berry Global Group, Inc.(a)	463	25,298
Graphic Packaging Holding Co.	967	19,824
Greif, Inc., Class A	4,567	284,890
International Paper Co.	15,621	653,426
O-I Glass, Inc.(a)	1,431	20,034
Packaging Corp. of America	766	105,325
Silgan Holdings, Inc.	287	11,867
Sonoco Products Co.	336	19,165

		1,165,345

Distributors — 0.0%
Pool Corp.	94	33,016

Diversified Consumer Services — 0.3%
2U, Inc.(a)(b)	12,988	135,984
ADT, Inc.	542	3,333
Adtalem Global Education, Inc.(a)	2,653	95,428
Bright Horizons Family Solutions, Inc.(a)	206	17,411
Chegg, Inc.(a)	8,398	157,715
Cogna Educacao(a)	920,383	376,352
Coursera, Inc.(a)	6,561	93,035
Duolingo, Inc.(a)	1,972	172,649
Frontdoor, Inc.(a)	2,706	65,161
Grand Canyon Education, Inc.(a)	136	12,810
H&R Block, Inc.(b)	564	19,921
Laureate Education, Inc., Class A(b)	14,918	172,601
Mister Car Wash, Inc.(a)(b)	263	2,861
Nerdy, Inc.(a)(b)	11,165	23,782
New Oriental Education & Technology Group, Inc.(a)	43,200	87,911
OneSpaWorld Holdings Ltd.(a)(b)	7,582	54,363
PowerSchool Holdings, Inc., Class A(a)	2,504	30,173
Service Corp. International	1,394	96,353
Strategic Education, Inc.(b)	2,163	152,665
Stride, Inc.(a)	3,489	142,316
TAL Education Group, ADR(a)	11,721	57,081
Terminix Global Holdings, Inc.(a)	415	16,870
Universal Technical Institute, Inc.(a)	5,992	42,723
YDUQS Participacoes SA	38,497	96,142

		2,125,640

Diversified Financial Services — 0.9%
Alerus Financial Corp.	2,021	48,120
Apollo Global Management, Inc.(b)	719	34,857
Berkshire Hathaway, Inc., Class B(a)	13,984	3,817,912

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) June 30, 2022	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Financial Services (continued)
Cannae Holdings, Inc.(a)	4,867	$94,128
Chailease Holding Co. Ltd.	85,050	596,749
Eurazeo SE	163	10,126
Far East Horizon Ltd.	109,000	91,561
FirstRand Ltd.(b)	223,035	858,334
Groupe Bruxelles Lambert SA	977	81,901
Investor AB, A Shares	1,331	23,973
Investor AB, B Shares	4,887	80,595
Jackson Financial, Inc., Class A	1,381	36,942
M&G PLC	13,903	32,960
ORIX Corp.	4,300	72,067
Voya Financial, Inc.	17,512	1,042,489

		6,922,714

Diversified Telecommunication Services — 0.8%
AT&T, Inc.	45,878	961,603
Bandwidth, Inc., Class A(a)	7,235	136,163
BT Group PLC	17,682	40,187
Cellnex Telecom SA(c)	1,274	49,582
Chunghwa Telecom Co. Ltd.	76,000	312,089
Cogent Communications Holdings, Inc.	3,511	213,328
Deutsche Telekom AG, Registered Shares	9,660	192,130
EchoStar Corp., Class A(a)(b)	8,504	164,127
Elisa OYJ	775	43,630
Emirates Telecommunications Group Co. PJSC	105,022	746,149
Hellenic Telecommunications Organization SA	24,553	428,815
IDT Corp., Class B(a)	4,971	125,021
Iridium Communications, Inc.(a)	19,064	716,044
Liberty Global PLC, Class A(a)	1,678	35,322
Liberty Global PLC, Class C(a)	2,633	58,163
Liberty Latin America Ltd., Class A(a)	7,988	62,306
Liberty Latin America Ltd., Class C(a)	9,030	70,344
Lumen Technologies, Inc.(b)	11,819	128,945
Nippon Telegraph & Telephone Corp.	2,800	80,453
Ooma, Inc.(a)	10,184	120,578
Orange SA	1,877	22,118
Saudi Telecom Co.	6,065	157,273
Telefonica SA	6,054	30,909
Telkom Indonesia Persero Tbk PT	1,392,800	374,684
Telkom Indonesia Persero Tbk PT, ADR	2,800	75,712
Verizon Communications, Inc.	24,148	1,225,511

		6,571,186

Electric Utilities — 1.1%
Acciona SA(b)	366	67,439
Adani Transmission Ltd.(a)	4,531	142,619
ALLETE, Inc.	4,498	264,392
Avangrid, Inc.(b)	196	9,040
CEZ A/S	7,448	336,069
CK Infrastructure Holdings Ltd.	20,500	125,930
Constellation Energy Corp.	3,165	181,228
Edison International	5,517	348,895
Electricite de France SA	7,587	62,318
Elia Group SA	457	64,903
Endesa SA	8,423	159,341
Enel SpA	47,639	261,263
Entergy Corp.	8,325	937,728
Eversource Energy	4,595	388,140
Exelon Corp.	10,955	496,481
Fortum OYJ	5,385	81,394
Hawaiian Electric Industries, Inc.	361	14,765
Iberdrola SA	34,071	354,727
Inter RAO UES PJSC(a)(d)	5,347,154	972
Korea Electric Power Corp.(a)	6,633	115,677

Security	Shares	Value

Electric Utilities (continued)
Light SA	113,891	$125,785
Manila Electric Co.	12,150	79,576
NextEra Energy, Inc.	23,097	1,789,094
NRG Energy, Inc.(b)	14,062	536,747
OGE Energy Corp.	3,279	126,438
Orsted A/S(c)	1,152	121,333
Otter Tail Corp.	1,086	72,903
PNM Resources, Inc.	6,442	307,799
Portland General Electric Co.	13,894	671,497
Red Electrica Corp. SA	138	2,612
SSE PLC	10,562	208,444
Tenaga Nasional Bhd	190,000	343,984
Terna - Rete Elettrica Nazionale	15,830	124,459
Verbund AG	678	66,646

		8,990,638

Electrical Equipment — 0.8%
ABB Ltd., Registered Shares	7,234	194,003
Acuity Brands, Inc.	119	18,331
AMETEK, Inc.	3,956	434,725
Array Technologies, Inc.(a)(b)	4,952	54,522
Atkore, Inc.(a)	5,040	418,370
AZZ, Inc.	2,111	86,171
Bizlink Holding, Inc.	38,000	394,997
Bloom Energy Corp., Class A(a)	14,626	241,329
ChargePoint Holdings, Inc.(a)(b)	781	10,692
Contemporary Amperex Technology Co. Ltd., Class A	10,700	857,426
Eaton Corp. PLC	6,482	816,667
Emerson Electric Co.	1,624	129,173
Encore Wire Corp.(b)	2,306	239,640
EnerSys	1,878	110,727
Enovix Corp.(a)	7,446	66,344
Eve Energy Co. Ltd., Class A	12,700	186,094
Fluence Energy, Inc.(a)(b)	117	1,109
FuelCell Energy, Inc.(a)(b)	12,043	45,161
Fuji Electric Co. Ltd.	200	8,269
GrafTech International Ltd.	11,443	80,902
Hubbell, Inc.	186	33,216
Legrand SA	1,916	142,260
LS Corp.	3,603	177,246
LS Electric Co. Ltd.	2,153	95,946
Mitsubishi Electric Corp.	7,100	76,319
Nidec Corp.	500	30,983
nVent Electric PLC	570	17,858
Regal Rexnord Corp.	1,013	114,996
Rockwell Automation, Inc.	262	52,219
Schneider Electric SE	1,862	221,867
Shoals Technologies Group, Inc., Class A(a)(b)	7,197	118,607
Siemens Energy AG(a)	1,905	28,077
Stem, Inc.(a)(b)	6,764	48,430
Sunrun, Inc.(a)(b)	4,602	107,503
Sunwoda Electronic Co. Ltd., Class A	53,300	252,681
TBEA Co. Ltd., Class A	47,700	195,779
TPI Composites, Inc.(a)	3,605	45,063
Vertiv Holdings Co.	1,101	9,050
Vestas Wind Systems A/S	4,792	101,887
Vicor Corp.(a)	363	19,867
Voltronic Power Technology Corp.	5,000	242,552

		6,527,058

Electronic Equipment, Instruments & Components — 1.5%
Avary Holding Shenzhen Co. Ltd., Class A	37,300	168,890
Avnet, Inc.	2,733	117,191
Azbil Corp.	2,400	63,275

10	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Badger Meter, Inc.	1,516	$122,629
Belden, Inc.	854	45,493
Benchmark Electronics, Inc.	10,288	232,097
CDW Corp.	1,221	192,381
Chroma ATE, Inc.	15,000	77,247
Cognex Corp.	888	37,758
Coherent, Inc.(a)	84	22,362
Corning, Inc.	1,431	45,091
Delta Electronics, Inc.	98,000	730,713
E Ink Holdings, Inc.	40,000	255,411
ePlus, Inc.(a)	7,836	416,248
Fabrinet(a)	275	22,303
Flex Ltd.(a)	3,534	51,137
Halma PLC	1,308	32,114
Hexagon AB, B Shares	5,146	53,771
Hon Hai Precision Industry Co. Ltd.	366,000	1,343,638
II-VI, Inc.(a)(b)	6,315	321,749
Insight Enterprises, Inc.(a)	4,566	393,954
IPG Photonics Corp.(a)	125	11,766
Itron, Inc.(a)	6,573	324,903
Jabil, Inc.	482	24,683
Keyence Corp.	700	240,057
Knowles Corp.(a)	21,717	376,356
Kyocera Corp.	1,200	64,148
Largan Precision Co. Ltd.	7,000	406,793
Littelfuse, Inc.	82	20,831
Lotes Co. Ltd.	7,000	157,499
MicroVision, Inc.(a)(b)	5,527	21,224
Murata Manufacturing Co. Ltd.	1,700	92,526
National Instruments Corp.	454	14,178
Novanta, Inc.(a)	634	76,885
OSI Systems, Inc.(a)(b)	6,768	578,258
PC Connection, Inc.(b)	7,068	311,345
Plexus Corp.(a)	1,342	105,347
Primax Electronics Ltd.	229,000	476,552
Rogers Corp.(a)	317	83,083
Samsung Electro-Mechanics Co. Ltd.	2,731	276,305
Samsung SDI Co. Ltd.	1,787	736,932
Sanmina Corp.(a)	7,790	317,287
ScanSource, Inc.(a)	11,247	350,232
Simplo Technology Co. Ltd.	29,000	248,876
Sunny Optical Technology Group Co. Ltd.	24,100	395,162
Taiwan Union Technology Corp.	101,000	190,897
TD SYNNEX Corp.(b)	143	13,027
TE Connectivity Ltd.	2,077	235,013
Teledyne Technologies, Inc.(a)	278	104,281
Trimble, Inc.(a)	1,566	91,188
Unimicron Technology Corp.	40,000	214,074
Vishay Intertechnology, Inc.	31,447	560,386
Vontier Corp.	579	13,311
Xiamen Faratronic Co. Ltd., Class A	4,400	135,147
Zebra Technologies Corp., Class A(a)	346	101,707

		12,115,711

Energy Equipment & Services — 0.6%
Archrock, Inc.	8,294	68,591
Baker Hughes Co., Class A	6,327	182,661
Borr Drilling Ltd.(a)	11,117	51,249
Cactus, Inc., Class A	2,324	93,588
ChampionX Corp.	19,449	386,063
Diamond Offshore Drilling, Inc.(a)	18,676	110,002
Expro Group Holdings NV(a)	2,544	29,307

Security	Shares	Value

Energy Equipment & Services (continued)
Halliburton Co.	26,406	$828,092
Helix Energy Solutions Group, Inc.	21,289	65,996
Helmerich & Payne, Inc.	6,523	280,881
Liberty Energy, Inc., Class A(a)	8,882	113,334
Nabors Industries Ltd.(a)	1,237	165,634
Natural Gas Services Group, Inc.(a)	3,703	40,733
Newpark Resources, Inc.(a)	5,681	17,554
NexTier Oilfield Solutions, Inc.(a)	11,912	113,283
Noble Corp.(a)	2,131	54,021
NOV, Inc.	1,342	22,693
Oceaneering International, Inc.(a)	29,264	312,540
Oil States International, Inc.(a)(b)	6,846	37,105
Patterson-UTI Energy, Inc.(b)	20,636	325,223
ProPetro Holding Corp.(a)	25,651	256,510
Schlumberger NV	23,525	841,254
Smart Sand, Inc.(a)	600	1,200
Tenaris SA	1,871	24,031
Tidewater, Inc.(a)	3,440	72,550
U.S. Silica Holdings, Inc.(a)	3,666	41,866
Valaris Ltd.(a)	5,839	246,639

		4,782,600

Entertainment — 0.9%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	28,600	91,082
Activision Blizzard, Inc.	4,372	340,404
AMC Entertainment Holdings, Inc., Class A(a)(b)	16,803	227,681
Bilibili, Inc., Class Z(a)	3,880	99,468
Bollore SE	13,028	60,733
Cinemark Holdings, Inc.(a)(b)	16,948	254,559
Electronic Arts, Inc.	3,361	408,866
Eros Media World PLC(a)	1,711	4,106
Gaia, Inc.(a)	4,042	17,178
Konami Holdings Corp.	200	11,080
Liberty Media Corp.-Liberty Formula One, Class A(a)	82	4,753
Liberty Media Corp.-Liberty Formula One, Class C(a)	2,529	160,516
Lions Gate Entertainment Corp., Class A(a)	11,787	109,737
Lions Gate Entertainment Corp., Class B(a)	6,277	55,426
Live Nation Entertainment, Inc.(a)	2,796	230,894
Madison Square Garden Entertainment Corp.(a)	364	19,154
Madison Square Garden Sports Corp.(a)	65	9,815
NCSoft Corp.	161	43,459
NetEase, Inc.	60,355	1,137,058
Netflix, Inc.(a)	3,150	550,840
Nexon Co. Ltd.	1,300	26,695
NHN Corp.(a)	734	15,802
Nintendo Co. Ltd.	400	172,022
Playtika Holding Corp.(a)	356	4,713
PVR Ltd.(a)	14,404	340,466
ROBLOX Corp., Class A(a)	5,801	190,621
Roku, Inc.(a)(b)	1,627	133,642
Sea Ltd., ADR(a)	895	59,840
Skillz, Inc.(a)(b)	79,742	98,880
Spotify Technology SA(a)	1,788	167,768
Take-Two Interactive Software, Inc.(a)	1,300	159,289
Tencent Music Entertainment Group, ADR(a)(b)	15,994	80,290
Toho Co. Ltd.	500	18,113
Universal Music Group NV	2,525	50,591
Walt Disney Co.(a)	15,754	1,487,178

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) June 30, 2022	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Entertainment (continued)
Warner Bros Discovery, Inc.(a)	28,400	$381,128
World Wrestling Entertainment, Inc., Class A(b)	148	9,248

		7,233,095

Equity Real Estate Investment Trusts (REITs) — 2.7%
Acadia Realty Trust	20,818	325,177
Agree Realty Corp.(b)	5,574	402,053
Alexander & Baldwin, Inc.(b)	4,635	83,198
Alexandria Real Estate Equities, Inc.	797	115,589
Alpine Income Property Trust, Inc.	3,002	53,796
American Assets Trust, Inc.	9,661	286,932
American Campus Communities, Inc.	472	30,430
American Homes 4 Rent, Class A	4,685	166,036
American Tower Corp.	3,153	805,875
Americold Realty Trust, Inc.(b)	914	27,457
Apartment Income REIT Corp.(b)	538	22,381
Apple Hospitality REIT, Inc.	1,447	21,227
Armada Hoffler Properties, Inc.	10,161	130,467
AvalonBay Communities, Inc.	679	131,896
Boston Properties, Inc.(b)	555	49,384
Braemar Hotels & Resorts, Inc.	60,667	260,261
Brandywine Realty Trust	14,051	135,452
British Land Co. PLC	2,045	11,187
Brixmor Property Group, Inc.	3,335	67,400
Camden Property Trust	383	51,506
CareTrust REIT, Inc.	3,993	73,631
Centerspace	3,230	263,406
Clipper Realty, Inc.	11,657	89,992
CorEnergy Infrastructure Trust, Inc.(b)	7,858	19,802
Corporate Office Properties Trust(b)	18,282	478,806
Cousins Properties, Inc.	508	14,849
Covivio	169	9,442
Creative Media & Community Trust Corp.	6,228	44,219
Crown Castle International Corp.	7,017	1,181,522
CTO Realty Growth, Inc.(b)	2,861	174,864
CubeSmart	751	32,083
Daiwa House REIT Investment Corp.	19	43,185
Dexus	4,445	27,334
DiamondRock Hospitality Co.(a)	4,332	35,566
Digital Realty Trust, Inc.	1,291	167,611
Douglas Emmett, Inc.(b)	570	12,757
Duke Realty Corp.	1,347	74,018
Easterly Government Properties, Inc.(b)	11,406	217,170
EastGroup Properties, Inc.	5,414	835,543
Empire State Realty Trust, Inc., Class A(b)	11,000	77,330
EPR Properties	254	11,920
Equinix, Inc.	1,007	661,619
Equity LifeStyle Properties, Inc.	594	41,859
Equity Residential	5,616	405,587
Essential Properties Realty Trust, Inc.(b)	18,728	402,465
Essex Property Trust, Inc.	659	172,335
Extra Space Storage, Inc.	2,585	439,760
Federal Realty OP LP	268	25,658
Fibra Uno Administracion SA de CV	107,991	107,564
First Industrial Realty Trust, Inc.	10,678	506,991
Four Corners Property Trust, Inc.	21,503	571,765
Gaming & Leisure Properties, Inc.	803	36,826
Gecina SA	240	22,524
GLP J-REIT	28	34,313
Goodman Group	5,636	69,592
Healthcare Realty Trust, Inc.(b)	13,616	370,355
Healthcare Trust of America, Inc., Class A	749	20,905

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Healthpeak Properties, Inc.	1,668	$43,218
Hersha Hospitality Trust(a)	4,400	43,164
Highwoods Properties, Inc.	352	12,035
Host Hotels & Resorts, Inc.	2,270	35,594
Hudson Pacific Properties, Inc.	508	7,539
Independence Realty Trust, Inc.(b)	11,306	234,373
Invitation Homes, Inc.	2,939	104,570
Iron Mountain, Inc.(b)	1,055	51,368
Japan Metropolitan Fund Invest	24	18,700
Japan Real Estate Investment Corp.	10	46,046
JBG SMITH Properties(b)	419	9,905
Kilroy Realty Corp.	398	20,827
Kimco Realty Corp.	1,929	38,136
Kite Realty Group Trust	15,766	272,594
Lamar Advertising Co., Class A	1,488	130,899
Land Securities Group PLC	3,870	31,405
Life Storage, Inc.	280	31,265
Link REIT	10,400	84,982
Macerich Co.(b)	16,111	140,327
Medical Properties Trust, Inc.(b)	1,945	29,700
Mid-America Apartment Communities, Inc.(b)	3,907	682,436
Mirvac Group	5,291	7,232
National Retail Properties, Inc.	602	25,886
National Storage Affiliates Trust	10,994	550,470
Necessity Retail REIT, Inc.	15,218	110,787
NexPoint Residential Trust, Inc.	3,159	197,469
Nippon Building Fund, Inc.	10	49,907
Nippon Prologis REIT, Inc.	4	9,852
Nomura Real Estate Master Fund, Inc.	22	27,480
Omega Healthcare Investors, Inc.	822	23,172
Orion Office REIT, Inc.(b)	194	2,126
Outfront Media, Inc.	30,922	524,128
Paramount Group, Inc.(b)	37,714	272,672
Park Hotels & Resorts, Inc.	804	10,910
Pebblebrook Hotel Trust(b)	1,128	18,691
Pennsylvania Real Estate Investment Trust(b)	1,203	4,030
Phillips Edison & Co., Inc.(b)	6,212	207,543
Physicians Realty Trust	4,038	70,463
Piedmont Office Realty Trust, Inc., Class A	18,484	242,510
PotlatchDeltic Corp.	8,495	375,394
Prologis, Inc.	11,174	1,314,621
PS Business Parks, Inc.	309	57,829
Public Storage	990	309,543
Rayonier, Inc.(b)	487	18,204
Realty Income Corp.	2,635	179,865
Regency Centers Corp.	461	27,342
Rexford Industrial Realty, Inc.(b)	553	31,847
RLJ Lodging Trust	14,485	159,770
RPT Realty	27,425	269,588
Ryman Hospitality Properties, Inc.(a)	5,551	422,043
Sabra Health Care REIT, Inc.	7,844	109,581
SBA Communications Corp.	1,254	401,343
Scentre Group	13,132	23,579
Segro PLC	4,657	55,594
Simon Property Group, Inc.	2,635	250,114
SITE Centers Corp.	16,500	222,255
SL Green Realty Corp.(b)	232	10,707
Spirit Realty Capital, Inc.	436	16,472
STAG Industrial, Inc.	3,387	104,591
STORE Capital Corp.	837	21,829
Sun Communities, Inc.	608	96,891
Sunstone Hotel Investors, Inc.(a)(b)	8,318	82,515

12	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Tanger Factory Outlet Centers, Inc.	7,429	$105,640
Terreno Realty Corp.	13,782	768,071
UDR, Inc.	1,363	62,753
Unibail-Rodamco-Westfield(a)	384	19,523
Ventas, Inc.	1,575	81,002
Veris Residential, Inc.(a)	9,298	123,106
VICI Properties, Inc.	3,608	107,482
Vornado Realty Trust	222	6,347
Washington Real Estate Investment Trust	6,972	148,573
Welltower, Inc.	1,801	148,312
Weyerhaeuser Co.	3,078	101,943
WP Carey, Inc.(b)	798	66,122

		21,677,674

Food & Staples Retailing — 0.7%
Albertsons Cos., Inc., Class A.	557	14,883
Andersons, Inc.(b)	5,887	194,212
Avenue Supermarts Ltd.(a)(c)	3,261	141,166
BJ’s Wholesale Club Holdings, Inc.(a)	5,674	353,604
Costco Wholesale Corp.	4,513	2,162,991
Grocery Outlet Holding Corp.(a)	299	12,746
Jeronimo Martins SGPS SA	7,566	164,018
Kesko OYJ, B Shares	720	17,039
Koninklijke Ahold Delhaize NV	3,472	90,373
Migros Ticaret A/S(a)	48,156	138,485
Natural Grocers by Vitamin Cottage, Inc.	1,834	29,252
Performance Food Group Co.(a)(b)	5,276	242,590
Pick n Pay Stores Ltd.	25,364	87,635
PriceSmart, Inc.	2,667	191,037
Shoprite Holdings Ltd.	46,497	566,520
SpartanNash Co.	805	24,287
Sprouts Farmers Market, Inc.(a)	10,608	268,595
Sun Art Retail Group Ltd.	514,000	167,737
U.S. Foods Holding Corp.(a)	757	23,225
United Natural Foods, Inc.(a)	2,650	104,410
Wal-Mart de Mexico SAB de CV	110,191	379,897
Weis Markets, Inc.	893	66,564

		5,441,266

Food Products — 1.1%
Almarai Co. JSC	22,951	321,168
AppHarvest, Inc.(a)(b)	6,517	22,744
Archer-Daniels-Midland Co.	1,707	132,463
AVI Ltd.	55,562	224,451
B&G Foods, Inc.(b)	1,387	32,983
Barry Callebaut AG, Registered Shares	12	26,849
Beyond Meat, Inc.(a)(b)	4,923	117,857
Bunge Ltd.	2,942	266,810
Calavo Growers, Inc.	1,179	49,188
Cal-Maine Foods, Inc.	3,698	182,718
China Mengniu Dairy Co. Ltd.	72,000	360,947
Chocoladefabriken Lindt & Spruengli AG, Registered Shares	1	104,855
Danone SA	858	48,050
Darling Ingredients, Inc.(a)	557	33,309
Flowers Foods, Inc.	642	16,897
Freshpet, Inc.(a)(b)	154	7,991
Grupo Bimbo SAB de CV, Series A	117,516	382,010
Hain Celestial Group, Inc.(a)	302	7,169
Hershey Co.	1,435	308,755
Hostess Brands, Inc.(a)	24,807	526,156
Ingredion, Inc.	230	20,277
IOI Corp. Bhd	82,300	71,703
J & J Snack Foods Corp.(b)	1,794	250,550

Security	Shares	Value

Food Products (continued)
J M Smucker Co.(b)	176	$22,530
Kerry Group PLC, Class A	317	30,315
Kuala Lumpur Kepong Bhd	14,300	71,184
Lamb Weston Holdings, Inc.	503	35,944
Lancaster Colony Corp.(b)	1,633	210,298
Landec Corp.(a)	9,812	97,826
Marfrig Global Foods SA	58,011	134,235
McCormick & Co., Inc.	4,110	342,157
MEIJI Holdings Co. Ltd.	700	34,396
Mondelez International, Inc., Class A	9,364	581,411
Nestle SA, Registered Shares	8,335	974,134
Pilgrim’s Pride Corp.(a)	163	5,090
Post Holdings, Inc.(a)	197	16,223
Sanderson Farms, Inc.	1,900	409,507
Sao Martinho SA	21,411	148,633
Seaboard Corp.	1	3,883
Seneca Foods Corp., Class A(a)	651	36,157
Sime Darby Plantation Bhd	176,500	173,444
Simply Good Foods Co.(a)	6,756	255,174
Sovos Brands, Inc.(a)	7,532	119,533
Tiger Brands Ltd.	26,707	233,175
Tingyi Cayman Islands Holding Corp.	188,000	323,091
Tongwei Co. Ltd., Class A	15,100	135,455
TreeHouse Foods, Inc.(a)	3,515	146,997
Tyson Foods, Inc., Class A	4,279	368,251
Uni-President China Holdings Ltd.	214,000	184,020
Uni-President Enterprises Corp.	126,000	284,093
Universal Robina Corp.	37,040	74,795
Vital Farms, Inc.(a)	11,281	98,709

		9,066,560

Gas Utilities — 0.7%
APA Group(f)	15,036	117,097
Atmos Energy Corp.(b)	1,501	168,262
Beijing Enterprises Holdings Ltd.	64,000	227,549
Brookfield Infrastructure Corp., Class A(b)	14,184	602,820
China Resources Gas Group Ltd.	48,800	227,477
ENN Energy Holdings Ltd.	35,700	590,075
Hong Kong & China Gas Co. Ltd.	28,380	30,628
Korea Gas Corp.	11,520	352,169
Kunlun Energy Co. Ltd.	284,000	232,894
National Fuel Gas Co.	299	19,749
Naturgy Energy Group SA	4,272	123,442
New Jersey Resources Corp.	4,485	199,717
Northwest Natural Holding Co.	3,925	208,417
ONE Gas, Inc.	5,121	415,774
Osaka Gas Co. Ltd.	5,100	97,743
Perusahaan Gas Negara Tbk PT	4,696,800	502,121
Petronas Gas Bhd	26,000	96,945
Snam SpA	39,493	207,195
South Jersey Industries, Inc.(b)	6,327	216,004
Southwest Gas Holdings, Inc.	5,014	436,619
Spire, Inc.	2,134	158,705
Tokyo Gas Co. Ltd.	5,100	105,693
Towngas Smart Energy Co. Ltd.	153,000	81,590

		5,418,685

Health Care Equipment & Supplies — 1.7%
Abbott Laboratories	16,531	1,796,093
Accuray, Inc.(a)	30,390	59,564
Align Technology, Inc.(a)(b)	1,544	365,418
Artivion, Inc.(a)	7,893	149,020
AtriCure, Inc.(a)	4,218	172,347
Atrion Corp.	268	168,534

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) June 30, 2022	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Axogen, Inc.(a)	3,418	$27,993
Axonics, Inc.(a)	3,597	203,842
Bausch & Lomb Corp.(a)	19,524	297,546
Baxter International, Inc.	2,219	142,526
Becton Dickinson & Co.	496	122,279
Boston Scientific Corp.(a)	32,939	1,227,637
Butterfly Network, Inc.(a)(b)	10,180	31,253
Cardiovascular Systems, Inc.(a)	5,347	76,783
Cerus Corp.(a)	27,291	144,369
CONMED Corp.	672	64,351
CryoPort, Inc.(a)	1,180	36,556
Cutera, Inc.(a)	1,313	49,238
DENTSPLY SIRONA, Inc.	475	16,972
DexCom, Inc.(a)	1,052	78,406
Edwards Lifesciences Corp.(a)	4,401	418,491
Embecta Corp.(a)(b)	196	4,963
Enovis Corp.(a)(b)	1,850	101,750
Envista Holdings Corp.(a)	554	21,351
Figs, Inc., Class A(a)	5,077	46,251
Glaukos Corp.(a)	3,174	144,163
Globus Medical, Inc., Class A(a)	269	15,102
Haemonetics Corp.(a)	3,575	233,019
Heska Corp.(a)	1,753	165,676
Hoya Corp.	1,100	94,141
ICU Medical, Inc.(a)	68	11,179
IDEXX Laboratories, Inc.(a)	1,228	430,696
Inari Medical, Inc.(a)(b)	1,844	125,374
Insulet Corp.(a)	123	26,807
Integer Holdings Corp.(a)	5,216	368,563
Integra LifeSciences Holdings Corp.(a)	248	13,399
Intuitive Surgical, Inc.(a)	977	196,094
iRhythm Technologies, Inc.(a)	2,392	258,408
Lantheus Holdings, Inc.(a)	5,282	348,770
LivaNova PLC(a)(b)	5,000	312,350
Masimo Corp.(a)	590	77,095
Medtronic PLC(b)	10,823	971,364
Merit Medical Systems, Inc.(a)	9,611	521,589
Natus Medical, Inc.(a)	4,790	156,968
Nemaura Medical, Inc.(a)	2,006	5,175
Neogen Corp.(a)(b)	7,685	185,132
Nevro Corp.(a)	3,730	163,486
NuVasive, Inc.(a)	5,396	265,267
Olympus Corp.	2,500	50,663
Omnicell, Inc.(a)(b)	4,702	534,853
Orthofix Medical, Inc.(a)	2,309	54,354
Outset Medical, Inc.(a)	1,648	24,489
Paragon 28, Inc.(a)(b)	2,295	36,422
Penumbra, Inc.(a)	119	14,818
Pulmonx Corp.(a)	1,666	24,524
QuidelOrtho Corp.(a)	767	74,537
ResMed, Inc.	215	45,070
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	69,600	80,893
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	8,300	389,291
Shockwave Medical, Inc.(a)	3,054	583,833
SI-BONE, Inc.(a)(b)	4,220	55,704
Siemens Healthineers AG(c)	821	41,860
Silk Road Medical, Inc.(a)	1,384	50,364
Smith & Nephew PLC	1,288	18,012
STAAR Surgical Co.(a)	4,504	319,469
Stryker Corp.	615	122,342

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Sysmex Corp.	400	$24,136
Tactile Systems Technology, Inc.(a)	4,036	29,463
Tandem Diabetes Care, Inc.(a)	212	12,548
Teleflex, Inc.	143	35,157
Terumo Corp.	1,200	36,301
Treace Medical Concepts, Inc.(a)	1,511	21,668
Varex Imaging Corp.(a)	6,456	138,094
ViewRay, Inc.(a)	10,765	28,527
ZimVie, Inc.(a)	69	1,105

		13,761,847

Health Care Providers & Services — 1.9%
1Life Healthcare, Inc.(a)(b)	23,165	181,614
Acadia Healthcare Co., Inc.(a)(b)	303	20,492
Accolade, Inc.(a)	5,999	44,393
AdaptHealth Corp.(a)	3,684	66,459
Addus HomeCare Corp.(a)	3,043	253,421
Agilon Health, Inc.(a)(b)	572	12,487
AlerisLife, Inc.(a)	2,992	3,590
Alignment Healthcare, Inc.(a)	7,689	87,731
Amedisys, Inc.(a)	110	11,563
AmerisourceBergen Corp.	4,256	602,139
AMN Healthcare Services, Inc.(a)	5,067	555,901
Apollo Medical Holdings, Inc.(a)	1,393	53,756
Aveanna Healthcare Holdings, Inc.(a)	22,492	50,832
Bangkok Dusit Medical Services PCL, NVDR	298,100	210,995
Brookdale Senior Living, Inc.(a)(b)	12,333	55,992
Cano Health, Inc.(a)(b)	4,987	21,843
Castle Biosciences, Inc.(a)	1,222	26,823
Chemed Corp.	52	24,408
Cigna Corp.	5,344	1,408,251
Clover Health Investments Corp.(a)(b)	26,449	56,601
Community Health Systems, Inc.(a)	6,990	26,213
Covetrus, Inc.(a)	7,470	155,003
Cross Country Healthcare, Inc.(a)	5,342	111,274
CVS Health Corp.	4,401	407,797
Dr. Sulaiman Al Habib Medical Services Group Co.	5,040	261,158
Elevance Health, Inc.	3,297	1,591,066
Encompass Health Corp.	335	18,777
Ensign Group, Inc.	8,979	659,687
Fleury SA	94,931	295,670
Fulgent Genetics, Inc.(a)	476	25,956
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	15,600	192,479
Guardant Health, Inc.(a)	308	12,425
Hanger, Inc.(a)	6,851	98,106
HealthEquity, Inc.(a)(b)	9,197	564,604
IHH Healthcare Bhd	109,800	160,685
Invitae Corp.(a)	38,831	94,748
LHC Group, Inc.(a)	2,582	402,121
Life Healthcare Group Holdings Ltd.	154,477	170,590
LifeStance Health Group, Inc.(a)(b)	3,874	21,539
McKesson Corp.	1,751	571,194
MEDNAX, Inc.(a)(b)	5,884	123,623
ModivCare, Inc.(a)	380	32,110
Molina Healthcare, Inc.(a)	1,143	319,594
Netcare Ltd.	203,653	179,802
Oak Street Health, Inc.(a)	336	5,524
OPKO Health, Inc.(a)	54,880	138,846
Option Care Health, Inc.(a)	13,600	377,944
Owens & Minor, Inc.(b)	4,915	154,577
Patterson Cos., Inc.(b)	6,531	197,889
PetIQ, Inc.(a)	7,089	119,024

14	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Premier, Inc., Class A	406	$14,486
Privia Health Group, Inc.(a)	2,684	78,158
Progyny, Inc.(a)	7,027	204,134
R1 RCM, Inc.(a)	6,430	134,773
RadNet, Inc.(a)	2,377	41,075
Select Medical Holdings Corp.(b)	6,228	147,105
Sema4 Holdings Corp.(a)	11,740	14,792
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	72,600	120,545
Sharps Compliance Corp.(a)	2,786	8,135
Signify Health, Inc., Class A(a)	220	3,036
Sinopharm Group Co. Ltd., Class H	46,000	111,372
Surgery Partners, Inc.(a)	737	21,314
Tenet Healthcare Corp.(a)	4,684	246,191
U.S. Physical Therapy, Inc.	214	23,369
UnitedHealth Group, Inc.	5,986	3,074,589

		15,482,390

Health Care Technology — 0.3%
Allscripts Healthcare Solutions, Inc.(a)(b)	21,466	318,341
American Well Corp., Class A(a)(b)	45,090	194,789
Certara, Inc.(a)	390	8,369
Change Healthcare, Inc.(a)	857	19,762
Definitive Healthcare Corp.(a)(b)	66	1,513
Evolent Health, Inc., Class A(a)	9,539	292,943
Health Catalyst, Inc.(a)(b)	12,799	185,458
Inspire Medical Systems, Inc.(a)	2,428	443,523
M3, Inc.	900	25,906
Multiplan Corp.(a)	38,608	211,958
NextGen Healthcare, Inc.(a)(b)	9,715	169,430
Phreesia, Inc.(a)(b)	5,990	149,810
Schrodinger, Inc.(a)	7,056	186,349
Teladoc Health, Inc.(a)(b)	6,709	222,806
Veeva Systems, Inc., Class A(a)	428	84,761

		2,515,718

Hotels, Restaurants & Leisure — 1.4%
Accel Entertainment, Inc.(a)	19,233	204,254
Alsea SAB de CV(a)	120,431	228,052
Bally’s Corp.(a)(b)	1,849	36,573
Biglari Holdings, Inc., Class B(a)	397	48,712
BJ’s Restaurants, Inc.(a)	5,352	116,031
BK Brasil Operacao e Assessoria a Restaurantes SA(a)	43,018	45,702
Bloomin’ Brands, Inc.	16,149	268,396
Booking Holdings, Inc.(a)	146	255,353
Boyd Gaming Corp.(b)	281	13,980
Brinker International, Inc.(a)(b)	1,606	35,380
Caesars Entertainment, Inc.(a)	272	10,418
Carnival Corp.(a)	2,789	24,125
Century Casinos, Inc.(a)	2,317	16,682
Cheesecake Factory, Inc.(b)	5,041	133,183
Chipotle Mexican Grill, Inc.(a)	112	146,413
Choice Hotels International, Inc.(b)	2,658	296,713
Churchill Downs, Inc.	127	24,324
Chuy’s Holdings, Inc.(a)	1,649	32,848
Compass Group PLC	7,175	147,313
Cracker Barrel Old Country Store, Inc.(b)	2,323	193,947
Darden Restaurants, Inc.	153	17,307
Dave & Buster’s Entertainment, Inc.(a)	5,496	180,159
Domino’s Pizza, Inc.(b)	180	70,148
DraftKings, Inc., Class A(a)	3,692	43,086
El Pollo Loco Holdings, Inc.(a)	7,922	77,952
Entain PLC(a)	1,124	17,105
Everi Holdings, Inc.(a)	7,874	128,425

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Evolution AB(c)	471	$43,088
Expedia Group, Inc.(a)	1,240	117,589
Flutter Entertainment PLC(a)	461	46,735
Galaxy Entertainment Group Ltd.	8,000	47,925
Golden Entertainment, Inc.(a)	1,583	62,608
Hilton Grand Vacations, Inc.(a)	8,592	306,992
Hilton Worldwide Holdings, Inc.	597	66,530
Huazhu Group Ltd., ADR	3,991	152,057
Hyatt Hotels Corp., Class A(a)	170	12,565
InterContinental Hotels Group PLC	808	42,944
International Game Technology PLC(b)	16,325	302,992
Jollibee Foods Corp.	33,620	124,567
Marriott International, Inc., Class A	1,161	157,908
Marriott Vacations Worldwide Corp.	143	16,617
McDonald’s Corp.	4,716	1,164,286
McDonald’s Holdings Co. Japan Ltd.	1,100	40,068
Norwegian Cruise Line Holdings Ltd.(a)	1,265	14,067
OPAP SA	22,734	326,993
Oriental Land Co. Ltd.	700	97,756
Papa John’s International, Inc.(b)	4,796	400,562
Penn National Gaming, Inc.(a)	1,307	39,759
Planet Fitness, Inc., Class A(a)	286	19,451
PlayAGS, Inc.(a)	5,959	30,748
Red Rock Resorts, Inc., Class A	844	28,156
Royal Caribbean Cruises Ltd.(a)	2,187	76,348
Rush Street Interactive, Inc.(a)(b)	6,884	32,148
Scientific Games Corp., Class A	6,311	296,554
SeaWorld Entertainment, Inc.(a)	3,541	156,441
Shake Shack, Inc., Class A(a)	6,998	276,281
Six Flags Entertainment Corp.(a)	264	5,729
Starbucks Corp.	3,109	237,496
Target Hospitality Corp.(a)	11,268	64,340
Texas Roadhouse, Inc.(b)	10,307	754,472
Travel & Leisure Co.	27,338	1,061,261
Trip.com Group Ltd., ADR(a)	15,084	414,056
Wendy’s Co.(b)	6,545	123,570
Wingstop, Inc.(b)	4,820	360,391
Wyndham Hotels & Resorts, Inc.	316	20,767
Yum China Holdings, Inc.	13,276	643,886
Yum! Brands, Inc.	3,903	443,030

		11,442,314

Household Durables — 0.8%
Century Communities, Inc.	1,257	56,527
D.R. Horton, Inc.	8,591	568,638
Ethan Allen Interiors, Inc.(b)	11,242	227,201
GoPro, Inc., Class A(a)	25,554	141,314
Haier Smart Home Co. Ltd., Class H	43,200	160,788
Helen of Troy Ltd.(a)(b)	1,194	193,918
Installed Building Products, Inc.	949	78,919
iRobot Corp.(a)	3,935	144,611
KB Home	4,105	116,828
La-Z-Boy, Inc.(b)	2,651	62,855
Leggett & Platt, Inc.(b)	456	15,768
Lennar Corp., B Shares	54	3,170
Lennar Corp., Class A	10,097	712,545
LG Electronics, Inc.	2,924	199,406
Lovesac Co.(a)	589	16,198
M/I Homes, Inc.(a)	1,823	72,300
MDC Holdings, Inc.	16,364	528,721
Meritage Homes Corp.(a)	3,964	287,390
NVR, Inc.(a)	99	396,410
PulteGroup, Inc.	8,296	328,771

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) June 30, 2022	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Durables (continued)
Skyline Champion Corp.(a)	3,376	$160,090
Skyworth Group Ltd.	132,000	65,511
Sonos, Inc.(a)	12,934	233,329
Sony Group Corp.	3,700	301,760
Taylor Morrison Home Corp.(a)	7,366	172,070
Tempur Sealy International, Inc.(b)	610	13,036
Toll Brothers, Inc.(b)	374	16,680
TopBuild Corp.(a)	113	18,889
Tri Pointe Homes, Inc.(a)	20,329	342,950
Whirlpool Corp.(b)	3,188	493,726

		6,130,319

Household Products — 0.8%
Central Garden & Pet Co.(a)	833	35,336
Central Garden & Pet Co., Class A(a)	12,664	506,687
Clorox Co.	176	24,812
Colgate-Palmolive Co.	18,250	1,462,555
Energizer Holdings, Inc.(b)	9,421	267,085
Henkel AG & Co. KGaA	269	16,527
Kimberly-Clark Corp.	1,217	164,478
Procter & Gamble Co.	25,509	3,667,939
Reckitt Benckiser Group PLC	2,167	162,985
Reynolds Consumer Products, Inc.	186	5,072
Spectrum Brands Holdings, Inc.	137	11,237
Unilever Indonesia Tbk PT	275,300	88,272
Vinda International Holdings Ltd.	33,000	84,646
WD-40 Co.(b)	922	185,654

		6,683,285

Independent Power and Renewable Electricity Producers — 0.3%
ACWA Power Co.(a)	2,102	83,860
Brookfield Renewable Corp., Class A	8,370	298,056
China Resources Power Holdings Co. Ltd.	68,000	140,458
Clearway Energy, Inc., Class A	11,557	369,477
Clearway Energy, Inc., Class C(b)	7,985	278,197
EDP Renovaveis SA	5,291	124,987
Energy Absolute PCL, NVDR	35,800	82,625
Huaneng Power International, Inc., Class A	82,600	87,011
Omega Energia SA(a)	116,129	266,277
Ormat Technologies, Inc.(b)	2,078	162,811
Sunnova Energy International, Inc.(a)(b)	13,407	247,091
Uniper SE	1,610	24,060
Vistra Corp.	7,239	165,411

		2,330,321

Industrial Conglomerates — 0.3%
CITIC Ltd.	234,000	238,543
CK Hutchison Holdings Ltd.	18,500	125,504
DCC PLC	1,130	70,305
Doosan Co. Ltd.	1,928	104,339
Far Eastern New Century Corp.	71,000	76,002
Fosun International Ltd.	175,500	162,152
General Electric Co.	755	48,071
Hitachi Ltd.	3,100	147,467
Industries Qatar QSC	63,668	277,829
Investment AB Latour, B Shares	976	19,386
Keppel Corp. Ltd.	8,700	40,643
Samsung C&T Corp.	1,524	145,092
Siemens AG, Registered Shares	2,649	272,308
Sime Darby Bhd	217,000	104,992
SM Investments Corp.	13,280	188,974

Security	Shares	Value

Industrial Conglomerates (continued)
Smiths Group PLC	1,400	$23,941
Toshiba Corp.	1,500	60,945

		2,106,493

Insurance — 1.7%
Admiral Group PLC	935	25,600
AIA Group Ltd.	36,800	402,098
Allianz SE, Registered Shares	1,038	198,995
Allstate Corp.	2,796	354,337
Ambac Financial Group, Inc.(a)	5,876	66,693
Aon PLC, Class A	167	45,037
Argo Group International Holdings Ltd.	1,979	72,946
Assured Guaranty Ltd.	231	12,888
Aviva PLC	12,895	63,163
AXA SA	3,504	80,037
Axis Capital Holdings Ltd.	265	15,129
BB Seguridade Participacoes SA	11,810	58,582
Bright Health Group, Inc.(a)(b)	24,663	44,887
Brighthouse Financial, Inc.(a)	266	10,911
BRP Group, Inc., Class A(a)	1,525	36,829
Cathay Financial Holding Co. Ltd.	69,000	118,154
China Life Insurance Co. Ltd., Class H	227,000	396,284
China Pacific Insurance Group Co. Ltd., Class H	152,400	374,295
China Taiping Insurance Holdings Co. Ltd.	102,600	126,729
CNA Financial Corp.	95	4,266
CNO Financial Group, Inc.	16,986	307,277
Crawford & Co., Class A	30,804	240,271
Discovery Ltd.(a)	14,316	112,724
Donegal Group, Inc., Class A	9,825	167,516
eHealth, Inc.(a)	6,459	60,263
Enstar Group Ltd.(a)	630	134,807
FedNat Holding Co.(a)	4,457	1,382
First American Financial Corp.	365	19,316
Fubon Financial Holding Co. Ltd.	79,000	158,897
Genworth Financial, Inc., Class A(a)	20,040	70,741
GoHealth, Inc., Class A(a)(b)	151	90
Goosehead Insurance, Inc., Class A(b)	958	43,752
Hanover Insurance Group, Inc.	123	17,989
Hanwha Life Insurance Co. Ltd.(a)	62,691	107,647
Hartford Financial Services Group, Inc.	668	43,707
HCI Group, Inc.	820	55,563
HDFC Life Insurance Co. Ltd.(c)	63,419	442,805
Heritage Insurance Holdings, Inc.	20,263	53,494
Investors Title Co.	307	48,165
Kemper Corp.	206	9,867
Kinsale Capital Group, Inc.(b)	877	201,394
Legal & General Group PLC	18,319	53,557
Lemonade, Inc.(a)(b)	14,471	264,240
Marsh & McLennan Cos., Inc.	7,037	1,092,494
MBIA, Inc.(a)	3,255	40,199
Mercury General Corp.(b)	91	4,031
MetLife, Inc.	21,496	1,349,734
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	274	64,814
New China Life Insurance Co. Ltd., Class H	35,300	99,343
Old Mutual Ltd.	213,728	144,858
Old Republic International Corp.	959	21,443
Oscar Health, Inc., Class A(a)	28,180	119,765
Palomar Holdings, Inc.(a)	829	53,388
PICC Property & Casualty Co. Ltd., Class H	138,000	143,907
Ping An Insurance Group Co. of China Ltd., Class H	310,000	2,133,805
Primerica, Inc.	135	16,158

16	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Progressive Corp.	233	$27,091
Prudential PLC	7,780	96,777
Reinsurance Group of America, Inc.	1,474	172,885
RenaissanceRe Holdings Ltd.	150	23,456
RLI Corp.	5,321	620,375
Root, Inc., Class A(a)	36,334	43,237
Sampo OYJ, A Shares	1,259	55,020
Sanlam Ltd.	37,748	122,690
Selective Insurance Group, Inc.	7,332	637,444
Selectquote, Inc.(a)	9,708	24,076
Tokio Marine Holdings, Inc.	1,300	75,806
Travelers Cos., Inc.	8,141	1,376,887
Trean Insurance Group, Inc.(a)	5,265	32,801
Trupanion, Inc.(a)(b)	3,021	182,045
Tryg A/S	981	22,102
United Insurance Holdings Corp.	7,811	12,185
Unum Group	702	23,882
White Mountains Insurance Group Ltd.(b)	10	12,461
Zurich Insurance Group AG	202	88,087

		14,056,570

Interactive Media & Services — 3.3%
Alphabet, Inc., Class A(a)	2,723	5,934,125
Alphabet, Inc., Class C(a)	2,335	5,107,696
Auto Trader Group PLC(c)	2,579	17,466
Autohome, Inc., ADR	2,071	81,452
Baidu, Inc., Class A(a)	69,310	1,312,953
Bumble, Inc., Class A(a)(b)	4,995	140,609
Cargurus, Inc.(a)	7,647	164,334
Eventbrite, Inc., Class A(a)	8,374	86,001
EverQuote, Inc., Class A(a)	6,631	58,618
fuboTV, Inc.(a)(b)	37,477	92,568
Kakao Corp.	5,088	275,694
Kuaishou Technology(a)(c)	49,400	555,191
Match Group, Inc.(a)	772	53,801
Meta Platforms, Inc., Class A(a)	19,715	3,179,044
NAVER Corp.	2,871	535,518
Outbrain, Inc.(a)	2,847	14,320
Pinterest, Inc., Class A(a)	1,692	30,727
QuinStreet, Inc.(a)	12,994	130,720
Tencent Holdings Ltd.	174,100	7,880,659
TripAdvisor, Inc.(a)	341	6,070
TrueCar, Inc.(a)	10,229	26,493
Twitter, Inc.(a)	2,110	78,893
Vimeo, Inc.(a)	7,517	45,252
Yelp, Inc.(a)(b)	8,995	249,791
Z Holdings Corp.	6,600	19,193
Ziff Davis, Inc.(a)	5,054	376,674
ZipRecruiter, Inc., Class A(a)	5,896	87,379

		26,541,241

Internet & Direct Marketing Retail — 2.6%
1-800-Flowers.com, Inc., Class A(a)	10,320	98,143
Alibaba Group Holding Ltd.(a)	439,060	6,263,359
Amazon.com, Inc.(a)	66,169	7,027,809
ContextLogic, Inc., Class A(a)	93,015	148,824
Coupang, Inc.(a)	2,317	29,542
Delivery Hero SE(a)(c)	420	15,845
eBay, Inc.	2,145	89,382
JD.com, Inc., Class A	55,036	1,773,426
Lands’ End, Inc.(a)	3,918	41,609
Meituan, Class B(a)(c)	105,500	2,632,677
MercadoLibre, Inc.(a)	128	81,519

Security	Shares	Value

Internet & Direct Marketing Retail (continued)
Naspers Ltd., N Shares	7,317	$1,068,915
Overstock.com, Inc.(a)(b)	6,475	161,940
Pinduoduo, Inc., ADR(a)	12,793	790,607
Porch Group, Inc.(a)(b)	6,159	15,767
Prosus NV	2,124	137,537
Qurate Retail, Inc., Series A	1,240	3,559
RealReal, Inc.(a)	12,154	30,263
Revolve Group, Inc.(a)	2,476	64,153
Shutterstock, Inc.	2,575	147,573
Stitch Fix, Inc., Class A(a)(b)	12,373	61,123
ThredUp, Inc., Class A(a)	10,521	26,303
Vipshop Holdings Ltd., ADR(a)(b)	20,270	200,470
Xometry, Inc., Class A(a)	2,012	68,267
Zalando SE(a)(c)	821	21,627

		21,000,239

IT Services — 2.5%
Accenture PLC, Class A	3,678	1,021,197
Adyen NV(a)(c)	76	109,678
Amadeus IT Group SA(a)	479	26,821
Amdocs Ltd.	424	35,323
Automatic Data Processing, Inc.	4,180	877,967
AvidXchange Holdings, Inc.(a)(b)	5,744	35,268
Backblaze, Inc., Class A(a)(b)	2,670	13,964
BigCommerce Holdings, Inc., Series-1(a)	3,334	54,011
Block, Inc.(a)	5,351	328,872
Bread Financial Holdings, Inc.	171	6,337
Broadridge Financial Solutions, Inc.	417	59,443
Capgemini SE	406	70,019
Cerberus Cyber Sentinel Corp.(a)	5,483	19,739
Cloudflare, Inc., Class A(a)	859	37,581
Cognizant Technology Solutions Corp., Class A	7,564	510,494
Concentrix Corp.	145	19,668
Conduent, Inc.(a)	41,159	177,807
CSG Systems International, Inc.	9,661	576,569
DigitalOcean Holdings, Inc.(a)	3,882	160,560
DXC Technology Co.(a)	839	25,430
EPAM Systems, Inc.(a)	140	41,269
Euronet Worldwide, Inc.(a)	174	17,503
EVERTEC, Inc.	1,218	44,920
ExlService Holdings, Inc.(a)	1,987	292,745
Fastly, Inc., Class A(a)(b)	5,149	59,780
Fidelity National Information Services, Inc.	6,117	560,745
Fiserv, Inc.(a)	2,128	189,328
FleetCor Technologies, Inc.(a)	73	15,338
Flywire Corp.(a)	4,391	77,413
Fujitsu Ltd.	700	87,590
Gartner, Inc.(a)	96	23,216
Genpact Ltd.	631	26,729
Global Payments, Inc.	4,657	515,250
Globant SA(a)	139	24,186
GMO Payment Gateway, Inc.	300	21,369
GoDaddy, Inc., Class A(a)	1,427	99,262
Grid Dynamics Holdings, Inc.(a)	1,686	28,359
Hackett Group, Inc.	6,647	126,094
HCL Technologies Ltd.	34,290	424,576
Infosys Ltd.	101,558	1,887,609
Infosys Ltd., ADR	33,786	625,379
International Business Machines Corp.	2,691	379,942
International Money Express, Inc.(a)	2,231	45,669
Itochu Techno-Solutions Corp.	500	12,294
Jack Henry & Associates, Inc.	256	46,085
Kyndryl Holdings, Inc.(a)	768	7,511

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) June 30, 2022	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Larsen & Toubro Infotech Ltd.(c)	3,113	$157,508
Marqeta, Inc., Class A(a)	34,399	278,976
Mastercard, Inc., Class A	5,894	1,859,439
Maximus, Inc.	1,071	66,948
MoneyGram International, Inc.(a)	2,293	22,930
MongoDB, Inc.(a)	297	77,072
Mphasis Ltd.	4,840	141,246
NEC Corp.	600	23,410
Nomura Research Institute Ltd.	2,000	53,673
NTT Data Corp.	2,900	40,231
Obic Co. Ltd.	700	99,544
Okta, Inc.(a)	330	29,832
Otsuka Corp.	1,600	47,617
Paya Holdings, Inc.(a)	2,539	16,681
Paychex, Inc.(b)	1,811	206,219
PayPal Holdings, Inc.(a)	13,379	934,389
Paysafe Ltd.(a)	1,229	2,397
Perficient, Inc.(a)	2,002	183,563
Remitly Global, Inc.(a)	3,223	24,688
Repay Holdings Corp.(a)(b)	7,413	95,257
Sabre Corp.(a)	13,205	76,985
Samsung SDS Co. Ltd.	514	51,619
SCSK Corp.	3,300	56,042
Shift4 Payments, Inc., Class A(a)(b)	147	4,860
Snowflake, Inc., Class A(a)	728	101,236
SolarWinds Corp.	126	1,292
Squarespace, Inc., Class A(a)	2,129	44,539
SS&C Technologies Holdings, Inc.	602	34,958
StoneCo Ltd., Class A(a)(b)	14,244	109,679
Switch, Inc., Class A	393	13,166
Tata Consultancy Services Ltd.	39,334	1,633,419
Tech Mahindra Ltd.	27,141	345,262
Thoughtworks Holding, Inc.(a)	143	2,018
TIS, Inc.	1,400	36,835
TTEC Holdings, Inc.(b)	4,097	278,145
Twilio, Inc., Class A(a)	485	40,648
Unisys Corp.(a)	4,314	51,897
Visa, Inc., Class A(b)	16,937	3,334,726
Western Union Co.	7,986	131,529
WEX, Inc.(a)	153	23,801

		20,581,185

Leisure Products — 0.1%
Bandai Namco Holdings, Inc.	300	21,178
Brunswick Corp.	264	17,260
Callaway Golf Co.(a)	7,152	145,901
Johnson Outdoors, Inc., Class A	500	30,580
Malibu Boats, Inc., Class A(a)	3,877	204,357
Mattel, Inc.(a)	1,201	26,818
Polaris, Inc.(b)	196	19,459
YETI Holdings, Inc.(a)	1,037	44,871

		510,424

Life Sciences Tools & Services — 1.4%
10X Genomics, Inc., Class A(a)	291	13,168
AbCellera Biologics, Inc.(a)	7,145	76,094
Adaptive Biotechnologies Corp.(a)	8,143	65,877
Agilent Technologies, Inc.	10,199	1,211,335
Akoya Biosciences, Inc.(a)	2,265	29,105
Avantor, Inc.(a)	5,073	157,770
Azenta, Inc.	251	18,097
Berkeley Lights, Inc.(a)	14,477	71,951
Bionano Genomics, Inc.(a)(b)	15,618	21,553

Security	Shares	Value

Life Sciences Tools & Services (continued)
Bio-Rad Laboratories, Inc., Class A(a)	160	$79,200
Bio-Techne Corp.	224	77,647
Bruker Corp.	4,487	281,604
Charles River Laboratories International, Inc.(a)	851	182,088
Codexis, Inc.(a)	7,633	79,841
Cytek Biosciences, Inc.(a)(b)	4,723	50,678
Danaher Corp.	7,101	1,800,246
Eurofins Scientific SE	404	31,907
Illumina, Inc.(a)	812	149,700
IQVIA Holdings, Inc.(a)	947	205,490
Lonza Group AG, Registered Shares	202	107,896
Maravai LifeSciences Holdings, Inc., Class A(a)	376	10,682
MaxCyte, Inc.(a)	4,433	20,968
Medpace Holdings, Inc.(a)	2,908	435,240
Mettler-Toledo International, Inc.(a)	438	503,161
NanoString Technologies, Inc.(a)(b)	6,075	77,152
Nautilus Biotechnology, Inc.(a)(b)	2,672	7,188
NeoGenomics, Inc.(a)	13,770	112,225
Pacific Biosciences of California, Inc.(a)(b)	18,685	82,588
PerkinElmer, Inc.	789	112,212
Personalis, Inc.(a)(b)	13,965	48,179
Pharmaron Beijing Co. Ltd., Class H(c)	9,450	94,920
QIAGEN NV(a)	2,105	99,115
Quanterix Corp.(a)	2,466	39,925
Quantum-Si, Inc.(a)	5,825	13,514
Repligen Corp.(a)	303	49,207
Samsung Biologics Co. Ltd.(a)(c)	474	289,788
Sartorius Stedim Biotech	77	24,295
Seer, Inc., Class A(a)(b)	4,189	37,492
Singular Genomics Systems, Inc.(a)(b)	863	3,297
Sotera Health Co.(a)	341	6,680
Syneos Health, Inc.(a)	8,865	635,443
Thermo Fisher Scientific, Inc.	3,900	2,118,792
Waters Corp.(a)	316	104,590
West Pharmaceutical Services, Inc.(b)	411	124,274
WuXi AppTec Co. Ltd., Class A	17,500	272,598
WuXi AppTec Co. Ltd., Class H(c)	30,148	403,319
Wuxi Biologics Cayman, Inc.(a)(c)	94,500	875,582

		11,313,673

Machinery — 1.8%
AGCO Corp.	214	21,122
Albany International Corp., Class A	791	62,323
Allison Transmission Holdings, Inc.	355	13,650
Alstom SA	2,022	46,171
Altra Industrial Motion Corp.	11,305	398,501
Ardagh Group SA(a)	56	657
Astec Industries, Inc.(b)	5,798	236,442
Atlas Copco AB, B Shares	3,380	28,321
Caterpillar, Inc.(b)	4,049	723,799
Chart Industries, Inc.(a)(b)	2,936	491,428
CNH Industrial NV	2,590	29,954
Crane Holdings Co.(b)	169	14,798
Cummins, Inc.	3,531	683,354
Daimler Truck Holding AG(a)	1,683	44,323
Deere & Co.	2,327	696,867
Desktop Metal, Inc., Class A(a)(b)	17,177	37,789
Donaldson Co., Inc.	1,364	65,663
Dover Corp.	542	65,755
EnPro Industries, Inc.	2,060	168,776
Epiroc AB, Class A	4,290	66,517
Esab Corp.(b)	159	6,956
ESCO Technologies, Inc.	1,443	98,658

18	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Evoqua Water Technologies Corp.(a)	9,439	$306,862
FANUC Corp.	200	31,348
Flowserve Corp.(b)	446	12,769
Fortive Corp.	695	37,794
Franklin Electric Co., Inc.	15,319	1,122,270
Gates Industrial Corp. PLC(a)(b)	326	3,524
Gencor Industries, Inc.(a)	5,434	55,209
Graco, Inc.	578	34,339
Hiwin Technologies Corp.	82,720	664,758
Hoshizaki Corp.	1,400	41,728
Hurco Cos., Inc.	1,217	30,109
Hyliion Holdings Corp.(a)(b)	20,862	67,176
Hyster-Yale Materials Handling, Inc.	2,475	79,745
Illinois Tool Works, Inc.	9,019	1,643,713
Iochpe Maxion SA	74,104	222,449
ITT, Inc.	297	19,970
John Bean Technologies Corp.	1,914	211,344
Kennametal, Inc.	18,189	422,530
KION Group AG	578	24,196
Komatsu Ltd.	2,800	62,348
Kone OYJ, Class B	3,031	144,867
Kubota Corp.	3,100	46,457
Lincoln Electric Holdings, Inc.	197	24,302
Lindsay Corp.	537	71,324
Makita Corp.	700	17,351
Manitowoc Co., Inc.(a)	16,019	168,680
Meritor, Inc.(a)	5,791	210,387
Microvast Holdings, Inc.(a)	13,128	29,144
Middleby Corp.(a)	189	23,693
Mueller Industries, Inc.	6,262	333,702
Nikola Corp.(a)(b)	19,129	91,054
Oshkosh Corp.	228	18,728
Otis Worldwide Corp.	1,487	105,086
PACCAR, Inc.	7,506	618,044
Parker-Hannifin Corp.	394	96,944
Pentair PLC	1,047	47,921
Proto Labs, Inc.(a)	3,488	166,866
RBC Bearings, Inc.(a)(b)	449	83,043
Sandvik AB	1,592	25,945
Schindler Holding AG	252	46,081
Schindler Holding AG, Registered Shares	224	40,342
Shyft Group, Inc.	2,281	42,404
SMC Corp.	100	44,514
Snap-on, Inc.(b)	617	121,568
SPX Corp.(a)	5,687	300,501
Stanley Black & Decker, Inc.(b)	3,844	403,082
Techtronic Industries Co. Ltd.	6,500	67,874
Tennant Co.	2,264	134,142
Terex Corp.	15,947	436,469
Timken Co.	2,257	119,734
Titan International, Inc.(a)	3,762	56,806
Toro Co.	361	27,360
Toyota Industries Corp.	700	43,405
Trinity Industries, Inc.(b)	4,643	112,453
Volvo AB, B Shares	3,333	51,859
Wabash National Corp.	3,713	50,423
Watts Water Technologies, Inc., Class A	4,282	526,001
Welbilt, Inc.(a)	11,043	262,934
Westinghouse Air Brake Technologies Corp.	648	53,188

Security	Shares	Value

Machinery (continued)
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	33,800	$319,731
Yaskawa Electric Corp.	1,100	35,528
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	476,600	255,101

		14,971,043

Marine — 0.2%
AP Moller - Maersk A/S, Class A	20	46,419
AP Moller - Maersk A/S, Class B	32	75,123
COSCO SHIPPING Holdings Co. Ltd., Class H	110,100	154,541
Eagle Bulk Shipping, Inc.(b)	1,264	65,576
Evergreen Marine Corp. Taiwan Ltd.	69,000	196,117
Genco Shipping & Trading Ltd.	3,842	74,228
Golden Ocean Group Ltd.(a)	10,713	124,699
Kirby Corp.(a)	204	12,411
Korea Line Corp.(a)	39,634	80,158
Kuehne & Nagel International AG, Registered Shares	170	40,393
Matson, Inc.	4,319	314,769
MISC Bhd	35,800	57,682
Precious Shipping PCL, NVDR	200,200	104,633

		1,346,749

Media — 0.9%
Altice USA, Inc., Class A(a)	20,910	193,417
AMC Networks, Inc., Class A(a)(b)	4,547	132,409
Cable One, Inc.(b)	98	126,353
Cardlytics, Inc.(a)(b)	3,383	75,475
Charter Communications, Inc., Class A(a)	1,874	878,025
Comcast Corp., Class A	55,878	2,192,653
ComScore, Inc.(a)	13,300	27,398
Cumulus Media, Inc., Class A(a)	3,764	29,096
Dentsu Group, Inc.	200	6,030
DISH Network Corp., Class A(a)(b)	1,855	33,260
Emerald Holding, Inc.(a)	7,770	31,624
Entravision Communications Corp., Class A	21,487	97,981
EW Scripps Co., Class A(a)	18,860	235,184
Fox Corp., Class A	32,487	1,044,782
Fox Corp., Class B(b)	3,326	98,782
Gannett Co., Inc.(a)	8,039	23,313
iHeartMedia, Inc., Class A(a)(b)	10,313	81,370
Informa PLC(a)	5,081	32,826
Interpublic Group of Cos., Inc.	5,636	155,159
Liberty Broadband Corp., Class A(a)	81	9,198
Liberty Broadband Corp., Class C(a)	1,610	186,180
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	1,734	62,493
Liberty Media Corp.-Liberty SiriusXM, Class C(a)	2,939	105,951
Loyalty Ventures, Inc.(a)	63	225
Magnite, Inc.(a)(b)	8,214	72,940
National CineMedia, Inc.(b)	13,432	12,306
New York Times Co., Class A	565	15,763
News Corp., Class A	3,029	47,192
News Corp., Class B(b)	415	6,594
Nexstar Media Group, Inc., Class A	712	115,971
Omnicom Group, Inc.	2,422	154,063
Paramount Global, Class A(b)	26	709
Paramount Global, Class B(b)	7,749	191,245
Pearson PLC	2,443	22,372
Publicis Groupe SA	592	29,115
Sinclair Broadcast Group, Inc., Class A(b)	7,813	159,385
Sirius XM Holdings, Inc.(b)	30,351	186,052
TechTarget, Inc.(a)	629	41,338

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) June 30, 2022	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
TEGNA, Inc.	18,776	$393,733
Thryv Holdings, Inc.(a)	1,520	34,033
Townsquare Media, Inc., Class A(a)(b)	5,405	44,267
Vivendi SE	4,675	47,708
WideOpenWest, Inc.(a)	4,252	77,429
WPP PLC	5,099	51,506

		7,562,905

Metals & Mining — 1.5%
Allegheny Technologies, Inc.(a)(b)	9,075	206,093
Alpha Metallurgical Resources, Inc.	1,053	135,974
Alrosa PJSC(a)(d)	667,929	121
Aluminum Corp. of China Ltd., Class H	216,000	81,196
Angang Steel Co. Ltd., Class H	818,000	306,243
Anglo American Platinum Ltd.	2,766	242,277
Anglo American PLC	18,458	660,899
AngloGold Ashanti Ltd.	13,698	202,253
AngloGold Ashanti Ltd., ADR(b)	4,507	66,659
Antofagasta PLC	4,429	62,542
APL Apollo Tubes Ltd.(a)	19,505	211,487
ArcelorMittal SA	900	20,183
Arconic Corp.(a)	9,094	255,087
BlueScope Steel Ltd.	3,644	40,152
Boliden AB	2,171	69,430
Carpenter Technology Corp.	966	26,961
Century Aluminum Co.(a)(b)	4,149	30,578
China Hongqiao Group Ltd.	252,500	284,452
Coeur Mining, Inc.(a)	44,111	134,097
Commercial Metals Co.(b)	10,884	360,260
Compass Minerals International, Inc.	1,365	48,307
Constellium SE(a)	19,116	252,522
Evolution Mining Ltd.	26,969	44,066
Freeport-McMoRan, Inc.	11,280	330,053
Glencore PLC	49,699	269,191
Gloria Material Technology Corp.	126,000	106,518
Gold Fields Ltd.	29,595	272,960
Gold Fields Ltd., ADR(b)	12,753	116,307
Grupo Mexico SAB de CV, Series B	15,464	64,034
Hecla Mining Co.	38,951	152,688
Hitachi Metals Ltd.(a)	2,100	31,790
Hochschild Mining PLC	52,450	61,712
Hycroft Mining Holding Corp.(a)	18,205	20,208
Impala Platinum Holdings Ltd.	20,697	229,622
JFE Holdings, Inc.	2,900	30,509
Kaiser Aluminum Corp.	914	72,288
Maanshan Iron & Steel Co. Ltd., Class H	716,000	217,535
Materion Corp.	962	70,928
Mineral Resources Ltd.	1,294	43,430
MMC Norilsk Nickel PJSC(d)	651	—
MP Materials Corp.(a)(b)	4,009	128,609
Newcrest Mining Ltd.	5,204	74,137
Nippon Steel Corp.	2,100	29,390
Northern Star Resources Ltd.	12,195	57,203
Novagold Resources, Inc.(a)	32,725	157,407
Olympic Steel, Inc.	3,046	78,434
POSCO Holdings, Inc.	3,903	696,050
POSCO Holdings, Inc., ADR	5,751	256,035
Reliance Steel & Aluminum Co.	214	36,350
Rio Tinto Ltd.	914	65,204
Rio Tinto PLC	3,160	188,926
Royal Gold, Inc.	225	24,025

Security	Shares	Value

Metals & Mining (continued)
Ryerson Holding Corp.	2,388	$50,841
Saudi Arabian Mining Co.(a)	36,890	492,356
Schnitzer Steel Industries, Inc., Class A	3,858	126,697
Severstal PAO(d)	6,166	1
Shandong Nanshan Aluminum Co. Ltd., Class A	141,600	78,191
Shougang Fushan Resources Group Ltd.	492,000	204,328
Sibanye Stillwater Ltd.	110,325	273,989
South32 Ltd.	41,059	111,257
Southern Copper Corp.(b)	4,004	199,439
Sumitomo Metal Mining Co. Ltd.	2,600	80,611
Timah Tbk PT	1,017,700	98,954
TimkenSteel Corp.(a)	3,227	60,377
U.S. Steel Corp.	891	15,958
Vale SA	100,054	1,463,687
Vedanta Ltd.	80,217	227,190
Warrior Met Coal, Inc.	4,441	135,939
Worthington Industries, Inc.(b)	3,616	159,466
Zijin Mining Group Co. Ltd., Class A	312,900	436,131
Zijin Mining Group Co. Ltd., Class H	354,000	430,778

		12,269,572

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp.(b)	1,805	19,981
Arbor Realty Trust, Inc.	29,656	388,790
Blackstone Mortgage Trust, Inc., Class A(b)	7,484	207,082
Chimera Investment Corp.(b)	3,212	28,330
Great Ajax Corp.	1,180	11,316
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(b)	4,531	171,544
New Residential Investment Corp.(b)	1,482	13,812
Redwood Trust, Inc.(b)	14,176	109,297
Starwood Property Trust, Inc.	992	20,723
TPG RE Finance Trust, Inc.	4,054	36,527

		1,007,402

Multiline Retail — 0.4%
Big Lots, Inc.(b)	2,182	45,757
Dillard’s, Inc., Class A(b)	689	151,973
Dollar General Corp.	2,781	682,569
Dollar Tree, Inc.(a)	1,192	185,773
Franchise Group, Inc.(b)	1,045	36,648
Hyundai Department Store Co. Ltd.	4,685	253,423
Kohl’s Corp.(b)	967	34,512
Macy’s, Inc.	10,569	193,624
Nordstrom, Inc.(b)	1,384	29,244
Ollie’s Bargain Outlet Holdings, Inc.(a)	216	12,690
Shinsegae, Inc.	2,621	441,223
Target Corp.	8,660	1,223,052
Woolworths Holdings Ltd.	44,127	147,146

		3,437,634

Multi-Utilities — 0.8%
Ameren Corp.	463	41,837
Avista Corp.	1,672	72,749
Black Hills Corp.	15,654	1,139,142
CMS Energy Corp.	18,755	1,265,963
Consolidated Edison, Inc.(b)	4,851	461,330
Dominion Energy, Inc.	400	31,924
DTE Energy Co.	9,532	1,208,181
E.ON SE	20,794	175,149
Engie SA	11,495	133,100
National Grid PLC	27,120	348,517
NorthWestern Corp.(b)	9,744	574,214

20	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Multi-Utilities (continued)
Public Service Enterprise Group, Inc.	9,171	$580,341
Sempra Energy(b)	3,311	497,544
Unitil Corp.	381	22,372

		6,552,363

Oil, Gas & Consumable Fuels — 3.5%
AKR Corporindo Tbk PT	1,244,700	86,058
Alto Ingredients, Inc.(a)	8,550	31,721
Ampol Ltd.	1,713	40,431
Antero Midstream Corp.	1,145	10,362
Antero Resources Corp.(a)	6,120	187,578
APA Corp.	5,310	185,319
Archaea Energy, Inc.(a)	3,536	54,914
Ardmore Shipping Corp.(a)	13,125	91,481
Bangchak Corp. PCL, NVDR	357,600	316,422
BP PLC, ADR	74,431	349,490
California Resources Corp.(b)	5,267	202,780
Callon Petroleum Co.(a)	3,897	152,762
Centennial Resource Development, Inc., Class A(a)	23,460	140,291
Cheniere Energy, Inc.	388	51,616
Chesapeake Energy Corp.	2,818	228,540
Chevron Corp.	14,159	2,049,940
China Petroleum & Chemical Corp., Class A	250,900	152,826
China Petroleum & Chemical Corp., Class H	1,082,000	487,549
Civitas Resources, Inc.(b)	3,509	183,486
Clean Energy Fuels Corp.(a)	21,146	94,734
CNX Resources Corp.(a)	18,332	301,745
Comstock Resources, Inc.(a)	5,930	71,634
ConocoPhillips	4,130	370,915
Continental Resources, Inc.	223	14,573
Coterra Energy, Inc.	1,669	43,044
CVR Energy, Inc.(b)	3,085	103,348
Delek U.S. Holdings, Inc.(a)	9,756	252,095
Denbury, Inc.(a)	3,856	231,321
Devon Energy Corp.	7,074	389,848
Diamondback Energy, Inc.	1,551	187,904
Dorian LPG Ltd.	3,236	49,187
DT Midstream, Inc.(a)	331	16,226
ENEOS Holdings, Inc.	18,100	68,107
Energy Fuels, Inc.(a)	15,022	73,758
Eni SpA	10,942	129,779
EOG Resources, Inc.(b)	10,724	1,184,359
EQT Corp.	564	19,402
Equitrans Midstream Corp.	34,446	219,077
Evolution Petroleum Corp.	30,424	166,115
Excelerate Energy, Inc., Class A(a)	1,013	20,179
Exxon Mobil Corp.	42,478	3,637,816
Frontline Ltd.(a)	8,171	72,395
Galp Energia SGPS SA	5,389	63,057
Gazprom PJSC, ADR(d)	61,959	23
Gevo, Inc.(a)(b)	8,992	21,131
Golar LNG Ltd.(a)	7,476	170,079
Green Plains, Inc.(a)	2,171	58,986
Hess Corp.	596	63,140
HF Sinclair Corp.	513	23,167
Idemitsu Kosan Co. Ltd.	1,000	23,889
Inpex Corp.	3,600	38,593
Kinder Morgan, Inc.	6,134	102,806
Kosmos Energy Ltd.(a)	26,249	162,481
Laredo Petroleum, Inc.(a)	1,051	72,456
LUKOIL PJSC(d)	17,286	3
LUKOIL PJSC, ADR(d)	14,527	3

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Lundin Energy AB	798	$15,756
Magnolia Oil & Gas Corp., Class A(b)	4,301	90,278
Marathon Oil Corp.	20,736	466,145
Marathon Petroleum Corp.	1,515	124,548
Matador Resources Co.(b)	11,355	529,029
MOL Hungarian Oil & Gas PLC	12,266	94,883
Murphy Oil Corp.(b)	16,765	506,135
Neste OYJ	2,495	110,980
New Fortress Energy, Inc.	91	3,601
Nordic American Tankers Ltd.(b)	11,529	24,557
Northern Oil & Gas, Inc.(b)	1,474	37,233
Novatek PJSC, GDR, Registered Shares(d)(e)	3,369	34
Oasis Petroleum, Inc.(b)	3,006	365,680
Occidental Petroleum Corp.(b)	5,727	337,206
Occidental Petroleum Corp.(a)	365	13,494
Oil & Natural Gas Corp. Ltd.	149,828	286,878
OMV AG	768	36,120
ONEOK, Inc.	1,398	77,589
Ovintiv, Inc.	11,332	500,761
Par Pacific Holdings, Inc.(a)	4,448	69,344
PBF Energy, Inc., Class A(a)(b)	10,017	290,693
PDC Energy, Inc.	3,032	186,802
PetroChina Co. Ltd., Class A	1,178,600	929,376
PetroChina Co. Ltd., Class H	1,004,000	470,882
Petroleo Brasileiro SA, ADR, Preference Shares	19,358	205,776
Phillips 66	4,780	391,912
Pioneer Natural Resources Co.(b)	599	133,625
Polskie Gornictwo Naftowe i Gazownictwo SA	55,723	71,082
PTT Exploration & Production PCL, NVDR	161,600	728,486
PTT PCL, NVDR	308,200	296,731
Rabigh Refining & Petrochemical Co.(a)	25,333	115,122
Range Resources Corp.(a)	5,187	128,378
Ranger Oil Corp., Class A(a)	1,034	33,988
Reliance Industries Ltd.	83,122	2,744,635
Repsol SA	4,416	65,101
REX American Resources Corp.(a)	298	25,270
SandRidge Energy, Inc.(a)	2,032	31,841
Santos Ltd.	14,065	71,312
Saudi Arabian Oil Co.(c)	102,715	1,061,569
Scorpio Tankers, Inc.	6,238	215,273
SFL Corp. Ltd.(b)	12,926	122,668
SM Energy Co.	12,062	412,400
Southwestern Energy Co.(a)	19,648	122,800
Star Petroleum Refining PCL	486,000	166,674
Talos Energy, Inc.(a)	7,956	123,079
Targa Resources Corp.	1,130	67,427
Tatneft PJSC(d)	79,242	14
Teekay Tankers Ltd., Class A(a)	3,283	57,879
Tellurian, Inc.(a)(b)	16,832	50,159
Texas Pacific Land Corp.	20	29,760
TotalEnergies SE	9,187	483,576
Ultrapar Participacoes SA	47,615	111,999
Ultrapar Participacoes SA, ADR(b)	27,149	63,800
Ur-Energy, Inc.(a)	12,570	13,324
Valero Energy Corp.	2,812	298,859
Vertex Energy, Inc.(a)	3,450	36,294
W&T Offshore, Inc.(a)	19,520	84,326
Whiting Petroleum Corp.	1,621	110,277
Williams Cos., Inc.	3,342	104,304

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) June 30, 2022	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Woodside Energy Group Ltd.	2,751	$60,463
World Fuel Services Corp.	9,340	191,096

		28,120,224

Paper & Forest Products — 0.0%
Dexco SA	33,985	64,094
Louisiana-Pacific Corp.	301	15,775
Nine Dragons Paper Holdings Ltd.	183,000	155,151
Sappi Ltd.(a)	29,998	99,313
Sylvamo Corp.	122	3,987

		338,320

Personal Products — 0.4%
Beauty Health Co.(a)(b)	1,221	15,702
BellRing Brands, Inc.(a)	8,078	201,061
Coty, Inc., Class A(a)	1,197	9,588
Edgewell Personal Care Co.	1,314	45,359
elf Beauty, Inc.(a)	1,242	38,105
Estee Lauder Cos., Inc., Class A	1,176	299,492
Hengan International Group Co. Ltd.	18,500	86,879
Herbalife Nutrition Ltd.(a)(b)	6,235	127,506
Hindustan Unilever Ltd.	10,264	291,021
Honest Co., Inc.(a)	4,757	13,890
Kao Corp.	600	24,330
LG H&H Co. Ltd.	599	314,712
L’Oreal SA	1,083	376,023
Medifast, Inc.(b)	1,931	348,565
Natural Health Trends Corp.	3	16
Nature’s Sunshine Products, Inc.(a)	2,873	30,655
Nu Skin Enterprises, Inc., Class A(b)	3,110	134,663
Olaplex Holdings, Inc.(a)(b)	277	3,903
Unilever PLC	8,597	391,850
USANA Health Sciences, Inc.(a)	1,406	101,738
Veru, Inc.(a)(b)	3,005	33,957
Yunnan Botanee Bio-Technology Group Co. Ltd.,
Class A	9,000	292,630

		3,181,645

Pharmaceuticals — 3.7%
Aclaris Therapeutics, Inc.(a)	6,903	96,366
Aerie Pharmaceuticals, Inc.(a)	5,702	42,765
Amneal Pharmaceuticals, Inc.(a)	13,679	43,499
Amphastar Pharmaceuticals, Inc.(a)	7,829	272,371
Arvinas, Inc.(a)	4,972	209,271
Aspen Pharmacare Holdings Ltd.	24,656	211,938
Astellas Pharma, Inc.	6,600	102,971
AstraZeneca PLC	4,741	625,441
Atea Pharmaceuticals, Inc.(a)	13,898	98,676
Axsome Therapeutics, Inc.(a)	1,118	42,819
Bristol-Myers Squibb Co.	23,162	1,783,474
Cassava Sciences, Inc.(a)(b)	3,367	94,680
Catalent, Inc.(a)(b)	2,231	239,364
China Medical System Holdings Ltd.	56,000	87,305
China Resources Pharmaceutical Group Ltd.(c)	356,000	241,756
China Traditional Chinese Medicine Holdings Co. Ltd.	136,000	84,444
Chugai Pharmaceutical Co. Ltd.	3,100	79,299
Collegium Pharmaceutical, Inc.(a)	3,969	70,331
Corcept Therapeutics, Inc.(a)	12,025	285,954
CSPC Pharmaceutical Group Ltd.	421,520	421,319
Cymabay Therapeutics, Inc.(a)	5,003	14,759
Daewon Pharmaceutical Co. Ltd.	4,585	54,778
Daiichi Sankyo Co. Ltd.	5,600	142,422

Security	Shares	Value

Pharmaceuticals (continued)
Dr Reddy’s Laboratories Ltd.	1,558	$86,854
Eisai Co. Ltd.	900	38,052
Elanco Animal Health, Inc.(a)	7,159	140,531
Eli Lilly & Co.	10,444	3,386,258
Endo International PLC(a)	21,487	10,007
Esperion Therapeutics, Inc.(a)	6,517	41,448
Flexion Therapy(d)	3,275	2,031
GSK PLC	17,757	382,691
Harmony Biosciences Holdings, Inc.(a)	3,147	153,479
Hikma Pharmaceuticals PLC	482	9,510
Innoviva, Inc.(a)	1,617	23,867
Intra-Cellular Therapies, Inc.(a)	7,164	408,921
Jazz Pharmaceuticals PLC(a)	936	146,025
Johnson & Johnson	27,386	4,861,289
Kyowa Kirin Co. Ltd.	1,300	29,350
Lannett Co., Inc.(a)(b)	9,376	5,440
Mega Lifesciences PCL, NVDR	202,300	289,327
Merck & Co., Inc.	33,179	3,024,929
Merck KGaA	566	96,006
Mind Medicine MindMed, Inc.(a)(b)	15,081	9,653
Nektar Therapeutics(a)(b)	616	2,341
NGM Biopharmaceuticals, Inc.(a)	8,749	112,162
Novartis AG, Registered Shares	6,702	568,199
Novo Nordisk A/S, Class B	4,681	519,134
Nuvation Bio, Inc.(a)(b)	14,412	46,695
Omeros Corp.(a)(b)	4,161	11,443
Ono Pharmaceutical Co. Ltd.	1,600	41,103
Optinose, Inc.(a)(b)	4,371	15,998
Oramed Pharmaceuticals, Inc.(a)	2,439	11,171
Organon & Co.	874	29,497
Orion OYJ, Class B	482	21,572
Otsuka Holdings Co. Ltd.	1,800	64,254
Pacira BioSciences, Inc.(a)	3,318	193,439
Perrigo Co. PLC	8,291	336,366
Pfizer, Inc.	67,712	3,550,140
Phathom Pharmaceuticals, Inc.(a)(b)	1,525	12,871
Phibro Animal Health Corp., Class A	6,136	117,382
Pliant Therapeutics, Inc.(a)	4,720	37,807
Prestige Consumer Healthcare, Inc.(a)	7,692	452,290
Provention Bio, Inc.(a)	2,579	10,316
Reata Pharmaceuticals, Inc., Class A(a)	2,058	62,543
Relmada Therapeutics, Inc.(a)	3,882	73,719
Revance Therapeutics, Inc.(a)(b)	7,322	101,190
Roche Holding AG	2,256	764,299
Royalty Pharma PLC, Class A	2,477	104,133
Sanofi	3,540	356,995
Shionogi & Co. Ltd.	600	30,623
SIGA Technologies, Inc.	2,760	31,961
Sihuan Pharmaceutical Holdings Group Ltd.	727,000	119,029
SSY Group Ltd.	314,000	168,153
Strides Pharma Science Ltd.	47,881	201,345
Sun Pharmaceutical Industries Ltd.	33,969	357,783
Supernus Pharmaceuticals, Inc.(a)(b)	7,237	209,294
Takeda Pharmaceutical Co. Ltd.	6,400	179,765
TherapeuticsMD, Inc.(a)(b)	745	7,413
Theravance Biopharma, Inc.(a)	4,402	39,882
Tricida, Inc.(a)(b)	4,507	43,628
Viatris, Inc.	16,678	174,619
Xeris Biopharma Holdings, Inc.(a)(b)	14,566	22,432

22	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Zhejiang NHU Co. Ltd., Class A	115,000	$392,124
Zoetis, Inc., Class A	11,364	1,953,358

		30,040,138

Professional Services — 0.8%
ASGN, Inc.(a)	6,734	607,743
Booz Allen Hamilton Holding Corp.	3,150	284,634
CACI International, Inc., Class A(a)	80	22,542
CoStar Group, Inc.(a)	1,910	115,383
Dun & Bradstreet Holdings, Inc.(a)	549	8,251
Equifax, Inc.	545	99,615
Experian PLC	4,577	134,384
Exponent, Inc.	3,110	284,472
First Advantage Corp.(a)	4,090	51,820
Forrester Research, Inc.(a)	4,925	235,612
Franklin Covey Co.(a)	5,483	253,205
FTI Consulting, Inc.(a)	115	20,798
Heidrick & Struggles International, Inc.	5,963	192,963
Insperity, Inc.	5,883	587,300
Jacobs Engineering Group, Inc.	184	23,392
KBR, Inc.	14,537	703,445
Kelly Services, Inc., Class A	7,504	148,804
Kforce, Inc.(b)	7,284	446,801
Korn Ferry	5,039	292,363
L&T Technology Services Ltd.(c)	6,758	260,452
Legalzoom.com, Inc.(a)(b)	2,350	25,827
ManpowerGroup, Inc.	1,360	103,918
ManTech International Corp., Class A	2,509	239,484
Mistras Group, Inc.(a)	5,359	31,832
Nielsen Holdings PLC	1,231	28,584
Nihon M&A Center Holdings, Inc.	2,300	24,518
Persol Holdings Co. Ltd.	1,200	21,910
Recruit Holdings Co. Ltd.	5,200	153,142
RELX PLC	8,303	225,438
Robert Half International, Inc.	2,000	149,780
Science Applications International Corp.(b)	195	18,155
Teleperformance	169	52,185
TransUnion	1,353	108,226
TriNet Group, Inc.(a)(b)	2,677	207,789
Upwork, Inc.(a)	7,819	161,697
Verisk Analytics, Inc.	611	105,758
Wolters Kluwer NV	1,083	104,962

		6,537,184

Real Estate Management & Development — 0.7%
Aldar Properties PJSC	104,588	126,909
A-Living Smart City Services Co. Ltd., Class H(c)	70,250	113,090
Altisource Portfolio Solutions SA(a)(b)	3,960	42,530
Anywhere Real Estate, Inc.(a)	20,206	198,625
AP Thailand PCL	679,200	192,358
Aroundtown SA	11,125	35,582
CBRE Group, Inc., Class A(a)	4,578	336,987
China Overseas Land & Investment Ltd.	109,000	346,725
China Resources Land Ltd.	74,000	347,007
China Vanke Co. Ltd., Class H	63,200	159,123
CK Asset Holdings Ltd.	10,500	74,606
Compass, Inc., Class A(a)	13,433	48,493
Country Garden Holdings Co. Ltd.	982,000	612,848
Country Garden Services Holdings Co. Ltd.	38,000	170,539
Cushman & Wakefield PLC(a)	17,631	268,696
Daiwa House Industry Co. Ltd.	2,900	67,822
DigitalBridge Group, Inc.(a)	33,127	161,660
Emaar Properties PJSC	118,183	167,766
ESR Group Ltd.(a)(c)	11,600	31,455

Security	Shares	Value

Real Estate Management & Development (continued)
eXp World Holdings, Inc.	4,362	$51,341
Hang Lung Properties Ltd.	4,000	7,611
Henderson Land Development Co. Ltd.	13,000	48,859
Hongkong Land Holdings Ltd.(b)	8,300	41,684
Howard Hughes Corp.(a)(b)	142	9,663
Jones Lang LaSalle, Inc.(a)	174	30,426
KE Holdings, Inc., ADR(a)	9,690	173,936
Kennedy-Wilson Holdings, Inc	25,203	477,345
LEG Immobilien SE	413	34,371
Longfor Group Holdings Ltd.(c)	47,500	225,917
Marcus & Millichap, Inc.	9,963	368,531
Mitsubishi Estate Co. Ltd.	6,100	88,409
Mitsui Fudosan Co. Ltd.	3,000	64,455
New World Development Co. Ltd.	16,000	57,634
Opendoor Technologies, Inc.(a)(b)	1,561	7,352
RE/MAX Holdings, Inc., Class A	6,806	166,883
Redfin Corp.(a)	4,936	40,673
RMR Group, Inc., Class A	1,751	49,641
Shimao Services Holdings Ltd.(c)	54,000	26,211
Sumitomo Realty & Development Co. Ltd.	900	23,759
Sun Hung Kai Properties Ltd.	7,000	82,880
Sunac China Holdings Ltd.(d)	245,000	126,117
Swire Pacific Ltd., Class A	1,500	8,958
Swire Properties Ltd.	14,800	36,847
Swiss Prime Site AG, Registered Shares	367	32,246
Vonovia SE	3,516	108,787
Wharf Real Estate Investment Co. Ltd.	5,000	23,876
Zillow Group, Inc., Class A(a)	205	6,521
Zillow Group, Inc., Class C(a)	655	20,796

		5,944,550

Road & Rail — 0.7%
ArcBest Corp.	2,158	151,859
Avis Budget Group, Inc.(a)	451	66,333
Central Japan Railway Co.	700	80,453
CJ Logistics Corp.(a)	1,017	89,654
Covenant Logistics Group, Inc.	6,964	174,727
CSX Corp.	27,699	804,933
East Japan Railway Co.	1,200	61,379
JB Hunt Transport Services, Inc.	516	81,255
Landstar System, Inc.(b)	1,693	246,196
Lyft, Inc., Class A(a)	8,597	114,168
Marten Transport Ltd.	10,310	173,414
MTR Corp. Ltd.	18,000	94,369
Norfolk Southern Corp.	2,391	543,450
Old Dominion Freight Line, Inc.	1,322	338,802
Ryder System, Inc.	1,210	85,983
Saia, Inc.(a)(b)	2,004	376,752
Schneider National, Inc., Class B	9,452	211,536
TuSimple Holdings, Inc., Class A(a)(b)	11,102	80,267
Uber Technologies, Inc.(a)	15,073	308,394
Union Pacific Corp.	4,147	884,472
Werner Enterprises, Inc.(b)	10,006	385,631
West Japan Railway Co.	500	18,394
XPO Logistics, Inc.(a)	743	35,783

		5,408,204

Semiconductors & Semiconductor Equipment — 5.3%
Advanced Micro Devices, Inc.(a)	13,472	1,030,204
Allegro MicroSystems, Inc.(a)	138	2,855
Ambarella, Inc.(a)	3,293	215,560
Amkor Technology, Inc.	15,395	260,945
Analog Devices, Inc.	6,188	904,005
Applied Materials, Inc.	13,523	1,230,322

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) June 30, 2022	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Ardentec Corp.	100,000	$121,452
ASE Technology Holding Co. Ltd.	165,000	424,960
ASM International NV	198	49,264
ASML Holding NV	1,071	505,981
ASPEED Technology, Inc.	3,300	211,818
Axcelis Technologies, Inc.(a)	5,270	289,007
Broadcom, Inc.	2,959	1,437,512
ChipMOS Technologies, Inc.	80,000	99,689
Cirrus Logic, Inc.(a)	195	14,145
CMC Materials, Inc.	2,403	419,299
Daqo New Energy Corp., ADR(a)	1,331	95,007
Diodes, Inc.(a)	4,218	272,356
Enphase Energy, Inc.(a)	943	184,111
Entegris, Inc.	2,762	254,463
First Solar, Inc.(a)	365	24,867
FormFactor, Inc.(a)	1,432	55,461
Global Unichip Corp.	16,000	259,507
Globalfoundries, Inc.(a)(b)	180	7,261
Globalwafers Co. Ltd.	13,000	198,636
Ichor Holdings Ltd.(a)	6,170	160,297
Infineon Technologies AG	5,349	130,117
Intel Corp.(b)	63,741	2,384,551
King Yuan Electronics Co. Ltd.	74,000	99,717
Kinsus Interconnect Technology Corp.	40,000	192,644
KLA Corp.(b)	1,773	565,729
Koh Young Technology, Inc.	6,772	73,968
Kulicke & Soffa Industries, Inc.	4,408	188,706
Lam Research Corp.	1,635	696,755
Lasertec Corp.	200	23,821
Lattice Semiconductor Corp.(a)	12,333	598,150
MACOM Technology Solutions Holdings, Inc., Class H(a)	1,394	64,263
Marvell Technology, Inc.	4,174	181,694
MaxLinear, Inc.(a)(b)	15,165	515,307
MediaTek, Inc.	61,000	1,339,022
Microchip Technology, Inc.	2,837	164,773
Micron Technology, Inc.	10,352	572,259
MKS Instruments, Inc.	190	19,500
Monolithic Power Systems, Inc.	736	282,653
NVIDIA Corp.	23,109	3,503,093
NXP Semiconductors NV	3,126	462,742
ON Semiconductor Corp.(a)(b)	3,857	194,046
Onto Innovation, Inc.(a)	4,235	295,349
Parade Technologies Ltd.	4,000	155,723
Phison Electronics Corp.	22,000	201,712
Photronics, Inc.(a)	3,087	60,135
Power Integrations, Inc.	7,944	595,879
Powertech Technology, Inc.	50,000	147,771
Qorvo, Inc.(a)	209	19,713
Qualcomm, Inc.	11,894	1,519,340
Rambus, Inc.(a)	1,268	27,249
Realtek Semiconductor Corp.	66,000	807,214
Renesas Electronics Corp.(a)	5,200	47,057
Rohm Co. Ltd.	700	49,070
Semtech Corp.(a)	8,979	493,576
SG Micro Corp., Class A	4,800	131,075
Silicon Laboratories, Inc.(a)(b)	9,582	1,343,588
Sino-American Silicon Products, Inc.	46,000	219,303
SiTime Corp.(a)	840	136,945
SK Hynix, Inc.	4,489	316,987
Skyworks Solutions, Inc.	947	87,730
SMART Global Holdings, Inc.(a)	957	15,666

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
SolarEdge Technologies, Inc.(a)	400	$109,472
STMicroelectronics NV	2,211	69,923
SunPower Corp.(a)	7,357	116,314
Synaptics, Inc.(a)	3,198	377,524
Taiwan Semiconductor Manufacturing Co. Ltd.	715,000	11,458,836
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	12,452	1,017,951
Teradyne, Inc.	1,461	130,833
Texas Instruments, Inc.	5,116	786,073
Tokai Carbon Korea Co. Ltd.	1,044	90,912
Tokyo Electron Ltd.	400	130,557
Ultra Clean Holdings, Inc.(a)	3,514	104,612
United Microelectronics Corp.	429,000	573,437
United Microelectronics Corp., ADR(b)	19,289	130,586
Universal Display Corp.	149	15,070
Vanguard International Semiconductor Corp.	72,000	187,300
Veeco Instruments, Inc.(a)(b)	1,177	22,834
Wolfspeed, Inc.(a)	397	25,190
Wonik IPS Co. Ltd.	4,948	113,563

		43,114,563
Software — 5.3%
8x8, Inc.(a)	17,333	89,265
ACI Worldwide, Inc.(a)	16,168	418,590
Adobe, Inc.(a)	4,727	1,730,366
Alarm.com Holdings, Inc.(a)	4,600	284,556
Alkami Technology, Inc.(a)	1,779	24,710
Altair Engineering, Inc., Class A(a)(b)	4,762	250,005
Alteryx, Inc., Class A(a)(b)	202	9,781
ANSYS, Inc.(a)	807	193,107
Appfolio, Inc., Class A(a)	1,563	141,670
Appian Corp.(a)(b)	4,672	221,266
AppLovin Corp., Class A(a)(b)	858	29,550
Asana, Inc., Class A(a)	11,038	194,048
Aspen Technology, Inc.(a)	96	17,633
Atlassian Corp. PLC, Class A(a)	912	170,909
Autodesk, Inc.(a)	1,400	240,744
Avalara, Inc.(a)	624	44,054
Avaya Holdings Corp.(a)(b)	6,300	14,112
Bentley Systems, Inc., Class B(b)	822	27,373
Bill.Com Holdings, Inc.(a)	678	74,539
Birlasoft Ltd.	70,861	318,839
Black Knight, Inc.(a)	916	59,897
Blackbaud, Inc.(a)(b)	2,637	153,131
Blackline, Inc.(a)(b)	5,086	338,728
Blend Labs, Inc., Class A(a)	21,468	50,664
Box, Inc., Class A(a)	12,996	326,719
BTRS Holdings, Inc., Class 1(a)(b)	20,980	104,480
C3.ai, Inc., Class A(a)(b)	9,392	171,498
Cadence Design Systems, Inc.(a)	3,587	538,158
CDK Global, Inc.	421	23,058
Cerence, Inc.(a)(b)	1,840	46,423
Ceridian HCM Holding, Inc.(a)	4,856	228,620
Citrix Systems, Inc.	1,052	102,223
Clear Secure, Inc., Class A(a)	3,839	76,780
CommVault Systems, Inc.(a)	2,349	147,752
Couchbase, Inc.(a)	2,408	39,539
Coupa Software, Inc.(a)(b)	1,446	82,567
Crowdstrike Holdings, Inc., Class A(a)(b)	1,492	251,492
Dassault Systemes SE	2,619	97,010
Datadog, Inc., Class A(a)	1,367	130,193
Digital Turbine, Inc.(a)(b)	10,726	187,383
DocuSign, Inc.(a)	2,030	116,481
Dolby Laboratories, Inc., Class A	220	15,743

24	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Domo, Inc., Class B(a)(b)	2,731	$75,922
DoubleVerify Holdings, Inc.(a)(b)	200	4,534
Duck Creek Technologies, Inc.(a)	1,679	24,933
Dynatrace, Inc.(a)	2,365	93,276
E2open Parent Holdings, Inc.(a)	19,831	154,285
Elastic NV(a)	770	52,106
EngageSmart, Inc.(a)	4,477	71,990
Envestnet, Inc.(a)	2,304	121,582
Everbridge, Inc.(a)	135	3,765
Fair Isaac Corp.(a)	210	84,189
Five9, Inc.(a)	232	21,144
Fortinet, Inc.(a)	3,640	205,951
Guidewire Software, Inc.(a)	526	37,341
HubSpot, Inc.(a)	733	220,376
Informatica, Inc., Class A(a)(b)	115	2,389
InterDigital, Inc.(b)	894	54,355
Intuit, Inc.	2,757	1,062,658
Jamf Holding Corp.(a)	184	4,558
JFrog Ltd.(a)	8,418	177,367
KnowBe4, Inc., Class A(a)	4,938	77,132
KPIT Technologies Ltd.	20,951	138,344
Latch, Inc.(a)	21,975	25,052
LivePerson, Inc.(a)	13,074	184,866
LiveRamp Holdings, Inc.(a)	8,516	219,798
Mandiant, Inc.(a)	803	17,521
Manhattan Associates, Inc.(a)	1,385	158,721
Marin Software, Inc.(a)	1,610	2,657
Matterport, Inc.(a)(b)	27,850	101,931
Microsoft Corp.	69,311	17,801,144
MicroStrategy, Inc., Class A(a)(b)	690	113,367
Model N, Inc.(a)(b)	3,767	96,360
Momentive Global, Inc.(a)	18,018	158,558
Monday.com Ltd.(a)	188	19,394
N-Able, Inc.(a)(b)	142	1,278
nCino, Inc.(a)(b)	192	5,937
NCR Corp.(a)(b)	437	13,595
Nemetschek SE	494	30,053
New Relic, Inc.(a)	181	9,059
NortonLifeLock, Inc.	3,137	68,889
Nutanix, Inc., Class A(a)	733	10,724
Olo, Inc., Class A(a)	4,705	46,438
Oracle Corp.	8,091	565,318
Oracle Corp. Japan	500	29,118
PagerDuty, Inc.(a)	14,025	347,540
Palantir Technologies, Inc., Class A(a)	11,112	100,786
Palo Alto Networks, Inc.(a)	1,073	529,998
Paycom Software, Inc.(a)	1,380	386,566
Paycor HCM, Inc.(a)(b)	162	4,212
Paylocity Holding Corp.(a)	323	56,338
Pegasystems, Inc.	140	6,698
Ping Identity Holding Corp.(a)	2,364	42,883
Procore Technologies, Inc.(a)	204	9,260
Progress Software Corp.	4,319	195,651
PROS Holdings, Inc.(a)	5,058	132,671
PTC, Inc.(a)	508	54,021
Q2 Holdings, Inc.(a)	7,294	281,330
Qualys, Inc.(a)(b)	3,099	390,908
Rapid7, Inc.(a)(b)	6,959	464,861
RingCentral, Inc., Class A(a)	9,809	512,618
Roper Technologies, Inc.(b)	1,213	478,710
Sage Group PLC	7,044	54,547
Sailpoint Technologies Holdings, Inc.(a)	7,734	484,767

Security	Shares	Value

Software (continued)
Salesforce, Inc.(a)	8,792	$1,451,032
SAP SE	4,984	454,294
Sapiens International Corp. NV	1,100	26,609
ServiceNow, Inc.(a)	3,584	1,704,264
Smartsheet, Inc., Class A(a)	416	13,075
Splunk, Inc.(a)	1,565	138,440
Sprout Social, Inc., Class A(a)(b)	4,775	277,284
SPS Commerce, Inc.(a)(b)	3,124	353,168
Sumo Logic, Inc.(a)	11,362	85,101
Synchronoss Technologies, Inc.(a)	11,580	13,317
Synopsys, Inc.(a)	668	202,872
Temenos AG, Registered Shares	411	35,173
Tenable Holdings, Inc.(a)	8,591	390,117
Teradata Corp.(a)	369	13,657
Trade Desk, Inc., Class A(a)	2,160	90,482
Tyler Technologies, Inc.(a)	323	107,391
Unity Software, Inc.(a)(b)	823	30,303
Upland Software, Inc.(a)	1,424	20,676
Varonis Systems, Inc.(a)	15,342	449,827
Verint Systems, Inc.(a)	8,303	351,632
Viant Technology, Inc., Class A(a)	1,855	9,423
VMware, Inc., Class A	2,183	248,818
Vonage Holdings Corp.(a)	21,541	405,832
Workday, Inc., Class A(a)(b)	4,245	592,517
Workiva, Inc.(a)	5,229	345,062
Xero Ltd.(a)	668	35,632
Yext, Inc.(a)	34,463	164,733
Zendesk, Inc.(a)	1,025	75,922
Zoom Video Communications, Inc., Class A(a)	1,281	138,310
Zscaler, Inc.(a)(b)	1,171	175,076
Zuora, Inc., Class A(a)	12,931	115,732

		43,201,767

Specialty Retail — 1.3%
Aaron’s Co., Inc.	8,569	124,679
Abercrombie & Fitch Co., Class A(a)(b)	3,533	59,778
Abu Dhabi National Oil Co. for Distribution PJSC	59,088	67,939
Academy Sports & Outdoors, Inc.(b)	7,895	280,588
Advance Auto Parts, Inc.(b)	324	56,081
American Eagle Outfitters, Inc.	24,568	274,670
Asbury Automotive Group, Inc.(a)	1,498	253,671
AutoNation, Inc.(a)	2,242	250,566
Bed Bath & Beyond, Inc.(a)(b)	5,336	26,520
Best Buy Co., Inc.(b)	3,380	220,342
Big 5 Sporting Goods Corp.(b)	1,694	18,990
Boot Barn Holdings, Inc.(a)	2,568	176,961
Buckle, Inc.	2,006	55,546
Burlington Stores, Inc.(a)	212	28,881
Chico’s FAS, Inc.(a)	9,133	45,391
Children’s Place, Inc.(a)(b)	2,241	87,220
China Yongda Automobiles Services Holdings Ltd.	306,000	290,110
Citi Trends, Inc.(a)	1,659	39,235
Conn’s, Inc.(a)	6,033	48,385
Designer Brands, Inc., Class A	9,739	127,191
Dick’s Sporting Goods, Inc.(b)	2,814	212,091
Dogus Otomotiv Servis ve Ticaret A/S	17,267	77,949
EVgo, Inc.(a)	4,200	25,242
Fast Retailing Co. Ltd.	100	52,528
Five Below, Inc.(a)	189	21,438
Floor & Decor Holdings, Inc., Class A(a)	349	21,973
Foot Locker, Inc.(b)	3,250	82,062
Foschini Group Ltd.	45,178	338,792
GameStop Corp., Class A(a)(b)	221	27,028

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) June 30, 2022	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Gap, Inc.(b)	690	$5,686
Group 1 Automotive, Inc.(b)	1,789	303,772
Haverty Furniture Cos., Inc.(b)	4,804	111,357
Home Depot, Inc.	7,313	2,005,737
Home Product Center PCL, NVDR	1,233,000	443,596
JUMBO SA	5,436	79,142
Leslie’s, Inc.(a)	542	8,228
Lithia Motors, Inc.(b)	101	27,756
Lowe’s Cos., Inc.	4,437	775,011
MarineMax, Inc.(a)	5,718	206,534
Monro, Inc.	2,021	86,660
Mr Price Group Ltd.(b)	8,084	88,646
Murphy USA, Inc.	2,127	495,314
National Vision Holdings, Inc.(a)	7,635	209,962
ODP Corp.(a)	3,251	98,310
Penske Automotive Group, Inc.	1,716	179,648
Petco Health & Wellness Co., Inc.(a)(b)	190	2,801
Rent-A-Center, Inc.(b)	2,707	52,651
RH(a)	60	12,736
Ross Stores, Inc.	973	68,334
Shift Technologies, Inc.(a)(b)	3,044	2,049
Shinsegae International, Inc.	5,443	126,865
Shoe Carnival, Inc.	3,420	73,906
Signet Jewelers Ltd.(b)	5,346	285,797
Sleep Number Corp.(a)	801	24,791
Sonic Automotive, Inc., Class A	5,652	207,033
TJX Cos., Inc.	10,322	576,484
Tractor Supply Co.	802	155,468
Truworths International Ltd.	79,923	248,876
Urban Outfitters, Inc.(a)	13,336	248,850
Via SA(a)	398,271	146,114
Victoria’s Secret & Co.(a)	256	7,160
Vroom, Inc.(a)(b)	374	467
Williams-Sonoma, Inc.(b)	697	77,332
Zhongsheng Group Holdings Ltd.	14,500	102,281

		10,937,201

Technology Hardware, Storage & Peripherals — 3.6%
3D Systems Corp.(a)(b)	6,891	66,843
Advantech Co. Ltd.	33,000	384,031
Apple, Inc.	132,793	18,155,459
Canon, Inc.	3,700	83,847
Chicony Electronics Co. Ltd.	44,000	109,687
Dell Technologies, Inc., Class C	9,945	459,558
FUJIFILM Holdings Corp.	4,200	225,672
Hewlett Packard Enterprise Co.(b)	50,011	663,146
HP, Inc.(b)	22,641	742,172
Lenovo Group Ltd.	314,000	295,068
Logitech International SA, Registered Shares	1,374	71,648
NetApp, Inc.	5,038	328,679
Pure Storage, Inc., Class A(a)	2,086	53,631
Ricoh Co. Ltd.	5,900	46,062
Samsung Electronics Co. Ltd.	166,100	7,326,231
Seagate Technology Holdings PLC	703	50,222
Super Micro Computer, Inc.(a)	4,793	193,398
Western Digital Corp.(a)	1,801	80,739
Xerox Holdings Corp.(b)	434	6,445
Xiaomi Corp., Class B(a)(c)	167,800	293,594

		29,636,132

Textiles, Apparel & Luxury Goods — 0.6%
Adidas AG	484	85,973
Anta Sports Products Ltd.	48,400	595,629

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Capri Holdings Ltd.(a)	495	$20,300
Carter’s, Inc.(b)	142	10,008
Columbia Sportswear Co.	134	9,592
Crocs, Inc.(a)	8,214	399,775
Culp, Inc.	3,408	14,654
Deckers Outdoor Corp.(a)	93	23,748
EssilorLuxottica SA	961	145,700
Feng TAY Enterprise Co. Ltd.	14,000	82,608
Fila Holdings Corp.	7,914	171,985
G-III Apparel Group Ltd.(a)	10,498	212,374
Hanesbrands, Inc.(b)	1,189	12,235
Hermes International	30	33,763
Kering SA	164	84,989
Kontoor Brands, Inc.	8,930	297,994
Li Ning Co. Ltd.	36,000	335,199
LVMH Moet Hennessy Louis Vuitton SE	739	452,917
Makalot Industrial Co. Ltd.	76,000	361,087
Mavi Giyim Sanayi Ve Ticaret A/S, Class B(c)	55,771	175,253
NIKE, Inc., Class B	4,338	443,344
Oxford Industries, Inc.(b)	1,767	156,804
Pandora A/S	623	39,581
Puma SE	476	31,581
PVH Corp.	1,678	95,478
Ralph Lauren Corp., Class A(b)	3,016	270,384
Skechers USA, Inc., Class A(a)	451	16,047
Steven Madden Ltd.	9,452	304,449
Tapestry, Inc.	910	27,773
Titan Co. Ltd.	2,934	72,319
Under Armour, Inc., Class A(a)	2,538	21,142
Under Armour, Inc., Class C(a)	700	5,306
Wolverine World Wide, Inc.(b)	1,459	29,413

		5,039,404

Thrifts & Mortgage Finance — 0.6%
Axos Financial, Inc.(a)	3,413	122,356
Essent Group Ltd.	21,350	830,515
Federal Agricultural Mortgage Corp., Class C(b)	4,861	474,677
Flagstar Bancorp, Inc.	3,507	124,323
FS Bancorp, Inc.	3,121	89,604
Housing Development Finance Corp. Ltd.	46,460	1,285,395
Merchants Bancorp	9,698	219,854
MGIC Investment Corp.	1,093	13,772
Mr. Cooper Group, Inc.(a)	3,165	116,282
New York Community Bancorp, Inc.(b)	1,546	14,115
NMI Holdings, Inc., Class A(a)	15,047	250,533
OP Bancorp	8,867	93,015
PennyMac Financial Services, Inc.	637	27,843
Radian Group, Inc.	25,719	505,378
Rocket Cos., Inc., Class A(b)	462	3,400
Southern Missouri Bancorp, Inc.	5,497	248,794
TFS Financial Corp.	169	2,320
UWM Holdings Corp.(b)	294	1,041
Walker & Dunlop, Inc.	2,206	212,526
Western New England Bancorp, Inc.	10,176	75,913

		4,711,656

Tobacco — 0.2%
Altria Group, Inc.	16,910	706,331
ITC Ltd.	155,300	539,535
Philip Morris International, Inc.	5,217	515,127

26	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Tobacco (continued)
Turning Point Brands, Inc.	2,708	$73,468
Vector Group Ltd.	7,241	76,030

		1,910,491

Trading Companies & Distributors — 0.8%
Air Lease Corp.	367	12,269
Applied Industrial Technologies, Inc.	7,924	762,051
Ashtead Group PLC	2,218	93,308
Beacon Roofing Supply, Inc.(a)	2,211	113,557
BlueLinx Holdings, Inc.(a)	647	43,226
Boise Cascade Co.	4,793	285,136
Brenntag SE	1,460	95,598
Bunzl PLC	1,428	47,425
Core & Main, Inc., Class A(a)	193	4,304
Fastenal Co.	7,984	398,561
Ferguson PLC	1,040	116,503
GATX Corp.(b)	3,421	322,121
GMS, Inc.(a)	4,774	212,443
Herc Holdings, Inc.	2,053	185,078
ITOCHU Corp.	6,200	167,263
Karat Packaging, Inc.(a)	3,924	66,943
Marubeni Corp.	2,300	20,635
McGrath RentCorp(b)	283	21,508
Mitsubishi Corp.	4,200	125,081
Mitsui & Co. Ltd.	4,500	98,885
MonotaRO Co. Ltd.	1,600	23,862
MRC Global, Inc.(a)	21,662	215,754
MSC Industrial Direct Co., Inc., Class A	154	11,567
NOW, Inc.(a)	6,683	65,360
Rush Enterprises, Inc., Class A(b)	14,063	677,837
SiteOne Landscape Supply, Inc.(a)(b)	7,194	855,151
Titan Machinery, Inc.(a)	4,074	91,298
Triton International Ltd.	1,510	79,501
United Rentals, Inc.(a)	1,527	370,924
Univar Solutions, Inc.(a)	573	14,251
Veritiv Corp.(a)(b)	760	82,498
W.W.Grainger, Inc.	712	323,554
Watsco, Inc.(b)	112	26,748
WESCO International, Inc.(a)(b)	3,029	324,406

		6,354,606

Transportation Infrastructure — 0.1%
Grupo Aeroportuario del Pacifico SAB de CV, Class B	6,818	94,963
International Container Terminal Services, Inc.	80,060	268,058
Malaysia Airports Holdings Bhd(a)	79,000	118,270
Transurban Group(f)	10,160	101,085

		582,376

Water Utilities — 0.2%
American Water Works Co., Inc.	3,147	468,179
Beijing Enterprises Water Group Ltd.	308,000	92,924
California Water Service Group(b)	2,990	166,095
Cia de Saneamento de Minas Gerais-COPASA	112,483	247,600
Essential Utilities, Inc.	4,664	213,844
Severn Trent PLC	5,927	196,777
SJW Group(b)	2,905	181,301
United Utilities Group PLC	12,914	160,757

		1,727,477

Wireless Telecommunication Services — 0.3%
America Movil SAB de CV, Series L	93,166	95,207
Axiata Group Bhd	164,700	105,752
Bharti Airtel Ltd.(a)	53,580	466,047
Etihad Etisalat Co.	15,546	145,145

Security	Shares	Value

Wireless Telecommunication Services (continued)
KDDI Corp.	4,400	$138,751
Maxis Bhd	99,000	74,124
MTN Group Ltd.	70,531	573,954
Shenandoah Telecommunications Co.	1,351	29,992
SK Telecom Co. Ltd.	1,424	57,147
SK Telecom Co. Ltd., ADR(b)	5,217	116,443
SoftBank Corp.	9,200	102,143
SoftBank Group Corp.	3,300	127,903
Telephone & Data Systems, Inc.	1,208	19,074
Turkcell Iletisim Hizmetleri A/S	48,794	47,602
U.S. Cellular Corp.(a)(b)	11,641	337,123
Vodafone Group PLC	81,981	127,472

		2,563,879

Total Common Stocks — 87.7% (Cost: $707,372,243)		712,152,221

Preferred Securities

Preferred Stocks — 0.4%

Automobiles — 0.0%
Porsche Automobil Holding SE, Preference Shares	519	34,519
Volkswagen AG, Preference Shares	734	98,826

		133,345

Banks — 0.1%
Banco Bradesco SA, Preference Shares	202,438	665,323
Itau Unibanco Holding SA, Preference Shares	25,391	109,987

		775,310

Electric Utilities — 0.0%
Centrais Eletricas Brasileiras SA, Preference B Shares	24,830	221,567

Health Care Equipment & Supplies — 0.0%
Sartorius AG, Preference Shares	54	18,952

Household Products — 0.0%
Henkel AG & Co. KGaA, Preference Shares	557	34,468

Metals & Mining — 0.1%
Gerdau SA, Preference Shares	32,701	139,653
Usinas Siderurgicas de Minas Gerais SA Usiminas, Preference Shares, Class A	60,141	99,403

		239,056

Oil, Gas & Consumable Fuels — 0.2%
Petroleo Brasileiro SA, Preference Shares	256,623	1,369,552

Real Estate Management & Development — 0.0%
Brookfield Property Preferred LP, Preference Shares, 07/26/81(b)	7	139

Trading Companies & Distributors — 0.0%
WESCO International, Inc.(g)	1,463	40,115

		2,832,504

Total Preferred Securities — 0.4% (Cost: $2,845,387)		2,832,504

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) June 30, 2022	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Rights

Metals & Mining — 0.0%
Pan American Silver Corp., (Expires 02/22/29)(a)	16,660	$11,822

Total Rights — 0.0% (Cost: $3,539)		11,822

Total Long-Term Investments — 88.1% (Cost: $710,221,169)		714,996,547

Short-Term Securities

Money Market Funds — 16.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.64%(h)(i)(j)	57,695,984	57,690,215
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.38%(h)(i)	77,375,469	77,375,469

Total Short-Term Securities — 16.6% (Cost: $135,059,764)		135,065,684

Total Investments — 104.7% (Cost: $845,280,933)		850,062,231
Liabilities in Excess of Other Assets — (4.7)%		(38,358,433)

Net Assets — 100.0%		$811,703,798

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(g)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(h)	Affiliate of the Master Portfolio.
(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Master Portfolio during the six months ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$48,721,610	$8,992,250	(a)	$—		$(21,556)	$(2,089)	$57,690,215	57,695,984	$117,833	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	112,285,491	—		(34,910,022	)(a)	—	—	77,375,469	77,375,469	181,312		—

						$(21,556)	$(2,089)	$135,065,684		$299,145		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets Index	98	09/16/22	$4,913	$36,946
Russell 2000 E-Mini Index	13	09/16/22	1,110	(29,704)
S&P 500 E-Mini Index	327	09/16/22	61,958	(3,614,368)

				(3,607,126)

28	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	Diversified Equity Master Portfolio

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
MSCI EAFE Index	436	09/16/22	$40,474	$1,374,890
MSCI Emerging Markets Index	1,572	09/16/22	78,812	1,709,153
Russell 2000 E-Mini Index	2,215	09/16/22	189,161	15,790,799

				18,874,842

				$15,267,716

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	835,000	USD	872,331	Bank of America N.A.	09/21/22	$7,210
USD	141,434	CAD	178,000	Toronto-Dominion Bank	09/21/22	3,129
USD	576,325	EUR	539,000	Bank of America N.A.	09/21/22	8,336
USD	1,005,491	EUR	933,000	BNP Paribas S.A.	09/21/22	22,313
USD	541,924	GBP	433,000	BNP Paribas S.A.	09/21/22	14,045
USD	106,053	JPY	13,806,000	Toronto-Dominion Bank	09/21/22	3,742

						58,775

AUD	1,110,000	USD	802,195	Bank of America N.A.	09/21/22	(35,518)
EUR	531,000	USD	572,478	Bank of America N.A.	09/21/22	(12,920)
NOK	2,945,000	USD	312,366	Bank of America N.A.	09/21/22	(12,855)
NZD	118,000	USD	76,713	BNP Paribas S.A.	09/21/22	(3,082)
SEK	1,327,000	USD	136,335	BNP Paribas S.A.	09/21/22	(6,190)
SEK	6,173,000	USD	630,260	Morgan Stanley & Co. International PLC	09/21/22	(24,846)
SGD	165,000	USD	119,957	Goldman Sachs International	09/21/22	(1,136)

						(96,547)

						$(37,772)

OTC Total Return Swaps

Paid by the Master Portfolio		Received by the Master Portfolio								Upfront Premium	Unrealized
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Paid (Received)	Appreciation (Depreciation)
MSCI Emerging Markets	Quarterly	1-Day SOFR plus 0.22%, 0.82%	Quarterly	Citibank N.A.	N/A	11/08/22	USD	28,223	$167,261	$—	$167,261
MSCI Emerging Markets	Quarterly	1-Day SOFR plus 0.17%, 0.82%	Quarterly	JPMorgan Chase Bank N.A.	N/A	11/08/22	USD	28,223	165,840	—	165,840
MSCI Emerging Markets	Quarterly	1-Day SOFR plus 0.18%, 0.82%	Quarterly	Merrill Lynch International	N/A	11/08/22	USD	28,223	166,124	—	166,124
1-Day SOFR plus 0.28%,0.82%	Quarterly	Russell 1000 Index	Quarterly	Citibank N.A.	N/A	11/08/22	USD	128,237	(15,708,624)	—	(15,708,624)
1-Day SOFR plus 0.33%,0.82%	Quarterly	Russell 1000 Index	Quarterly	Goldman Sachs International	N/A	11/08/22	USD	128,237	(15,718,492)	—	(15,718,492)
1-Day SOFR plus 0.51%,0.82%	Quarterly	Russell 1000 Index	Quarterly	JPMorgan Chase Bank N.A.	N/A	11/08/22	USD	118,494	(5,954,323)	—	(5,954,323)
1-Day SOFR plus 0.30%,0.82%	Quarterly	Russell 1000 Index	Quarterly	Merrill Lynch International	N/A	11/08/22	USD	128,237	(15,720,380)	—	(15,720,380)
MSCI Emerging Markets	Quarterly	1-Day SOFR minus 0.22%, 0.82%	Quarterly	Goldman Sachs International	N/A	02/07/23	USD	27,971	153,275	—	153,275

									$(52,449,319)	$—	$(52,449,319)

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) June 30, 2022	Diversified Equity Master Portfolio

Balances Reported in the Statement of Assets and Liabilities for OTC Swaps

Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swaps	$—	$—	$652,500	$(53,101,819)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$18,911,788	$—	$—	$—	$18,911,788
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	58,775	—	—	58,775
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	—	—	652,500	—	—	—	652,500

	$—	$—	$19,564,288	$58,775	$—	$—	$19,623,063

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$3,644,072	$—	$—	$—	$3,644,072
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	96,547	—	—	96,547
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	—	—	53,101,819	—	—	—	53,101,819

	$—	$—	$56,745,891	$96,547	$—	$—	$56,842,438

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Master Portfolio Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in net unrealized appreciation (depreciation).

For the period ended June 30, 2022, the effect of derivative financial instruments in the Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$44,440,092	$—	$—	$—	$44,440,092
Forward foreign currency exchange contracts	—	—	—	(16,484)	—	—	(16,484)
Swaps	—	—	(37,767,381)	—	—	—	(37,767,381)

	$—	$—	$6,672,711	$(16,484)	$—	$—	$6,656,227

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$19,020,464	$—	$—	$—	$19,020,464
Forward foreign currency exchange contracts	—	—	—	(36,363)	—	—	(36,363)
Swaps	—	—	(59,895,606)	—	—	—	(59,895,606)

	$—	$—	$(40,875,142)	$(36,363)	$—	$—	$(40,911,505)

30	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	Diversified Equity Master Portfolio

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$64,413,523
Average notional value of contracts — short	$320,760,353

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$2,078,371
Average amounts sold — in USD	$3,111,885

Total return swaps:
Average notional value	$643,852,455

For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Master Portfolio’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments
Futures contracts	$1,508,732	$—
Forward foreign currency exchange contracts	58,775	96,547
Swaps — OTC(a)	652,500	53,101,819

Total derivative assets and liabilities in the Statement of Assets and Liabilities	2,220,007	53,198,366

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(1,508,732)	—

Total derivative assets and liabilities subject to an MNA	$711,275	$53,198,366

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statement of Assets and Liabilities.

The following table presents the Master Portfolio’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pledged) by the Master Portfolio:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	(a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets	(b)(c)

Bank of America N.A.	$15,546	$(15,546)		$—	$—	$—
BNP Paribas S.A.	36,358	(9,272)		—	—	27,086
Citibank N.A.	167,261	(167,261)		—	—	—
Goldman Sachs International	153,275	(153,275)		—	—	—
JPMorgan Chase Bank N.A.	165,840	(165,840)		—	—	—
Merrill Lynch International	166,124	(166,124)		—	—	—
Toronto-Dominion Bank	6,871	—		—	—	6,871

	$711,275	$(677,318)		$—	$—	$33,957

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	(a)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities	(b)(d)

Bank of America N.A.	$61,293	$(15,546)		$—	$—	$45,747
BNP Paribas S.A.	9,272	(9,272)		—	—	—
Citibank N.A.	15,708,624	(167,261)		—	(15,030,000)	511,363
Goldman Sachs International	15,719,628	(153,275)		—	(14,950,000)	616,353
JPMorgan Chase Bank N.A.	5,954,323	(165,840)		—	(5,230,000)	558,483
Merrill Lynch International	15,720,380	(166,124)		—	(15,000,000)	554,256
Morgan Stanley & Co. International PLC	24,846	—		—	—	24,846

	$53,198,366	$(677,318)		$—	$(50,210,000)	$2,311,048

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount represents the net amount payable due to counterparty in the event of default.

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) June 30, 2022	Diversified Equity Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$7,546,274	$192,898	$—	$7,739,172
Air Freight & Logistics	2,959,046	907,312	—	3,866,358
Airlines	856,755	264,070	—	1,120,825
Auto Components	2,650,144	1,938,391	—	4,588,535
Automobiles	8,738,058	6,301,432	—	15,039,490
Banks	30,646,923	28,269,974	26	58,916,923
Beverages	7,773,392	5,167,853	—	12,941,245
Biotechnology	21,501,082	1,948,412	553	23,450,047
Building Products	5,295,767	658,680	—	5,954,447
Capital Markets	9,434,752	1,982,203	—	11,416,955
Chemicals	11,372,699	7,509,455	96	18,882,250
Commercial Services & Supplies	3,309,844	346,076	—	3,655,920
Communications Equipment	1,941,241	1,396,838	—	3,338,079
Construction & Engineering	3,470,303	1,693,318	—	5,163,621
Construction Materials	1,595,284	607,622	—	2,202,906
Consumer Finance	4,143,209	707,547	—	4,850,756
Containers & Packaging	1,165,345	—	—	1,165,345
Distributors	33,016	—	—	33,016
Diversified Consumer Services	2,037,729	87,911	—	2,125,640
Diversified Financial Services	5,074,448	1,848,266	—	6,922,714
Diversified Telecommunication Services	4,093,167	2,478,019	—	6,571,186
Electric Utilities	6,270,932	2,718,734	972	8,990,638
Electrical Equipment	3,320,672	3,206,386	—	6,527,058
Electronic Equipment, Instruments & Components	5,755,684	6,360,027	—	12,115,711
Energy Equipment & Services	4,758,569	24,031	—	4,782,600
Entertainment	5,166,526	2,066,569	—	7,233,095
Equity Real Estate Investment Trusts (REITs)	21,085,797	591,877	—	21,677,674
Food & Staples Retailing	4,294,413	1,146,853	—	5,441,266
Food Products	6,095,803	2,970,757	—	9,066,560
Gas Utilities	2,426,067	2,992,618	—	5,418,685
Health Care Equipment & Supplies	13,026,550	735,297	—	13,761,847
Health Care Providers & Services	14,074,764	1,407,626	—	15,482,390
Health Care Technology	2,489,812	25,906	—	2,515,718
Hotels, Restaurants & Leisure	10,507,820	934,494	—	11,442,314
Household Durables	5,402,854	727,465	—	6,130,319
Household Products	6,330,855	352,430	—	6,683,285
Independent Power and Renewable Electricity Producers	1,787,320	543,001	—	2,330,321
Industrial Conglomerates	48,071	2,058,422	—	2,106,493
Insurance	8,348,376	5,708,194	—	14,056,570
Interactive Media & Services	15,944,567	10,596,674	—	26,541,241
Internet & Direct Marketing Retail	9,086,853	11,913,386	—	21,000,239
IT Services	15,254,823	5,326,362	—	20,581,185
Leisure Products	489,246	21,178	—	510,424
Life Sciences Tools & Services	9,151,163	2,162,510	—	11,313,673
Machinery	12,791,667	2,179,376	—	14,971,043
Marine	591,683	755,066	—	1,346,749
Media	7,373,348	189,557	—	7,562,905
Metals & Mining	5,478,585	6,790,865	122	12,269,572
Mortgage Real Estate Investment Trusts (REITs)	1,007,402	—	—	1,007,402
Multiline Retail	2,742,988	694,646	—	3,437,634
Multi-Utilities	5,895,597	656,766	—	6,552,363
Oil, Gas & Consumable Fuels	18,640,378	9,479,769	77	28,120,224
Paper & Forest Products	183,169	155,151	—	338,320

32	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	Diversified Equity Master Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Personal Products	$1,404,200	$1,777,445	$—	$3,181,645
Pharmaceuticals	23,270,266	6,767,841	2,031	30,040,138
Professional Services	5,560,193	976,991	—	6,537,184
Real Estate Management & Development	2,460,099	3,358,334	126,117	5,944,550
Road & Rail	5,063,955	344,249	—	5,408,204
Semiconductors & Semiconductor Equipment	24,683,527	18,431,036	—	43,114,563
Software	42,008,757	1,193,010	—	43,201,767
Specialty Retail	9,686,094	1,251,107	—	10,937,201
Technology Hardware, Storage & Peripherals	20,800,292	8,835,840	—	29,636,132
Textiles, Apparel & Luxury Goods	2,546,073	2,493,331	—	5,039,404
Thrifts & Mortgage Finance	3,426,261	1,285,395	—	4,711,656
Tobacco	1,370,956	539,535	—	1,910,491
Trading Companies & Distributors	5,566,046	788,560	—	6,354,606
Transportation Infrastructure	94,963	487,413	—	582,376
Water Utilities	1,277,019	450,458	—	1,727,477
Wireless Telecommunication Services	703,591	1,860,288	—	2,563,879
Preferred Securities
Preferred Stocks
Automobiles	—	133,345	—	133,345
Banks	775,310	—	—	775,310
Electric Utilities	221,567	—	—	221,567
Health Care Equipment & Supplies	—	18,952	—	18,952
Household Products	—	34,468	—	34,468
Metals & Mining	239,056	—	—	239,056
Oil, Gas & Consumable Fuels	1,369,552	—	—	1,369,552
Real Estate Management & Development	—	139	—	139
Trading Companies & Distributors	40,115	—	—	40,115
Rights	11,822	—	—	11,822
Short-Term Securities
Money Market Funds	135,065,684	—	—	135,065,684

	$649,106,230	$200,826,007	$129,994	$850,062,231

Derivative Financial Instruments(a)
Assets
Equity Contracts	$19,065,063	$499,225	$—	$19,564,288
Foreign Currency Exchange Contracts	—	58,775	—	58,775
Liabilities
Equity Contracts	(50,791,568)	(5,954,323)	—	(56,745,891)
Foreign Currency Exchange Contracts	—	(96,547)	—	(96,547)

	$(31,726,505)	$(5,492,870)	$—	$(37,219,375)

(a)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	33

Statement of Assets and Liabilities (unaudited)

June 30, 2022

Diversified Equity Master Portfolio

ASSETS
Investments, at value — unaffiliated(a)(b)	$714,996,547
Investments, at value — affiliated(c)	135,065,684
Cash pledged:
Collateral — OTC derivatives	52,720,000
Futures contracts	18,005,000
Foreign currency, at value(d)	531,757
Receivables:
Investments sold	9,605,593
Securities lending income — affiliated	25,107
Dividends — unaffiliated	1,700,453
Dividends — affiliated	65,448
Variation margin on futures contracts	1,508,732
Unrealized appreciation on:
Forward foreign currency exchange contracts	58,775
OTC swaps	652,500
Prepaid expenses	7,426

Total assets	934,943,022

LIABILITIES
Bank overdraft	2,498,828
Collateral on securities loaned	57,779,619
Payables:
Investments purchased	9,545,683
Administration fees	142,686
Investment advisory fees	67,435
Trustees’ fees	2,504
Professional fees	4,103
Unrealized depreciation on:
Forward foreign currency exchange contracts	96,547
OTC swaps	53,101,819

Total liabilities	123,239,224

NET ASSETS	$811,703,798

NET ASSETS CONSIST OF
Investors’ capital	$844,169,372
Net unrealized appreciation (depreciation)	(32,465,574)

NET ASSETS	$811,703,798

(a) Investments, at cost — unaffiliated	$710,221,169
(b) Securities loaned, at value	$55,686,880
(c) Investments, at cost — affiliated	$135,059,764
(d) Foreign currency, at cost	$540,365

See notes to financial statements.

34	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Operations (unaudited)

Six Months Ended June 30, 2022

Diversified Equity Master Portfolio

INVESTMENT INCOME
Dividends — unaffiliated	$8,417,435
Dividends — affiliated	184,326
Securities lending income — affiliated — net	114,819
Foreign taxes withheld	(532,559)

Total investment income	8,184,021

EXPENSES
Investment advisory	1,105,805
Administration	442,322
Trustees	5,206
Miscellaneous	13,744

Total expenses	1,567,077
Less:
Fees waived and/or reimbursed by the Administrator	(442,322)
Fees waived and/or reimbursed by the Manager	(473,473)

Total expenses after fees waived and/or reimbursed	651,282

Net investment income	7,532,739

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(a)	(13,027,567)
Investments — affiliated	(21,556)
Forward foreign currency exchange contracts	(16,484)
Foreign currency transactions	(195,963)
Futures contracts	44,440,092
Swaps	(37,767,381)

(6,588,859)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(b)	(167,963,684)
Investments — affiliated	(2,089)
Forward foreign currency exchange contracts	(36,363)
Foreign currency translations	(29,178)
Futures contracts	19,020,464
Swaps	(59,895,606)

(208,906,456)

Net realized and unrealized loss	(215,495,315)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(207,962,576)

(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(79,303)
(b) Net of reduction in deferred foreign capital gain tax of	$287,003

See notes to financial statements.

M A S T E R P O R T F O L I O F I N A N C I A L S T A T E M E N T S	35

Statements of Changes in Net Assets

	Diversified Equity Master Portfolio

	Six Months Ended 06/30/22 (unaudited)	Year Ended 12/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$7,532,739	$11,009,260
Net realized gain (loss)	(6,588,859)	198,288,129
Net change in unrealized appreciation (depreciation)	(208,906,456)	(1,403,848)

Net increase (decrease) in net assets resulting from operations	(207,962,576)	207,893,541

CAPITAL TRANSACTIONS
Proceeds from contributions	73,931,888	91,448,184
Value of withdrawals	(12,107,210)	(75,303,566)

Net increase in net assets derived from capital transactions	61,824,678	16,144,618

NET ASSETS
Total increase (decrease) in net assets	(146,137,898)	224,038,159
Beginning of period	957,841,696	733,803,537

End of period	$811,703,798	$957,841,696

See notes to financial statements.

36	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (unaudited)

	Diversified Equity Master Portfolio
	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017

Total Return
Total return	(21.05	)%(a)	27.62%	19.60%	31.98%	(3.90)%	22.15%

Ratios to Average Net Assets(b)
Total expenses	0.35	%(c)	0.35%	0.36%	0.36%	0.36%	0.36%

Total expenses after fees waived and/or reimbursed	0.15	%(c)	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	1.70	%(c)	1.28%	1.52%	1.85%	1.88%	1.69%

Supplemental Data
Net assets, end of period (000)	$811,704		$957,842	$733,804	$507,138	$429,098	$535,456

Portfolio turnover rate		60%	127%	150%	172%	150%	252%

(a)	Aggregate total return.
(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(c)	Annualized.

See notes to financial statements.

M A S T E R P O R T F O L I O F I N A N C I A L H I G H L I G H T S	37

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is organized as a Delaware statutory trust. Diversified Equity Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as diversified.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Fund Advisors (the “Manager”) or its affiliates, is included in a complex of open-end equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation: The Master Portfolio’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Master Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Master Portfolio reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Master Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Master Portfolio invests. These foreign taxes, if any, are paid by the Master Portfolio and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2022, if any, are disclosed in the Statement of Assets and Liabilities.

The Master Portfolio files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Master Portfolio may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Segregation and Collateralization: In cases where the Master Portfolio enters into certain investments (e.g. futures contracts, forward foreign currency exchange contracts) that would be treated as “senior securities” for 1940 Act purposes, the Master Portfolio may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investments to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

38	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Master Portfolio is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

•

Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.

•

Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Master Portfolio uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third-party pricing services utilize one or a combination of, but not limited to, the following inputs.

Standard Inputs Generally Considered By Third-Party Pricing Services
Market approach

(i)  recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;

(ii) recapitalizations and other transactions across the capital structure; and

(iii)   market multiples of comparable issuers.

Income approach

(i)  future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;

(ii) quoted prices for similar investments or assets in active markets; and

(iii)   other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.

Cost approach

(i)  audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;

(ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;

(iii)   relevant news and other public sources; and

(iv)   known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

M A S T E R P O R T F O L I O N O T E S T O F I N A N C I A L S T A T E M E N T S	39

Notes to Financial Statements (unaudited) (continued)

The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Master Portfolio. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Master Portfolio is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Master Portfolio could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Master Portfolio, except in the event of borrower default. The securities on loan, if any, are disclosed in the Master Portfolio’s Schedule of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value –unaffiliated and collateral on securities loaned, respectively.

Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Master Portfolio’s securities on loan by counterparty which are subject to offset under an MSLA:

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Notes to Financial Statements (unaudited)  (continued)

As of period end, the following table is a summary of the Master Portfolio’s securities on loan by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

Barclays Bank PLC	$6,906,683	$(6,906,683)	$—		$—
BNP Paribas SA	11,574,452	(11,574,452)	—		—
BofA Securities, Inc.	779,838	(779,838)	—		—
Citadel Clearing LLC	11,420	(11,420)	—		—
Citigroup Global Markets, Inc.	780,560	(780,560)	—		—
Credit Suisse Securities (USA) LLC	287,987	(287,987)	—		—
Goldman Sachs & Co. LLC	49,627	(49,627)	—		—
HSBC Bank PLC	38,609	(38,609)	—		—
J.P. Morgan Securities LLC	8,760,775	(8,760,775)	—		—
Jefferies LLC	2,591,043	(2,591,043)	—		—
Macquarie Bank Ltd.	25,104	(25,104)	—		—
Mizuho Securities USA LLC	438,120	(432,548)	—		(5,572)
Morgan Stanley	12,698,162	(12,698,162)	—		—
National Financial Services LLC	225,169	(225,169)	—		—
Pershing LLC	40,933	(40,933)	—		—
Scotia Capital (USA), Inc.	2,939,908	(2,939,908)	—		—
SG Americas Securities LLC	909	(909)	—		—
Toronto-Dominion Bank	1,282,506	(1,282,506)	—		—
UBS AG	3,993,041	(3,987,492)	—		(5,549)
UBS Securities LLC	1,843,461	(1,834,795)	—		(8,666)
Virtu Americas LLC	418,573	(417,922)	—		(651)

	$55,686,880	$(55,666,442)	$—		$(20,438)

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Master Portfolio is disclosed in the Master Portfolio’s Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Master Portfolio.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Master Portfolio are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.

M A S T E R P O R T F O L I O N O T E S T O F I N A N C I A L S T A T E M E N T S	41

Notes to Financial Statements (unaudited)  (continued)

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and Liabilities. A Master Portfolio’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Master Portfolio.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Master Portfolio and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Master Portfolio’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Master Portfolio’s counterparty on the swap. The Master Portfolio is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.

•

Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Master Portfolio receives payment from or makes a payment to the counterparty.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Master Portfolio may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Master Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Master Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Master Portfolio and the counterparty.

Cash collateral that has been pledged to cover obligations of the Master Portfolio and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Master Portfolio, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Master Portfolio. Any additional required collateral is delivered to/pledged by the Master Portfolio on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Master Portfolio generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Master Portfolio from the counterparties are not fully collateralized, the Master Portfolio bears the risk of loss from counterparty non-performance. Likewise, to the extent the Master Portfolio has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Master Portfolio bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Master Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.

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Notes to Financial Statements (unaudited)  (continued)

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.

For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Master Portfolio’s net assets:

Average Daily Net Assets	Investment Advisory Fees

First $1 billion	0.25%
$1 billion — $3 billion	0.24
$3 billion — $5 billion	0.23
$5 billion — $10 billion	0.22
Greater than $10 billion	0.21

MIP, on behalf of the Master Portfolio entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), which has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Master Portfolio’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolio. BAL is entitled to receive for these administrative services an annual fee of 0.10% based on the average daily net assets of the Master Portfolio.

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance. BAL may delegate certain of its administration duties to sub-administrators.

Expense Waivers and Reimbursements: The Manager has voluntarily agreed to waive 0.095% of the investment advisory fees payable by the Master Portfolio. This voluntary waiver may be terminated at any time. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. During the six months ended June 30, 2022, the Manager waived $420,206 pursuant to this agreement.

BAL voluntarily agreed to waive all of its administration fees payable by the Master Portfolio. This arrangement is voluntary and may be terminated by BAL at any time. This amount is included in fees waived and/or reimbursed by the Administrator in the Statement of Operations. For the six months ended June 30, 2022, the amount waived was $442,322.

The fees and expenses of MIP’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Master Portfolio’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. Each of BAL and BFA has contractually agreed to reimburse the Master Portfolio or provide an offsetting credit against the investment advisory fees paid by the Master Portfolio in an amount equal to these independent expenses through June 30, 2023. For the six months ended June 30, 2022, the amount waived was $18,950 which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.

With respect to the Master Portfolio, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Master Portfolio. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2022, the amount waived was $34,317.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the Master Portfolio. For the six months ended June 30, 2022, there were no fees waived by the Manager pursuant to this arrangement.

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Master Portfolio retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

M A S T E R P O R T F O L I O N O T E S T O F I N A N C I A L S T A T E M E N T S	43

Notes to Financial Statements (unaudited)  (continued)

Pursuant to the current securities lending agreement, the Master Portfolio retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2022, the Master Portfolio paid BTC $36,672 for securities lending agent services.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. The Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2022, the Master Portfolio did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of MIP are directors and/or officers of BlackRock or its affiliates.

Other Transactions: The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended June 30, 2022, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:

Master Portfolio Name	Purchases	Sales	Net Realized Gain (Loss)

Diversified Equity Master Portfolio	$13,534,269	$9,288,614	$(376,032)

7.	PURCHASES AND SALES

For the six months ended June 30, 2022, purchases and sales of investments, excluding short-term investments, were $538,024,559 and $467,787,740, respectively.

8.	INCOME TAX INFORMATION

The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of June 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

As of June 30, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Master Portfolio Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Diversified Equity Master Portfolio	$859,316,635	$105,942,782	$(152,416,561)	$(46,473,779)

9.	BANK BORROWINGS

MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for

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Notes to Financial Statements (unaudited)  (continued)

certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2023 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2022, the Master Portfolio did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Master Portfolio and its investments. The Master Portfolio’s prospectus provides details of the risks to which the Master Portfolio is subject.

The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Master Portfolio may invest in illiquid investments. An illiquid investment is any investment that the Master Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Master Portfolio may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the Master Portfolio invests.

The price the Master Portfolio could receive upon the sale of any particular portfolio investment may differ from the Master Portfolio’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Portfolio’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Master Portfolio, and the Master Portfolio could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Master Portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Master Portfolio’s portfolio are disclosed in its Schedule of Investments.

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Notes to Financial Statements (unaudited)  (continued)

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force the Master Portfolio to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Master Portfolio may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Master Portfolio is uncertain.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of Master Investment Portfolio (the “Master Fund”) met on April 20, 2022 (the “April Meeting”) and May 10-11, 2022 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Agreement”) between the Master Fund, on behalf of Diversified Equity Master Portfolio (the “Fund”) and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Fund’s investment advisor Activities and Composition of the Board.

The Approval Process

Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreement for the Fund on an annual basis. The Board members who are not “interested persons” of the Master Fund, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each typically extending for two days, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information surrounding the renewal of the Agreement. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.

During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreement. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T	47

Disclosure of Investment Advisory Agreement    (continued)

A. Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans, including in light of the ongoing COVID-19 pandemic.

B. The Investment Performance of the Fund and BlackRock

The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2021, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.

The Board noted that for each of the one-, three- and five-year periods reported, the Fund ranked in the first quartile against its Performance Peers.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Fund

The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2021 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.

48	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Disclosure of Investment Advisory Agreement    (continued)

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board noted that if the size of the Fund were to decrease, the Fund could lose the benefit of one or more breakpoints. The Board additionally noted that BlackRock has voluntarily agreed to waive a portion of its administration and advisory fees payable by the Fund. The Board further noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate the Fund for certain other fees and expenses.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which the Fund benefits from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Fund to more fully participate in these economies of scale. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

Conclusion

At the May Meeting, as a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Master Fund, on behalf of the Fund, for a one-year term ending June 30, 2023. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T	49

Additional Information

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Master Portfolio will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

General Information

Quarterly performance, semi-annual and annual reports and other information regarding the Master Portfolio may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Master Portfolio and does not, and is not intended to, incorporate BlackRock’s website in this report.

Householding

The Master Portfolio will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Master Portfolio at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Master Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Master Portfolio’s Form N-PORT is available on the SEC’s website at sec.gov. Additionally, the Master Portfolio makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.

Availability of Proxy Voting Policies, Procedures and Voting Records

A description of the policies and procedures that the Master Portfolio uses to determine how to vote proxies relating to portfolio securities and information about how the Master Portfolio voted proxies relating to securities held in the Master Portfolio’s portfolio during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 441-7762; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

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Additional Information    (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Master Portfolio and Service Providers

Investment Adviser	Independent Registered Public Accounting Firm
BlackRock Fund Advisors	PricewaterhouseCoopers LLP
San Francisco, CA 94105	Philadelphia, PA 19103

Administrator	Legal Counsel
BlackRock Advisors, LLC	Sidley Austin LLP
Wilmington, DE 19809	New York, NY 10019

Accounting Agent and Custodian	Address of MIP
State Street Bank and Trust Company	400 Howard Street
Boston, MA 02111	San Francisco, CA 94105

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809

A D D I T I O N A L I N F O R M A T I O N	51

Glossary of Terms Used in this Report

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

NOK	Norwegian Krone

NZD	New Zealand Dollar

SEK	Swedish Krona

SGD	Singapore Dollar

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

JSC	Joint Stock Company

MSCI	Morgan Stanley Capital International

NVDR	Non-Voting Depositary Receipt

PCL	Public Company Limited

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

SAB	Special Assessment Bonds

SCA	Societe en Commandite par Actions

SOFR	Secured Overnight Financing Rate

SRF	State Revolving Fund

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Master Portfolio Information as of June 30, 2022	International Tilts Master Portfolio

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

Nestle SA	2.3%
Novo Nordisk A/S, Class B	2.3
ASML Holding NV	2.2
Roche Holding AG	2.1
BHP Group Ltd., Class DI	1.8
Shell PLC	1.7
Novartis AG	1.6
British American Tobacco PLC	1.6
AIA Group Ltd.	1.5
AstraZeneca PLC	1.4

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Net Assets

Japan	20.0%
United Kingdom	12.8
France	9.8
Germany	9.1
Australia	9.0
Switzerland	8.6
United States	5.5
Netherlands	5.2
Denmark	3.5
Italy	3.2
Hong Kong	2.8
Norway	2.0
Sweden	1.9
Belgium	1.7
Singapore	1.7
Spain	1.6
Finland	1.0
Israel	1.0
Other#	2.8
Liabilities in Excess of Other Assets	(3.2)

#	Includes holdings within countries/geographic regions that are less than 1.0% of net assets. Please refer to the Schedule of Investments for such countries/geographic regions.

Derivative Financial Instruments

International Tilts Master Portfolio (the “Master Portfolio”) may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Master Portfolio’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Master Portfolio can realize on an investment and/or may result in lower distributions paid to shareholders. The Master Portfolio’s investments in these instruments, if any, are discussed in detail in the Master Portfolio Notes to Financial Statements.

P O R T F O L I O I N F O R M A T I O N / D E R I V A T I V E F I N A N C I A L I N S T R U M E N T S	1

Schedule of Investments (unaudited) June 30, 2022	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 9.0%
AGL Energy Ltd.(a)	116,382	$665,285
APA Group(b)	10,900	84,887
Aristocrat Leisure Ltd.	62,522	1,487,150
Aurizon Holdings Ltd.	172,024	452,428
Australia & New Zealand Banking Group Ltd.	1,675	25,511
BHP Group Ltd., Class DI	157,385	4,506,500
Commonwealth Bank of Australia	21,131	1,320,191
CSL Ltd.	7,787	1,445,850
CSR Ltd.	2,976	8,366
Evolution Mining Ltd.	76,588	125,141
Flight Centre Travel Group Ltd.(c)	2,143	25,772
Glencore PLC	132,164	715,858
Goodman Group	51,577	636,859
Incitec Pivot Ltd.	24,875	57,245
Insignia Financial Ltd.	6,124	11,412
JB Hi-Fi Ltd.(a)	6,356	169,046
Macquarie Group Ltd.	9,531	1,085,161
Medibank Pvt Ltd.	469,664	1,056,357
Mirvac Group	124,393	170,032
Newcrest Mining Ltd.	53,598	763,569
Northern Star Resources Ltd.	60,385	283,248
Nufarm Ltd.	1	4
Origin Energy Ltd.	2,362	9,376
Pro Medicus Ltd.(a)	682	19,930
QBE Insurance Group Ltd.	44,765	376,155
REA Group Ltd.	13,503	1,042,710
Rio Tinto Ltd.	7,982	569,427
Rio Tinto PLC	14,587	872,107
Scentre Group	484,624	870,166
Shopping Centres Australasia Property Group	7,657	14,587
South32 Ltd.	208,436	564,797
Stockland(a)	93,376	233,140
Telstra Corp. Ltd.	165,750	440,858
WiseTech Global Ltd.	12,381	324,658
Woodside Energy Group Ltd.	67,441	1,482,253
Worley Ltd.	18,815	185,516

		22,101,552

Austria — 0.4%
ams-OSRAM AG(c)	3,446	31,176
ANDRITZ AG	6,535	263,794
BAWAG Group AG(d)	4,615	194,820
Erste Group Bank AG	8,769	222,831
OMV AG	2,624	123,409
Raiffeisen Bank International AG	2,606	28,472

		864,502

Belgium — 1.7%
Ackermans & van Haaren NV	590	88,268
Anheuser-Busch InBev SA	28,720	1,546,628
Etablissements Franz Colruyt NV	731	19,879
Groupe Bruxelles Lambert SA	8,865	743,148
KBC Group NV	4,413	248,280
Solvay SA	12,219	995,434
UCB SA	3,082	261,166
Umicore SA	3,020	105,863
Warehouses De Pauw CVA	7,758	244,797

		4,253,463

Security	Shares	Value

China — 0.1%
Budweiser Brewing Co. APAC Ltd.(a)(d)	59,200	$177,641

Denmark — 3.5%
AP Moller - Maersk A/S, Class A	72	167,109
AP Moller - Maersk A/S, Class B	493	1,157,366
Carlsberg A/S, Class B	1,787	228,383
Coloplast A/S, Class B	1,369	156,421
DSV A/S	552	77,621
Genmab A/S(c)	1,537	498,672
H Lundbeck A/S	4,136	20,087
Novo Nordisk A/S, Class B	50,028	5,548,220
Novozymes A/S, B Shares	2,379	143,175
Tryg A/S	20,196	455,014

		8,452,068

Finland — 1.0%
Kone OYJ, Class B	8,009	382,791
Nokia OYJ	228,882	1,060,879
Nordea Bank Abp	111,149	981,837

		2,425,507

France — 9.8%
Accor SA(c)	3,617	98,677
Air France-KLM(c)	27,745	32,768
Air Liquide SA(a)	8,779	1,181,678
Amundi SA(d)	9,178	505,313
Arkema SA	755	67,537
Atos SE(c)	2,189	29,676
AXA SA	34,906	797,306
BNP Paribas SA	2,746	131,347
Capgemini SE	9,194	1,585,598
Carrefour SA	26,817	476,036
Covivio	199	11,118
Credit Agricole SA	23,069	212,672
Dassault Systemes SE	11,724	434,267
Eiffage SA	141	12,755
Electricite de France SA	99,010	813,253
Engie SA	113,166	1,310,345
Eurazeo SE	241	14,972
Faurecia SE(c)	1,552	31,103
Hermes International	1,244	1,400,032
Ipsen SA	1,472	139,374
Kering SA	834	432,201
Klepierre SA	15,542	300,768
Legrand SA	6,581	488,629
L’Oreal SA	6,652	2,309,610
LVMH Moet Hennessy Louis Vuitton SE	4,114	2,521,379
Pernod Ricard SA	4,944	914,021
Publicis Groupe SA	3,600	177,050
Remy Cointreau SA	237	41,584
Renault SA(c)	1,655	41,782
Rexel SA	1,779	27,489
Rubis SCA	34,518	811,856
Safran SA	8,712	867,414
Sanofi	5,809	585,815
Sartorius Stedim Biotech	201	63,419
Schneider Electric SE	5,172	616,272
Societe Generale SA	43,770	967,741
Sodexo SA	490	34,660
Teleperformance	2,541	784,620
Thales SA	3,507	430,579
TotalEnergies SE	30,259	1,592,742

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Schedule of Investments (unaudited) (continued) June 30, 2022	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Unibail-Rodamco-Westfield(c)	1,144	$58,161
Vallourec SA(c)	2,999	35,948
Vinci SA	7,663	687,842
Wendel SE	111	9,303

		24,086,712

Germany — 8.0%
AIXTRON SE	232	5,926
Allianz SE, Registered Shares	13,256	2,541,310
Bayer AG, Registered Shares	27,189	1,623,628
Bayerische Motoren Werke AG	19,128	1,482,814
Commerzbank AG(c)	63,137	447,966
Daimler Truck Holding AG(c)	503	13,247
Deutsche Bank AG, Registered Shares	183,650	1,613,861
Deutsche Boerse AG	3,376	566,920
Deutsche Telekom AG, Registered Shares	33,457	665,435
DWS Group GmbH & Co. KGaA(d)	8,310	219,081
E.ON SE	17,014	143,310
Evonik Industries AG(a)	54,223	1,162,875
Freenet AG	9,176	228,833
Fresenius Medical Care AG & Co. KGaA	247	12,375
Hannover Rueck SE	2,953	430,709
Hochtief AG	12,518	613,679
Infineon Technologies AG	21,356	519,496
Jenoptik AG	2	45
K&S AG	2,382	57,973
LEG Immobilien SE	1,993	165,861
Mercedes-Benz Group AG, Registered Shares	27,398	1,591,230
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	351	83,028
Nemetschek SE	2,774	168,761
Nordex SE(c)	2,931	25,144
Rational AG	17	9,911
Rheinmetall AG	683	157,611
RWE AG	18,047	667,487
SAP SE	11,142	1,015,598
Scout24 SE(d)	22,512	1,159,713
Siemens AG, Registered Shares	20,942	2,152,764
Talanx AG(c)	242	9,250
TeamViewer AG(c)(d)	4,134	41,340
United Internet AG, Registered Shares	717	20,552
VERBIO Vereinigte BioEnergie AG	260	13,098
Volkswagen AG	251	45,904
Wacker Chemie AG	52	7,541

		19,684,276

Hong Kong — 2.8%
AIA Group Ltd.	341,200	3,728,144
ASM Pacific Technology Ltd.	18,000	153,203
Cathay Pacific Airways Ltd.(c)	12,000	13,176
CK Asset Holdings Ltd.	36,500	259,344
Hang Lung Group Ltd.(a)	5,000	9,438
Hysan Development Co. Ltd.	10,000	30,169
Jardine Matheson Holdings Ltd.	6,400	336,281
Kerry Properties Ltd.	148,500	412,948
Link REIT	8,300	67,822
New World Development Co. Ltd.	16,000	57,634
NWS Holdings Ltd.	54,000	51,309
Pacific Basin Shipping Ltd.	22,000	8,458
PCCW Ltd.	378,000	199,836
SITC International Holdings Co. Ltd.	12,000	34,130
Sun Hung Kai Properties Ltd.	33,000	390,722

Security	Shares	Value

Hong Kong (continued)
Swire Properties Ltd.	119,000	$296,266
Techtronic Industries Co. Ltd.	63,500	663,076
WH Group Ltd.(d)	327,000	253,093

		6,965,049

Ireland — 0.8%
AIB Group PLC	10,185	23,245
Experian PLC	36,733	1,078,510
James Hardie Industries PLC	25,496	558,180
Kerry Group PLC, Class A	1,016	97,162
Kingspan Group PLC	3,354	201,680
Smurfit Kappa Group PLC	1,155	38,949

		1,997,726

Israel — 1.0%
Bank Hapoalim BM	74,601	626,441
Bezeq The Israeli Telecommunication Corp. Ltd.	43,518	67,834
Isracard Ltd.	1,272	4,551
Israel Discount Bank Ltd., Class A	85,162	445,944
Mizrahi Tefahot Bank Ltd.	2,734	91,016
Nice Ltd.(a)(c)	1,883	363,360
Paz Oil Co. Ltd.(c)	194	23,335
Shapir Engineering & Industry Ltd.(a)	5,381	44,102
Teva Pharmaceutical Industries Ltd.(a)(c)	98,794	747,861

		2,414,444

Italy — 3.2%
Assicurazioni Generali SpA	9,527	152,173
Banca Generali SpA(a)	4,817	136,384
Banca Mediolanum SpA	39,226	258,801
BPER Banca	109,485	180,467
Davide Campari-Milano NV	5,094	53,740
Enel SpA	288,852	1,584,128
Eni SpA	70,243	833,128
Ferrari NV	1,503	276,609
Hera SpA	7,114	20,615
Intesa Sanpaolo SpA	488,649	914,491
Italgas SpA	52,952	308,993
Leonardo SpA	3,035	30,792
Mediobanca Banca di Credito Finanziario SpA	140,338	1,217,099
Moncler SpA	2,778	119,693
Pirelli & C SpA(d)	14,236	57,941
Poste Italiane SpA(d)	6,083	56,915
PRADA SpA	3,200	17,996
Reply SpA	448	54,500
Snam SpA	214,155	1,123,535
UniCredit SpA	47,185	450,916
Unipol Gruppo SpA	3,097	14,107
UnipolSai Assicurazioni SpA	12,025	28,838

		7,891,861

Japan — 20.0%
Advantest Corp.	14,000	752,874
Aeon Mall Co. Ltd.	2,500	30,605
Air Water, Inc.	2,000	25,202
Alfresa Holdings Corp.	900	12,101
Amada Co. Ltd.	81,100	597,894
Anritsu Corp.	21,200	229,523
Aozora Bank Ltd.	13,200	256,883
Asahi Kasei Corp.	4,800	36,515
Astellas Pharma, Inc.	29,100	454,009
Benesse Holdings, Inc.	2,400	38,837
Calbee, Inc.	7,900	159,217
Casio Computer Co. Ltd.	48,700	451,886

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) June 30, 2022	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Central Japan Railway Co.	1,500	$172,399
Chugai Pharmaceutical Co. Ltd.	11,700	299,292
Chugoku Electric Power Co., Inc.	8,300	53,440
Coca-Cola Bottlers Japan Holdings, Inc.	2,100	25,103
Daifuku Co. Ltd.(a)	6,200	354,827
Daiichi Sankyo Co. Ltd.	37,000	941,002
Daikin Industries Ltd.	600	96,335
Daito Trust Construction Co. Ltd.	4,600	397,928
Daiwa House Industry Co. Ltd.	7,600	177,741
DMG Mori Co. Ltd.(a)	29,000	360,675
East Japan Railway Co.	3,100	158,562
Ebara Corp.	1,300	48,578
Eisai Co. Ltd.	17,000	718,762
Fuji Media Holdings, Inc.	8,100	68,606
FUJIFILM Holdings Corp.	8,600	462,090
Fujitsu Ltd.	1,700	212,717
Hikari Tsushin, Inc.	600	61,681
Hino Motors Ltd.	2,300	11,839
Hisamitsu Pharmaceutical Co., Inc.	2,800	72,379
Hitachi Ltd.	300	14,271
Honda Motor Co. Ltd.	20,400	491,866
Hoya Corp.	10,800	924,295
Inpex Corp.	64,500	691,458
ITOCHU Corp.	49,100	1,324,618
Itochu Techno-Solutions Corp.	400	9,835
Japan Post Bank Co. Ltd.	37,400	291,176
Japan Tobacco, Inc.(a)	147,200	2,550,796
Kakaku.com, Inc.	1,000	16,609
Kamigumi Co. Ltd.	1,200	23,198
Kao Corp.(a)	23,800	965,077
Kawasaki Kisen Kaisha Ltd.	2,100	128,498
KDDI Corp.	16,300	514,010
Keisei Electric Railway Co. Ltd.	800	22,090
Keyence Corp.	500	171,469
Kuraray Co. Ltd.(a)	20,300	163,777
Kyocera Corp.	1,600	85,530
Kyushu Electric Power Co., Inc.	9,800	63,009
Lintec Corp.	1,000	16,957
Lion Corp.(a)	27,000	298,918
Mani, Inc.	1,300	12,654
Marubeni Corp.	9,800	87,922
Mitsubishi Corp.	43,500	1,295,481
Mitsui & Co. Ltd.	54,000	1,186,625
Mitsui Fudosan Co. Ltd.	7,600	163,285
Mizuho Financial Group, Inc.	33,700	383,672
MS&AD Insurance Group Holdings, Inc.(a)	32,900	1,008,825
Murata Manufacturing Co. Ltd.	18,000	979,692
NEC Corp.	26,100	1,018,343
NET One Systems Co. Ltd.	7,900	175,570
NGK Spark Plug Co. Ltd.	6,500	117,907
Nintendo Co. Ltd.	100	43,006
Nippon Telegraph & Telephone Corp.	35,900	1,031,520
Nippon Yusen KK	5,000	342,825
Nissan Motor Co. Ltd.	31,200	122,198
Nitto Denko Corp.	400	25,871
Nomura Real Estate Holdings, Inc.	1,900	46,484
Nomura Research Institute Ltd.	5,300	142,234
Obayashi Corp.	2,900	21,092
Obic Co. Ltd.	2,000	284,412
Olympus Corp.	15,400	312,084
Omron Corp.	24,600	1,252,059
Otsuka Holdings Co. Ltd.	7,900	282,004

Security	Shares	Value

Japan (continued)
Pola Orbis Holdings, Inc.	1,200	$14,853
Recruit Holdings Co. Ltd.	27,200	801,052
Ricoh Co. Ltd.	5,000	39,036
Rohm Co. Ltd.	1,900	133,190
Santen Pharmaceutical Co. Ltd.	10,100	79,678
SBI Holdings, Inc.	18,400	359,529
SCREEN Holdings Co. Ltd.	1,300	88,208
Sega Sammy Holdings, Inc.	2,100	33,731
Sekisui House Ltd.	57,400	1,007,677
Shin-Etsu Chemical Co. Ltd.	8,700	977,975
Shionogi & Co. Ltd.	2,600	132,700
SoftBank Corp.	50,400	559,568
SoftBank Group Corp.	21,200	821,680
Sony Group Corp.	5,500	448,562
Sumitomo Chemical Co. Ltd.	492,800	1,928,669
Sumitomo Corp.	103,600	1,408,280
Sumitomo Heavy Industries Ltd.	900	19,923
Sumitomo Mitsui Financial Group, Inc.	84,900	2,523,660
Sumitomo Mitsui Trust Holdings, Inc.	600	18,544
Sundrug Co. Ltd.	6,200	138,655
Suzuki Motor Corp.	5,500	172,909
Sysmex Corp.	200	12,068
Taiheiyo Cement Corp.	1,000	14,900
Takeda Pharmaceutical Co. Ltd.	78,000	2,190,890
TBS Holdings, Inc.	4,800	60,240
TDK Corp.	900	27,826
Terumo Corp.(a)	31,800	961,983
Toho Gas Co. Ltd.	1,200	28,987
Tohoku Electric Power Co., Inc.	8,600	46,160
Tokio Marine Holdings, Inc.	22,100	1,288,694
Tokyo Electron Ltd.	5,000	1,631,966
Tokyo Gas Co. Ltd.	24,600	509,812
Tokyo Tatemono Co. Ltd.	1,300	17,934
Tokyu Fudosan Holdings Corp.	2,400	12,630
Toshiba Corp.	6,900	280,349
Toyota Industries Corp.	700	43,405
Toyota Motor Corp.(a)	57,300	884,099
Trend Micro, Inc.	8,700	425,616
Tsuruha Holdings, Inc.	300	16,324
Unicharm Corp.(a)	40,200	1,349,000
Yamada Holdings Co. Ltd.	160,400	576,822
Yaskawa Electric Corp.	3,400	109,814

		49,040,322

Luxembourg — 0.5%
ArcelorMittal SA	47,298	1,060,676
Aroundtown SA	4,138	13,235
RTL Group SA(a)(c)	5,181	217,012
SES SA	5	44

		1,290,967

Mexico — 0.1%
Fresnillo PLC	16,959	158,423

Netherlands — 5.2%
Aalberts NV	610	23,688
Argenx SE(c)	513	193,377
ASML Holding NV	11,625	5,492,091
ASR Nederland NV	18,703	754,048
Heineken NV	6,637	604,110
IMCD NV	5,798	792,787
ING Groep NV	15,768	155,340
Koninklijke Ahold Delhaize NV	12,625	328,616
Koninklijke Philips NV	4,874	104,540

4	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
Koninklijke Vopak NV	7,273	$183,289
NN Group NV	1,765	79,942
OCI NV	5,891	193,788
PostNL NV	37,738	114,328
QIAGEN NV(c)	5,007	235,420
Randstad NV	12,773	617,324
Stellantis NV	740	9,187
Wolters Kluwer NV	29,267	2,836,497

		12,718,372

New Zealand — 0.1%
Fisher & Paykel Healthcare Corp. Ltd.	10,662	132,824
Infratil Ltd.	6,727	32,229
Mainfreight Ltd.	662	28,858
Spark New Zealand Ltd.	35,110	105,075
Vector Ltd.	18,296	47,642

		346,628

Norway — 2.0%
Aker ASA	1,163	89,879
Aker Carbon Capture ASA(c)	9	16
Aker Horizons Holding A/S(c)	1	2
Aker Solutions ASA	13	35
DNB Bank ASA	88,355	1,599,540
Dolphin Drilling ASA(a)(c)(e)	8	—
Equinor ASA	66,532	2,318,333
Kongsberg Gruppen ASA	318	11,437
Leroy Seafood Group ASA	1,582	11,327
Mowi ASA	717	16,396
Telenor ASA	53,608	716,375
Var Energi ASA	10,653	41,591

		4,804,931

Portugal — 0.4%
EDP - Energias de Portugal SA	194,142	904,766
Jeronimo Martins SGPS SA	7,528	163,195

		1,067,961

Singapore — 1.7%
City Developments Ltd.	11,100	65,196
Jardine Cycle & Carriage Ltd.	69,500	1,416,662
Mapletree Commercial Trust	157,600	207,711
Mapletree Industrial Trust	35,700	66,832
Singapore Telecommunications Ltd.	1,069,200	1,946,013
Suntec Real Estate Investment Trust	11,800	13,767
United Overseas Bank Ltd.	24,300	459,079

		4,175,260

South Africa — 0.4%
Anglo American PLC	27,066	967,571

Spain — 1.6%
Acciona SA(a)	5,572	1,026,688
ACS Actividades de Construccion y Servicios SA(a)	989	24,104
Amadeus IT Group SA(c)	1,711	95,806
Banco Bilbao Vizcaya Argentaria SA	123,201	559,650
Banco Santander SA	416,751	1,179,160
Bankinter SA	33,266	208,074
Fluidra SA	6,231	126,781
Iberdrola SA	5,226	54,410
Industria de Diseno Textil SA	16,978	385,833
Mediaset Espana Comunicacion SA(c)	9	37

Security	Shares	Value

Spain (continued)
Merlin Properties Socimi SA	3,749	$36,307
Repsol SA	22,257	328,113

		4,024,963

Sweden — 1.9%
Atlas Copco AB, A Shares	17,618	164,905
Atlas Copco AB, B Shares	578	4,843
Boliden AB	281	8,987
Elekta AB, B Shares	22,963	159,144
Getinge AB, B Shares	501	11,611
Hexagon AB, B Shares	13,410	140,122
Industrivarden AB, A Shares	7,503	169,620
Industrivarden AB, C Shares	17,959	401,461
Investor AB, B Shares	2,746	45,286
L E Lundbergforetagen AB, B Shares	1,890	77,068
Lundin Energy AB	23,644	917,613
Saab AB, Class B	29,195	1,207,283
Sagax AB, Class B	1,582	29,330
SSAB AB, -A Shares	5,044	22,136
Tele2 AB, B Shares	32,543	371,083
Telefonaktiebolaget LM Ericsson, B Shares	105,398	787,219
Volvo AB, B Shares	4,953	77,066

		4,594,777

Switzerland — 8.6%
ABB Ltd., Registered Shares	6,701	179,709
Banque Cantonale Vaudoise, Registered Shares	1,462	114,896
Belimo Holding AG	66	23,237
Chocoladefabriken Lindt & Spruengli AG	6	61,092
Cie Financiere Richemont SA, Class A, Registered Shares	6,098	655,920
Flughafen Zurich AG(c)	917	138,948
Givaudan SA, Registered Shares	198	697,893
Kuehne & Nagel International AG, Registered Shares	430	102,169
Lonza Group AG, Registered Shares	1,597	853,017
Nestle SA, Registered Shares	48,356	5,651,495
Novartis AG, Registered Shares	45,408	3,849,717
PSP Swiss Property AG	816	90,849
Roche Holding AG	16,262	5,461,889
Sika AG, Registered Shares	3,836	885,491
Straumann Holding AG, Registered Shares	616	74,207
Swatch Group AG	3,624	860,840
Temenos AG, Registered Shares	700	59,906
UBS Group AG, Registered Shares	73,107	1,181,901
VAT Group AG(d)	713	170,518

		21,113,694

United Kingdom — 12.8%
Ashtead Group PLC	38,203	1,607,145
Associated British Foods PLC	27,750	535,452
AstraZeneca PLC	26,556	3,503,313
Avast PLC(d)	4,446	27,981
Bellway PLC	4,879	128,280
BP PLC, ADR	560,971	2,634,038
British American Tobacco PLC	88,729	3,803,303
BT Group PLC	47,908	108,883
Centrica PLC(c)	174,076	169,992
CK Hutchison Holdings Ltd.	57,000	386,688
Croda International PLC	1,450	114,611
Dechra Pharmaceuticals PLC	466	19,649
Diageo PLC	57,696	2,492,046
Direct Line Insurance Group PLC	23,013	70,637
Dunelm Group PLC	3	30

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) June 30, 2022	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
easyJet PLC(c)	9,656	$43,371
Ferguson PLC	1,704	190,886
Greggs PLC	5,665	125,444
GSK PLC	34,373	740,793
Hargreaves Lansdown PLC	3,414	32,940
HSBC Holdings PLC	64,739	422,909
IG Group Holdings PLC	12,663	106,876
IMI PLC	13,158	188,721
Imperial Brands PLC	29,112	651,751
International Consolidated Airlines Group SA(a)(c)	83,148	109,380
Intertek Group PLC	262	13,467
ITV PLC	341,575	272,769
Lloyds Banking Group PLC	2,642,290	1,359,476
Natwest Group PLC	3,403	9,058
Phoenix Group Holdings PLC	5,455	39,301
RELX PLC	33,517	910,032
Rightmove PLC	116,526	807,506
Rolls-Royce Holdings PLC(c)	105,806	107,675
RS GROUP PLC	782	8,317
Segro PLC	1,304	15,567
Shell PLC	161,682	4,210,649
Smiths Group PLC	45,407	776,499
Spectris PLC	7,072	234,292
Spirax-Sarco Engineering PLC	527	63,561
SSE PLC	63,797	1,259,055
Taylor Wimpey PLC	79,842	113,730
Tesco PLC	190,388	593,364
Tritax Big Box REIT PLC	37,059	82,121
Unilever PLC	39,718	1,809,300
UNITE Group PLC	1,648	21,422
Whitbread PLC	17,208	521,826
WPP PLC	4,216	42,587

		31,486,693

United States — 0.0%
Carnival PLC(c)	3,094	23,857

Total Common Stocks — 96.6% (Cost: $253,185,521)		237,129,220

Preferred Securities

Preferred Stocks — 1.1%

Germany — 1.1%
Fuchs Petrolub SE, Preference Shares	2,384	66,696

Security	Shares	Value

Germany (continued)
Porsche Automobil Holding SE, Preference Shares	1,332	$88,593
Sartorius AG, Preference Shares	4,928	1,729,573
Schaeffler AG, Preference Shares	11	62
Volkswagen AG, Preference Shares	5,657	761,657

		2,646,581

Total Preferred Securities — 1.1% (Cost: $3,128,380)		2,646,581

Total Long-Term Investments — 97.7% (Cost: $256,313,901)		239,775,801

Short-Term Securities

Money Market Funds — 5.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.64%(f)(g)(h)	8,236,451	8,235,628
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.38%(f)(g)	5,271,432	5,271,432

Total Short-Term Securities — 5.5% (Cost: $13,506,000)		13,507,060

Total Investments — 103.2% (Cost: $269,819,901)		253,282,861

Liabilities in Excess of Other Assets — (3.2)%		(7,883,872)

Net Assets — 100.0%		$245,398,989

(a)	All or a portion of this security is on loan.
(b)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Non-income producing security.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Master Portfolio.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

6	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	International Tilts Master Portfolio

Affiliates

Investments in issuers considered to be affiliate(s) of the Master Portfolio during the six months ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$5,394,712	$2,841,934	(a)	$—		$(1,451)	$433	$8,235,628	8,236,451	$13,386	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,557,708	—		(286,276	)(a)	—	—	5,271,432	5,271,432	10,519		—

						$(1,451)	$433	$13,507,060		$23,905		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI EAFE Index	54	09/16/22	$5,013	$(21,871)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$21,871	$—	$—	$—	$21,871

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Master Portfolio Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in net unrealized appreciation (depreciation).

For the period ended June 30, 2022, the effect of derivative financial instruments in the Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$(996,003)	$—	$—	$—	$(996,003)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(130,659)	$—	$—	$—	$(130,659)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$5,669,400

For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) June 30, 2022	International Tilts Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Australia	$—	$22,101,552	$—	$22,101,552
Austria	—	864,502	—	864,502
Belgium	19,879	4,233,584	—	4,253,463
China	—	177,641	—	177,641
Denmark	20,087	8,431,981	—	8,452,068
Finland	—	2,425,507	—	2,425,507
France	—	24,086,712	—	24,086,712
Germany	—	19,684,276	—	19,684,276
Hong Kong	—	6,965,049	—	6,965,049
Ireland	—	1,997,726	—	1,997,726
Israel	—	2,414,444	—	2,414,444
Italy	—	7,891,861	—	7,891,861
Japan	—	49,040,322	—	49,040,322
Luxembourg	—	1,290,967	—	1,290,967
Mexico	—	158,423	—	158,423
Netherlands	—	12,718,372	—	12,718,372
New Zealand	—	346,628	—	346,628
Norway	—	4,804,931	—	4,804,931
Portugal	—	1,067,961	—	1,067,961
Singapore	—	4,175,260	—	4,175,260
South Africa	—	967,571	—	967,571
Spain	—	4,024,963	—	4,024,963
Sweden	—	4,594,777	—	4,594,777
Switzerland	—	21,113,694	—	21,113,694
United Kingdom	27,981	31,458,712	—	31,486,693
United States	—	23,857	—	23,857
Preferred Securities
Preferred Stocks	—	2,646,581	—	2,646,581
Short-Term Securities
Money Market Funds	13,507,060	—	—	13,507,060

	$13,575,007	$239,707,854	$—	$253,282,861

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(21,871)	$—	$—	$(21,871)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

8	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Assets and Liabilities (unaudited)

June 30, 2022

International Tilts Master Portfolio

ASSETS
Investments, at value — unaffiliated(a)(b)	$239,775,801
Investments, at value — affiliated(c)	13,507,060
Cash pledged for futures contracts	276,910
Foreign currency, at value(d)	198,965
Receivables:
Investments sold	3,212,641
Securities lending income — affiliated	1,712
Dividends — unaffiliated	299,773
Dividends — affiliated	4,472
Prepaid expenses	4,891

Total assets	257,282,225

LIABILITIES
Collateral on securities loaned	8,235,972
Payables:
Investments purchased	3,435,213
Administration fees	21,561
Investment advisory fees	150,257
Trustees’ and Officer’s fees	2,473
Professional fees	12,626
Variation margin on futures contracts	25,134

Total liabilities	11,883,236

NET ASSETS	$245,398,989

NET ASSETS CONSIST OF
Investors’ capital	$261,959,575
Net unrealized appreciation (depreciation)	(16,560,586)

NET ASSETS	$245,398,989

(a) Investments, at cost — unaffiliated	$256,313,901
(b) Securities loaned, at value	$7,429,558
(c) Investments, at cost — affiliated	$13,506,000
(d) Foreign currency, at cost	$199,453

See notes to financial statements.

M A S T E R P O R T F O L I O F I N A N C I A L S T A T E M E N T S	9

Statement of Operations  (unaudited)

Six Months Ended June 30, 2022

International Tilts Master Portfolio

INVESTMENT INCOME
Dividends — unaffiliated	$5,802,862
Dividends — affiliated	10,538
Securities lending income — affiliated — net	13,367
Foreign taxes withheld	(898,151)

Total investment income	4,928,616

EXPENSES
Investment advisory	529,535
Administration	66,192
Trustees and Officer	3,991
Miscellaneous	11,206

Total expenses	610,924
Less:
Fees waived and/or reimbursed by the Manager	(83,298)

Total expenses after fees waived and/or reimbursed	527,626

Net investment income	4,400,990

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss from:
Investments — unaffiliated	(10,415,341)
Investments — affiliated	(1,451)
Foreign currency transactions	(125,777)
Futures contracts	(996,003)

(11,538,572)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(51,056,163)
Investments — affiliated	433
Foreign currency translations	(2,305)
Futures contracts	(130,659)

(51,188,694)

Net realized and unrealized loss	(62,727,266)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(58,326,276)

See notes to financial statements.

10	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	International Tilts Master Portfolio
	Six Months Ended 06/30/22 (unaudited)	Year Ended 12/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$4,400,990	$5,215,470
Net realized gain (loss)	(11,538,572)	25,627,549
Net change in unrealized appreciation (depreciation)	(51,188,694)	(282,250)

Net increase (decrease) in net assets resulting from operations	(58,326,276)	30,560,769

CAPITAL TRANSACTIONS
Proceeds from contributions	17,025,691	43,597,486
Value of withdrawals	—	(7,672,392)

Net increase in net assets derived from capital transactions	17,025,691	35,925,094

NET ASSETS
Total increase (decrease) in net assets	(41,300,585)	66,485,863
Beginning of period	286,699,574	220,213,711

End of period	$245,398,989	$286,699,574

See notes to financial statements.

M A S T E R P O R T F O L I O F I N A N C I A L S T A T E M E N T S	11

Financial Highlights (unaudited)

	International Tilts Master Portfolio
	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,
			2021	2020	2019	2018		2017

Total Return
Total return	(19.84	)%(a)	13.15%	6.88%	22.30%	(15.06)%		29.06%

Ratios to Average Net Assets(b)
Total expenses	0.46	%(c)	0.46%	0.47%	0.47%	0.46%		0.47%

Total expenses after fees waived and/or reimbursed	0.40	%(c)	0.40%	0.40%	0.40%	0.40%		0.40%

Net investment income	3.32	%(c)	2.03%	1.78%	3.22%	2.68	%(d)	2.81%

Supplemental Data
Net assets, end of period (000)	$245,399		$286,700	$220,214	$176,066	$147,377		$163,969

Portfolio turnover rate		52%	180%	261%	151%	130%		106%

(a)	Aggregate total return.
(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(c)	Annualized.
(d)	The ratio of net investment income to average net assets includes 0.04% resulting from a special dividend.

See notes to financial statements.

12	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is organized as a Delaware statutory trust. International Tilts Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as diversified.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of open-end equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation: The Master Portfolio’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Master Portfolio does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Realized currency gains (losses) on foreign currency related transactions are reported as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes. The Master Portfolio has elected to treat realized gains (losses) from certain forward foreign currency exchange contracts as capital gain (loss) for U.S. federal income tax purposes.

Foreign Taxes: The Master Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Master Portfolio invests. These foreign taxes, if any, are paid by the Master Portfolio and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2022, if any, are disclosed in the Statement of Assets and Liabilities.

The Master Portfolio files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Master Portfolio may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Segregation and Collateralization: In cases where the Master Portfolio enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, the Master Portfolio may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investments to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

M A S T E R P O R T F O L I O N O T E S T O F I N A N C I A L S T A T E M E N T S	13

Notes to Financial Statements (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Master Portfolio is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Master Portfolio uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third-party pricing services utilize one or a combination of, but not limited to, the following inputs.

Standard Inputs Generally Considered By Third-Party Pricing Services
Market approach

(i)  recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;

(ii) recapitalizations and other transactions across the capital structure; and

(iii)   market multiples of comparable issuers.

Income approach

(i)  future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;

(ii) quoted prices for similar investments or assets in active markets; and

(iii)   other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.

Cost approach

(i)  audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;

(ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;

(iii)   relevant news and other public sources; and

(iv)   known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Master Portfolio. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Master Portfolio is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Master Portfolio could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

14	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Master Portfolio, except in the event of borrower default. The securities on loan, if any, are disclosed in the Master Portfolio’s Schedule of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value –unaffiliated and collateral on securities loaned, respectively.

Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Master Portfolio’s securities on loan by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

BofA Securities, Inc.	$703,553	$(703,553)	$—		$—
Goldman Sachs & Co. LLC	4,197,084	(4,197,084)	—		—
HSBC Bank PLC	8,966	(8,966)	—		—
J.P. Morgan Securities LLC	1,131,927	(1,131,927)	—		—
Macquarie Bank Ltd.	318,055	(318,055)	—		—
Morgan Stanley	314,962	(314,962)	—		—

M A S T E R P O R T F O L I O N O T E S T O F I N A N C I A L S T A T E M E N T S	15

Notes to Financial Statements (unaudited) (continued)

Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

State Street Bank & Trust Co.	$417,448	$(417,448)	$—		$—
UBS AG	337,563	(337,563)	—		—

	$7,429,558	$(7,429,558)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Master Portfolio is disclosed in the Master Portfolio’s Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Master Portfolio.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.

For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Master Portfolio’s net assets:

Average Daily Net Assets	Investment Advisory Fees

First $1 billion	0.40%
$1 billion -$3 billion	0.38
$3 billion -$5 billion	0.36
$5 billion -$10 billion	0.35
Greater than $10 billion	0.34

MIP, on behalf of the Master Portfolio entered into an Administration Agreement with the Manager, which has agreed to provide general administrative services (other than investment advice and related portfolio activities). The Manager has agreed to bear all of the Master Portfolio’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolio. The Manager is entitled to receive for these administrative services an annual fee of 0.05% based on the average daily net assets of the Master Portfolio.

16	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

The Manager entered into separate sub-advisory agreements with BlackRock Fund Advisors (“BFA”) and BlackRock International Limited (“BIL”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BFA and BIL for services they provide for that portion of the Master Portfolio for which BFA and BIL, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Master Portfolio to the Manager.

Expense Waivers and Reimbursements: The fees and expenses of MIP’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Master Portfolio’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. The Manager has contractually agreed to reimburse the Master Portfolio or provide an offsetting credit against the administration fees paid by the Master Portfolio in an amount equal to these independent expenses through June 30, 2023. Such contractual arrangement may not be terminated prior to July 1, 2023 without the consent of the Board of MIP. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2022, the amount waived was $15,197.

The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Master Portfolio. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2022, the amounts waived were $1,909.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Master Portfolio. For the six months ended June 30, 2022, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.

The Manager has contractually agreed to waive administration fees through June 30, 2023. This waiver agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees or by a majority of the outstanding voting securities of the Master Portfolio. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2022, the Manager waived $66,192.

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Master Portfolio retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Master Portfolio retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2022, the Master Portfolio paid BTC $4,060 for securities lending agent services.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. The Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

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Notes to Financial Statements (unaudited) (continued)

During the period ended June 30, 2022, the Master Portfolio did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the MIP are directors and/or officers of BlackRock or its affiliates.

Other Transactions: The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended June 30, 2022, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:

Master Portfolio Name	Purchases	Sales	Net Realized Gain (Loss)

International Tilts Master Portfolio	$13,291,576	$9,144,129	$(987,859)

7.	PURCHASES AND SALES

For the six months ended June 30, 2022, purchases and sales of investments, excluding short-term investments, were $157,746,578 and $135,571,261, respectively.

8.	INCOME TAX INFORMATION

The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of June 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

As of June 30, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Master Portfolio Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

International Tilts Master Portfolio	$274,130,217	$13,749,023	$(34,618,252)	$(20,869,229)

9.	BANK BORROWINGS

MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2023 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2022, the Master Portfolio did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Master Portfolio and its investments. The Master Portfolio’s prospectus provides details of the risks to which the Master Portfolio is subject.

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Notes to Financial Statements (unaudited) (continued)

The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Master Portfolio may invest in illiquid investments. An illiquid investment is any investment that the Master Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Master Portfolio may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the Master Portfolio invests.

The price the Master Portfolio could receive upon the sale of any particular portfolio investment may differ from the Master Portfolio’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Portfolio’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Master Portfolio, and the Master Portfolio could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Master Portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Master Portfolio’s portfolio are disclosed in its Schedule of Investments.

The Master Portfolio invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Master Portfolio’s investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but could be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Master Portfolio may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and

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Notes to Financial Statements (unaudited) (continued)

illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Master Portfolio is uncertain.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of Master Investment Portfolio (the “Master Fund”) met on April 20, 2022 (the “April Meeting”) and May 10-11, 2022 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Master Fund, on behalf of International Tilts Master Portfolio (the “Fund”), and BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor. The Board also considered the approval to continue (i) the sub-advisory agreement between the Manager and BlackRock Fund Advisors (“BFA”) with respect to the Fund (the “BFA Sub-Advisory Agreement”) and (ii) the sub-advisory agreement between the Manager and BlackRock International Limited (“BIL,” and together with BFA, the “Sub-Advisors”) with respect to the Fund (the “BIL Sub-Advisory Agreement”). The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreement, the BFA Sub-Advisory Agreement and the BIL Sub-Advisory Agreement are referred to herein as the “Agreements.”

The Approval Process

Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for the Fund on an annual basis. The Board members who are not “interested persons” of the Master Fund, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each typically extending for two days, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information surrounding the renewal of the Agreements. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.

During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide

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Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements  (continued)

more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans, including in light of the ongoing COVID-19 pandemic.

B. The Investment Performance of the Fund and BlackRock

The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2021, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.

The Board noted that for the one-, three- and five-year periods reported, the Fund ranked in the first, second and second quartiles, respectively, against its Performance Peers.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Fund

The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2021 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including,

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Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements  (continued)

among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board noted that if the size of the Fund were to decrease, the Fund could lose the benefit of one or more breakpoints. The Board additionally noted that BlackRock has contractually agreed to waive its administration fee payable by the Fund. The Board further noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate the Fund for certain other fees and expenses.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which the Fund benefits from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Fund to more fully participate in these economies of scale. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

Conclusion

At the May Meeting, as a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of (i) the Advisory Agreement between the Manager and the Master Fund, on behalf of the Fund, (ii) the BFA Sub-Advisory Agreement between the Manager and BFA with respect to the Fund and (iii) the BIL Sub-Advisory Agreement between the Manager and BIL with respect to the Fund, each for a one-year term ending June 30, 2023. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T A N D S U B - A D V I S O R Y A G R E E M E N T S	23

Additional Information

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Master Portfolio will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

General Information

Quarterly performance, semi-annual and annual reports and other information regarding the Master Portfolio may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Master Portfolio and does not, and is not intended to, incorporate BlackRock’s website in this report.

Householding

The Master Portfolio will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Master Portfolio at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Master Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Master Portfolio’s Form N-PORT is available on the SEC’s website at sec.gov. Additionally, the Master Portfolio makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.

Availability of Proxy Voting Policies, Procedures and Voting Records

A description of the policies and procedures that the Master Portfolio uses to determine how to vote proxies relating to portfolio securities and information about how the Master Portfolio voted proxies relating to securities held in the Master Portfolio’s portfolio during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 441-7762; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

24	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Master Portfolio and Service Providers

Investment Adviser and Administrator	Transfer Agent
BlackRock Advisors, LLC	BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809	Wilmington, DE 19809
Sub-Adviser	Independent Registered Public Accounting Firm
BlackRock Fund Advisors	PricewaterhouseCoopers LLP
San Francisco, CA 94105	Philadelphia, PA 19103
BlackRock International Limited	Legal Counsel
Edinburgh, EH3 8BL	Sidley Austin LLP
United Kingdom	New York, NY 10019
Accounting Agent and Custodian	Address of MIP
State Street Bank and Trust Company	400 Howard Street
Boston, MA 02111	San Francisco, CA 94105

A D D I T I O N A L I N F O R M A T I O N	25

Glossary of Terms Used in this Report

Portfolio Abbreviation

ADR	American Depositary Receipt

CVA	Certificaten Van Aandelen (Dutch Certificate)

MSCI	Morgan Stanley Capital International

REIT	Real Estate Investment Trust

SCA	Societe en Commandite par Actions

26	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrants’ Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Section 302 Certifications are attached

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

2

(a)(4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

3

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds III and Master Investment Portfolio

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III and Master Investment Portfolio

Date: August 19, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III and Master Investment Portfolio

Date: August 19, 2022

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds III and Master Investment Portfolio

Date: August 19, 2022

4